UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
$ 40,684,487	e,n	General Motors Corp	7.200%	01/15/11	$11,697
18,507,434	n	General Motors Corp	7.130	07/15/13	5,182
4,230,271	e,n	General Motors Corp	7.700	04/15/16	1,195
6,062,000	n	General Motors Corp	9.400	07/15/21	1,667
85,268,000	e,n	General Motors Corp	8.380	07/15/33	25,367
26,439,191	n	Motors Liquidation Co	8.800	03/01/21	7,535
7,950,000	e,n	Motors Liquidation Co	8.250	07/15/23	2,266
24,057,000	n	Motors Liquidation Co	7.400	09/01/25	6,736
35,983,677	n	Motors Liquidation Co	6.750	05/01/28	10,075

		TOTAL AUTOMOBILES & COMPONENTS			71,720

FOOD & STAPLES RETAILING - 0.0%
8	i	Marfrig Alimentos S.A.	1.000	07/15/15	50

		TOTAL FOOD & STAPLES RETAILING			50

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,532,180		Dr Reddys Laboratories Ltd	9.250	03/24/14	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

REAL ESTATE - 0.0%
22,970		Kiwi Income Property Trust	8.950	12/20/14	19

		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			71,789

		(Cost $86,291)

		TOTAL BONDS			71,789

		(Cost $86,291)

SHARES	COMPANY

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.8%
135,400	AAPICO Hitech PCL	62
15,000	Actron Technology Corp	65
64,000	Aichi Machine Industry Co Ltd	229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,900	e	Aisan Industry Co Ltd	$658
777,089		Aisin Seiki Co Ltd	27,013
171,100	e	Akebono Brake Industry Co Ltd	873
2,800,023	*	American Axle & Manufacturing Holdings, Inc	35,252
91,978	*	Amerigon, Inc (Class A)	1,405
941,420		Amtek Auto Ltd	3,184
21,849		Amtek India Ltd	40
11,259	*	Asahi India Glass Ltd	22
1,170		AtlasBX Co Ltd	32
1,138,074		Autoliv, Inc	84,479
131,065		Bajaj Holdings and Investment Ltd	4,301
258,149		Bayerische Motoren Werke AG.	21,432
1,971		Bayerische Motoren Werke AG. (Preference)	111
18,721		Bharat Forge Ltd	146
463,717	*	BorgWarner, Inc	36,954
136,172	e	Brembo S.p.A.	1,678
419,491	e	Bridgestone Corp	8,772
3,490,000	*	Brilliance China Automotive Holdings Ltd	3,498
720,900	e	Byd Co Ltd	2,758
972,058	*,e	Calsonic Kansei Corp	3,858
225,000	*	Chaowei Power Holdings Ltd	83
1,458,761		Cheng Shin Rubber Industry Co Ltd	3,383
691,000		China Motor Corp	565
26,728		Compagnie Plastic-Omnium S.A.	2,183
41,916	*	Continental AG.	3,767
263,744	e	Cooper Tire & Rubber Co	6,791
17,000		Cub Elecparts, Inc	45
11,430		Dae Won Kang Up Co Ltd	51
378,087	*,e	Daihatsu Motor Co Ltd	5,511
2,125,565	*	DaimlerChrysler AG. (EUR)	149,773
758,679	*	Dana Holding Corp	13,193
1,472,309		Denso Corp	48,962
40,000		Depo Auto Parts Ind Co Ltd	98
1,300		Dong Ah Tire & Rubber Co Ltd	11
7,652,915		Dongfeng Motor Group Co Ltd	13,019
6,190		Dongyang Mechatronics Corp	96
49,172	*,e	Dorman Products, Inc	2,070
80,100	*	Double Coin Holdings Ltd	69
176,700		Drb-Hicom BHD	134
93,196		Drew Industries, Inc	2,081
31,000	*	Eagle Industry Co Ltd	327
52,624	e	ElringKlinger AG.	1,660
55,482		Exedy Corp	1,668
53,122		Exide Industries Ltd	171
383,067	*	Exide Technologies	4,283
977,006	*,e	Faurecia	35,626
53,400	e	FCC Co Ltd	1,285
99,000		Federal Corp	64
237,064	*,e	Federal Mogul Corp (Class A)	5,903
585,159	e	Fiat S.p.A.	5,289
123,323		Fleetwood Corp Ltd	1,544
18,048,602	*,e	Ford Motor Co	269,106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,598		Ford Otomotiv Sanayi AS	$788
87,974	*,e	Fuel Systems Solutions, Inc	2,655
1,444,313		Fuji Heavy Industries Ltd	9,332
17,000	e	Furukawa Battery Co Ltd	103
67,797	*,e	Futaba Industrial Co Ltd	383
5,310,000	e	Geely Automobile Holdings Ltd	1,970
767,724	*	General Motors Co	23,822
421,756	e	Gentex Corp	12,758
3,003,593		GKN plc	9,655
4,010		Global & Yuasa Battery Co Ltd	150
737,712	*,e	Goodyear Tire & Rubber Co	11,051
14,528	*	Grammer AG.	391
2,925,500	e	Great Wall Motor Co Ltd	5,403
4,705,456	e	Guangzhou Automobile Group Co Ltd	5,725
17,110		Halla Climate Control Corp	326
2,440		Hanil E-Wha Co Ltd	19
100,480		Hankook Tire Co Ltd	3,278
827,474		Harley-Davidson, Inc	35,159
106,211		Hero Honda Motors Ltd	3,789
3,557,022	e	Honda Motor Co Ltd	132,157
16,000		Hu Lane Associate, Inc	39
7,365		Hudaco Industries Ltd	89
5,440		Hwa Shin Co Ltd	75
111,405		Hyundai Mobis	33,215
281,713		Hyundai Motor Co	52,065
65,443		Hyundai Motor Co Ltd (2nd Preference)	4,244
41,280		Hyundai Motor Co Ltd (Preference)	2,480
250,133		IMMSI S.p.A.	296
2,149,933		Isuzu Motors Ltd	8,529
120,000	*	Jinan Qingqi Motorcycle Co	57
2,854,487	e	Johnson Controls, Inc	118,660
113,400	*,e	Kanto Auto Works Ltd	794
228,896	e	Kayaba Industry Co Ltd	1,842
153,800	e	Keihin Corp	2,914
215,000		Kenda Rubber Industrial Co Ltd	267
334,684		Kia Motors Corp	21,033
72,372	*	Koito Manufacturing Co Ltd	1,162
577,351	*,e	Kongsberg Automotive ASA	456
1,340	*	Kumho Tire Co, Inc	19
62,290	e	Landi Renzo S.p.A.	220
600	*,b,m	Lear Corp	0	^
988,567		Lear Corp (New)	48,311
38,712	*	Leoni AG.	1,649
83,398		Linamar Corp	1,807
375,794		Magna International, Inc (Class A)	18,016
485,783		Mahindra & Mahindra Ltd	7,638
14,884		Mando CORP	2,351
104,582	*	Martinrea International, Inc	1,014
108,152		Maruti Udyog Ltd	3,061
1,229,342	e	Mazda Motor Corp	2,709
142,039		Michelin (C.G.D.E.) (Class B)	11,981
244,000		Minth Group Ltd	409

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,000		Mitsuba Corp	$385
1,671,202	*,e	Mitsubishi Motors Corp	2,052
207,929	*,e	Modine Manufacturing Co	3,356
4,550		Motonic Corp	35
816		MRF Ltd	115
37,400		Musashi Seimitsu Industry Co Ltd	890
450,000	*	Nan Kang Rubber Tire Co Ltd	685
12,060		Nexen Tire Corp	148
146,282		NGK Spark Plug Co Ltd	2,000
266,707		NHK Spring Co Ltd	2,643
107,751	e	Nifco, Inc	2,588
70,000		Nippon Seiki Co Ltd	840
6,461,860	e	Nissan Motor Co Ltd	57,401
108,000		Nissan Shatai Co Ltd	803
58,200	e	Nissin Kogyo Co Ltd	1,005
146,461	*	NOK Corp	2,605
41,437	e	Nokian Renkaat Oyj	1,762
848,000	*,m	Norstar Founders Group Ltd	1
9,439		Otokar Otobus Karoseri Sanayi AS.	163
2,688,955	*	Peugeot S.A.	106,083
180,127	e	Piaggio & C S.p.A.	615
842,257	e	Pirelli & C S.p.A.	7,390
30,100	*	Plascar Participacoes Industriais S.A.	47
60,873	e	Porsche AG.	3,964
126,000	e	Press Kogyo Co Ltd	536
82,700		Proton Holdings BHD	97
2,942,931		PT Astra International Tbk	19,248
547,500		PT Gajah Tunggal Tbk	140
3,166		Pyeong Hwa Automotive Co Ltd	55
300,000		Qingling Motors Co Ltd	96
496,742	*	Renault S.A.	27,448
4,163	*	Rieter Holding AG.	1,708
168,000		Riken Corp	697
3,740		S&T Daewoo Co Ltd	106
8,830		S&T Dynamics Co Ltd	142
220,000	e	Sanden Corp	923
28,300		Sanoh Industrial Co Ltd	235
211,000	*	Sanyang Industry Co Ltd	124
3,160		Sejong Industrial Co Ltd	40
11,457	e	Shiloh Industries, Inc	134
79,000	*	Showa Corp	585
2,810		SL Corp	64
8,701	e	Societe Fonciere Financiere et de Participations FFP	642
59,256	*	Sogefi S.p.A.	240
73,700		Somboon Advance Technology PCL	55
186,290	e	Spartan Motors, Inc	1,278
48,100		Sri Trang Agro-Industry PCL	45
9,840	*	Ssangyong Motor Co	82
172,398		Standard Motor Products, Inc	2,384
249,511		Stanley Electric Co Ltd	4,125
68,791	*	Stoneridge, Inc	1,006
242,806	e	Sumitomo Rubber Industries, Inc	2,472

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,891		Sungwoo Hitech Co Ltd	$109
107,506	e	Superior Industries International, Inc	2,756
393,914		Suzuki Motor Corp	8,804
2,332,653	e	T RAD Co Ltd	9,984
21,000		Ta Yih Industrial Co Ltd	49
33,900		Tachi-S Co Ltd	592
63,000	*	Takata Corp	1,803
78,700		TAN Chong Motor Holdings BHD	126
26,700	e	Teikoku Piston Ring Co Ltd	246
256,784	*,e	Tenneco, Inc	10,900
47,542	*,e	Tesla Motors, Inc	1,317
102,112	e	Thor Industries, Inc	3,407
160,000		Tianneng Power International Ltd	78
14,915		Tofas Turk Otomobil Fabrik	84
87,963	e	Tokai Rika Co Ltd	1,500
77,800		Tokai Rubber Industries, Inc	953
111,000		Tong Yang Industry Co Ltd	160
49,800		Topre Corp	399
28,000	*,e	Tower International, Inc	474
246,000	e	Toyo Tire & Rubber Co Ltd	604
348,930	e	Toyoda Gosei Co Ltd	7,289
88,300	*	Toyota Auto Body Co Ltd	1,480
70,383	e	Toyota Boshoku Corp	1,013
282,199		Toyota Industries Corp	8,544
3,886,261	*	Toyota Motor Corp	154,224
768,222	*	TRW Automotive Holdings Corp	42,314
60,600	e	TS Tech Co Ltd	1,065
25,096		Tung Thih Electronic Co Ltd	94
701,135		TVS Motor Co Ltd	941
82,000		TYC Brother Industrial Co Ltd	48
2,147,541		UMW Holdings BHD	5,221
46,100	e	Unipres Corp	921
343,610	*	Valeo S.A.	20,005
278,454	*,e	Visteon Corp	17,401
158,452	e	Volkswagen AG.	24,230
10,453		Volkswagen AG. (Preference)	1,689
160,721	*,e	Winnebago Industries, Inc	2,149
2,720,000		Xinyi Glass Holdings Co Ltd	2,826
229,455	*	Yamaha Motor Co Ltd	3,995
400,000	e	Yokohama Rubber Co Ltd	1,937
137,100	e	Yorozu Corp	2,761
934,258		Yulon Motor Co Ltd	1,724

		TOTAL AUTOMOBILES & COMPONENTS	2,030,448

BANKS - 6.1%
91,158	e	1st Source Corp	1,827
94,978	*	1st United Bancorp, Inc	667
725,712		77 Bank Ltd	3,655
85,373	*	Aareal Bank AG.	2,738
107,954		Abington Bancorp, Inc	1,320
441,225		ABSA Group Ltd	8,890
135,700		Affin Holdings BHD	157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,139,000	*,e	Agricultural Bank of China	$22,169
706,580	*	Agricultural Bank of Greece	710
10,600		Aichi Bank Ltd	659
1,641,810		Akbank TAS	7,957
255,000		Akita Bank Ltd	828
120,532		Albaraka Turk Katilim Bankasi AS	179
21,697		Alliance Financial Corp	724
1,220,400		Alliance Financial Group BHD	1,277
1,252,927	*	Allied Irish Banks plc	336
415,059	*	Alpha Bank S.A.	2,662
315,270	*,e,m	Amagerbanken AS	1
28,878		American National Bankshares, Inc	650
107,311	e	Ameris Bancorp	1,090
37,650		Ames National Corp	719
31,509		Andhra Bank	107
541,290	*,m	Anglo Irish Bank Corp plc	166
263,000		Aomori Bank Ltd	807
5,257,304	e	Aozora Bank Ltd	11,878
50,785		Arrow Financial Corp	1,256
333,084		Associated Banc-Corp	4,946
451,980		Astoria Financial Corp	6,495
587,738		Asya Katilim Bankasi AS	1,144
77,418		Attijariwafa Bank	3,781
3,907,268		Australia & New Zealand Banking Group Ltd	96,178
296,721	e	Awa Bank Ltd	1,802
429,105	e	Banca Carige S.p.A.	1,014
16,385,524		Banca Intesa S.p.A.	48,339
3,225,640		Banca Intesa S.p.A. RSP	8,510
2,099,968	*,e	Banca Monte dei Paschi di Siena S.p.A.	2,618
379,899	e	Banca Popolare dell’Emilia Romagna Scrl	4,573
104,164	*	Banca Popolare dell’Etruria e del Lazio	453
574,539	e	Banca Popolare di Milano	2,155
34,940	e	Bancfirst Corp	1,491
540,930		Banche Popolari Unite Scpa	4,616
9,200		Banco ABC Brasil S.A.	70
4,737,074	e	Banco Bilbao Vizcaya Argentaria S.A.	57,473
383,220	e	Banco BPI S.A.	666
3,162,846		Banco Bradesco S.A.(Pref)	64,607
8,105,145	e	Banco Comercial Portugues S.A.	6,601
6,100		Banco Daycoval S.A.	46
53,655		Banco de Credito e Inversiones	3,370
2,215,640		Banco de Oro Universal Bank	2,650
966,372	e	Banco de Sabadell S.A.	4,229
173,522	e	Banco de Valencia S.A.	777
85,956		Banco di Desio e della Brianza S.p.A.	468
9,367		Banco di Sardegna S.p.A	119
1,171,676		Banco do Brasil S.A.	21,207
545,681		Banco do Estado do Rio Grande do Sul	6,718
567,751	e	Banco Espirito Santo S.A.	2,319
116,500		Banco Industrial e Comercial S.A.	906
3,631,981		Banco Itau Holding Financeira S.A.	86,537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

163,431		Banco Latinoamericano de Exportaciones S.A. (Class E)	$2,854
21,817		Banco Macro S.A. (ADR) (Class B)	873
7,600		Banco Panamericano S.A.	27
167,172	e	Banco Pastor S.A.	802
4,400		Banco Pine S.A.	36
1,199,786		Banco Popolare Scarl	3,576
773,863	e	Banco Popular Espanol S.A.	4,544
1,160,439		Banco Santander Brasil S.A.	14,073
318,893	e	Banco Santander Brasil S.A. (ADR)	3,910
12,048,502		Banco Santander Central Hispano S.A.	140,534
61,499,025		Banco Santander Chile S.A.	5,163
280,151		BanColombia S.A.	4,371
56,000	e	BanColombia S.A. (ADR)	3,509
223,096		BanColombia S.A. (Preference)	3,469
13,088		Bancorp Rhode Island, Inc	404
163,445		Bancorpsouth, Inc	2,525
108,500		Bangkok Bank PCL	617
1,784,200		Bangkok Bank PCL (Foreign Reg)	10,224
204,073		Banif SGPS S.A.	233
58,654		Bank Handlowy w Warszawie S.A.	2,087
777,859	*	Bank Hapoalim Ltd	4,044
1,427,829		Bank Leumi Le-Israel	7,305
434,991	*	Bank Millennium S.A.	894
222,253		Bank Mutual Corp	940
162,870	*	Bank of Attica	230
2,157,700		Bank of Ayudhya PCL	1,765
114,486,000	e	Bank of China Ltd	63,664
15,879,225	e	Bank of Communications Co Ltd	17,459
695,813		Bank of Cyprus Public Co Ltd	2,518
1,326,214		Bank of East Asia Ltd	5,628
92,495		Bank of Hawaii Corp	4,423
2,729,466	*	Bank of Ireland	851
19,600		Bank of Iwate Ltd	778
213,000	*	Bank of Kaohsiung	90
554,783	e	Bank of Kyoto Ltd	4,910
26,368		Bank of Marin Bancorp	984
925,662	e	Bank of Montreal	60,132
403,000	e	Bank of Nagoya Ltd	1,299
2,008,486	e	Bank of Nova Scotia	123,244
41,800	e	Bank of Okinawa Ltd	1,702
763,380		Bank of Queensland Ltd	7,829
199,541		Bank of Saga Ltd	561
74,986		Bank of the Ozarks, Inc	3,278
3,106,469		Bank of the Philippine Islands	4,097
74,000	e	Bank of the Ryukyus Ltd	844
1,258,475	e	Bank of Yokohama Ltd	5,982
162,132		Bank Pekao S.A.	9,702
15,711,000		Bank Rakyat Indonesia	10,361
105,167		BankFinancial Corp	966
222,765	e	Bankinter S.A.	1,527
6,144		Banque Cantonale Vaudoise	3,481

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,047,046		Barclays plc	$112,460
7,675		Basler Kantonalbank	1,171
1,463,005		BB&T Corp	40,159
769,165	e	Bendigo Bank Ltd	7,580
190,022	*,e	Beneficial Mutual Bancorp, Inc	1,638
65,798		Berkshire Hills Bancorp, Inc	1,372
1,839,180		BNP Paribas	134,453
3,880,238		BOC Hong Kong Holdings Ltd	12,651
23,910	*,e	BofI Holding, Inc	371
47,806	e	BOK Financial Corp	2,471
338,154	e	Boston Private Financial Holdings, Inc	2,391
17,431	*	BRE Bank S.A.	2,109
29,752	e	Bridge Bancorp, Inc	666
268,771	e	Brookline Bancorp, Inc	2,830
41,481	e	Bryn Mawr Bank Corp	853
204,687	*	BS Financial Group	2,967
6,019,596		Bumiputra-Commerce Holdings BHD	16,286
172,671	e	Caja de Ahorros del Mediterraneo	1,517
43,654	e	Camden National Corp	1,495
899,394	e	Canadian Imperial Bank of Commerce/Canada	77,555
143,276	e	Canadian Western Bank	4,603
173,896		Canara Bank	2,441
68,217	e	Capital City Bank Group, Inc	865
1,027,136		CapitalSource, Inc	7,231
18,023		Capitec Bank Holdings Ltd	448
842,897		Capitol Federal Financial	9,499
195,883	e	Cardinal Financial Corp	2,284
366,960	e	Cathay General Bancorp	6,257
156,924	*	Center Financial	1,152
97,934		Centerstate Banks of Florida, Inc	686
19,768	e	Century Bancorp, Inc	529
5,463,000		Chang Hwa Commercial Bank	4,380
125,061		Chemical Financial Corp	2,492
1,198,370	e	Chiba Bank Ltd	6,717
48,800	*	Chiba Kogyo Bank Ltd	280
11,656,855	e	China Citic Bank	8,474
83,965,341		China Construction Bank	78,607
12,978,777		China Development Financial Holding Corp	5,224
5,933,122	e	China Merchants Bank Co Ltd	16,401
8,474,300	e	China Minsheng Banking Corp Ltd	7,790
14,347,153		Chinatrust Financial Holding Co	12,179
159,000		Chong Hing Bank Ltd	409
1,448,000	*,e	Chongqing Rural Commercial Bank	994
127,781	e	Chugoku Bank Ltd	1,450
1,060,887	*,e	CIT Group, Inc	45,141
53,667	e	Citizens & Northern Corp	902
1,875,845	*	Citizens Republic Bancorp, Inc	1,669
79,411	e	City Holding Co	2,808
86,145	e	City National Corp	4,915
54,892		City Union Bank Ltd	55
45,018	e	Clifton Savings Bancorp, Inc	534
48,512	e	CNB Financial Corp	704

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,246	e	CoBiz, Inc	$933
191,517	e	Columbia Banking System, Inc	3,671
51,463		Comdirect Bank AG.	582
340,130		Comerica, Inc	12,490
150,132	e	Commerce Bancshares, Inc	6,071
931,744		Commercial International Bank	5,098
689,641	*,e	Commerzbank AG.	5,355
2,016,895	e	Commonwealth Bank of Australia	109,280
174,093	e	Community Bank System, Inc	4,225
82,564	e	Community Trust Bancorp, Inc	2,285
62,201,838		CorpBanca S.A.	944
118,000	*	Cosmos Bank Taiwan	29
104,327		Credicorp Ltd (NY)	10,947
1,698,692		Credit Agricole S.A.	27,872
115,512	e	Credito Emiliano S.p.A.	757
99,089		Cullen/Frost Bankers, Inc	5,848
471,647	e	CVB Financial Corp	4,391
171,780		Daegu Bank	2,818
534,600		Dah Sing Banking Group Ltd	827
183,600		Dah Sing Financial Holdings Ltd	1,133
639,000		Daishi Bank Ltd	2,113
746,375	*,e	Danske Bank AS	16,499
139,588	*	Danske Bank AS	3,117
95,811		Danvers Bancorp, Inc	2,052
2,361,575		DBS Group Holdings Ltd	27,418
81,881	*	Development Credit Bank Ltd	84
2,118		Dewan Housing Finance Corp Ltd	13
567,868	*,e	Dexia	2,209
2,151,620		Dhanalakshmi Bank Ltd	5,460
143,949	e	Dime Community Bancshares	2,125
1,373,365		DNB NOR Holding ASA	21,057
157,842	*,e	Doral Financial Corp	174
5,004,140		E.Sun Financial Holding Co Ltd	3,146
61,482	*,e	Eagle Bancorp, Inc	864
1,232,687		East West Bancorp, Inc	27,070
331,303	*	EFG Eurobank Ergasias S.A.	2,060
201,904		Ehime Bank Ltd	569
213,000	e	Eighteenth Bank Ltd	592
27,318	*,e	Encore Bancshares, Inc	332
79,281	e	Enterprise Financial Services Corp	1,115
162,575	e	Erste Bank der Oesterreichischen Sparkassen AG.	8,210
43,068	e	ESB Financial Corp	636
70,464	e	ESSA Bancorp, Inc	930
642,000		Far Eastern International Bank	291
38,324	e	Federal Agricultural Mortgage Corp (Class C)	732
19,059		Federal Bank Ltd	179
2,675	*	FHB Mortgage Bank plc	14
9,316	*	FIBI Holdings Ltd	211
374,300		FIDEA Holdings Co Ltd	1,069
4,642,140		Fifth Third Bancorp	64,433
65,635	e	Financial Institutions, Inc	1,149
4,960	*,e,m	Fionia Bank AS	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,916	e	First Bancorp (NC)	$1,391
52,121	*,e	First Bancorp (Puerto Rico)	261
49,881	e	First Bancorp, Inc	761
321,088	e	First Busey Corp	1,631
13,757		First Citizens Bancshares, Inc (Class A)	2,759
451,183	e	First Commonwealth Financial Corp	3,091
65,928		First Community Bancshares, Inc	935
314,883	e	First Financial Bancorp	5,255
109,866	e	First Financial Bankshares, Inc	5,644
61,392	e	First Financial Corp	2,041
7,113,131		First Financial Holding Co Ltd	6,092
109,813	e	First Financial Holdings, Inc	1,242
1,327,980	e	First Horizon National Corp	14,887
27,776		First International Bank Of Israel Ltd	434
60,981	e	First Interstate Bancsystem, Inc	829
144,209	e	First Merchants Corp	1,193
343,783	e	First Midwest Bancorp, Inc	4,053
398,670	e	First Niagara Financial Group, Inc	5,414
29,071	e	First of Long Island Corp	807
183,576	*,e	First Republic Bank	5,674
44,550	e	First South Bancorp, Inc	222
524,061	e	FirstMerit Corp	8,940
237,018	*	Flagstar Bancorp, Inc	356
178,161		Flushing Financial Corp	2,655
604,360	e	FNB Corp	6,370
27,117	e	Fox Chase Bancorp, Inc	377
1,628,000		Fubon Bank Hong Kong Ltd	1,077
303,000		Fukui Bank Ltd	943
720,847		Fukuoka Financial Group, Inc	2,997
384,699	e	Fulton Financial Corp	4,274
127,766	*	Geniki Bank	270
65,300	e	Genworth MI Canada, Inc	1,763
62,657	e	German American Bancorp, Inc	1,077
377,339	*	Getin Holding S.A.	1,884
359,989	e	Glacier Bancorp, Inc	5,418
67,129	e	Great Southern Bancorp, Inc	1,440
309,763	*	Greek Postal Savings Bank	1,476
52,920	*,e	Greene County Bancshares, Inc	148
2,741,018	e	Grupo Financiero Banorte S.A. de C.V.	12,900
1,119,866		Grupo Financiero Inbursa S.A.	5,136
1,247,570		Gunma Bank Ltd	6,616
994,951		Hachijuni Bank Ltd	5,730
389,310		Hana Financial Group, Inc	16,811
163,767	e	Hancock Holding Co	5,378
1,345,870		Hang Seng Bank Ltd	21,746
404,888	*,e	Hanmi Financial Corp	502
432,754		HDFC Bank Ltd	22,772
71,565	e	Heartland Financial USA, Inc	1,217
45,582	*	Heritage Financial Corp	646
2,939	*	Heritage Financial Group	37
188,000		Higashi-Nippon Bank Ltd	408
474,000		Higo Bank Ltd	2,643

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

158,078	e	Hiroshima Bank Ltd	$686
384,000		Hokkoku Bank Ltd	1,297
280,000		Hokuetsu Bank Ltd	641
1,209,522	e	Hokuhoku Financial Group, Inc	2,358
38,138	*	Home Bancorp, Inc	584
100,708	e	Home Bancshares, Inc	2,291
44,169		Home Capital Group, Inc	2,593
79,287	e	Home Federal Bancorp, Inc	934
929,000		Hong Leong Bank BHD	3,023
234,612		Hong Leong Credit BHD	697
1,654,755		Housing Development Finance Corp	26,031
31,704,649		HSBC Holdings plc	327,481
5,487,412		Hua Nan Financial Holdings Co Ltd	4,102
1,098,974		Hudson City Bancorp, Inc	10,638
48,063	e	Hudson Valley Holding Corp	1,057
10,419,247		Huntington Bancshares, Inc	69,184
521,692		Hyakugo Bank Ltd	2,343
322,000		Hyakujushi Bank Ltd	1,212
140,060	e	IBERIABANK Corp	8,422
1,182,585		ICICI Bank Ltd	29,542
104,184	e	Independent Bank Corp	2,814
30,096		Indian Overseas Bank	97
373,194		IndusInd Bank Ltd	2,204
125,966,000		Industrial & Commercial Bank of China	104,434
225,200		Industrial Bank Of Korea	3,875
3,502		ING Bank Slaski S.A.	1,102
913,708		ING Vysya Bank Ltd	6,573
305,811		International Bancshares Corp	5,609
3,135,982		Investimentos Itau S.A. - PR	24,586
195,233	*,e	Investors Bancorp, Inc	2,907
595,405	*	Israel Discount Bank Ltd	1,255
323,036		Iyo Bank Ltd	2,691
3,777		Jammu & Kashmir Bank Ltd	74
15,770		Jeonbuk Bank	98
1,017,118	e	Joyo Bank Ltd	3,998
416,555		Juroku Bank Ltd	1,366
91,854	*	Jyske Bank	4,082
204,000		Kagoshima Bank Ltd	1,380
409,000		Kansai Urban Banking Corp	725
104,000	*,e	Kanto Tsukuba Bank Ltd	316
29,857		Karnataka Bank Ltd	72
1,170	*	Karur Vysya Bank Ltd	10
2,925		Karur Vysya Bank Ltd	27
1,013,200		Kasikornbank PCL	4,252
45,700		Kasikornbank PCL - NVDR	192
1,829,900		Kasikornbank PCL (Foreign)	7,950
802,211		KB Financial Group, Inc	41,964
200,811	*	KBC Groep NV	7,556
87,519	e	Kearny Financial Corp	878
762,000		Keiyo Bank Ltd	3,810
3,123,572	e	Keycorp	27,737
5,497	e	K-Fed Bancorp	68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,500		Kiatnakin Bank PCL	$48
333,000	*	King’s Town Bank	187
1,455,000		Kiyo Holdings, Inc	2,027
40,023	*	Komercni Banka AS	10,090
1,024,340		Korea Exchange Bank	9,017
3,657,000		Krung Thai Bank PCL	2,225
111,611	e	Lakeland Bancorp, Inc	1,159
91,459	e	Lakeland Financial Corp	2,074
5,687		Lakshmi Vilas Bank Ltd	12
38,952	e	Laurentian Bank of Canada	2,034
369,425		LIC Housing Finance Ltd	1,870
16,878		Liechtenstein Landesbank	1,352
46,144,100	*	Lloyds TSB Group plc	42,877
143,391	e	M&T Bank Corp	12,686
138,211	e	MainSource Financial Group, Inc	1,383
6,661,850		Malayan Banking BHD	19,698
99,900		Malaysia Building Society	74
1,598,887		Marfin Popular Bank Public Co Ltd	1,968
1,048,376	e	Marshall & Ilsley Corp	8,377
251,713	e	MB Financial, Inc	5,276
17,390,360		Mega Financial Holding Co Ltd	13,684
23,146	e	Merchants Bancshares, Inc	613
51,021	*,e	Meridian Interstate Bancorp, Inc	717
1,976,705		Metropolitan Bank & Trust	2,927
1,161,150	*,e	MGIC Investment Corp	10,323
28,069	e	Midsouth Bancorp, Inc	406
25,878	e	MidWestOne Financial Group, Inc	384
165,000		Mie Bank Ltd	444
580,000		Minato Bank Ltd	1,042
26,692,246	e	Mitsubishi UFJ Financial Group, Inc	122,989
2,565,963		Mitsui Trust Holdings, Inc	9,090
348,000		Miyazaki Bank Ltd	833
346,905		Mizrahi Tefahot Bank Ltd	3,915
29,897,001	e	Mizuho Financial Group, Inc	49,333
434,394	e	Mizuho Trust & Banking Co Ltd	392
68,268	e	Musashino Bank Ltd	2,213
311,928	e	Nanto Bank Ltd	1,521
159,640	*	Nara Bancorp, Inc	1,536
19,112	e	NASB Financial, Inc	309
4,348,047		National Australia Bank Ltd	116,212
284,259	e	National Bank of Canada	23,101
1,078,610	*	National Bank of Greece S.A.	9,550
39,689	e	National Bankshares, Inc	1,147
35,691	*	National Development Bank	26
613,640	e	National Penn Bancshares, Inc	4,750
97,911		National Societe Generale Bank SAE	628
3,248,896	*	Natixis	18,346
174,993		NBT Bancorp, Inc	3,988
240,778		Nedbank Group Ltd	5,033
833,867	e	New York Community Bancorp, Inc	14,393
509,440	e	NewAlliance Bancshares, Inc	7,560
1,177,725	e	Nishi-Nippon City Bank Ltd	3,384

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,587,449	e	Nordea Bank AB	$39,249
79,944	e	Northfield Bancorp, Inc	1,103
534,268		Northwest Bancshares, Inc	6,700
68,377		OceanFirst Financial Corp	954
312,616	*	Ocwen Financial Corp	3,445
733,000		Ogaki Kyoritsu Bank Ltd	2,398
214,000		Oita Bank Ltd	725
440,507	e	Old National Bancorp	4,722
40,410	*	OmniAmerican Bancorp, Inc	640
168,549	e	Oriental Financial Group, Inc	2,115
256,277		Oritani Financial Corp	3,250
33,401	e	Orrstown Financial Services, Inc	935
319,794	*,e	OTP Bank Rt	9,455
52		Otzar Hityashvuth Hayehudim	142
1,786,103		Oversea-Chinese Banking Corp	13,574
71,400	e	Pacific Continental Corp	728
131,538	e	PacWest Bancorp	2,861
711,167		Paragon Group of Cos plc	1,943
2,000		Parana Banco S.A.	15
61,739	e	Park National Corp	4,125
47,124	e	Peapack Gladstone Financial Corp	625
18,234	e	Penns Woods Bancorp, Inc	710
51,691	*,e	Pennsylvania Commerce Bancorp, Inc	638
63,256	e	Peoples Bancorp, Inc	760
730,330		People’s United Financial, Inc	9,188
79,360	*	Philippine National Bank	102
364,974	e	Piccolo Credito Valtellinese Scarl	1,745
134,288	*	Pinnacle Financial Partners, Inc	2,221
2,048,321	*	Piraeus Bank S.A.	4,053
598,291	*,e	PMI Group, Inc	1,615
3,735,634		PNC Financial Services Group, Inc	235,308
2,030,010	*	Popular, Inc	5,907
5,724	e	Porter Bancorp, Inc	45
903,447		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,897
259,688	e	PrivateBancorp, Inc	3,971
240,848	e	Prosperity Bancshares, Inc	10,301
298,907	e	Provident Financial Services, Inc	4,424
186,846	e	Provident New York Bancorp	1,928
1,467,500		PT Bank Bukopin Tbk	115
17,794,000		PT Bank Central Asia Tbk	14,180
3,948,093		PT Bank Danamon Indonesia Tbk	2,965
1,566,500	*	PT Bank Jabar Banten Tbk	228
16,442,382		PT Bank Mandiri Persero Tbk	12,834
10,478,823		PT Bank Negara Indonesia	4,780
1,131,000		PT Bank Tabungan Negara Tbk	218
78,973		Public Bank BHD	342
1,975,111		Public Bank BHD (Foreign)	8,569
607,113	e	Radian Group, Inc	4,134
96,111	e	Raiffeisen International Bank Holding AG.	5,340
2,448,468		Regions Financial Corp	17,776
148,854		Renasant Corp	2,528
71,618	e	Republic Bancorp, Inc (Class A)	1,395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,206,476	e	Resona Holdings, Inc	$5,751
766,100		RHB Capital BHD	2,168
100,800		Rizal Commercial Banking Corp	63
60,524	e	Rockville Financial, Inc	631
40,673	e	Roma Financial Corp	450
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	8,403
2,035,697	e	Royal Bank of Canada (Toronto)	125,963
17,015,418	*	Royal Bank of Scotland Group plc	11,163
120,248	e	S&T Bancorp, Inc	2,594
56,669	e	S.Y. Bancorp, Inc	1,426
97,850	e	Sandy Spring Bancorp, Inc	1,806
212,000		San-In Godo Bank Ltd	1,578
87,798		Sapporo Hokuyo Holdings, Inc	422
142,090	f	Sberbank (GDR) (purchased 09/12/06, cost $33,988)	58,901
80,544	e	SCBT Financial Corp	2,681
59,520		Security Bank Corp	117
136,128		Sekerbank TAS	152
248,944	e	Senshu Ikeda Holdings, Inc	338
583	e	Seven Bank Ltd	1,176
312,000	e	Shiga Bank Ltd	1,637
242,000		Shikoku Bank Ltd	740
22,600		Shimizu Bank Ltd	998
808,572		Shinhan Financial Group Co Ltd	36,703
496,187	e	Shinsei Bank Ltd	585
878,414		Shizuoka Bank Ltd	7,268
2,013,100		Siam Commercial Bank PCL	7,055
56,800	e	Sierra Bancorp	635
175,448	*,e	Signature Bank	9,895
93,360	e	Simmons First National Corp (Class A)	2,529
7,870,947		SinoPac Financial Holdings Co Ltd	3,544
2,278,730	e	Skandinaviska Enskilda Banken AB (Class A)	20,310
815,352		Societe Generale	52,961
237,849		South Indian Bank Ltd	122
98,855	e	Southside Bancshares, Inc	2,115
117,902	*	Southwest Bancorp, Inc	1,673
171,293	e	Sparebanken Midt-Norge	1,552
3,441		St Galler Kantonalbank	1,780
1,790,333		Standard Bank Group Ltd	27,483
2,837,469		Standard Chartered plc	73,601
13,474	e	Standard Chartered plc (Hong Kong)	356
87,074		State Bancorp, Inc	905
853		State Bank of Bikaner & Jaip	10
45,474		State Bank of India Ltd	2,819
46,482	f	State Bank of India Ltd (GDR) (purchased 06/30/05, cost $4,220)	5,996
774		State Bank of Travancore	13
111,048	e	StellarOne Corp	1,577
162,577	e	Sterling Bancorp	1,627
449,545	e	Sterling Bancshares, Inc	3,871
42,016	e	Suffolk Bancorp	881
3,013,548	e	Sumitomo Mitsui Financial Group, Inc	93,496
1,708,869	m	Sumitomo Trust & Banking Co Ltd	9,243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,043,585		SunTrust Banks, Inc	$116,617
1,919,804	e	Suruga Bank Ltd	17,053
633,581	e	Susquehanna Bancshares, Inc	5,924
198,802	*,e	SVB Financial Group	11,318
654,398	e	Svenska Handelsbanken (A Shares)	21,464
666,514	e	Swedbank AB (A Shares)	11,397
105,485		Sydbank AS	2,657
46,727		Syndicate Bank	129
2,289,588	e	Synovus Financial Corp	5,495
734,800	*	Ta Chong Bank Co Ltd	273
232,090	*	Taichung Commercial Bank	99
6,148,747	*	Taishin Financial Holdings Co Ltd	3,477
3,933,568	*	Taiwan Business Bank	1,564
4,917,115		Taiwan Cooperative Bank	3,864
40,758	*,e	Taylor Capital Group, Inc	428
911,940	e	TCF Financial Corp	14,463
93,660	*	Tekstil Bankasi AS.	59
68,558		Territorial Bancorp, Inc	1,366
157,582	*,e	Texas Capital Bancshares, Inc	4,096
143,454		TFS Financial Corp	1,523
103,006	*,e	The Bancorp, Inc	951
180,900	*	Tisco Bank PCL	235
11,600		Tisco Financial Group PCL (ADR)	15
169,000		Tochigi Bank Ltd	748
440,000		Toho Bank Ltd	1,190
41,500	e	Tokyo Tomin Bank Ltd	538
196,000		Tomony Holdings, Inc	724
52,011		Tompkins Trustco, Inc	2,161
80		Toronto Dominion Bank/ny	7
1,452,300	e	Toronto-Dominion Bank	128,527
309,000		Towa Bank Ltd	382
29,252	e	Tower Bancorp, Inc	652
102,233	e	TowneBank	1,601
72,683	e	Trico Bancshares	1,185
401,021	e	Trustco Bank Corp NY	2,378
341,721	e	Trustmark Corp	8,003
3,336,454		Turkiye Garanti Bankasi AS	15,567
681,837		Turkiye Halk Bankasi AS	5,255
3,211,351		Turkiye Is Bankasi (Series C)	10,252
153,610		Turkiye Sinai Kalkinma Bankasi AS.	268
1,126,909		Turkiye Vakiflar Bankasi Tao	2,812
77,337		UCO Bank	186
162,685		UMB Financial Corp	6,077
565,928	e	Umpqua Holdings Corp	6,474
15,444,549		UniCredito Italiano S.p.A.	38,068
31,330		Union Bank of Israel	159
124,000	*	Union Bank Of Taiwan	44
75,689		Union Bankshares Corp	852
187,051	e	United Bankshares, Inc	4,961
499,665	*,e	United Community Banks, Inc	1,184
79,625	e	United Financial Bancorp, Inc	1,315
1,871,431		United Overseas Bank Ltd	27,902

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,628		Univest Corp of Pennsylvania	$1,287
11,934,705		US Bancorp	315,434
292,123		UTI Bank Ltd	9,200
310,324	e	Valley National Bancorp	4,332
78,288		ViewPoint Financial Group	1,018
67,688		Vijaya Bank	121
79,748	*,e	Virginia Commerce Bancorp	458
2,322,202	f	VTB Bank OJSC (GDR) (purchased 09/28/07, cost $11,720)	16,244
24,300	*	Walker & Dunlop, Inc	295
57,623		Washington Banking Co	812
213,705		Washington Federal, Inc	3,706
62,558	e	Washington Trust Bancorp, Inc	1,485
51,035	*,e	Waterstone Financial, Inc	157
322,631	e	Webster Financial Corp	6,914
30,987,783	e	Wells Fargo & Co	982,314
119,490		WesBanco, Inc	2,475
88,023	e	West Bancorporation, Inc	702
449,526	*,e	West Coast Bancorp	1,560
138,277	e	Westamerica Bancorporation	7,103
274,662	*,e	Western Alliance Bancorp	2,258
142,555	e	Westfield Financial, Inc	1,292
3,738,893	e	Westpac Banking Corp	94,075
445,463	e	Whitney Holding Corp	6,067
169,951	e	Wilmington Trust Corp	768
96,858	e	Wilshire Bancorp, Inc	475
151,230		Wing Hang Bank Ltd	1,783
172,224	e	Wintrust Financial Corp	6,329
625,890		Woori Finance Holdings Co Ltd	8,286
26,791	e	WSFS Financial Corp	1,262
41,200		Yachiyo Bank Ltd	1,402
195,000	e	Yamagata Bank Ltd	972
102,499		Yamaguchi Financial Group, Inc	949
210,000		Yamanashi Chuo Bank Ltd	1,019
2,351,903	*	Yapi ve Kredi Bankasi	6,747
2,089,683	e	Zions Bancorporation	48,188

		TOTAL BANKS	6,764,996

CAPITAL GOODS - 9.0%
80,393	*,e	3D Systems Corp	3,903
2,089,734		3M Co	195,389
347,353		A.O. Smith Corp	15,402
291,038	*,e	A123 Systems, Inc	1,848
131,929		Aalberts Industries NV	3,126
53,649		Aaon, Inc	1,765
203,232	*	AAR Corp	5,634
1,085,114		ABB Ltd	26,057
55,796	e	Abengoa S.A.	1,847
2,622		ABG Shipyard Ltd	21
5,000		Ablerex Electronics Co Ltd	39
2,415,700		Aboitiz Equity Ventures Inc	2,286
74,000		AcBel Polytech, Inc	54
31,000		ACES Electronic Co Ltd	56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,035		Aceto Corp	$933
184,289		ACS Actividades Cons y Servicios S.A.	8,640
294,440		Actuant Corp (Class A)	8,539
185,621	e	Acuity Brands, Inc	10,857
401,056		Adani Enterprises Ltd	5,993
67,686		Aditya Birla Nuvo Ltd	1,236
168,000		Advan Co Ltd	1,391
307,268	*,e	Advanced Battery Technologies, Inc	596
15,000		Advanced Ceramic X Corp	77
314,615	*,e	Aecom Technology Corp	8,724
78,555	e	Aecon Group, Inc	803
94,693	m	Aero Inventory plc	401
92,431	*	Aerovironment, Inc	3,232
23,458	*	AFG Arbonia-Forster Hldg	897
17,300	e	AG Growth International Inc	815
608,322	*	AGCO Corp	33,439
123,199		Aica Kogyo Co Ltd	1,614
40,500	e	Aichi Corp	186
75,000		Aida Engineering Ltd	336
261,037	e	Aircastle Ltd	3,151
59,948		Alamo Group, Inc	1,646
51,903		Alarko Holding AS	119
116,283		Albany International Corp (Class A)	2,895
136,927	e	Alesco Corp Ltd	453
2,172,652		Alfa Laval AB	47,193
787,309		Alfa S.A. de C.V. (Class A)	10,256
173,765		Alliant Techsystems, Inc	12,280
5,905		Allied Electronics Corp Ltd	22
38,260		Allied Electronics Corp Ltd (Preference)	144
4,830		Alstom Projects India Ltd	64
197,977	e	Alstom RGPT	11,706
144,636	*	Altra Holdings, Inc	3,416
1,027,344		Amada Co Ltd	8,579
116,400	e	Amano Corp	1,116
3,104		Amara Raja Batteries Ltd	13
56,000	*	Ameresco, Inc	792
65,062	*	American Railcar Industries, Inc	1,624
60,262		American Science & Engineering, Inc	5,566
204,894	*	American Superconductor Corp	5,096
40,285		American Woodmark Corp	841
49,635		Ameron International Corp	3,464
737,623		Ametek, Inc	32,360
51,603		Ampco-Pittsburgh Corp	1,423
34,000	*	Amrep Corp	0	^
74,644	e	Andritz AG.	6,963
3,360,000	*	Apac Resources Ltd	201
149,084		Apogee Enterprises, Inc	1,966
347,235	*,e	Applied Energetics, Inc	229
257,384	e	Applied Industrial Technologies, Inc	8,561
73,988	e	Arcadis NV	1,790
15,422		Areva T&D India Ltd	86
35,354	*	Argan, Inc	303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,677	e	Armstrong World Industries, Inc	$2,808
21,447	e	Armtec Infrastructure Income Fund	366
549,048	*,e	ArvinMeritor, Inc	9,317
74,000	e	Asahi Diamond Industrial Co Ltd	1,419
2,126,879		Asahi Glass Co Ltd	26,759
20,158		Aselsan Elektronik Sanayi Ve Ticaret AS	111
1,298,629		Ashtead Group plc	4,130
1,599,318		Assa Abloy AB (Class B)	45,960
94,369		Astaldi S.p.A.	778
98,031	*	Astec Industries, Inc	3,656
44,602	*	Astronics Corp	1,123
321,016		Asunaro Aoki Construction Co Ltd	1,834
649		A-Tech Solution Co Ltd	10
1,198,840	e	Atlas Copco AB (A Shares)	31,837
63,766		Atlas Copco AB (B Shares)	1,540
108,119	*	ATS Automation Tooling Systems, Inc	771
106,640	e	Ausenco Ltd	369
1,333,846		Austal Ltd	4,198
809,866		Aveng Ltd	4,266
52,735		AZZ, Inc	2,405
35,997		B&B Tools AB	647
535,067	*,e	Babcock & Wilcox Co	17,861
61,819		Badger Meter, Inc	2,548
3,300,119		BAE Systems plc	17,199
1,548,921		Balfour Beatty plc	8,532
318,000		Bando Chemical Industries Ltd	1,478
99,312		Barloworld Ltd	1,097
210,491		Barnes Group, Inc	4,395
17,084		Basil Read Holdings Ltd	29
13,060		Bauer AG.	658
25,412		BayWa AG.	1,150
292,798	*	BE Aerospace, Inc	10,403
51,554	*	BE Group AB	339
57	*	Beacon Power Corp	0	^
192,039	*	Beacon Roofing Supply, Inc	3,931
898,900	e	Beijing Enterprises Holdings Ltd	5,126
56,904		Bekaert S.A.	6,482
259,131		Belden CDT, Inc	9,730
1,349		BEML Ltd	21
1,940,200	*	Berjaya Corp BHD	729
219,000		BES Engineering Corp	65
126,921		Besalco S.A.	246
194,669		Bharat Heavy Electricals	9,006
660		BHI Co Ltd	10
478,150		Bidvest Group Ltd	10,509
39,238	*	Biesse S.p.A.	406
80,086		Bilfinger Berger AG.	6,929
45,246		Bird Construction Income Fund	1,726
187,023	*	Blount International, Inc	2,989
20,565	*,e	Bluelinx Holdings, Inc	76
715,235		Boart Longyear Group	3,463
12,311	*	Bobst Group AG.	564

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

262,046	e	Bodycote plc	$1,392
4,501,160		Boeing Co	332,770
182,000	*	Boer Power Holdings Ltd	194
2,588,992		Bombardier, Inc	19,040
212,717		Boskalis Westminster	11,251
199,900		Boustead Holdings BHD	387
161,746		Bouygues S.A.	7,764
217,013		Bradken Ltd	1,761
240,598		Brady Corp (Class A)	8,587
26,405	*	Brenntag AG.	2,932
248,181	e	Briggs & Stratton Corp	5,621
367,509	*,e	Broadwind Energy, Inc	481
9,420		Bucher Industries AG.	2,154
253,801		Bucyrus International, Inc (Class A)	23,210
1,658		Budimex S.A.	60
203,719	*,e	Builders FirstSource, Inc	579
68,000		Bunka Shutter Co Ltd	209
524,886		Bunzl plc	6,266
57,559		Burckhardt Compression Holding AG.	18,101
2,506,000	*	Burwill Holdings Ltd	135
1,011,099	e	CAE, Inc	13,433
30,100		Cahya Mata Sarawak BHD	25
41,612	*,e	CAI International, Inc	1,076
880,298	*,e	Capstone Turbine Corp	1,593
21,864		Carbone Lorraine	1,212
164,135		Cardno Ltd	991
48,914	e	Cargotec Corp (B Shares)	2,382
886,340		Carillion plc	5,404
395,080	e	Carlisle Cos, Inc	17,601
26,137	*	Carraro S.p.A.	147
32,500	*	Carso Infraestructura y Construccion S.A. de C.V.	21
40,183	e	Cascade Corp	1,791
3,059,466		Caterpillar, Inc	340,671
588,000		Central Glass Co Ltd	2,373
12,646	*	CENTROTEC Sustainable AG.	395
106,562	*,e	Ceradyne, Inc	4,804
112,897	*,e	Ceres Power Holdings plc	91
15,128	*	Cersanit Krasnystaw S.A.	63
55,000		Champion Building Materials Co Ltd	44
30,500	*	Changchai Co Ltd	21
12,390	*	Changs Ascending Enterprise Co Ltd	77
12,637,230	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	32,395
128,220	*	Chart Industries, Inc	7,057
229,532		Charter International plc	2,971
242,330		Chemring Group plc	2,684
1,264,000		Chen Hsong Holdings	706
1,099,412		Chicago Bridge & Iron Co NV	44,703
146,000		Chien Kuo Construction Co Ltd	80
86,660	*	Chin Hung International, Inc	18
222,000	e	China Automation Group Ltd	172
11,006,000	e	China Communications Construction Co Ltd	10,490

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	$402
134,000		China Electric Manufacturing Corp	121
92,100	*	China Fangda Group Co Ltd	63
710,000		China Haidian Holdings Ltd	99
1,682,700	e	China High Speed Transmission Equipment Group Co Ltd	2,692
1,386,174		China International Marine Containers Co Ltd (Class B)	3,112
1,931,000	e	China National Materials Co Ltd	1,736
4,568,500		China Railway Construction Corp	4,751
6,007,000	e	China Railway Group Ltd	3,876
66,000		China Singyes Solar Technologies Holdings Ltd	60
4,237,500		China South Locomotive and Rolling Stock Corp	4,345
172,000		China State Construction International Holdings Ltd	157
454,781	e	Chiyoda Corp	4,165
16,300	*	Chiyoda Integre Co Ltd	237
88,000		Chongqing Machinery & Electric Co Ltd	30
233		Chosun Refractories Co Ltd	13
36,000		Chudenko Corp	458
94,989		Chugai Ro Co Ltd	422
190,000		Chung Hsin Electric & Machinery Manufacturing Corp	117
28,400	*	Churchill Corp	587
248,527		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,116
548,239	*,e	CIR-Compagnie Industriali Riunite S.p.A.	1,231
72,186	e	CIRCOR International, Inc	3,394
1,832,186		Citic Pacific Ltd	5,084
1,010,000	*	Citic Resources Holdings Ltd	219
4,864		CJ Corp	326
149,600	e	CKD Corp	1,497
101,883		Clal Industries and Investments	764
230,039	e	Clarcor, Inc	10,336
346,736		Clough Ltd	301
215,486	*	CNH Global NV	10,462
66,000	*	CNNC International Ltd	48
86,793		Cobham plc	321
459,368	*	Cofide S.p.A.	444
17,455	*,e	Coleman Cable, Inc	155
102,531	*	Colfax Corp	2,353
85,773	*,e	Columbus McKinnon Corp	1,583
218,835	e	Comfort Systems USA, Inc	3,079
111,099	*,e	Commercial Vehicle Group, Inc	1,982
1,922,297		Compagnie de Saint-Gobain	117,560
19,059		Compagnie d’Entreprises CFE	1,580
180,100	e	COMSYS Holdings Corp	1,820
3,883		Construcciones y Auxiliar de Ferrocarriles S.A.	2,205
260,000	*	Continental Engineering Corp	109
402,624	*	Cookson Group plc	4,445
756,409	e	Cooper Industries plc	49,091
935,899	e	Cosco Corp Singapore Ltd	1,520
284,000		Cosco International Holdings Ltd	182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,885	e	Cosel Co Ltd	$415
49,951	e	Costain Group plc	193
37,170	e	Cramo Oyj (Series B)	961
244,592		Crane Co	11,846
108,540	e	Crane Group Ltd	1,147
1,582,980		Crompton Greaves Ltd	9,686
235,000		CSBC Corp Taiwan	215
481,644	e	CSR Ltd	1,632
171,000		CTCI Corp	195
114,437	e	Cubic Corp	6,580
6,553		Cummins India Ltd	103
925,683	e	Cummins, Inc	101,473
227,336		Curtiss-Wright Corp	7,989
121,000		DA CIN Construction Co Ltd	78
12,560	*	Daekyung Machinery & Engr Co	34
42,265		Daelim Industrial Co	4,117
152,345		Daewoo Engineering & Construction Co Ltd	1,672
48,308		Daewoo International Corp	1,635
165,401		Daewoo Shipbuilding & Marine Engineering Co Ltd	5,129
118,500	e	Daifuku Co Ltd	861
134,641		Daihen Corp	565
219,000		Daiichi Jitsugyo Co Ltd	874
110,474		Daikin Industries Ltd	3,305
82,000		Daiwa Industries Ltd	429
10,000		Dalian Refrigeration Co Ltd	11
3,733,112	e	Danaher Corp	193,748
57,157	e	Danieli & Co S.p.A.	1,736
137,895		Danieli & Co S.p.A. (RSP)	2,287
181,533		DCC plc	5,781
94,237	*	Deceuninck NV	272
1,668,439	e	Deere & Co	161,655
11,892		Delek Group Ltd	3,218
29,031	e	Demag Cranes AG.	1,478
83,652	*	Deutz AG.	705
412,500		Dialog Group BHD	316
1,100,000	*	Dickson Group Holdings Ltd	29
186,395	*	DigitalGlobe, Inc	5,225
23		Discount Investment Corp	0	^
157,229		Dogan Sirketler Grubu Holdings	122
1,370		Dohwa Consulting Engineers Co Ltd	18
249,411	e	Donaldson Co, Inc	15,286
2,810		Dong Yang Gang Chul Co Ltd	13
2,160		Dong-Ah Geological Engineering Co Ltd	30
5,640		Dongbu Corp	35
638,800	e	Dongfang Electric Co Ltd	2,176
2,821		Dongkuk Structures & Construction Co Ltd	17
22,131		Doosan Corp	2,881
16,740		Doosan Engineering & Construction Co Ltd	82
62,991		Doosan Heavy Industries and Construction Co Ltd	4,029
119,070	*	Doosan Infracore Co Ltd	3,311
47,148	e	Douglas Dynamics, Inc	672
1,565,530		Dover Corp	102,918

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,176		Ducommun, Inc	$1,653
11,348	*	Duerr AG.	376
212,214	e	Duro Felguera S.A.	1,711
47,366	*	DXP Enterprises, Inc	1,093
201,497	*,e	Dycom Industries, Inc	3,494
97,520	e	Dynamic Materials Corp	2,726
32,000		Dynapack International Technology Corp	101
2,387,333		Eaton Corp	132,354
737,992	e	Ebara Corp	3,937
6,018		Eczacibasi Yatirim Holding	22
422		Eicher Motors Ltd	13
35,188	e	Eiffage S.A.	2,115
18,768		Elbit Systems Ltd	1,045
1,751		Electra Israel Ltd	218
18,143		Electrosteel Castings Ltd	13
87,873		ElSwedy Cables Holding Co	575
309,694	*	EMCOR Group, Inc	9,591
1,162,899		Emeco Holdings Ltd	1,462
3,337,515		Emerson Electric Co	195,012
823,545		Empresa Brasileira de Aeronautica S.A.	6,810
638,240		Empresas COPEC S.A.	11,224
63,800	*,e	Empresas ICA SAB de C.V. (ADR)	582
271,500	*	Empresas ICA Sociedad Controladora S.A. de C.V.	618
76,093	e	Encore Wire Corp	1,852
245,349	*,e	Ener1, Inc	726
159,358	*,e	Energy Recovery, Inc	507
745,462		Energy Support Corp	1,796
221,259	*	EnerSys	8,795
10,000		ENG Electric Co Ltd	70
1,847,789		Engineers India Ltd	12,616
361,687		Enka Insaat ve Sanayi AS	1,392
104,599	*	EnPro Industries, Inc	3,799
96,000	*	Enric Energy Equipment Holdings Ltd	37
7,222		Entrepose Contracting	972
33,426	*	Eqstra Holdings Ltd	32
131,203	e	ESCO Technologies, Inc	5,005
98,414		Escorts Ltd	312
145,425	*	Esterline Technologies Corp	10,284
14,800		Eucatex S.A. Industria e Comercio	81
587,087	*,e	European Aeronautic Defence and Space Co	17,099
668,000		EVA Precision Industrial Holdings Ltd	488
9,007	e	Faiveley S.A.	891
273,075	*	Fanuc Ltd	41,277
5,386,973		Far Eastern Textile Co Ltd	8,322
406,680		Fastenal Co	26,365
1,672	*	Fawoo Technology Co Ltd	6
280,669	e	Federal Signal Corp	1,827
270,618		Fenner plc	1,558
73,678		Ferreyros S.A.	100
2,372,362	*	FIAT Industrial S.p.A.	34,058
661,873		Finmeccanica S.p.A.	8,324
239,078		Finning International, Inc	7,063

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,763		Finolex Cables Ltd	$11
248,000		First Tractor Co	298
198,627	*	Flow International Corp	872
189,943		Flowserve Corp	24,465
102,060	e	FLSmidth & Co AS	8,668
583,079		Fluor Corp	42,951
4,568		FMS Enterprises Migun Ltd	125
134,212	e	Fomento de Construcciones y Contratas S.A.	4,438
340,951	*,e	Force Protection, Inc	1,671
88,000		Fortune Electric Co Ltd	78
38	*	Foster Wheeler AG.	1
146,924		Franklin Electric Co, Inc	6,788
2,681,701		Fraser and Neave Ltd	12,787
64,210	e	Freightcar America, Inc	2,087
50,457		Frigoglass S.A.	809
73,000		FSP Technology, Inc	92
395,761	*,e	FuelCell Energy, Inc	847
320,325	*,e	Fuji Electric Holdings Co Ltd	1,011
67,996		Fuji Machine Manufacturing Co Ltd	1,530
568,577		Fujikura Ltd	2,754
257,000		Fujitec Co Ltd	1,363
178,139	*,e	Furmanite Corp	1,425
413,000	*,e	Furukawa Co Ltd	427
918,208	e	Furukawa Electric Co Ltd	3,711
71,300		Futaba Corp/Chiba	1,373
76,000		G Shank Enterprise Co Ltd	56
668,000	*,e	Gallant Venture Ltd	212
113,440		Galliford Try plc	682
356,033		Gamesa Corp Tecnologica S.A.	3,696
2,235,700		Gamuda BHD	2,849
431,923		Gardner Denver, Inc	33,703
137,080	e	GATX Corp	5,300
23,519		GEA Group AG.	774
2,052		Geberit AG.	446
210,615		GEK Group of Cos S.A.	841
453,523	*,e	GenCorp, Inc	2,712
114,675	*	Generac Holdings, Inc	2,327
292,396	*	General Cable Corp	12,661
2,205,693		General Dynamics Corp	168,868
46,416,951		General Electric Co	930,659
91,067	*	GeoEye, Inc	3,787
7,808	*	Georg Fischer AG.	4,389
3,918		Gesco AG.	327
133,268	*	Gibraltar Industries, Inc	1,590
292,221		Giken Seisakusho Co, Inc	1,511
59,942	e	Gildemeister AG.	1,353
17,616	*,e	Global Defense Technology & Systems, Inc	427
99,000		Globe Union Industrial Corp	118
80,756		Glory Ltd	1,783
60,000		Good Friend International Holdings, Inc	58
1,414,982	e	Goodrich Corp	121,023
54,453	e	Gorman-Rupp Co	2,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,787	e	Graco, Inc	$8,497
521,496	*,e	GrafTech International Ltd	10,758
289,335		Grafton Group plc	1,357
73,797	e	Graham Corp	1,767
33,756		Grana y Montero S.A.	75
148,301	e	Granite Construction, Inc	4,167
52,211		Granite Hacarmel Investments Ltd	104
520,892		Great Lakes Dredge & Dock Corp	3,974
14,415		Greaves Cotton Ltd	31
104,450	*	Greenbrier Cos, Inc	2,964
225,382	*,e	Griffon Corp	2,959
36,953	e	Group Five Ltd	149
1,289,137		Grupo Carso S.A. de C.V. (Series A1)	4,294
727	*	Grupo Empresarial San Jose	6
82,975		Gruppo Beghelli S.p.A.	80
67,666		GS Engineering & Construction Corp	7,086
2,940		GS Global Corp	45
333,524	e	GS Yuasa Corp	2,221
18,000		Guangzhou Shipyard International Co Ltd	36
408,837		GWA International Ltd	1,399
121,037	*	H&E Equipment Services, Inc	2,361
225,000		Haitian International Holdings Ltd	289
55,224	*	Haldex AB	845
1,907	*	Halim Co Ltd	6
2,990		Halla Engineering & Construc	57
3,357		Hamon & CIE S.A.	130
385,013		Hampson Industries plc	167
105,857		Hamworthy plc	883
69,500		Hangzhou Steam Turbine Co	159
40,777		Hanjin Heavy Industries & Construction Co Ltd	1,213
6,010		Hanjin Heavy Industries & Construction Holdings Co Ltd	69
859,705	e	Hankyu Hanshin Holdings, Inc	3,968
708,092	*	Hansen Transmissions International NV	545
264,000	e	Hanwa Co Ltd	1,168
106,600		HAP Seng Consolidated BHD	227
112,000	e	Harbin Power Equipment	116
13,200		Harmonic Drive Systems, Inc	339
1,063,729	e	Harsco Corp	37,539
327,495	m	Hastie Group Ltd	313
11,262		Havells India Ltd	94
12,945		Haw Par Corp Ltd	62
124,189	e	Heico Corp	7,764
259,276	*	Heidelberger Druckmaschinen	1,221
167,708		Hellenic Technodomiki Tev S.A.	736
805,100		Hemaraj Land and Development PCL	57
602,000		Henderson Investment Ltd	55
194,486		Hexagon AB (B Shares)	4,641
413,492	*	Hexcel Corp	8,142
86,430	e	Hexpol AB (Series B)	2,027
59,600		Hibiya Engineering Ltd	585
306,659		Hills Industries Ltd	485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

230,367		Hindustan Construction Co	$188
1,103,787	e	Hino Motors Ltd	5,401
754,000		Hi-P International Ltd	700
27,000		Hisaka Works Ltd	328
233,000	e	Hitachi Cable Ltd	600
93,905	e	Hitachi Construction Machinery Co Ltd	2,351
1,322,399	e	Hitachi Zosen Corp	1,863
208,000		Hiwin Technologies Corp	1,329
1,088,000	*	HKC Holdings Ltd	57
500		HNK Machine Tool Co Ltd	14
1,665		Hochtief AG.	179
123,876		Hock Seng Lee BHD	72
38,193	*,e	Hoku Scientific, Inc	76
60,000	*	Hold-Key Electric Wire & Cable Co Ltd	42
32,803	*,e	Homag Group AG.	679
7,478,536	e	Honeywell International, Inc	446,542
488,000	*,e	Hong Kong Resources Holdings Co Ltd	43
159,000		Hong Leong Asia Ltd	355
96,000		Hong TAI Electric Industrial	46
90,300		Hoshizaki Electric Co Ltd	1,641
38,000	*	Hosokawa Micron Corp	176
86,617	e	Houston Wire & Cable Co	1,266
241,000		HUA ENG Wire & Cable	91
214,972		Hubbell, Inc (Class B)	15,269
150,369	*	Huntington Ingalls	6,240
2,256,998		Hutchison Whampoa Ltd	26,710
9,489	*	Hydrobudowa Polska S.A.	8
941		Hy-Lok Corp	14
2,500		Hyundai Corp	75
78,126		Hyundai Development Co	2,266
325		Hyundai Elevator Co Ltd	32
104,574		Hyundai Engineering & Construction Co Ltd	7,541
69,946		Hyundai Heavy Industries	32,984
16,379		Hyundai Mipo Dockyard	2,787
1,747		Hyunjin Materials Co Ltd	26
36,900		Idec Corp	374
244,301	e	IDEX Corp	10,664
29,578	*	Ihlas Holding	42
107,233	*,e	II-VI, Inc	5,335
1,494,870		IJM Corp BHD	3,162
2,340		Iljin Electric Co Ltd	19
10,170		Iljin Holdings Co Ltd	34
1,766,663	e	Illinois Tool Works, Inc	94,905
5,740		IMARKETKOREA, Inc	140
631,828		IMI plc	10,438
830,020	*	Impregilo S.p.A.	2,768
15,792	*	IMS-Intl Metal Service	336
116,889		Imtech NV	4,340
23,900		Inaba Denki Sangyo Co Ltd	679
73,400		Inabata & Co Ltd	450
33,582		Indus Holding AG.	1,002
727,103		Industrea Ltd	1,051

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,680	e	Industria Macchine Automatiche S.p.A.	$200
4,800		Industrias Romi S.A.	33
24,964		Indutrade AB	821
996		Ingersoll-Rand India Ltd	10
973,979	e	Ingersoll-Rand plc	47,053
178,756	*,e	Insituform Technologies, Inc (Class A)	4,782
78,157		Insteel Industries, Inc	1,105
725,000	*	Interchina Holdings Co	148
134,327	*	Interline Brands, Inc	2,740
173,000	*	International Mining Machinery Holdings Ltd	152
89,272	*	Interpump Group S.p.A.	758
182,747		Interserve plc	807
146,194		Invensys plc	809
14,600		Iochpe-Maxion S.A.	194
44,412		IRB Infrastructure Developers Ltd	211
251,000	e	Iseki & Co Ltd	578
44,000		I-Sheng Electric Wire & Cable Co Ltd	66
990,622	e	Ishikawajima-Harima Heavy Industries Co Ltd	2,414
1,210,100	*	Italian-Thai Development PCL	168
1,240,700	*	Italian-Thai Development PCL (ADR)	172
2,832,921		Itochu Corp	29,646
553,344		ITT Industries, Inc	33,228
96,692		IVRCL Infrastructures & Projects Ltd	177
310,000		Iwatani International Corp	1,031
50,939		J&P-Avax S.A.	80
824,404	*	Jacobs Engineering Group, Inc	42,400
1,255,496		Jaiprakash Associates Ltd	2,613
168,604		Japan Pulp & Paper Co Ltd	634
668,602	e	Japan Steel Works Ltd	5,233
506,000	*	Jaya Holdings Ltd	216
79,000	*	Jenn Feng New Energy Co Ltd	142
151,000		JFE Shoji Holdings, Inc	656
175,200		JG Summit Holdings (Series B)	99
219,501	e	JGC Corp	5,122
2,895,000	*	Jiangsu Rongsheng Heavy Industry Group Co Ltd	2,538
20,000	*	Jingwei Textile Machinery	16
6,772		Jinsung T.E.C.	80
119,266		John Bean Technologies Corp	2,293
2,507,086		Johnson Electric Holdings Ltd	1,469
876,707		Joy Global, Inc	86,627
2,500		JS Cable Co Ltd	21
317,864	e	JS Group Corp	8,243
1,062,024		JTEKT Corp	13,835
179,000	*,e	Juki Corp	402
22,218		Jungheinrich AG.	893
1,528	*	JVM Co Ltd	47
10,315		Jyoti Structures Ltd	19
3,653		Kaba Holding AG.	1,523
75,538	*	Kadant, Inc	1,978
2,171,004	e	Kajima Corp	6,070
120,910	e	Kaman Corp	4,256
128,000		Kandenko Co Ltd	722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

554,000	*,e	Kanematsu Corp	$552
6,085	*	Kardex AG.	163
26,500		Katakura Industries Co Ltd	254
940,000		Kato Works Co Ltd	2,788
23,000		Kaulin Manufacturing Co Ltd	26
1,230,173	e	Kawasaki Heavy Industries Ltd	5,418
142,429		Kaydon Corp	5,582
2,017,151		KBR, Inc	76,189
8,849		KCC Corp	2,929
1,357		KCC Engineering & Construction Co Ltd	52
84,747	e	KCI Konecranes Oyj	3,921
5,940	*	Keangnam Enterprises Ltd	66
25,000		Keihan Electric Railway Co Ltd	105
84,855		Keller Group plc	844
98,000		Kenmec Mechanical Engineering Co Ltd	92
284,077		Kennametal, Inc	11,079
219,000	*	Kepler Weber S.A.	42
2,556,436		Keppel Corp Ltd	24,939
24,100	*,e	KEYW Holding Corp	296
51,303		Kier Group plc	1,070
321,914		Kinden Corp	2,939
36,000		King Slide Works Co Ltd	179
171,151		Kingspan Group plc	1,536
16,000		Kinik Co	40
121,000	e	Kinki Sharyo Co Ltd	527
125,000		Kitz Corp	602
107,397	*	Kloeckner & Co AG.	3,567
1,095,287		KOC Holding AS	5,085
9,620		Kolon Engineering & Construction Co Ltd	39
1,992,255		Komatsu Ltd	67,589
4,202	*	Komax Holding AG.	487
80,690		Komori Corp	751
43,776	e	Kone Oyj (Class B)	2,518
307,328	e	Koninklijke BAM Groep NV	2,368
827,850		Koninklijke Philips Electronics NV	26,518
16,342		Koor Industries Ltd	381
18,004	*	Kopex S.A.	135
2,300		Korea Electric Terminal Co Ltd	39
118,029	*,e	Kratos Defense & Security Solutions, Inc	1,681
19,474	*	Krones AG.	1,408
278,000	*	KS Energy Services Ltd	206
252		KSB AG.	217
320,694	e	Kubota Corp	3,018
33,668	*	KUKA AG.	797
1,130		Kumho Electric Co Ltd	36
22,221	*	Kumho Industrial Co Ltd	256
41,294	e	Kurita Water Industries Ltd	1,221
54,470		Kuroda Electric Co Ltd	678
2,880		Kyeryong Construction Industrial Co Ltd	43
67,000		Kyosan Electric Manufacturing Co Ltd	356
111,600	e	Kyowa Exeo Corp	1,117
54,000		Kyudenko Corp	344

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,149,670	e	L-3 Communications Holdings, Inc	$90,031
60,298	*	LaBarge, Inc	1,067
69,216	*,e	Ladish Co, Inc	3,783
1,074		Lakshmi Machine Works Ltd	54
365,283		Larsen & Toubro Ltd	13,532
237,370		Lavendon Group plc	354
29,338	e	Lawson Products, Inc	676
95,475	*	Layne Christensen Co	3,294
56,631	e	LB Foster Co (Class A)	2,441
163,528		Legrand S.A.	6,802
350,183	e	Leighton Holdings Ltd	10,677
14,966	*	Lemminkainen Oyj	559
235,368	e	Lennox International, Inc	12,376
163,967		LG Corp	12,211
2,274		LG Hausys Ltd	154
9,750		LG International Corp	376
142,970		Lincoln Electric Holdings, Inc	10,854
80,310	*	Lindab International AB	1,058
52,816	e	Lindsay Manufacturing Co	4,174
4,579		LISI	393
165,000	*	LK Technology Holdings Ltd	60
38,642	*,e	LMI Aerospace, Inc	781
1,410,871		Lockheed Martin Corp	113,434
17,000		Longwell Co	22
10,326,000	e	Lonking Holdings Ltd	7,284
24,704		LS Cable Ltd	2,475
20,308		LS Industrial Systems Co Ltd	1,499
110,139	e	LSI Industries, Inc	797
80,000	*	Luoyang Glass Co Ltd	24
5,900	*	Lupatech S.A.	51
70,879	*,e	Lydall, Inc	630
26,082		Mabuchi Motor Co Ltd	1,242
812,511		Macmahon Holdings Ltd	475
175,000	e	Maeda Corp	573
113,000	e	Maeda Road Construction Co Ltd	1,155
1,700	*,e	Magnetek, Inc	4
156,247	e	Maire Tecnimont S.p.A.	643
142,000	*,e	Makino Milling Machine Co Ltd	1,205
123,324	*	Makita Corp	5,737
716,900		Malaysian Resources Corp BHD	520
14,054		MAN AG.	1,749
15,414	*	Manitou BF S.A.	467
402,605		Manitowoc Co, Inc	8,809
78,100		Marcopolo S.A.	327
36,442		Martifer SGPS S.A.	72
3,894,329	e	Marubeni Corp	27,988
3,963,466	e	Masco Corp	55,171
279,913	*	Mastec, Inc	5,822
49,000		Max Co Ltd	605
34,920	*	MAX India Ltd	125
9,685	*	Maytas Infra Ltd	41
2,872,318		Meggitt plc	15,817

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

325,000	e	Meidensha Corp	$1,447
1,113,980		Melrose plc	5,855
4,003,000	*,e	Metallurgical Corp of China Ltd	1,666
67,007		Metka S.A.	913
63,972	e	Met-Pro Corp	761
92,679	e	Metso Oyj	4,972
53,315	*,e	Meyer Burger Technology AG.	2,420
37,499	*	Michael Baker Corp	1,090
5,861		Michaniki S.A. (Preference)	2
75,403		Micron Machinery Co Ltd	913
69,121	*,e	Middleby Corp	6,443
54,632	e	Miller Industries, Inc	887
166,200		Mills Estruturas e Servicos de	1,827
723,418	e	Minebea Co Ltd	3,993
88,400	e	Miraito Holdings Corp	717
99,000		Mirle Automation Corp	111
136,000	e	MISUMI Group, Inc	3,379
3,111,965		Mitsubishi Corp	86,291
2,999,412		Mitsubishi Electric Corp	35,299
3,484,822	e	Mitsubishi Heavy Industries Ltd	16,012
81,000		Mitsubishi Kakoki Kaisha Ltd	185
149,000		Mitsuboshi Belting Co Ltd	816
4,630,431	e	Mitsui & Co Ltd	82,903
2,605,416	e	Mitsui Engineering & Shipbuilding Co Ltd	6,244
37,200	e	Miura Co Ltd	1,115
3,121,774		MMC Corp BHD	2,855
156,361	e	Monadelphous Group Ltd	3,459
226,269	*	Moog, Inc (Class A)	10,388
376,927		Morgan Crucible Co plc	1,792
50,715		Morgan Sindall plc	515
130,000	e	Mori Seiki Co Ltd	1,559
21,165	*	Mostalzab	20
490,330	e	Mota Engil SGPS S.A.	1,259
134,372		MSC Industrial Direct Co (Class A)	9,200
85,865		MTU Aero Engines Holding AG.	5,817
36,800		Mudajaya Group BHD	59
188,704		Mueller Industries, Inc	6,910
744,361	e	Mueller Water Products, Inc (Class A)	3,335
26,700		Muhibbah Engineering M BHD	14
556,703	e	Murray & Roberts Holdings Ltd	2,183
82,867	*	MYR Group, Inc	1,982
4,502	*	Mysco	18
292,000	e	Nabtesco Corp	7,313
32,635		Nacco Industries, Inc (Class A)	3,612
387,000		Nachi-Fujikoshi Corp	2,195
29,866		Nagarjuna Construction Co	68
274,000		Nagase & Co Ltd	3,264
2,410	*	Namkwang Engr & Construction	4
42,300		Namura Shipbuilding Co Ltd	211
19,363	e	National Presto Industries, Inc	2,182
639,359	*	Navistar International Corp	44,327
179,714		NCC AB (B Shares)	5,149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,266	*,e	NCI Building Systems, Inc	$941
17,100		NEC Capital Solutions Ltd	281
30,900		NEC Networks & System Integration Corp	393
454,351	e	Neo-Neon Holdings Ltd	175
33,229		Nexans S.A.	3,176
1,589		Nexcon Technology Co Ltd	10
353,339	e	NGK Insulators Ltd	6,314
120,233		Nibe Industrier AB (Series B)	2,062
223,000		Nichias Corp	1,394
8,700		Nichiden Corp	259
27,200		Nichiha Corp	258
67,098	e	Nidec Corp	5,811
139,000		Nippo Corp	1,112
155,000		Nippon Carbon Co Ltd	371
93,000		Nippon Densetsu Kogyo Co Ltd	989
100,000		Nippon Road Co Ltd	329
181,730	e	Nippon Sharyo Ltd	828
674,831	e	Nippon Sheet Glass Co Ltd	1,948
64,800	e	Nippon Signal Co Ltd	494
65,000		Nippon Steel Trading Co Ltd	195
92,000	e	Nippon Thompson Co Ltd	732
385,000	e	Nishimatsu Construction Co Ltd	609
18,000		Nishio Rent All Co Ltd	171
93,000		Nissin Electric Co Ltd	770
29,300		Nitta Corp	526
358,000	*	Nitto Boseki Co Ltd	838
36,300		Nitto Kogyo Corp	419
14,973		Nitto Kohki Co Ltd	381
2,620		NK Co Ltd	14
32,564	e	NKT Holding AS	1,906
5,835,282	e	Noble Group Ltd	9,897
25,637		Noida Toll Bridge Co Ltd	15
51,800	*,e	Nordex AG.	567
181,686		Nordson Corp	20,905
134,919	e	Noritake Co Ltd	573
24,600	e	Noritz Corp	434
881,517		Northrop Grumman Corp	55,280
58,587	*	Northwest Pipe Co	1,343
576,776		NRW Holdings Ltd	1,724
722,944	e	NSK Ltd	6,237
4,697,722		NTN Corp	22,539
1,935,840		NWS Holdings Ltd	2,961
17,000		Obara Corp	214
816,439	e	Obayashi Corp	3,621
64,694		Obrascon Huarte Lain S.A.	2,335
156,018	*	OC Oerlikon Corp AG.	1,200
177,500		Oiles Corp	3,406
217,641	e	Okuma Holdings, Inc	1,784
221,000		Okumura Corp	924
6,291	e	Omega Flex, Inc	85
59,500		Onoken Co Ltd	560
135,169		Orascom Construction Industries	5,582

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

246,099	*	Orbital Sciences Corp	$4,656
46,000		Organo Corp	332
107,108	*,e	Orion Marine Group, Inc	1,150
29,538	e	Orkla ASA	286
82,322		Ormat Industries	608
101,700	e	OSG Corp	1,469
303,440	*	Oshkosh Truck Corp	10,736
916,000		Otto Marine Ltd	182
61,678	e	Outotec Oyj	3,707
559,080	*,e	Owens Corning, Inc	20,121
1,921,267	e	Paccar, Inc	100,578
17,261	*,e	Palfinger AG.	636
449,240		Pall Corp	25,881
5,731,000		Pan-United Corp Ltd	2,341
1,228,234		Parker Hannifin Corp	116,289
11,515		Patel Engineering Ltd	36
17,099		PBG S.A.	1,130
221,257		Peab AB (Series B)	1,969
302,748	e	Pentair, Inc	11,441
420,000	e	Penta-Ocean Construction Co Ltd	1,044
158,443	e	Perini Corp	3,860
11,797		Pfeiffer Vacuum Technology AG.	1,649
55,580	*,e	Pfleiderer AG.	127
28,877	*,e	Pgt, Inc	68
47,000		Phihong Technology Co Ltd	79
73,332	*,e	Pike Electric Corp	698
15,495	*	Pinguely-Haulotte	315
79,353	*	Pipavav Shipyard Ltd	140
76,693		Pkc Group Oyj	1,696
11,317		Plasson	267
77,207	*,e	PMFG, Inc	1,648
202,419		Polimex Mostostal S.A.	251
1,251		Polnord S.A.	14
27,300		Polyplex PCL	21
97,492	*	Polypore International, Inc	5,614
21,955		Ponsse Oy	357
52,469	*,e	Powell Industries, Inc	2,069
15,000	*	Powercom Co Ltd	34
87,960	*	PowerSecure International, Inc	756
58,304		Praj Industries Ltd	94
1,241,711	e	Precision Castparts Corp	182,755
16,867		Preformed Line Products Co	1,167
94,302	e	Primoris Services Corp	956
7,366		Prysmian S.p.A.	158
547,000		PT AKR Corporindo Tbk	92
26,515,500	*	PT Bakrie and Brothers Tbk	195
78,500		PT Hexindo Adiperkasa Tbk	56
923,000		PT Pembangunan Perumahan Tbk	75
2,240,516		PT United Tractors Tbk	5,577
998,500		PT Wijaya Karya	77
134,447		Punj Lloyd Ltd	195
77,305	*,e	Pursuit Dynamics plc	328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,332	*	Pyeong San Co Ltd	$8
914,269		QinetiQ plc	1,785
286,669	e	Quanex Building Products Corp	5,627
648,971	*	Quanta Services, Inc	14,556
3,656		R Stahl AG.	155
90,278		Ramirent Oyj	1,485
37,900		Randon Participacoes S.A.	259
109,900		Ranhill BHD	27
4,668		Rational AG.	1,111
58,081	e	Raubex Group Ltd	157
69,669	e	Raven Industries, Inc	4,279
1,572,655		Raytheon Co	80,001
88,740	*	RBC Bearings, Inc	3,393
25,000	*	Rechi Precision Co Ltd	15
151,051		Regal-Beloit Corp	11,152
203,914		Reunert Ltd	1,766
476,101		Rheinmetall AG.	39,389
42,000		Rich Development Co Ltd	21
184,360		Robbins & Myers, Inc	8,479
458,605	e	Rockwell Automation, Inc	43,407
708,527		Rockwell Collins, Inc	45,934
11,679	e	Rockwool International AS (B Shares)	1,437
1,223,950		Rolls-Royce Group plc	12,136
1,155,942	e	Roper Industries, Inc	99,943
4,612		Rosenbauer International AG.	265
331,000		Rotary Engineering Ltd	249
123,381		Rotork plc	3,453
199,948	*	RSC Holdings, Inc	2,875
14,000		Ruentex Engineering & Construction Co	17
132,917	*,e	Rush Enterprises, Inc (Class A)	2,632
119,133		Russel Metals, Inc	3,356
283,000	e	Ryobi Ltd	1,135
530		S&T Corp	10
3,880		S&T Holdings Co Ltd	52
133,303		Saab AB (Class B)	2,910
197,502	*,e	Sacyr Vallehermoso S.A.	2,300
874,958		Safran S.A.	30,944
34,413		Saft Groupe S.A.	1,461
89,793		Salfacorp S.A.	322
754		Sambu Construction Co Ltd	11
187,430		Samsung Corp	12,255
46,430		Samsung Engineering Co Ltd	8,841
246,810		Samsung Heavy Industries Co Ltd	8,966
47,734		Samsung Techwin Co Ltd	3,469
4,280		Samwhan Corp	35
36,000		San Shing Fastech Corp	42
1,776,128		Sandvik AB	33,520
70,000		Sanki Engineering Co Ltd	440
331,000	*	Sankyo-Tateyama Holdings, Inc	536
303,000	e	Sanwa Shutter Corp	1,020
52,000		Sanyo Denki Co Ltd	412
165,000	e	Sasebo Heavy Industries Co Ltd	337

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

391,192	*,e	SatCon Technology Corp	$1,510
87,117	*	Sauer-Danfoss, Inc	4,437
219,650		Scania AB (B Shares)	5,092
4,235		Schindler Holding AG.	509
25,093		Schindler Holding AG. (Reg)	3,030
512,975		Schneider Electric S.A.	87,612
37,578		Schouw & Co	1,048
1,102		Schweiter Technologies AG.	816
1,845		Seaboard Corp	4,452
53,000	e	SeaCube Container Leasing Ltd	849
21,000		SEC Carbon Ltd	111
277,821		Sedgman Ltd	533
80,000		Seika Corp	218
107,000		Sekisui Jushi Corp	1,105
3,132,689		SembCorp Industries Ltd	12,954
3,430,449	e	SembCorp Marine Ltd	15,903
25,575	e	Semperit AG. Holding	1,488
1,139,601		Senior plc	2,770
69,881	*	Sensata Technologies Holding BV	2,427
8,653		Seohee Construction Co Ltd	9
1,074		Seoul Marine Co Ltd	10
198,006		Seven Network Ltd	1,841
129,160		Severfield-Rowen plc	549
8,130		Sewon Cellontech Co Ltd	33
311,547	*,e	SGL Carbon AG.	15,253
60,900	*	SGSB Group Co Ltd	46
9,800	*	Shanghai Automation Instrumentation Co Ltd	8
113,500		Shanghai Diesel Engine Co Ltd	114
5,492,000		Shanghai Electric Group Co Ltd	2,753
124,400	*	Shanghai Erfangji Co Ltd	55
118,100		Shanghai Highly Group Co Ltd	78
1,051,400		Shanghai Industrial Holdings Ltd	4,028
24,920		Shanghai Mechanical and Electrical Industry Co Ltd	32
248,000		Shanghai Prime Machinery Co Ltd	52
82,200	*	Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	76
260,491	*,e	Shaw Group, Inc	9,224
14,000		Shenji Group Kunming Machine Tool Co Ltd	9
39,000		ShenMao Technology, Inc	68
144,000		Shihlin Electric & Engineering Corp	178
416,899		Shikun & Binui Ltd	1,214
35,600	e	Shima Seiki Manufacturing Ltd	920
428,141	e	Shimizu Corp	1,899
27,000		Shin Zu Shing Co Ltd	71
124,000	e	Shinko Electric Co Ltd	376
44,000	e	Shin-Kobe Electric Machinery Co Ltd	595
338,590		Shinmaywa Industries Ltd	1,430
188,000		Shinsho Corp	481
35,900	e	SHO-BOND Holdings Co Ltd	957
450,000		Shui On Construction and Materials Ltd	601
1,488,854		Siemens AG.	203,657
106,433		Siemens India Ltd	2,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

817,853	*	SIG plc	$1,828
44,000		Silitech Technology Corp	111
3,552,071		Sime Darby BHD	10,818
168,174	e	Simpson Manufacturing Co, Inc	4,954
2,182,000	*	Singamas Container Holdings Ltd	911
839,317		Singapore Technologies Engineering Ltd	2,170
51,729	*	Singulus Technologies	322
63,100		Sino Thai Engineering & Construction PCL	28
2,246,000	e	Sinotruk Hong Kong Ltd	1,921
71,714		Sintex Industries Ltd	245
61,800		Sintokogio Ltd	650
55,022		SK Corp	8,266
183,760		SK Networks Co Ltd	2,058
14,566	e	Skanska AB (B Shares)	307
2,917,507		SKF AB (B Shares)	84,847
294,801		SM Investments Corp	3,524
59,730		SMC Corp	9,831
4,083,394	e	Smiths Group plc	84,861
178,056	e	Snap-On, Inc	10,694
188,020		SNC-Lavalin Group, Inc	10,713
5,773,608	e	Sojitz Holdings Corp	11,483
7,286		Solar Holdings AS (B Shares)	616
13,805	*,e	Solar Millennium AG.	360
58,976	e	Solaria Energia y Medio Ambiente S.A.	199
138,301	*	Sonae Capital SGPS S.A.	78
1,107,389	e	Sonae SPGS S.A.	1,291
753,938		Speedy Hire plc	347
108,318		Spirax-Sarco Engineering plc	3,366
490,361	*	Spirit Aerosystems Holdings, Inc (Class A)	12,588
269,200		SPX Corp	21,372
19,891		SRV Group plc	190
5,294	*	Ssangyong Engineering & Construction Co Ltd	37
63,438	e	Standex International Corp	2,404
6,762		Stefanutti Stocks Holdings Ltd	10
106,370	*	Sterling Construction Co, Inc	1,796
57,900	*	STP & I PCL	48
39,000		Strabag SE	1,239
6,890		STX Corp Co Ltd	169
3,200		Stx Engine Co Ltd	78
910		STX Enpaco Co Ltd	8
12,020		STX Shipbuilding Co Ltd	264
49,298		Sulzer AG.	7,407
132,000		Sumikin Bussan Corp	313
2,348,652	e	Sumitomo Corp	33,565
1,920,256	e	Sumitomo Electric Industries Ltd	26,594
410,093		Sumitomo Heavy Industries Ltd	2,671
43,000		Sumitomo Precision Products Co Ltd	299
57,368	e	Sun Hydraulics Corp	2,473
6,070	*	Sung Jin Geotec Co Ltd	77
1,839		Sung Kwang Bend Co Ltd	28
74,000		Sunonwealth Electric Machine Industry Co Ltd	62
8,000		Sunspring Metal Corp	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

91,200		Sunway Holdings BHD	$69
145,668	e	Superior Plus Corp	1,695
845,161	*	Suzlon Energy Ltd	845
329,000	*,e	SWCC Showa Holdings Co Ltd	412
366,287		Swisslog Holding AG.	359
239,000		Ta Ya Electric Wire & Cable	67
510,186	e	Tadano Ltd	3,249
2,151		Taewoong Co Ltd	101
22,790		Taeyoung Engineering & Construction	107
8,570	*	Taihan Electric Wire Co Ltd	40
40,000		Taihei Dengyo Kaisha Ltd	338
69,000		Taihei Kogyo Co Ltd	338
38,300	e	Taikisha Ltd	728
763,092	e	Taisei Corp	1,879
1,196,608		Taiwan Glass Industrial Corp	1,513
101,000	e	Takaoka Electric Manufacturing Co Ltd	447
125,929	e	Takara Standard Co Ltd	1,010
77,400	e	Takasago Thermal Engineering Co Ltd	686
90,000	*	Takuma Co Ltd	306
71,398	e	TAL International Group, Inc	2,590
245,017	*,e	Taser International, Inc	997
2,652,315	e	Tat Hong Holdings Ltd	1,715
522,402		Tata Motors Ltd	14,637
3,080,833		Teco Electric and Machinery Co Ltd	2,158
111,767	*	Tecumseh Products Co (Class A)	1,120
36,952		Tekfen Holding AS	145
196,806	*	Teledyne Technologies, Inc	10,177
115,821	e	Tennant Co	4,869
329,851	*,e	Terex Corp	12,218
33,301		Texmaco Ltd	23
39,626	e	Textainer Group Holdings Ltd	1,473
5,208,947	e	Textron, Inc	142,673
175,892		Thales S.A.	7,018
463		Thermax Ltd	6
148,211		THK Co Ltd	3,714
413,667	*	Thomas & Betts Corp	24,601
250,000	*	Tianjin Development Hldgs	215
1,144,678		Timken Co	59,867
176,165	e	Titan International, Inc	4,688
54,268	*,e	Titan Machinery, Inc	1,370
3,488	*	TK Corp	62
384,000		Toa Corp/Tokyo	766
17,300		Tocalo Co Ltd	312
384,000	e	Toda Corp	1,515
49,000		Toenec Corp	290
152,066		Tognum AG.	5,481
45,000	e	Tokyo Energy & Systems, Inc	296
230,640		Tokyu Construction Co Ltd	682
49,000		Tong-Tai Machine & Tool Co Ltd	76
29,000		Topco Technologies Corp	92
24,700	e	Torishima Pump Manufacturing Co Ltd	367
235,212		Toro Co	15,576

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,742		Toromont Industries Ltd	$3,625
153,964	e	Toshiba Machine Co Ltd	831
71,000	e	Toshiba Plant Systems & Services Corp	801
368,973	e	Toto Ltd	2,964
459,000	e	Toyo Construction Co Ltd	552
93,000	e	Toyo Electric Manufacturing Co Ltd	442
686,957	e	Toyo Engineering Corp	2,646
14,400	e	Toyo Tanso Co Ltd	781
95,114		Toyota Tsusho Corp	1,568
197,800	*	Tradewinds Corp BHD	65
117,960	*	Trakya Cam Sanayi AS	276
418,790		TransDigm Group, Inc	35,107
410,107		Travis Perkins plc	6,682
122,325		Tredegar Corp	2,640
392,266		Trelleborg AB (B Shares)	4,019
39,981	e	Trevi Finanziaria S.p.A.	535
62,195	*,e	Trex Co, Inc	2,029
120,803	*	Trimas Corp	2,597
246,740	e	Trinity Industries, Inc	9,048
84,439	e	Triumph Group, Inc	7,469
25,000		Trusco Nakayama Corp	449
267,000		Tsubakimoto Chain Co	1,372
70,000	e	Tsugami Corp	488
32,000		Tsukishima Kikai Co Ltd	306
6,652		Turk Traktor ve Ziraat Makineleri AS.	143
69,529		Twin Disc, Inc	2,240
4,824,818		Tyco International Ltd	216,006
3,674	*	UI Energy Corp	10
94,204		Ultra Electronics Holdings	2,602
730		Umeco plc	5
15,900	e	Union Tool Co	378
1,224	*	Unison Co Ltd	5
3,831	*,e	United Capital Corp	108
256,000		United Engineers Ltd	522
423,667	e	United Group Ltd	6,872
21,000		United Integrated Services Co Ltd	29
288,076	*,e	United Rentals, Inc	9,587
2,910,469		United Technologies Corp	246,370
80,831	e	Universal Forest Products, Inc	2,962
75,257	e	Uponor Oyj	1,282
155,511	*,e	UQM Technologies, Inc	463
614,987	*	URS Corp	28,320
1,186,601	*,e	USG Corp	19,769
1,252,705		Ushio, Inc	24,500
17,648	e	Vacon plc	1,088
805,028		Vallourec	90,208
66,878	e	Valmont Industries, Inc	6,980
120,301		Veidekke ASA	1,104
7,468	*,e	Vestas Wind Systems AS	324
89,108	e	Vicor Corp	1,469
509,026	e	Vinci S.A.	31,781
740,000	*	Vitar International Holdings Ltd	166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,428		Voltas Ltd	$137
2,275,990	*,e	Volvo AB (B Shares)	40,008
91,793	e	Von Roll Holding AG.	432
13,580		Vossloh AG.	1,817
169,164		W.W. Grainger, Inc	23,290
311,271	*,e	Wabash National Corp	3,605
468,556	*	WABCO Holdings, Inc	28,882
35,785	*,e	Wacker Construction Equipment AG.	563
66,400		Wafangdian Bearing Co Ltd	72
47,938		Wajax Income Fund	2,000
3,906,150	*	Walsin Lihwa Corp	2,051
2,992		Walter Meier AG.	818
291,412	e	Wartsila Oyj (B Shares)	11,359
135,759	e	Watsco, Inc	9,464
144,639		Watts Water Technologies, Inc (Class A)	5,524
63,631	*	Wavin NV	983
27,000	*	Ways Technical Corp Ltd	65
299,200		WCT BHD	300
21,000		Wei Mon Industry Co Ltd	13
677,000		Weichai Power Co Ltd	4,109
502,953		Weir Group plc	13,954
29,000		Well Shin Technology Co Ltd	49
66,063		Wendel	7,184
300,311	*,e	WESCO International, Inc	18,769
162,345	e	Westinghouse Air Brake Technologies Corp	11,012
54,805	*,e	Westport Innovations, Inc	1,201
4,164,363	*,e	Wienerberger AG.	83,981
25,097		Wilson Bayly Holmes-Ovcon Ltd	401
2,192,154	*	Wolseley plc	73,797
324,817		Woodward Governor Co	11,226
2,575		Wooree ETI Co Ltd	13
32,372	*,e	Xerium Technologies, Inc	779
36,000		Yahagi Construction Co Ltd	201
71,400	e	Yamazen Corp	417
5,888,169	e	Yangzijiang Shipbuilding	8,457
20,058		Yazicilar Holding AS.	175
1,197,000	*	Ying Li International Real Estate Ltd	370
177,961		YIT Oyj	5,272
43,000		Yokogawa Bridge Holdings Corp	315
1,633	*	Yonghyun BM Co Ltd	15
6,564		Young Poong Precision Corp	70
236,000	e	Yuasa Trading Co Ltd	297
186,000		Yungtay Engineering Co Ltd	293
53,000		Yurtec Corp	319
13,400		Yushin Precision Equipment Co Ltd	245
18,319	e	Zardoya Otis S.A.	304
890		Zehnder Group AG.	2,519
9,475		Zhongde Waste Technology AG.	108
789,000		Zhuzhou CSR Times Electric Co Ltd	2,997
81,036		Zodiac S.A.	5,903
39,309		Zumtobel AG.	1,345

		TOTAL CAPITAL GOODS	10,329,340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
58,152		Aangpanneforeningen AB (B Shares)	$1,163
263,484		ABM Industries, Inc	6,690
221,483	*	Acacia Research (Acacia Technologies)	7,579
249,422	*	ACCO Brands Corp	2,379
4,805,938	*	Accor Services	145,041
3,193		Adcorp Holdings Ltd	13
1,933,796		Adecco S.A.	126,945
145,829		Administaff, Inc	4,430
92,920	*,e	Advisory Board Co	4,785
25,800		Aeon Delight Co Ltd	432
882,080		Aggreko plc	22,278
18,500		American Banknote S.A.	226
117,350	e	American Ecology Corp	2,045
157,504	*	American Reprographics Co	1,630
121,427	*	APAC Customer Services, Inc	730
48,174	e	Asahi Holdings, Inc	980
2,600,000	*,e	Asia Energy Logistics Group Ltd	53
15,644	e	Assystem	345
281,197		Atkins WS plc	3,162
259,024		Avery Dennison Corp	10,869
287,944		Babcock International Group	2,866
36,315		Barrett Business Services, Inc	583
18,227	e	Bertrandt AG.	1,221
163,961	e	BFI Canada Ltd	4,167
1,952,205		Brambles Ltd	14,289
254,950		Brink’s Co	8,441
13,466		Brunel International	634
26,915		Bureau Veritas S.A.	2,115
12,237	e	BWT AG.	358
161,195		Cabcharge Australia Ltd	919
103,665	e	Campbell Brothers Ltd	4,968
293,194		Cape plc	2,315
140,977		Capita Group plc	1,680
102,940	*	Casella Waste Systems, Inc (Class A)	738
171,656	*,e	CBIZ, Inc	1,238
53,074	e	CDI Corp	785
217,342	*,e	Cenveo, Inc	1,419
29,116		Cewe Color Holding AG.	1,304
906,000	e	China Everbright International Ltd	442
397,920	e	Cintas Corp	12,045
96,014	*	Clean Harbors, Inc	9,473
2,721		Compx International, Inc	43
202,296	e	Connaught plc	54
69,393	*	Consolidated Graphics, Inc	3,791
12,300		Contax Participacoes S.A.	187
194,134	*	Copart, Inc	8,412
205,132	e	Corporate Executive Board Co	8,281
441,404	*,e	Corrections Corp of America	10,770
85,744	*,e	CoStar Group, Inc	5,374
50,366	e	Courier Corp	703

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

392,044		Covanta Holding Corp	$6,696
50,395	*,e	CRA International, Inc	1,453
1,195,338	e	Dai Nippon Printing Co Ltd	14,557
46,000	e	Daiseki Co Ltd	899
433,115		Davis Service Group plc	3,342
129,071		De La Rue plc	1,631
226,349		Deluxe Corp	6,007
148,417	*	Derichebourg	1,272
143,281	*,e	Dolan Media Co	1,739
631,643	e	Downer EDI Ltd	2,474
231,753		Dun & Bradstreet Corp	18,596
69,300		Duskin Co Ltd	1,285
1,212,128	e	eaga plc	2,304
604,000	*	Eastern Media International Corp	139
442,579		EnergySolutions, Inc	2,638
84,077	*,e	EnerNOC, Inc	1,607
150	e	en-japan, Inc	224
146,815	e	Ennis, Inc	2,500
246,721	e	Equifax, Inc	9,585
1,073,093		Experian Group Ltd	13,286
85,213	*,e	Exponent, Inc	3,801
18,430		Fiera Milano S.p.A.	111
1,158,000	*,e	Fook Woo Group Holdings Ltd	396
59,894	*,e	Franklin Covey Co	519
128,221	*,e	FTI Consulting, Inc	4,915
96,175	*,e	Fuel Tech, Inc	856
18,463,000	*,m	Fung Choi Media Group Ltd	2,495
109,097	e	G & K Services, Inc (Class A)	3,627
35,304	*	Gategroup Holding AG.	1,858
47,400		Genivar Income Fund	1,521
267,835	*,e	Geo Group, Inc	6,867
24,939		GL Events	854
69,638	*	GP Strategies Corp	947
1,891,214		Group 4 Securicor plc	7,739
11,459		Groupe CRIT	345
60,817	*,e	Gunnebo AB	413
1,980,803		Hays plc	3,692
277,611	e	Healthcare Services Group	4,880
72,533		Heidrick & Struggles International, Inc	2,019
239,717	e	Herman Miller, Inc	6,590
263,556	*,e	Higher One Holdings, Inc	3,808
143,232	*,e	Hill International, Inc	758
185,544	e	HNI Corp	5,856
489,300	e	Homeserve plc	3,490
138,170	*	Hudson Highland Group, Inc	898
103,888	*,e	Huron Consulting Group, Inc	2,877
77,034	*	ICF International, Inc	1,582
146,133	*	IHS, Inc (Class A)	12,969
108,386	*,e	Innerworkings, Inc	800
3,059	m	Insun ENT Co Ltd	12
216,343	e	Interface, Inc (Class A)	4,000
187,640		Intertek Group plc	6,124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

172,321	e	Intrum Justitia AB	$2,509
10,080,000		iOne Holdings Ltd	188
5,513	*	Ipek Matbacilik Sanayi Ve Ticaret AS	13
556,292	e	Iron Mountain, Inc	17,373
317,171		ITE Group plc	1,238
613,600		JobStreet Corp BHD	543
83,516	*	KAR Auction Services, Inc	1,281
115,273	*	Kelly Services, Inc (Class A)	2,503
134,471	*,e	Kforce, Inc	2,461
125,200	e	K-Green Trust	102
160,810	e	Kimball International, Inc (Class B)	1,126
239,941		Knoll, Inc	5,029
107,500		Kokuyo Co Ltd	823
219,277	*	Korn/Ferry International	4,883
242,000	e	Kyodo Printing Co Ltd	553
69,000		L&K Engineering Co Ltd	82
48,585	e	Lassila & Tikanoja Oyj	874
98,196	*,e	LECG Corp	20
88,885		Loomis AB	1,407
52,415	*,e	M&F Worldwide Corp	1,317
181,837	e	Manpower, Inc	11,434
18,462		Matsuda Sangyo Co Ltd	280
104,396	e	McGrath RentCorp	2,847
152,467	e	McMillan Shakespeare Ltd	1,546
117,307		Mears Group plc	459
51,100	e	Meitec Corp	1,022
167,349	*,e	Metalico, Inc	1,041
541,171		Michael Page International plc	4,455
122,755	e	Mine Safety Appliances Co	4,501
167,964		Mineral Resources Ltd	2,167
66,151	*,e	Mistras Group, Inc	1,138
525,092		Mitie Group	1,655
53,572		Mitsubishi Pencil Co Ltd	851
8,000	*,e	Mitsubishi Research Institute, Inc	163
153,268	*,e	Mobile Mini, Inc	3,681
62,460	e	Morneau Sobeco Income Fund	647
41,600	e	Moshi Moshi Hotline, Inc	777
163,798		Mouchel Group plc	246
49,465	e	Multi-Color Corp	1,000
27,228	*	Mvelaserve Ltd	47
341,450	*	Navigant Consulting, Inc	3,411
82,256		Newalta, Inc	1,095
130,000	*	NIELSEN HOLDINGS B.V.	3,550
17,879	*	Nile Cotton Ginning	35
6,800		Nippon Kanzai Co Ltd	118
49,621	e	Nissha Printing Co Ltd	1,070
82,000		Okamura Corp	462
197,576	*	On Assignment, Inc	1,869
22,768		Oyo Corp	222
132,700	e	Park24 Co Ltd	1,289
224	*	Pasona Group, Inc	191
31,100		Pelikan International Corp BHD	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

246		Pilot Corp	$452
623,654	e	Pitney Bowes, Inc	16,022
694,191		PMP Ltd	528
49,138	e	Poyry Oyj	749
79,293		Proffice AB	435
384,059	e	Programmed Maintenance Services Ltd	675
87,300		PRONEXUS, Inc	434
45,191		Prosegur Cia de Seguridad S.A.	2,688
628,606	e	R.R. Donnelley & Sons Co	11,893
242,423	*	Randstad Holdings NV	13,495
899,543		Regus plc	1,659
2,607,857	*,e	Rentokil Initial plc	3,763
2,333,717		Republic Services, Inc	70,106
198,479		Resources Connection, Inc	3,849
101,060	e	Ritchie Bros Auctioneers, Inc	2,851
297,260	e	Robert Half International, Inc	9,096
94,951		Robert Walters plc	451
266,166	e	Rollins, Inc	5,403
299,815		RPS Group plc	1,028
423,728		RSM Tenon Group plc	250
25,065		S1 Corp (Korea)	1,286
439,332		SAI Global Ltd (New)	2,275
236,924		Salmat Ltd	892
37,452		Sato Corp	496
50,975		Schawk, Inc (Class A)	991
81,730	*,e	School Specialty, Inc	1,169
7,201		Seche Environnement S.A.	689
177,168	e	Secom Co Ltd	8,238
–	e	Secom Techno Service Co Ltd	0	^
11,995		Securitas AB (B Shares)	143
444,427		Securitas Systems AB (B Shares)	856
964,780		Seek Ltd	6,741
49,042		Serco Group plc	439
288		SGS S.A.	512
549,263		Shanks Group plc	1,005
158,424	*	Skilled Group Ltd	319
68,991		Societe BIC S.A.	6,132
233,700		Sohgo Security Services Co Ltd	2,540
242,056	*,e	Spherion Corp	3,411
545,647		Spotless Group Ltd	1,095
92,807	*,e	Standard Parking Corp	1,648
76,139	e	Standard Register Co	253
69,862	*,e	Stantec, Inc	2,091
321,781		Steelcase, Inc (Class A)	3,662
597,668	*,e	Stericycle, Inc	52,996
134,838	e	Sthree plc	885
177,549	*	SYKES Enterprises, Inc	3,510
35,000		Taiwan Secom Co Ltd	63
10,148,530		Taiwan-Sogo Shinkong Security Corp	8,114
87,267	*	Team, Inc	2,292
69,969		Teleperformance	2,637
46,200	e	Temp Holdings Co Ltd	415

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

371,548	*	Tetra Tech, Inc	$9,174
122,000		Tianjin Capital Environmental Protection Group Co Ltd	43
15,600	e	Tokyu Community Corp	445
207,664		Tomra Systems ASA	1,695
87,700		Toppan Forms Co Ltd	763
699,587	e	Toppan Printing Co Ltd	5,519
177,248		Towers Watson & Co	9,830
52,010		Transcom WorldWide S.A. (ADR)	155
121,430		Transcontinental, Inc	1,876
746,119	e	Transfield Services Ltd	2,585
1,130,297	*	Transpacific Industries Group Ltd	1,307
304,899	*	TrueBlue, Inc	5,119
67,000		Uchida Yoko Co Ltd	213
71,691		Unifirst Corp	3,800
118,526	e	United Stationers, Inc	8,421
92,171	*	USG People NV	1,907
467,518	*,e	Verisk Analytics, Inc	15,316
118,615		Viad Corp	2,840
27,757	e	VSE Corp	825
803,228		Waste Connections, Inc	23,126
1,932,956	e	Waste Management, Inc	72,178
320,000		WHK Group Ltd	318
122,711		WSP Group plc	714
71,000		Yem Chio Co Ltd	71

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,170,711

CONSUMER DURABLES & APPAREL - 1.8%
299,000	e	361 Degrees International Ltd	186
8,770		Accell Group	458
169,511		Adidas-Salomon AG.	10,657
11,805		Advanced Digital Broadcast Holdings S.A.	366
44,000		Advanced International Multitech Co Ltd	82
87,626	*	AGFA-Gevaert NV Bruessel	0	^
20,150		Aksa Akrilik Kimya Sanayii	47
364,565		Alok Industries Ltd	182
129,900	e	Alpine Electronics, Inc	1,459
115,000		Altek Corp	158
217,709		Amer Sports Oyj (A Shares)	2,793
197,163	*	American Apparel, Inc	190
193,391		American Greetings Corp (Class A)	4,564
1,517,000	e	Anta Sports Products Ltd	2,355
85,084		Arab Cotton Ginning	52
213,283		Arcelik AS	986
69,169	*	Arctic Cat, Inc	1,076
54,600	e	Arnest One Corp	545
33,400	e	Aruze Corp	984
93,644	*	Arvind Ltd	145
245,667	*,e	Ascena Retail Group, Inc	7,962
31,000	*	Asia Optical Co, Inc	61
36,623	e	Asics Corp	491
216,000		Atsugi Co Ltd	270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,000		AVY Precision Technology, Inc	$19
50,191	*	Bang & Olufsen AS (B Shares)	737
1,336,099	*	Barratt Developments plc	2,359
2,460		Basic House Co Ltd	47
38,000		Basso Industry Corp	32
13,956		Bata India Ltd	122
326,146	*,e	Beazer Homes USA, Inc	1,490
536,000	*	Beijing Properties Holdings Ltd	46
165,751		Bellway plc	1,849
49,476	e	Beneteau S.A.	1,042
74,403	e	Benetton Group S.p.A.	557
187,794	*	Berkeley Group Holdings plc	3,134
49,513	e	Billabong International Ltd	386
25,660		Bjoern Borg AB	274
38,526	e	Blyth, Inc	1,252
9,245		Bombay Dyeing & Manufacturing Co Ltd	76
14,253		Bombay Rayon Fashions Ltd	82
4,398,000		Bosideng International Holdings Ltd	1,308
185,506		Bovis Homes Group plc	1,296
4,244	*,e	Brookfield Homes Corp	40
868,400		Brookfield Incorporacoes S.A.	4,510
381,705	e	Brunswick Corp	9,707
206,931	e	Bulgari S.p.A.	3,585
1,839,169	e	Burberry Group plc	34,641
86,000	*	BWG Homes ASA	371
269,436	e	Callaway Golf Co	1,838
17,100		Camargo Correa Desenvolvimento Imobiliario S.A.	68
258,094	*,e	Carter’s, Inc	7,389
63,237	e	Casio Computer Co Ltd	500
28,783	*,e	Cavco Industries, Inc	1,300
41,995	e	Cherokee, Inc	725
680,000		Chigo Holding Ltd	65
4,139,400	e	China Dongxiang Group Co	1,310
8,029		China Great Star International Ltd	13
157,000		China Lilang Ltd	208
868,000		China Ting Group Holdings Ltd	128
24,900		Chofu Seisakusho Co Ltd	623
162,462		Christian Dior S.A.	22,886
165,000	*,e	Clarion Co Ltd	271
28,500		Cleanup Corp	192
1,877,525		Coach, Inc	97,706
50,650	e	Columbia Sportswear Co	3,010
1,194,028		Compagnie Financiere Richemont S.A.	68,848
300,400		Consorcio ARA, S.A. de C.V.	184
15,000		Corona Corp	150
107,700	*	Corp GEO S.A. de C.V. (Series B)	302
332,000		Costin New Materials Group	238
503,792	*,e	CROCS, Inc	8,988
36,123		CSS Industries, Inc	681
38,638	*,e	Culp, Inc	359
414,181		Cyrela Brazil Realty S.A.	3,927
30,200	e	Daidoh Ltd	292

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,900	e	Daikoku Denki Co Ltd	$107
136,000	e	Daiwa Seiko, Inc	155
359,673	*,e	Deckers Outdoor Corp	30,986
158,529		De’Longhi S.p.A.	1,531
32,727	*,e	Delta Apparel, Inc	468
292,440	*	Desarrolladora Homex S.A. de C.V.	1,330
54,590		Descente Ltd	248
49,091		Dorel Industries, Inc (Class B)	1,576
2,935,640	e	DR Horton, Inc	34,200
45,542		Duni AB	510
1,141,001	*,e	Eastman Kodak Co	3,685
39,000		Eclat Textile Co Ltd	51
11,270		Elco Holdings Ltd	167
376,567	e	Electrolux AB (Series B)	9,700
49,000		Embry Holdings Ltd	34
107,272	e	Ethan Allen Interiors, Inc	2,349
36,800		Even Construtora e Incorporadora S.A.	190
25,300		Ez Tec Empreendimentos e Participacoes S.A.	217
75,000		Feng TAY Enterprise Co Ltd	79
374		Fields Corp	640
751,899	*	Fisher & Paykel Appliances Holdings Ltd	342
1,857		Forbo Holding AG.	1,393
727,220		Formosa Taffeta Co Ltd	730
651,792	e	Fortune Brands, Inc	40,339
6,834		Forus S.A.	23
528,663	*	Fossil, Inc	49,509
31,391		Foster Electric Co Ltd	717
175,000	e	France Bed Holdings Co Ltd	221
117,000	e	Fujitsu General Ltd	593
25,100	e	Funai Electric Co Ltd	753
209,736	*,e	Furniture Brands International, Inc	954
753,098		Gafisa S.A.	4,760
216,735	e	Garmin Ltd	7,339
4,408	*	Genius Electronic Optical Co Ltd	39
113,353		Geox S.p.A.	713
37,559		Gerry Weber International AG.	2,179
344,149		Giant Manufacturing Co Ltd	1,398
64,811	*	G-III Apparel Group Ltd	2,436
149,959		Gildan Activewear, Inc	4,922
29,380		Gitanjali Gems Ltd	163
676,637		Glorious Sun Enterprises Ltd	271
26,700		Grendene S.A.	157
134,783		GUD Holdings Ltd	1,335
1,732,000	e	Gunze Ltd	6,295
309,000	*	Haier Electronics Group Co Ltd	347
9,900		HAJIME CONSTRUCTION Co Ltd	231
4,970		Handsome Co Ltd	94
609,758	*	Hanesbrands, Inc	16,488
5,360		Hansae Co Ltd	31
4,430		Hanssem Co Ltd	56
337,779		Harman International Industries, Inc	15,815
560,838	e	Hasbro, Inc	26,270

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,873,500	*,e	Haseko Corp	$1,441
10,600	*	Hefei Meiling Co Ltd	12
79,400		Heiwa Corp	1,228
12,700		Helbor Empreendimentos S.A.	151
144,946	*,e	Helen of Troy Ltd	4,261
1,264	e	Hermes International	277
56,000	*	Hisense Kelon Electrical Holdings Co Ltd	31
68,300		Hitachi Koki Co Ltd	658
47,186	e	Hooker Furniture Corp	564
358,784	*,e	Hovnanian Enterprises, Inc (Class A)	1,267
37,694		Hugo Boss AG.	3,138
9,771		Hunter Douglas NV	498
318,477		Husqvarna AB (B Shares)	2,730
11,527		IC Companys AS	492
364,845	*	Iconix Brand Group, Inc	7,837
47,239	e	Indesit Co S.p.A.	560
46,800	*	Inpar S.A.	89
184,000		International Taifeng Holdings Ltd	81
76,000		Inventec Appliances Corp	60
83,150	*,e	iRobot Corp	2,735
176,617	*	Jakks Pacific, Inc	3,418
97,000		Japan Vilene Co Ltd	472
99,000		Japan Wool Textile Co Ltd	834
5,726,710	a	Jarden Corp	203,699
18,394		JBF Industries Ltd	68
81,000	*	Jinshan Development & Construction Co Ltd	59
116,507	e	JM AB	3,098
181,534	*,e	Joe’s Jeans, Inc	192
38,000		Johnson Health Tech Co Ltd	63
8,536	*	Johnson Outdoors, Inc	130
428,191	e	Jones Apparel Group, Inc	5,888
213,400	*	JVC KENWOOD Holdings, Inc	1,038
231,443	e	KB Home	2,879
67,241	*,e	Kenneth Cole Productions, Inc (Class A)	872
9,000	*	Kinko Optical Co Ltd	14
88,300		Konka Group Co Ltd	35
110,179	*,e	K-Swiss, Inc (Class A)	1,242
730,000		Kurabo Industries Ltd	1,332
134,000	*	Kwong Fong Industries	54
202		Kyungbang Ltd	20
15,363	e	Lacrosse Footwear, Inc	282
37,000	*	LAN FA Textile	22
50,200		Lao Feng Xiang Co Ltd	135
256,485	*	La-Z-Boy, Inc	2,449
122,000		Le Saunda Holdings	58
49,000		Lealea Enterprise Co Ltd	26
192,978	*,e	Leapfrog Enterprises, Inc	834
457,674	e	Leggett & Platt, Inc	11,213
506,266	e	Lennar Corp (Class A)	9,174
149,463		LG Electronics, Inc	14,292
29,471		LG Electronics, Inc (Preference)	1,042
6,950		LG Fashion Corp	187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

562,000		Li Heng Chemical Fibre Technologies Ltd	$76
1,044,000	e	Li Ning Co Ltd	1,756
29,000	*	Li Peng Enterprise Co Ltd	15
124,652	*	Libbey, Inc	2,057
45,667	*,e	Lifetime Brands, Inc	685
460,226	*,e	Liz Claiborne, Inc	2,481
9,481		Loewe AG.	87
48,699	*,e	Lululemon Athletica, Inc	4,337
129,900		Luthai Textile Co Ltd	123
140,080		Luxottica Group S.p.A.	4,572
440,055		LVMH Moet Hennessy Louis Vuitton S.A.	69,678
77,302	*,e	M/I Homes, Inc	1,159
97,739	*,e	Maidenform Brands, Inc	2,792
4,551	e	Maisons France Confort	239
65,000		Makalot Industrial Co Ltd	153
537,600		Man Wah Holdings Ltd	697
6,442	*,b	Mariella Burani S.p.A.	23
48,539	*,e	Marine Products Corp	385
10,800	e	Mars Engineering Corp	183
1,060,769	e	Matsushita Electric Industrial Co Ltd	13,437
1,509,338		Mattel, Inc	37,628
186,738	e	MDC Holdings, Inc	4,734
158,000		Meike International Holdings Ltd	30
77,000		Meiloon Industrial Co	39
76,000		Merida Industry Co Ltd	141
185,123	*,e	Meritage Homes Corp	4,467
44,000		Merry Electronics Co Ltd	69
65,000		Mitsui Home Co Ltd	353
230,000	e	Mizuno Corp	979
170,246	*,e	Mohawk Industries, Inc	10,411
59,192	*,e	Movado Group, Inc	869
526,098		MRV Engenharia e Participacoes S.A.	4,208
45,089		Namco Bandai Holdings, Inc	491
1,388	*,e	Nautilus, Inc	4
62,918		New Wave Group AB (B Shares)	541
7,136,750		Newell Rubbermaid, Inc	136,526
54,238		Nexity	2,687
21,300		Nidec Copal Corp	257
178,000		Nien Hsing Textile Co Ltd	140
1,330,419		Nike, Inc (Class B)	100,713
189,703	e	Nikon Corp	3,912
215,447	e	Nisshinbo Industries, Inc	2,092
206,253	*,e	Nobia AB	1,936
21,900	*,e	Noritsu Koki Co Ltd	132
46,489	*,e	NVR, Inc	35,146
1,620		Olympic Group Financial Investments	9
211,531	e	Onward Kashiyama Co Ltd	1,571
20,000		O-TA Precision Industry Co Ltd	23
63,402	e	Oxford Industries, Inc	2,168
848,165		Pace plc	2,069
1,035,000		Pacific Textile Holdings Ltd	599
105,000		PanaHome Corp	678

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69		Panasonic Corp (ADR)	$1
671,760	*,e	Pandora AS	34,283
4,126,764		PDG Realty S.A.	23,153
402,000	*,m	Peace Mark Holdings Ltd	78
332,000	e	Peak Sport Products Co Ltd	228
3,000		Pegas Nonwovens S.A.	77
66,261	*,e	Perry Ellis International, Inc	1,824
669,582		Persimmon plc	4,773
166,670		Phillips-Van Heusen Corp	10,839
444,500	*,e	Pioneer Corp	1,849
10,424,857		Playmates Holdings Ltd	3,834
202,207	e	Polaris Industries, Inc	17,596
164,327	e	Polo Ralph Lauren Corp (Class A)	20,319
71,428	*	Poltrona Frau S.p.A.	109
209,612		Pool Corp	5,054
139,000		Ports Design Ltd	320
5,984,250		Pou Chen Corp	5,522
1,267,700	e	Prime Success International Group Ltd	952
11,286		Provogue India Ltd	11
7,779,013	*	Pulte Homes, Inc	57,565
204		Puma AG. Rudolf Dassler Sport	60
580,899	*,e	Quiksilver, Inc	2,568
39,539		Rajesh Exports Ltd	96
20,728	*	Raymond Ltd	148
120,125	*	RC2 Corp	3,376
328,515	*	Redrow plc	659
25,316		RG Barry Corp	331
1,784,000	*,e	Richfield Group Holdings Ltd	163
22,957		Rinnai Corp	1,520
688,000	*	Rising Development Holdings	143
7,400		Rodobens Negocios Imobiliarios S.A.	57
4,575	*	Rodriguez Group	33
32,000		Roland Corp	380
281,420		Rossi Residencial S.A.	2,346
613,000		Ruentex Industries Ltd	1,646
105,428	*,e	Russ Berrie & Co, Inc	775
202,367	e	Ryland Group, Inc	3,218
54,445	*	S Kumars Nationwide Ltd	67
7,001		Sabaf S.p.A.	229
42,644	*	Safilo Group S.p.A.	764
1,501		Sam Kwang Glass Ind Co Ltd	88
2,030		Samchuly Bicycle Co Ltd	18
182,000	*	Sampo Corp	61
36,276		Sangetsu Co Ltd	841
133,966		Sankyo Co Ltd	6,861
57,000		Sanyo Electric Taiwan Co Ltd	63
125,000	e	Sanyo Shokai Ltd	383
8,757		Schulthess Group	500
285,611	*,e	Sealy Corp	725
46,212		SEB S.A.	4,554
1,422,898	e	Sega Sammy Holdings, Inc	24,676
233,000	e	Seiko Holdings Corp	800

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,515,630		Seiren Co Ltd	$10,477
2,590,306	e	Sekisui Chemical Co Ltd	20,238
695,775		Sekisui House Ltd	6,493
41,000	*	Shanghai Haixin Group Co	28
3,344,550	*,e	Sharp Corp	33,178
2,787,000	e	Shenzhou International Group Holdings Ltd	3,284
168,000	e	Shikibo Ltd	198
21,118	e	Shimano, Inc	1,057
23,000		Shinkong Textile Co Ltd	31
147,378	*,e	Skechers U.S.A., Inc (Class A)	3,027
33,445	e	Skyline Corp	671
3,841,555	e	Skyworth Digital Holdings Ltd	2,174
259,395	*,e	Smith & Wesson Holding Corp	921
191,131		Socovesa S.A.	144
2,050,985	*	Sony Corp	65,418
10,081		SRF Ltd	72
157		SRI Sports Ltd	168
574,248	*,e	Standard-Pacific Corp	2,142
644,972		Stanley Works	49,405
19,000	*	Star Comgistic Capital Co Ltd	21
1,913,207	*,e	Steinhoff International Holdings Ltd	7,117
34,304	*	Steinway Musical Instruments, Inc	762
766,000		Stella International Holdings Ltd	1,709
149,765	*	Steven Madden Ltd	7,028
82,378	e	Sturm Ruger & Co, Inc	1,892
281,954	e	Sumitomo Forestry Co Ltd	2,555
39,638	*,e	Summer Infant, Inc	317
12,693		Swatch Group AG.	5,601
140,806		Swatch Group AG. Reg	11,167
31,000		Tainan Enterprises Co Ltd	43
2,363,000		Tainan Spinning Co Ltd	1,570
129,000		Taiwan Paiho Ltd	149
20,000		Taiwan Sakura Corp	16
133,493		Takamatsu Corp	2,157
25,700	e	Tamron Co Ltd	576
4,800,000	*	Tatung Co Ltd	1,102
4,543,047	*	Taylor Woodrow plc	2,960
60,000		TCL Multimedia Technology Holdings Ltd	17
1,855,472	e	Techtronic Industries Co	2,576
35,400		Tecnisa S.A.	257
580,481	*	Tempur-Pedic International, Inc	29,407
59,142		Ten Cate NV	2,428
78,000		Texhong Textile Group Ltd	72
752,000		Texwinca Holdings Ltd	796
4,210,000	*	Theme International Holdings Ltd	287
779		Thinkware Systems Corp	7
106,700	*	Thomson	774
9	*	Thomson	0	^
252,222	*	Timberland Co (Class A)	10,414
12,588		Tod’s S.p.A.	1,479
10,170	e	Token Corp	449
82,000		Tokyo Style Co Ltd	593

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

853,361	*	Toll Brothers, Inc	$16,871
184,149	*,e	TomTom NV	1,637
72,168	e	Tomy Co Ltd	548
16,400		Touei Housing Corp	180
934,676	e	Toyobo Co Ltd	1,350
30,367		Trigano S.A.	1,029
1,962,000		Trinity Ltd	1,822
103,008	*,e	True Religion Apparel, Inc	2,418
281,600	*	Tsann Kuen China Enterprise Co Ltd	73
18,000		Tsann Kuen Enterprise Co Ltd	37
4,977		TTK Prestige Ltd	250
1,589,394		Tupperware Corp	94,903
149,562	*,e	Under Armour, Inc (Class A)	10,178
87,112	*,e	Unifi, Inc	1,481
624,000	*,e	Unitika Ltd	504
65,738	*	Universal Electronics, Inc	1,943
651,215	*	Urbi Desarrollos Urbanos S.A. de C.V	1,520
1,476		Vardhman Textiles Ltd	9
295	*,m	Vardhman Textiles Ltd	0	^
39,900	*,e	Vera Bradley, Inc	1,684
34,646		Vestel Beyaz Esya Sanayi ve Ticaret AS.	66
26,811	*	Vestel Elektronik Sanayi	46
467,220	e	VF Corp	46,035
996,299		Victory City International Hldgs Ltd	201
24,002		Videocon Industries Ltd	103
10,872		VIP Industries Ltd	162
82,069	e	Volcom, Inc	1,521
148,627	e	Wacoal Holdings Corp	1,874
4,608,000	*	Wai Chun Mining Industry Group Co Ltd	93
247,827	*	Warnaco Group, Inc	14,173
58,500		Weiqiao Textile Co	58
2,254,000	e	Welling Holding Ltd	120
33,572		Weyco Group, Inc	821
640,314		Whirlpool Corp	54,657
10,789	*	Whirlpool of India Ltd	64
672,000		Win Hanverky Holdings Ltd	85
279,168		Wolverine World Wide, Inc	10,407
65,990	*	Woongjin Chemical Co Ltd	84
83,670		Woongjin Coway Co Ltd	2,887
38,960	*	Wuxi Little Swan Co Ltd	85
287,000		XTEP International Holdings	195
37,970		Yamaha Corp	431
5,000		Young Optics, Inc	21
12,700		Youngone Corp	120
800		Youngone Holdings Co Ltd	24
1,861,845	e	Yue Yuen Industrial Holdings	5,921
8,000		Zeng Hsing Industrial Co Ltd	29
10,000		Zhonglu Co Ltd	10
21,000		Zig Sheng Industrial Co Ltd	14

		TOTAL CONSUMER DURABLES & APPAREL	2,176,860

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 1.7%
202,053	e	888 Holdings plc	$141
919,418		Accor S.A.	41,318
1,374		Accordia Golf Co Ltd	966
121,214	*	AFC Enterprises	1,834
263,000		Ajisen China Holdings Ltd	507
148,600		Alsea SAB de C.V.	158
83,000		Ambassador Hotel	118
94,283		Ambassadors Group, Inc	1,032
97,689	*,e	American Public Education, Inc	3,952
164,310	e	Ameristar Casinos, Inc	2,917
743	*	AmRest Holdings SE	20
189,400		Anhanguera Educacional Participacoes S.A.	4,638
944,258	*	Apollo Group, Inc (Class A)	39,384
16,135		Aptech Ltd	36
48,595	*,e	Archipelago Learning, Inc	415
553,748	e	Aristocrat Leisure Ltd	1,860
58,300	*,e	Atom Corp	171
4,174	*	Autogrill S.p.A.	59
170,344	*,e	Bally Technologies, Inc	6,448
430,611	*	Banyan Tree Holdings Ltd	321
91,121		Benesse Corp	3,741
971,472		Berjaya Sports Toto BHD	1,365
98,249		Betsson AB (Series B)	2,167
94,727	*,e	BJ’s Restaurants, Inc	3,726
71,209	*	Bluegreen Corp	293
154,306		Bob Evans Farms, Inc	5,030
273,238	*,e	Boyd Gaming Corp	2,560
35,500	*,e	Bravo Brio Restaurant Group, Inc	628
74,662	*,e	Bridgepoint Education, Inc	1,277
843,222		Brinker International, Inc	21,334
77,249	*,e	Buffalo Wild Wings, Inc	4,205
41,960	m	bwin Interactive Entertainment	1,576
436,000	e	Cafe de Coral Holdings Ltd	1,019
152,516	*,e	California Pizza Kitchen, Inc	2,574
70,483	*,e	Cambium Learning Group, Inc	240
71,358	*,e	Capella Education Co	3,553
411,373	*	Career Education Corp	9,346
32,521	*,e	Caribou Coffee Co, Inc	331
1,039,218	e	Carnival Corp	39,864
193,854		Carnival plc	7,626
53,056	*,e	Carrols Restaurant Group, Inc	492
146,751	e	CBRL Group, Inc	7,211
120,837		CEC Entertainment, Inc	4,559
392,200		Central Plaza Hotel PCL	67
1,514,040		Century City International	119
308,579	*,e	Cheesecake Factory	9,285
5,870,000	*	China Energy Development Holdings Ltd	215
2,408,000	*	China LotSynergy Holdings Ltd	85
5,186,000	*	China Travel International Inv HK	1,086
102,680	*,e	Chipotle Mexican Grill, Inc (Class A)	27,967
68,492	e	Choice Hotels International, Inc	2,661
49,839		Churchill Downs, Inc	2,068

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,685		Cie des Alpes	$374
15,471		City Lodge Hotels Ltd	154
30,919	*	Club Mediterranee S.A.	666
43,819	*	Codere S.A.	652
189,226	*,e	Coinstar, Inc	8,689
87,000	e	Colowide Co Ltd	455
293,764		Compass Group plc	2,641
36,092		Consumers’ Waterheater Income Fund	249
368,640	*,e	Corinthian Colleges, Inc	1,629
1,925		Cox & Kings India Ltd	18
50,891	e	CPI Corp	1,146
276		Credu Corp	12
242,767	e	Crown Ltd	2,045
2,112	*	Ctrip.com International Ltd (ADR)	88
9,000	e	Daisyo Corp	106
1,469,220		Darden Restaurants, Inc	72,182
597,176	*,e	Denny’s Corp	2,425
192,824		DeVry, Inc	10,619
76,095	e	Dignity plc	850
77,560	*,e	DineEquity, Inc	4,264
156,793		Domino’s Pizza UK & IRL plc	1,077
275,864	*	Domino’s Pizza, Inc	5,084
42,100	e	Doutor Nichires Holdings Co Ltd	510
80,119	*,e	Education Management Corp	1,678
706,919		Educomp Solutions Ltd	6,647
264,641	*	Egyptian for Tourism Resorts	55
20,658		EIH Ltd	37
11,663	e	Einstein Noah Restaurant Group, Inc	190
54,365	*,e	Empire Resorts, Inc	34
334,428	*	Enjoy S.A.	95
700,399	*	Enterprise Inns plc	994
32,300		Estacio Participacoes S.A.	524
31,247	*,e	Euro Disney SCA	335
9,301		Everonn Education Ltd	121
6,001		Famous Brands Ltd	34
73,000		First Hotel	66
133,337	e	Flight Centre Ltd	3,070
33,670		Formosa International Hotels Corp	574
80,000	e	Fuji Kyuko Co Ltd	413
69,000	e	Fujita Kanko, Inc	263
131,000	*,e	Galaxy Entertainment Group Ltd	191
170,390	*,e	Gaylord Entertainment Co	5,909
3,146,515		Genting BHD	11,460
366,000	*	Genting Hong Kong Ltd	150
4,689,835	*,e	Genting International plc	7,625
30,255		Gold Reef Resorts Ltd	71
3,794,000	*	Golden Resorts Group Ltd	507
196,433	*,e	Grand Canyon Education, Inc	2,848
4,610		Grand Korea Leisure Co Ltd	70
90,015	*	Great Canadian Gaming Corp	716
510,302	e	Greene King plc	3,663
663,000		GuocoLeisure Ltd	396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,714,862		H&R Block, Inc	$28,706
1,886		Hana Tour Service, Inc	76
197,081	e	Hillenbrand, Inc	4,237
28,500	e	HIS Co Ltd	580
97,305		Holidaybreak plc	501
919,684		Hongkong & Shanghai Hotels	1,683
12,227		Hotel Leela Venture Ltd	11
2,107,000		Hotel Properties Ltd	4,169
8,490		Hotel Shilla Co Ltd	198
71,250	*	Huangshan Tourism Development Co Ltd	107
328,063	*	Hurtigruten Group ASA	279
338,547	*,e	Hyatt Hotels Corp	14,571
8,700		Ichibanya Co Ltd	248
256,630		Indian Hotels Co Ltd	484
120,624		Intercontinental Hotels Group plc	2,472
583,468	e	International Game Technology	9,470
53,631	e	International Speedway Corp (Class A)	1,598
174,586	*,e	Interval Leisure Group, Inc	2,854
154,029		Intralot S.A.-Integrated Lottery Systems & Services	534
320,715		Invocare Ltd	2,348
80,736	*,e	Isle of Capri Casinos, Inc	767
204,925	*,e	ITT Educational Services, Inc	14,785
226,334	*	Jack in the Box, Inc	5,133
210,898	*,e	Jamba, Inc	464
180,000	*	Janfusun Fancyworld Corp	57
442,800		Jollibee Foods Corp	890
18,458	*	Jubilant Foodworks Ltd	223
105,512	*,e	K12, Inc	3,556
185,670		Kangwon Land, Inc	4,305
18,050	e	Kappa Create Co Ltd	340
23,300	e	Kisoji Co Ltd	473
298,562	*,e	Krispy Kreme Doughnuts, Inc	2,102
10,300	*	Kroton Educacional S.A.	133
3,747		Kuoni Reisen Holding	1,726
14,100	e	Kura Corp	207
18,700	e	Kyoritsu Maintenance Co Ltd	267
1,250,885	e	Ladbrokes plc	2,657
43,700		Landmarks BHD	22
1,821,723	*	Las Vegas Sands Corp	76,912
32,004	e	Learning Tree International, Inc	281
35,000	*	Leofoo Development Co	22
176,361	*,e	Life Time Fitness, Inc	6,580
141,935	e	Lincoln Educational Services Corp	2,255
123,000		Little Sheep Group Ltd	82
1,770	*	Lotte Tour Development Co Ltd	31
59,856	e	Lottomatica S.p.A.	1,078
72,969	e	Mac-Gray Corp	1,177
112,267		Marcus Corp	1,224
1,299,410	e	Marriott International, Inc (Class A)	46,233
789,919	e	Marston’s plc	1,202
19,400		Masterskill Education Group BHD	12
20,700	e	Matsuya Foods Co Ltd	376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

125,082	e	Matthews International Corp (Class A)	$4,822
72,050	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	520
3,788,823		McDonald’s Corp	288,291
16,409	e	McDonald’s Holdings Co Japan Ltd	397
1,479		MegaStudy Co Ltd	228
4,396,213	e	Melco International Development	2,992
1,046,260	*,e	Melco PBL Entertainment Macau Ltd (ADR)	7,952
576,422	*,e	MGM Mirage	7,580
214,220		Millennium & Copthorne Hotels plc	1,735
564,100		Minor International PCL (Foreign)	224
341,881	*	Mitchells & Butlers plc	1,655
1,139		Modetour Network, Inc	36
51,545	*	Monarch Casino & Resort, Inc	536
105,909	*,e	Morgans Hotel Group Co	1,038
33,200		MOS Food Services, Inc	610
158,842	*	Multimedia Games, Inc	910
644,000		NagaCorp Ltd	132
32,007	e	National American University Holdings, Inc	227
213,261		Navitas Ltd	944
105,012	*,e	NH Hoteles S.A.	711
96,479	*,e	O’Charleys, Inc	576
16,000		Ohsho Food Service Corp	381
125,217		OPAP S.A.	2,674
17,637		Orascom Development Holding AG.	822
5,076	*	Orbis S.A.	71
76,081	e	Oriental Land Co Ltd	6,046
5,408,835	*,a,e	Orient-Express Hotels Ltd (Class A)	66,906
653		Pacific Golf Group International Holdings KK	357
112,369		Paddy Power plc	4,921
506,436		Paliburg Holdings Ltd	202
184,854	*	Panera Bread Co (Class A)	23,476
96,078	*	Papa John’s International, Inc	3,043
4,604		Paradise Co Ltd	23
940,660	*	PartyGaming plc	3,017
50,231	*,e	Peet’s Coffee & Tea, Inc	2,416
583,126	*,e	Penn National Gaming, Inc	21,611
219,954	e	PF Chang’s China Bistro, Inc	10,160
6,428		Pierre & Vacances	565
282,888	*,e	Pinnacle Entertainment, Inc	3,853
66,500		Plenus Co Ltd	1,013
29,797	*,e	Pre-Paid Legal Services, Inc	1,967
81,435	*,e	Princeton Review, Inc	31
152,263		Prommethean World plc	143
889,542	*	Punch Taverns plc	1,100
51,800		QSR Brands BHD	90
793,667	*,e	Raffles Education Corp Ltd	491
857,558		Rank Group plc	2,057
51,224	*,e	Red Lion Hotels Corp	420
83,842	*,e	Red Robin Gourmet Burgers, Inc	2,255
737,000		Regal Hotels International Holdings Ltd	333
289,730	e	Regis Corp	5,140
41,062	*	Remco for Touristic Villages Construction	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,381,800		Resorts World BHD	$7,746
83,500		Resorttrust, Inc	1,136
413,553		Restaurant Group plc	1,986
41,350,000		Rexcapital Financial Holdings Ltd	4,574
171,908	*	Rezidor Hotel Group AB	1,083
19,200	e	Ringer Hut Co Ltd	237
159,200		Round One Corp	748
958,749	*,e	Royal Caribbean Cruises Ltd	39,558
33,700		Royal Holdings Co Ltd	332
325,606	*	Ruby Tuesday, Inc	4,269
115,136	*,e	Ruth’s Chris Steak House, Inc	594
40,000	e	Saizeriya Co Ltd	614
21,145,902	*	Sands China Ltd	47,118
267,614	*,e	Scientific Games Corp (Class A)	2,339
771,849		Service Corp International	8,537
372,000		Shanghai Jin Jiang International Hotels Group Co Ltd	80
45,900		Shanghai Jinjiang International Hotels Development Co Ltd	80
19,700		Shanghai Jinjiang International Travel Co Ltd	35
1,116,319		Shangri-La Asia Ltd	2,883
718		Shinsegae Food Co Ltd	56
236,948	*	Shuffle Master, Inc	2,531
6,653,000		SJM Holdings Ltd	11,641
28,447		SkiStar AB (Series B)	488
190,513		Sky City Entertainment Group Ltd	491
324,000	*	SMI Corp Ltd	17
120,930	*	Snai S.p.A.	420
153,142		Sodexho Alliance S.A.	11,189
77,742	e	Sol Melia S.A.	893
254,545	*,e	Sonic Corp	2,304
680,129		Sotheby’s (Class A)	35,774
54,214	e	Speedway Motorsports, Inc	866
657,911		Sportingbet plc	518
10,200	e	St Marc Holdings Co Ltd	373
674,000		Stamford Land Corp Ltd	329
395	e	Starbucks Coffee Japan Ltd	212
4,477,261	e	Starbucks Corp	165,434
1,041,198	e	Starwood Hotels & Resorts Worldwide, Inc	60,513
6,737	*,e	Steak N Shake Co	2,853
63,098	*,e	Steiner Leisure Ltd	2,919
358,928	e	Stewart Enterprises, Inc (Class A)	2,742
43,881	e	Strayer Education, Inc	5,726
76,900	*	Summit Hotel Properties, Inc	764
29,194		Sun International Ltd	390
477,130		Tabcorp Holdings Ltd	3,696
788,788		Tattersall’s Ltd	1,908
245,896	e	Texas Roadhouse, Inc (Class A)	4,178
75,267	e	Thomas Cook Group plc	206
269,153		Tim Hortons, Inc (Toronto)	12,207
5,667	*	Tipp24 SE	242
239,000		Tokyo Dome Corp	477
210,000	e	Tokyotokeiba Co Ltd	273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107		Toridoll.corp	$122
5,075	*,e	TUI AG.	61
81,030	e	TUI Travel plc	295
88,164		Universal Technical Institute, Inc	1,715
82,735		UP, Inc	647
167,783	*,e	Vail Resorts, Inc	8,181
28,900	e	WATAMI Co Ltd	460
135,490	e	Weight Watchers International, Inc	9,498
633,468		Wendy’s/Arby’s Group, Inc (Class A)	3,186
155,048		Wetherspoon (J.D.) plc	1,056
199,742	e	Whitbread plc	5,283
1,447,839		William Hill plc	4,196
915,503	*,e	WMS Industries, Inc	32,363
1,382,037	e	Wyndham Worldwide Corp	43,963
6,143,237		Wynn Macau Ltd	17,142
199,184		Wynn Resorts Ltd	25,346
335,000		YBM Sisa.com, Inc	2,299
50,000		Yomiuri Land Co Ltd	169
1,178		Yoshinoya D&C Co Ltd	1,418
2,098,822	e	Yum! Brands, Inc	107,836
4,794	*	Zee Learn Ltd	2
92,700	e	Zensho Co Ltd	921

		TOTAL CONSUMER SERVICES	1,900,393

DIVERSIFIED FINANCIALS - 6.0%
932,493		3i Group plc	4,470
33,714		ABC Arbitrage	361
1,158,836		Aberdeen Asset Management plc	3,916
33,952		Ackermans & Van Haaren	3,280
359,647	e	Acom Co Ltd	4,845
31,725		Administradora de Fondos de Pensiones Provida S.A.	160
8,400		Administradora de Fondos de Pensiones Provida S.A. (ADR)	633
412,480		Advance America Cash Advance Centers, Inc	2,186
852,644	e	Aeon Credit Service Co Ltd	11,759
778,303		Aeon Thana Sinsap Thailand PCL	862
950,000		Aeon Thana Sinsap Thailand Pcl (ADR)	1,052
272,735	*	Affiliated Managers Group, Inc	29,829
1,152,495		African Bank Investments Ltd	6,447
125,843	e	AGF Management Ltd	2,545
191,350	e	Aiful Corp	238
77,646	*	Altamir Amboise	890
1,722,832	*	American Capital Ltd	17,056
3,785,925		American Express Co	171,123
1,010,451		Ameriprise Financial, Inc	61,718
2,923,267		AMMB Holdings BHD	6,260
882,088		Apollo Investment Corp	10,638
523,064	*	Apollo Management LP	9,415
682,200	f,g	ARA Asset Management Ltd (purchased 10/26/07, cost $410)	952
579,650		Ares Capital Corp	9,796
175,512	e	Artio Global Investors, Inc	2,836
694,664	e	Ashmore Group plc	3,689

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,029	*,e	Asset Acceptance Capital Corp	$387
41,991		Asta Funding, Inc	359
388,388		Australian Stock Exchange Ltd	13,817
32,151		Avanza AB	1,242
302,756		Ayala Corp	2,683
2,215	*	Ayala Corp Preferred	0	^
209,188	*	Azimut Holding S.p.A.	2,334
1,632		Bajaj Auto Finance Ltd	26
5,058		Bajaj Auto Ltd	90
150,556		Banca Finnat Euramerica S.p.A.	101
123,372	e	Banca Generali S.p.A	1,876
17,050		Banca IFIS S.p.A.	126
319,925	*	Banca Profilo S.p.A.	167
40,957,824		Bank of America Corp	545,968
3,480,122		Bank of New York Mellon Corp	103,951
108,955		Bank Sarasin & Compagnie AG.	4,745
310,806	e	BGC Partners, Inc (Class A)	2,887
90,361		BinckBank NV	1,575
381,223		BlackRock Kelso Capital Corp	3,862
937,825		BlackRock, Inc	188,513
5,034,387		Blackstone Group LP	90,015
4,461,746		BM&FBOVESPA S.A.	32,384
8,460,602		Bolsa de Valores de Colombia	184
25,681	m	Bolsa de Valores de Lima S.A.	100
141,700		Bolsa Mexicana de Valores S.A. de C.V.	298
109,818	e	Bolsas y Mercados Espanoles	3,340
31,677	*,e	Boursorama	370
42,554		Brait S.A.	118
331,884		Brewin Dolphin Holdings plc	895
517,353	*,e	Broadpoint Securities Group, Inc	900
84,081		BT Investment Management Ltd	238
110,672	e	Bure Equity AB	601
412,200		Bursa Malaysia BHD	1,133
121,583		Calamos Asset Management, Inc (Class A)	2,017
3,489	e	California First National Bancorp	53
109,805		Canaccord Capital, Inc	1,586
1,918,642		Capital One Financial Corp	99,693
1,406,923		Capital Securities Corp	629
14,975	e	Capital Southwest Corp	1,371
155,583		Cash America International, Inc	7,165
41,850	e	CBOE Holdings, Inc	1,212
98,780		Century Leasing System, Inc	1,628
257,400		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	4,257
1,205,653		Challenger Financial Services Group Ltd	6,147
2,559,725	e	Charles Schwab Corp	46,152
214,000		China Bills Finance Corp	79
1,440,000	e	China Everbright Ltd	3,223
32,000		China Merchants China Direct Investments Ltd	69
3,236		Cholamandalam DBS Finance Ltd	13
284,522	e	CI Financial Corp	6,765
108,395	*	Citadel Capital Corp	102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,757,459	*,e	Citigroup, Inc	$480,708
199,019		Close Brothers Group plc	2,695
421,053		CME Group, Inc	126,969
74,578	e	Cohen & Steers, Inc	2,213
681,047		Collins Stewart plc	929
4,213		Compagnie Financiere Tradition S.A.	532
1,788,700	*,e	Compartamos SAB de C.V.	3,220
246,078		Compass Diversified Trust	3,627
81,893	e	CompuCredit Corp	538
237,000	*	Concord Securities Corp	74
91,451		Coronation Fund Managers Ltd	241
20,291		Corp Financiera Alba	1,253
92,123		Corp Financiera Colombiana S.A.	1,734
207,933		Count Financial Ltd	265
151,040	*,e	Cowen Group, Inc	606
22,848	*,e	Credit Acceptance Corp	1,621
574,260	e	Credit Saison Co Ltd	9,266
2,491,086		Credit Suisse Group	105,673
1,159,600	e	Criteria Caixacorp S.A.	8,178
27,398		DAB Bank AG.	167
175,020		Daewoo Securities Co Ltd	3,569
18,500		Daishin Securities Co Ltd	248
9,740		Daishin Securities Co Ltd PF	82
1,025,422	*,e	Daiwa Securities Group, Inc	4,710
81,916		Davis & Henderson Income Fund	1,730
130,557	*,e	DeA Capital S.p.A.	287
1,236,331		Deutsche Bank AG.	72,488
36,915	e	Deutsche Beteiligungs AG.	1,064
463,227		Deutsche Boerse AG.	35,069
12,883	e	Diamond Hill Investment Group, Inc	1,031
13,958		Dinamia	166
5,667,975	e	Discover Financial Services	136,711
153,123	*	Dollar Financial Corp	3,177
112,271	*	Dom Maklerski IDMSA	110
14,060		Dongbu Securities Co Ltd	84
120,474	e	Duff & Phelps Corp	1,925
150,720	*	Dundee Corp	3,910
6,742,164	*	E*Trade Financial Corp	105,380
41,398	*	East Capital Explorer AB	561
229,214		Eaton Vance Corp	7,390
72,857		Edelweiss Capital Ltd	66
72,240	e	EFG International	1,070
795,687		Egypt Kuwait Holding Co	1,103
365,888		Egyptian Financial Group-Hermes Holding	1,348
21,043	*	Elron Electronic Industries	123
63,495	*	Encore Capital Group, Inc	1,504
57,605	e	Epoch Holding Corp	909
75,130	*	Eugene Investment & Securities Co Ltd	43
23,904		Eurazeo	1,871
123,396		Evercore Partners, Inc (Class A)	4,231
321,315		Evolution Group plc	397
53,378	e	Exor S.p.A.	1,639

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

199,315	*	Ezcorp, Inc (Class A)	$6,256
639,466		F&C Asset Management plc	778
225,756	*	FBR Capital Markets Corp	808
173,414	e	Federated Investors, Inc (Class B)	4,639
240,695	e	Fifth Street Finance Corp	3,213
9,977		Fimalac	403
65,399	*,e	Financial Engines, Inc	1,802
19,900		Financiera Independencia SAB de C.V.	20
184,312	*,e	First Cash Financial Services, Inc	7,114
277,984	*,e	First Marblehead Corp	612
2,959,501		First Pacific Co	2,647
1,328,000		First Shanghai Investments Ltd	186
5,443,779		FirstRand Ltd	16,162
430,008	e	FlexiGroup Ltd	863
529,227		Franklin Resources, Inc	66,196
61,278		Friedman Billings Ramsey Group, Inc (Class A)	1,865
11,424,594		Fubon Financial Holding Co Ltd	15,151
9,165,992		Fuhwa Financial Holdings Co Ltd	6,587
30,800	e	Fuyo General Lease Co Ltd	918
51,000		FXCM, Inc	665
20,700	*	Gain Capital Holdings, Inc	159
33,706	e	GAMCO Investors, Inc (Class A)	1,563
283,501	*	Gartmore Group Ltd	510
117	*,e	GCA Savvian Group Corp	193
4,412,000		Get Nice Holdings Ltd	289
290,379	e	GFI Group, Inc	1,458
24,061		Gimv NV	1,449
131,941	e	Gladstone Capital Corp	1,492
119,506		Gladstone Investment Corp	927
19,448		Gluskin Sheff + Associates, Inc	439
103,601		GMP Capital, Inc	1,685
11,770	*	Golden Bridge Investment & Securities Co Ltd	19
3,307,300		Goldman Sachs Group, Inc	524,109
28,290		Golub Capital BDC, Inc	446
17,598		Gottex Fund Management Holdings Ltd	125
16,471	*,e	Green Dot Corp	707
57,677	e	Greenhill & Co, Inc	3,795
11,375		Grenkeleasing AG.	681
147,848		Groupe Bruxelles Lambert S.A.	13,815
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
11,562,413	e	Guinness Peat Group plc	6,968
898,000		Guotai Junan International Hol	429
882,546		Haci Omer Sabanci Holding AS	4,097
16,860		Hanwha Securities Co	114
1,790	*	Hanyang Securities Co Ltd	14
354,359	e	Hargreaves Lansdown plc	3,461
138,691	*,e	Harris & Harris Group, Inc	746
78,863		Hellenic Exchanges S.A.	692
1,185,591		Henderson Group plc	3,222
176,651	e	Hercules Technology Growth Capital, Inc	1,943
142,603	*,e	HFF, Inc (Class A)	2,145
178,900	e	Hitachi Capital Corp	2,345

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,890	*	HMC Investment Securities Co Ltd	$54
1,309,410	e	Hong Kong Exchanges and Clearing Ltd	28,412
154,000	*	Horizon Securities Co Ltd	40
338,207		Hyundai Securities Co	4,064
33,000		IBJ Leasing Co Ltd	794
11,593,726	e	ICAP plc	98,117
216,800	e	Ichiyoshi Securities Co Ltd	1,476
301,934		IFCI Ltd	356
638,369	e	IG Group Holdings plc	4,677
313,238	e	IGM Financial, Inc	15,932
39,800	*	Imperial Holdings, Inc	404
49,022		India Infoline Ltd	81
74,936		Indiabulls Financial Services Ltd	260
36,191		Indiabulls Securities Ltd	13
426,682	e	Industrivarden AB	7,577
1,390,601		Infrastructure Development Finance Co Ltd	4,816
13,298,874	*	ING Groep NV	168,813
183,400	*,e	Inmuebles Carso SAB de C.V.	200
130,663	e	Interactive Brokers Group, Inc (Class A)	2,076
37,066		Interbolsa S.A.	54
550,546	*	IntercontinentalExchange, Inc	68,014
2,433	f	Intergroup Financial Services Corp	70
908,846		Intermediate Capital Group plc	4,759
74,190	*,e	International Assets Holding Corp	1,886
392,911		International Personal Finance plc	2,027
238,363	*,e	Internet Capital Group, Inc	3,385
901,762		Invesco Ltd	23,049
310,174	e	Investec Ltd	2,419
535,573	e	Investec plc	4,097
211,281	*	Investment Technology Group, Inc	3,843
435,108		Investor AB (B Shares)	10,555
883,570	e	IOOF Holdings Ltd	6,624
25,922		Is Yatirim Menkul Degerler AS	42
106,500	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	183
1,117,642		iShares MSCI EAFE Index Fund	67,159
329,827	e	iShares MSCI Emerging Markets	16,060
345,756	e	iShares Russell 2000 Index Fund	29,102
50,300		Iwai Securities Co Ltd	283
179,000	e	Jaccs Co Ltd	481
165,917	*,e	Jafco Co Ltd	4,278
831,950	e	Janus Capital Group, Inc	10,374
8,823,000	*,a,e	Japan Asia Investment Co Ltd	9,131
1,367,200	e	Japan Securities Finance Co Ltd	9,032
224,119	e	Jefferies Group, Inc	5,590
2,920,000	*	Jia Sheng Holdings Ltd	323
346,000	*	Jih Sun Financial Holdings Co Ltd	163
106,381	e	JMP Group, Inc	916
26,563,868	e	JPMorgan Chase & Co	1,224,595
29,812		JSE Ltd	308
499,089		Julius Baer Group Ltd	21,607
633,175	*	Julius Baer Holding AG.	12,014

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

348,462	*	Jupiter Investment Management Group Ltd	$1,606
846,000		K1 Ventures Ltd	104
113,800	e	kabu.com Securities Co Ltd	388
1,720,000	*	Kai Yuan Holdings Ltd	54
79,360	*	Kardan NV	449
16,102		KAS Bank NV	267
39,901	e	Kayne Anderson Energy Development Co	780
43,613	*,e	KBC Ancora	778
153,452	e	KBW, Inc	4,019
3,918,000		KGI Securities Co Ltd	1,876
124,000		Kim Eng Securities Thailand PCL	58
645,483		Kinnevik Investment AB (Series B)	15,038
7,781		KIWOOM Securities Co Ltd	421
484,610	*,e	Knight Capital Group, Inc (Class A)	6,494
64,260		Korea Investment Holdings Co Ltd	2,450
392,817		Kotak Mahindra Bank Ltd	4,035
24,360	*	KTB Securities Co Ltd	90
25,570	*	Kumho Investment Bank	16
9,480		Kyobo Securities Co	62
170,201	*,e	LaBranche & Co, Inc	669
388,402	*,e	Ladenburg Thalmann Financial Services, Inc	447
535,630		Lazard Ltd (Class A)	22,271
764,004		Legg Mason, Inc	27,573
588,028	e	Leucadia National Corp	22,075
51,712	e	Life Partners Holdings, Inc	416
122,934	e	London Stock Exchange Group plc	1,642
35,166	*,e	LPL Investment Holdings, Inc	1,259
32,870	e	Lundbergs AB (B Shares)	2,551
230,071	*	Macquarie Group Ltd	8,696
4,475		Mahindra & Mahindra Financial Services	78
86,274	e	Main Street Capital Corp	1,592
1,464,857		Man Group plc	5,772
45,443		Manappuram General Finance & Leasing Ltd	135
863,086		Marfin Investment Group S.A	954
122,816	e	MarketAxess Holdings, Inc	2,972
35,042	*,e	Marlin Business Services Corp	432
93,300	e	Marusan Securities Co Ltd	456
278,000		Masterlink Securities Corp	119
439,628	e	Matsui Securities Co Ltd	2,391
322,351		MCG Capital Corp	2,095
27,036	*	MCI Management S.A.	82
76,592	e	Medallion Financial Corp	673
1,035,902		Mediobanca S.p.A.	10,580
25,300	*	Medley Capital Corp	308
99,410	*	Meritz Securities Co Ltd	91
955,000		Metro Pacific Investments Corp	72
4,130,282	*,e	MF Global Holdings Ltd	34,199
48,000		MIN XIN Holdings Ltd	26
31,109		Mirae Asset Securities Co Ltd	1,329
190,000		Mito Securities Co Ltd	281
116,930		Mitsubishi UFJ Lease & Finance Co Ltd	4,690
597,000	*,e	Mizuho Investors Securities Co Ltd	553

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,199		MLP AG.	$622
2,763	e	Monex Beans Holdings, Inc	645
2,315,706		Moody’s Corp	78,526
4,367,592		Morgan Stanley	119,324
335,273	*,e	MSCI, Inc (Class A)	12,345
140,100	*	Mulpha International BHD	25
315,600		Multi-Purpose Holdings BHD	279
98,201		MVC Capital, Inc	1,347
75,010	*	Mvelaphanda Group Ltd	36
80,586	*	Naeem Holding	36
606,949	*,e	Nasdaq Stock Market, Inc	15,684
73,300		National Finance PCL	79
22,622		Nationale A Portefeuille	1,560
142,142	e	Nelnet, Inc (Class A)	3,103
97,600	*,e	Netspend Holdings, Inc	1,027
103,557	*	NewStar Financial, Inc	1,131
104,842	e	NGP Capital Resources Co	1,011
14,302		NH Investment & Securities Co Ltd	119
2,369,738	*,e	Nomura Holdings, Inc	12,249
85,170		Nordnet AB (Series B)	264
5,870,398		Norte Grande S.A.	103
465,106		Northern Trust Corp	23,604
514,713		NYSE Euronext	18,102
435,000		Okasan Holdings, Inc	1,654
445,073	e	OKO Bank (Class A)	6,056
213,200	*	OMC Card, Inc	398
139,611		Onex Corp	4,895
57,505	e	Oppenheimer Holdings, Inc	1,927
285,128	e	optionsXpress Holdings, Inc	5,221
46,332	e	Oresund Investment AB	828
366,000	*,e	Orient Corp	386
560,066	*,e	ORIX Corp	52,497
382		Osaka Securities Exchange Co Ltd	1,915
210,400		OSK Holdings BHD	125
5,933		OZ Holding AG.	160
1,071,000		Pacific Century Regional Developments Ltd	166
61,117		Pargesa Holding S.A.	5,848
26,426		Partners Group	5,051
1,033,000	*	Pearl Oriental Innovation Ltd	187
214,199		PennantPark Investment Corp	2,553
143,570	*,e	Penson Worldwide, Inc	963
517,000	*,m	Peregrine Investment Holdings	0	^
113,463	e	Perpetual Trustees Australia Ltd	3,419
54,400	*	Phatra Capital PCL	54
242,172	*,e	PHH Corp	5,272
10,300		Philippine Stock Exchange, Inc	90
98,207	*	Pico Holdings, Inc	2,952
234,724	*,e	Pinetree Capital Ltd	772
40,702		Pioneers Holding	16
68,230	*,e	Piper Jaffray Cos	2,827
271,967		Platinum Asset Mangement Ltd	1,353
9,518,585		Polaris Securities Co Ltd	6,434

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

72,058	*,e	Portfolio Recovery Associates, Inc	$6,134
351,000		President Securities Corp	212
87,444	*,e	Primus Guaranty Ltd	444
141,918	e	Promise Co Ltd	995
392,962	e	Prospect Capital Corp	4,798
185,862	e	Provident Financial plc	2,864
480,000		Public Financial Holdings Ltd	312
36,545		Pzena Investment Management, Inc (Class A)	258
173,819	*	Quest Capital Corp	319
59,238		Rathbone Brothers	1,154
211,385		Ratos AB (B Shares)	8,350
550,282		Raymond James Financial, Inc	21,043
143,918		Reliance Capital Ltd	1,882
625,099		Remgro Ltd	10,290
99,247	*	RHJ International	802
44,000		Ricoh Leasing Co Ltd	1,073
1,248,948		RMB Holdings Ltd	5,159
83,598	*,e	Rodman & Renshaw Capital Group, Inc	171
420,076		Rural Electrification Corp Ltd	2,389
115,603	*,e	Safeguard Scientifics, Inc	2,353
98,732		Samsung Card Co	4,991
75,553		Samsung Securities Co Ltd	5,545
122,143	e	Sanders Morris Harris Group, Inc	978
16,166	*,e	SBI Holdings, Inc	2,032
362,432		Schroders plc	10,097
499,498		SEI Investments Co	11,928
5	b,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	167
1,741,844	*,e	Shinko Securities Co Ltd	4,633
710		Shinyoung Securities Co Ltd	24
5,359		Shriram Transport Finance Co Ltd	96
728,603	e	Singapore Exchange Ltd	4,535
64,080		SK Securities Co Ltd	110
56,533	*	SKS Microfinance Pvt Ltd	663
1,473,334	*	SLM Corp	22,542
200,442	*	SNS Reaal	1,135
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
62,488		Solar Capital Ltd	1,492
39,800	*	Solar Senior Capital Ltd	741
1,243	*,e	Sparx Group Co Ltd	132
1,560,388	e	SPDR Trust Series 1	206,768
63,868	e	Sprott, Inc	598
60,084		SREI Infrastructure Finance Ltd	60
2,671,415		State Street Corp	120,054
146,383	*,e	Stifel Financial Corp	10,509
390,393		Suramericana de Inversiones S.A.	7,756
12,751		Swissquote Group Holding S.A.	764
124,439	e	SWS Group, Inc	755
622,705	e	T Rowe Price Group, Inc	41,360
94,000	*	Ta Chong Securities Co Ltd	35
442,500		Ta Enterprise BHD	110
294,337		Tai Fook Securities Group Ltd	187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,000		Taiwan Acceptance Corp	$101
170,000	*	Takagi Securities Co Ltd	182
201,840	m	Takefuji Corp	2
605,520		TD Ameritrade Holding Corp	12,637
33,963		THL Credit, Inc	464
204,597	e	TICC Capital Corp	2,224
130,662	e	TMX Group, Inc	5,232
448,680		Tokai Tokyo Securities Co Ltd	1,532
112,871		Tong Yang Investment Bank	809
93,000		Toyo Securities Co Ltd	148
191,835	*,e	TradeStation Group, Inc	1,347
85,016	e	Triangle Capital Corp	1,535
514,125		Tullett Prebon plc	3,374
8,677,045	*	UBS AG. (Switzerland)	156,102
5,916		Union Financiere de France BQE S.A.	277
1,138,565		UOB-Kay Hian Holdings Ltd	1,589
166,137	*	Uranium Participation Corp	1,124
220,862	e	Utilities Select Sector SPDR F	7,045
1,224,000		Value Partners Group Ltd	1,157
5,167		Verwalt & Privat-Bank AG.	629
27,051	*,e	Virtus Investment Partners, Inc	1,594
78,284		Vontobel Holding AG.	3,024
103,050	*	Vostok Nafta Investment Ltd	639
1,277,352		Waddell & Reed Financial, Inc (Class A)	51,873
5,827	*	Warsaw Stock Exchange	100
767,772		Waterland Financial Holdings	419
26,242	e	Westwood Holdings Group, Inc	1,056
3,330		Woori Financial Co Ltd	48
120,670		Woori Investment & Securities Co Ltd	2,208
82,740	*,e	World Acceptance Corp	5,395

		TOTAL DIVERSIFIED FINANCIALS	6,693,783

ENERGY - 11.8%
8,104		Aban Offshore Ltd	112
321,470	*	Abraxas Petroleum Corp	1,881
5,000		Acergy S.A.	126
16,698,500		Adaro Energy Tbk	4,208
226,307	*	Advantage Oil & Gas Ltd	2,031
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
5,487,913	*,e	Afren plc	14,346
34,582	e	Aker ASA (A Shares)	1,064
6,807	e	Aker Kvaerner ASA	156
101,400		Alam Maritim Resources BHD	34
58,402		Alon USA Energy, Inc	800
257,187	*,e	Alpha Natural Resources, Inc	15,269
125,119	e	AltaGas Income Trust	3,312
304,068		AMEC plc	5,815
14,000	*,e	Amyris Biotechnologies, Inc	400
2,376,300		Anadarko Petroleum Corp	194,666
89,000	*	Angle Energy, Inc	868
323,729		Anglo Pacific Group plc	1,762
34,000		Anhui Tianda Oil Pipe Co Ltd	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

446,000	*	Anton Oilfield Services Group	$76
51,300	e	AOC Holdings, Inc	343
2,491,459		Apache Corp	326,181
43,914	e	APCO Argentina, Inc	3,766
66,920	*	Approach Resources, Inc	2,249
172,059	*,e	Aquila Resources Ltd	1,661
310,571	e	ARC Energy Trust	8,441
753,943		Arch Coal, Inc	27,172
734,594	*	Athabasca Oil Sands Corp	12,760
191,656	*,e	ATP Oil & Gas Corp	3,471
330,917	*	Atwood Oceanics, Inc	15,364
328,961	*	Aurelian Oil & Gas plc	383
703,676	*	Australian Worldwide Exploration Ltd	1,265
1,867,317		Baker Hughes, Inc	137,118
190,600	*	Bangchak Petroleum PCL	121
303,626	*	Bankers Petroleum Ltd	2,725
244,750		Banpu PCL	6,212
90,917	*	Basic Energy Services, Inc	2,319
628,538	e	Baytex Energy Trust	36,753
3,110,971		Beach Petroleum Ltd	3,119
254,818		Berry Petroleum Co (Class A)	12,856
7,609,536		BG Group plc	188,910
166,544		Bharat Petroleum Corp Ltd	2,287
233,955	*	Bill Barrett Corp	9,337
132,013	*,e	Birchcliff Energy Ltd	1,656
380,800	*	BlackPearl Resources, Inc	2,812
160,270	e	Bonavista Energy Trust	4,959
46,025	e	Bonterra Oil & Gas Ltd	2,638
517,045	*,e	Borders & Southern Petroleum plc	514
54,638	e	Bourbon S.A.	2,581
755,000		Boustead Singapore Ltd	599
338,142	*	Bow Energy Ltd	352
2,081,815	*	BowLeven plc	12,739
12,801,364		BP plc	94,053
157,629		BP plc (ADR)	6,958
419,561	*	BPZ Energy, Inc	2,228
36,900	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	19
527,136	*,e	Brigham Exploration Co	19,599
3,642,000		Brightoil Petroleum Holdings Ltd	1,552
193,963	*	Bristow Group, Inc	9,174
477,107	*	BW Offshore Ltd	1,278
48,900	*	C&C Energia Ltd	621
413,903		Cabot Oil & Gas Corp	21,924
5,001,484	*	Cairn Energy plc	37,058
713,612	*	Cairn India Ltd	5,618
410,901	*	Cal Dive International, Inc	2,868
77,297		Calfrac Well Services Ltd	2,492
232,115	*	Callon Petroleum Co	1,804
678,169	e	Caltex Australia Ltd	10,942
114,620	*	Calvalley Petroleums, Inc	310
327,279	*	Cam Finanziaria S.p.A.	161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

601,354	e	Cameco Corp	$18,087
870,165	*,e	Cameron International Corp	49,686
2,010,375		Canadian Natural Resources Ltd (Canada)	99,409
1,207,016	e	Canadian Oil Sands Trust	40,674
82,278	e	CARBO Ceramics, Inc	11,611
508,896	*	Carbon Energy Ltd	177
898,797	*	Carnarvon Petroleum Ltd	316
142,868	*	Carrizo Oil & Gas, Inc	5,276
73,552		CAT Oil AG.	758
95,111	*	Celtic Exploration Ltd	2,028
4,376,376		Cenovus Energy, Inc	172,341
2,568,050	e	Cenovus Energy, Inc	101,450
475,000		CH Offshore Ltd	164
139,949	*,e	Chariot Oil & Gas Ltd	563
546,000	*	Chemoil Energy Ltd	188
255,846	*,e	Cheniere Energy, Inc	2,382
1,460,400		Chesapeake Energy Corp	48,953
7,742,815	e	Chevron Corp	831,810
987,000	e	China Aviation Oil Singapore Corp Ltd	1,050
5,636,000		China Coal Energy Co	7,660
4,062,000		China Oilfield Services Ltd	9,173
54,000	*	China Qinfa Group Ltd	31
6,513,799		China Shenhua Energy Co Ltd	30,659
307,879	*	Chinook Energy Inc	651
509,261		Cimarex Energy Co	58,687
617,397	*,e	Circle Oil plc	361
25,789	*,e	Clayton Williams Energy, Inc	2,726
185,875	*,e	Clean Energy Fuels Corp	3,045
227,722	*	Cloud Peak Energy, Inc	4,917
35,845,000		CNOOC Ltd	90,581
2,441,073		Coal India Ltd	18,967
2,780,710	*,e	Cobalt International Energy, Inc	46,744
601,089	*	Cockatoo Coal Ltd	305
5,607	*	Compagnie Generale de Geophysique S.A.	203
383,256	*	Complete Production Services, Inc	12,191
94,380	*,e	Comstock Resources, Inc	2,920
3,523,456	*	Concho Resources, Inc	378,066
782,457	*	Connacher Oil and Gas Ltd	1,154
5,668,910		ConocoPhillips	452,718
629,049		Consol Energy, Inc	33,736
88,321	*,e	Contango Oil & Gas Co	5,585
178,547	*,e	Continental Resources, Inc	12,761
205,785	e	Core Laboratories NV	21,025
115,388	*,e	Corridor Resources, Inc	633
1,508,557	e	Cosmo Oil Co Ltd	4,680
679,384	*	Cove Energy plc	1,022
4,253,302	e	Crescent Point Energy Corp	206,412
176,946	*,g,m	Crescent Point Energy Corp 144A	8,587
117,428	*	Crew Energy, Inc	2,132
68,400	e	CropEnergies AG.	560
182,765		Crosstex Energy, Inc	1,819
354,881	e	Crude Carriers Corp	5,362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,358	*	CVR Energy, Inc	$3,158
42,447	*,e	D/S Torm AS	245
72,581	*	d’aAmico International Shipping S.A.	98
2,641	*	Daldrup & Soehne AG.	81
664,944	*	Dart Energy Ltd	600
36,052	*	Dawson Geophysical Co	1,582
281,364	e	Daylight Resources Trust	3,282
113,500	*,e	Deep Sea Supply plc	295
668,838	*	Deep Yellow Ltd	157
64,714	e	Delek US Holdings, Inc	878
653,306	*,e	Delta Petroleum Corp	595
16,009,953	*	Denbury Resources, Inc	390,642
395,408	*	Denison Mines Corp	942
370,044	*	Desire Petroleum plc	224
74,095	*,e	Det Norske Oljeselskap ASA	386
1,500,981	*,e	Devon Energy Corp	137,745
236,104	e	DHT Maritime, Inc	1,136
177,174	e	Diamond Offshore Drilling, Inc	13,766
1,064,666	*,e	DNO International ASA	1,738
20,919	*,e	Dockwise Ltd	569
59,800	*,e	DOF ASA	604
1,805,572	*	Dragon Oil plc	17,321
416,577	*	Dresser-Rand Group, Inc	22,337
318,093	*	Dril-Quip, Inc	25,139
977,650	*	Eastern Star Gas Ltd	764
6,087,459		Ecopetrol S.A.	12,637
3,664,550		El Paso Corp	65,962
62,500		Enbridge Income Fund	1,286
773,487	e	Enbridge, Inc	47,406
814,136	e	EnCana Corp	28,157
381,677	*	EnCore Oil plc	674
100,652	*,e	Endeavour International Corp	1,278
128,469	*	Energy Partners Ltd	2,312
257,255	e	Energy Resources of Australia Ltd	2,121
299,127	*	Energy XXI Bermuda Ltd	10,200
189,125	e	Enerplus Resources Fund	5,991
852,886		ENI S.p.A.	20,928
804,620	*	Enquest plc	1,760
429,088		Ensco International plc (ADR)	24,818
232,400		Ensign Energy Services, Inc	4,377
6,224		Envitec Biogas AG.	97
664,835	e	EOG Resources, Inc	78,790
315,515		Equitable Resources, Inc	15,744
186,695	e	ERG S.p.A.	2,651
324,303	*,e	Essar Energy plc	2,461
12,600		Esso Malaysia BHD	17
7,051		Esso SA Francaise	1,000
448,800	*	Esso Thailand PCL	162
120,492		Etablissements Maurel et Prom	2,324
13,049	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $361)	444
32,386		Euronav NV	501
64,940	*	Evolution Petroleum Corp	507

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

289,089		EXCO Resources, Inc	$5,973
103,994		Exmar NV	987
185,606	*,e	Exterran Holdings, Inc	4,404
103,318	*,e	Extract Resources Ltd	846
19,503,426		Exxon Mobil Corp	1,640,822
494,000	e,m	Ezion Holdings Ltd	260
697,200	e	Ezra Holdings Ltd	972
119,496	*	Fairborne Energy Ltd	671
134,810	*	Falkland Oil & Gas Ltd	195
190,854	*	Faroe Petroleum plc	520
99,359		Fersa Energias Renovables S.A.	198
97,590	*	Flint Energy Services Ltd	1,699
408,920	*,e	FMC Technologies, Inc	38,635
395,118	*	Forest Oil Corp	14,947
2,047,580		Formosa Petrochemical Corp	6,715
45,777		Fred Olsen Energy ASA	2,013
120,800	e	Freehold Royalty Trust	2,835
416,670		Frontier Oil Corp	12,217
252,155	e	Frontline Ltd	6,246
74,818	e	Frontline Ltd (Norway)	1,860
2,719		Fugro NV	240
215,686	*,e	FX Energy, Inc	1,803
348,007	*	Galleon Energy, Inc	1,439
148,291	e	Galp Energia SGPS S.A.	3,169
242,940	*	Gastar Exploration Ltd	1,181
4,006,832		Gazprom (ADR)	129,704
43,575	e	Gazpromneft OAO (ADR)	1,147
298,510	e	General Maritime Corp	612
875,000	*	Genesis Energy Holdings Ltd	36
67,353	*,e	Georesources, Inc	2,106
11,100	*	Gevo, Inc	219
25,463	*	Global Geophysical Services, Inc	368
492,831	*	Global Industries Ltd	4,825
174,101	*,e	GMX Resources, Inc	1,074
1,000	*,e	Golar LNG Energy Ltd	4
163,890	e	Golar LNG Ltd	4,192
115,916	*,e	Goodrich Petroleum Corp	2,576
11,814		Great Eastern Shipping Co Ltd	70
3,357		Great Offshore Ltd	19
2,496	*	Green Dragon Gas Ltd	32
102,733	*,e	Green Plains Renewable Energy, Inc	1,235
7,488	*	Greka Drilling Ltd	4
161,330	*	Grupa Lotos S.A.	2,510
119,474		GS Holdings Corp	10,170
77,540		Gulf Island Fabrication, Inc	2,494
991,859	*	Gulf Keystone Petroleum Ltd	2,420
97,608	*	Gulfmark Offshore, Inc	4,345
186,985	*	Gulfport Energy Corp	6,760
223,780	*,e	Gulfsands Petroleum plc	1,037
8,508	e	Hallador Petroleum Co	99
3,812,567		Halliburton Co	190,019
246		Hankook Shell Oil Co Ltd	49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,919	*	Hardy Oil & Gas plc	$227
60,052		Hargreaves Services plc	898
148,449	*,e	Harvest Natural Resources, Inc	2,262
507,376	*,e	Helix Energy Solutions Group, Inc	8,727
162,885		Hellenic Petroleum S.A.	1,703
417,184	e	Helmerich & Payne, Inc	28,656
677,414	*	Hercules Offshore, Inc	4,478
276,005	e	Heritage Oil Ltd	1,258
1,270,402		Hess Corp	108,251
39,710		Hindustan Oil Exploration	179
119,579		Holly Corp	7,266
427,000	*,e	Honghua Group Ltd	59
2,330,711	*	Horizon Oil Ltd	892
136,953	*,e	Hornbeck Offshore Services, Inc	4,225
79,251	e	Houston American Energy Corp	1,221
5,800	*	HRT Participacoes em Petroleo SA	6,043
158,341		Hunting PLC	1,969
1,154,000	*	Huscoke Resources Holdings Ltd	59
389,741	e	Husky Energy, Inc	11,843
110,518		Idemitsu Kosan Co Ltd	12,915
729,604	e	Imperial Oil Ltd	37,282
947,118		Inner Mongolia Yitai Coal Co	6,656
2,770		Inpex Holdings, Inc	20,957
639,649	*,e	International Coal Group, Inc	7,228
741,689	*,e	ION Geophysical Corp	9,412
17,167,900		IRPC PCL	3,269
5,237	*,e	Isramco, Inc	340
92,953		Itochu Enex Co Ltd	533
376,273	*	Ivanhoe Energy, Inc	1,060
149,818	*,e	James River Coal Co	3,621
23,000	e	Japan Drilling Co Ltd	968
53,364	e	Japan Petroleum Exploration Co	2,668
15,439	*	Jerusalem Oil Exploration	320
389,853		JKX Oil & Gas plc	1,968
734,371		John Wood Group plc	7,518
1,357,777		JX Holdings, Inc	9,122
51,000		Kanto Natural Gas Development Ltd	342
264,990	*	Karoon Gas Australia Ltd	1,963
262,800		Kencana Petroleum BHD	227
618,102	*	Key Energy Services, Inc	9,611
143,048	e	Keyera Facilities Income Fund	5,802
74,705	*	Kinder Morgan, Inc	2,214
116,064	e	Knightsbridge Tankers Ltd	2,906
117,625		KNM Group BHD	107
703,655	*,e	Kodiak Oil & Gas Corp	4,714
70,695	*,e	L&L Energy, Inc	489
168,000	*	Legacy Oil & Gas, Inc	2,552
738,038	e	Linc Energy Ltd	2,225
7,420	*	Lubelski Wegiel Bogdanka S.A.	327
132,088		Lufkin Industries, Inc	12,346
798,211		LUKOIL (ADR)	57,149
390,346	*	Lundin Petroleum AB	5,610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

232,560	*,e	Magnum Hunter Resources Corp	$1,993
125,961	*	Mantra Resources Ltd	872
3,393,603		Marathon Oil Corp	180,913
44,233		Maridive & Oil Services SAE	148
470,597	e	Massey Energy Co	32,170
92,478	e	Matrix Composites & Engineering Ltd	876
133,867	*,e	Matrix Service Co	1,861
1,465,490	*,e	McDermott International, Inc	37,209
388,234	*,e	McMoRan Exploration Co	6,876
56,115	*	MEG Energy Corp	2,840
79,071		Melrose Resources plc	317
64,714	*	Midnight Oil Exploration Ltd	626
96,598	*,e	Miller Petroleum, Inc	483
66,100		Mitsuuroko Co Ltd	419
21,800	e	Modec, Inc	398
64,139	*	MOL Hungarian Oil and Gas plc	8,198
335,521	*,e	Molopo Energy Ltd	310
6,211,117	*	Mongolia Energy Co ltd	1,255
82,251		Motor Oil Hellas Corinth Refineries S.A.	1,067
120,106		Mullen Group Ltd	2,642
733,540		Murphy Oil Corp	53,857
835,841	*	Nabors Industries Ltd	25,393
200,800	e	NAL Oil & Gas Trust	2,740
38,680	*	Naphtha Israel Petroleum Corp Ltd	150
2,155,715		National Oilwell Varco, Inc	170,885
71,016	*,e	Natural Gas Services Group, Inc	1,261
4,913		Neste Oil Oyj	101
511,671		New Zealand Oil & Gas Ltd	355
285,955	*	Newfield Exploration Co	21,735
994,000		Newocean Energy Holdings Ltd	189
509,495	*	Newpark Resources, Inc	4,005
576,320		Nexen, Inc	14,368
1,487,582	*,e	Nexus Energy Ltd	740
50,330		Niko Resources Ltd	4,828
43,600	e	Nippon Gas Co Ltd	596
538,916		Noble Energy, Inc	52,086
200,248	e	Nordic American Tanker Shipping	4,974
482,000	*,e	Norse Energy Corp ASA	82
163,404	*	Northern Offshore Ltd	433
283,514	*,e	Northern Oil And Gas, Inc	7,570
282,500	*,e	Norwegian Energy Co AS	739
213,174	f	NovaTek OAO (GDR) (purchased 03/10/06, cost $14,217)	29,597
123,079	e	NuVista Energy Ltd	1,270
238,656	*	Oasis Petroleum, Inc	7,546
8,182,366		Occidental Petroleum Corp	854,974
193,718	*	Oceaneering International, Inc	17,328
1,913,077	*	OGX Petroleo e Gas Participacoes S.A.	23,025
1,493,278		Oil Refineries Ltd	1,096
285,312	*	Oil States International, Inc	21,724
356,324		OMV AG.	16,109
410,736	*	OPTI Canada, Inc	100
265,975		Origin Energy Ltd	4,464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,015	e	Overseas Shipholding Group, Inc	$3,536
20,429	*	OYO Geospace Corp	2,014
1,183,426	*,e	PA Resources AB	857
183,762	*,e	Pacific Asia Petroleum, Inc	276
600,785		Pacific Rubiales Energy Corp (Toronto)	16,670
164,193	*,e	Paladin Resources Ltd	615
35,052	e	Panhandle Oil and Gas, Inc (Class A)	1,109
159,561	e	Paramount Energy Trust	685
51,589	*	Paramount Resources Ltd (Class A)	1,788
487,439	*	Parker Drilling Co	3,368
166,515	e	Parkland Income Fund	2,145
183,756	e	Pason Systems, Inc	2,985
378,961	*,e	Patriot Coal Corp	9,789
333,294		Patterson-UTI Energy, Inc	9,796
8,586		Paz Oil Co Ltd	1,604
879,066		Peabody Energy Corp	63,258
311,599	e	Pembina Pipeline Income Fund	7,373
815,527	e	Pengrowth Energy Trust	11,280
220,558	e	Penn Virginia Corp	3,741
500,444	e	Penn West Energy Trust	13,896
117,921	e	PetroBakken Energy Ltd	2,233
138,700	*	Petrobank Energy & Resources Ltd	2,931
2,855,145	*	Petroceltic International plc	481
1,442,279	e	Petrofac Ltd	34,465
639,782	*	PetroHawk Energy Corp	15,700
5,975,598		Petroleo Brasileiro S.A.	119,391
3,047,304		Petroleo Brasileiro S.A. (ADR)	123,203
6,993,266		Petroleo Brasileiro S.A. (Preference)	122,119
98,163	*	Petroleum Development Corp	4,713
303,437	*,e	Petroleum Geo-Services ASA	4,852
41,670	*	Petrolinvest S.A.	124
173,847	e	Petrominerales Ltd	6,588
1,346,800		Petronas Dagangan BHD	7,337
486,782	*,e	Petroneft Resources plc	429
234,487		Petroplus Holdings AG.	3,701
306,644	*,e	Petroquest Energy, Inc	2,870
255,767	e	Peyto Energy Trust	5,435
83,930	*,e	PHI, Inc	1,857
230,552	*,e	Pioneer Drilling Co	3,182
436,559		Pioneer Natural Resources Co	44,494
351,967	*	Plains Exploration & Production Co	12,752
363,491	*,e	Polarcus Ltd	521
3,326,654		Polish Oil & Gas Co	4,410
538,330	*	Polski Koncern Naftowy Orlen S.A.	9,982
401,000	*	Precision Drilling Trust	5,435
196,960	*	Premier Oil plc	6,285
970,421	*	Pride International, Inc	41,680
195,864	e	ProEx Energy Ltd	2,820
302,376	e	ProSafe ASA	2,295
369,100	e	Provident Energy Trust	3,438
1,075,000	*	PT Benakat Petroleum Energy	11
25,776,500		PT Bumi Resources Tbk	9,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,209,500	*	PT Delta Dunia Petroindo Tbk	$155
40,000	*	PT Dian Swastatika Sentosa Tbk	152
5,507,000	*	PT Energi Mega Persada Tbk	81
93,500	*	PT Harum Energy Indonesia Tbk	96
281,000		PT Indika Energy Tbk	127
702,000		PT Indo Tambangraya Megah	3,724
569,500		PT Medco Energi Internasional Tbk	188
4,313,634		PT Tambang Batubara Bukit Asam Tbk	10,391
1,872,298		PTT Aromatics & Refining PCL	2,307
1,773,869		PTT Exploration & Production PCL	10,674
1,637,550		PTT PCL	19,184
593,671	e	Questar Market Resources, Inc	24,067
263,567	*	Questerre Energy Corp	334
267,598	*,e	Quicksilver Resources, Inc	3,829
242,080	*,e	RAM Energy Resources, Inc	504
349,998	e	Range Resources Corp	20,461
76,905		Refineria La Pampilla S.A. Relapasa	53
6,061		Reliance Industrial Infrastructure Ltd	86
2,080,648		Reliance Industries Ltd	48,995
777,633	*,e	Rentech, Inc	972
1,076,913		Repsol YPF S.A.	36,910
164,662	*,e	Resolute Energy Corp	2,987
143,354	*,e	Rex Energy Corp	1,670
30,755	*	Rex Stores Corp	491
11,200	*	RigNet, Inc	204
171,434	*,e	Riversdale Mining Ltd	2,937
2,285,076	*	Roc Oil Co Ltd	934
2,320,014	*,e	Rockhopper Exploration plc	9,221
236,182	*	Rosetta Resources, Inc	11,228
3,659,446	f	Rosneft Oil Co (GDR) (purchased 12/07/07, cost $24,445)	33,414
518,142	*,e	Rowan Cos, Inc	22,892
5,576,997	e	Royal Dutch Shell plc (A Shares)	202,297
3,786,801		Royal Dutch Shell plc (B Shares)	137,514
179,066	e	RPC, Inc	4,534
3,507,187		Saipem S.p.A.	186,317
360,385	*,e	Salamander Energy plc	1,677
72,000		San-Ai Oil Co Ltd	385
722,460	*,e	SandRidge Energy, Inc	9,247
913,391		Santos Ltd	14,686
235,600		SapuraCrest Petroleum BHD	292
404,937	*,e	Saras S.p.A.	1,049
1,265,089		Sasol Ltd	73,195
109,438	*	Savanna Energy Services Corp	1,027
16,117		SBM Offshore NV	468
7,209,401		Schlumberger Ltd	672,350
24,487		Schoeller-Bleckmann Oilfield Equipment AG.	2,407
81,100	*	Scomi Group BHD	9
52,285	*,e	Scorpio Tankers, Inc	540
220,859		SEACOR Holdings, Inc	20,421
413,491	e	SeaDrill Ltd	14,949
50	*	Serval Integrated Energy Services	0	^
728,215	*,e	Sevan Marine ASA	799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,600		Shandong Molong Petroleum Machinery Co Ltd	$49
108,253		ShawCor Ltd	4,071
343,500		Shengli Oil&Gas Pipe Holdings Ltd	61
51,200	e	Shinko Plantech Co Ltd	591
263,517	e	Ship Finance International Ltd	5,463
232,196	e	Showa Shell Sekiyu KK	2,422
132,800	*	Siamgas & Petrochemicals PCL	77
85,000	e	Sinanen Co Ltd	390
1,020,000	*	Sino Prosper State Gold Resources Holdings Ltd	58
48,000		Sinopec Kantons Holdings Ltd	28
94,009		SK Energy Co Ltd	18,070
1,290		SK Gas Co Ltd	47
276,994	*,e	Soco International plc	1,705
71,478		S-Oil Corp	9,886
233,912	*,e	Songa Offshore SE	1,511
446,700	*	Southern Pacific Resource Corp	779
553,158		Southern Union Co	15,831
955,824	*	Southwestern Energy Co	41,072
2,134,670		Spectra Energy Corp	58,020
193,530	e	St. Mary Land & Exploration Co	14,358
1,101,743		Statoil ASA	30,514
206,508	*	Sterling Energy plc	177
279,715	*,e	Stone Energy Corp	9,334
1,097,000	e	Straits Asia Resources Ltd	2,182
4,019,419		Suncor Energy, Inc	180,262
4,333,297		Suncor Energy, Inc (NY)	194,305
499,867		Sunoco, Inc	22,789
216,822	*	Superior Energy Services	8,890
1,256,380	e	Surgutneftegaz (ADR)	13,657
331,900		Surgutneftegaz (ADR) (London)	3,588
433,000	*,e	Swiber Holdings Ltd	280
202,947	*	Swift Energy Co	8,662
317,181	*,e	Syntroleum Corp	717
1,217,451		Talisman Energy, Inc	30,100
67,300		Targa Resources Investments, Inc	2,439
435,379	e	Tatneft (ADR)	19,245
691,451		Technip S.A.	73,722
34,540		Tecnicas Reunidas S.A.	2,076
248,287		Teekay Corp	9,169
131,640	e	Teekay Tankers Ltd (Class A)	1,377
25,529	e	Tenaris S.A.	626
150,909	*,e	Tesco Corp	3,312
681,368	*	Tesoro Corp	18,281
357,900	*	Tethys Petroleum Ltd	543
511,264	*	Tetra Technologies, Inc	7,873
218,192	e	TGS Nopec Geophysical Co ASA	5,848
1,505,100		Thai Oil PCL	4,148
110,339	e	Tidewater, Inc	6,604
2,800,000	*	Titan Petrochemicals Group Ltd	205
119,446	*,f	TMK OAO (GDR) (purchased 11/01/06, cost $2,016)	2,515
328,523	e	TonenGeneral Sekiyu KK	4,057
2,381,741		Total S.A.	145,128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,000	e	Toyo Kanetsu K K	$411
645,243	*,e	TransAtlantic Petroleum Ltd	2,000
799,404	e	TransCanada Corp	32,413
359,645	*	Transocean Ltd	28,088
290,700		Trican Well Service Ltd	6,564
75,680	e	Trilogy Energy Corp	1,591
167,266	e	Trinidad Drilling Ltd	1,622
7,703,219		Tullow Oil plc	178,750
206,743		Tupras Turkiye Petrol Rafine	6,066
24,069		Turcas Petrolculuk AS.	63
327,198	*	UK Coal plc	209
294,071	*,e	Ultra Petroleum Corp	14,483
453,200		Ultrapar Participacoes S.A.	7,503
89,598	*	Union Drilling, Inc	918
88,312	*	Unit Corp	5,471
275,582	*,e	Uranium Energy Corp	1,100
650,654	e	Uranium One, Inc	2,550
613,754	*	USEC, Inc	2,701
382,616	e	Vaalco Energy, Inc	2,969
2,342,576	e	Valero Energy Corp	69,856
46,150	*	Valiant Petroleum plc	388
564,344	*	Vantage Drilling Co	1,016
160,496	*,e	Venoco, Inc	2,743
288,067	e	Vermilion Energy Trust	15,014
251,285	e	W&T Offshore, Inc	5,727
192,100		Wah Seong Corp BHD	134
415,474	*	Warren Resources, Inc	2,115
3,172,655	*	Weatherford International Ltd	71,703
140,052	*,e	West Siberian Resources Ltd (GDR)	2,660
479,527	*,e	Western Refining, Inc	8,128
10,042	*,m	White Energy 2010 Performance	0	^
10,042	*,m	White Energy 2011 Performance	0	^
243,052	e	Whitehaven Coal Ltd	1,683
538,341	*,e	Whiting Petroleum Corp	39,541
267,416	*,e	Willbros Group, Inc	2,920
2,084,383	e	Williams Cos, Inc	64,991
331,247		Woodside Petroleum Ltd	16,037
383,641		World Fuel Services Corp	15,580
582,294		WorleyParsons Ltd	18,655
421,571	*,e	Xenolith Resources Ltd	932
3,018,000		Yanzhou Coal Mining Co Ltd	10,943
32,000	e	Zargon Energy Trust	778

		TOTAL ENERGY	13,250,519

FOOD & STAPLES RETAILING - 1.6%
2,045,398	e	Aeon Co Ltd	23,701
9,700		Ain Pharmaciez Inc	338
371,140		Alimentation Couche Tard, Inc	9,758
11,285,700		Alliance Global Group, Inc	3,100
267,765		Almacenes Exito S.A.	3,906
99,870		Andersons, Inc	4,866
34,679		Arcs Co Ltd	526

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,715		Arden Group, Inc (Class A)	$436
34,269	e	Axfood AB	1,276
41,000		Beijing Jingkelong Co Ltd	50
142,131		BIM Birlesik Magazalar AS	4,784
103,084	*	BJ’s Wholesale Club, Inc	5,033
12,492		Blue Square-Israel Ltd	122
2,126,265		Booker Group plc	2,055
452,388		Carrefour S.A.	19,986
230,488	e	Casey’s General Stores, Inc	8,989
340,356		Casino Guichard Perrachon S.A.	32,221
20,300		Cawachi Ltd	388
1,887,110		Centros Comerciales Sudamericanos S.A.	13,567
2,156,300		China Resources Enterprise	8,761
213,970		Cia Brasileira de Distribuicao Grupo Pao de Acucar	8,797
156,600		Circle K Sunkus Co Ltd	2,390
15,060		Cocokara Fine Holdings, Inc	318
21,596		Colruyt S.A.	1,137
151,400	*	Controladora Comercial Mexicana S.A. de C.V.	246
15,500		Cosmos Pharmaceutical Corp	645
2,224,197		Costco Wholesale Corp	163,078
2,758,500		CP Seven Eleven PCL	3,651
10,600		Create SD Holdings Co Ltd	246
6,706,871		CVS Corp	230,180
6,800		Daikokutenbussaan Co Ltd	218
148,264		Delhaize Group	12,079
143,200		Drogasil S.A.	1,119
41,603		Empire Co Ltd	2,295
25,678		Eurocash S.A.	283
187,809		FamilyMart Co Ltd	7,049
101,299	*,e	Fresh Market, Inc	3,823
1,252,624		Fyffes plc	744
95,617		George Weston Ltd	6,515
8,000		Growell Holdings Co Ltd	201
39,300	*,e	Grupo Comercial Chedraui S.a. DE C.V.	127
72,266	e	Hakon Invest AB	1,274
40,500		Heiwado Co Ltd	512
580,500		Heng Tai Consumables Group Ltd	70
63,725	e	Ingles Markets, Inc (Class A)	1,262
6,200		Itochu-Shokuhin Co Ltd	210
84,741		Izumiya Co Ltd	377
2,870,385		J Sainsbury plc	15,420
209,583		Jean Coutu Group PJC, Inc/The	2,216
1,926,192	e	Jeronimo Martins SGPS S.A.	30,931
67,000		Kasumi Co Ltd	362
51,600		Kato Sangyo Co Ltd	890
173,200	e	Kesko Oyj (B Shares)	8,095
2,459,836		Koninklijke Ahold NV	32,989
3,286,507		Kroger Co	78,778
55,803		Lawson, Inc	2,690
31,000		Liquor Stores Income Fund	494
158,744	e	Loblaw Cos Ltd	6,361
404,442	f	Magnit OAO (GDR) (purchased 04/06/10, cost $8,151)	12,257

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

89,593		Majestic Wine plc	$572
53,616	e	MARR S.p.A.	660
91,000		Maruetsu, Inc	333
275,155		Massmart Holdings Ltd	5,705
44,000	e	Matsumotokiyoshi Holdings Co Ltd	856
222,070	e	Metcash Ltd	955
65,784		Metro AG.	4,481
173,642	e	Metro, Inc	8,275
83,000		Ministop Co Ltd	1,355
56,409	e	Nash Finch Co	2,140
77,339	e	North West Co Fund	1,727
30,105	*,f	O’Key Group S.A. (ADR) (purchased 02/02/10, cost $343)	377
46,000		Okuwa Co Ltd	479
542,201	e	Olam International Ltd	1,204
150,712	*,e	Pantry, Inc	2,235
100,901	e	Pick’n Pay Holdings Ltd	285
322,476	e	Pick’n Pay Stores Ltd	2,192
707,320		President Chain Store Corp	3,140
62,154	e	Pricesmart, Inc	2,277
42,263		Rallye S.A.	1,910
16,494		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	613
3,738,818	*,e	Rite Aid Corp	3,963
204,140	e	Ruddick Corp	7,878
12,479		Ryoshoku Ltd	262
38,000		S Foods, Inc	320
1,608,977		Safeway, Inc	37,875
11,000		San-A Co Ltd	429
951,403		Seven & I Holdings Co Ltd	24,236
52,000		Shanghai Friendship Group, Inc Ltd	113
42,223		Shinsegae Co Ltd	10,046
354,866	e	Shoppers Drug Mart Corp	14,590
669,254		Shoprite Holdings Ltd	10,254
177,591		Shufersal Ltd	1,095
20,400		Siam Makro PCL	98
33,308		Sligro Food Group NV	1,123
227,896		Spar Group Ltd	3,198
137,170	e	Spartan Stores, Inc	2,029
43,400	e	Sugi Pharmacy Co Ltd	1,007
46,100	e	Sundrug Co Ltd	1,313
4,317,433	e	Supervalu, Inc	38,555
35,758	*	Susser Holdings Corp	468
1,164,533	e	Sysco Corp	32,258
57,000		Taiwan TEA Corp	33
11,385,171		Tesco plc	69,548
821,104		Total Produce plc	500
23,288		Tsuruha Holdings, Inc	1,058
406,997	*,e	United Natural Foods, Inc	18,242
142,246		UNY Co Ltd	1,320
71,800		Valor Co Ltd	714
32,083		Village Super Market (Class A)	934
3,765,379		Walgreen Co	151,142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,887,021	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	$26,621
6,753,941		Wal-Mart Stores, Inc	351,542
62,383		Weis Markets, Inc	2,524
1,363,848	e	Wesfarmers Ltd	44,809
143,528		Wesfarmers Ltd PPS	4,779
919,305	e	Whole Foods Market, Inc	60,582
264,027	*,e	Winn-Dixie Stores, Inc	1,885
234,356		WM Morrison Supermarkets plc	1,037
1,552,652		Woolworths Ltd	43,153
901,000		Wumart Stores	1,958
32,224	*,f	X 5 Retail Group NV (GDR) (purchased 04/06/10, cost $1,382)	1,354
9,600		Yaoko Co Ltd	299

		TOTAL FOOD & STAPLES RETAILING	1,801,107

FOOD, BEVERAGE & TOBACCO - 4.8%
36,968		AarhusKarlshamn AB	1,055
25,621		Afgri Ltd	26
51,000	*	AGV Products Corp	22
1,331,684	e	Ajinomoto Co, Inc	13,855
20,579		Alico, Inc	551
19,216		Alliance Grain Traders, Inc	505
519,276	*	Alliance One International, Inc	2,087
9,332,971		Altria Group, Inc	242,938
341,723		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,841
2,974	*	Anheuser-Busch InBev NV	0	^
2,308,736		Archer Daniels Midland Co	83,138
24,900	e	Ariake Japan Co Ltd	411
138,462		Aryzta AG.	7,073
292,386	e	Asahi Breweries Ltd	4,861
13,670	e	Asian Bamboo AG.	672
198,624		Asian Citrus Holdings Ltd	221
318,500		Asiatic Development BHD	840
1,238,668		Associated British Foods plc	19,710
11,115		Astral Foods Ltd	203
16,936		Atria Group plc	208
43,000		Ausnutria Dairy Corp Ltd	14
314,899		Austevoll Seafood ASA	2,450
211,861	*,e	Australian Agricultural Co Ltd	352
87,616		AVI Ltd	388
307,024	e	B&G Foods, Inc (Class A)	5,763
57,023		Bajaj Hindusthan Ltd	91
46,230	*	Bakkafrost P	447
52,014		Balrampur Chini Mills Ltd	82
2,641	*	Banvit	8
7,148	*	Baron de Ley	471
2,484		Barry Callebaut AG.	2,024
2,257		Binggrae Co Ltd	133
250,600	*	BioExx Specialty Proteins Ltd	470
145,305	*,e	Black Earth Farming Ltd	656
4,414		Bonduelle S.C.A.	415
36,727	*	Boston Beer Co, Inc (Class A)	3,402
3,842	e	Bridgford Foods Corp	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,700		British American Tobacco Malaysia BHD	$2,406
2,911,927		British American Tobacco plc	116,761
522,161	e	Britvic plc	3,308
257,575		Brown-Forman Corp (Class B)	17,592
437,274		Bunge Ltd	31,628
617,380		C&C Group plc	2,791
10,102		Cairo Poultry Co	24
57,990	e	Calavo Growers, Inc	1,267
77,048	e	Cal-Maine Foods, Inc	2,273
452,362	e	Campbell Soup Co	14,978
22,351		Campofrio Alimentacion S.A.	253
101,143	e	Carlsberg AS (Class B)	10,876
14,000		Carlsberg Brewery-Malay BHD	34
18,806	*	Casa Grande S.A.	109
214,751	*,e	Central European Distribution Corp	2,437
157,833		Cermaq ASA	2,786
4,866,837	e	Chaoda Modern Agriculture	3,025
3,684,300		Charoen Pokphand Foods PCL	3,137
222,000		Charoen Pokphand Foods Public Co Ltd	189
2,603,700	e	China Agri-Industries Holdings Ltd	2,917
84,000	*	China Corn Oil Co Ltd	56
123,000	e	China Green Holdings Ltd	95
224,000	e	China Huiyuan Juice Group Ltd	152
1,560,000	e	China Mengniu Dairy Co Ltd	4,131
447,000	*,e	China Minzhong Food Corp Ltd	578
4,231		China Ocean Resources Co Ltd	39
525,000		China Starch Holdings Ltd	31
64,000		China Tontine Wines Group Ltd	13
2,059,000	e	China Yurun Food Group Ltd	6,901
247,587	*	Chiquita Brands International, Inc	3,798
158,148		Cia Cervecerias Unidas S.A.	1,871
13,135		CJ CheilJedang Corp	2,752
158,945		Coca Cola Hellenic Bottling Co S.A.	4,265
880,599		Coca-Cola Amatil Ltd	10,693
26,718		Coca-Cola Bottling Co Consolidated	1,786
101,600		Coca-Cola Central Japan Co Ltd	1,382
11,098,767		Coca-Cola Co	736,404
4,118,342		Coca-Cola Enterprises, Inc	112,431
500,975		Coca-Cola Femsa S.A. de C.V.	3,890
77,867		Coca-Cola Icecek AS	976
79,523		Coca-Cola West Japan Co Ltd	1,515
895,947		ConAgra Foods, Inc	21,279
528,012	*	Constellation Brands, Inc (Class A)	10,708
33,213		Copeinca ASA	311
1,533,063	e	Corn Products International, Inc	79,443
198,474		Cosan SA Industria e Comercio	3,088
183,500	*	Cott Corp	1,544
1,336,000		CP Pokphand Co	178
83,236		Cranswick plc	1,110
102,891		CSM	3,636
468		Dae Han Flour Mills Co Ltd	69
3,440		Daesang Corp	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,753		Dairy Crest Group plc	$1,068
76,487		Danisco AS	9,642
555,491	*,e	Darling International, Inc	8,538
398,971		Davide Campari-Milano S.p.A.	2,699
361,734	*,e	Dean Foods Co	3,617
539,418		Devro plc	2,445
5,898,084		Diageo plc	112,112
273,390	e	Diamond Foods, Inc	15,255
151,584	*,e	Dole Food Co, Inc	2,066
540		Dongwon F&B Co Ltd	23
1,013		Dongwon Industries Co Ltd	152
3,787,527		Dr Pepper Snapple Group, Inc	140,746
12,600	e	Dydo Drinco, Inc	490
186,000		Dynasty Fine Wines Group Ltd	69
18,017		East Asiatic Co Ltd AS	548
157,383	*,e	Ebro Puleva S.A.	3,698
744,000		Embotelladoras Arca SAB de C.V.	4,309
394,198	*	Empresas Iansa S.A.	49
99,803		Ezaki Glico Co Ltd	1,158
34,469	e	Farmer Bros Co	418
584,000	e	First Resources Ltd	611
343,799	e	Flowers Foods, Inc	9,362
4,167,214		Fomento Economico Mexicano S.A. de C.V.	24,472
1,982,007		Foster’s Group Ltd	11,720
189,893	e	Fresh Del Monte Produce, Inc	4,958
110,900		Fuji Oil Co Ltd	1,454
24,832		Fujicco Co Ltd	306
150,000	*,e	Fujiya Co Ltd	249
1,303,881	*,e	Futuris Corp Ltd	681
3,278,767		General Mills, Inc	119,839
301,200		GFPT PCL	94
183,692		Glanbia plc	1,106
676,000	*,e	Global Bio-Chem Technology Group Co Ltd	110
68,000		Global Sweeteners Holdings Ltd	14
201,997		Globus Spirits Ltd	649
2,606,000	*,e	GMG Global Ltd	578
26,012		Gokul Refoils & Solvent Ltd	59
18,736,412		Golden Agri-Resources Ltd	10,246
1,635,882	e	Goodman Fielder Ltd	2,081
600,209		GrainCorp Ltd	4,724
94,000		Great Wall Enterprise Co	100
335,331	*,e	Green Mountain Coffee Roasters, Inc	21,666
292,448		Greencore Group plc	489
237,809		Greggs plc	1,948
47,547		Grieg Seafood ASA	176
10,379	e	Griffin Land & Nurseries, Inc (Class A)	334
1,549,797		Groupe Danone	101,146
59,700	*	Gruma SAB de C.V.	125
478,782		Grupo Bimbo S.A. de C.V. (Series A)	4,033
1,487,501		Grupo Modelo S.A. (Series C)	8,895
933,261	e	H.J. Heinz Co	45,562
193,305	*	Hain Celestial Group, Inc	6,240

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

764,121	*,e	Hansen Natural Corp	$46,023
101,400		Hap Seng Plantations Holdings BHD	100
41,006	*,e	Harbinger Group, Inc	214
2,528	*	Harim & Co Ltd	12
394,645	*,e	Heckmann Corp	2,585
27,495		Heineken Holding NV	1,320
16,515		Heineken NV	902
1,043,495		Hershey Co	56,714
151,000		Hey Song Corp	119
2,268		Hite Brewery Co Ltd	224
3,250		Hite Holdings Co Ltd	52
57,849		HKScan Oyj	544
30,100		Hokuto Corp	679
577,769	e	Hormel Foods Corp	16,085
91,300		House Foods Corp	1,492
92,400		IJM Plantations BHD	90
67,899	e	Illovo Sugar Ltd	270
74,732		Imperial Sugar Co	997
2,506,011		Imperial Tobacco Group plc	77,326
2,761,537		InBev NV	157,441
643,978	*,e	Indofood Agri Resources Ltd	1,138
30,000	*,m	International Hydron	1
4,917,476		IOI Corp BHD	9,345
3,760,642		ITC Ltd	15,355
60,352	e	Ito En Ltd	1,051
188,000	e	Itoham Foods, Inc	673
79,831	e	J&J Snack Foods Corp	3,758
227,821	e	J.M. Smucker Co	16,264
5,086	e	Japan Tobacco, Inc	18,388
685,621		JBS S.A.	2,461
4,748		Jinro Distillers Co Ltd	52
5,800		Jinro Ltd	190
37,851	*,e	John B. Sanfilippo & Son, Inc	443
122,000		J-Oil Mills, Inc	342
129,186	*	Juhayna Food Industries	122
95,773	e	Kagome Co Ltd	1,697
163,167		Karuturi Global Ltd	39
494,067		Kellogg Co	26,670
82,252	*	Kernel Holding S.A.	2,057
192,248		Kerry Group plc (Class A)	7,157
21,700		KEY Coffee, Inc	381
345,100		Khon Kaen Sugar Industry PCL	154
122,306	e	Kikkoman Corp	1,152
214,000	*	Kingway Brewery Holdings Ltd	67
595,574		Kirin Brewery Co Ltd	7,816
94,664	*	Koninklijke Wessanen NV	358
1,027		Kook Soon Dang Brewery Co Ltd	10
6,005,162		Kraft Foods, Inc (Class A)	188,321
91,121		KS Oils Ltd	66
209,317		KT&G Corp	10,889
1,048,973		Kuala Lumpur Kepong BHD	7,338
5,053,508		Kulim Malaysia BHD	5,559

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,445		Kwality Dairy India Ltd	$180
3,199		KWS Saat AG.	675
6,490		Lakshmi Energy & Foods Ltd	6
80,514	e	Lancaster Colony Corp	4,879
115,694	e	Lance, Inc	2,297
3,681		Laurent-Perrier	412
74,444	e	Leroy Seafood Group ASA	2,288
64,000		Lien Hwa Industrial Corp	45
22,994	*,e	Lifeway Foods, Inc	240
33,472	e	Limoneira Co	793
162		Lindt & Spruengli AG.	467
53		Lindt & Spruengli AG. (Reg)	1,721
1,751,574		Lorillard, Inc	166,417
305		Lotte Chilsung Beverage Co Ltd	298
887		Lotte Confectionery Co Ltd	1,212
402		Lotte Samkang Co Ltd	100
2,589		Maeil Dairy Industry Co Ltd	35
131,869		Maple Leaf Foods, Inc	1,678
186,101		Marfrig Alimentos S.A.	1,663
337,000		Marudai Food Co Ltd	1,061
939,000		Maruha Nichiro Holdings, Inc	1,378
419,581	e	McCormick & Co, Inc	20,069
13,422		McLeod Russel India Ltd	76
912,702		Mead Johnson Nutrition Co	52,873
87,700		Megmilk Snow Brand Co Ltd	1,342
128,686		MEIJI Holdings Co Ltd	5,179
11,500	e	Meito Sangyo Co Ltd	148
2,599,200	*	Mewah International, Inc	2,010
43,056	e	Mgp Ingredients, Inc	375
84,943	*,f	MHP S.A. (GDR) (purchased 12/20/10, cost $1,498)	1,611
100,500		Mikuni Coca-Cola Bottling Co Ltd	895
12,100		Minerva S.A.	48
124,000		Mitsui Sugar Co Ltd	521
251,809		Molson Coors Brewing Co (Class B)	11,807
276,000		Morinaga & Co Ltd	637
486,000	e	Morinaga Milk Industry Co Ltd	1,737
95,189	*	Morpol ASA	386
244,854	*	Multiexport Foods S.A.	112
30,000		Nagatanien Co Ltd	314
14,000	*	Namchow Chemical Industrial Ltd	20
193		Namyang Dairy Products Co Ltd	132
52,022		National Beverage Corp	714
4,005,269		Nestle S.A.	229,361
621,000	e	Nichirei Corp	2,654
152,000		Nippon Beet Sugar Manufacturing Co Ltd	340
233,000		Nippon Flour Mills Co Ltd	1,066
149,192	e	Nippon Meat Packers, Inc	1,882
314,766	e	Nippon Suisan Kaisha Ltd	875
156,000	e	Nisshin Oillio Group Ltd	738
498,412	e	Nisshin Seifun Group, Inc	5,744
25,261	e	Nissin Food Products Co Ltd	889
1,518		Nong Shim Co Ltd	336

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

674		Nong Shim Holdings Co Ltd	$36
648,736		Northern Foods plc	757
55,748	e	Nutreco Holding NV	4,089
1,322		Orion Corp	475
45,304		Osem Investments Ltd	762
718		Ottogi Corp	86
1,599,501		Pacific Andes International Holdings Ltd	259
11,200	*	Padiberas Nasional BHD	10
4,821,621	e	PAN Fish ASA	5,984
186,651		Parmalat S.p.A.	625
7,563,082	e	PepsiCo, Inc	487,139
935,471		Perdigao S.A.	17,665
7,227		Pernod-Ricard S.A.	675
9,308		Pescanova S.A.	379
121,000	m	Petra Foods Ltd	154
472,437	*	PGG Wrightson Ltd	184
300		Philip Morris CR	181
10,778,424	e	Philip Morris International, Inc	707,389
269,709	*,e	Pilgrim’s Pride Corp	2,079
8,391		Pinar SUT Mamulleri Sanayii AS.	75
132,200	*	Polski Koncern Miesny Duda S.A.	75
571,300		PPB Group BHD	3,209
2,987,546	*	Premier Foods plc	1,339
367,000		Prima Meat Packers Ltd	446
21,800	*,e	Primo Water	267
1,286,624		PT Astra Agro Lestari Tbk	3,349
2,158,500		PT Bakrie Sumatera Plantations Tbk	89
464,500	*	PT Bisi International	92
519,000		PT BW Plantation Tbk	70
14,504,000		PT Charoen Pokphand Indonesia Tbk	3,371
794,000		PT Gudang Garam Tbk	3,813
12,198,200		PT Indofood Sukses Makmur Tbk	7,559
1,107,000		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	289
401,000		PT Sampoerna Agro Tbk	151
139,900	e	Q.P. Corp	1,689
157,400		QL Resources BHD	161
14,858		Radico Khaitan Ltd	43
342,925	e	Raisio plc (V Shares)	1,279
105,191	*	Ralcorp Holdings, Inc	7,198
126,804		REI Agro Ltd	78
847,954		Remy Cointreau S.A.	63,875
877,067	e	Reynolds American, Inc	31,162
49,147		Robert Wiseman Dairies plc	271
16,635	*	Royal UNIBREW AS	1,146
30,889		Ruchi Soya Industries Ltd	73
117,687		SABMiller plc	4,165
280		Sajo Industries Co Ltd	15
42,355	e	Sakata Seed Corp	623
1,619		Samyang Corp	95
585		Samyang Genex Co Ltd	32
114,649	e	Sanderson Farms, Inc	5,265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,000		Sao Martinho S.A.	$251
1,051,319	e	Sapporo Holdings Ltd	3,923
391,353	e	Saputo, Inc	17,664
2,616,738		Sara Lee Corp	46,238
48,229	*,e	Seneca Foods Corp	1,441
132,900	*	Shanghai Dajiang Group	61
132,000		Showa Sangyo Co Ltd	384
202,570		Shree Renuka Sugars Ltd	316
3,910		Silla Co Ltd	52
15,570		Sipef S.A	1,543
33,345		SLC Agricola S.A.	469
289,106	*,e	Smart Balance, Inc	1,327
1,115,632	*	Smithfield Foods, Inc	26,842
		Societa per la Bonifica dei Terreni Ferraresi e Imprese
2,992	*	Agricole S.p.A.	122
329,002	*,e	SOS Cuetara S.A.	315
532,155		Souza Cruz S.A.	5,541
424,868	*,e	Star Scientific, Inc	1,929
43,408		Strauss Group Ltd	707
223,743		Suedzucker AG.	6,234
225,000	e	Super Coffeemix Manufacturing Ltd	230
585,307		Swedish Match AB	19,432
82,195	*,e	Synutra International, Inc	945
18,000		Taisun Enterprise Co Ltd	11
78,000		Taiyen Biotech Co Ltd	63
241,000	e	Takara Holdings, Inc	1,191
157,149		Tassal Group Ltd	276
25,432	*	TAT Konserve	58
1,182		Tata Coffee Ltd	25
63,136		Tata Tea Ltd	138
715,108		Tate & Lyle plc	6,619
83,400		TH Plantations BHD	56
56,300		Thai Union Frozen Products PCL	86
45,100		Thai Vegetable Oil PCL	40
60,000		Tianyi Fruit Holdings Ltd	20
310,434		Tiger Brands Ltd	8,023
2,672,000	e	Tingyi Cayman Islands Holding Corp	6,531
23,221		Tongaat Hulett Ltd	335
101,069	e	Tootsie Roll Industries, Inc	2,866
380,253	e	Toyo Suisan Kaisha Ltd	8,256
164,914	*,e	TreeHouse Foods, Inc	9,379
18,140		Triveni Engineering & Industries Ltd	39
685		TS Corp	27
472,000	e	Tsingtao Brewery Co Ltd	2,248
2,279,316	e	Tyson Foods, Inc (Class A)	43,740
15,475		Ulker Biskuvi Sanayi As	56
2,348,094		Unilever NV	73,572
232,237	e	Unilever NV (ADR)	7,283
2,259,691		Unilever plc	68,841
5,435,382		Uni-President Enterprises Corp	7,444
5,400		United Malacca BHD	12
108,664		United Spirits Ltd	2,495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,819	e	Universal Corp	$5,217
159,000		Universal Robina	124
56,000		Ve Wong Corp	43
299,424	e	Vector Group Ltd	5,177
8,382	e	Vilmorin & Cie	1,004
670,534		Vina Concha Y Toro S.A.	1,565
74,241		Viscofan S.A.	2,946
1,442,000		Vitasoy International Holdings Ltd	1,177
407,642		Viterra, Inc	4,945
2,672		Vranken - Pommery Monopole	133
8,606,000	e	Want Want China Holdings Ltd	6,763
58,000		Wei Chuan Food Corp	64
252,682		Westway Group, Inc	1,124
678,870	e	Wilmar International Ltd	2,936
104,214	e	Wimm-Bill-Dann Foods OJSC (ADR)	3,488
50,000		Xiwang Sugar Holdings Co Ltd	13
45,117	e	Yakult Honsha Co Ltd	1,154
67,162	e	Yamazaki Baking Co Ltd	782
23,000	e	Yonekyu Corp	188
30,737		Zeder Investments Ltd	11

		TOTAL FOOD, BEVERAGE & TOBACCO	5,347,577

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
99,012	*	Abaxis, Inc	2,856
149,268	*	Abiomed, Inc	2,169
51,378	*,e	Accretive Health, Inc	1,426
217,267	*	Accuray, Inc	1,962
1,776,390		Aetna, Inc	66,490
258,704	*	AGFA-Gevaert NV	1,118
49,549	*	Air Methods Corp	3,332
132,775		Alcon, Inc	21,976
116,201	e	Alfresa Holdings Corp	4,461
298,902	*	Align Technology, Inc	6,122
14,473	*	Alimera Sciences, Inc	113
108,690	*	Alliance Imaging, Inc	480
236,996	*,e	Allied Healthcare International, Inc	602
352,828	*,e	Allscripts Healthcare Solutions, Inc	7,406
66,680	*	Almost Family, Inc	2,510
218,273	*,e	Alphatec Holdings, Inc	589
122,233	*	Amedisys, Inc	4,278
60,131		America Service Group, Inc	1,542
80,757	*	American Dental Partners, Inc	1,060
442,156	*,e	American Medical Systems Holdings, Inc	9,568
276,281	*,e	Amerigroup Corp	17,751
1,421,904		AmerisourceBergen Corp	56,251
156,614		Amil Participacoes S.A.	1,841
161,639	*	AMN Healthcare Services, Inc	1,400
101,232		Amplifon S.p.A.	614
162,483	*,e	Amsurg Corp	4,134
55,020		Analogic Corp	3,111
125,375	*	Angiodynamics, Inc	1,896
261,130	e	Ansell Ltd	3,653

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,265	*	Antares Pharma, Inc	$551
824		Apollo Hospitals Enterprise Ltd	9
71,904		Arseus NV	1,228
147,202	*	Arthrocare Corp	4,908
17,100	e	As One Corp	362
42,609	*	Assisted Living Concepts, Inc (A Shares)	1,668
140,570	*,e	athenahealth, Inc	6,344
7,261		Atrion Corp	1,267
6,887		Audika	200
61,499	*	Axis-Shield plc	321
278,700		Bangkok Chain Hospital PCL	66
527,882		Bard (C.R.), Inc	52,424
2,877,369		Baxter International, Inc	154,715
225,958		Beckman Coulter, Inc	18,770
902,674		Becton Dickinson & Co	71,871
1,545		BioMerieux	162
100,097	*,e	Bio-Reference Labs, Inc	2,246
197,429	*	BioScrip, Inc	930
2,425,000	*	Biosensors International Group Ltd	2,271
29,700	e	BML, Inc	838
11,752,969	*,e	Boston Scientific Corp	84,504
170,810	*,e	Brookdale Senior Living, Inc	4,783
64,000		Bumrungrad Hospital PCL	81
74,590	e	Cantel Medical Corp	1,921
120,377	*	Capital Senior Living Corp	1,278
2,522,628		Cardinal Health, Inc	103,755
150,298	*,e	CardioNet, Inc	720
1,066,899	*	CareFusion Corp	30,087
57,187		Carl Zeiss Meditec AG.	1,208
221,120	*,e	Catalyst Health Solutions, Inc	12,367
14,623		Celesio AG.	357
248,214	*,e	Centene Corp	8,186
385,290	*,e	Cerner Corp	42,845
184,309	*,e	Cerus Corp	533
4,039	*	CHA Bio & Diostech Co Ltd	39
133,490		Chemed Corp	8,892
71,899	*	Chindex International, Inc	1,154
1,394,701		Cigna Corp	61,757
763		Clinica Baviera S.A.	9
123,417	e	CML Healthcare Income Fund	1,295
77,485	e	Cochlear Ltd	6,649
10,141		Coloplast AS (Class B)	1,467
4,688		Coltene Holding AG.	255
293,891	*	Community Health Systems, Inc	11,753
157,374		Compagnie Generale d’Optique Essilor International S.A.	11,676
40,894		Computer Programs & Systems, Inc	2,629
130,624	*,e	Conceptus, Inc	1,888
133,944	*,e	Conmed Corp	3,520
144,813	*	Continucare Corp	775
502,663	e	Cooper Cos, Inc	34,910
42,151	*,e	Corvel Corp	2,242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,145,381	*	Coventry Health Care, Inc	$36,526
1,959,621	*	Covidien plc	101,783
7,700		Cremer S.A.	71
195,899	*,e	Cross Country Healthcare, Inc	1,534
160,773	*,e	CryoLife, Inc	981
7,813	*	Curexo, Inc	107
63,243	*,e	Cutera, Inc	542
119,022	*	Cyberonics, Inc	3,786
46,006	*	Cynosure, Inc (Class A)	639
442,686	*,e	DaVita, Inc	37,854
156,949	*,e	Delcath Systems, Inc	1,157
471,024		Dentsply International, Inc	17,423
250,020	*	DexCom, Inc	3,880
163,720		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	134
325,200		Diagnosticos da America S.A.	4,183
30,665	e	DiaSorin S.p.A.	1,349
25,262		Draegerwerk AG.	2,451
4,294		Draegerwerk AG. & Co KGaA	341
93,826	*,e	DynaVox, Inc	518
979,499	*	Edwards Lifesciences Corp	85,216
102,263	*,e	Electro-Optical Sciences, Inc	360
126,199		Elekta AB (B Shares)	5,046
90,041	*,e	Emdeon, Inc	1,451
88,266	*	Emergency Medical Services Corp (Class A)	5,613
84,624	*,e	Emeritus Corp	2,155
221,838	*,e	Endologix, Inc	1,504
57,269	e	Ensign Group, Inc	1,829
300,737	*,e	EnteroMedics, Inc	830
12,565	*,e	ePocrates, Inc	249
38,108	*	Exactech, Inc	669
49,800	*,e	EXamWorks, Inc	1,107
8,000		Excelsior Medical Co Ltd	24
3,905,186	*,e	Express Scripts, Inc	217,166
24,700		Faber Group BHD	17
731,151		Fisher & Paykel Healthcare Corp	1,752
118,729	*	Five Star Quality Care, Inc	965
31,307		Fleury S.A.	465
31,668	*	Fortis Healthcare Ltd	107
177,040		Fresenius Medical Care AG.	11,877
108,036		Fresenius SE	9,968
8,496	e	Galenica AG.	5,242
185,288	*,e	Gen-Probe, Inc	12,294
137,028	*	Gentiva Health Services, Inc	3,841
7,587		Getinge AB (B Shares)	187
22,928	*	Given Imaging Ltd	443
288,421	e	GN Store Nord	2,701
15,292,212	*,e	Golden Meditech Co Ltd	2,633
117,469	*,e	Greatbatch, Inc	3,108
49,400		Green Hospital Supply, Inc	622
105,148	*,e	Haemonetics Corp	6,891
180,612	*	Hanger Orthopedic Group, Inc	4,701

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,422	*,e	Hansen Medical, Inc	$330
146,700		Hartalega Holdings BHD	264
873,898	*	HCA HOLDINGS,Inc	29,599
774,904	*	Health Management Associates, Inc (Class A)	8,446
736,658	*	Health Net, Inc	24,089
144,940	m	Healthcare Locums plc	262
1,074,136	*	Healthsouth Corp	26,832
292,484	*,e	Healthspring, Inc	10,930
176,514	*,e	Healthways, Inc	2,713
37,871	*,e	HeartWare International, Inc	3,239
296,023	*,e	Henry Schein, Inc	20,772
270,378	e	Hill-Rom Holdings, Inc	10,269
227,000		Hitachi Medical Corp	2,745
114,448	*,e	HMS Holdings Corp	9,368
38,900		Hogy Medical Co Ltd	1,665
3,652,433	*,e	Hologic, Inc	81,084
1,299,276	*	Humana, Inc	90,871
51,958	*	ICU Medical, Inc	2,275
253,033	*,e	Idexx Laboratories, Inc	19,539
422,545	*,e	Immucor, Inc	8,358
25,167		Immunodiagnostic Systems Holdings plc	335
876		Infopia Co Ltd	11
168,584	*,e	Insulet Corp	3,476
137,247	*	Integra LifeSciences Holdings Corp	6,508
277,757	*,e	Intuitive Surgical, Inc	92,621
165,357		Invacare Corp	5,146
259,808	*	Inverness Medical Innovations, Inc	10,169
25,315	*	Ion Beam Applications	292
66,024	*,e	IPC The Hospitalist Co, Inc	2,998
94,889	*,e	IRIS International, Inc	856
93,000	e	Jeol Ltd	271
31,847	*,e	Kensey Nash Corp	793
193,655	*	Kindred Healthcare, Inc	4,624
621,757	*,e	Kinetic Concepts, Inc	33,836
47,900		Kossan Rubber Industries	54
96,000		KPJ Healthcare BHD	127
544,495	*	Laboratory Corp of America Holdings	50,164
38,184	e	Landauer, Inc	2,349
11,900		Latexx Partners BHD	11
82,332	*,e	LCA-Vision, Inc	556
62,150	*,e	LHC Group, Inc	1,865
158,021	*,e	LifePoint Hospitals, Inc	6,349
34,065		LifeWatch AG.	297
305,182	e	Lincare Holdings, Inc	9,052
5,101		LVL Medical Groupe S.A.	127
169,749	*,e	Magellan Health Services, Inc	8,331
118,466	*,e	MAKO Surgical Corp	2,867
8,100		Mani, Inc	278
220,592	e	Masimo Corp	7,302
1,353,489		McKesson Corp	106,992
182,735	*,e	MedAssets, Inc	2,790
87,994	*	Medcath Corp	1,228

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,789,994	*	Medco Health Solutions, Inc	$100,526
30,596	*	Medica	603
102,304	*	Medical Action Industries, Inc	859
285,224	e	Mediceo Paltac Holdings Co Ltd	2,521
130,152	*	Medidata Solutions, Inc	3,328
4,044,216	e	Medtronic, Inc	159,139
183,198	*,e	Merge Healthcare, Inc	894
177,013	e	Meridian Bioscience, Inc	4,247
118,871	*,e	Merit Medical Systems, Inc	2,332
180		Message Co Ltd	498
193,621	*	Metropolitan Health Networks, Inc	916
247,637	*	Mettler-Toledo International, Inc	42,594
22,000		Microlife Corp	35
520,000		Mingyuan Medicare Development Co Ltd	52
57,900		Miraca Holdings, Inc	2,216
57,676	*	Molina Healthcare, Inc	2,307
53,128	*,e	MWI Veterinary Supply, Inc	4,286
12,968		Nagaileben Co Ltd	323
6,000		Nakanishi, Inc	603
37,465		National Healthcare Corp	1,742
3,974		National Research Corp	135
152,490	*,e	Natus Medical, Inc	2,562
97,659	*	Neogen Corp	4,041
1,450,120	e	Network Healthcare Holdings Ltd	3,110
116,900		Nichii Gakkan Co	921
59,400		Nihon Kohden Corp	1,294
87,767		Nikkiso Co Ltd	740
61,266	e	Nipro Corp	1,211
330,067	e	Nobel Biocare Holding AG.	6,834
165,687	*,e	NuVasive, Inc	4,195
204,856	*	NxStage Medical, Inc	4,503
194,200		Odontoprev S.A.	3,174
58,256	e	Olympus Corp	1,622
23,862		Omega Pharma S.A.	1,149
387,208	e	Omnicare, Inc	11,612
208,424	*,e	Omnicell, Inc	3,176
127,597		OPG Groep NV	2,549
43,635		Opto Circuits India Ltd	269
205,524	*	OraSure Technologies, Inc	1,615
258,139		Oriola-KD Oyj (B Shares)	1,244
30,103		Orpea	1,470
111,728	*	Orthofix International NV	3,627
304,335	*	Orthovita, Inc	648
1,862	*	Osstem Implant Co Ltd	23
304,887	e	Owens & Minor, Inc	9,903
17,000		Pacific Hospital Supply Co Ltd	69
89,265	*,e	Palomar Medical Technologies, Inc	1,326
26,700		Paramount Bed Co Ltd	732
441,677		Patterson Cos, Inc	14,218
35,492	*	PDI, Inc	288
144,477	*	Pediatrix Medical Group, Inc	9,624
157,957	*	PharMerica Corp	1,807

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

159,383		Phonak Holding AG.	$14,203
68,000	*	Pihsiang Machinery Manufacturing Co Ltd	117
1,188,657	e	Primary Health Care Ltd	4,058
3,200		Profarma Distribuidora de Produtos Farmaceuticos S.A.	30
83,266	*,e	Providence Service Corp	1,247
525,696	*,e	PSS World Medical, Inc	14,273
80,512	e	Quality Systems, Inc	6,710
515,150		Quest Diagnostics, Inc	29,734
97,065	*,e	Quidel Corp	1,161
295,000		Raffles Medical Group Ltd	524
134,183		Ramsay Health Care Ltd	2,651
163,043	*	RehabCare Group, Inc	6,011
466,000	*,e	Resmed, Inc	13,980
178,198		Rhoen Klinikum AG.	3,864
48,181	*,e	Rochester Medical Corp	553
262,896	*	RTI Biologics, Inc	752
92,691	*,e	Rural	1,579
397,334		Ryman Healthcare Ltd	719
32,784		Sartorius AG.	1,426
16,119		Sartorius Stedim Biotech	943
76,349		Selcuk Ecza Deposu Ticaret ve Sanayi AS	122
218,303	*,e	Select Medical Holdings Corp	1,760
4,441,000		Shandong Weigao Group Medical Polymer Co Ltd	12,671
32,400		Shenzhen Accord Pharmaceutical Co Ltd	86
1,613,071	*	Sigma Pharmaceuticals Ltd	818
907,600	e	Sinopharm Group Co	3,219
199,192	*,e	Sirona Dental Systems, Inc	9,991
68,908	*,e	Skilled Healthcare Group, Inc (Class A)	992
801,197		Smith & Nephew plc	9,028
247,114	*,e	Solta Medical, Inc	815
145	e	So-net M3, Inc	881
408,827	e	Sonic Healthcare Ltd	5,067
57,230	*	SonoSite, Inc	1,907
342,858	*	Sorin S.p.A.	957
145,054	*	Spectranetics Corp	683
1,686,913		St. Jude Medical, Inc	86,471
22,000		St. Shine Optical Co Ltd	271
148,681	*,e	Staar Surgical Co	828
145,510	*,e	Stereotaxis, Inc	563
292,704	e	STERIS Corp	10,110
10,007		Stratec Biomedical Systems AG.	400
1,316		Straumann Holding AG.	338
1,359,396		Stryker Corp	82,651
99,493	*	Sun Healthcare Group, Inc	1,400
267,060	*,e	Sunrise Senior Living, Inc	3,186
20,500		Supermax Corp BHD	29
78,151	*,e	SurModics, Inc	977
60,229		Suzuken Co Ltd	1,588
257,870	*,e	SXC Health Solutions Corp	14,131
102,362	*	SXC Health Solutions Corp (Toronto)	5,583
201,500	*	Symmetry Medical, Inc	1,975

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,910	e	Synergy Healthcare plc	$1,380
147,342	*	Syneron Medical Ltd	1,921
54,455	*,e	Synovis Life Technologies, Inc	1,044
154,083	e	Synthes, Inc	20,811
61,516	e	Sysmex Corp	2,176
20,786		TaiDoc Technology Corp	47
139,942	*,e	Team Health Holdings, Inc	2,446
77,024	e	Teleflex, Inc	4,466
31,300	*	Tempo Participacoes S.A.	75
1,514,000	*,e	Tenet Healthcare Corp	11,279
154,246	e	Terumo Corp	8,127
174,921	*,e	Thoratec Corp	4,536
57,100	e	Toho Pharmaceutical Co Ltd	624
252,161	*	TomoTherapy, Inc	1,152
123,700		Top Glove Corp BHD	220
38,999	*	Transcend Services, Inc	936
144,000	*	Trauson Holdings Co Ltd	61
105,951	*	Triple-S Management Corp (Class B)	2,180
208,063	*	Unilife Corp	1,180
481,372		United Drug plc	1,567
7,792,291	e	UnitedHealth Group, Inc	352,211
172,556		Universal American Financial Corp	3,953
279,425	e	Universal Health Services, Inc (Class B)	13,806
68,934		US Physical Therapy, Inc	1,540
746,227	*,e	Varian Medical Systems, Inc	50,475
82,659	*,e	Vascular Solutions, Inc	902
267,702	*	VCA Antech, Inc	6,741
64,126	*,e	Vital Images, Inc	866
41,800	e	VITAL KSK Holdings, Inc	339
215,058	*,e	Volcano Corp	5,505
309,434	*,e	WellCare Health Plans, Inc	12,981
2,151,898	e	WellPoint, Inc	150,180
137,874	e	West Pharmaceutical Services, Inc	6,173
2,642	*,e	William Demant Holding	228
188,027	*,e	Wright Medical Group, Inc	3,198
30,246	e	Young Innovations, Inc	950
17,740,000	*,e	Yun Sky Chemical International Holdings Ltd	400
866,979	*	Zimmer Holdings, Inc	52,478
110,550	*,e	Zoll Medical Corp	4,954

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,845,867

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
27,700	*,e	Aderans Co Ltd	324
403,415		Alberto-Culver Co	15,035
4,942		Amorepacific Corp	4,708
60,044	*	Atrium Innovations Inc	1,024
881,550		Avon Products, Inc	23,837
268,000	e	BaWang International Group Holding Ltd	79
548,828		Beiersdorf AG.	33,496
286,762	*,e	Central Garden and Pet Co (Class A)	2,641
14,848		China King-highway Holdings Lt	47
260,381		Church & Dwight Co, Inc	20,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

468,446		Clorox Co	$32,824
1,798,176		Colgate-Palmolive Co	145,221
68,000		Coslight Technology International Group Ltd	34
174	e	Dr Ci:Labo Co Ltd	645
103,483	*,e	Elizabeth Arden, Inc	3,106
377,028	*	Energizer Holdings, Inc	26,829
993,773	e	Estee Lauder Cos (Class A)	95,759
72,500	e	Fancl Corp	1,017
78,386	e	Female Health Co	391
42,000		Grape King Industrial Co	61
1,159,500		Hengan International Group Co Ltd	8,598
19,297		Henkel KGaA	1,008
1,212,213		Henkel KGaA (Preference)	75,032
743,339	e	Herbalife Ltd	60,478
1,334,601		Hindustan Lever Ltd	8,592
385,469	*	Hypermarcas S.A.	5,100
19,172		Inter Parfums S.A.	667
88,880		Inter Parfums, Inc	1,645
490,566	e	Kao Corp	12,241
840,716		Kimberly-Clark Corp	54,874
734,679		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,552
38,000	e	Kobayashi Pharmaceutical Co Ltd	1,761
3,050		Korea Kolmar Co Ltd	21
52,400	e	Kose Corp	1,305
14,076		LG Household & Health Care Ltd	5,280
442,000	e	Lion Corp	2,249
44,998		L’Oreal S.A.	5,243
49,479		Mandom Corp	1,208
3,421		Marico Ltd	11
249,474		Mcbride plc	569
61,985	*,e	Medifast, Inc	1,224
53,000	*	Microbio Co Ltd	81
13,300	e	Milbon Co Ltd	368
239,438		Natura Cosmeticos S.A.	6,746
830,000		Natural Beauty Bio-Technology Ltd	208
27,322	*,e	Nature’s Sunshine Products, Inc	245
6,392	m	Nirma Ltd	37
39,900	*	Noevir Holdings Co Ltd	445
1,772,383	e	Nu Skin Enterprises, Inc (Class A)	50,956
54,882	*,e	Nutraceutical International Corp	822
565,000	e	NVC Lighting Holdings Ltd	279
21,396	e	Oil-Dri Corp of America	456
56,663	e	Oriflame Cosmetics S.A.	2,930
1,315		Pacific Corp	237
22,600	e	Pigeon Corp	706
50,000	*	Pola Orbis Holdings, Inc	1,041
182,445	*	Prestige Brands Holdings, Inc	2,098
13,121,601		Procter & Gamble Co	808,291
1,827,500		PT Unilever Indonesia Tbk	3,209
267,059	e	PZ Cussons plc	1,399
3,583,201		Reckitt Benckiser Group plc	183,927
71,631	*	Revlon, Inc (Class A)	1,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,794,400	e	Ruinian International Ltd	$14,528
42,286	e	Schiff Nutrition International, Inc	385
134,920	e	Shiseido Co Ltd	2,337
71,895	*,e	Spectrum Brands, Inc	1,996
165,164	e	Uni-Charm Corp	6,012
28,530	*,e	USANA Health Sciences, Inc	985
251,000	e	Vinda International Holdings Ltd	247
98,902	e	WD-40 Co	4,188
126,000	*	Youyuan International Holdings Ltd	69

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,755,760

INSURANCE - 3.8%
3,900,023		ACE Ltd	252,331
1,425,172	e	Admiral Group plc	35,504
2,824,479	*	Aegon NV	21,149
2,489,931		Aflac, Inc	131,419
17,844,000	*	AIA Group Ltd	54,929
13,511		Aksigorta AS	17
12,850	*	Alleghany Corp	4,253
899,419		Allianz AG.	125,942
425,785		Allied World Assurance Co Holdings Ltd	26,692
3,961,521		Allstate Corp	125,897
88,520	*	Alm Brand AS	190
260,298		American Equity Investment Life Holding Co	3,415
882,300		American Financial Group, Inc	30,898
233,455	*	American International Group, Inc	8,204
12,733		American National Insurance Co	1,008
76,910	*	American Safety Insurance Holdings Ltd	1,648
80,545	*,e	Amerisafe, Inc	1,781
820,407		Amlin plc	5,024
3,925,024	e	AMP Ltd	22,070
109,103		Amtrust Financial Services, Inc	2,081
65,474		Anadolu Hayat Emeklilik AS	216
104,038		Anadolu Sigorta	80
701,107		AON Corp	37,131
48,364		April Group	1,337
259,271	*	Arch Capital Group Ltd	25,717
160,709	e	Argo Group International Holdings Ltd	5,310
196,970	e	Arthur J. Gallagher & Co	5,990
687,340	e	Aspen Insurance Holdings Ltd	18,943
1,034,040		Assicurazioni Generali S.p.A.	22,350
893,152	e	Assurant, Inc	34,395
358,678	e	Assured Guaranty Ltd	5,344
5,278,490		Aviva plc	36,629
2,891,646		AXA S.A.	60,418
2,644,658	e	Axis Capital Holdings Ltd	92,351
9,303		Bajaj Finserv Ltd	109
35,293		Baldwin & Lyons, Inc (Class B)	827
47,181		Baloise Holding AG.	4,668
1,445,055		Beazley plc	2,854
6,432,817	*	Berkshire Hathaway, Inc (Class B)	537,977
400	*	Brazil Insurance Participco	441

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,082		Brit Insurance Holdings NV	$1,552
216,625		Brown & Brown, Inc	5,589
9,700,071		Cathay Financial Holding Co Ltd	15,997
698,390		Catlin Group Ltd	4,039
42,000		Central Reinsurance Co Ltd	24
739,021		Chaucer Holdings plc	667
194,514		Chesnara plc	768
1,164,908	*,e	China Insurance International Holdings Co Ltd	3,440
11,757,419		China Life Insurance Co Ltd	43,938
3,407,592		China Life Insurance Co Ltd (Taiwan)	3,436
2,341,400		China Pacific Insurance Group Co Ltd	9,832
1,230,503		Chubb Corp	75,442
279,865	e	Cincinnati Financial Corp	9,180
180,276	*,e	Citizens, Inc (Class A)	1,316
26,645		Clal Insurance	782
50,856		CNA Financial Corp	1,503
95,092	*	CNA Surety Corp	2,402
431,836		CNP Assurances	9,165
1,148,154	*	Conseco, Inc	8,623
2,302,705		Corp Mapfre S.A.	8,674
152,184	e	Crawford & Co (Class B)	724
8,032	e	Dai-ichi Mutual Life Insurance Co	12,113
236,426		Delphi Financial Group, Inc (Class A)	7,261
59,011		Delta Lloyd NV	1,570
540,910		Discovery Holdings Ltd	3,047
53,840	e	Donegal Group, Inc (Class A)	720
79,987		Dongbu Insurance Co Ltd	3,648
99,529	*,e	eHealth, Inc	1,324
36,227	e	EMC Insurance Group, Inc	900
178,405	e	Employers Holdings, Inc	3,686
664,784	e	Endurance Specialty Holdings Ltd	32,455
32,703	*,e	Enstar Group Ltd	3,266
75,227		Erie Indemnity Co (Class A)	5,349
18,554	*	Euler Hermes S.A.	1,767
170,415		Everest Re Group Ltd	15,027
22,764		Fairfax Financial Holdings Ltd	8,605
29,619		FBD Holdings plc	304
74,280	e	FBL Financial Group, Inc (Class A)	2,282
443,645	e	Fidelity National Title Group, Inc (Class A)	6,269
532,087		First American Financial Corp	8,779
307,612	e	Flagstone Reinsurance Holdings Ltd	2,772
74,330	e	Fondiaria-Sai S.p.A RSP	366
98,593	e	Fondiaria-Sai S.p.A.	815
11,800	*	Fortegra Financial Corp	134
2,345,275		Fortis	6,669
42,344	*,e	Fpic Insurance Group, Inc	1,605
238,000	*	Fuji Fire & Marine Insurance Co Ltd	418
1,396,926	*	Genworth Financial, Inc (Class A)	18,803
479,673	e	Great-West Lifeco, Inc	13,309
130,430	*,e	Greenlight Capital Re Ltd (Class A)	3,679
57,430		Grupo Catalana Occidente S.A.	1,269
34,935	*	Gunes Sigorta	47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,906	*	Hallmark Financial Services	$603
222,325	e	Hannover Rueckversicherung AG.	12,138
84,674		Hanover Insurance Group, Inc	3,831
10,320	*	Hanwha Non-Life Insurance Co Ltd	96
11,401		Harel Insurance Investments & Finances Ltd	715
47,318		Harleysville Group, Inc	1,568
915,109		Hartford Financial Services Group, Inc	24,644
312,398		HCC Insurance Holdings, Inc	9,781
12,053		Helvetia Holding AG.	4,985
140,702	*	Hilltop Holdings, Inc	1,413
517,260	e	Hiscox Ltd	3,126
219,828		Horace Mann Educators Corp	3,693
24,080		Hyundai Marine & Fire Insurance Co Ltd	671
206,419		Industrial Alliance Insurance and Financial Services, Inc	8,895
63,674		Infinity Property & Casualty Corp	3,788
171,242	e	ING Canada, Inc	8,876
2,350,842		Insurance Australia Group Ltd	8,730
385,301	*	Irish Life & Permanent Group Holdings plc	221
208,033		Jardine Lloyd Thompson Group plc	2,308
18,190	e	Kansas City Life Insurance Co	582
255,250		Korea Life Insurance Co Ltd	1,762
27,160		Korean Reinsurance Co	317
216,552	e	Lancashire Holdings Ltd	2,070
23,421,862		Legal & General Group plc	43,240
190,241		Liberty Holdings Ltd	1,999
12,190		LIG Insurance Co Ltd	297
823,639	e	Lincoln National Corp	24,742
603,415		Loews Corp	26,001
6,210		Lotte Non-Life Insurance Co Ltd	42
233,358		Maiden Holdings Ltd	1,748
2,306,784	e	Manulife Financial Corp	40,877
18,785	*	Markel Corp	7,785
1,169,437	e	Marsh & McLennan Cos, Inc	34,861
1,450,337	e	Max Capital Group Ltd	32,401
289,805	*,e	MBIA, Inc	2,910
322,051	e	Meadowbrook Insurance Group, Inc	3,333
304,201	e	Mediolanum S.p.A.	1,633
29,995	*	Menorah Mivtachim Holdings Ltd	407
50,083	e	Mercury General Corp	1,960
10,690	m	Meritz Fire & Marine Insurance Co Ltd	101
6,764,611		Metlife, Inc	302,581
1,601,911		Metropolitan Holdings Ltd	3,934
325,021	e	Milano Assicurazioni S.p.A.	418
83,529		Milano Assicurazioni S.p.A. (RSP)	133
1,507,991		Millea Holdings, Inc	40,262
324,526	e	Mitsui Sumitomo Insurance Group Holdings, Inc	7,406
382,578	e	Montpelier Re Holdings Ltd	6,760
286,175		Muenchener Rueckver AG.	45,018
226,472	*,e	National Financial Partners Corp	3,340
30,825		National Interstate Corp	643
10,407	e	National Western Life Insurance Co (Class A)	1,689

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,063	*,e	Navigators Group, Inc	$2,784
1,290,926	e	NKSJ Holdings, Inc	8,427
4,998,992		Old Mutual plc	10,891
508,001	e	Old Republic International Corp	6,447
48,108	e	OneBeacon Insurance Group Ltd (Class A)	651
935,216		PartnerRe Ltd	74,107
486,023	*	Phoenix Cos, Inc	1,322
79,180	*	Phoenix Holdings Ltd	284
5,885,000	*,e	PICC Property & Casualty Co Ltd	7,097
2,942,000	e	Ping An Insurance Group Co of China Ltd	29,786
202,367		Platinum Underwriters Holdings Ltd	7,708
314,831		Porto Seguro S.A.	5,322
447,572	e	Power Corp Of Canada	13,263
626,805	e	Power Financial Corp	20,294
65,703		Powszechny Zaklad Ubezpieczen S.A.	8,235
269,160	*,e	Premafin Finanziaria S.p.A.	212
100,345		Presidential Life Corp	956
108,167	e	Primerica, Inc	2,759
1,309,123	e	Principal Financial Group	42,036
138,928	*	ProAssurance Corp	8,804
1,288,753		Progressive Corp	27,231
426,212	e	Protective Life Corp	11,316
4,842,408		Prudential Financial, Inc	298,195
4,185,942		Prudential plc	47,404
77,004,000	*	PT Panin Life Tbk	1,492
2,476,497		QBE Insurance Group Ltd	45,298
465,923		Reinsurance Group of America, Inc (Class A)	29,251
685,929		RenaissanceRe Holdings Ltd	47,322
4,075,961		Resolution Ltd	19,328
76,366	e	RLI Corp	4,402
1,178,575		RMI Holdings	2,030
3,243,325		Royal & Sun Alliance Insurance Group plc	6,833
51,966		Safety Insurance Group, Inc	2,396
328,822	e	Sampo Oyj (A Shares)	10,472
55,617		Samsung Fire & Marine Insurance Co Ltd	12,287
74,380		Samsung Life Insurance Co Ltd	6,972
3,388,675		Sanlam Ltd	13,814
8,476		Santam Ltd	159
18,007		Schweizerische National-Versicherungs-Gesellschaft	714
516,889		SCOR	14,092
93,831		SeaBright Insurance Holdings, Inc	962
267,064		Selective Insurance Group, Inc	4,620
7,915,473	*	Shin Kong Financial Holding Co Ltd	3,428
17,000		Shinkong Insurance Co Ltd	14
59,321		Societa Cattolica di Assicurazioni SCRL	1,603
172,200	e	Sony Financial Holdings, Inc	3,412
268,806		St. James’s Place plc	1,441
91,034	e	Stancorp Financial Group, Inc	4,198
1,784,765		Standard Life plc	5,914
78,783	e	State Auto Financial Corp	1,435
73,694	e	Stewart Information Services Corp	772
540,574	*,e	Storebrand ASA	4,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

309,300		Sul America SA	$3,865
1,267,410	e	Sun Life Financial, Inc	39,833
2,044,059		Suncorp-Metway Ltd	17,934
27,700		Swiss Life Holding	4,570
630,430		Swiss Reinsurance Co	35,926
60,303		Symetra Financial Corp	820
292,220	e	T&D Holdings, Inc	7,200
129,000		Taiwan Fire & Marine Insurance Co	110
139,000		Taiwan Life Insurance Co Ltd	130
15,070		Tong Yang Life Insurance	177
20,609	*,e	Topdanmark AS	3,417
338,322		Torchmark Corp	22,492
638,108		Tower Australia Group Ltd	2,607
188,102	e	Tower Group, Inc	4,520
256,704		Tower Ltd	366
237,375		Transatlantic Holdings, Inc	11,553
990,315		Travelers Cos, Inc	58,904
19,432	e	TrygVesta AS	1,141
41,000	*	Union Insurance Co Ltd	20
2,823,020		Unipol Gruppo Finanziario S.p.A.	2,029
4,645,922	e	Unipol S.p.A.	2,498
60,661	*	United America Indemnity Ltd	1,333
117,153		United Fire & Casualty Co	2,368
100,397	e	Unitrin, Inc	3,100
130,107	e	Universal Insurance Holdings, Inc	705
1,251,432		UnumProvident Corp	32,850
737,243		Validus Holdings Ltd	24,572
74,736		Vittoria Assicurazioni S.p.A.	425
231,969		W.R. Berkley Corp	7,472
3,388		Wesco Financial Corp	1,319
14,342		White Mountains Insurance Group Ltd	5,223
56,613		Wiener Staedtische Allgemeine Versicherung AG.	3,239
2,774,501	e	XL Capital Ltd	68,253
9,935		Yapi Kredi Sigorta AS.	97
223,269		Zurich Financial Services AG.	62,412

		TOTAL INSURANCE	4,182,526

MATERIALS - 7.1%
158,745	e	A. Schulman, Inc	3,924
12,786	e	Acerinox S.A.	252
82,000		ACHEM Technology Corp	53
270,000		Achilles Corp	403
21,680		Adana Cimento	76
159,800	e	ADEKA Corp	1,560
1,178,301		Adelaide Brighton Ltd	3,925
4,898		Adhunik Metaliks Ltd	10
884,642	*,e	Aditya Birla Minerals Ltd	1,354
29,781	*	Advanced Metallurgical Group NV	652
33,597		Aeci Ltd	413
24,025	*	AEP Industries, Inc	714
244,579		African Barrick Gold Ltd	2,124
36,797		African Oxygen Ltd	98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,119		African Rainbow Minerals Ltd	$5,735
89		Afyon Cimento Sanayi TAS	10
185,074		Agnico-Eagle Mines Ltd	12,303
307,333		Agrium, Inc (Toronto)	28,381
341,000	e	Aichi Steel Corp	2,060
12,997		Air Liquide	1,728
701,046		Air Products & Chemicals, Inc	63,220
109,817	e	Air Water, Inc	1,337
160,350		Airgas, Inc	10,650
217,805		AK Steel Holding Corp	3,437
21,873		Akcansa Cimento AS	104
8,451		Akzo Nobel NV	582
249,470		Alamos Gold, Inc	3,947
458,925		Albemarle Corp	27,430
2,213,487		Alcoa, Inc	39,068
3,372		Alexandria Mineral Oils Co	31
309,177	e	Allegheny Technologies, Inc	20,937
313,864	*	Allied Nevada Gold Corp	11,136
174,690	*,e	Altri SGPS S.A.	406
650,437		Alumina Ltd	1,658
6,044,000	*,e	Aluminum Corp of China Ltd	5,733
949,140		Ambuja Cements Ltd	3,137
102,740	e	AMCOL International Corp	3,697
943,267		Amcor Ltd	6,886
92,732		American Vanguard Corp	805
192,075	*	Ampella Mining Ltd	597
386,000		AMVIG Holdings Ltd	298
50,748	*	Anadolu Cam Sanayii AS	116
299,500	*	Anatolia Minerals Development Ltd	2,752
1,894,720	e	Angang New Steel Co Ltd	2,594
8,804		Anglo American plc	457
3,380,374		Anglo American plc (London)	173,700
135,355	e	Anglo Platinum Ltd	13,914
520,811		AngloGold Ashanti Ltd	24,958
1,400,870	e	Anhui Conch Cement Co Ltd	8,765
46,400		ANN JOO Resources BHD	44
939,459		Antofagasta plc	20,479
138,730	*	Anvil Mining Ltd	906
58,000	*,e	APERAM	2,330
127,941		Aptargroup, Inc	6,414
820,901		Aquarius Platinum Ltd	4,575
347,782	*,e	Arafura Resources Ltd	451
121,834		ArcelorMittal	4,405
138,917	e	Arch Chemicals, Inc	5,778
726,812		Arkema	66,078
2,819,672	e	Asahi Kasei Corp	18,991
94,000		Asahi Organic Chemicals Industry Co Ltd	261
2,428,248		Ashland, Inc	140,256
182,500		Asia Cement China Holdings Corp	114
1,040		Asia Cement Co Ltd	44
2,686,070		Asia Cement Corp	3,017
23,000		Asia Polymer	40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,394		Associated Cement Co Ltd	$2,081
120,190	*	Aston Resources Pty Ltd	1,174
112,900	*	Atlas Consolidated Mining & Development	41
1,165,817	*	Atlas Iron Ltd	4,496
119,700	*	Augusta Resource Corp	606
186,194	*,e	Aura Minerals, Inc	544
19,679	e	Auriga Industries (Class B)	345
234,097	*	Aurizon Mines Ltd	1,647
608,127		Ausdrill Ltd	2,389
231,192	*	Avocet Mining plc	909
327,935	*	B2Gold Corp	1,008
257	*	Bagfas Bandirma Gubre Fabrik	30
121,108		Balchem Corp	4,544
622,128		Ball Corp	22,303
84,704		Ballarpur Industries Ltd	69
1,203,365		Barrick Gold Corp	62,467
2,118,608		Barrick Gold Corp (Canada)	110,114
2,031,989		BASF AG.	175,391
2,138		BASF India Ltd	29
3,125		Baticim Bati Anadolu Cimento Sanayii AS.	16
2,534		Bayer CropScience Ltd	52
1,600,000		BBMG Corp	2,617
219,311		Bemis Co, Inc	7,196
12,998		Berger Paints India Ltd	26
4,720,150	e	BHP Billiton Ltd	226,554
3,059,733		BHP Billiton plc	121,137
1,487,886		Bhushan Steel Ltd	14,559
243,717		Billerud AB	2,758
505,549		BlueScope Steel Ltd	1,032
1,120	*	BNG Steel Co Ltd	14
335,283	e	Boise, Inc	3,071
1,169,339	e	Boliden AB	25,158
64,335		Bolu Cimento Sanayii	70
542,071	e	Boral Ltd	2,801
1,131,000	*	Borneo Lumbung Energi & Metal	214
8,539		Borusan Mannesmann Boru Sanayi	93
447,991	*	Boryszew S.A.	347
329,193		Bradespar S.A.	8,630
242,628	*	Braskem S.A.	3,216
118,620	*,e	Brockman Resources Ltd	726
95,757	*,e	Brush Engineered Materials, Inc	3,907
218,483		Buckeye Technologies, Inc	5,949
18,067		Bursa Cimento	55
102,997	e	Buzzi Unicem S.p.A.	1,497
161,779		Buzzi Unicem S.p.A. RSP	1,353
8,100		C Uyemura & Co Ltd	386
351,601	e	Cabot Corp	16,276
217,668	*	Caledon Resources plc	332
241,670	*,e	Calgon Carbon Corp	3,838
252,168	*	Canfor Corp	3,849
124,842		CAP S.A.	6,064
291,926	*,e	Capital Gold Corp	1,877

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,520		Capro Corp	$215
576,900	*	Capstone Mining Corp	2,624
86,744		Carpenter Technology Corp	3,705
93,652		Cascades, Inc	729
71,010	*,e	Castle (A.M.) & Co	1,341
56,281		CCL Industries	1,834
677,675	e	Celanese Corp (Series A)	30,068
81,180	e	Cementir S.p.A.	243
491,932		Cementos Argos S.A.	2,855
51,814		Cementos Lima S.A.	74
23,119		Cementos Portland Valderrivas S.A.	486
16,508,531	*,e	Cemex S.A. de C.V.	14,753
1,353,317	*,e	Centamin Egypt Ltd	2,941
416,149		Centerra Gold, Inc	7,469
320,586	*	Century Aluminum Co	5,989
16,753		Century Textile & Industries Ltd	132
755,179		CF Industries Holdings, Inc	103,301
88,532		Chambal Fertilizers & Chemicals Ltd	157
66,094		Cheil Industries, Inc	7,009
352,000		Cheng Loong Corp	166
171,000		Chia Hsin Cement Corp	98
244,000		Chiho-Tiande Group Ltd	233
3,490,000		China BlueChemical Ltd	2,855
198,000	m	China Forestry Holdings Ltd	75
28,000		China General Plastics Corp	13
66,000	*	China Glass Holdings Ltd	60
20,000	*	China Glaze Co Ltd	18
2,078,000	*	China Grand Forestry Resources Group Ltd	58
15,000	*	China Hi-ment Corp	20
199,000	*	China Manmade Fibers Corp	106
71,000		China Metal Products	72
141,600	e	China Metal Recycling Holdings Ltd	170
666,000	*	China Mining Resources Group Ltd	12
2,377,861		China National Building Material Co Ltd	8,716
208,000		China Nickel Resources Holding Co Ltd	33
2,298,000	*	China Petrochemical Development Corp	2,922
750,000	*	China Precious Metal Resources Holdings Co Ltd	164
152,000	*,e	China Rare Earth Holdings Ltd	67
3,522,000	*,e	China Resources Cement Holdings Ltd	3,490
3,166,000	e	China Shanshui Cement Group Ltd	2,952
84,000		China Steel Chemical Corp	448
13,525,279		China Steel Corp	16,168
141,500		China Sunshine Paper Holdings Co Ltd	36
238,000		China Synthetic Rubber Corp	226
112,000	*	China Vanadium Titano-Magnetite Mining Co Ltd	48
568,000		China XLX Fertiliser Ltd	187
3,154,800	e	China Zhongwang Holdings Ltd	1,484
136,000	*	Chongqing Iron & Steel Co Ltd	34
1,759,031		Christian Hansen Holding	39,894
513,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	250
111,000	e	Chuetsu Pulp & Paper Co Ltd	200

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,000		Chugoku Marine Paints Ltd	$646
199,000		Chun Yuan Steel	105
114,000	*	Chung Hung Steel Corp	69
30,000	*	Chung Hwa Pulp Corp	17
289,625		Cia de Minas Buenaventura S.A. (ADR) (Series B)	12,445
32,257	*	Cia Minera Atacocha S.A.	15
38,900	*	Cia Minera Autlan SAB de C.V.	118
935,636		Cia Siderurgica Nacional S.A.	15,290
8,381	*	Ciech S.A.	79
10,067		Ciments Francais S.A.	1,016
57,350	e	Cimpor Cimentos de Portugal S.A.	415
27,601		Cimsa Cimento Sanayi Ve Tica	181
351,204	*	Clariant AG.	6,327
1,434		Clariant Chemicals India Ltd	21
71,324	*,e	Clearwater Paper Corp	5,806
851,923		Cleveland-Cliffs, Inc	83,727
602,213	*,e	Coal of Africa Ltd	720
462,222	*	Coeur d’Alene Mines Corp	16,076
128,700	*	Colossus Minerals, Inc	1,085
222,533	e	Commercial Metals Co	3,843
86,132	*	Companhia Vale do Rio Doce	0	^
306,160		Companhia Vale do Rio Doce (ADR)	10,210
83,003	m	Compania de Minas Buenaventura S.A.	3,524
98,418		Compass Minerals International, Inc	9,205
66,300		Confab Industrial S.A.	179
274,307	*	Consolidated Thompson Iron Mines Ltd	4,850
450	*	Corinth Pipeworks S.A.	1
65,957		Corp Aceros Arequipa S.A.	76
39,000	*	Corp Durango SAB de C.V.	38
151,000		CPMC Holdings Ltd	91
264,754		CRH plc	6,083
285,763		Croda International plc	7,695
170,900	*	Cronus Resources Ltd	1,539
1,568,799	*	Crown Holdings, Inc	60,525
56,800		CSC Steel Holdings BHD	33
140,972	*,m	Cudeco Ltd	451
785,699		Cytec Industries, Inc	42,718
4,220		Daehan Steel Co Ltd	39
144,000	e	Dai Nippon Toryo Co Ltd	192
799,892		Daicel Chemical Industries Ltd	4,937
378,890	e	Daido Steel Co Ltd	2,157
91,000		Daiken Corp	335
201,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	973
1,208,675		Dainippon Ink and Chemicals, Inc	2,811
107,872	e	Daio Paper Corp	826
90,000		Daiso Co Ltd	309
71,000	*	Danhua Chemical Technology Co Ltd	78
22,960		DC Chemical Co Ltd	10,325
8,695		Deepak Fertilizers & Petrochemicals Corp Ltd	31
45,864	e	Deltic Timber Corp	3,066
623,008		Denki Kagaku Kogyo KK	3,075

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,032	*	Detour Gold Corp	$3,448
521,482		Domtar Corporation	47,862
4,610	*	Dongbu HiTek Co Ltd	68
5,560		Dongbu Steel Co Ltd	50
768		Dongil Industries Co Ltd	54
8,537		Dongjin Semichem Co Ltd	47
13,497		Dongkuk Industries Co Ltd	52
53,770		Dongkuk Steel Mill Co Ltd	1,933
308,000		Dongyue Group	250
7,114,152	e	Dow Chemical Co	268,560
100,773	e	Dowa Holdings Co Ltd	628
59,172		DRDGOLD Ltd	30
1,072,767		DS Smith plc	3,428
504,921		DSM NV	31,044
3,354,430		Du Pont (E.I.) de Nemours & Co	184,393
501,860		DuluxGroup Ltd	1,406
138,400	*	Dundee Precious Metals, Inc	1,243
45,300		Dynasty Ceramic PCL	80
138,855	e	Eagle Materials, Inc	4,202
27,000		Earth Chemical Co Ltd	905
1,376,185	*	Eastern Platinum Ltd	1,845
1,159,459		Eastman Chemical Co	115,157
1,186,838		Ecolab, Inc	60,552
423,015	*	ECU Silver Mining, Inc	428
29,000	*	EFUN Technologies Co Ltd	46
502		EG Corp	15
2,735	*	Egyptian Financial & Industrial Co	7
8,574		EID Parry India Ltd	41
249,399	*	El Ezz Steel Co	438
611,377		Eldorado Gold Corp	9,970
620,438		Elementis plc	1,512
53,548	*	Empresa Siderurgica del Peru SAA	32
206,624		Empresas CMPC S.A.	10,121
11,236	*	EMS-Chemie Holding AG.	2,098
5,005,883	*	Equinox Minerals Limited	29,638
–	*,e	Equinox Minerals Ltd	0	^
30,692	e	Eramet	11,343
146,673	*	Ercros S.A.	198
1,042,293	*	Eregli Demir ve Celik Fabrikalari TAS	2,792
168,958	*	Eregli Demir ve Celik Fabrikalari TAS	425
964,757		Eternal Chemical Co Ltd	1,139
20,700		Eternit S.A.	142
12,331	*	Eugene Corp	51
723,630		Eurasian Natural Resources Corp	10,861
164,098	*	European Goldfields Ltd	2,072
16,229		Everest Kanto Cylinder Ltd	28
93,200		Evergreen Fibreboard BHD	46
98,000		Everlight Chemical Industrial Corp	101
34,804	*,f	Evraz Group S.A. (GDR) (purchased 12/06/10, cost $1,329)	1,382
96,100	*	Exeter Newco	570
112,100	*	Exeter Resource Corp	597
578,050		Feng Hsin Iron & Steel Co	1,025

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,600		Ferbasa-Ferro Ligas DA Bahia	$131
244,441		Ferrexpo plc	1,691
2,878,261	*	Ferro Corp	47,750
128,172		Fertilizantes Fosfatados S.A.	1,244
10,500	*	Fertilizantes Heringer S.A.	64
295,559	*	Fibria Celulose S.A.	4,770
440,595		Filtrona plc	2,148
16,688		Finolex Industries Ltd	33
222,400	*	First Majestic Silver Corp	4,728
100,321		First Quantum Minerals Ltd	12,978
1,123,280	e	Fletcher Building Ltd	8,008
138,577		FMC Corp	11,769
4,190	*	Foosung Co Ltd	29
5,779,733		Formosa Chemicals & Fibre Corp	21,915
7,577,091		Formosa Plastics Corp	26,642
57,000		Formosan Rubber Group, Inc	54
129,000	*	Formosan Union Chemical	77
3,261,251		Fortescue Metals Group Ltd	21,609
2,454,200		Fosun International	1,883
22,400		FP Corp	1,187
138,448	e	Franco-Nevada Corp	5,082
5,918,702		Freeport-McMoRan Copper & Gold, Inc (Class B)	328,783
461,442	e	Fresnillo plc	11,406
108,000	*	Froch Enterprise Co Ltd	68
187,417	*	Fronteer Development Group, Inc	2,834
61,952		Frutarom Industries Ltd	658
8,094		Fuchs Petrolub AG.	1,093
17,457		Fuchs Petrolub AG. (Preference)	2,598
309,000		Fufeng Group Ltd	212
26,652		Fuji Seal International, Inc	554
23,200		Fujimi, Inc	321
261,000	e	Furukawa-Sky Aluminum Corp	759
5,017,800		Fushan International Energy Group Ltd	3,613
6,271,800	*	G J Steel PCL	52
4,035,000	*	G Steel PCL	99
308,088	*	Gabriel Resources Ltd	2,294
191,672	*	Gammon Gold, Inc	1,995
171,319	*	Gem Diamonds Ltd	771
270,649	*,e	General Moly, Inc	1,456
814,939	*,e	Georgia Gulf Corp	30,153
833,102		Gerdau S.A. Preference	10,302
717,281	*,e	Gindalbie Metals Ltd	842
44,186		Givaudan S.A.	44,434
269,422	e	Glatfelter	3,589
477,200	*	Gleichen Resources Ltd	896
297,874	e	Globe Specialty Metals, Inc	6,780
32,000	*	Gloria Material Technology Corp	33
175,000	e	Godo Steel Ltd	437
949,170		Gold Fields Ltd	16,560
87,982	f	Gold Wheaton Gold Corp (GDR) (purchased 12/31/10, cost $1,329)	843
1,213,613		Goldcorp, Inc	60,512
1,266,923	*	Golden Star Resources Ltd	3,763

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

363,238	*	Golden Star Resources Ltd (Toronto)	$1,072
3,002,800		Goldsun Development & Construction Co Ltd	1,321
348		Goltas Cimento	20
72,226	*,e	Graham Packaging Co, Inc	1,259
98,000		Grand Pacific Petrochemical	60
134,200	*	Grande Cache Coal Corp	1,422
326,968	*,e	Grange Resources Ltd	221
485,180	*	Graphic Packaging Holding Co	2,630
3,591		Grasim Industries Ltd	198
486,455	*	Great Basin Gold Ltd	1,279
27,000		Great China Metal Industry	30
197,748	*,b,e	Great Southern Ltd	25
65,255	e	Greif, Inc (Class A)	4,268
101,421	*	Greystar Resources Ltd	287
164,905	*	Grupo Empresarial Ence S.A.	614
5,660,280		Grupo Mexico S.A. de C.V. (Series B)	21,162
47,600	*	Grupo Simec SAB de C.V.	130
3,461	*	Gubre Fabrikalari TAS	35
7,097		Gujarat Flourochemicals	57
28,705		Gujarat Mineral Development Corp Ltd	87
9,476		Gujarat Narmada Valley Fertilizers Co Ltd	20
108,769		Gujarat NRE Coke Ltd	121
9,372		Gujarat State Fertilisers & Chemicals Ltd	72
15,699		Gulf Oil Corp Ltd	28
72,000		Gun-Ei Chemical Industry Co Ltd	202
1,116,712	*,e	Gunns Ltd	716
1,584	*	Gunns Ltd (Forest)	117
547		Gurit Holding AG.	389
105,742	*	Guyana Goldfields, Inc	1,027
19,660		H&R WASAG AG.	569
239,602	e	H.B. Fuller Co	5,147
2,873	*	Hadera Paper Ltd	211
11,600		Han Kuk Carbon Co Ltd	60
54,038	*	Hanfeng Evergreen, Inc	279
1,633		Hanil Cement Manufacturing	84
8,248		Hanjin P&C Co Ltd	61
1,190		Hankuk Paper Manufacturing Co Ltd	28
3,670		Hansol Paper Co	29
188,055		Hanwha Chemical Corp	7,415
103,767		Hanwha Corp	4,779
475,560	e	Harmony Gold Mining Co Ltd	7,013
128,872	*	Harry Winston Diamond Corp	2,076
43,675	e	Hawkins, Inc	1,794
77,714	e	Haynes International, Inc	4,309
287,571	*	Headwaters, Inc	1,697
1,334,533	*	Hecla Mining Co	12,118
5,127		HeidelbergCement AG.	357
10,260	*	HeidelbergCement India Ltd	10
2,148,000	e	Hidili Industry International Development Ltd	1,895
958,900	*	High River Gold Mines Ltd	1,078
218,817	*	Highland Gold Mining Ltd	598
2,022,903		Hindalco Industries Ltd	9,485

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

276,428	e	Hitachi Chemical Co Ltd	$5,631
42,671	e	Hitachi Metals Ltd	538
229,000	*	Ho Tung Chemical Corp	130
314,087	e	Hochschild Mining plc	3,243
61,726		Hoganas AB (Class B)	2,295
216,500	e	Hokuetsu Paper Mills Ltd	1,163
288,933		Holcim Ltd	21,715
40,086	e	Holmen AB (B Shares)	1,385
36,099		Honam Petrochemical Corp	12,732
191,682	*	Horsehead Holding Corp	3,268
20,000		Hsin Kuang Steel Co Ltd	22
2,429,000		Huabao International Holdings Ltd	3,735
55,100		Huaxin Cement Co Ltd	226
103,600	*	Hubei Sanonda Co Ltd	52
10,780		Huchems Fine Chemical Corp	247
341,292	e	HudBay Minerals, Inc	5,559
161,921		Huhtamaki Oyj	2,294
394,000	*,e	Hunan Non-Ferrous Metal Ltd	149
2,929,758		Huntsman Corp	50,919
33,823		Hyosung Corp	2,712
10,920		Hyundai Hysco	317
172,342		Hyundai Steel Co	21,969
389,906		IAMGOLD Corp	8,594
643,069		Iluka Resources Ltd	8,847
32,886	e	Imerys S.A.	2,412
841,904		Impala Platinum Holdings Ltd	24,325
30,700	*	Imperial Metals Corp	703
78,254	*	Impexmetal S.A.	136
3,278,691		Incitec Pivot Ltd	14,678
172,891	e	Independence Group NL	1,178
43,383		India Cements Ltd	93
353,408	*	Indophil Resources NL	236
1,850,378		Indorama Ventures PCL	3,211
51,100	*	Industrias CH SAB de C.V.	209
154,525		Industrias Penoles S.A. de C.V.	5,693
114,032		Inmet Mining Corp	8,016
91,382		Innophos Holdings, Inc	4,214
994,363	*	Integra Mining Ltd	479
165,208	e	International Flavors & Fragrances, Inc	10,292
1,692,750		International Paper Co	51,087
93,505	*	International Tower Hill Mines Ltd	938
536,118	*	Intrepid Mines Ltd	1,136
86,474	*,e	Intrepid Potash, Inc	3,011
490,714		Inversiones Argos S.A.	4,929
441,000	*,e	Ishihara Sangyo Kaisha Ltd	529
368,038	*	Ispat Industries Ltd	185
718,333		Israel Chemicals Ltd	11,825
2,766	*	Israel Corp Ltd	3,311
850		ISU Chemical Co Ltd	14
96,712	e	Italcementi S.p.A.	987
188,269		Italcementi S.p.A. RNC	994
9,144	e	Italmobiliare S.p.A.	367

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,723		Italmobiliare S.p.A. RSP	$1,497
114,249	*,e	Ivanhoe Australia Ltd	394
452,798	*	Ivanhoe Mines Ltd	12,419
4,889	*	Izmir Demir Celik Sanayi AS	18
364,723	*,e	Jaguar Mining, Inc	1,904
115,800	*,e	Jaguar Mining, Inc (Toronto)	606
27,589		JAI Corp Ltd	101
382,857	*	James Hardie Industries NV	2,411
284,526		JFE Holdings, Inc	8,331
2,244,000	e	Jiangxi Copper Co Ltd	7,475
17,532		Jindal Poly Films Ltd	165
21,232		Jindal Saw Ltd	97
3,756	*	Jindal South West Holdings Ltd	79
495,787		Jindal Steel & Power Ltd	7,767
218,000	*,e	Jinshan Gold Mines, Inc	1,239
30,270		Johnson Matthey plc	902
26,900		JSP Corp	497
291,301	e	JSR Corp	5,842
136,798		JSW Steel Ltd	2,811
135,294		K+S AG.	10,202
587,955	*,e	Kagara Zinc Ltd	374
63,042	e	Kaiser Aluminum Corp	3,105
176,513	*,e	Kalahari Minerals plc	664
350,504		Kaneka Corp	2,447
313,424	e	Kansai Paint Co Ltd	2,716
56,000		Kanto Denka Kogyo Co Ltd	417
193,430	*,e	Kapstone Paper and Packaging Corp	3,321
12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	10
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	24
188		Kartonsan Karton Sanayi	25
43,322	e	Kazakhmys plc	967
175,110	e	Kemira Oyj	2,827
4,922		Kemrock Industries & Exports Ltd	59
367,499		KGHM Polska Miedz S.A.	23,311
137,900		Kian JOO CAN Factory BHD	97
172,345	e	Kingsgate Consolidated Ltd	1,550
1,683,017		Kinross Gold Corp	26,526
161,800		Kinsteel BHD	47
79,538	*	Kirkland Lake Gold, Inc	1,110
2,380		KISCO Corp	67
570		KISCO Holdings Co Ltd	22
2,670		KISWIRE Ltd	98
1,015,165		Klabin S.A.	4,104
340,087	*,e	KME Group S.p.A.	169
25,166	e	KMG Chemicals, Inc	495
35,000		Koatsu Gas Kogyo Co Ltd	210
2,852,059	e	Kobe Steel Ltd	7,384
330		Kolon Corp	9
5,569		Kolon Industries, Inc	372
100		Konya Cimento Sanayii	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,486		Koppers Holdings, Inc	$4,974
2,624		Korea Kumho Petrochemical	357
624		Korea Petrochemical Ind Co Ltd	67
12,372		Korea Zinc Co Ltd	4,499
9,367		Koza Altin Isletmeleri AS	123
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	48
12,570		KP Chemical Corp	310
550		KPX Chemical Co Ltd	28
1,281		KPX FINE CHEMICA	57
73,053	*,e	Kraton Polymers LLC	2,794
109,000	e	Krosaki Harima Corp	441
2,130		Kukdo Chemical Co Ltd	110
259,779	e	Kumba Iron Ore Ltd	18,352
294,312		Kumba Resources Ltd	7,185
54,000	e	Kumiai Chemical Industry Co Ltd	160
300,018	e	Kuraray Co Ltd	3,874
163,000		Kureha CORP	766
21,200	e	Kyoei Steel Ltd	374
387,725	*	La Seda de Barcelona S.A. (Class B)	43
556,020		Lafarge Malayan Cement BHD	1,357
66,936		Lafarge S.A.	4,172
495,100	*	Lake Shore Gold Corp	2,089
116,857	*	Landec Corp	760
2,693,646		Lanxess AG.	201,885
1,032,000		Lee & Man Holding Ltd	1,191
2,611,000	e	Lee & Man Paper Manufacturing Ltd	1,784
520,958		LEE Chang Yung Chem IND Corp	1,495
92,437		LG Chem Ltd	38,676
14,386		LG Chem Ltd	2,141
126,687		Linde AG.	20,002
40,000		Lingbao Gold Co Ltd	33
24,300		Lingui Development BHD	15
126,900	e	Lintec Corp	3,595
98,000		Lion Diversified Holdings BHD	15
113,200		Lion Industries Corp BHD	67
5,700		Lock & Lock Co Ltd	199
156,745	*,e	London Mining plc	944
225,000		Long Chen Paper Co Ltd	91
12,195	e	Lonmin plc	333
231,000		Loudong General Nice Resources China Holdings Ltd	31
1,175,692	*	Louisiana-Pacific Corp	12,345
73,871	*	LSB Industries, Inc	2,928
295,894		Lubrizol Corp	39,638
142,000		Luks Group Vietnam Holdings Ltd	42
398,000	e	Lumena Resources Corp	143
871,870	*	Lundin Mining Corp	7,239
2,473,805	*,e	Lynas Corp Ltd	5,762
3,030,000	e	Maanshan Iron & Steel	1,639
4,387,486	e	MacArthur Coal Ltd	52,616
672,203		Madeco S.A.	39
61,469	*	MAG. Silver Corp	734
98,940		Major Drilling Group International	1,681

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,460		Makhteshim-Agan Industries Ltd	$921
1,014	*	Managem	101
19,172		Mardin Cimento Sanayii	98
279,237		Marshalls plc	511
140,445	e	Martin Marietta Materials, Inc	12,593
35,290	e	Maruichi Steel Tube Ltd	873
759,108	*	Masisa S.A.	118
97,000		Mayer Steel Pipe Corp	69
18,552		Mayr-Melnhof Karton AG.	2,167
652,835		MeadWestvaco Corp	19,800
510,436		Mechel Steel Group OAO (ADR)	15,716
218,473	e	Medusa Mining Ltd	1,583
678,298		Merafe Resources Ltd	148
269,000	*,e	Mercator Minerals Ltd	932
11,617	*	METabolic EXplorer S.A.	103
90,136	*,e	Metals USA Holdings Corp	1,476
356,600		Metalurgica Gerdau S.A.	5,321
132,600		Methanex Corp	4,122
436,921	*	Metorex Ltd	417
1,244,332		Mexichem SAB de C.V.	4,660
959,000	e	Midas Holdings Ltd	571
60,700	*	Migao Corp	474
1,977,526	e	Minara Resources Ltd	1,566
522,838		Mincor Resources NL	744
109,697	*	Minefinders Corp	1,447
256,500	*	Minera Andes, Inc	780
806,537	*,e	Minera Frisco SAB de C.V.	3,521
106,185	*	Mineral Deposits Ltd	799
110,379		Minerals Technologies, Inc	7,563
336,000	*,e	Minmetals Resources Ltd	272
18,816		Miquel y Costas & Miquel S.A.	589
612,404	*	Mirabela Nickel Ltd	1,241
2,481,833		Mitsubishi Chemical Holdings Corp	15,633
314,687	e	Mitsubishi Gas Chemical Co, Inc	2,256
1,829,391	e	Mitsubishi Materials Corp	6,196
400,000	e	Mitsubishi Paper Mills Ltd	424
259,000		Mitsubishi Steel Manufacturing Co Ltd	839
3,070,910	e	Mitsui Chemicals, Inc	10,900
2,139,077		Mitsui Mining & Smelting Co Ltd	7,439
286,500	e	Mitsui Mining Co Ltd	572
212,395	e	Mittal Steel South Africa Ltd	2,821
1,075,249		MMC Norilsk Nickel (ADR)	28,465
286,218	*	MMX Mineracao e Metalicos S.A.	1,799
1,352		MNTech Co Ltd	14
118,092	*,e	Molycorp, Inc	7,088
64,858		Mondi Ltd	635
603,813	e	Mondi plc	5,804
2,148		Monnet Ispat & Energy Ltd	25
3,095,496	e	Monsanto Co	223,682
5,190		Moorim P&P Co Ltd	64
4,050		Moorim Paper Co Ltd	30
479,095		Mosaic Co	37,729

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,482,094	*	Mount Gibson Iron Ltd	$3,047
262,570	*	M-real Oyj (B Shares)	1,145
432,570	*,e	Murchison Metals Ltd	444
61,987	*	Mvelaphanda Resources Ltd	352
170,133		Myers Industries, Inc	1,689
105,633		Mytilineos Holdings S.A.	815
120,986		Nagarjuna Fertilizers & Chemicals	76
124,000	*,e	Nakayama Steel Works Ltd	173
247,661	e	Nalco Holding Co	6,764
5,750		Namhae Chemical Corp	82
167,254		Nampak Ltd	544
8,180,057		Nan Ya Plastics Corp	24,078
150,000		Nantex Industry Co Ltd	127
90,883	e	Neenah Paper, Inc	1,997
305,600	*	Neo Material Technologies Inc	2,941
37,100		Neturen Co Ltd	325
271,400	*	Nevsun Resources Ltd	1,540
734,402	*	New Gold, Inc	8,643
1,872,323	e	New World Resources NV	30,774
1,234,748		Newcrest Mining Ltd	50,865
41,702	e	NewMarket Corp	6,598
1,363,337		Newmont Mining Corp	74,411
440,000	*	Nickel Asia Corp	206
61,000	e	Nihon Nohyaku Co Ltd	281
63,874		Nihon Parkerizing Co Ltd	883
116,000	e	Nihon Yamamura Glass Co Ltd	327
2,923,000	e	Nine Dragons Paper Holdings Ltd	3,498
142,000	e	Nippon Denko Co Ltd	861
285,000		Nippon Kayaku Co Ltd	2,586
102,000	e	Nippon Koshuha Steel Co Ltd	128
679,000	e	Nippon Light Metal Co Ltd	1,338
181,000	e	Nippon Metal Industry Co Ltd	206
407,523		Nippon Paint Co Ltd	2,737
155,471	*,e	Nippon Paper Group, Inc	3,312
288,000		Nippon Shokubai Co Ltd	3,604
182,000		Nippon Soda Co Ltd	751
3,801,815	e	Nippon Steel Corp	12,162
67,810	e	Nippon Synthetic Chemical Industry Co Ltd	419
194,000		Nippon Valqua Industries Ltd	546
149,500	e	Nippon Yakin Kogyo Co Ltd	338
203,451	e	Nissan Chemical Industries Ltd	2,107
170,253		Nisshin Steel Co Ltd	366
139,000		Nittetsu Mining Co Ltd	697
334,031		Nitto Denko Corp	17,700
296,876	*	Nkwe Platinum Ltd	84
45,222		NL Industries, Inc	672
218,000	e	NOF Corp	997
166,501	*	Noranda Aluminium Holding Corp	2,672
29,985	*	Norbord, Inc	465
49,507		Norddeutsche Affinerie AG.	2,636
34,063		Norsk Hydro ASA	279
221,100	*,e	Norske Skogindustrier ASA	715

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

155,822	*	North American Palladium Ltd	$1,021
2,460,000	*	North Mining Shares Co Ltd	87
136,819	e	Northam Platinum Ltd	888
77,963	*	Northern Dynasty Minerals	1,173
205,853	*,e	Northern Iron Ltd	367
402,658	*	Northgate Minerals Corp	1,096
202,049	*,e	Novagold Resources, Inc	2,620
136,484	f	Novolipetsk Steel (GDR) (purchased 05/18/06, cost $4,151)	5,996
5,048	e	Novozymes AS (B Shares)	771
606,129	e	Nucor Corp	27,894
236,670	*,e	Nufarm Ltd	1,264
550,180	e	Nuplex Industries Ltd	1,301
86,450	*	Nyrstar	1
209,958		Nyrstar	3,025
34,000	*	Ocean Plastics Co Ltd	23
399,900	*	OceanaGold Corp	1,105
10,300	e	Ohara, Inc	117
1,946,384	e	OJI Paper Co Ltd	9,244
94,000		Okamoto Industries, Inc	344
336,378		Olin Corp	7,710
42,271	e	Olympic Steel, Inc	1,387
154,120	*	OM Group, Inc	5,632
350,588	e	OM Holdings Ltd	507
12,542	*	Omnia Holdings Ltd	136
325,348	*	Omnova Solutions, Inc	2,560
2,042,705		OneSteel Ltd	5,151
1,109,473		Orica Ltd	30,293
106,000		Oriental Union Chemical Corp	149
155		Orissa Minerals Development Co Ltd	171
20,000		Osaka Steel Co Ltd	370
498,783	*	Osisko Mining Corp	7,182
4,900	e	Outokumpu Oyj	85
318,636	*	Owens-Illinois, Inc	9,620
8,072,435	e	Oxiana Ltd	13,330
229,507	e	Pacific Metals Co Ltd	1,699
16,900	e	Pack Corp	290
388,658		Packaging Corp of America	11,228
4,050		Palabora Mining Co Ltd	84
113,882	e	Pan American Silver Corp	4,230
5,244,467	*	Pan Australian Resources Ltd	4,264
159,438	*	Papeles y Cartones de Europa S.A.	957
879,813	*	PaperlinX Ltd	323
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS.	19
1,030	*,e	Penford Corp	6
373,349	*	Perilya Ltd	249
577,688	*	Perseus Mining Ltd	1,847
228,229	e	Peter Hambro Mining plc	3,653
107,665	*	Petkim Petrokimya Holding	164
506,462	*	Petra Diamonds Ltd	1,292
848,000	*	PetroAsian Energy Holdings Ltd	42
3,102,100	*	Petronas Chemicals Group BHD	7,415
264,041	*,e,m	Pike River Coal Ltd	177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

412,977	*,e	Platinum Australia Ltd	$252
143,273	*,f	Polymetal (GDR) (purchased 06/30/09, cost $1,447)	2,708
655,777		PolyOne Corp	9,319
26,566		Polyus Gold Co (ADR)	933
81,002	e	Polyus Gold Co (ADR) (London)	2,851
2,270		Poongsan	78
3,640		Poongsan Corp	153
190,633	e	Portucel Empresa Produtora de Pasta e Papel S.A.	669
99,069		POSCO	45,455
420		POSCO Coated & Color Steel Co Ltd	11
1,164		POSCO Refractories & Environment Co Ltd	151
1,386,347		Potash Corp of Saskatchewan Toronto	81,779
785,763	e	PPG Industries, Inc	74,812
13,428	*	Prakash Industries Ltd	25
642,009	e	Praxair, Inc	65,228
127,400	*	Premier Gold Mines Ltd	945
709,779		Pretoria Portland Cement Co Ltd	2,515
22,454		Prism Cement Ltd	27
4,434,500		PT Aneka Tambang Tbk	1,169
734,500	*	PT Barito Pacific Tbk	81
2,266,000	*	PT Darma Henwa Tbk	16
669,500	*	PT Indah Kiat Pulp and Paper Corp Tbk	131
2,241,800		PT Indocement Tunggal Prakarsa Tbk	4,208
15,687,000		PT International Nickel Indonesia Tbk	8,584
4,239,500		PT Semen Gresik Persero Tbk	4,427
609,000		PT Timah Tbk	194
454,500		PTT Chemical PCL	2,220
267,161	*	Quadra Mining Ltd	3,723
50,226		Quaker Chemical Corp	2,018
78,900	*	Queenston Mining, Inc	521
144,000	*,m	Qunxing Paper Holdings Co Ltd	40
1,133		Rallis India Ltd	33
5,422	e	Randgold Resources Ltd	438
3,220	e	Rautaruukki Oyj	77
75,000	*,e	Real Gold Mining Ltd	106
79,319		Recticel S.A.	885
22,700	*,e	Recylex S.A.	215
3,769,000		Regent Pacific Group Ltd	160
431,917	*	Regis Resources Ltd	1,006
392,998		Reliance Steel & Aluminum Co	22,707
425,000	e	Rengo Co Ltd	2,775
529,433	*,e	Resolute Mining Ltd	682
181,304		Rexam plc	1,057
35,465	*	RHI AG.	1,278
211,691		Rhodia S.A.	6,200
1,396,247	e	Rio Tinto Ltd	122,378
3,835,638		Rio Tinto plc	271,172
55,500	e	Rio Tinto plc (ADR)	3,947
183,598	e	Rock-Tenn Co (Class A)	12,733
293,280	*	Rockwood Holdings, Inc	14,435
160,880	e	Royal Gold, Inc	8,430
251,866		RPM International, Inc	5,977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,025	*,e	RTI International Metals, Inc	$4,455
295,600	*	Rubicon Minerals Corp	1,531
21,754		Sa des Ciments Vicat	1,848
195,500	*	Sabina Gold & Silver Corp	1,178
750,240	*	Sahaviriya Steel Industries PCL	32
171,000	e	Sakai Chemical Industry Co Ltd	840
776,810		Sally Malay Mining Ltd	1,824
1,594		Salzgitter AG.	126
5,423		Samsung Fine Chemicals Co Ltd	395
147,047	*	Sandfire Resources NL	1,042
126,000	e	Sanyo Chemical Industries Ltd	1,078
193,000	*	Sanyo Special Steel Co Ltd	1,031
728,935	*,e	Sappi Ltd	3,858
190,000	*	SATERI HOLDINGS Ltd	164
599,084		Satipel Industrial S.A.	6,330
36,335	*	Schmolz + Bickenbach AG.	368
806,689		Schnitzer Steel Industries, Inc (Class A)	52,443
80,970		Schweitzer-Mauduit International, Inc	4,098
138,386	e	Scotts Miracle-Gro Co (Class A)	8,006
42,100	*,e	Seabridge Gold, Inc	1,332
4,960		Seah Besteel Corp	223
295		SeAH Holdings Corp	35
1,356		SeAH Steel Corp	94
333,607		Sealed Air Corp	8,894
757,000		Sekisui Plastics Co Ltd	2,978
558,700	*	SEMAFO, Inc	5,354
198,733		Semapa-Sociedade de Investimento e Gestao	2,374
191,877	*,e	Senomyx, Inc	1,159
218,976		Sensient Technologies Corp	7,848
56,913	*	Sentula Mining Ltd	23
27,948	e	Sequana	491
513,385		Sesa Goa Ltd	3,353
17,000		Sesoda Corp	20
310,482	e,f	Severstal (GDR) (purchased 04/23/07, cost $4,139)	6,087
243,100	*	Shanghai Chlor-Alkali Chemical Co Ltd	139
19,200	*	Shanghai Yaohua Pilkington Glass Co Ltd	18
32,000		Sheng Yu Steel Co Ltd	23
545,165	e	Sherritt International Corp	4,476
352,737		Sherwin-Williams Co	29,626
63,000	*	Shihlin Paper Corp	124
47,000		Shikoku Chemicals Corp	290
538,880		Shin-Etsu Chemical Co Ltd	26,820
60,200		Shin-Etsu Polymer Co Ltd	360
234,000		Shinkong Synthetic Fibers Corp	104
2,372		Shinwha Intertek Corp	18
44,000		Shiny Chemical Industrial Co Ltd	72
260,000		Shougang Concord Century Holdings Ltd	26
682,000	*,e	Shougang Concord International Enterprises Co Ltd	94
1,197,067	e	Showa Denko KK	2,408
407,700		Siam Cement PCL reg	5,108
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	203
353,428	e	Sigma-Aldrich Corp	22,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,000	*	Sijia Group Co	$23
2,303		Sika AG.	5,534
302,129	e	Silgan Holdings, Inc	11,523
210,324	*,e	Silver Lake Resources Ltd	453
145,542	*,e	Silver Standard Resources, Inc	4,562
468,513		Silver Wheaton Corp	20,355
368,919	e	Silvercorp Metals, Inc	5,369
217,665	*	Simmer & Jack Mines Ltd	24
132,905	e	Sims Group Ltd	2,400
1,470,000	*	Sino Union Energy Investment Group Ltd	125
3,720,000	*,e	Sinochem Hong Kong Holding Ltd	1,599
279,211	*,e	Sino-Forest Corp	7,286
88,000		Sinon Corp	40
11,628,600		Sinopec Shanghai Petrochemical Co Ltd	5,469
4,909		SK Chemicals Co Ltd	287
6,390		SKC Co Ltd	301
1,028,872	*	Smurfit Kappa Group plc	13,050
79,584	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	180
134,677		Sociedad Quimica y Minera de Chile S.A. (Class B)	7,458
4,088		Societe Internationale de Plantations d’Heveas S.A.	504
2,070		SODIFF Advanced Materials Co Ltd	253
74,000		Solar Applied Materials Technology Co	173
527,785	*	Solutia, Inc	13,406
171,387		Solvay S.A.	20,318
71,427	*,e	Sonae Industria SGPS S.A.	160
2,800		Songwon Industrial Co Ltd	40
616,821	e	Sonoco Products Co	22,348
79,105		South Valley Cement	65
60,000		Southeast Cement Co Ltd	29
711,384	e	Southern Copper Corp (NY)	28,647
203,940	*	Spartech Corp	1,479
109,222	*,e	Sprott Resource Corp	605
6,854		Ssab Svenskt Stal AB (Series A)	108
12,950	*	Ssangyong Cement Industrial Co Ltd	96
2,005		SSCP Co Ltd	7
753,387	*	St Barbara Ltd	1,697
17,200		ST Corp	190
224,600	*	St. Andrew Goldfields Ltd	246
853,517		Steel Authority Of India	3,245
420,499	e	Steel Dynamics, Inc	7,893
11,900		Stella Chemifa Corp	469
17,500		Stella-Jones, Inc	730
33,594	e	Stepan Co	2,436
55,376		Sterling Biotech Ltd	118
1,891,588		Sterlite Industries India Ltd	7,364
217,323	*	Stillwater Mining Co	4,983
3,438		STO AG.	597
1,640,093	e	Stora Enso Oyj (R Shares)	19,525
122,780	*,e	STR Holdings, Inc	2,355
91,277	*	Sujana Towers Ltd	65
875,221	e	Sumitomo Bakelite Co Ltd	5,388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,235,695	e	Sumitomo Chemical Co Ltd	$6,174
418,000	*	Sumitomo Light Metal Industries Ltd	486
1,756,567	e	Sumitomo Metal Industries Ltd	3,927
904,540		Sumitomo Metal Mining Co Ltd	15,550
1,081,193	e	Sumitomo Osaka Cement Co Ltd	3,127
61,000		Sumitomo Seika Chemicals Co Ltd	317
25,212	e	Sumitomo Titanium Corp	1,733
3,011,979	*	Sundance Resources Ltd	1,444
6,840	*	Sungshin Cement Co Ltd	23
25,000		Super Dragon Technology Co Ltd	38
3,219		Supreme Industries Ltd	11
546,963		Suzano Papel e Celulose S.A.	5,042
504,020	e	Svenska Cellulosa AB (B Shares)	8,111
173,486		Symrise AG.	5,071
135,352		Syngenta AG.	44,034
235,698	*	Synthos S.A.	332
29,500	e	T Hasegawa Co Ltd	480
225,000		TA Chen Stainless Pipe	156
7,260		Tae Kyung Industrial Co Ltd	30
166		Taekwang Industrial Co Ltd	197
150,500	*	Tahoe Resources, Inc	3,043
1,604,553	e	Taiheiyo Cement Corp	2,687
4,758,730		Taiwan Cement Corp	5,743
1,136,500		Taiwan Fertilizer Co Ltd	3,343
94,000		Taiwan Hon Chuan Enterprise Co Ltd	236
20,000	*	Taiwan Pulp & Paper Corp	12
171,000		Taiwan Styrene Monomer	79
22,900	e	Taiyo Ink Manufacturing Co Ltd	705
229,695	e	Taiyo Nippon Sanso Corp	1,916
103,000		Takasago International Corp	566
90,000		Takiron Co Ltd	376
222,395	*,e	Talvivaara Mining Co plc	2,075
12,000	e	Tanaka Chemical Corp	128
27,000	*	Tang Eng Iron Works Co Ltd	27
120,154	*,e	Tanzanian Royalty Exploration Corp	767
440,859	*	Taseko Mines Ltd	2,619
524,313		Tata Steel Ltd	7,318
751,400	*	Tata Steel Thailand PCL	39
9,758		Tatung Fine Chemical Co	20
448,000		TCC International Holdings Ltd	224
3,038		Technosemichem Co Ltd	107
1,126,299		Teck Cominco Ltd	59,701
7,653,740	e	Teijin Ltd	34,242
336,255		Temple-Inland, Inc	7,868
22,400	e	Tenma Corp	248
248,300	*	Teranga Gold Corp	648
63,367		Ternium S.A. (ADR)	2,277
70,150		Tessenderlo Chemie NV	2,515
88,016	e	Texas Industries, Inc	3,981
42,480	*,e	Texas Petrochemicals, Inc	1,226
44,700		Thai Plastic & Chemical PCL	42
738,500	*	Thompson Creek Metals Co, Inc	9,261

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

214,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	$2,693
65,000		Thye Ming Industrial Co Ltd	90
12,201		ThyssenKrupp AG.	497
19,000		Tiangong International Co Ltd	17
36,799	*	Tikkurila Oy	837
37,440		Time Technoplast Ltd	47
13,377	*	Tire Kutsan Oluklu Mukavva	14
73,935		Titan Cement Co S.A.	1,846
398,288	*,e	Titanium Metals Corp	7,400
354,000	e	Toagosei Co Ltd	1,826
40,000	e	Toda Kogyo Corp	357
42,400	e	Toho Titanium Co Ltd	1,085
296,000	e	Toho Zinc Co Ltd	1,380
485,000		Tokai Carbon Co Ltd	2,413
236,563	e	Tokuyama Corp	1,263
54,300		Tokyo Ohka Kogyo Co Ltd	1,120
178,000	e	Tokyo Rope Manufacturing Co Ltd	670
519,181	e	Tokyo Steel Manufacturing Co Ltd	6,058
384,000		Ton Yi Industrial Corp	209
18,613	*	Tong Yang Major Corp	36
246,000	e	Topy Industries Ltd	644
1,102,650	e	Toray Industries, Inc	8,004
1,256,221	e	Tosoh Corp	4,519
353,000		Toyo Ink Manufacturing Co Ltd	1,806
131,000		Toyo Kohan Co Ltd	725
124,421		Toyo Seikan Kaisha Ltd	2,037
372,400		TPI Polene PCL	148
2,898,500		TSRC Corp	7,435
122,685	e	Tubacex S.A.	505
127,313	*,e	Tubos Reunidos S.A.	417
856,676		Tung Ho Steel Enterprise Corp	994
2,042,795		UBE Industries Ltd	6,503
29,374		Uflex Ltd	94
99,998		Ultra Tech Cement Ltd	2,537
52,354		Umicore	2,597
34,600	*	Uniao de Industrias Petroquimicas S.A.	10
2,185		Unid Co Ltd	133
1,610		Union Steel	34
30,000	*	Unipetrol	302
308,723		United Phosphorus Ltd	1,036
10,223	*,e	United States Lime & Minerals, Inc	414
369,830	e	United States Steel Corp	19,949
136,000		Universal Cement Corp	87
35,909	*	Universal Stainless & Alloy	1,211
185,000		UPC Technology Corp	137
1,395,647	e	UPM-Kymmene Oyj	29,509
228,456	e,f	Uralkali (GDR) (purchased 10/15/07, cost $5,743)	9,494
116,440	*,e	US Energy Corp Wyoming	729
460,170	*,e	US Gold Corp	4,063
5,746		Usha Martin Ltd	7
122,000		USI Corp	166
221,000		Usinas Siderurgicas de Minas Gerais S.A.	3,790

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

592,162		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	$7,163
2,608,894		Vale S.A.	85,251
3,065,776		Vale SA (Preference)	88,988
345,192		Valspar Corp	13,497
29,149	e	Vedanta Resources plc	1,111
26,628	*	Verbio AG	165
43,562	*,e	Verso Paper Corp	233
326		Vetropack Holding AG.	674
109,089		Victrex plc	2,359
124,807	*	Viohalco S.A.	726
76,236		Voestalpine AG.	3,583
393,366	e	Vulcan Materials Co	17,936
20,524		Wacker Chemie AG.	4,598
1,746,995	e	Walter Energy, Inc	236,595
283,941		Wausau Paper Corp	2,169
37,841		Welspun-Gujarat Stahl Ltd	176
982,000		West China Cement Ltd	435
77,862	e	West Fraser Timber Co Ltd	4,853
277,143	e	Western Areas NL	1,939
365,500	*	Western Canadian Coal Corp	4,471
92,869	e	Westlake Chemical Corp	5,219
238,100	*,e	White Energy Co Ltd	764
247,927	e	Worthington Industries, Inc	5,187
729,175	*	WR Grace & Co	27,920
123,600		WTK Holdings BHD	78
307,000		Xingda International Holdings Ltd	287
250,000	e	Xinjiang Xinxin Mining Industry Co Ltd	152
2,655,342		Xstrata plc	61,953
853,563		Yamana Gold, Inc	10,547
18,694	e	Yamato Kogyo Co Ltd	624
216,977		Yara International ASA	10,991
72,000		Yeun Chyang Industrial Co Ltd	59
392,000		Yieh Phui Enterprise	151
379,500	*	Yingde Gases	318
92,000		Yip’s Chemical Holdings Ltd	101
166,000		Yodogawa Steel Works Ltd	770
5,930		Youlchon Chemical Co Ltd	47
422,000		Yuen Foong Yu Paper Manufacturing Co Ltd	182
746,500	*	Yukon-Nevada Gold Corp	508
809,968		Yule Catto & Co plc	2,613
1,511		Zaklady Azotowe Pulawy S.A.	60
4,725	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	59
12,141	*	Zaklady Chemiczne Police S.A.	51
575,512		Zeon Corp	5,313
97,104	e	Zep, Inc	1,691
689,000		Zhaojin Mining Industry Co Ltd	3,079
40,813		Zignago Vetro S.p.A.	306
7,520,000	e	Zijin Mining Group Co Ltd	5,993
123,302	*,e	Zoltek Cos, Inc	1,656

		TOTAL MATERIALS	7,922,947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MEDIA - 2.9%
31,566	*	Adlabs Films Ltd	$107
1,236,251		Aegis Group plc	2,833
9,712		Agora S.A.	89
78,685	*	AH Belo Corp (Class A)	658
68,838	e	Alma Media	796
238,553	e	Antena 3 de Television S.A.	2,217
741,807	e	APN News & Media Ltd	1,194
117,442	e	Arbitron, Inc	4,701
170,172	*	Arnoldo Mondadori Editore S.p.A.	663
67,605	*,e	AS. Roma S.p.A	105
40,900	e	Asatsu-DK, Inc	1,098
63,032	*	Ascent Media Corp (Series A)	3,079
87,465		Astral Media, Inc	3,490
3,582,335	*,e	Austar United Communications Ltd	4,876
354,494		Austereo Group Ltd	770
44,759		Avex Group Holdings, Inc	546
32,514	e	Axel Springer AG.	5,255
49,021	*	Ballantyne Strong, Inc	351
9,671	*	Beasley Broadcasting Group, Inc	71
2,705,900		BEC World PCL (Foreign)	3,015
376,864	*	Belo (A.H.) Corp (Class A)	3,320
638,900	*	Benpres Holdings Corp	80
1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	11
17,220,000	*	Big Media Group Ltd	252
4,547,295		British Sky Broadcasting plc	60,182
1,005,057		Cablevision Systems Corp (Class A)	34,785
108,669		Cairo Communication S.p.A.	489
54,666		Caltagirone Editore S.p.A.	138
89,250		Canal Plus	708
60,281	*,e	Carmike Cinemas, Inc	431
3,563,524		CBS Corp (Class B)	89,231
14,000	*	Central European Media Enterprises Ltd (Class A)	295
87,111	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,838
37,260		Cheil Communications, Inc	492
311,951	e	Cinemark Holdings, Inc	6,036
141,500	e	Cineplex Galaxy Income Fund	3,380
6,230		CJ CGV Co Ltd	147
7,768	*	CJ E&M Corp	339
283,150	*	CKX, Inc	1,195
371,251	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	5,402
24,599	e	Cogeco Cable, Inc	1,142
14,505,086	e	Comcast Corp (Class A)	358,567
6,400	*,e	COOKPAD, Inc	135
107,511	*	Corus Entertainment, Inc	2,291
20,264	*	Creative Marketing Solutions Co Ltd	3
93,361	*,e	Crown Media Holdings, Inc (Class A)	217
58,228	e	CTC Media, Inc	1,372
16,611		CTS Eventim AG.	1,072
96,071	*,e	Cumulus Media, Inc (Class A)	417
859	e	CyberAgent, Inc	3,027
54,549		Cyfrowy Polsat S.A.	304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,160		Daekyo Co Ltd	$83
78,800		Daiichikosho Co Ltd	1,340
631,090		Daily Mail & General Trust	4,994
29,581		Deccan Chronicle Holdings Ltd	53
1,698,153	*	DEN Networks Ltd	3,247
265,677	e	Dentsu, Inc	6,867
275,187	*,e	Dex One Corp	1,332
4,626,708	*,e	DIRECTV	216,530
547,490	*	Discovery Communications, Inc (Class A)	21,845
338,830	*	Discovery Communications, Inc (Class C)	11,930
2,640,158		DISH Network Corp (Class A)	64,314
19,887	*	Dogan Gazetecilik AS	55
41,864	*	Dogan Yayin Holding	54
186,234	*	DreamWorks Animation SKG, Inc (Class A)	5,202
38,140	*	Egyptian Media Production City	29
80,662	*	EM.Sport Media AG.	263
146,655	*,e	Eniro AB	558
124,028	*,e	Entercom Communications Corp (Class A)	1,367
213,710	*,e	Entravision Communications Corp (Class A)	579
48,227	*	Eros International plc	181
1,115,000	*	eSun Holdings Ltd	248
56,754		Euromoney Institutional Investor plc	634
3,779		Eutelsat Communications	151
155,828	*,e	EW Scripps Co (Class A)	1,543
581		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	34
35,959	*	Fisher Communications, Inc	1,118
6,555	*,e	Focus Media Holding Ltd (ADR)	201
4,551		Fuji Television Network, Inc	6,373
77,000	e	Gakken Co Ltd	159
143		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	36
1,410,794		Gannett Co, Inc	21,486
45,770		Gestevision Telecinco S.A.	523
22,392		GFK AG.	1,237
1,360		GIIR, Inc	13
77,666	*,e	Global Sources Ltd	903
248,428	*,e	Gray Television, Inc	514
277,223	e	Groupe Aeroplan, Inc	3,754
3,636,339		Grupo Televisa S.A.	17,860
174,408	*	Gruppo Editoriale L’Espresso S.p.A.	476
53,924	e	Hakuhodo DY Holdings, Inc	2,843
159,839		Harte-Hanks, Inc	1,902
914,163	*	Hathway Cables and Datacom Pvt Ltd	1,990
674,884		Havas S.A.	3,625
51,624	*	Hi-Media S.A.	261
21,599	*	Hot Telecommunication System Ltd	394
35,796		Hurriyet Gazetecilik AS	47
71,537	*	Impresa SGPS	100
461,167	*	Independent News & Media plc	405
1,072,932		Informa plc	7,163
6,305,301	e	Interpublic Group of Cos, Inc	79,258
30,468	e	IPSOS	1,491
9,655		Israel Land Development Co Ltd	81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,457,363	*	ITV plc	$24,119
1,178,520	*,e	JC Decaux S.A.	39,524
2,994,171	e	John Fairfax Holdings Ltd	3,995
108,205		John Wiley & Sons, Inc (Class A)	5,501
839,274	*	Johnston Press plc	108
217,007	*,e	Journal Communications, Inc (Class A)	1,302
4,197		Jupiter Telecommunications Co	4,127
97,559	*,e	Juventus Football Club S.p.A.	112
247,803	*	Kabel Deutschland Holding AG.	13,059
94,308	e	Kadokawa Holdings, Inc	2,161
18,243		Kinepolis	1,461
140,927	*	Knology, Inc	1,819
4,490		Lagardere S.C.A.	191
115,610	*,e	Lamar Advertising Co (Class A)	4,271
198,956	*,e	Lee Enterprises, Inc	537
855,466	*,e	Liberty Global, Inc (Class A)	35,425
218,184	*	Liberty Media Corp - Capital (Series A)	16,074
168,016	*	Liberty Media Corp - Starz	13,038
183,997	*,e	Lin TV Corp (Class A)	1,091
294,100	*,e	Lions Gate Entertainment Corp	1,838
709,885	*,e	Live Nation, Inc	7,099
123,408	*,e	Lodgenet Entertainment Corp	449
82,463		M6-Metropole Television	2,155
227,528	*	Madison Square Garden, Inc	6,141
110,500		Major Cineplex Group PCL	49
110,584	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	410
210,515	*,e	McClatchy Co (Class A)	716
1,445,979	e	McGraw-Hill Cos, Inc	56,972
61,400		MCOT PCL	59
152,381	*,e	Mecom Group plc	707
6,150,000	*	Media China Corp Ltd	21
96,058	*,e	Media General, Inc (Class A)	661
282,600		Media Prima BHD	240
262,722	e	Mediaset S.p.A.	1,668
71,488	e	Meredith Corp	2,425
1,933		Modern Times Group AB (B Shares)	147
71,626	e	Morningstar, Inc	4,182
607,380		Naspers Ltd (N Shares)	32,672
326,214		National CineMedia, Inc	6,090
48,856		Navneet Publications India	60
275,498	*,e	New York Times Co (Class A)	2,609
7,370,353		News Corp (Class A)	129,423
23,786	*,e	Nexstar Broadcasting Group, Inc (Class A)	206
798,000	*	Next Media Ltd	100
23,585		NRJ Group	250
1,596,751	e	Omnicom Group, Inc	78,337
830,000	*	Oriental Press Group	112
80,152		Outdoor Channel Holdings, Inc	598
35,322	e	PagesJaunes Groupe S.A.	354
6,962,832		Pearson plc	123,007
306,000		Phoenix Satellite Television Holdings Ltd	125
1,488,000		Pico Far East Holdings Ltd	285

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

432,257	*	Premiere AG.	$1,778
79,497	e	Primedia, Inc	387
365,953	*,e	Promotora de Informaciones S.A.	1,069
346,329		ProSiebenSat.1 Media AG.	10,113
6,400		Proto Corp	233
2,116,000		PT Global MediaCom Tbk	204
1,853,000		PT Media Nusantara Citra Tbk	200
		PT Multimedia Servicos de Telecomunicacoes e
239,522	e	Multimedia SGPS S.A.	1,255
215,053	e	Publicis Groupe S.A.	12,052
2,390	*	PubliGroupe AG.	313
289,123	e	Publishing & Broadcasting Ltd	844
68,036		Quebecor, Inc	2,434
137,132	*,e	Radio One, Inc	267
213,601	*,e	RCS MediaGroup S.p.A.	378
74,227		REA Group Ltd	1,010
19,219	*,e	ReachLocal, Inc	384
1,825,117		Reed Elsevier NV	23,545
59,005		Reed Elsevier plc	511
641,051	e	Regal Entertainment Group (Class A)	8,654
45,056	*,e	Rentrak Corp	1,213
134,367		Rightmove plc	2,048
5,449	*	Roularta Media Group NV	185
10,356	e	Sanoma-WSOY Oyj	234
8,000		Saraiva S.A. Livreiros Editores	185
26,390		SBS Media Holdings Co Ltd	57
122,798		Schibsted ASA	3,607
145,427	e	Scholastic Corp	3,932
886,438	e	Scripps Networks Interactive (Class A)	44,402
1,404,474	*,e	Seat Pagine Gialle S.p.A.	138
117,423	e	SES Global S.A.	3,023
709,677	*,e	Shaw Communications, Inc (B Shares)	14,962
104,000	e	Shochiku Co Ltd	753
512,433		Shree Ashtavinyak Cine Vision Ltd	73
191,847		Sinclair Broadcast Group, Inc (Class A)	2,406
367,897	e	Singapore Press Holdings Ltd	1,149
84,000		SinoMedia Holding Ltd	30
13,578,968	*,e	Sirius XM Radio, Inc	22,541
364,724		Sky Network Television Ltd	1,564
5,515	e	Sky Perfect Jsat Corp	1,953
1,103	*	SM Entertainment Co	18
333,753	e	Societe Television Francaise 1	6,117
398,126		Southern Cross Media Group	682
3,061	*	Spir Communication	171
972,712	*	Stroer Out-of-Home Media AG.	31,637
1,058,865	e	STW Communications Group Ltd	1,326
57,580	*,e	SuperMedia, Inc	359
709,670	*	Telecom Italia Media S.p.A.	186
527,835		Television Broadcasts Ltd	3,094
9,923	*	Television Eighteen India Ltd	17
1,140,359	e	Ten Network Holdings Ltd	1,538
18,759	*	Tera Resource Co Ltd	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,129,699	e	Thomson Corp	$44,329
458,710	e	Thomson Corp (Toronto)	18,003
2,197,809		Time Warner Cable, Inc	156,792
3,716,443		Time Warner, Inc	132,677
238,000		Toei Animation Co Ltd	4,917
342,885		Toei Co Ltd	1,631
78,642		Toho Co Ltd	1,127
22,600	e	Tohokushinsha Film Corp	125
1,858,000	*	Tom Group Ltd	218
167,779		Torstar Corp	2,473
986,639	*	Trinity Mirror plc	736
277		TV Asahi Corp	432
512,000		TV Azteca S.A. de C.V.	354
14,000		TV Tokyo Corp	186
158,398		TVN S.A.	1,011
367,722		United Business Media Ltd	3,527
143,246	*,e	Usen Corp	88
3,216	*	UTV Software Communications Ltd	42
222,044	*	Valassis Communications, Inc	6,470
8,133	e	Value Line, Inc	120
6,632,515		Viacom, Inc (Class B)	308,545
1,007,026		Virgin Media, Inc	27,985
2,285,882		Vivendi Universal S.A.	65,210
540,000	e	VODone Ltd	175
11,257,051		Walt Disney Co	485,067
247,114	*,e	Warner Music Group Corp	1,673
50,599	e	Washington Post Co (Class B)	22,140
297,283	e	West Australian Newspapers Holdings Ltd	1,634
8,074	*,e	Westwood One, Inc	59
11,328		Wolters Kluwer NV	265
4,780		Woongjin Thinkbig Co Ltd	73
113,092	e	World Wrestling Entertainment, Inc (Class A)	1,422
6,586,347		WPP plc	81,169
3,350,758	*,e	Yell Group plc	358
1,154,785	e	Yellow Pages Income Fund	6,563
108,966	*	Zee Entertainment Enterprises Ltd	164
658,961		ZEE Telefilms Ltd	1,829
55,600		Zenrin Co Ltd	592

		TOTAL MEDIA	3,334,368

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
6,288,698		Abbott Laboratories	308,461
272,561		Abcam plc	1,648
73,781	*,b,e,m	Able Laboratories, Inc	0	^
27,840	*	Ablynx NV	329
15,000		Abnova Corp	40
163,693	*,e	Acorda Therapeutics, Inc	3,798
193,705	*	Acrux Ltd	604
22,670	*	Actelion Ltd	1,304
49,050	*	Active Biotech AB	1,243
20,634	*,e	Acura Pharmaceuticals, Inc	65
85,942		Adcock Ingram Holdings Ltd	706

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,100	*	Aegerion Pharmaceuticals, Inc	$217
158,789	*,e	Affymax, Inc	932
336,706	*	Affymetrix, Inc	1,754
1,850,477	*	Agilent Technologies, Inc	82,864
231,749	*	Akorn, Inc	1,337
232,277		Alapis Holding Industrial and Commercial S.A.	82
117,634	*	Albany Molecular Research, Inc	501
365,502	*	Alexion Pharmaceuticals, Inc	36,068
166,226	*	Alexza Pharmaceuticals, Inc	283
41,977	*,e	Algeta ASA	988
8,765	e	ALK-Abello AS	528
431,678	*	Alkermes, Inc	5,590
1,635,392		Allergan, Inc	116,146
359,159	*	Allos Therapeutics, Inc	1,139
155,524	*,e	Alnylam Pharmaceuticals, Inc	1,488
195,640	*,e	AMAG Pharmaceuticals, Inc	3,267
4,856,534	*	Amgen, Inc	259,581
440,309	*	Amylin Pharmaceuticals, Inc	5,006
27,300	*	Anacor Pharmaceuticals, Inc	189
12,505	*,e	Anthera Pharmaceuticals, Inc	85
33,000		Apex Biotechnology Corp	73
60,146	*,e	Ardea Biosciences, Inc	1,726
537,559	*	Arena Pharmaceuticals, Inc	747
491,788	*,e	Ariad Pharmaceuticals, Inc	3,698
232,341	*	Arqule, Inc	1,664
264,618	*,e	Array Biopharma, Inc	810
85,000		ASKA Pharmaceutical Co Ltd	759
381,790		Aspen Pharmacare Holdings Ltd	4,454
79,935	*	AspenBio Pharma, Inc	68
736,638	e	Astellas Pharma, Inc	27,280
804,503		AstraZeneca plc	36,961
780,706		AstraZeneca plc (ADR)	36,006
22,363		Aurobindo Pharma Ltd	98
178,953	*,e	Auxilium Pharmaceuticals, Inc	3,842
711,941	*,e	AVANIR Pharmaceuticals, Inc	2,905
24,390	*	AVEO Pharmaceuticals, Inc	327
445,756	*	AVI BioPharma, Inc	834
6,432		Bachem Holding AG.	349
11,315	*	Basilea Pharmaceutica	814
15,166	*,e	Bavarian Nordic AS	325
3,312,213		Bayer AG.	255,911
17,199,208	*	BB Bioventures L.P.	1,675
11,300	*	BG Medicine, Inc	87
6,684		Bilcare Ltd	67
18,713		Biocon Ltd	145
106,387	*,e	BioCryst Pharmaceuticals, Inc	403
63,819	*,e	Biodel, Inc	134
18,219		Biogaia AB (B Shares)	351
1,207,204	*	Biogen Idec, Inc	88,596
66,793	*	BioInvent International AB	292
310,486	*,e	BioMarin Pharmaceuticals, Inc	7,803
71,177	*,e	BioMimetic Therapeutics, Inc	933

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,710	*	Bio-Rad Laboratories, Inc (Class A)	$7,174
324,030	*,e	Biosante Pharmaceuticals, Inc	642
18,434	*	Biospecifics Technologies Corp	470
407,528	e	Biota Holdings Ltd	442
6,592		Biotest AG.	458
17,659		Biotest AG. (Preference)	1,154
100,999	*,e	Biotime, Inc	752
1,372,189	*	Bioton S.A.	82
391,881	e	Biovail Corp	19,520
462,866		Biovail Corp	23,107
9,415,849	*,e	Biovitrum AB	42,999
7,623		Boiron S.A.	322
6,012,649	e	Bristol-Myers Squibb Co	158,914
268,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	76
449,547	*,e	Bruker BioSciences Corp	9,373
357,033	*	BTG plc	1,305
3,620		Bukwang Pharmaceutical Co Ltd	43
129,042	*,e	Cadence Pharmaceuticals, Inc	1,188
7,533		Cadila Healthcare Ltd	134
217,562	*,e	Caliper Life Sciences, Inc	1,471
184,430	*,e	Cambrex Corp	1,014
40,000	*	Cangene Corp	108
51,984	*,e	Caraco Pharmaceutical Laboratories Ltd	270
180,961	*,e	Cardiome Pharma Corp	769
516,697	*	Celera Corp	4,190
2,891,010	*,e	Celgene Corp	166,319
118,432	*,e	Celldex Therapeutics, Inc	476
76,084		Celltrion, Inc	2,413
549,468	*,e	Cephalon, Inc	41,639
255,085	*	Cepheid, Inc	7,147
177,912	*	Charles River Laboratories International, Inc	6,828
160,978	*,e	Chelsea Therapeutics International, Inc	628
101,874	*,e	China Aoxing Pharmaceutical Co, Inc	220
22,000		China Chemical & Pharmaceutical Co Ltd	19
310,000	e	China Pharmaceutical Group Ltd	183
642,000	e	China Shineway Pharmaceutical Group Ltd	1,543
3,740		Chong Kun Dang Pharm Corp	86
3,072		Choongwae Pharma Corp	41
201,169		Chugai Pharmaceutical Co Ltd	3,460
482,244		Cipla Ltd	3,479
141,523		Cipla Medpro South Africa Ltd	144
3,440,000	*	CK Life Sciences International Holdings, Inc	230
33,517	*	Clal Biotechnology Industries Ltd	213
55,620	*,e	Clinical Data, Inc	1,685
20,600		CMIC Co Ltd	344
37,115	*,e	Codexis, Inc	440
288,105	*,e	Combinatorx, Inc	697
13,900	*,e	Complete Genomics, Inc	126
121,440	*,e	Corcept Therapeutics, Inc	516
50,092	*,e	Cornerstone Therapeutics, Inc	332
212,691	*,e	Covance, Inc	11,638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

909,544	e	CSL Ltd	$33,591
344,059	*,e	Cubist Pharmaceuticals, Inc	8,684
48,820	*,e	Cumberland Pharmaceuticals, Inc	270
326,271	*,e	Curis, Inc	1,060
299,577	*,e	Cytokinetics, Inc	446
161,396	*,e	Cytori Therapeutics, Inc	1,264
449,697	*,e	Cytrx	396
2,580		Daewoong Pharmaceutical Co Ltd	105
848,885	e	Daiichi Sankyo Co Ltd	16,389
752,503	e	Dainippon Sumitomo Pharma Co Ltd	7,004
144,000		Dawnrays Pharmaceutical Holdings Ltd	56
91,589		Dechra Pharmaceuticals plc	742
493,424	*	Dendreon Corp	18,469
399,008	*,e	Depomed, Inc	4,006
39,855	*	Deva Holding AS	77
20,049	*	Devgen	172
23,779	*,e	Diamyd Medical AB (B Shares)	503
94,753	*	Dionex Corp	11,186
2,919		Dong-A Pharmaceutical Co Ltd	298
7,300		Dongwha Pharm Co Ltd	31
184,406		Dr Reddy’s Laboratories Ltd	6,801
375,438	*,e	Durect Corp	1,352
387,067	*	Dyax Corp	623
357,763	*,e	Dynavax Technologies Corp	987
1,972		Egis Gyogyszergyar Rt	210
22,271		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS.	34
664,545	e	Eisai Co Ltd	23,853
405,959	*	Elan Corp plc	2,788
8,357		Elder Pharmaceuticals Ltd	73
4,089,165		Eli Lilly & Co	143,816
111,377	*,e	Emergent Biosolutions, Inc	2,691
445,722	*	Endo Pharmaceuticals Holdings, Inc	17,009
32,400	*	Endocyte, Inc	278
164,819	*,e	Enzo Biochem, Inc	691
236,185	*,e	Enzon Pharmaceuticals, Inc	2,574
172	e	EPS Co Ltd	402
209,384	*,e	eResearch Technology, Inc	1,418
16,291		Eurofins Scientific	1,436
128,488	*	Evolutec Group plc	165
134,852	*	Evotec AG.	567
173,934	*,e	Exact Sciences Corp	1,280
718,076	*,e	Exelixis, Inc	8,114
43,001	*	ExonHit Therapeutics S.A.	137
560,000	*	Extrawell Pharmaceutical Holdings Ltd	53
271,930		FAES FARMA S.A.	1,091
5,222		FDC Ltd	12
14,500	*	Fluidigm Corp	207
2,006,935	*,e	Forest Laboratories, Inc	64,824
57,470	*,e	Furiex Pharmaceuticals Inc	970
172,000	e	Fuso Pharmaceutical Industries Ltd	513
546,178	*	Galapagos NV	9,118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,839	*	Genmab AS	$562
51,531	*,e	Genomic Health, Inc	1,268
525,800	*,e	Genomma Lab Internacional S.A. de C.V.	1,190
94,566		Genus plc	1,432
976,912	*	Genzyme Corp	74,391
507,620	*,e	Geron Corp	2,563
36,945	*	Gerresheimer AG.	1,687
7,585,967	*	Gilead Sciences, Inc	321,947
4,053,761		GlaxoSmithKline plc	77,243
1,423		Green Cross Corp	176
24,602		Grifols S.A.	429
28,000		Guangzhou Pharmaceutical Co Ltd	34
312,894	*,e	Halozyme Therapeutics, Inc	2,100
5,420	*	Han All Pharmarceutical Co	48
1,176		Hanmi Pharm Co Ltd	36
1,389	*	Hanmi Pharm Co Ltd	111
253,132	e	Hikma Pharmaceuticals plc	2,993
55,116	e	Hisamitsu Pharmaceutical Co, Inc	2,222
51,492	*,e	Hi-Tech Pharmacal Co, Inc	1,037
791,952	*	Hospira, Inc	43,716
324,000		Hua Han Bio-Pharmaceutical Holdings Ltd	101
1,619,545	*,e	Human Genome Sciences, Inc	44,457
155,078	*,e	Idenix Pharmaceuticals, Inc	515
501,640	*,e	Illumina, Inc	35,150
429		Ilsung Pharmaceuticals Co Ltd	32
4,020	*	Ilyang Pharmaceutical Co Ltd	66
293,516	*,e	Immunogen, Inc	2,662
295,013	*,e	Immunomedics, Inc	1,127
403,196	*	Impax Laboratories, Inc	10,261
543,731	*,e	Incyte Corp	8,618
82,065	*,e	Infinity Pharmaceuticals, Inc	483
209,820	*,e	Inhibitex, Inc	760
373,885	*,e	Inovio Biomedical Corp	411
406,574	*	Inspire Pharmaceuticals, Inc	1,610
105,511	*,e	Intercell AG.	1,347
196,064	*,e	InterMune, Inc	9,252
1,490		Ipca Laboratories Ltd	10
40,748		Ipsen	1,463
77,629	*	Ironwood Pharmaceuticals, Inc	1,087
408,501	*	Isis Pharmaceuticals, Inc	3,693
131,761	*,e	Jazz Pharmaceuticals, Inc	4,197
19,000		JCR Pharmaceuticals Co Ltd	210
2,050		Jeil Pharmaceutical Co	22
10,053,005		Johnson & Johnson	595,640
1,481		Jubilant Organosys Ltd	5
168,681		Kaken Pharmaceutical Co Ltd	2,015
114,563	*	Kendle International, Inc	1,227
191,596	*,e	Keryx Biopharmaceuticals, Inc	958
64,600	e	Kissei Pharmaceutical Co Ltd	1,212
1,088		Kolon Life Science, Inc	33
1,841	*	Komipharm International Co Ltd	99
21,140		Kwang Dong Pharmaceutical Co Ltd	61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,000		Kyorin Co Ltd	$1,891
507,967		Kyowa Hakko Kogyo Co Ltd	4,766
3,641		Kyungdong Pharm Co Ltd	28
856,233	e	Laboratorios Almirall S.A.	9,581
42,891	e	Laboratorios Farmaceuticos Rovi S.A	312
48,065	*,e	Lannett Co, Inc	268
877,710	*,e	Lexicon Pharmaceuticals, Inc	1,475
4,430	*	LG Life Sciences Ltd	186
821,803	*	Life Technologies Corp	43,079
89,018	*	Ligand Pharmaceuticals, Inc (Class B)	890
330,000		Lijun International Pharmaceutical Holding Ltd	92
27,100		Livzon Pharmaceutical, Inc	87
1,019,865		Lonza Group AG.	85,387
153,753	*	Luminex Corp	2,884
189,946		Lupin Ltd	1,773
277,749	*,e	MannKind Corp	1,014
69,780	*	MAP Pharmaceuticals, Inc	962
126,339	e	Maxygen, Inc	657
95,375	e	MDS, Inc	1,125
496,069	e	Meda AB (A Shares)	4,773
387,675	*,e	Medicines Co	6,315
291,933	e	Medicis Pharmaceutical Corp (Class A)	9,354
852	*	Medipost Co Ltd	27
265,030	*,e	Medivation, Inc	4,940
28,097	*	Medivir AB	623
12,432,642		Merck & Co, Inc	410,402
74,316	e	Merck KGaA	6,703
134,450	*,e	Mesoblast Ltd	1,008
114,207	*,e	Metabolix, Inc	1,200
368,501	*,e	Micromet, Inc	2,067
151,000	e	Mochida Pharmaceutical Co Ltd	1,787
175,755	*,e	Momenta Pharmaceuticals, Inc	2,786
29,508	*	Morphosys AG.	785
22,167,242	*,a	MPM Bioventures II	5,028
4,686,747	*	Mylan Laboratories, Inc	106,249
281,890	*	Myriad Genetics, Inc	5,680
312,540	*,e	Nabi Biopharmaceuticals	1,816
75,727	*,e	Nanosphere, Inc	246
191,666	*	Natraceutical S.A.	98
591,246	*,e	Nektar Therapeutics	5,599
75,139	*,e	Neostem, Inc	129
193,946	*,e	Neuralstem, Inc	349
376,137	*,e	Neurocrine Biosciences, Inc	2,855
48,658	*,e	NeurogesX, Inc	197
32,095	*,e	NeuroSearch AS	348
30,400	e	Nichi-iko Pharmaceutical Co Ltd	787
94,657	*,e	NicOx S.A.	333
425,550	e	Nippon Chemiphar Co Ltd	1,358
68,000		Nippon Shinyaku Co Ltd	870
10,932	*,e	Novacea, Inc	90
4,959,855		Novartis AG.	268,581
293,600		Novartis AG. (ADR)	15,957

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

367,000	*,e	Novavax, Inc	$951
35,164		Novo Nordisk AS (ADR)	4,404
1,249,474	e	Novo Nordisk AS (Class B)	156,912
295,965	*,e	NPS Pharmaceuticals, Inc	2,832
7,100	*,e	Nupathe, Inc	55
67,822	*,e	Nymox Pharmaceutical Corp	535
83,280	*,e	Obagi Medical Products, Inc	1,053
76,456	*,e	Omeros Corp	612
189	*,e	OncoTherapy Science, Inc	394
94,333	e	Ono Pharmaceutical Co Ltd	4,648
288,255	*,e	Onyx Pharmaceuticals, Inc	10,141
351,182	*,e	Opko Health, Inc	1,310
158,621	*,e	Optimer Pharmaceuticals, Inc	1,876
21,129		Orchid Chemicals & Pharmaceuticals Ltd	142
664,216	*,e	Orexigen Therapeutics, Inc	1,866
38,853	e	Orion Oyj (Class B)	942
73,955	*,e	Osiris Therapeutics, Inc	537
258,300	e	Otsuka Holdings KK	6,381
59,600	*,e	Pacific Biosciences of California, Inc	837
164,585	e	Pain Therapeutics, Inc	1,573
22,400	*	Paladin Labs, Inc	805
178,634	*,e	Par Pharmaceutical Cos, Inc	5,552
254,522	*,e	Parexel International Corp	6,338
800	*	Patheon, Inc	2
887,284	e	PDL BioPharma, Inc	5,146
250,897	*,e	Peregrine Pharmaceuticals, Inc	592
1,043,947	e	PerkinElmer, Inc	27,424
286,596	e	Perrigo Co	22,790
54,862,536		Pfizer, Inc	1,114,257
339,948		Pharmaceutical Product Development, Inc	9,420
161,452	*	Pharmacyclics, Inc	951
269,699	*	Pharmasset, Inc	21,228
317,591	*	Pharmaxis Ltd	877
42,774	*,f	Pharmstandard (GDR) (purchased 05/17/07, cost $1,209)	1,191
59,000	*	Phytohealth Corp	105
146,785		Piramal Healthcare Ltd	1,373
125,159	*,e	Pozen, Inc	672
134,574	*,e	Progenics Pharmaceuticals, Inc	832
197,500	*,e	Pronova BioPharma AS	341
7,046,000		PT Kalbe Farma Tbk	2,748
144,299	*,e	Pure Bioscience	225
14,695	*	Qiagen NV	293
370,930	*,e	Questcor Pharmaceuticals, Inc	5,345
227,563	*	Ranbaxy Laboratories Ltd	2,273
273,616		Recordati S.p.A.	2,750
211,332	*,e	Regeneron Pharmaceuticals, Inc	9,497
1,855,188	*	Renovo Group plc	432
19,701		Richter Gedeon Nyrt	4,097
240,546	*	Rigel Pharmaceuticals, Inc	1,710
6,110	*	RNL BIO Co Ltd	15
551,782		Roche Holding AG.	78,775
114,000	e	Rohto Pharmaceutical Co Ltd	1,224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,283	*,e	Salix Pharmaceuticals Ltd	$11,570
6,130		Samjin Pharmaceutical Co Ltd	56
206,236	*,e	Sangamo Biosciences, Inc	1,718
2,968,954		Sanofi-Aventis	208,048
229,286		Sanofi-Aventis S.A. (ADR)	8,075
410,021	*,e	Santarus, Inc	1,402
76,011		Santen Pharmaceutical Co Ltd	3,036
291,944	*,e	Savient Pharmaceuticals, Inc	3,095
21,500	e	Sawai Pharmaceutical Co Ltd	1,856
3,955		Schweizerhall Holding AG.	355
193,990	*,e	Sciclone Pharmaceuticals, Inc	784
446,245	*,e	Seattle Genetics, Inc	6,948
153,800		Seikagaku Corp	1,926
397,013	*,e	Sequenom, Inc	2,513
44,000		Shandong Luoxin Pharmacy Stock Co Ltd	54
265,709	e	Shionogi & Co Ltd	4,533
2,170,337		Shire Ltd	62,999
232,282	e	Shire plc (ADR)	20,232
136,560	*,e	SIGA Technologies, Inc	1,652
1,324,000		Sino Biopharmaceutical	495
4,254,176	*,a	Skyline Venture Fund II Ltd	466
976,029	*	Skyline Venture Fund III Ltd	353
102,694	*,e	Somaxon Pharmaceuticals, Inc	291
357,362	*,e	Spectrum Pharmaceuticals, Inc	3,177
113,227		Stada Arzneimittel AG.	4,378
9,376	e	Stallergenes	783
41,000		Standard Chemical & Pharma	42
717,590	*,e	StemCells, Inc	653
11,423		Strides Arcolab Ltd	95
52,873	*,e	Sucampo Pharmaceuticals, Inc (Class A)	222
18,968	*	Sun Pharmaceutical Industries Ltd	31
590,913		Sun Pharmaceuticals Industries Ltd	5,868
410,901	*,e	SuperGen, Inc	1,274
98,082	*,e	Synta Pharmaceuticals Corp	516
10,800	e	Taiko Pharmaceutical Co Ltd	116
117,161	e	Taisho Pharmaceutical Co Ltd	2,535
46,400	*,e	Takara Bio, Inc	306
1,181,539	e	Takeda Pharmaceutical Co Ltd	55,125
154,431	*	Talecris Biotherapeutics Holdings Corp	4,139
192,677	e	Tanabe Seiyaku Co Ltd	3,124
152,216	*	Targacept, Inc	4,047
387,095		Tecan Group AG.	30,534
124,449		Techne Corp	8,911
513,377		Teva Pharmaceutical Industries Ltd	25,787
394,865		Teva Pharmaceutical Industries Ltd (ADR)	19,810
88,001	*,e	Theratechnologies, Inc	434
271,740	*,e	Theravance, Inc	6,582
1,713,981	*	Thermo Electron Corp	95,212
37,897	*,e	ThromboGenics NV	1,161
43,000		Tong Ren Tang Technologies Co Ltd	145
30,300	e	Torii Pharmaceutical Co Ltd	604
13,100		Towa Pharmaceutical Co Ltd	663

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,411	*,e	Transgene S.A.	$394
22,937	*,e,m	Trius Therapeutics, Inc	132
46,975	e	Tsumura & Co	1,475
17,000		TTY Biopharm Co Ltd	90
109,299	e	UCB S.A.	4,149
1,670		Unichem Laboratories Ltd	7
1,220,000	*	United Gene High-Tech Group Ltd	37
852,000	e	United Laboratories Ltd	1,532
415,121	*	United Therapeutics Corp	27,821
1,586,056	*,a,e	Vanda Pharmaceuticals, Inc	11,562
445,681	*	Vectura Group plc	436
645,977	*,e	Vertex Pharmaceuticals, Inc	30,962
269,258	*,e	Vical, Inc	797
12,579		Virbac S.A.	2,097
431,207	*	Viropharma, Inc	8,581
319,678	*,e	Vivus, Inc	1,979
5,249,997		Warner Chilcott plc	122,220
439,619	*,e	Waters Corp	38,203
4,983,879	*,e	Watson Pharmaceuticals, Inc	279,147
8,342	*	Wockhardt Ltd	61
7,855	*	WuXi PharmaTech Cayman, Inc (ADR)	121
148,968	*,e	Xenoport, Inc	883
11,321		Yuhan Corp	1,528
42,290	*	Yungjin Pharmaceutical Co Ltd	33
76,000		YungShin Global Holding Corp	103
215,313	*,e	Zeltia S.A.	849
27,000	e	Zeria Pharmaceutical Co Ltd	324
232,520	*,e	ZIOPHARM Oncology, Inc	1,453
15,400	*,e	Zogenix, Inc	77

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,214,870

REAL ESTATE - 2.8%
394,580		Abacus Property Group	959
166,733		Acadia Realty Trust	3,155
59,009		Acanthe Developpement S.A.	110
34,894		Acucap Properties Ltd	177
7,624	*	Advance Residence Investment Corp	15,012
637,788	*,e	Aedes S.p.A.	164
112,898		Aeon Mall Co Ltd	2,421
28,052		Affine S.A.	917
373,213	*	Afirma Grupo Inmobiliario S.A.	111
111,810	*	Africa Israel Investments Ltd	964
14,138	*	Africa Israel Properties Ltd	202
3,352,000	e	Agile Property Holdings Ltd	5,278
64,003		Agree Realty Corp	1,437
1,781,000		AIMS AMP Capital Industrial REIT	289
61,110	*	Airport City Ltd	301
32,000		Airport Facilities Co Ltd	139
1,977		Akmerkez Gayrimenkul Yatirim Ortakligi AS	104
8,552		Alexander’s, Inc	3,480
178,446		Alexandria Real Estate Equities, Inc	13,913
81,784		Aliansce Shopping Centers S.A.	661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

232,343		Allan Gray Property Trust	$212
17,496,079	e	Allco Commercial Real Estate Investment Trust	11,038
9,525,000		Allgreen Properties Ltd	8,157
229		Alliances Developpement Immobilier S.A.	20
27,817		Allied Properties Real Estate Investment Trust	631
15,951		Allreal Holding AG.	2,469
148,718		Alony Hetz Properties & Investments Ltd	862
5,797	*	AL-ROV Israel Ltd	222
49,323		Alstria Office REIT-AG.	686
818,500		Amata Corp PCL (For)	420
646,164		AMB Property Corp	23,243
102,900		American Assets Trust,Inc	2,189
396,658		American Campus Communities, Inc	13,090
543,519	e	American Capital Agency Corp	15,838
160,437		Amot Investments Ltd	496
1,104,875	e	AMP NZ Office Trust	692
39,055		Anant Raj Industries Ltd	73
3,955,367		Annaly Capital Management, Inc	69,021
14,503		Ansal Properties & Infrastructure Ltd	12
698,492		Anworth Mortgage Asset Corp	4,952
703,513	e	Apartment Investment & Management Co (Class A)	17,918
87,443	e	Apollo Commercial Real Estate Finance, Inc	1,430
50,751		Artis Real Estate Investment Trust	744
553,049		Ascendas Real Estate Investment Trust	895
838,586		Ascott Residence Trust	799
283,076		Ashford Hospitality Trust, Inc	3,119
74,600		Asian Property Development PCL (ADR)	16
759,800		Asian Property Development PCL (Foreign)	158
696,218		Aspen Group	327
255,874		Associated Estates Realty Corp	4,063
3,318		Atenor Group	163
392,191	e	Atrium European Real Estate Ltd	2,459
359,319		Australand Property Group	1,137
387,871		AvalonBay Communities, Inc	46,576
36,045	*	Avatar Holdings, Inc	713
7,063,123		Ayala Land, Inc	2,518
9,247,920	m	Ayala Land, Inc (Preference)	21
74,082	e	Babcock & Brown Japan Property Trust	225
73,700		Bandar Raya Developments BHD	53
2,784,600	*	Bangkokland PCL	65
2,406		Bayside Land Corp	578
23,803		Befimmo SCA Sicafi	2,079
254,000		Beijing Capital Land Ltd	94
214,000		Beijing North Star Co	53
1,301,413		Beni Stabili S.p.A.	1,353
27,000		Beni Stabili S.p.A. (Paris)	27
234,205		Big Yellow Group plc	1,242
696,074		BioMed Realty Trust, Inc	13,239
154		BLife Investment Corp	1,053
56,859		Boardwalk Real Estate Investment Trust	2,822
767,179	e	Boston Properties, Inc	72,767
428,456		BR Malls Participacoes S.A.	4,461

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,911		BR Properties S.A.	$640
262,920	e	Brandywine Realty Trust	3,192
34,800		Brasil Brokers Participacoes S.A.	181
132,362		BRE Properties, Inc (Class A)	6,245
435,776	*	Brioschi Sviluppo Immobiliare	95
217,613		British Israel Investments Ltd	860
1,833,701		British Land Co plc	16,252
643,344	e	Brookfield Asset Management, Inc	20,910
6,218	*	Brookfield Multiplex Group	516
45,000		Brookfield Properties Corp	797
710,875	e	Brookfield Properties Corp (Toronto)	12,582
743,455	e	Bunnings Warehouse Property Trust	1,318
578,000		C C Land Holdings Ltd	197
107,388	*,e	CA Immobilien Anlagen AG.	1,978
789,000	e	Cache Logistics Trust	588
85,275		Calloway Real Estate Investment Trust	2,269
1,191,840	e	Cambridge Industrial Trust	463
246,842		Camden Property Trust	14,026
153,200	e	Campus Crest Communities, Inc	1,812
46,591		Canadian Apartment Properties REIT	935
82,156		Canadian Real Estate Investment Trust	2,936
3,900,400	e	CapitaCommercial Trust	4,296
695,574	e	Capital & Counties Properties	1,880
383,316	*	Capital & Regional plc	238
388,783		Capital Lease Funding, Inc	2,131
281,993		Capital Property Fund	331
6,081,817		CapitaLand Ltd	15,921
5,025,583		CapitaMall Trust	7,491
1,053,760	e	CapitaMalls Asia Ltd	1,488
165,200		CapitaMalls Malaysia Trust	59
530,000		CapitaRetail China Trust	525
403,454	e	Capstead Mortgage Corp	5,156
361,890	e	Castellum AB	5,263
364,000		Cathay Real Estate Development Co Ltd	177
1,499,689	*,e	CB Richard Ellis Group, Inc (Class A)	40,043
729,623	e	CBL & Associates Properties, Inc	12,710
1,126,000		CDL Hospitality Trusts	1,797
425,588		Cedar Shopping Centers, Inc	2,566
210,000		Central China Real Estate Ltd	58
98,000		Central Pattana PCL (Foreign)	92
2,575	*	Centro Properties Group	0	^
1,581,031	*,e	Centro Retail Group	563
4,550,971		CFS Gandel Retail Trust	8,662
359,700		CH Karnchang PCL	105
695,438		Challenger Diversified Property Group	353
4,710,682	e	Champion Real Estate Investment Trust	2,734
308,539		Charter Hall Group	781
55,944		Chatham Lodging Trust	909
83,802	e	Chesapeake Lodging Trust	1,459
5,658,508		Cheuk Nang Holdings Ltd	2,562
1,194,339		Cheung Kong Holdings Ltd	19,468
7,828,810	e	Chimera Investment Corp	31,002

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

339,000		China Aoyuan Property Group Ltd	$61
182,000	*	China Chengtong Development Group Ltd	10
7,091,080		China Overseas Land & Investment Ltd	14,415
187,000	*	China Properties Group Ltd	63
3,190,000	e	China Resources Land Ltd	5,966
488,000		China SCE Property Holdings Ltd	128
652,000	e	China South City Holdings Ltd	106
1,994,520	m	China Vanke Co Ltd	2,615
291,000	e	Chinese Estates Holdings Ltd	523
32,000		Chong Hong Construction Co	72
204,967	e	City Developments Ltd	1,873
193,338	e	Citycon Oyj	885
60,781	*	CLS Holdings plc	648
358,000	*	Coastal Greenland Ltd	23
19,869		Cofinimmo	2,907
224,306	e	Cogdell Spencer, Inc	1,332
26,001	*	Colonia Real Estate AG.	199
420,809		Colonial Properties Trust	8,101
62,225		Colony Financial, Inc	1,172
41,498		Cominar Real Estate Investment Trust	972
6,337,872		Commonwealth Property Office Fund	5,637
24,391	e	Consolidated-Tomoka Land Co	790
105,344	e	Conwert Immobilien Invest AG.	1,743
95,010	e	Coresite Realty	1,505
54,067		Corio NV	3,783
229,006	e	Corporate Office Properties Trust	8,276
11,034,000		Country Garden Holdings Co Ltd	4,822
556,554	e	Cousins Properties, Inc	4,647
1,556		Crescendo Investment Corp	960
68,631	e	CreXus Investment Corp	784
1,019,323		Cromwell Group	744
230,719	e	Cypress Sharpridge Investments, Inc	2,926
2,092	e	DA Office Investment Corp	7,264
75,100		Daibiru Corp	652
548,000	*,e	Daikyo, Inc	848
1,245,900		Daiman Development BHD	797
215,793	e	Daito Trust Construction Co Ltd	14,843
1,768,827	e	Daiwa House Industry Co Ltd	21,638
3,131,302		DB RREEF Trust	2,751
1,091,579		DCT Industrial Trust, Inc	6,058
247,870	*	Delek Real Estate Ltd	52
149,124		Derwent London plc	3,929
70,703		Deutsche Euroshop AG.	2,696
115,138	*	Deutsche Wohnen AG.	1,661
1,043,722	e	Developers Diversified Realty Corp	14,612
172,389		Development Securities plc	618
873,853	e	DiamondRock Hospitality Co	9,761
72,893		DIC Asset AG.	958
469,045	e	Digital Realty Trust, Inc	27,270
3,809,402		DLF Ltd	22,938
241,368		Douglas Emmett, Inc	4,526
125,324		Douja Promotion Groupe Addoha S.A.	1,634

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

131,586	*	DTZ Holdings plc	$59
516,897		Duke Realty Corp	7,242
28,294		Dundee Real Estate Investment Trust	966
174,958	e	DuPont Fabros Technology, Inc	4,243
199,485		Dynex Capital, Inc	2,007
88,800		Eastern & Oriental BHD	35
122,293	e	EastGroup Properties, Inc	5,377
411,235	e	Education Realty Trust, Inc	3,302
19,877	*	Elbit Imaging Ltd	237
14,911	*	Electra Real Estate Ltd	109
117,960		Emira Property Fund	225
454,738	*	Emlak Konut Gayrimenkul Yatiri	783
3,448,666		Emperor International Holdings	681
243,619		Entertainment Properties Trust	11,406
167,678		Equity Lifestyle Properties, Inc	9,667
168,070	e	Equity One, Inc	3,155
1,188,645		Equity Residential	67,051
177,525	e	Essex Property Trust, Inc	22,013
36,007		Eurobank Properties Real Estate Investment Co	329
54,781		Eurocommercial Properties NV	2,716
8,660,000	e	Evergrande Real Estate Group	4,753
65,442		Excel Trust, Inc	772
477,709	e	Extra Space Storage, Inc	9,893
217,253	e	Fabege AB	2,348
795,000		Fantasia Holdings Group Co Ltd	132
1,641,772		Far East Consortium	390
801,700		Farglory Land Development Co Ltd	1,708
184,337	e	Federal Realty Investment Trust	15,035
603,751	*	FelCor Lodging Trust, Inc	3,701
3,012,000		Filinvest Land, Inc	80
94,280		First Capital Realty, Inc	1,560
435,265	*,e	First Industrial Realty Trust, Inc	5,175
192,096	e	First Potomac Realty Trust	3,026
39,010	*	FirstService Corp	1,477
1,177,718	e	FKP Property Group	1,035
53,055		Fonciere Des Regions	5,651
523,008	*,e	Forest City Enterprises, Inc (Class A)	9,848
165,800	*,e	Forestar Real Estate Group, Inc	3,154
1,887,000	e	Fortune Real Estate Investment Trust	931
290,058	e	Franklin Street Properties Corp	4,081
5,655,200	e	Franshion Properties China Ltd	1,628
637,000		Frasers Centrepoint Trust	768
589		Frontier Real Estate Investment Corp	5,232
125	*	Fukuoka REIT Corp	894
525	*	Future Mall Management Ltd	1
137,120	e	GAGFAH S.A.	1,155
4,546	*	Gant Development S.A.	23
27,708		Gazit, Inc	699
20,766	e	Gecina S.A.	2,864
1,225,725		General Growth Properties, Inc	18,974
9,500	*	General Shopping Brasil S.A.	64
167,221	e	Getty Realty Corp	3,826

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,927	e	Gladstone Commercial Corp	$747
450,567		Glimcher Realty Trust	4,168
610,000	*	Global Logistic Properties	905
644	e	Global One Real Estate Investment Corp	5,253
135,656	*	Globe Trade Centre S.A.	1,017
1,414,000		Glorious Property Holdings Ltd	389
34,280		Goldcrest Co Ltd	671
926,436	e	Goodman Property Trust	658
113,889		Government Properties Income Trust	3,059
1,082,236		GPT Group (ASE)	3,513
557,280		Grainger plc	960
848,399		Great Eagle Holdings Ltd	2,833
533,421		Great Portland Estates plc	3,300
947,500		Greentown China Holdings Ltd	995
2,423,767	e	Growthpoint Properties Ltd	6,200
8,356,400	*,e	Guangzhou Investment Co Ltd	1,857
2,687,136	e	Guangzhou R&F Properties Co Ltd	3,994
558,000	e	Guocoland Ltd	1,078
285,000		GZI Real Estate Investment Trust	149
18,000	*	H&R Real Estate Investment Trust	408
1,291,727		Hammerson plc	9,261
236,952		Hang Lung Group Ltd	1,469
1,116,822		Hang Lung Properties Ltd	4,898
182		Hankyu Reit, Inc	939
270,098	e	Hatteras Financial Corp	7,595
1,173,693		HCP, Inc	44,530
537,046		Health Care REIT, Inc	28,163
287,928	e	Healthcare Realty Trust, Inc	6,536
235,000		Heiwa Real Estate Co Ltd	542
124,877		Helical Bar plc	542
14,816		Heliopolis Housing	51
1,170,452	e	Henderson Land Development Co Ltd	8,111
577,025		Hersha Hospitality Trust	3,428
453,000		Highwealth Construction Corp	950
334,965	e	Highwoods Properties, Inc	11,727
787,200		HKR International Ltd	446
376,000	e	Ho Bee Investment Ltd	423
164,703	e	Home Properties, Inc	9,709
481,000	*	Hong Fok Corp Ltd	216
290,000		Hongkong Land Holdings Ltd	2,031
616,745		Hopewell Holdings	1,852
1,034,000	*,e	Hopson Development Holdings Ltd	1,173
249,780	e	Hospitality Properties Trust	5,782
3,226,687		Host Marriott Corp	56,822
237,071	*	Housing Development & Infrastruture Ltd	940
80,128	*,e	Howard Hughes Corp	5,660
493,136		HRPT Properties Trust	12,807
75,000		Huaku Development Co Ltd	210
42,000		Huang Hsiang Construction Co	100
44,900		Hudson Pacific Properties	660
294,325	e	Hufvudstaden AB (Series A)	3,499
83,200		Hulic Co Ltd	724

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,000		Hung Ching Development Co	$25
118,000		Hung Poo Real Estate Development Corp	140
131,000		Hung Sheng Construction Co Ltd	73
2,476,000		Hutchison Harbour Ring Ltd	299
31,563		Hyprop Investments Ltd	249
533,906		Hysan Development Co Ltd	2,196
67,113		ICADE	8,283
574,932		IGB Corp BHD	410
16,800		Iguatemi Empresa de Shopping Centers S.A.	411
51,100	e	Iida Home Max	471
250,400		IJM Land BHD	228
180,316		Immobiliare Grande Distribuzione	397
777,912	*,e	IMMOFINANZ Immobilien Anlagen AG.	3,517
613,998	*	Indiabulls Real Estate Ltd	1,712
190	e	Industrial & Infrastructure Fund Investment Corp	943
–	e	ING Industrial Fund	0	^
3,777,715		ING Office Fund	2,420
359,784	e	Inland Real Estate Corp	3,432
1,845		Intershop Holdings	638
9,356		Intervest Offices	336
239,717		Invesco Mortgage Capital, Inc	5,238
342,600	e	Investors Real Estate Trust	3,255
113,717		Is Gayrimenkul Yatirim Ortakligi AS	127
437,077	*,e	iStar Financial, Inc	4,012
133,550	*,e	IVG Immobilien AG.	1,108
85,506	*	IVR Prime Urban Developers Ltd	113
911	e	Japan Excellent, Inc	5,017
274	*,e	Japan Logistics Fund Inc	2,216
4,051	e	Japan Prime Realty Investment Corp	10,957
781		Japan Real Estate Investment Corp	7,399
2,114	e	Japan Rental Housing Investments, Inc	903
3,215	*	Japan Retail Fund Investment Corp	5,041
112,556		Jerusalem Economy Ltd	1,436
55,800		JHSF Participacoes S.A.	142
138,900		Jiangsu Future Land Co Ltd	120
1,263	e	Joint Reit Investment Corp	5,734
259,583		Jones Lang LaSalle, Inc	25,891
1,644,019	e	K Wah International Holdings Ltd	654
45,000		KEE TAI Properties Co Ltd	25
1,226	*	Kenedix Realty Investment Corp	5,049
3,575	*,e	Kenedix, Inc	724
91,610	*,e	Kennedy-Wilson Holdings, Inc	995
509,913	e	Keppel Land Ltd	1,815
1,001,114		Kerry Properties Ltd	5,008
58,900	e	Killam Properties, Inc	631
254,766	e	Kilroy Realty Corp	9,893
1,675,499		Kimco Realty Corp	30,729
36,000		Kindom Construction Co	26
118,000		King’s Town Construction Co Ltd	114
327,737	e	Kite Realty Group Trust	1,740
1,009,141	e	Kiwi Income Property Trust	771
5,298,578		KLCC Property Holdings BHD	5,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,260		Klepierre	$3,013
330,732		Klovern AB	1,808
45,803	*	Korea Real Estate Investment Trust Co	25
3,125,130		Kowloon Development Co Ltd	4,186
488,000		K-REIT Asia	500
59,700		KrisAssets Holdings BHD	82
71,400		Kumpulan Perangsang Selangor BHD	29
205,554		Kungsleden AB	2,019
44,000	*	Kuoyang Construction Co Ltd	31
1,924,500	e	KWG Property Holding Ltd	1,554
32,776,000		Lai Fung Holdings Ltd	1,452
7,827,000	*	Lai Sun Development	256
749,768		Land Securities Group plc	8,812
393,426		LaSalle Hotel Properties	10,623
2,574		Leasinvest Real Estate SCA	253
404,431		Lend Lease Corp Ltd	3,792
451,411	e	Leopalace21 Corp	591
613,544	e	Lexington Corporate Properties Trust	5,737
792,215		Liberty International plc	4,867
223,252	e	Liberty Property Trust	7,345
4,144,593	e	Link Real Estate Investment Trust	12,977
1,095,000	e	Lippo-Mapletree Indonesia Retail Trust	469
220,000		Liu Chong Hing Investment	297
52,000		Long Bon International Co Ltd	18
1,987,500	e	Longfor Properties Co Ltd	3,350
402,600		LPN Development PCL	141
13,500		LPS Brasil Consultoria de Imoveis S.A.	317
166,192		LTC Properties, Inc	4,710
589,417	e	Macerich Co	29,194
213,435		Mack-Cali Realty Corp	7,235
423,313		Macquarie CountryWide Trust	1,364
4,106,060		Macquarie Goodman Group	2,909
467,896		Macquarie Leisure Trust Group	691
2,418,000	e	Macquarie MEAG Prime REIT	1,190
709,539		Macquarie Office Trust	2,426
353,151	*	Maguire Properties, Inc	1,310
210,700		Mah Sing Group BHD	174
35,779	*,e,m	Mapeley Ltd	115
1,846,523		Mapletree Logistics Trust	1,327
480,520		Medical Properties Trust, Inc	5,560
1,948	*	Medinet Nasr Housing	7
5,079,000	f	Megaworld Corp	247
29,041		Melisron Ltd	688
38,192	e	Mercialys S.A	1,523
263,009	*	Metric Property Investments plc	461
1,425,680	e	MFA Mortgage Investments, Inc	11,691
648		MID Reit, Inc	1,842
153,388		Mid-America Apartment Communities, Inc	9,848
1,792,929		Midland Holdings Ltd	1,394
171,565	*	Minerva plc	255
572,000		Mingfa Group	179
490,000	*	Minmetals Land Ltd	91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,286,922		Mirvac Group	$4,233
302,247		Mission West Properties, Inc	1,986
1,560,876		Mitsubishi Estate Co Ltd	26,377
1,639,848		Mitsui Fudosan Co Ltd	26,957
6,630		Mobimo Holding AG.	1,528
126,954	e	Monmouth Real Estate Investment Corp (Class A)	1,042
38,521		Morguard Real Estate Investment Trust	579
619		Mori Hills REIT Investment Corp	1,891
737	e	Mori Trust Sogo Reit, Inc	7,199
84,696		Multiplan Empreendimentos Imobiliarios S.A.	1,751
39,300		Naim Holdings BHD	40
103,475	e	National Health Investors, Inc	4,959
442,292		National Retail Properties, Inc	11,557
823,915		Nationwide Health Properties, Inc	35,041
354,000	*	Neo-China Land Group Holdings Ltd	124
4,856,666		New World China Land Ltd	1,828
16,611,635		New World Development Ltd	29,289
326,117	*,e	Newcastle Investment Corp	1,970
50,764	e	Nieuwe Steen Investments NV	1,054
277		Nippon Accommodations Fund, Inc	1,990
211		Nippon Building Fund, Inc	2,057
48,098	*	Nitsba Holdings 1995 Ltd	503
73,127	e	Nomura Real Estate Holdings, Inc	1,108
865		Nomura Real Estate Office Fund, Inc	5,851
204		Nomura Real Estate Residential Fund, Inc	1,138
45,769		Northern Property Real Estate Investment Trust	1,440
318,189	e	NorthStar Realty Finance Corp	1,702
632,248	*	Norwegian Property ASA	1,163
178,837	e	NRDC Acquisition Corp	1,956
4,942	e	NTT Urban Development Corp	4,143
427,194	e	Omega Healthcare Investors, Inc	9,544
82,595	e	One Liberty Properties, Inc	1,246
32,222		Orbit Corp Ltd	39
500	*,e	Orix JREIT, Inc	2,748
1,228,000		Pacific Century Premium Developments Ltd	238
514,000		Parkway Life Real Estate Investment Trust	697
151,093	e	Parkway Properties, Inc	2,569
150,815		Parque Arauco S.A	335
92,686	*	Parsvnath Developers Ltd	95
146,020	*	Patrizia Immobilien AG.	1,018
171,550	e	Pebblebrook Hotel Trust	3,800
228,919		Peet Ltd	457
326,910	e	Pennsylvania Real Estate Investment Trust	4,665
101,574		Pennymac Mortgage Investment Trust	1,868
434,038		Phoenix Mills Ltd	1,779
96,942	e	Piedmont Office Realty Trust, Inc	1,882
815,080	*,e	Pirelli & C Real Estate S.p.A.	635
459,275	e	Plum Creek Timber Co, Inc	20,029
3,045,000	e	Poly Hong Kong Investment Ltd	2,850
7,091,160		Polytec Asset Holdings Ltd	1,085
227,395	e	Post Properties, Inc	8,925
170,353	e	Potlatch Corp	6,848

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

367,000		Powerlong Real Estate Holdings Ltd	$119
362		Premier Investment Co	1,645
474,899	*	Prestige Estates Projects Ltd	1,336
319,600		Preuksa Real Estate PCL (Foreign)	195
51,816		Primaris Retail Real Estate Investment Trust	1,138
247,576		Primary Health Properties plc	1,275
185,000		Prince Housing & Development Corp	112
1,442,222		Prologis	23,047
1,679		Property & Building Corp	164
2,813,000		Prosperity REIT	694
129,210		PS Business Parks, Inc	7,486
55,730		PSP Swiss Property AG.	4,583
3,254,500		PT Alam Sutera Realty Tbk	106
10,819,000		PT Bakrieland Development Tbk	174
2,816,500		PT Bumi Serpong Damai	272
2,924,000	*	PT Ciputra Development Tbk	124
838,500		PT Ciputra Property Tbk	36
1,305,500	*	PT Intiland Development Tbk	51
7,339,813		PT Lippo Karawaci Tbk	514
3,387,500	*	PT Sentul City Tbk	39
1,831,500		PT Summarecon Agung Tbk	244
664,506		Public Storage, Inc	73,700
1,806,944	f	Puravankara Projects Ltd (purchased 01/21/08, cost $6,901)	4,377
2,667,900		Quality House PCL	199
758,306	*	Quintain Estates & Development plc	535
50,000		Radium Life Tech Co Ltd	57
438,740	e	RAIT Investment Trust	1,079
256,990	e	Ramco-Gershenson Properties	3,220
793,548		Raven Russia Ltd	824
953,906		Rayonier, Inc	59,438
229,518	e	Realty Income Corp	8,022
4,155,725		Redefine Income Fund Ltd	4,607
328,714	e	Redwood Trust, Inc	5,112
33,828,000	e	Regal Real Estate Investment Trust	10,828
214,404	e	Regency Centers Corp	9,322
12,690,500	e	Renhe Commercial Holdings Co Ltd	2,365
67,373		Resilient Property Income Fund Ltd	299
186,183	e	Resource Capital Corp	1,227
221,847		RioCan Real Estate Investment Trust	5,826
808,500		Robinsons Land Corp	215
591,000		Ruentex Development Co Ltd	960
327,424		S.A. Corporate Real Estate Fund	155
105,393	e	Sabra Healthcare REIT, Inc	1,856
38,790		Sankei Building Co Ltd	230
403,300		Sansiri PCL	76
33,073	e	Saul Centers, Inc	1,473
386,014		Savills plc	2,218
310,000		SC Global Developments Ltd	339
2,150,474		Segro plc	11,088
641,636	e	Senior Housing Properties Trust	14,783
428,148		Shaftesbury plc	3,249
312,000		Shanghai Forte Land Co	139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,600		Shanghai Jinqiao Export Processing Zone Development Co Ltd	$110
1,369,800		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	2,116
16,026,000	e	Shanghai Real Estate Ltd	1,460
650,000		Shanghai Zendai Property Ltd	23
1,064,000		Shenzhen Investment Ltd	354
44,600	*	Shenzhen Special Economic Zone Real Estate & Properties Group Co Ltd	19
3,747,500	e	Shimao Property Holdings Ltd	5,306
159,000	*	Shining Building Business Co Ltd	166
42,200		Shoei Co Ltd	383
7,904,703	e	Shui On Land Ltd	3,641
692,000		Silver Grant International	271
1,708,451	e	Simon Property Group, Inc	183,077
297,000	e	Singapore Land Ltd	1,644
1,484,891		Sino Land Co	2,637
604,000	*	Sinolink Worldwide Holdings Ltd	72
14,618,500	e	Sino-Ocean Land Holdings Ltd	9,056
604,638	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	807
76,000		Sinyi Realty Co	137
4,245	*	Six of October Development & Investment	45
493,500	e	SL Green Realty Corp	37,111
5,992,852		SM Prime Holdings	1,547
177,387		Sobha Developers Ltd	1,168
6,768		Societe de la Tour Eiffel	623
16,183	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	2,268
3,490,000	e	Soho China Ltd	2,994
325,706	*	Songbird Estates plc	752
115,058		Sovran Self Storage, Inc	4,551
865,650		SP Setia BHD	1,801
67,678	*,e	Sparkassen Immobilien AG.	485
2,741,929		SPG Land Holdings Ltd	1,285
594,528		Sponda Oyj	3,377
211,726		ST Modwen Properties plc	611
188,960	*,e	St. Joe Co	4,737
526,633	e	Starwood Property Trust, Inc	11,744
4,371,808		Stockland Trust Group	16,771
852,098	*	Strategic Hotels & Resorts, Inc	5,496
23,870	e	Sumitomo Real Estate Sales Co Ltd	955
605,003	e	Sumitomo Realty & Development Co Ltd	12,098
81,704	e	Sun Communities, Inc	2,913
1,487,462		Sun Hung Kai Properties Ltd	23,555
190,727	*	Sunland Group Ltd	137
2,845,000		Sunlight Real Estate Investment Trust	900
477,570	*,e	Sunstone Hotel Investors, Inc	4,866
3,315,000		Suntec Real Estate Investment Trust	4,052
874,410		Sunteck Realty Ltd	5,737
62,500		Sunway City BHD	93
343,100		Sunway Real Estate Investment	120
583,900		Supalai PCL	222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,154,898		Swire Pacific Ltd (Class A)	$31,562
71,030		Swiss Prime Site AG.	5,601
24,442		Sycom Property Fund	73
218,400		TA Global BHD	30
72,555	*	TAG Tegernsee Immobilien und Beteiligungs AG.	707
1,238,000		TAI Cheung Holdings	919
36,000	*	Taiwan Land Development Corp	18
1,186,046	*	Talaat Moustafa Group	905
5,070,600		Tanayong PCL	126
453,415	e	Tanger Factory Outlet Centers, Inc	11,898
269,306	e	Taubman Centers, Inc	14,429
156,418	e	Technopolis plc	839
57,308	*,e	Tejon Ranch Co	2,105
60,851	*,e	Terreno Realty Corp	1,048
895,334	*,e	Thomas Properties Group, Inc	2,999
172,500		Ticon Industrial Connection PCL	79
53,341	*	TK Development	206
106,800	e	TOC Co Ltd	423
28,400		Toho Real Estate Co Ltd	178
1,069,207		Tokyo Tatemono Co Ltd	3,994
398,400	e	Tokyu Land Corp	1,733
28,000	e	Tokyu Livable, Inc	246
299	*,e	Tokyu REIT, Inc	1,847
148,000		Tomson Group Ltd	56
1,135		Top REIT Inc	6,820
15,514	e	Tosei Corp	5,262
206,264		Two Harbors Investment Corp	2,160
485,321		UDR, Inc	11,827
49,866	*	UEM Land Holdings BHD	47
47,529	e	UMH Properties, Inc	472
86,675		Unibail	18,785
221,851	*	Unite Group plc	769
8,767,739	*	Unitech Corporate Parks plc	3,762
15,009,987		Unitech Ltd	13,603
1,668,000	*	United Energy Group Ltd	257
1,185,197		United Overseas Land Ltd	4,461
4,926	e	United Urban Investment Corp	6,194
44,827		Universal Health Realty Income Trust	1,817
92,839	e	Urstadt Biddle Properties, Inc (Class A)	1,766
551,557		U-Store-It Trust	5,802
24,524		Vastned Offices/Industrial	427
25,284		Vastned Retail NV	1,851
997,789		Ventas, Inc	54,180
1,343,000		Vista Land & Lifescapes, Inc	86
663,106		Vornado Realty Trust	58,022
30,304		Vukile Property Fund Ltd	64
42,692		Wallenstam Byggnads AB (B Shares)	1,327
110,676	e	Walter Investment Management Corp	1,785
13,675		Warehouses De Pauw SCA	775
268,388		Washington Real Estate Investment Trust	8,344
238,428	e	Weingarten Realty Investors	5,975
5,431		Wereldhave Belgium NV	568

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,712		Wereldhave NV	$3,600
7,920,869		Westfield Group	76,488
10,283,349		Westfield Retail Trust	27,868
1,668,973	e	Weyerhaeuser Co	41,057
1,648,464		Wharf Holdings Ltd	11,354
1,699,724		Wheelock & Co Ltd	6,379
414,000	e	Wheelock Properties S Ltd	621
95,025		Wihlborgs Fastigheter AB	2,831
902,267		Wing Tai Holdings Ltd	1,097
92,645	e	Winthrop Realty Trust	1,135
2,460,348		Workspace Group plc	1,076
965,000		Yanlord Land Group Ltd	1,156
1,486,832		YNH Property BHD	923
238,400	*	YTL Land & Development BHD	150
201,000		Yuzhou Properties Co	61
3,895,800	*,e	Zhong An Real Estate Ltd	881
234,000	*	Zhuguang Holdings Group Co Ltd	53
56,590	*	Zueblin Immobilien Holding AG.	236

		TOTAL REAL ESTATE	3,094,876

RETAILING - 3.0%
141,515	*,e	1-800-FLOWERS.COM, Inc (Class A)	467
180,156	*,e	99 Cents Only Stores	3,531
221,044		Aaron’s, Inc	5,606
6,115	e	ABC-Mart, Inc	223
331,329		Abercrombie & Fitch Co (Class A)	19,449
631,042		Advance Auto Parts, Inc	41,409
305,420	*	Aeropostale, Inc	7,428
44,100		Alpen Co Ltd	761
1,605,729	*	Amazon.com, Inc	289,241
389,018		American Eagle Outfitters, Inc	6,181
39,524	*,e	America’s Car-Mart, Inc	1,019
18,517		Amsterdam Commodities NV	289
340,971	*	Ann Taylor Stores Corp	9,926
47,000	e	AOKI Holdings, Inc	764
78,600		Aoyama Trading Co Ltd	1,261
85,284		ARB Corp Ltd	729
37,400		Arc Land Sakamoto Co Ltd	448
17,200	e	Asahi Co Ltd	306
119,162	*	Asbury Automotive Group, Inc	2,203
26,400		ASKUL Corp	379
253,746	*,e	ASOS plc	6,955
125,840	*	Audiovox Corp (Class A)	1,007
62,000		Aurora Corp	105
53,270	e	Autobacs Seven Co Ltd	2,029
172,439		Automotive Holdings Group	500
204,942	*,e	Autonation, Inc	7,249
236,691	*	Autozone, Inc	64,749
60,217		B2W Companhia Global Do Varejo	824
167,871		Barnes & Noble, Inc	1,543
50,661		BasicNet S.p.A	180
251,101		Bebe Stores, Inc	1,469

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,314,005	*	Bed Bath & Beyond, Inc	$63,427
6,542,400		Belle International Holdings Ltd	12,000
31,300		Belluna Co Ltd	200
1,241,056		Best Buy Co, Inc	35,643
66,000	*	Best Denki Co Ltd	183
25,656		Beter BED Holding NV	768
1,931	e	BIC CAMERA, Inc	776
143,791	e	Big 5 Sporting Goods Corp	1,714
145,650	*	Big Lots, Inc	6,326
86,302		Bilia AB (A Shares)	2,156
54,242	*,e	Blue Nile, Inc	2,929
13,100	*	Body Central Corp	304
2,244,000	e	Bonjour Holdings Ltd	381
37,228	*,e	Bon-Ton Stores, Inc/the	577
24,267		Books-A-Million, Inc	100
285,873	*	Boyner Buyuk Magazacilik	721
192,879	e	Brown Shoe Co, Inc	2,357
115,607	e	Buckle, Inc	4,671
71,350	*,e	Build-A-Bear Workshop, Inc	432
46,241	*	Byggmax Group AB	445
196,584	*,e	Cabela’s, Inc	4,917
119,886		Canadian Tire Corp Ltd	7,957
14,635	*	Canon Marketing Japan, Inc	182
442,723	*	Carmax, Inc	14,211
51,298		Carpetright plc	560
631		Cashbuild Ltd	9
183,631	*	Casual Male Retail Group, Inc	902
188,457	e	Cato Corp (Class A)	4,617
71,294	*	CDON Group AB	386
50,701		CFAO S.A.	1,901
21,147	*	Charles Voegele Holding AG.	1,556
484,184	*,e	Charming Shoppes, Inc	2,063
338,730	e	Chico’s FAS, Inc	5,047
136,118	*,e	Children’s Place Retail Stores, Inc	6,783
530,000	*	China Seven Star Shopping Ltd	5
33,400	e	Chiyoda Co Ltd	423
375,000		Chow Sang Sang Holding	834
159,877	e	Christopher & Banks Corp	1,036
246,200		Cia Hering	4,524
59,940	*	Citi Trends, Inc	1,336
1,046		CJ O Shopping Co Ltd	226
49,700	e	Clas Ohlson AB (B Shares)	807
333,484		Clicks Group Ltd	2,095
241,105	*,e	Coldwater Creek, Inc	637
303,173	*,e	Collective Brands, Inc	6,542
63,741	*,e	Conn’s, Inc	286
58,912	*,e	Core-Mark Holding Co, Inc	1,947
–	e	Culture Convenience Club Co Ltd	0	^
2,150		Daegu Department Store	24
770		Daesung Industrial Co Ltd	25
8,270	*	Daewoo Motor Sales	16
1,836,000		Dah Chong Hong Holdings Ltd	2,061

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,300	*,e	Daiei, Inc	$431
769,658	e	David Jones Ltd	3,781
110,400	e	DCM Japan Holdings Co Ltd	676
2,051,327	*,e	Debenhams plc	1,947
37,103		Delek Automotive Systems Ltd	455
4,018		Delek Israeli Fuel Corp Ltd	131
9,513		Delticom AG.	859
90,920	e	Dena Co Ltd	3,290
47,082		Destination Maternity Corp	1,086
827,619	*,e	Dick’s Sporting Goods, Inc	33,088
11,695,000		Dickson Concepts International Ltd	8,677
45,268		D’ieteren S.A.	3,105
210,309	e	Dillard’s, Inc (Class A)	8,438
20,977	*	Dogus Otomotiv Servis ve Ticaret AS	80
340,174	*	Dollar General Corp	10,664
596,822	*	Dollar Tree, Inc	33,136
89,504	*	Dollarama, Inc	2,744
69,300	e	Don Quijote Co Ltd	2,187
3,328		Dongsuh Co, Inc	111
14,100		Doshisha Co Ltd	280
46,962		Douglas Holding AG.	2,563
420,340	*,e	Drugstore.Com	1,618
4,997,135	*	DSG International plc	1,008
61,092	*,e	DSW, Inc (Class A)	2,441
24,104	*	Dufry Group	2,777
171,921	e	Dunelm Group plc	1,059
181,883	e	EDION Corp	1,548
24,000		E-LIFE MALL Corp	41
2,960,000		Emperor Watch & Jewellery Ltd	354
51,556		Empresas Hites S.A.	72
40,338		Empresas La Polar S.A.	215
952,541		Esprit Holdings Ltd	4,367
7,846	*	Etam Developpement S.A.	371
630,619	e	Expedia, Inc	14,290
111,161		Express Parent LLC	2,172
444,939		Family Dollar Stores, Inc	22,834
1,258,687		Far Eastern Department Stores Co Ltd	1,988
59,076	e	Fast Retailing Co Ltd	7,396
17,441		Fielmann AG.	1,647
677,786	*	Findel plc	66
349,616	e	Finish Line, Inc (Class A)	6,940
1,329,890		Foot Locker, Inc	26,225
61,609		Forzani Group Ltd/The	1,118
283,014		Foschini Ltd	3,542
54,239		Fourlis Holdings S.A.	462
180,826	e	Fred’s, Inc (Class A)	2,409
24,400	e	Fuji Co Ltd	476
80,425	e	Gaiam, Inc (Class A)	531
8,205,275		Game Group plc	7,414
1,384,945	*,e	GameStop Corp (Class A)	31,189
1,583,107	e	Gap, Inc	35,873
118,665	*,e	Genesco, Inc	4,770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

489,486	e	Genuine Parts Co	$26,255
781	e	Geo Corp	878
3,322,000	e	Giordano International Ltd	2,016
1,085,000		Golden Eagle Retail Group Ltd	2,339
61,000		Goldlion Holdings Ltd	26
16,490,408	*,e	GOME Electrical Appliances Holdings Ltd	5,806
12,000	*	Gordmans Stores, Inc	213
107,354	e	Group 1 Automotive, Inc	4,595
97,800		Grupo Elektra S.A. de C.V.	4,215
86,300	*	Grupo Famsa SAB de C.V.	146
48,154	*	Gruppo Coin S.p.A.	476
6,362		GS Home Shopping, Inc	792
337,094	e	Guess ?, Inc	13,265
5,870	e	Gulliver International Co Ltd	226
182		GwangjuShinsegae Co Ltd	29
39,800		Hai-O Enterprise BHD	27
472,733	e	Halfords Group plc	2,637
146,716	e	Hankyu Department Stores, Inc	993
478,537	e	Harvey Norman Holdings Ltd	1,484
68,006	e	Haverty Furniture Cos, Inc	902
46,859		Hellenic Duty Free Shops S.A.	883
7,024,000		Hengdeli Holdings Ltd	3,702
614,142		Hennes & Mauritz AB (B Shares)	20,388
56,093	*,e	hhgregg, Inc	751
121,937	*	Hibbett Sports, Inc	4,367
31,894	e	Hikari Tsushin, Inc	624
586,587	e	HMV Group plc	144
6,270,467		Home Depot, Inc	232,383
266,300		Home Product Center PCL	81
679,028	e	Home Retail Group	2,102
20,620	e	Honeys Co Ltd	220
145,376	e	Hot Topic, Inc	829
166,936	*,e	HSN, Inc	5,347
100,000	*	Huiyin Household Appliances	18
39,936		Hyundai Department Store Co Ltd	5,166
12,010		Hyundai H&S Co Ltd	133
92,398		Hyundai Home Shopping Network Corp	10,225
487,755		Imperial Holdings Ltd	8,222
631,259	*,e	Inchcape plc	3,503
312,670	e	Inditex S.A.	25,089
2,861	*	Interpark Corp	12
198,000		Intime Department Store Group Co Ltd	269
90,115	e	Isetan Mitsukoshi Holdings Ltd	812
1,236,000	e	IT Ltd	832
79,700	e	Izumi Co Ltd	1,134
536,050		J Front Retailing Co Ltd	2,228
221,541		Jardine Cycle & Carriage Ltd	6,428
155,461	e	JB Hi-Fi Ltd	3,236
701,661	e	JC Penney Co, Inc	25,197
82,664	e	JD Group Ltd	591
133,602		John Menzies plc	1,114
119,338	*,e	JOS A Bank Clothiers, Inc	6,072

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,000	e	Joshin Denki Co Ltd	$530
156,928		JUMBO S.A.	1,214
89,867	e	KappAhl Holding AB	504
73,187	e	Keiyo Co Ltd	378
928,415		Kesa Electricals plc	1,797
3,061,231		Kingfisher plc	12,060
69,492	*	Kirkland’s, Inc	1,073
1,896,615		Kohl’s Corp	100,596
43,600	e	Kohnan Shoji Co Ltd	586
40,200	e	Kojima Co Ltd	245
47,900	e	Komeri Co Ltd	1,220
90,103	e	K’s Holdings Corp	2,601
1,856,750	*	L’ Occitane International S.A.	4,582
12,688		LES Enphants Co Ltd	20
38,147		Lewis Group Ltd	420
6,997,081		Li & Fung Ltd	35,782
1,808,053	*	Liberty Media Holding Corp (Interactive A)	29,001
446,676		Lifestyle International Holdings Ltd	1,069
2,122,205		Limited Brands, Inc	69,778
78,098	e	Lithia Motors, Inc (Class A)	1,139
443,378	*	LKQ Corp	10,685
406,687		Lojas Americanas S.A.	3,388
174,649		Lojas Renner S.A.	5,658
307,491		Lookers plc	282
3,930		Lotte Midopa Co Ltd	64
15,132		Lotte Shopping Co Ltd	6,196
5,381,741		Lowe’s Cos, Inc	142,238
340,000		Luk Fook Holdings International Ltd	1,004
95,972	*,e	Lumber Liquidators, Inc	2,398
5,490,147		Macy’s, Inc	133,191
103,050	*,e	MarineMax, Inc	1,016
3,284,794		Marks & Spencer Group plc	17,731
534,619	e	Marui Co Ltd	3,456
37,800	*,e	Matsuya Co Ltd	207
27,490		Medion AG.	390
26,500	e	Megane TOP Co Ltd	250
39,328		Mekonomen AB	1,493
250,445	e	Men’s Wearhouse, Inc	6,777
89,000		Mercuries & Associates Ltd	65
506,000		Metro Holdings Ltd	329
1,806,880	*	MFI Furniture plc	3,176
68,925	*,e	Midas, Inc	529
44,325	e	Mobilezone Holding AG.	531
126,950	e	Monro Muffler, Inc	4,187
104,217		Mothercare plc	669
184,837		Mr Price Group Ltd	1,674
1,018,053	e	Myer Holdings Ltd	3,378
325,106		N Brown Group plc	1,322
14,200		Nafco Co Ltd	234
33,000		National Petroleum Co Ltd	42
11,310	*	NET Holding AS.	12
151,706	*,e	NetFlix, Inc	36,004

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,021,419	*,e	New Carphone Warehouse plc	$35,161
277,000		New World Department Store China Ltd	193
80,541	*,e	New York & Co, Inc	565
355,834	e	Next plc	11,291
1,766		NFI Empik Media & Fasion S.A.	12
94,000		Nice Holdings, Inc	243
77,100		Nishimatsuya Chain Co Ltd	624
40,500		Nissen Holdings Co Ltd	255
8,946	e	Nitori Co Ltd	786
2,566,169		Nordstrom, Inc	115,170
117,547	e	Nutri/System, Inc	1,703
3,593,679	*,e	Ocado Ltd	13,092
1,534,000	*,e	Oceanus Group Ltd	317
519,542	*,e	Office Depot, Inc	2,405
426,217	*	OfficeMax, Inc	5,515
62,972	*	Orbitz Worldwide, Inc	225
264,376	*	O’Reilly Automotive, Inc	15,191
1,079,000	e	OSIM International Ltd	1,377
12,100		Otsuka Kagu Ltd	108
67,694	*,e	Overstock.com, Inc	1,064
1,289,280		Pacific Brands Ltd	1,126
314,445	*	Pacific Sunwear Of California, Inc	1,135
7,400		Pal Co Ltd	221
47,200		Paltac Corp	769
1,542,979		Pantaloon Retail India Ltd	8,953
61,782	e	Parco Co Ltd	614
36,800		Paris Miki, Inc	377
580,405		Parkson Holdings BHD	1,091
1,865,000	e	Parkson Retail Group Ltd	2,562
24,030,200	e	PCD Stores Ltd	6,571
860,666	*	Pendragon plc	318
194,217	*	Penske Auto Group, Inc	3,888
268,802		PEP Boys - Manny Moe & Jack	3,416
96,271	e	PetMed Express, Inc	1,527
1,189,676	e	Petsmart, Inc	48,717
541,788	*	Pier 1 Imports, Inc	5,499
22,840		Point, Inc	955
508,000	*,e	Pou Sheng International Holdings Ltd	80
31,097		PPR	4,763
80,287		Praktiker Bau- und Heimwerkermaerkte AG.	941
109,213		Premier Investments Ltd	717
237,681	*	Priceline.com, Inc	120,372
113,902		Prraneta Industries Ltd	191
509,263	e	RadioShack Corp	7,644
32,805	*,e	Rakuten, Inc	29,432
99,637		Reitmans Canada Ltd	1,794
32,182	e	Reject Shop Ltd	404
324,485	e	Rent-A-Center, Inc	11,328
177,629	*,e	Retail Ventures, Inc	3,064
156,745	*,e	RNB Retail and Brands AB	176
107,000		Robinson Department Store PCL	88
171,722		RONA, Inc	2,515

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

641,469		Ross Stores, Inc	$45,621
62,485	*,e	Rue21, Inc	1,800
47,200	e	Ryohin Keikaku Co Ltd	1,932
2,474,000		SA SA International Holdings Ltd	1,263
445,786		SACI Falabella	4,540
631,672	*,e	Saks, Inc	7,144
397,040	*	Sally Beauty Holdings, Inc	5,563
487,670	e	Sanrio Co Ltd	14,429
88,183	*,e	Sears Holdings Corp	7,288
422,751	*,e	Select Comfort Corp	5,098
81,600		Senshukai Co Ltd	486
5,141	*	Seobu Truck Terminal Co Ltd	72
75,400		Shimachu Co Ltd	1,629
5,426		Shimamura Co Ltd	478
17,700	e	Shimojima Co Ltd	220
2,108,000	*	Shirble Department Stores	374
45,178	*,e	Shoe Carnival, Inc	1,267
79,954		Shopper’s Stop Ltd	619
164,492	*	Shutterfly, Inc	8,613
137,000		Sichuan Xinhua Winshare Chainstore Co Ltd	81
457,639	*,e	Signet Jewelers Ltd	21,061
577,000	e	Silver base Group Holdings Ltd	441
212,271	e	Sonic Automotive, Inc (Class A)	2,974
160,000	e	Sparkle Roll Group Ltd	25
252,082	*	Sports Direct International plc	734
203,856		Stage Stores, Inc	3,918
2,559,193		Staples, Inc	49,700
60,000		Start Today Co Ltd	925
199,679		Stein Mart, Inc	2,019
41,674	e	Stockmann Oyj Abp (B Share)	1,252
11,385	*	Suny Electronic, Inc Ltd	147
108,508		Super Cheap Auto Group Ltd	790
801,765	*	Super Group Ltd	88
38,311	*	SuperGroup plc	896
41,042	e	Systemax, Inc	555
63,573	e	Takashimaya Co Ltd	406
36,569	e	Takihyo Co Ltd	170
28,691		Takkt AG.	457
636,718	*,e	Talbots, Inc	3,846
8,160,850		Target Corp	408,125
248		Telepark Corp	408
8,037,605		Test-Rite International Co	6,159
532,476		Tiffany & Co	32,715
2,220,395		TJX Companies, Inc	110,419
219,475		Topps Tiles plc	250
136,430	e	Tractor Supply Co	8,167
740	*	TravelCenters of America LLC	6
748		Trent Ltd	16
599,472		Truworths International Ltd	6,242
186,603		Tsutsumi Jewelry Co Ltd	4,714
148,405	*	Tuesday Morning Corp	727
137,269	*,e	Ulta Salon Cosmetics & Fragrance, Inc	6,607

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

984,999	e	United Arrows Ltd	$12,898
1,178,916	*	Urban Outfitters, Inc	35,167
54,490	*,e	US Auto Parts Network, Inc	474
14,376		USS Co Ltd	1,119
7,240		Valora Holding AG.	2,428
60,106	*,e,m	Vitacost.com, Inc	343
124,927	*	Vitamin Shoppe, Inc	4,226
158,765		Warehouse Group Ltd	425
90,251	*,e	West Marine, Inc	941
614,057	*	Wet Seal, Inc (Class A)	2,628
342,363		WH Smith plc	2,381
731,195	e	Williams-Sonoma, Inc	29,613
7,908	e	Winmark Corp	365
1,611,601		Woolworths Holdings Ltd	6,650
137,041	e	Wotif.com Holdings Ltd	774
41,500		Xebio Co Ltd	756
153,039	e	Yamada Denki Co Ltd	10,285
122,200	e	Yokohama Reito Co Ltd	831
50,638	*,e	Yoox S.p.A	703
1,746	*,e	Zale Corp	7
88,484	*,e	Zumiez, Inc	2,339

		TOTAL RETAILING	3,461,164

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
203,946	*	Advanced Analogic Technologies, Inc	771
159,963	*	Advanced Energy Industries, Inc	2,615
1,168,158	*	Advanced Micro Devices, Inc	10,046
7,029,297		Advanced Semiconductor Engineering, Inc	7,608
9,000		Advanced Wireless Semiconductor Co	15
135,245	e	Advantest Corp	2,435
521,961	e	Aixtron AG.	22,884
39,000		Alcor Micro Corp	64
89,000		ALI Corp	110
51,332	*,e	Alpha & Omega Semiconductor Lt	651
1,448,107		Altera Corp	63,746
451,005	*	Amkor Technology, Inc	3,040
257,128	*	Anadigics, Inc	1,152
1,245,532		Analog Devices, Inc	49,049
19,000		Anpec Electronics Corp	19
5,676,000	*	Apollo Solar Energy Technology Holdings Ltd	409
6,308,431		Applied Materials, Inc	98,538
274,425	*,e	Applied Micro Circuits Corp	2,849
106,000		Ardentec Corp	94
2,594,303		ARM Holdings plc	24,073
140,529	*	ASM International NV	5,527
527,831	e	ASM Pacific Technology	6,628
828,093		ASML Holding NV	36,824
214,527	*	Atheros Communications, Inc	9,579
1,728,888	*	Atmel Corp	23,565
199,614	*	ATMI, Inc	3,769
11,084	*	Atto Co Ltd	111
17,870		AUK Corp	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,330	*,e	Austriamicrosystems AG.	$1,390
766,509	e	Avago Technologies Ltd	23,838
448,180	*	Axcelis Technologies, Inc	1,188
9,200	e	Axell Corp	216
158,887	*,e	AXT, Inc	1,139
98,000		Bright Led Electronics Corp	113
3,077,876		Broadcom Corp (Class A)	121,207
439,924	*,e	Brooks Automation, Inc	6,040
111,538	*,e	Cabot Microelectronics Corp	5,828
14,000		Capella Microsystems Taiwan, Inc	73
194,281	*,e	Cavium Networks, Inc	8,729
13,192	*	Centrotherm Photovoltaics AG.	786
96,146	*,e	Ceva, Inc	2,570
11,538	*,e,m	China Energy Savings Technology, Inc	1
2,210,000	*	China Resources Microelectronics Ltd	115
141,000	*	Chipbond Technology Corp	205
390,380	*	Cirrus Logic, Inc	8,210
27,000	*	C-Media Electronics, Inc	29
116,541	e	Cohu, Inc	1,790
226,000		Comtec Solar Systems Group Ltd	112
275,508	*,e	Conexant Systems, Inc	656
63,000	*	Contrel Technology Co Ltd	42
341,664	*,e	Cree, Inc	15,771
372,598	*	CSR plc	2,204
136,721	*,e	Cymer, Inc	7,736
834,468	*	Cypress Semiconductor Corp	16,172
387,000	e	Dainippon Screen Manufacturing Co Ltd	4,052
30,285	*	DelSolar Co Ltd	60
85,260	*,e	Dialog Semiconductor plc	1,758
140,733	*	Diodes, Inc	4,793
43,372	e	Disco Corp	2,961
1,367	*	DMS Co Ltd	12
168,328	*	DSP Group, Inc	1,296
402,975	*	Duksan Hi-Metal Co Ltd	9,274
97,000		Dynamic Electronics Co Ltd	54
23,143		Edison Opto Corp	135
120,000		Elan Microelectronics Corp	163
5,000		Elite Advanced Laser Corp	14
33,000		Elite Semiconductor Memory Technology, Inc	50
2,614		ELK Corp	52
606,635	*,e	Elpida Memory, Inc	7,801
40,571		eMemory Technology, Inc	127
40,000		ENE Technology, Inc	52
196,658	*,e	Energy Conversion Devices, Inc	444
796,379	*	Entegris, Inc	6,984
242,427	*,e	Entropic Communications, Inc	2,049
4,364		Eo Technics Co Ltd	155
59,000	*	Episil Technologies, Inc	41
828,578		Epistar Corp	3,042
22,000	*	E-Ton Solar Tech Co Ltd	30
102,000		Etron Technology, Inc	64
4,005		Eugene Technology Co Ltd	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,958	*,e	Evergreen Solar, Inc	$158
180,376	*,e	Exar Corp	1,086
773,280	*,e	Fairchild Semiconductor International, Inc	14,074
52,000		Faraday Technology Corp	79
245,729	*	FEI Co	8,286
49,300	e	Ferrotec	1,095
248,544	*,e	First Solar, Inc	39,976
126,000		Forhouse Corp	119
220,325	*	Formfactor, Inc	2,269
89,000		Formosa Advanced Technologies Co Ltd	111
49,000		Formosa Epitaxy, Inc	67
118,347	*,e	FSI International, Inc	518
3,600	e	Furuya Metal Co Ltd	208
13,501,000	*	GCL Poly Energy Holdings Ltd	8,281
5,073	*	GemVax & Kael Co Ltd	144
24,876	*	Genesis Photonics, Inc	77
5,116		Giga Solar Materials Corp	135
58,000		Gintech Energy Corp	184
38,000		Global Mixed Mode Technology, Inc	143
46,000		Global Unichip Corp	146
237,000		Greatek Electronics, Inc	214
28,000		Green Energy Technology, Inc	127
94,889	*,e	GSI Technology, Inc	863
330,011	*	GT Solar International, Inc	3,518
6,360		Hanmi Semiconductor Co Ltd	51
576,000		Hannstar Board International Holdings Ltd	68
1,515		Hansol LCD, Inc	68
23,000		Harvatek Corp	28
148,426	*,e	Hittite Microwave Corp	9,465
96,000		Holtek Semiconductor, Inc	137
25,631		Huga Optotech, Inc	26
910,850		Hynix Semiconductor, Inc	25,910
44,673	*	Ikanos Communications, Inc	51
5,460	*	Iljin Display Co Ltd	49
3,194,490		Infineon Technologies AG.	32,588
2,348,377	*	Inotera Memories, Inc	1,195
52,015	*,e	Inphi Corp	1,093
723,285	*	Integrated Device Technology, Inc	5,331
27,000	*	Integrated Memory Logic Ltd	75
109,009	*	Integrated Silicon Solution, Inc	1,011
25,915,705		Intel Corp	522,720
134,103	*	International Rectifier Corp	4,433
247,447		Intersil Corp (Class A)	3,081
635,648	*	IQE plc	505
25,000		ITE Technology, Inc	41
118,944	*	IXYS Corp	1,597
7,434	*	Jusung Engineering Co Ltd	121
8,524		KC Tech Co Ltd	70
9,430	*	KEC Corp	9
381,000	*	King Yuan Electronics Co Ltd	210
329,669		Kinsus Interconnect Technology Corp	1,018
440,412	e	Kla-Tencor Corp	20,862

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,130		Kontron AG.	$883
382,445	*,e	Kopin Corp	1,755
277,820	*	Kulicke & Soffa Industries, Inc	2,598
2,962		L&F Co Ltd	52
1,450,061	*	Lam Research Corp	82,160
804,280	*	Lattice Semiconductor Corp	4,745
21,000		Leadtrend Technology Corp	82
66,449	*	Lextar Electronics Corp	107
432,945		Linear Technology Corp	14,560
26,000		Lingsen Precision Industries Ltd	20
1,296,612	*,e	LSI Logic Corp	8,817
227,681	*,e	LTX-Credence Corp	2,079
2,754	*	Lumens Co Ltd	22
4,000		Macroblock, Inc	17
4,688,640		Macronix International	3,109
3,055	*	Manz Automation AG.	219
2,679,563	*	Marvell Technology Group Ltd	41,667
220,729	*,e	Mattson Technology, Inc	539
2,504,115		Maxim Integrated Products, Inc	64,105
21,654	*,e	MaxLinear, Inc	177
1,215,227		MediaTek, Inc	13,962
80,047		Melexis NV	1,427
2,751		Melfas, Inc	113
44,382	*	Mellanox Technologies Ltd	1,110
1,373,562	*,e	MEMC Electronic Materials, Inc	17,801
230,962	e	Micrel, Inc	3,113
363,298	e	Microchip Technology, Inc	13,809
17,022,595	*	Micron Technology, Inc	195,079
43,259	*	Micronas Semiconductor Holdings, Inc	444
19,100		Micronics Japan Co Ltd	212
407,115	*	Microsemi Corp	8,431
21,900		Mimasu Semiconductor Industry Co Ltd	235
143,549	*,e	Mindspeed Technologies, Inc	1,214
266,545	*,e	MIPS Technologies, Inc	2,796
63,300		Mitsui High-Tec, Inc	335
253,678	e	MKS Instruments, Inc	8,447
134,834	*,e	Monolithic Power Systems, Inc	1,913
171,000	*	Mosel Vitelic, Inc	86
124,407	*,e	MoSys, Inc	748
489,805		Motech Industries, Inc	2,118
11,000	*	MPI Corp	45
444,000	*	MStar Semiconductor, Inc	3,639
123,448	*	Nanometrics, Inc	2,233
1,563,918	*	Nanya Technology Corp	814
472,000	e	National Semiconductor Corp	6,768
32,000	*	Neo Solar Power Corp	80
3,635		NEPES Corp	71
266,153	*,e	Netlogic Microsystems, Inc	11,184
198,536		Nordic Semiconductor ASA	693
623,826		Novatek Microelectronics Corp Ltd	1,836
813,093	*	Novellus Systems, Inc	30,190
15,300	e	NPC, Inc	395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,933	*	NVE Corp	$1,461
2,207,578	*	Nvidia Corp	40,752
229,908	*	Omnivision Technologies, Inc	8,169
6,164,974	*	ON Semiconductor Corp	60,848
288,000		Opto Technology Corp	208
205,000	*	Orient Semiconductor Electronics Ltd	47
5,000		Orise Technology Co Ltd	10
36,000	*	Pan Jit International, Inc	48
95,872	*,e	PDF Solutions, Inc	638
119,923	*	Pericom Semiconductor Corp	1,244
207,547		Phison Electronics Corp	1,158
9,641		Phoenix Solar AG.	327
265,537	*,e	Photronics, Inc	2,382
122,278		Pixart Imaging, Inc	502
153,919	*,e	PLX Technology, Inc	562
706,884	*,e	PMC - Sierra, Inc	5,302
96,846	e	Power Integrations, Inc	3,712
6,255,201	*	Powerchip Semiconductor Corp	1,351
790,296		Powertech Technology, Inc	2,475
561,682	e	PV Crystalox Solar plc	493
154,301	*,e	Q-Cells AG.	665
138,000		Radiant Opto-Electronics Corp	332
35,000		Ralink Technology Corp	112
208,035	*,e	Rambus, Inc	4,119
21,769		Raydium Semiconductor Corp	111
27,000	*	RDC Semiconductor Co Ltd	38
479,138		Realtek Semiconductor Corp	860
340,000		Regent Manner International Ltd	110
509,993	*,e	Renewable Energy Corp AS	1,791
4,050,395	*	RF Micro Devices, Inc	25,963
166,661		Richtek Technology Corp	1,152
144,220		Rohm Co Ltd	9,062
20,078	*	Roth & Rau AG.	449
68,378	*,e	Rubicon Technology, Inc	1,893
180,445	*,e	Rudolph Technologies, Inc	1,974
191,902		Samsung Electronics Co Ltd	162,726
30,706		Samsung Electronics Co Ltd (Preference)	17,480
3,000		San Chih Semiconductor Co	14
226,000	e	Sanken Electric Co Ltd	1,334
86,000		SDI Corp	105
27,638,000	*	Semiconductor Manufacturing International	2,125
255,630	*	Semtech Corp	6,396
39,203		Seoul Semiconductor Co Ltd	1,530
42,000	*	Shibaura Mechatronics Corp	133
149,000		Shindengen Electric Manufacturing Co Ltd	667
20,500	e	Shinkawa Ltd	214
219,127	e	Shinko Electric Industries	2,248
2,210		Shinsung Holdings Co Ltd	18
130,896	*,e	Sigma Designs, Inc	1,695
41,000		Sigurd Microelectronics Corp	38
158,190	*	Silex Systems Ltd	778
528,633	*,e	Silicon Image, Inc	4,742

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

297,000		Silicon Integrated Systems Corp	$167
87,101	*	Silicon Laboratories, Inc	3,764
2,645		Silicon Works Co Ltd	91
6,276,031		Siliconware Precision Industries Co	7,745
4,699		Simm Tech Co Ltd	60
476,000		Sino-American Silicon Products, Inc	2,029
4,900,000	*	Sino-Tech International Holdings Ltd	101
31,000		Sitronix Technology Corp	49
1,226,071	*	Skyworks Solutions, Inc	39,749
108,088	*,e	SOITEC	1,644
241,000	*	Solargiga Energy Holdings Ltd	65
18,000		Solartech Energy Corp	52
119,379	e	Solarworld AG.	1,940
36,894,511		Solomon Systech International Ltd	2,062
79,000		Sonix Technology Co Ltd	151
399,903	*	Spansion, Inc	7,466
26,000		Sporton International, Inc	58
92,936	*	Standard Microsystems Corp	2,292
447,774	e	STMicroelectronics NV	5,554
296,117	*,e	Sumco Corp	5,955
293,000	*	Sunplus Technology Co Ltd	184
298,858	*,e	Sunpower Corp (Class A)	5,122
45,354	*	Supertex, Inc	1,010
10,332	*	Taesan LCD Co Ltd	19
62,000		TA-I Technology Co Ltd	67
116,000	*	Taiwan IC Packaging Corp	34
88,000		Taiwan Mask Corp	36
60,000		Taiwan Semiconductor Co Ltd	53
41,698,717		Taiwan Semiconductor Manufacturing Co Ltd	99,921
66,000		Taiwan Surface Mounting Technology Co Ltd	157
106,000	*	Tekcore Co Ltd	149
2,277,909	*,e	Teradyne, Inc	40,570
295,736	*,e	Tessera Technologies, Inc	5,400
3,750,029	e	Texas Instruments, Inc	129,601
77,000	*	ThaiLin Semiconductor Corp	37
74	e	Thine Electronics Inc	76
280,219	e	Tokyo Electron Ltd	15,449
69,100	e	Tokyo Seimitsu Co Ltd	1,239
68,000		Topco Scientific Co Ltd	93
274,015	*	Tower Semiconductor Ltd	375
260,508		Transcend Information, Inc	712
521,374	*	Trident Microsystems, Inc	600
714,135	*	Triquint Semiconductor, Inc	9,219
178,000		Tyntek Corp	139
107,142	*,e	Ultra Clean Holdings	1,108
129,867	*,e	Ultratech, Inc	3,818
72,400	e	Ulvac, Inc	1,713
113,000		Unisem M BHD	71
24,758,022		United Microelectronics Corp	12,844
64,000		Unity Opto Technology Co Ltd	119
3,025,743		Vanguard International Semiconductor Corp	1,438
223,412	*	Varian Semiconductor Equipment Associates, Inc	10,873

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

355,695	*,e	Veeco Instruments, Inc	$18,084
222,000	*	Via Technologies, Inc	234
35,000		Visual Photonics Epitaxy Co Ltd	92
109,070	*,e	Volterra Semiconductor Corp	2,708
58,000	*	Wafer Works Corp	102
68,000		Walton Advanced Engineering, Inc	34
141,000		Weltrend Semiconductor	97
3,477,000	*	Winbond Electronics Corp	1,106
159,582	*,e	Wolfson Microelectronics plc	619
5,850	*	Woongjin Energy Co Ltd	94
1,016,291	e	Xilinx, Inc	33,334
27,168		XinTec, Inc	47
16,000		Youngtek Electronics Corp	50
5,000		Zentel Electronic Corp	9
346,421	*,e	Zoran Corp	3,599

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,786,684

SOFTWARE & SERVICES - 6.4%
41,554		3i Infotech Ltd	41
34,000		A8 Digital Music Holdings Ltd	10
252,212	*,e	Accelrys, Inc	2,018
2,263,255		Accenture plc	124,411
319	*,e	Access Co Ltd	346
212,349	*	ACI Worldwide, Inc	6,965
1,658	*	Acotel Group S.p.A	92
1,599,856		Activision Blizzard, Inc	17,550
252,615	*,e	Actuate Corp	1,314
419,289	*	Acxiom Corp	6,017
1,701,991	*	Adobe Systems, Inc	56,438
124,667	*	Advent Software, Inc	3,574
3,459		Ahnlab, Inc	58
1,639,403	*	Akamai Technologies, Inc	62,297
1,756,500	e	Alibaba.com Ltd	3,011
1,078,245	*	Alliance Data Systems Corp	92,610
3,347		Allied Digital Services Ltd	6
235,247		Alpha Systems, Inc	3,758
56,126		Alten	2,117
122,277	*,e	Altran Technologies S.A.	851
804,477	*	Amadeus IT Holding S.A.	15,356
1,748,560	*	Amdocs Ltd	50,446
115,463		American Software, Inc (Class A)	852
141,912	*	Ancestry.com, Inc	5,031
275,345	*,e	Ansys, Inc	14,921
3,581,259	*,e	AOL, Inc	69,942
344,387		Argo Graphics, Inc	4,537
394,484	*,e	Ariba, Inc	13,468
426,485	*	Aspen Technology, Inc	6,393
77,297		Asseco Poland S.A.	1,467
19,000	*	Astro Corp	40
466,634	*	Atos Origin S.A.	27,365
1,480,801	*	Autodesk, Inc	65,318
1,152,798		Automatic Data Processing, Inc	59,150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,779,606	*	Autonomy Corp plc	$121,795
520,062		Aveva Group plc	13,460
101,458	*	Baidu, Inc (ADR)	13,982
34,653		Bechtle AG.	1,465
274,341	e	Blackbaud, Inc	7,473
145,192	*	Blackboard, Inc	5,262
368,457	*,e	Blinkx plc	591
1,652,265	*	BMC Software, Inc	82,183
27,500	*	Booz Allen Hamilton Holding Co	495
128,151	*,e	Bottomline Technologies, Inc	3,222
244,124		Broadridge Financial Solutions, Inc	5,539
30,800	*,e	BroadSoft, Inc	1,469
100,769	*	Buongiorno S.p.A.	190
915,923		CA, Inc	22,147
163,046	*	CACI International, Inc (Class A)	9,998
970,251	*	Cadence Design Systems, Inc	9,460
248,838	e	Cap Gemini S.A.	14,448
837,886	e	Capcom Co Ltd	16,005
224,897	*	Cardtronics, Inc	4,577
145,283	e	carsales.com.au Ltd	778
39,698	e	Cass Information Systems, Inc	1,560
139,988	*,b,e	CDC Corp	357
17,284		Cegid Group	522
335,395	*	CGI Group, Inc	7,033
55,000	*	China Cyber Port International Co Ltd	12
240,000	*	Chinasoft International Ltd	60
7,000		Chinese Gamer International Corp	40
263,253	*	Ciber, Inc	1,764
877,912	*,e	Citrix Systems, Inc	64,491
1,470,689	*,e	Cognizant Technology Solutions Corp (Class A)	119,714
258,451	*,e	Commvault Systems, Inc	10,307
963,743		Companhia Brasileira de Meios de Pagamento	8,170
286,164	e	Computacenter plc	1,997
1,269,528	e	Computer Sciences Corp	61,864
70,488	*,e	Computer Task Group, Inc	937
413,173		Computershare Ltd	3,959
444,852	*,e	Compuware Corp	5,138
98,710	*,e	comScore, Inc	2,913
168,124	*,e	Concur Technologies, Inc	9,322
117,935	*,e	Constant Contact, Inc	4,116
202,626	*	Convergys Corp	2,910
13,260	*	Convio, Inc	154
25,241		Core Projects & Technologies Ltd	176
1,078,000		CSE Global Ltd	1,078
169,525	e	CSG Ltd	246
214,017	*	CSG Systems International, Inc	4,267
134,300	*,e	CSK Holdings Corp	409
126,976		Customers Ltd	191
45,000		Cyberlink Corp	138
6,178	*	Daea TI Co Ltd	13
1,255	*	Danal Co Ltd	13
5,940		Daou Technology, Inc	51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,377	e	Dassault Systemes S.A.	$3,875
5,729		Daum Communications	511
168,958	*,e	DealerTrack Holdings, Inc	3,879
100,385	*,e	Deltek, Inc	763
17,700	*	Demand Media, Inc	417
125,039	*,e	DemandTec, Inc	1,646
11,111		Devoteam S.A.	284
145,928	*,e	Dice Holdings, Inc	2,205
139	*,e	Digital Garage, Inc	613
183,692	*,e	Digital River, Inc	6,876
32,278	*,e	DMRC Corp	933
3,186		Dragonfly GF Co Ltd	38
282,596		DST Systems, Inc	14,927
27,800		DTS Corp	276
3,020	*	DuzonBIzon Co Ltd	33
135	e	Dwango Co Ltd	343
601,451	e	Earthlink, Inc	4,709
4,020,498	*	eBay, Inc	124,796
123,533	*,e	Ebix, Inc	2,922
43,919	*,e	Echo Global Logistics, Inc	577
12,320		Econocom Group	271
93,000	*,e	EDB Business Partner ASA	246
2,011,069	*,e	Electronic Arts, Inc	39,276
239,120	e	Ementor ASA	2,691
5,898		Engineering Ingegneria Informatica S.p.A.	194
17,700	*,e	Envestnet, Inc	238
216,849	*	Epicor Software Corp	2,401
160,394	e	EPIQ Systems, Inc	2,303
17,189	*,e	ePlus, Inc	457
137,159	*	Equinix, Inc	12,495
224,224	*	Euronet Worldwide, Inc	4,334
17,784		Exact Holding NV	564
71,803	*,e	ExlService Holdings, Inc	1,519
12,100	*,e	Eyeblaster, Inc	167
200,961	e	Factset Research Systems, Inc	21,047
200,926	e	Fair Isaac Corp	6,351
154,345	*,e	FalconStor Software, Inc	702
520,199	e	Fidelity National Information Services, Inc	17,005
66,899		Fidessa Group plc	1,880
7,322		Financial Technologies India Ltd	142
210,319	e	First American Corp	3,891
71,403	*	Firstsource Solutions Ltd	29
324,182	*	Fiserv, Inc	20,333
10,000	*	FleetCor Technologies, Inc	327
1,539	*,m	Forhuman Co Ltd	1
58,322	e	Forrester Research, Inc	2,233
124,612	*	Forthnet S.A.	81
257,194	*	Fortinet, Inc	11,317
125,728	e	F-Secure Oyj	415
46,400	e	FUJI SOFT, Inc	747
538		Future Architect, Inc	218
30,000		Gamania Digital Entertainment Co Ltd	43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,033	*	GameHi Co Ltd	$37
90,239	*	GameLoft	589
1,091	*	Gamevil, Inc	26
426,295	*	Gartner, Inc	17,764
131,815	*,e	Genpact Ltd	1,909
839,206		Geodesic Information Systems Ltd	1,460
55,397	*	GFI Informatique	292
214,440	*,e	Global Cash Access, Inc	701
345,565		Global Payments, Inc	16,905
14,203		Glodyne Technoserve Ltd	135
62,300	e	GMO internet, Inc	287
1,449,469	*	Google, Inc (Class A)	849,693
17,200	e	Gourmet Navigator, Inc	223
350,000	*,e	Gravity Co Ltd (ADR)	672
71,700	*	Gree, Inc	1,202
17,970,000	*	G-Resources Group Ltd	1,314
34,738		Groupe Steria SCA	1,118
278,879	*,e	GSI Commerce, Inc	8,163
51,635	*,e	Guidance Software, Inc	433
136,217	*	Hackett Group, Inc	523
6,253	*	Hanbit Soft, Inc	19
5,436		HCL Infosystems Ltd	12
217,941		HCL Technologies Ltd	2,338
168,183		Heartland Payment Systems, Inc	2,948
75,218		Hexaware Technologies Ltd	111
525,000	*	Hi Sun Technology China Ltd	185
67,702		HIQ International AB	410
1,407,632	*,e	IAC/InterActiveCorp	43,482
9,711		ICSA India Ltd	25
103,940	e	iGate Corp	1,951
458,617	e	Indra Sistemas S.A.	9,198
59,506		Industrial & Financial Systems	1,056
231,400		Ines Corp	1,620
280,500	*,e	Informatica Corp	14,651
351,900	m	Information Development Co	2,327
18,000		Information Services International-Dentsu Ltd	126
184,878	*,e	Infospace, Inc	1,601
805,563		Infosys Technologies Ltd	58,495
1,595	*	Infraware, Inc	11
7,000		Insyde Software Corp	40
92,716	*	Integral Systems, Inc	1,128
55,593	*,e	Interactive Intelligence, Inc	2,152
240,074	*,e	Internap Network Services Corp	1,577
5,125,426		International Business Machines Corp	835,802
27,000		International Games System Co Ltd	125
8,299	*	Internet Gold-Golden Lines Ltd	249
217	e	Internet Initiative Japan, Inc	648
1,285,820	*,e	Intuit, Inc	68,276
189,619		Iress Market Technology Ltd	1,833
121,260	e	IT Holdings Corp	1,267
132,455	e	Itochu Techno-Science Corp	4,283
194,065	*	j2 Global Communications, Inc	5,727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

367,039		Jack Henry & Associates, Inc	$12,439
197,841	*	JDA Software Group, Inc	5,987
687	e	Kakaku.com, Inc	3,823
146,840	*	Kenexa Corp	4,051
59,147		Keynote Systems, Inc	1,097
580,000	e	Kingdee International Software Group Co Ltd	364
195,000		Kingsoft Corp Ltd	117
95,452	*,e	KIT Digital, Inc	1,149
145,042	*,e	Knot, Inc	1,748
152,228	e	Konami Corp	2,813
11,473	*	Korea Digital Communications Corp	21
17,527		KPIT Cummins Infosystems Ltd	66
7,086	*	KT Hitel Co Ltd	47
733,183	*	Lawson Software, Inc	8,872
573,968		Lender Processing Services, Inc	18,476
187,270	*	Limelight Networks, Inc	1,341
308,110	*,e	Lionbridge Technologies	1,057
126,483	*,e	Liquidity Services, Inc	2,259
219,137	*,e	Liveperson, Inc	2,770
71,800	*,e	Local.com Corp	279
3,108,901		LogicaCMG plc	6,533
61,168	*,e	LogMeIn, Inc	2,579
120,535	*,e	LoopNet, Inc	1,706
59,925		MacDonald Dettwiler & Associates Ltd	3,330
75,200	e	Macromill, Inc	950
256,980	*	Magma Design Automation, Inc	1,753
2,867	*,f	Mail.ru (ADR) (purchased 11/05/10, cost $92)	86
155,872	*,e	Manhattan Associates, Inc	5,100
101,644	*,e	Mantech International Corp (Class A)	4,310
114,379	e	Marchex, Inc (Class B)	900
540,616		Mastercard, Inc (Class A)	136,083
64,523		Matrix IT Ltd	426
107,308		MAXIMUS, Inc	8,710
14,892		Meetic	326
482,203	*	Mentor Graphics Corp	7,055
430,973	e	Micro Focus International plc	2,185
516,229	*,e	Micros Systems, Inc	25,517
42,003,201		Microsoft Corp	1,065,200
86,430	*	MicroStrategy, Inc (Class A)	11,623
344,052	e	Misys plc	1,745
104	e	Mixi Inc	401
211,010		ModusLink Global Solutions, Inc	1,152
366,258	*,e	MoneyGram International, Inc	1,256
369,915	e	Moneysupermarket.com Group plc	509
815,308	*	Monitise plc	334
104,812	*	Monotype Imaging Holdings, Inc	1,520
857,068	*,e	Monster Worldwide, Inc	13,627
22,500	*,e	Motricity, Inc	338
738,185	*,e	Move, Inc	1,764
108	e	MTI Ltd	183
1,250,000	*	Nan Hai Corp Ltd	8
31,962	*	NCI, Inc (Class A)	779

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

104,731		Ncsoft	$23,903
42,700		NEC Fielding Ltd	494
17,015		Nemetschek AG.	761
91,547	*	Neowiz Games Corp	4,196
33,617		Net Entertainment NE AB	314
791	e	NET One Systems Co Ltd	1,185
217,177	*	Netscout Systems, Inc	5,933
75,509	*,e	NetSuite, Inc	2,196
37,922		NetVision Ltd	501
252,537	*	NeuStar, Inc (Class A)	6,460
57,853	*	NHN Corp	10,094
230,958		NIC, Inc	2,878
53,111	*	Nice Systems Ltd	1,960
75,900		Nihon Unisys Ltd	499
10,913		NIIT Ltd	14
207,738	e	Nintendo Co Ltd	56,486
46,100	e	Nippon System Development Co Ltd	461
228,809	e	Nomura Research Institute Ltd	5,054
24,887	e	Novabase SGPS S.A.	109
666,880	*,e	Novell, Inc	3,955
25,700		NS Solutions Corp	494
2,225	e	NTT Data Corp	6,870
1,229,777	*	Nuance Communications, Inc	24,054
6,950		OBIC Business Consultants Ltd	427
23,420	e	Obic Co Ltd	4,463
127,683	*,e	Online Resources Corp	483
10,444	*	OnMobile Global Ltd	57
68,270	*,e	Open Text Corp	4,242
73,389	*,e	OpenTable, Inc	7,805
397,901	*,e	Openwave Systems, Inc	852
170,532	e	Opera Software ASA	906
52,124	e	Opnet Technologies, Inc	2,032
19,044,433		Oracle Corp	635,512
54,963		Oracle Corp Japan	2,291
27,768	e	ORC Software AB	440
62,957	*	Ordina NV	350
16,250		Otsuka Corp	1,046
105,000		Pacific Online	56
636,729	*	Parametric Technology Corp	14,320
13,842		Patni Computer Systems Ltd	148
634,697		Paychex, Inc	19,904
13,000		PC Home Online	80
275,000	m	PCA Corp	3,201
56,241	e	Pegasystems, Inc	2,134
101,644	*	Perficient, Inc	1,221
119,600		Philweb Corp	45
201,545	e	Playtech Ltd	1,111
20,783		Polaris Software Lab Ltd	88
16,247	*	POSDATA Co Ltd	122
278,060	*	Progress Software Corp	8,089
94,575	*,e	PROS Holdings, Inc	1,378

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	$394
28,109	*,e	QAD, Inc (Class A)	303
7,027	*,e	QAD, Inc (Class B)	72
43,500	*,e	QLIK Technologies, Inc	1,131
353,654	*,e	Quest Software, Inc	8,979
43,103	*,e	QuinStreet, Inc	980
432,359	*,e	Rackspace Hosting, Inc	18,527
226,834	*	Radiant Systems, Inc	4,015
211,000	*	RCG Holdings Ltd	60
63,800	*,e	RealD, Inc	1,746
376,926	*,e	RealNetworks, Inc	1,402
44,200	*,e	RealPage, Inc	1,226
1,138,157	*	Red Hat, Inc	51,661
462,700		Redecard S.A.	6,816
88,193		Redflex Holdings Ltd	232
78,009		Renaissance Learning, Inc	917
18,298		Reply S.p.A.	532
20,509	*	Retalix Ltd	295
91,471	*	RightNow Technologies, Inc	2,863
25,108		Rolta India Ltd	78
43,880	*,e	Rosetta Stone, Inc	580
404,004	*,e	Rovi Corp	21,675
260,619	*	S1 Corp	1,741
121,055	*,e	Saba Software, Inc	1,188
2,069,949		Sage Group plc	9,234
1,124,869	*,e	SAIC, Inc	19,033
351,139	*,e	Salesforce.com, Inc	46,905
238,600	*	Samart Corp PCL	70
1,065,930		SAP AG.	65,193
436,881		Sapient Corp	5,002
771,291	*	Satyam Computer Services Ltd	1,137
157,235	*	SAVVIS, Inc	5,832
3,387		SBSi Co Ltd	42
107,203	*	SDL plc	1,119
42,100		Shanghai Baosight Software Co Ltd	92
5,977	e	SimCorp AS	958
405	e	Simplex Technology, Inc	172
79,870	*,e	Sina Corp	8,549
20,717		SK C&C Co Ltd	1,834
1,834	*	SK Communications Co Ltd	21
141,406	*	Smith Micro Software, Inc	1,324
168,678		SMS Management & Technology Ltd	1,128
33,775		Software AG.	5,576
25,000		Soft-World International Corp	96
2,330	*	Sohu.com, Inc	208
152,796	*,e	SolarWinds, Inc	3,585
136,487	e	Solera Holdings, Inc	6,974
122,355		Sonda S.A.	302
182		So-net Entertainment Corp	647
5,679		Sopra Group S.A.	617
164,413	*,e	Sourcefire, Inc	4,523

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,000		Springsoft, Inc	$65
10,365	*	SPS Commerce, Inc	161
78,215	e	Square Enix Co Ltd	1,359
281,205	*	SRA International, Inc (Class A)	7,975
53,725	*,e	SRS Labs, Inc	459
52,131	*,e	SS&C Technologies Holdings, Inc	1,065
63,104	e	Stamps.com, Inc	842
790	*,e	StarTek, Inc	4
10,011	*	Stream Global Services, Inc	30
271,464	*	SuccessFactors, Inc	10,612
26,271	e	Sumisho Computer Systems Corp	366
207,693	*	SupportSoft, Inc	1,078
10,232		Sword Group	323
8,801,823	*	Symantec Corp	163,185
97,441	*	Synchronoss Technologies, Inc	3,386
286,527	*	Synopsys, Inc	7,922
92,038		Syntel, Inc	4,807
89,000		Systex Corp	123
54,601	*	TA Indigo Holding Corp	1,460
370,849	*,e	Take-Two Interactive Software, Inc	5,700
293,184	*,e	Taleo Corp (Class A)	10,452
843,959		Tata Consultancy Services Ltd	22,407
44,732	*,e	TechTarget, Inc	399
45,800	e	Tecmo Koei Holdings Co Ltd	372
233,076	*	Telecity Group plc	1,900
292,702	*,e	TeleCommunication Systems, Inc (Class A)	1,206
33,589	*,e	TeleNav, Inc	399
229,746	*	TeleTech Holdings, Inc	4,452
338,286	*,e	Temenos Group AG.	12,802
1,681,200	e	Tencent Holdings Ltd	40,942
1,181,402	*	Teradata Corp	59,897
–	*,e	Terremark Worldwide, Inc	0	^
281,778	*,e	THQ, Inc	1,285
887,131	*	TIBCO Software, Inc	24,174
74,519	*	Tier Technologies, Inc	410
93,892	e	Tietoenator Oyj	1,717
1,933,079	*,e	Tiscali S.p.A.	208
505,873	*	TiVo, Inc	4,431
20,200		TKC	412
112,924	*,e	TNS, Inc	1,758
780,804		Total System Services, Inc	14,070
176,200		Totvus S.A.	3,383
59,257	*,e	TradeDoubler AB	439
49,100	e	Trans Cosmos, Inc/Japan	442
203,000		Travelsky Technology Ltd	198
23,286	*,e	Travelzoo, Inc	1,551
54,293	*,e	Trend Micro, Inc	1,446
122,335	*,e	Tyler Technologies, Inc	2,901
60	*,e	Ubiquitous Corp	119
119,763	*	Ubisoft Entertainment	1,223
103,005	*,e	Ultimate Software Group, Inc	6,052
340,184	*,e	Unisys Corp	10,621

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,234	e	Unit 4 Agresso NV	$1,233
361,062		United Internet AG.	6,489
541,255	e	United Online, Inc	3,413
7,400		Universo Online S.A.	71
2,000		Userjoy Technology Co Ltd	11
1,920,000	*	UURG Corp Ltd	71
503,088	*	Valueclick, Inc	7,275
125,488	*,e	Vasco Data Security International	1,723
36,366	*	Velti Ltd	410
658,894	*,e	VeriFone Holdings, Inc	36,206
283		VeriSign Japan KK	110
401,500		VeriSign, Inc	14,538
172,369	e	VirnetX Holding Corp	3,432
62,720	*,e	Virtusa Corp	1,175
1,811,593	e	Visa, Inc (Class A)	133,369
193,650	*,e	VistaPrint Ltd	10,050
880,827	*	VMware, Inc (Class A)	71,822
75,971	*,e	Vocus, Inc	1,965
347,385	*,e	Wave Systems Corp	1,087
189,692	*,e	WebMD Health Corp (Class A)	10,133
274,133	*,e	Websense, Inc	6,297
2,697	*	Webzen, Inc	20
2,378		WeMade Entertainment Co Ltd	70
4,413,679	e	Western Union Co	91,672
649,116		Wipro Ltd	6,990
133,557	e	Wirecard AG.	2,391
–	e	Works Applications Co Ltd	0	^
167,902	*,e	Wright Express Corp	8,704
286,066		Xchanging plc	365
4,227	*	XING AG.	249
19,889	e	Yahoo! Japan Corp	7,102
7,470,650	*,e	Yahoo!, Inc	124,386
142,100		YTL E-Solutions BHD	56
97		Zappallas, Inc	129
284,013	*,e	Zix Corp	1,045

		TOTAL SOFTWARE & SERVICES	7,220,964

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
123,800	*	5N Plus, Inc	1,184
1,512,000		AAC Acoustic Technologies Holdings, Inc	4,070
21,647		Aastra Technologies Ltd	556
104,000		Ability Enterprise Co Ltd	154
69,000		Accton Technology Corp	45
4,378	*	ACE Digitech Co Ltd	64
3,314,174		Acer, Inc	6,765
5,000	*	Acme Electronics Corp	26
259,980	*	Acme Packet, Inc	18,448
19,000		A-DATA Technology Co Ltd	28
58,000		Adlink Technology, Inc	108
266,968		Adtran, Inc	11,335
86,074	*	ADVA AG. Optical Networking	720
532,978		Advantech Co Ltd	1,650

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

180,566	*,e	Agilysys, Inc	$1,036
18,500		Aiphone Co Ltd	310
5,803,696	*,e	Alcatel S.A.	33,461
1,834,102	*	Alcatel-Lucent (ADR)	10,656
154,000		Alpha Networks, Inc	128
349,600	e	Alps Electric Co Ltd	3,352
2,529	m	Alti-Electronics Co Ltd	5
82,284	*	Alvarion Ltd	157
34,161		Amper S.A.	187
432,500		Amphenol Corp (Class A)	23,524
194,000		AmTRAN Technology Co Ltd	164
84,403	*	Anaren, Inc	1,697
205,298		Anixter International, Inc	14,348
169,000	e	Anritsu Corp	1,285
57,000		APCB, Inc	55
5,504,175	*	Apple, Inc	1,917,931
33,000		Arcadyan Technology Corp	58
40,800	e	Arisawa Manufacturing Co Ltd	220
787,614	*	Arris Group, Inc	10,034
512,925	*	Arrow Electronics, Inc	21,481
2,125,000	*	Artel Solutions Group Holdings Ltd	68
322,602	*	Aruba Networks, Inc	10,917
39,357	*	Ascom Holding AG.	608
23,931		Asia Vital Components Co Ltd	27
13,000		ASROCK, Inc	43
1,278,978		Asustek Computer, Inc	11,063
13,000		Aten International Co Ltd	22
24,095,853	*	AU Optronics Corp	20,986
587,556	*	AU Optronics Corp (ADR)	5,159
45,629	*	Audiocodes Ltd	269
19,295		Austria Technologie & Systemtechnik AG.	433
26,000		AV Tech Corp	82
1,268,502	*	Avanzit S.A.	837
3,599,741		Avermedia Technologies	4,443
127,523	*,e	Avid Technology, Inc	2,844
593,835	*	Avnet, Inc	20,244
177,903		AVX Corp	2,653
52,816		Axis Communications AB	1,116
49,966	*	Balda AG.	600
29,096	*	Barco NV	2,240
55,580		Bel Fuse, Inc (Class B)	1,223
5,300		Bematech S.A.	24
343,493	*	Benchmark Electronics, Inc	6,516
1,748,120	*	Benq Corp	1,058
192,846	*	BigBand Networks, Inc	492
97,639		Black Box Corp	3,432
262,480	*	Blue Coat Systems, Inc	7,391
196,441	*,e	Bookham, Inc	2,261
494,005	*	Brightpoint, Inc	5,355
857,831	*	Brocade Communications Systems, Inc	5,276
552,781		Brother Industries Ltd	8,117
123,249	*	Bull S.A.	658

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,500		BYD Electronic International Co Ltd	$195
407,900		CalComp Electronics Thailand PCL	43
40,981	*,e	Calix Networks, Inc	832
297,167	*	Cando Corp	230
33,000		Canon Electronics, Inc	904
1,698,628		Canon, Inc	73,057
847,000		Career Technology Co Ltd	1,480
1,845,853		Catcher Technology Co Ltd	9,130
297,957	*	Celestica, Inc	3,196
107,000		Centron Telecom International Holdings Ltd	26
37,029	*	Ceragon Networks Ltd	441
13,000		Chang Wah Electromaterials, Inc	60
87,000		Channel Well Technology Co Ltd	62
196,439	*	Checkpoint Systems, Inc	4,416
368,929		Cheng Uei Precision Industry Co Ltd	715
501,347		Chicony Electronics Co Ltd	898
768,000		China Aerospace International Holdings Ltd	92
204,000		China All Access Holdings Ltd	62
550,000	*	China Energine International Holdings Ltd	47
206,000		China High Precision Automation Group Ltd	149
306,000	*	China ITS Holdings Co Ltd	166
975,000	*	China Public Healthcare Holding Ltd	8
352,000		China Wireless Technologies Ltd	131
192,000		Chin-Poon Industrial Co	157
126,000		Chroma ATE, Inc	407
4,982,825	*	Chunghwa Picture Tubes Ltd	619
337,163	*,e	Ciena Corp	8,753
25,653,604		Cisco Systems, Inc	439,960
357,845		Citizen Watch Co Ltd	2,061
636,212		Clevo Co	1,289
3,248,000	*	CMC Magnetics Corp	786
53,700	*,e	CMK Corp	236
250,128		Cognex Corp	7,066
148,279	*,e	Coherent, Inc	8,616
233,000	e	Comba Telecom Systems Holdings Ltd	273
58,000		Compal Communications, Inc	53
6,949,469		Compal Electronics, Inc	6,899
139,000	*	Compeq Manufacturing Co	82
215,032		Comtech Telecommunications Corp	5,845
108,397	*,e	Comverge, Inc	505
2,251,800		Coretronic Corp	3,635
6,310,294		Corning, Inc	130,180
39,000		Coxon Precise Industrial Co Ltd	71
212,308	*	Cray, Inc	1,369
63,850		Creative Technology Ltd	176
3,207	*	CrucialTec Co Ltd	72
184,283		CTS Corp	1,990
19,000		CyberPower Systems, Inc	52
99,000		CyberTAN Technology, Inc	96
10,800		Daeduck Electronics Co	101
6,160		Daeduck GDS Co Ltd	50
7,800	e	Dai-ichi Seiko Co Ltd	394

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

423,000	e	Daiwabo Co Ltd	$873
149,904	e	Daktronics, Inc	1,611
74,000		Darfon Electronics Corp	101
1,250	*	Dasan Networks, Inc	10
51,353		DataTec Ltd	282
75,000	*	Daxon Technology, Inc	68
65,114		DDi Corp	688
7,663,322	*	Dell, Inc	111,196
83,300		Delta Electronics Thai PCL	74
2,400,964		Delta Electronics, Inc	9,506
136,000		Denki Kogyo Co Ltd	740
13,000		DFI, Inc	12
108,509	*	DG FastChannel, Inc	3,496
198,241	e	Diebold, Inc	7,030
131,843	*	Digi International, Inc	1,392
245,000		Digital China Holdings Ltd	462
9,063	*,e	Digital Multimedia Technologies S.p.A.	280
1,513		Digitech Systems Co Ltd	24
358,864		Diploma plc	1,842
146,000		D-Link Corp	136
197,238	*	Dolby Laboratories, Inc (Class A)	9,706
72,993	*,e	DTS, Inc	3,404
59,900		Eastern Communications Co Ltd	33
138,302	*,e	Echelon Corp	1,401
133,556	*	EchoStar Corp (Class A)	5,055
20,371		Eizo Nanao Corp	483
72,149		Electro Rent Corp	1,240
129,844	*	Electro Scientific Industries, Inc	2,254
720,672		Electrocomponents plc	3,090
190,870	*	Electronics for Imaging, Inc	2,808
22,000		Elite Material Co Ltd	24
378,000		Elitegroup Computer Systems Co Ltd	131
288,300	*,e	Eltek ASA	297
9,453,786	*,e	EMC Corp	250,999
66,442	*,e	EMS Technologies, Inc	1,306
363,859	*	Emulex Corp	3,882
13,500	e	Enplas Corp	178
11,000		Entire Technology Co Ltd	43
2,995,552		Ericsson (LM) (B Shares)	38,540
32,407	e	Esprinet S.p.A.	279
334,970		Everlight Electronics Co Ltd	946
14,896		EVS Broadcast Equipment S.A.	948
31,663	*	Exfo Electro Optical Engineering, Inc	345
401,453	*,e	Extreme Networks, Inc	1,405
566,188	*	F5 Networks, Inc	58,074
55,400	*	Fabrinet	1,117
69,815	*	FARO Technologies, Inc	2,793
111,000	*,e	FDK Corp	179
440,230	*,e	Finisar Corp	10,830
62,000		Firich Enterprises Co Ltd	93
17,000		FLEXium Interconnect, Inc	33
304,089		Flir Systems, Inc	10,525

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,000		Flytech Technology Co Ltd	$96
2,520,120	*,e	Foxconn International Holdings Ltd	1,513
1,009,278		Foxconn Technology Co Ltd	3,844
1,085,663	e	Fuji Folms Holdings Corp	33,650
2,052,262	e	Fujitsu Ltd	11,597
15,138	*	Fulltech Fiber Glass Corp	15
28,700		Furuno Electric Co Ltd	146
50,313	*	G Tech Optoelectronics Corp	210
379,163	e	Gemalto NV	18,668
98,000		Gemtek Technology Corp	112
24,000		GeoVision, Inc	92
130,013	*,e	Gerber Scientific, Inc	1,217
178,000		Getac Technology Corp	95
20,000	*	Giantplus Technology Co Ltd	13
248,000		Gigabyte Technology Co Ltd	239
22,988		Gigastorage Corp	39
40,103	*	Gilat Satellite Networks Ltd	215
114,000		Global Brands Manufacture Ltd	71
109,556	*,e	Globecomm Systems, Inc	1,351
88,000	*	Gold Circuit Electronics Ltd	37
66,000	e	Great Wall Technology Co Ltd	33
54,900		Hakuto Co Ltd	578
521,438		Halma plc	2,930
95,300	e	Hamamatsu Photonics KK	3,778
109,200		Hana Microelectronics PCL	87
113,000		Hannstar Board Corp	68
5,539,441	*	HannStar Display Corp	985
464,723	*,e	Harmonic, Inc	4,359
694,260	e	Harris Corp	34,435
333,790	*	Harris Stratex Networks, Inc (Class A)	1,726
13,712,296	e	Hewlett-Packard Co	561,794
1,549,967		High Tech Computer Corp	60,541
57,373	*	Himachal Futuristic Communications	16
10,200		Hioki EE Corp	203
25,559	e	Hirose Electric Co Ltd	2,752
195,249		Hitachi High-Technologies Corp	3,892
85,000	*,e	Hitachi Kokusai Electric, Inc	675
18,641,160	*,e	Hitachi Ltd	97,038
30,000		HiTi Digital, Inc	34
134,000		Holystone Enterprise Co Ltd	165
16,314,829		Hon Hai Precision Industry Co, Ltd	57,085
54,895		Horiba Ltd	1,611
80,900	e	Hosiden Corp	825
529,233	*,e	Hoya Corp	12,078
4,346		Humax Co Ltd	56
135,349	*,e	Hutchinson Technology, Inc	382
176,221	*	Hypercom Corp	2,120
284,374	*,e	Ibiden Co Ltd	9,000
31,000		Ichia Technologies, Inc	19
50,000		I-Chiun Precision Industry Co Ltd	56
12,200	e	Icom, Inc	359
30,000		ICP Electronics, Inc	57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,900	*	IdeiasNet S.A.	$51
675,434	*	Imagination Technologies Group plc	4,643
128,823	*,e	Imation Corp	1,435
136,882	*,e	Immersion Corp	1,046
4,853		Inficon Holding AG.	1,018
367,720	*,e	Infinera Corp	3,085
82,000		Infortrend Technology, Inc	105
45,714		Ingenico	2,048
468,135	*	Ingram Micro, Inc (Class A)	9,845
6,636,243	*	InnoLux Display Corp	6,796
246,219	*	Insight Enterprises, Inc	4,193
915,000		Inspur International Ltd	57
805		Intelligent Digital Integrated Security	12
185,135	e	InterDigital, Inc	8,833
3,581		Interflex Co Ltd	103
199,865	*	Intermec, Inc	2,157
144,364	*,e	Intevac, Inc	1,794
4,072		INTOPS Co Ltd	72
4,091,356		Inventec Co Ltd	2,085
110,969	*	IPG Photonics Corp	6,401
53,000		ITEQ Corp	84
218,906	*	Itron, Inc	12,355
59,212		Ituran Location and Control Ltd	882
141,942	*	Ixia	2,254
9,600	*	J Touch Corp	30
866,626		Jabil Circuit, Inc	17,705
114,000	e	Japan Aviation Electronics Industry Ltd	793
18,900	e	Japan Cash Machine Co Ltd	161
41,600		Japan Digital Laboratory Co Ltd	491
111,000		Japan Radio Co Ltd	303
220,000		JCY International BHD	54
3,560,951	*,e	JDS Uniphase Corp	74,210
53,096	*	Jenoptik AG.	425
3,000		Jentech Precision Industrial Co Ltd	13
20,000		Jess-Link Products Co Ltd	41
292,000	e	Ju Teng International Holdings Ltd	91
2,844,358	*,e	Juniper Networks, Inc	119,691
27,600		Kaga Electronics Co Ltd	325
7,655		Kapsch TrafficCom AG.	678
44,483		Keyence Corp	11,356
1,354		KH Vatec Co Ltd	23
1,507,776		Kingboard Chemical Holdings Ltd	7,929
697,000	*	Kinpo Electronics	221
4,744	*	KMW Co Ltd	24
55,400	e	Koa Corp	625
701,163	e	Konica Minolta Holdings, Inc	5,893
46,641	*	Kudelski S.A.	850
69,705	*,e	KVH Industries, Inc	1,054
103,000		KYE Systems Corp	76
243,231		Kyocera Corp	24,651
369,854	*,e	L-1 Identity Solutions, Inc	4,357
368,632		Laird Group plc	816

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

458,644		Largan Precision Co Ltd	$12,399
8,896,300	e	Lenovo Group Ltd	5,062
1,152,118	*,e	Lexmark International, Inc (Class A)	42,674
12,090		LG Innotek Co Ltd	1,282
347,272		LG.Philips LCD Co Ltd	10,884
168,000	*	Lite-On Semiconductor Corp	104
4,792,334		Lite-On Technology Corp	5,898
93,575	e	Littelfuse, Inc	5,343
20,837	*,e	Logitech International S.A.	375
1,797	*,e	LoJack Corp	8
56,076	*	Loral Space & Communications, Inc	4,349
6,000		Lotes Co Ltd	24
53,000		Lumax International Corp Ltd	104
27,100		Macnica, Inc	669
16,000		Mag Layers Scientific-Technics Co Ltd	44
145,000		Marubun Corp	730
116,271	*,e	Maxwell Technologies, Inc	2,008
66,536	*,e	Measurement Specialties, Inc	2,266
21,800	*,e	Megachips Corp	390
14,600	e	Meiko Electronics Co	155
29,500		Melco Holdings, Inc	955
149,910	*,e	Mercury Computer Systems, Inc	3,172
23,491	*,e	Meru Networks, Inc	477
176,677	e	Methode Electronics, Inc	2,134
113,000	*	Microelectronics Technology, Inc	57
376,000		Micro-Star International Co Ltd	192
386,904	*,e	Microvision, Inc	511
130	*	MidgardXXI, Inc	0	^
17,000		MIN AIK Technology Co Ltd	49
1,195,622		Mitac International	514
59,567	e	Mitsumi Electric Co Ltd	793
119,000		MOBI Development Co Ltd	38
263,010	e	Molex, Inc	6,607
24,109		Moser Baer India Ltd	22
1,079,320	*,e	Motorola Mobility Holdings, Inc	26,335
984,552	*,e	Motorola, Inc	44,000
66,423		MTS Systems Corp	3,026
80,398	*	Multi-Fineline Electronix, Inc	2,269
396,710	e	Murata Manufacturing Co Ltd	28,687
272,078		Nan Ya Printed Circuit Board Corp	811
92,000	*	Nanjing Panda Electronics	26
181,732	e	National Instruments Corp	5,955
452,135	*	NCR Corp	8,518
800,137	e	NEC Corp	1,738
19,300	e	NEC Mobiling Ltd	591
27,563	*,e	NeoPhotonics Corp Ltd	312
56,801	e	Neopost S.A.	4,973
460,480	*,e	Net Insight AB	272
1,725,684	*,e	NetApp, Inc	83,143
151,187	*	Netgear, Inc	4,905
5,000		Netronix, Inc	8
170,064	*,e	Network Engines, Inc	345

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

144,448	*,e	Network Equipment Technologies, Inc	$545
506,000		Newmax Technology Co Ltd	2,250
236,572	*	Newport Corp	4,218
74,697	e	Nichicon Corp	1,058
24,200		Nidec Copal Electronics Corp	179
52,000		Nidec Sankyo Corp	369
21,500	e	Nihon Dempa Kogyo Co Ltd	341
19,800		Nippon Ceramic Co Ltd	405
215,000		Nippon Chemi-Con Corp	1,074
727,765		Nippon Electric Glass Co Ltd	10,314
31,000		Nohmi Bosai Ltd	199
4,937,827		Nokia Oyj	42,042
81,562		Nolato AB (B Shares)	976
298		Nortel Networks Netas Telekomunikasyon AS.	26
129,529	*,e	Novatel Wireless, Inc	707
997,000	*	Oki Electric Industry Co Ltd	792
252,607		Omron Corp	7,111
122,000	*	O-Net Communications Group	81
100,692	*,e	Oplink Communications, Inc	1,962
155,923	*	OpNext, Inc	379
34,000	e	Osaki Electric Co Ltd	312
118,134	*	OSI Systems, Inc	4,434
155,000		Pan-International Industrial	181
40,000		Paragon Technologies Co Ltd	72
89,330	e	Park Electrochemical Corp	2,881
33,449	*	Parrot S.A.	1,199
5,766		Partron Co Ltd	102
52,217	*,e	PC Connection, Inc	463
109,345	*,e	PC-Tel, Inc	839
2,302,217	*	Pegatron Technology Corp	2,612
6,416		People & Telecommunication, Inc	31
1,314	e	Phoenix Mecano AG.	966
277,684		Plantronics, Inc	10,169
173,423	*,e	Plexus Corp	6,080
23,000		Plotech Co Ltd	17
646,924	*	Polycom, Inc	33,543
46,000		Portwell, Inc	45
3,300		Positivo Informatica S.A.	16
23,000		Power Quotient International Co Ltd	13
469,173	*,e	Power-One, Inc	4,105
679,920	*	Powerwave Technologies, Inc	3,066
687,456		Premier Farnell plc	2,992
120,514	*,e	Presstek, Inc	251
4,205,000	*	Prime View International Co Ltd	6,792
14,000	*	Prosperity Dielectrics Co Ltd	17
30,000		P-Two Industries, Inc	36
656,274	*	QLogic Corp	12,174
9,856,755		Qualcomm, Inc	540,447
3,288,532		Quanta Computer, Inc	6,206
82,000		Quanta Storage, Inc	70
998,032	*	Quantum Corp	2,515
135,003	*	Rackable Systems, Inc	2,889

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,999	*,e	Radisys Corp	$1,108
59,581		Renishaw plc	1,443
758,854	*	Research In Motion Ltd (Canada)	42,917
101,264		Richardson Electronics Ltd	1,335
1,486,912	e	Ricoh Co Ltd	17,507
52,386		Rimage Corp	846
36,300	e	Riso Kagaku Corp	632
817,000	*	Ritek	245
679,970	*	Riverbed Technology, Inc	25,601
131,180	*,e	Rofin-Sinar Technologies, Inc	5,182
78,342	*	Rogers Corp	3,530
13,300		Roland DG Corp	192
60,500		Ryosan Co Ltd	1,458
32,700		Ryoyo Electro Corp	339
6,800		Sam Young Electronics Co Ltd	71
96,047		Samsung Electro-Mechanics Co Ltd	10,272
43,933		Samsung SDI Co Ltd	6,720
2,553,047	*,e	SanDisk Corp	117,671
158,413	*	Sandvine Corp	400
330,617	*	Sanmina-SCI Corp	3,706
33,200		Sanshin Electronics Co Ltd	281
9,647		Scailex Corp Ltd	199
134,838	*,e	Scansource, Inc	5,122
7,000		Sea Sonic Electronics Co Ltd	12
177,753	*	Seachange International, Inc	1,689
4,664,118	*,e	Seagate Technology, Inc	67,163
374,386	e	Seiko Epson Corp	6,007
77,000		Senao International Co Ltd	202
88,279		SFA Engineering Corp	5,496
52,500	*	Shanghai Potevio Co Ltd	36
20,700	*,m	Shenzhen SEG Co Ltd	8
207,189	e	Shimadzu Corp	1,840
25,400		Shinko Shoji Co Ltd	223
199,268	*,e	ShoreTel, Inc	1,640
125,000	*	Shuttle, Inc	73
45,253	*	Sierra Wireless, Inc	495
152,000		SIM Technology Group Ltd	32
252,490		Simplo Technology Co Ltd	1,579
59,000		Sinbon Electronics Co Ltd	46
2,317		Sindoh Co Ltd	109
144,000	*	Sintek Photronic Corp	132
11,000		Sirtec International Co Ltd	22
285,829	*,e	Smart Modular Technologies WWH, Inc	2,221
61,300	*	Smart Technologies, Inc	644
1,347,091	*,e	Smart Technologies, Inc (Class A)	13,754
114,000	e	SMK Corp	530
247,250		SNU Precision Co Ltd	4,320
55,000	*	Solelytex Industrial Corp	32
900,289	*,e	Sonus Networks, Inc	3,385
220,326		Spectris plc	4,809
64,743	*,e	Spectrum Control, Inc	1,274
935,920		Spirent Communications plc	2,063

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,100		Star Micronics Co Ltd	$589
164,124	*,e	STEC, Inc	3,297
52,364		Sterlite Technologies Ltd	69
86,726	*,e	Stratasys, Inc	4,076
80,000		Sunrex Technology Corp	80
98,180	*,e	Super Micro Computer, Inc	1,575
1,114		Suprema, Inc	10
14,000		Supreme Electronics Co Ltd	13
142,100	*	SVA Electron Co Ltd	84
70,023	e	Sycamore Networks, Inc	1,711
258,372	*	Symmetricom, Inc	1,584
145,290	*,e	Synaptics, Inc	3,926
43,000		Syncmold Enterprise Corp	75
131,810	*,e	SYNNEX Corp	4,314
1,553,198		Synnex Technology International Corp	3,623
23,404		Taiflex Scientific Co Ltd	53
43,000	*	Taiwan Chi Cheng Enterprise Co Ltd	25
49,000		Taiwan PCB Techvest Co Ltd	61
169,803	e	Taiyo Yuden Co Ltd	2,274
82,000	e	Tamura Corp	215
223,000		TCL Communication Technology Holdings Ltd	215
189,155	e	TDK Corp	11,187
90,522	*	Tech Data Corp	4,604
172,698	e	Technitrol, Inc	1,045
32,000	*	Tecom Co Ltd	8
337,305	*,e	Tekelec	2,739
755,715	e	Tellabs, Inc	3,960
25,847		Tessco Technologies, Inc	297
56,000		Test Research, Inc	92
56,000		Thinking Electronic Industrial Co Ltd	93
17,736		Thrane & Thrane AS	847
77,111		TKH Group NV	2,221
107,000	*,e	Toko, Inc	207
155,105		Tokyo Denpa Co Ltd	999
1,249	*	Tollgrade Communications, Inc	13
41,000		Tong Hsing Electronic Industries Ltd	205
81,100	e	Topcon Corp	430
26,000		Topoint Technology Co Ltd	25
5,787,173	e	Toshiba Corp	28,297
399,000		Toshiba TEC Corp	1,777
35,900	e	Toyo Corp/Chuo-ku	332
130,000	*	TPK HOLDING CO Ltd	3,576
310,000	e	Tpv Technology Ltd	186
246,685	*	Trimble Navigation Ltd	12,467
480,507		Tripod Technology Corp	2,116
619,000		Truly International Holdings	144
519,560		TT electronics plc	1,425
379,211	*,e	TTM Technologies, Inc	6,886
133,000		TXC Corp	247
1,240,400		Tyco Electronics Ltd	43,191
6,914	*	U-Blox AG.	374
36,900		Uchi Technologies BHD	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,547		Uju Electronics Co Ltd	$118
83,000	*	Uniden Corp	334
1,594,756		Unimicron Technology Corp	2,711
39,000	*	Unitech Printed Circuit Board Corp	22
139,378	*,e	Universal Display Corp	7,671
632,508	*,e	Utstarcom, Inc	1,486
48	e	V Technology Co Ltd	436
418,795		Venture Corp Ltd	3,193
144,907	*	Viasat, Inc	5,773
13,778	*,e	Viasystems Group, Inc	376
2,049,418	*	Vishay Intertechnology, Inc	36,357
34,712	*,e	Vishay Precision Group, Inc	544
714,000		VST Holdings Ltd	214
216,800	e	Vtech Holdings Ltd	2,458
498		Wacom Co Ltd	611
22,000		Wah Hong Industrial Corp	53
1,534,767		Wah Lee Industrial Corp	3,025
66,000	*	Walsin Technology Corp	41
238,000	e	Wasion Group Holdings Ltd	128
95,000		Weikeng Industrial Co Ltd	88
40,000		Wellypower Optronics Corp	49
2,583,945	*	Western Digital Corp	96,356
294,200		Wi-Lan, Inc	1,809
49,043		Wincor Nixdorf AG.	3,965
1,777,000	*	Wintek Corp	3,149
2,453,123		Wistron Corp	3,882
47,000		Wistron NeWeb Corp	156
1,460		Woojin, Inc	21
1,154,870		WPG Holdings Co Ltd	1,944
104,000		WT Microelectronics Co Ltd	159
53,000	*	WUS Printed Circuit Co Ltd	34
7,732,387	e	Xerox Corp	82,349
133,905	*,e	X-Rite, Inc	636
151,335	*	Xyratex Ltd	1,692
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
1,019,000		Yageo Corp	497
82,593	e	Yamatake Corp	2,023
186,005	e	Yaskawa Electric Corp	2,205
180,994	*,e	Yokogawa Electric Corp	1,381
109,393		Young Fast Optoelectronics Co Ltd	803
26,000		Yufo Electronics Co Ltd	21
163,214	*	Zebra Technologies Corp (Class A)	6,405
64,000		Zinwell Corp	117
732,447	e	ZTE Corp	3,399
80,022	*,e	Zygo Corp	1,170
177,000	*	Zyxel Communications	162

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,610,575

TELECOMMUNICATION SERVICES - 3.2%
14,471	*	012 Smile.Communications Ltd	501
93,721		AboveNet, Inc	6,079
2,011,800		Advanced Info Service PCL	5,986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,729	f	AFK Sistema (GDR)	$4,359
193,335	e	Alaska Communications Systems Group, Inc	2,059
14,177		Allied Technologies Ltd	119
32,384,230	e	America Movil S.A. de C.V. (Series L)	93,985
1,834,505	*	American Tower Corp (Class A)	95,064
28,541,556	e	AT&T, Inc	873,371
43,698		Atlantic Tele-Network, Inc	1,625
359,900	*	Axtel SAB de CV	211
473,769	e	BCE, Inc	17,211
28,524		Belgacom S.A.	1,105
2,273,454		Bezeq Israeli Telecommunication Corp Ltd	6,744
735,000		Bharti Airtel Ltd	5,889
435,062		Brasil Telecom S.A. (Preference)	3,880
24,326,990		BT Group plc	72,285
10,051,143		Cable & Wireless plc	7,334
1,600,636		Cable & Wireless Worldwide	1,347
112,037	*,e	Cbeyond Communications, Inc	1,307
59,981		Cellcom Israel Ltd	1,968
1,107,122	e	CenturyTel, Inc	46,001
3,163,768		China Communications Services Corp Ltd	1,924
9,405,390		China Mobile Hong Kong Ltd	86,821
26,371,637		China Telecom Corp Ltd	16,097
9,437,601	e	China Unicom Ltd	15,715
5,981,918		Chunghwa Telecom Co Ltd	18,655
856,805	*,e	Cincinnati Bell, Inc	2,296
1,320,000	e	Citic 1616 Holdings Ltd	420
880,000	*	Citic 21CN Co Ltd	127
436,000		City Telecom (HK) Ltd	333
447,936	*,e	Clearwire Corp (Class A)	2,504
186,411	*	Cogent Communications Group, Inc	2,660
508,479	*,e	Colt Telecom Group S.A.	1,216
182,837	*,f,m	Comstar United Telesystems (GDR) (purchased 03/13/06, cost $953)	1,262
175,293	e	Consolidated Communications Holdings, Inc	3,283
1,097,646	*	Crown Castle International Corp	46,705
6,817,502		Deutsche Telekom AG.	105,456
891,600		Digi.Com BHD	8,424
135,299		Drillisch AG.	1,396
39,782		Egyptian Co for Mobile Services	1,056
5,108	e	Elisa Oyj (Series A)	113
149,917		Empresa Nacional de Telecomunicaciones S.A.	2,451
3,048,019		Far EasTone Telecommunications Co Ltd	4,562
199,704	*,e	FiberTower Corp	401
381,273	e	France Telecom S.A.	8,561
251,539		Freenet AG.	2,871
7,163,283	e	Frontier Communications Corp	58,882
183,599	*	General Communication, Inc (Class A)	2,009
164,754	*	Global Crossing Ltd	2,293
309,217	*,e	Globalstar, Inc	393
41,100		Globe Telecom, Inc	843
28,203	*	GTL Infrastructure Ltd	24
9,330		Hellenic Telecommunications Organization S.A.	104
39,781	*	Hughes Communications, Inc	2,374

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,330,351		Hutchison Telecommunications Hong Kong Holdings Ltd	$740
403,590	*,e	ICO Global Communications Holdings Ltd (Class A)	1,078
98,037	e	IDT Corp (Class B)	2,642
185,306		iiNET Ltd	507
621	e	Iliad S.A.	74
109,532		Inmarsat plc	1,060
141,073	*,e	Iridium Communications, Inc	1,124
837,700		Jasmine International PCL	75
279,401	*	Jazztel plc	1,517
1,537,546		Kcom Group plc	1,517
4,651		KDDI Corp	28,756
161,000		Keppel Telecommunications & Transportation Ltd	173
191,692		KT Corp	6,798
186,220	*,e	Leap Wireless International, Inc	2,885
5,130,909	*,e	Level 3 Communications, Inc	7,542
559,036		LG Telecom Ltd	3,156
872,980		Magyar Telekom	2,745
80,171	*	Mahanagar Telephone Nigam	82
29,700	e	Manitoba Telecom Services, Inc	921
228,616		Maroc Telecom	4,448
68,900	*,e	Maxcom Telecomunicaciones SAB de C.V.	34
3,961,500		Maxis BHD	7,034
2,334,068	*	MetroPCS Communications, Inc	37,905
46,307	e	Millicom International Cellular S.A.	4,428
806,897	e	Mobile TeleSystems (ADR)	17,130
508,809		MobileOne Ltd	973
21,109		Mobistar S.A.	1,463
2,726,198	e	MTN Group Ltd	54,986
84,271	*	Netia S.A.	156
132,852	*	Neutral Tandem, Inc	1,960
1,028,820	*	NII Holdings, Inc (Class B)	42,871
1,652,251		Nippon Telegraph & Telephone Corp	73,798
136,260	e	NTELOS Holdings Corp	2,509
16,913	e	NTT DoCoMo, Inc	29,526
169		Okinawa Cellular Telephone Co	369
5,179,852		Orascom Telecom Holding SAE	3,772
730,028	*,e	PAETEC Holding Corp	2,438
120,667		Partner Communications	2,295
9,026,817		PCCW Ltd	3,760
111,917		Philippine Long Distance Telephone Co	5,968
1,399,998		Portugal Telecom SGPS S.A.	16,186
302,285	*,e	Premiere Global Services, Inc	2,303
7,093,500	*	PT Bakrie Telecom Tbk	289
300,500	*	PT Excelcomindo Pratama	188
1,382,676		PT Indosat Tbk	842
13,311,821		PT Telekomunikasi Indonesia Tbk (Series B)	11,206
186,222	*	QSC AG.	702
16,708,716		Qwest Communications International, Inc	114,121
1,198,519		Reliance Communication Ventures Ltd	2,896
498,862	e	Rogers Communications, Inc (Class B)	18,133
3,700	e	Rostelecom (ADR)	136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,134,438		Royal KPN NV	$53,449
361,545	*	SBA Communications Corp (Class A)	14,346
112,623	e	Shenandoah Telecom Co	2,034
7,269,379		Singapore Telecommunications Ltd	17,406
154,783	*	SK Broadband Co Ltd	670
54,145		SK Telecom Co Ltd	8,060
29,200	e	SK Telecom Co Ltd (ADR)	549
1,940,000		SmarTone Telecommunications Holding Ltd	3,218
1,530,464	e	Softbank Corp	60,980
252,616	*,e	Sonaecom - SGPS S.A.	527
22,281,010	*,e	Sprint Nextel Corp	103,384
1,088,676		StarHub Ltd	2,331
55,282		Swisscom AG.	24,660
3,358,715		Taiwan Mobile Co Ltd	7,904
569,409	e	TalkTalk Telecom Group plc	1,257
181,754	*	Tata Teleservices Maharashtra Ltd	70
71,113		Tele Norte Leste Participacoes S.A.	1,625
393,680		Tele Norte Leste Participacoes S.A. (Preference)	6,776
376,405		Tele2 AB (B Shares)	8,693
1,848,111		Telecom Corp of New Zealand Ltd	2,841
663,400		Telecom Egypt	1,922
16,453,289		Telecom Italia RSP	22,102
15,039,051		Telecom Italia S.p.A.	23,112
69,513		Telecom Plus plc	509
157,407		Telefonica O2 Czech Republic AS	3,682
4,316,784		Telefonica S.A.	108,285
7,454,422	e	Telefonos de Mexico S.A. de C.V. (Series L)	6,844
12,724		Telekom Austria AG.	186
2,287,600		Telekom Malaysia BHD	3,052
1,183,427		Telekomunikacja Polska S.A.	7,323
48,496		Telemar Norte Leste S.A.	1,647
76,894		Telenet Group Holding NV	3,604
975,069		Telenor ASA	16,048
510,303		Telephone & Data Systems, Inc	17,197
242,418		Telesp Celular Participacoes S.A.	9,592
978,772	e	TeliaSonera AB	8,459
391,728		Telkom S.A. Ltd	2,142
11,364,295		Telstra Corp Ltd	33,149
66,613		TELUS Corp	3,406
346,399	e	TELUS Corp, non-voting shares	16,829
398,400	*	Thaicom PCL	89
1,795,260		Tim Participacoes S.A.	7,708
359,100	*	Time dotCom BHD	101
3,454,400	*	TM International BHD	5,462
377,993		TPG Telecom Ltd	654
562,800	*	True Corp PCL	109
8,406		Tulip Telecom Ltd	27
854,380		Turk Telekomunikasyon AS	4,288
1,046,704		Turkcell Iletisim Hizmet AS	6,231
455,106	*,e	tw telecom inc (Class A)	8,738
90,441	*	US Cellular Corp	4,657
175,426	e	USA Mobility, Inc	2,542

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,022,907	e	Verizon Communications, Inc	$617,523
810,740	e	Vodacom Group Pty Ltd	9,496
60,884,854		Vodafone Group plc	173,509
440,676		Vodafone Group plc (ADR)	12,669
1,506,190	*,e	Vonage Holdings Corp	6,868
1,456,350	e	Windstream Corp	18,742

		TOTAL TELECOMMUNICATION SERVICES	3,668,161

TRANSPORTATION - 1.9%
195,078		Abertis Infraestructuras S.A.	4,233
49,161	*	ACE Aviation Holdings, Inc (Class A)	589
31,232		Aegean Airlines S.A.	88
272,473	*	AER Lingus	274
56,571		Aeroports de Paris	5,211
53,088	*,e	Air Berlin plc	235
90,100	*,e	Air Canada (Class A)	227
5,200,600	*,e	Air China Ltd	4,805
502,848	*,e	Air France-KLM	8,382
385,925	e	Air New Zealand Ltd	327
284,022	*,e	Air Transport Services Group, Inc	2,400
1,716,900	*	AirAsia BHD	1,522
613,808	*	Airtran Holdings, Inc	4,573
201,348	*	Alaska Air Group, Inc	12,769
126,191		Alexander & Baldwin, Inc	5,761
571,452		All America Latina Logistica S.A.	4,690
816,439	e	All Nippon Airways Co Ltd	2,435
61,922	e	Allegiant Travel Co	2,713
42,335	*	Amerco, Inc	4,106
1,023,251	*	AMR Corp	6,610
98,000		Anhui Expressway Co	78
98,713	e	Ansaldo STS S.p.A.	1,445
549	e	AP Moller - Maersk AS (Class A)	5,035
1,439	e	AP Moller - Maersk AS (Class B)	13,506
106,715		Arkansas Best Corp	2,766
3,929,466	e	Asciano Group	7,069
14,230	*	Asiana Airlines	129
131,986	*	Atlas Air Worldwide Holdings, Inc	9,202
804,288	e	Auckland International Airport Ltd	1,358
1,302,859		Australian Infrastructure Fund	2,578
149,380		Autostrada Torino-Milano S.p.A.	2,267
335,547		Autostrade S.p.A.	7,684
429,379	*	Avis Budget Group, Inc	7,690
128,314	*	Avis Europe plc	388
60,524	e	Baltic Trading Ltd	552
141,300		Bangkok Expressway PCL	88
331,000	*	Bangkok Metro PCL	7
738,849		BBA Aviation plc	2,404
2,755,600	e	Beijing Capital International Airport Co Ltd	1,453
55,900	e	Brisa-Auto Estradas de Portugal S.A.	377
1,438,372	*,e	British Airways plc	5,238
742,000	*	BTS F	18
1,073,129	e	Canadian National Railway Co	80,969

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

249,626		Canadian Pacific Railway Ltd	$16,046
1,839,825	e	Cathay Pacific Airways Ltd	4,407
298,387		CCR SA	8,662
38,740	*	Cebu Air, Inc	71
127,027	*,e	Celadon Group, Inc	2,063
3,959		Celebi Hava Servisi	63
2,954	e	Central Japan Railway Co	23,417
469,465	e	CH Robinson Worldwide, Inc	34,801
2,910,127	*	China Airlines	1,676
1,804,038		China Merchants Holdings International Co Ltd	7,609
6,551,600	*,e	China Shipping Container Lines Co Ltd	2,590
2,246,700		China Shipping Development Co Ltd	2,522
2,808,000	*,e	China Southern Airlines Co Ltd	1,250
57,000		Chinese Maritime Transport Ltd	121
27,751		Clarkson plc	570
2,358,546		ComfortDelgro Corp Ltd	2,916
19,416		Compagnie Maritime Belge S.A.	574
297,721	*	Compania SudAmericana de Vapores S.A.	222
6,929,217		ConnectEast Group	3,262
1,107,259	e	Con-Way, Inc	43,504
113,351		Copa Holdings S.A. (Class A)	5,985
4,240,975	*,e	COSCO Holdings	4,333
2,662,000		COSCO Pacific Ltd	5,037
211,716		Costamare, Inc	3,682
1,968,171	e	CSX Corp	154,698
293,000		CWT Ltd	286
30,517	e	D/S Norden	1,051
173,000	*,e	Daiichi Chuo Kisen Kaisha	343
74,000	e	Dalian Port PDA Co Ltd	30
202,800		Dazhong Transportation Group Co Ltd	152
3,273,874	*	Delta Air Lines, Inc	32,084
734,615	*	Deutsche Lufthansa AG.	15,556
1,746,760		Deutsche Post AG.	31,395
3,785	*	Dfds AS	320
121,256	*,e	Dollar Thrifty Automotive Group, Inc	8,091
258,989	e	DSV AS	6,377
520,083	*,e	Eagle Bulk Shipping, Inc	1,935
603,305	e	East Japan Railway Co	33,501
235,547	*	easyJet plc	1,286
184,200		EcoRodovias Infraestrutura e Logistica S.A.	1,496
1,000	*	Eitzen Chemical ASA	0	^
1,892,520	*	Eva Airways Corp	1,495
619,500		Evergreen International Storage & Transport Corp	495
5,109,722	*	Evergreen Marine Corp Tawain Ltd	4,246
339,331	*,e	Excel Maritime Carriers Ltd	1,456
499,150		Expeditors International Washington, Inc	25,027
15,000	*	Farglory F T Z Investment Holding Co Ltd	15
1,392,624	e	FedEx Corp	130,281
16,000		First Steamship Co Ltd	35
967,855		Firstgroup plc	5,061
14,355	e	Flughafen Wien AG.	910
5,702		Flughafen Zuerich AG.	2,375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

191,464	*,b,m	FLYi, Inc	$1
62,707		Forth Ports plc	1,648
122,810		Forward Air Corp	3,762
121,316	e	Fraport AG. Frankfurt Airport Services Worldwide	8,870
206,789		Freightways Ltd	514
309,000	e	Fukuyama Transporting Co Ltd	1,501
642,491	*,e	Gemina S.p.A.	595
167,258	*,e	Genco Shipping & Trading Ltd	1,801
162,877	*,e	Genesee & Wyoming, Inc (Class A)	9,479
10,434	f	Globaltrans Investment plc (GDR) (purchased 07/10/10, cost $157)	192
15,700		GLOVIS Co Ltd	2,230
98,941		Go-Ahead Group plc	2,125
144,262		Gol Linhas Aereas Inteligentes S.A.	1,930
433,000	e	Golden Ocean Group Ltd	555
398,000	e	Goodpack Ltd	613
159,591		Grindrod Ltd	350
356,425		Groupe Eurotunnel S.A.	3,788
51,300	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	97
979,391	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,164
73,000		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	428
51,700	m	Guangdong Provincial Expressway Development Co Ltd	25
2,000,000	e	Guangshen Railway Co Ltd	758
336,000		GZI Transportation Ltd	190
39,000	*	Hainan Meilan International Airport Co Ltd	42
135,617	e	Hamburger Hafen und Logistik AG.	6,293
64,310		Hanjin Shipping Co Ltd	1,999
1,170		Hanjin Shipping Holdings Co Ltd	17
1,090		Hanjin Transportation Co Ltd	29
289,568	*	Hawaiian Holdings, Inc	1,740
333,949	e	Heartland Express, Inc	5,864
1,198,020	*,e	Hertz Global Holdings, Inc	18,725
82,900	e	Hitachi Transport System Ltd	1,165
57,200		Hong Kong Aircraft Engineerg	795
7,585	e	Hopewell Highway Infrastructure Ltd	5
129,705	e	Horizon Lines, Inc (Class A)	110
216,246	*,e	Hub Group, Inc (Class A)	7,826
568,100	*	Hutchison Port Holdings Trust	562
50,280		Hyundai Merchant Marine Co Ltd	1,573
107,757	e	Iino Kaiun Kaisha Ltd	589
125,243	*,e	International Consolidated Airlines	461
96,600		International Container Term Services, Inc	93
35,171	e	International Shipholding Corp	876
27,900		Inui Steamship Co Ltd	166
27,661	*	Irish Continental Group plc	695
521,961	e	J.B. Hunt Transport Services, Inc	23,707
52,855	e	Japan Airport Terminal Co Ltd	667
191,800		Jazz Air Income Fund	1,056
15,479	*	Jet Airways India Ltd	155
2,604,016	*	JetBlue Airways Corp	16,327

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,840,000		Jiangsu Express	$4,305
110,000	*	Jinzhou Port Co Ltd	67
25,100	*	Julio Simoes Logistica S.A.	152
652,477		Kamigumi Co Ltd	5,568
972,070	*,e	Kansas City Southern Industries, Inc	52,929
1,456,455	e	Kawasaki Kisen Kaisha Ltd	5,381
364,671	e	Keihin Electric Express Railway Co Ltd	2,626
449,465	e	Keio Corp	2,686
215,454	e	Keisei Electric Railway Co Ltd	1,234
95,553	*	Kingfisher Airlines Ltd	85
1,238,556	e	Kintetsu Corp	3,978
19,900		Kintetsu World Express, Inc	622
223,007	*,e	Kirby Corp	12,777
257,344	e	Knight Transportation, Inc	4,954
56,147		Koninklijke Vopak NV	2,703
2,721	*	Korea Express Co Ltd	260
57,391		Korean Air Lines Co Ltd	3,438
55,796		Kuehne & Nagel International AG.	7,800
174,612		Lan Airlines S.A.	4,497
251,891	e	Landstar System, Inc	11,506
74,200	*	LLX Logistica S.A.	229
205,092		Localiza Rent A Car	3,291
8,200	*	Log-in Logistica Intermodal S.A.	42
471,144		Macquarie Airports	1,481
625,599	*,e	Macquarie Atlas Roads Group	1,238
231,960	e	Mainfreight Ltd	1,582
69,400		Malaysia Airports Holdings BHD	139
1,014,266	*	Malaysian Airline System BHD	616
49,200		Malaysian Bulk Carriers BHD	45
62,491	e	Marten Transport Ltd	1,394
133,000		Maruzen Showa Unyu Co Ltd	465
77,748		Mercator Lines Ltd	66
244,550		Mermaid Marine Australia Ltd	812
2,296	*	Minoan Lines S.A.	10
1,509,000		MISC BHD	3,920
84,734	e	Mitsubishi Logistics Corp	949
1,076,238	e	Mitsui OSK Lines Ltd	6,206
225,610	e	Mitsui-Soko Co Ltd	878
1,541,967		MTR Corp	5,705
605,926	*	National Express Group plc	2,381
5,342,378	*,e	Neptune Orient Lines Ltd	8,212
705,469	e	Nippon Express Co Ltd	2,706
164,000		Nippon Konpo Unyu Soko Co Ltd	1,832
4,555,529	e	Nippon Yusen Kabushiki Kaisha	17,824
466,714	e	Nishi-Nippon Railroad Co Ltd	2,009
96,000		Nissin Corp	259
1,510,838		Norfolk Southern Corp	104,656
341,204	*	Northgate plc	1,742
27,912	*,e	Norwegian Air Shuttle AS	543
10,265	f	Novorossiysk Commercial Sea Port (GDR) (purchased 07/06/10, cost $101)	104
486,897	e	Odakyu Electric Railway Co Ltd	4,105
60,709	e	Oesterreichische Post AG.	2,080

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,270	*	Old Dominion Freight Line	$6,431
230,648		Orient Overseas International Ltd	2,414
176,017	*,e	Pacer International, Inc	926
2,405,911		Pacific Basin Shipping Ltd	1,519
14,505	*,e	PAM Transportation Services, Inc	176
18,886	*	Panalpina Welttransport Holding AG.	2,350
34,625	*,e	Park-Ohio Holdings Corp	715
23,553	*,e	Patriot Transportation Holding, Inc	630
90,807	*,e	Pinnacle Airlines	522
10,200	*	Piraeus Port Authority	230
1,726,100		PLUS Expressways BHD	2,552
77,000		Precious Shipping PCL	46
2,123,500	*	PT Berlian Laju Tanker Tbk	90
398,000		PT Jasa Marga Tbk	155
5,493,011	*	Qantas Airways Ltd	12,382
2,206,101	*	QR National Ltd	7,644
19,895	*	Quality Distribution, Inc	236
110,115	*,e	RailAmerica, Inc	1,876
137,500	*	Regional Container Lines PCL	46
161,381	*	Republic Airways Holdings, Inc	1,038
71,000		Road King Infrastructure	61
56,698	*	Roadrunner Transportation Services Holdings, Inc	850
55,719		Ryanair Holdings plc	264
500	e	Ryanair Holdings plc (ADR)	14
423,686		Ryder System, Inc	21,439
737,000	e	Sagami Railway Co Ltd	2,048
72,036	*	Saia, Inc	1,181
96	*,m	SAir Group	0	^
388,000	e	Sankyu, Inc	1,859
29,600		Santos Brasil Participacoes S.A.	480
232,067	*,e	SAS AB	808
37,985		SAVE S.p.A.	405
6,990		Sebang Co Ltd	107
284,000		Seino Holdings Corp	2,145
116,000		Senko Co Ltd	376
18,300		Shandong Airlines Co Ltd	32
59,600		Shanghai Jinjiang International Investment Holdings Co	64
33,200		Shenzhen Chiwan Petroleum	45
62,000		Shenzhen Chiwan Wharf Holdings Ltd	109
188,000	e	Shenzhen Expressway Co Ltd	123
3,122,500		Shenzhen International Holdings	273
114,000		Shibusawa Warehouse Co Ltd	376
91,000		Shih Wei Navigation Co Ltd	120
118,000	e	Shinwa Kaiun Kaisha Ltd	251
1,372,000	e	Shun TAK Holdings Ltd	755
124,000		Sincere Navigation	135
700,846		Singapore Airlines Ltd	7,602
970,968		Singapore Airport Terminal Services Ltd	1,932
3,794,423		Singapore Post Ltd	3,491
465,000		Sinotrans Ltd	113
585,000	e	Sinotrans Shipping Ltd	189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,161		Sixt AG.	$517
11,977		Sixt AG. (Preference)	453
29,000	*,e	Skymark Airlines, Inc	346
252,074	e	Skywest, Inc	4,265
1,051,000	e	SMRT Corp Ltd	1,575
136,016		Societa Iniziative Autostradali e Servizi S.p.A.	1,591
3,206,047	e	Southwest Airlines Co	40,492
4,412,236	*	SpiceJet Ltd	3,788
1,012,988		Stagecoach Group plc	3,500
293,648		Stobart Group Ltd	685
54,740	e	Stolt-Nielsen S.A.	1,366
136,240		STX Pan Ocean Co Ltd	1,228
228,767	e	Sumitomo Warehouse Co Ltd	1,106
1,271,194	*,e	Swift Transportation Co, Inc	18,687
126,000		T.Join Transportation Co	126
78		Tam S.A.	1
113,970		Tam S.A. (Preference)	2,199
11,000		Tegma Gestao Logistica	171
1,372,800		Thai Airways International PCL	1,712
69,700		Thoresen Thai Agencies PCL	43
96,600	*	Tianjin Marine Shipping Co Ltd	52
702,000	e	Tianjin Port Development Holdings Ltd	169
379,000	*,e	Tiger Airways Holdings Ltd	436
1,492,581		TNT NV	38,326
636,497	e	Tobu Railway Co Ltd	2,600
1,251,227	e	Tokyu Corp	5,190
738,449	e	Toll Holdings Ltd	4,530
17,200		TPI-Triunfo Participacoes e Investimentos S.A.	95
37,988	*,f	TransContainer OAO (ADR) (purchased 03/30/11, cost $399)	399
105,456		TransForce, Inc	1,550
1,194,655	e	Transurban Group	6,642
571,183		Turk Hava Yollari	1,589
2,094,350	*,e	UAL Corp	48,149
96,645	*,e	Ultrapetrol Bahamas Ltd	491
652,700		U-Ming Marine Transport Corp	1,388
2,668,449	e	Union Pacific Corp	262,389
5,420,889		United Parcel Service, Inc (Class B)	402,881
46,078	*	Universal Truckload Services, Inc	795
843,100	*,e	US Airways Group, Inc	7,343
36,321	*,e	USA Truck, Inc	472
958,494		UTI Worldwide, Inc	19,400
176	e	Vantec Corp	493
67,336	*	Virgin Blue Holdings Ltd	22
23,971		VTG AG.	560
21,222	*	Vueling Airlines S.A.	291
1,267,670	*	Wan Hai Lines Ltd	888
254,837	e	Werner Enterprises, Inc	6,746
5,631	e	West Japan Railway Co	21,708
23,768		Wilh Wilhelmsen ASA	722
168,472	e	Wincanton plc	314
60,000		Wisdom Marine Lines Co Ltd	86
4,820,000		Xiamen International Port Co Ltd	985

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

421,195	e	Yamato Transport Co Ltd	$6,530
1,557,212		Yang Ming Marine Transport	1,217
121	*,e	YRC Worldwide, Inc	0	^
23,200	e	Yusen Air & Sea Service Co Ltd	362
4,918,000	e	Zhejiang Expressway Co Ltd	4,475

		TOTAL TRANSPORTATION	2,325,634

UTILITIES - 3.2%
10,565,219	e	A2A S.p.A.	17,105
3,847,700		Aboitiz Power Corp	2,661
232,859	e	Acciona S.A.	25,295
1,708,581	*,e	ACEA S.p.A.	20,146
100,798		Actelios S.p.A.	230
3,388,120	*	AES Corp	44,046
3,779,532		AES Gener S.A.	2,041
145,544		AES Tiete S.A.	2,211
439,302	e	AGL Energy Ltd	6,504
174,588		AGL Resources, Inc	6,956
42,810	*	Akenerji Elektrik Uretim AS	100
224,535	e	Alerion Industries S.p.A.	181
133,525		Algonquin Power & Utilities Corp	711
139,311		Allete, Inc	5,429
605,303		Alliant Energy Corp	23,564
1,279,287		Ameren Corp	35,910
80,926	*	American DG Energy, Inc	176
2,151,031		American Electric Power Co, Inc	75,587
79,550		American States Water Co	2,853
890,727		American Water Works Co, Inc	24,984
930,152	e	APA Group	4,050
266,011		Aqua America, Inc	6,089
30,851		Artesian Resources Corp	601
192,018		Ascopiave S.p.A.	441
89,145	e	Atco Ltd	5,397
42,859		Athens Water Supply & Sewage Co S.A.	323
85,734	e	Atlantic Power Corp	1,297
341,648		Atmos Energy Corp	11,650
910,000	*	AVIC International Holding HK Ltd	46
292,821	e	Avista Corp	6,773
56,753		Aygaz AS	361
1,206,202		Babcock & Brown Wind Partners	462
39,579,500	*	Beijing Enterprises Water Group Ltd	13,862
12,003	*	BF Utilities Ltd	211
712,000	*	Binhai Investment Co Ltd	46
190,690		Black Hills Corp	6,377
35,595	*	Boralex, Inc	310
64,259	*,e	Cadiz, Inc	783
82,022	e	California Water Service Group	3,049
1,559,978	*	Calpine Corp	24,757
208,600		Canadian Utilities Ltd	11,393
107,500	e	Capital Power Corp	2,874
7,764,551		Centerpoint Energy, Inc	136,345
715,510		Centrais Eletricas Brasileiras S.A.	10,812

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

601,724		Centrais Eletricas Brasileiras S.A. (Preference)	$11,285
1,600		Centrais Eletricas de Santa Catarina S.A.	42
95,550		Central Vermont Public Service Corp	2,225
12,038,787		Centrica plc	62,780
3,443		CESC Ltd	24
233,401	e	CEZ AS	11,938
67,195	e	CH Energy Group, Inc	3,396
244,853		Challenger Infrastructure Fund	302
63,541		Chesapeake Utilities Corp	2,645
269,096	e	Cheung Kong Infrastructure Holdings Ltd	1,271
4,458,000		China Gas Holdings Ltd	2,205
2,970,000	*,e	China Longyuan Power Group Corp	3,191
1,400,000	*	China Oil and Gas Group Ltd	131
785,000	e	China Power International Development Ltd	168
1,600,000	*	China Power New Energy Development Co Ltd	135
4,298,000	e	China Resources Gas Group Ltd	5,862
2,350,599		China Resources Power Holdings Co	4,531
1,349,848	e	China Water Affairs Group Ltd	513
4,540,000	*	China WindPower Group Ltd	484
1,029,673	e	Chubu Electric Power Co, Inc	22,924
288,063	e	Chugoku Electric Power Co, Inc	5,328
236,973		Cia de Saneamento Basico do Estado de Sao Paulo	6,822
27,500		Cia de Saneamento de Minas Gerais-COPASA	463
50,124		Cia de Transmissao de Energia Electrica Paulista	1,598
559,337		Cia Energetica de Minas Gerais	10,686
239,471		Cia Energetica de Sao Paulo (Class B)	4,562
12,400		Cia Energetica do Ceara	255
157,719		Cia Paranaense de Energia	4,294
318,979		Cleco Corp	10,938
2,790,959		CLP Holdings Ltd	22,563
1,110,240	e	CMS Energy Corp	21,805
9,991,219		Colbun S.A.	2,845
1,105,438	*,e	Conergy AG.	625
36,204	e	Connecticut Water Service, Inc	954
540,769	e	Consolidated Edison, Inc	27,428
72,199	e	Consolidated Water Co, Inc	787
3,755,544	e	Constellation Energy Group, Inc	116,910
1,127,131	*,e	Contact Energy Ltd	5,007
137,573		CPFL Energia S.A.	3,909
10,074,000	e	Datang International Power Generation Co Ltd	3,729
1,670,953		Dominion Resources, Inc	74,692
432,501		DPL, Inc	11,855
708,722	e	Drax Group plc	4,513
794,566		DTE Energy Co	38,902
1,651,261		DUET Group	2,861
2,952,383		Duke Energy Corp	53,586
502,958	*,e	Dynegy, Inc (Class A)	2,862
1,838,531		E.ON AG.	55,908
1,176		E1 Corp	52
26,843	e	EDF Energies Nouvelles S.A.	1,417
1,029,042	e	Edison International	37,653
9,301,679	e	Edison S.p.A.	10,398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,067		EDP - Energias do Brasil S.A.	$2,287
8,284	*,e	EDP Renovaveis S.A.	59
222,192	*	El Paso Electric Co	6,755
191,605	e	Electric Power Development Co	5,907
980,300		Electricite de France	40,627
35,800		Electricity Generating PCL	113
154,152		Eletropaulo Metropolitana de Sao Paulo S.A.	3,408
170,600	e	Empire District Electric Co	3,717
4,908,812		Empresa Nacional de Electricidad S.A.	9,105
6,827		Enagas	154
209,745		Enea S.A.	1,566
1,383,729	*,e	Enel Green Power S.p.A	3,840
13,763,029		Enel S.p.A.	86,704
266,090	e	Energen Corp	16,796
1,764,251		Energias de Portugal S.A.	6,869
1,024,060	*,e	Energy World Corp Ltd	513
19,403,007		Enersis S.A.	8,104
382,126	e	Entergy Corp	25,683
1,055,846		Envestra Ltd	655
79,902	*	EOS Russia AB	539
732,000	*,e	Epure International Ltd	417
25,500		Equatorial Energia S.A.	199
3,863	*,e	Etrion Corp	4
2,666,269		Exelon Corp	109,956
9,413,400	*	First Gen Corp	2,769
103,140		First Philippine Holdings Corp	136
1,614,134		FirstEnergy Corp	59,868
222,225	e	Fortis, Inc	7,592
3,358,340	e	Fortum Oyj	114,019
767,294		GAIL India Ltd	7,977
2,807,920		Gas Natural SDG S.A.	52,727
2,585,476		Gaz de France	105,439
275,252	*	Geodynamics Ltd	85
2,018,500		Glow Energy PCL	2,803
1,267,204	*	GMR Infrastructure Ltd	1,149
71,029		Great Lakes Hydro Income Fund	1,736
263,336		Great Plains Energy, Inc	5,272
20,000		Great Taipei Gas Co Ltd	12
63,156	*	Greentech Energy Systems	207
4,194,000		Guangdong Investments Ltd	2,120
62,359		Gujarat State Petronet Ltd	139
1,659,898	*	GVK Power & Infrastructure Ltd	963
787,459		Hastings Diversified Utilities Fund	1,302
181,102		Hawaiian Electric Industries, Inc	4,491
633,038		Hera S.p.A.	1,514
139,702	e	Hokkaido Electric Power Co, Inc	2,714
134,771	e	Hokuriku Electric Power Co	3,054
3,411,100		Hong Kong & China Gas Ltd	8,184
2,929,430		Hong Kong Electric Holdings Ltd	19,583
216,900	*	Huadian Energy Co Ltd	83
10,722,000	e	Huaneng Power International, Inc	6,274
723,000	e	Hyflux Ltd	1,239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,583		Iberdrola Renovables	$270
950,970		Iberdrola S.A.	8,269
234,223	e	Idacorp, Inc	8,924
10,950		Indraprastha Gas Ltd	74
1,211,228		Infratil Ltd	1,767
71,823	e	Innergex Renewable Energy, Inc	708
153,708		Integrys Energy Group, Inc	7,764
466,922		Interconexion Electrica S.A.	3,174
773,588		International Power plc	3,821
152,273		Inversiones Aguas Metropolitanas S.A.	232
654,326		Iride S.p.A.	1,219
326,960	e	ITC Holdings Corp	22,855
274	e	Japan Wind Development Co Ltd	260
183,825	e	Just Energy Income Fund	2,935
1,361,794	e	Kansai Electric Power Co, Inc	29,673
2,013		Korea District Heating Corp	132
337,340	*	Korea Electric Power Corp	8,263
47,719		Korea Gas Corp	1,591
10,135	*	KSK Energy Ventures Ltd	23
362,819	e	Kyushu Electric Power Co, Inc	7,095
131,952	e	Laclede Group, Inc	5,027
34,000		Macquarie Power & Infrastructure Income Fund	278
260,400	*,e	Magma Energy Corp	309
403,610		Manila Electric Co	2,398
357,500		Manila Water Co, Inc	150
478,500		MDU Resources Group, Inc	10,991
109,897		MGE Energy, Inc	4,450
63,575	e	Middlesex Water Co	1,156
177,964		National Fuel Gas Co	13,169
2,620,645		National Grid plc	24,931
214,959	e	New Jersey Resources Corp	9,232
1,640,454		NextEra Energy, Inc	90,422
238,510		Nicor, Inc	12,808
1,259,346	e	NiSource, Inc	24,154
952,463		Northeast Utilities	32,955
93,859	e	Northland Power Income Fund	1,543
913,234		Northumbrian Water Group plc	4,867
133,183		Northwest Natural Gas Co	6,144
163,033		NorthWestern Corp	4,940
1,442,972	*,e	NRG Energy, Inc	31,082
296,816		NSTAR	13,734
1,325,836		NTPC Ltd	5,746
3,647,016		NV Energy, Inc	54,304
5,656	e	Oest Elektrizitatswirts AG. (Class A)	251
407,606		OGE Energy Corp	20,609
89,200		Okinawa Electric Power Co, Inc	4,082
285,389	e	Oneok, Inc	19,087
40,913	e	Ormat Technologies, Inc	1,036
3,837,045	e	Osaka Gas Co Ltd	15,308
154,705	e	Otter Tail Corp	3,516
48,400		Pampa Energia S.A. (ADR)	686
552,604		Pennon Group plc	5,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,011,644		Pepco Holdings, Inc	$18,867
1,159,000		Petronas Gas BHD	4,377
1,892,992		PG&E Corp	83,632
388,501		Piedmont Natural Gas Co, Inc	11,791
608,611		Pinnacle West Capital Corp	26,042
378,545		PNM Resources, Inc	5,648
10,545,750		PNOC Energy Development Corp	1,460
1,312,333		Polska Grupa Energetyczna S.A.	10,585
342,014	e	Portland General Electric Co	8,130
448	*	Poweo	3
1,352,076		Power Grid Corp of India Ltd	3,090
1,859,684		PPL Corp	47,050
1,154,912	e	Progress Energy, Inc	53,288
17,088,000		PT Perusahaan Gas Negara	7,645
32,182		PTC India Ltd	60
319,844		Public Power Corp	5,551
4,967,035		Public Service Enterprise Group, Inc	156,510
46,300		Puncak Niaga Holding BHD	35
1,048,791		Questar Corp	18,301
450,000		Ratchaburi Electricity Generating Holding PCL	565
4,116		Red Electrica de Espana	234
22,800		Redentor Energia S.A.	100
204,588	e	Redes Energeticas Nacionais S.A.	725
249,107		Reliance Energy Ltd	3,856
685,088	*	Reliance Power Ltd	2,006
144,000		Rojana Industrial Park PCL	52
11,381,168	*	RRI Energy, Inc	43,362
18,514		Rubis	2,216
1,788,737	*	RusHydro (ADR)	9,100
65,232		RWE AG.	4,155
1,467	e	RWE AG. (Preference)	89
1,332		Samchully Co Ltd	121
244,066	e	SCANA Corp	9,609
297,438		Scottish & Southern Energy plc	6,018
23,693		Sechilienne-Sidec	665
2,545,469		Sempra Energy	136,182
235,562	e	Severn Trent plc	5,518
134,593	e	Shikoku Electric Power Co, Inc	3,663
75,000		Shizuoka Gas Co Ltd	468
58,794	e	SJW Corp	1,361
1,623,075		Snam Rete Gas S.p.A.	9,118
127,259	e	South Jersey Industries, Inc	7,123
2,720,493	e	Southern Co	103,678
255,265		Southwest Gas Corp	9,948
1,034,154		SP AusNet	942
1,744,706	e,f,g	Spark Infrastructure Group (purchased 05/29/09, cost $1,669)	2,020
146,626		Suez Environnement S.A.	3,037
192,000		Taiwan Cogeneration Corp	132
135,447		Tata Power Co Ltd	4,057
2,117,531	*	Tauron Polska Energia S.A.	4,674
488,633	e	TECO Energy, Inc	9,167
3,364,093		Tenaga Nasional BHD	6,937

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,811		Terna Energy S.A.	$232
4,706,816		Terna Rete Elettrica Nazionale S.p.A.	22,512
424,300		Thai Tap Water Supply PCL	84
464,900	*,e	Theolia S.A.	885
24,395		Thessaloniki Water Supply & Sewage Co S.A.	170
449,969	e	Toho Gas Co Ltd	2,319
382,120	e	Tohoku Electric Power Co, Inc	6,461
50,000	e,m	Tokai Corp	203
2,136,233	e	Tokyo Electric Power Co, Inc	11,907
5,908,979	e	Tokyo Gas Co Ltd	26,953
287,000		Towngas China Co Ltd	149
191,332		Tractebel Energia S.A.	3,234
240,135	e	TransAlta Corp	5,063
374,914	e	Transfield Services Infrastructure Fund	307
571,052		UGI Corp	18,788
254,190	e	UIL Holdings Corp	7,758
200,188		Unisource Energy Corp	7,233
512,909		United Utilities Group plc	4,864
48,736	e	Unitil Corp	1,148
792,058		Vector Ltd	1,511
152,618	e	Vectren Corp	4,151
482,053		Veolia Environnement	15,014
339,877		Westar Energy, Inc	8,980
269,250	e	WGL Holdings, Inc	10,501
1,160,911		Wisconsin Energy Corp	35,408
3,982,743		Xcel Energy, Inc	95,148
1,180,000		Xinao Gas Holdings Ltd	3,658
55,878	e	York Water Co	973
1,652,685		YTL Corp BHD	4,059
2,934,390		YTL Power International BHD	2,231
314,800		Zhejiang Southeast Electric Power Co (Class B)	198
23,000		Zhengzhou Gas Co Ltd	43
77,061	*	Zorlu Enerji Elektrik Uretim AS.	131

		TOTAL UTILITIES	3,663,880

		TOTAL COMMON STOCKS	112,554,011

		(Cost $93,543,231)

PREFERRED STOCK - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
722,689	*,b	Motors Liquidation Co	5,203

		TOTAL AUTOMOBILES & COMPONENTS	5,203

DIVERSIFIED FINANCIALS - 0.0%
303,290		Daishin Securities Co Ltd Pref 2	2,345

		TOTAL DIVERSIFIED FINANCIALS	2,345

FOOD, BEVERAGE & TOBACCO - 0.0%
1,268,175	*	Ambev Cia De Bebidas Das	35,304

		TOTAL FOOD, BEVERAGE & TOBACCO	35,304

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 0.0%
1,366	*	Malaysian Airline System BHD	$0	^

		TOTAL TRANSPORTATION	0	^

		TOTAL PREFERRED STOCK	42,852

		(Cost $30,398)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
61,025		Porsche Automobil Holding SE	529

		TOTAL AUTOMOBILES & COMPONENTS	529

BANKS - 0.0%
341		State Bank of Bikaner & Jaip	1

		TOTAL BANKS	1

CAPITAL GOODS - 0.0%
245,087		Gamuda Berhad	121
59,942	e	Gildemeister AG.	40
6	m	GreenHunter Energy, Inc	0	^
132,237		IJM Corp BHD - Warrants	108

		TOTAL CAPITAL GOODS	269

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
37,170	e	Cramo Oyj	123
36,800		WCT Berhad	9

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	132

CONSUMER SERVICES - 0.0%
23,136		Krispy Kreme Doughnuts, Inc - CW12	4
15,410		Minor International PCL Warrants	1

		TOTAL CONSUMER SERVICES	5

DIVERSIFIED FINANCIALS - 0.0%
2		Danske Bank AS	0	^

		TOTAL DIVERSIFIED FINANCIALS	0	^

ENERGY - 0.0%
109	m	Daesung Industrial Co Ltd	1
123,722	e	Etablissements Maurel et Prom CW14	48

		TOTAL ENERGY	49

FOOD BEVERAGE & TOBACCO - 0.0%
9,850	m	Kulim Malaysia BHD	3
3,040		QL Resources BHD	1
8,333		Xiwang Sugar Holdings Co Ltd	0	^

		TOTAL FOOD BEVERAGE & TOBACCO	4

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300,000	m	EnteroMedics, Inc	13

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MATERIALS - 0.0%
2,339		Kinross Gold Corp	$7

		TOTAL MATERIALS	7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
13,954		Celgene Corp	35
245	m	Ilyang Pharmaceutical Co Ltd	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	36

REAL ESTATE - 0.0%
28,661		FOUNTAINHEAD PROPERTY TRUST	1
4,761,352	m	GPT Group	0	^
52,190		Henderson Land Development Co Ltd Warrant	3
66,140		IJM Land BHD - CW13	31
306,950	m	Robinsons Land Corp	11
81,625		SP Setia BHD	50

		TOTAL REAL ESTATE	96

SOFTWARE & SERVICES - 0.0%
25,255		B2W Cia Global Do Varejo	17

		TOTAL SOFTWARE & SERVICES	17

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
108,827		Kingboard Chemical Holdings Ltd (CW)	90

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90

TELECOMMUNICATION SERVICES - 0.0%
–	e	TeliaSonera AB	0	^

		TOTAL TELECOMMUNICATION SERVICES	0	^

		TOTAL RIGHTS / WARRANTS	1,248

		(Cost $878)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.5%
TREASURY DEBT - 0.1%
$50,000,000		United States Treasury Bill	0.085%	07/14/11	49,986
7,000,000		United States Treasury Bill	0.100	07/28/11	6,998
52,500,000	d	United States Treasury Bill	0.215	10/20/11	52,451

		TOTAL TREASURY DEBT			109,435

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
REPURCHASE AGREEMENTS - 5.6%
173,000,000	o	Barclay Capital	0.050-0.120	04/01/11	173,000
170,000,000	p	BNP	0.100	04/01/11	170,000
900,000,000	q	Calyon	0.130	04/01/11	900,000
239,000,000	r	CSFB	0.120	04/01/11	239,000
921,000,000	s	Deutsche Bank	0.080	04/01/11	921,000
801,000,000	t	HSBC	0.120	04/01/11	801,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER			VALUE (000)

$132,040,000	u	Merrill Lynch	0.180	04/01/11	132,040
250,000,000	v	MF GLOBAL, Inc	0.140	04/01/11	250,000
341,000,000	w	Morgan Stanley	0.130	04/01/11	341,000
700,000,000	x	Nomura Securities	0.140	04/01/11	700,000
475,000,000	y	Royal Bank of Scotland	0.100	04/01/11	475,000
350,000,000	z	Societe General	0.100	04/01/11	350,000
900,000,000	aa	UBS Warburg	0.120	04/01/11	900,000

		TOTAL REPURCHASE AGREEMENTS			6,352,040

VARIABLE RATE SECURITY - 0.8% i
58,000,000		American Express Credit Account Master	0.560	10/15/12	58,160
25,000,000		Bank One Issuance Trust	0.590	07/15/11	24,999
43,525,000		Capital One Multi-Asset Execution Trust	0.630	08/15/11	43,532
51,000,000		Chase Issuance Trust 2007	0.620	06/15/12	50,919
110,000,000		Citibank Credit Card Issuance Trust	0.600	08/20/12	110,237
18,857,157		GE Equipment Midticket LLC	0.560	11/14/11	18,847
110,000,000		General Electric Cap Corp	0.660	09/28/11	110,212
17,000,000		General Electric Cap Corp	0.770	11/21/11	17,028
22,480,571		Granite Master Issuer plc 2006	0.610	12/20/50	21,267
17,775,323		Granite Master Issuer plc 2007	0.530	12/20/50	16,815
8,899,636		Medallion Trust Series 2005	0.480	08/22/36	8,653
49,821,379		Nelnet Student Loan Trust 2006	0.480	11/23/18	49,718
28,896,849		Nelnet Student Loan Trust 2007	0.560	09/25/18	28,790
135,000,000		Permanent Master Issuer plc	0.770	10/15/33	133,849
20,756,450		Puma Global Mortgage Backed Trust	0.510	02/21/38	19,592
16,456,522		SLM Student Loan Trust 2006	0.480	01/25/19	16,449
170,000,000		SLM Student Loan Trust 2007	0.500	01/25/19	164,120
43,000,000		SLM Student Loan Trust 2008	0.650	10/25/16	43,106
16,156,672		Wachovia Student Loan Trust 2005	0.490	04/25/17	16,150

		TOTAL VARIABLE RATE SECURITY			952,443

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			7,304,483

		TOTAL SHORT-TERM INVESTMENTS			7,413,918

		(Cost $7,421,654)
		TOTAL INVESTMENTS - 106.1%			120,083,818
		(Cost $101,082,452)
		OTHER ASSETS & LIABILITIES, NET - (6.1)%			(6,927,449)

		NET ASSETS - 100.0%			$113,156,369

		Abbreviation(s):
ADR		American Depositary Receipt
GDR		Global Depositary Receipt
REIT		Real Estate Investment Trust
SPDR		Standard & Poor’s Depository Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
e	All or a portion of these securities are out on loan.
f	Restricted security. At March 31, 2011, the value of these securities amounted to $204,409,000 or 0.2% of net assets.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2011 the value of these securities amounted to $11,559,000 or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Agreement with Barclay's Capital, 0.05%-0.12% dated 03/31/11 to be repurchased at $173,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $176,460,000.
p	Agreement with BNP, 0.10% dated 03/31/11 to be repurchased at $170,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $173,400,000.
q	Agreement with Calyon, 0.13% dated 03/31/11 to be repurchased at $900,003,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $918,000,000.
r	Agreement with CSFB, 0.12% dated 03/31/11 to be repurchased at $239,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $243,784,000.
s	Agreement with Deutsche Bank, 0.08% dated 03/31/11 to be repurchased at $921,002,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $939,420,000.
t	Agreement with HSBC, 0.12% dated 03/31/11 to be repurchased at $801,003,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $817,021,000.
u	Agreement with Merrill Lynch, 0.18% dated 03/31/11 to be repurchased at $132,041,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $134,681,000.
v	Agreement with MF GLOBAL, 0.14% dated 03/31/11 to be repurchased at $250,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $255,000,000.
w	Agreement with Morgan Stanley, 0.13% dated 03/31/11 to be repurchased at $341,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $347,820,000.
x	Agreement with Nomura Securities, 0.14% dated 03/31/11 to be repurchased at $700,003,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $714,000,000.
y	Agreement with Royal Bank of Scotland, 0.10% dated 03/31/11 to be repurchased at $475,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $484,501,000.
z	Agreement with Societe Generale, 0.10% dated 03/31/11 to be repurchased at $350,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $357,000,000.
aa	Agreement with UBS Warburg, 0.12% dated 03/31/11 to be repurchased at $900,003,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $918,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$83,913,643	69.9%

TOTAL DOMESTIC	83,913,643	69.9

FOREIGN

ARGENTINA	5,952	0.0
AUSTRALIA	1,905,979	1.6
AUSTRIA	158,400	0.1
BELGIUM	292,335	0.2
BERMUDA	72,791	0.1
BRAZIL	1,261,063	1.1
CAMBODIA	132	0.0
CANADA	3,633,953	3.0
CAYMAN ISLANDS	1,105	0.0
CHILE	98,353	0.1
CHINA	1,279,594	1.1
COLOMBIA	65,247	0.1
CYPRUS	4,485	0.0
CZECH REPUBLIC	58,996	0.0
DENMARK	340,512	0.3
EGYPT	23,308	0.0
FINLAND	301,052	0.3
FRANCE	2,554,431	2.1
GERMANY	2,152,584	1.8
GIBRALTAR	3,017	0.0
GREECE	53,447	0.0
GUERNSEY, C.I.	52,080	0.0
HONG KONG	666,717	0.6
HUNGARY	21,974	0.0
INDIA	636,658	0.5
INDONESIA	162,219	0.1
IRELAND	261,525	0.2
ISRAEL	127,627	0.1
ITALY	726,969	0.6
JAPAN	4,784,487	4.0
JERSEY, C.I.	2,106	0.0
KAZAKHSTAN	10,861	0.0
KOREA, REPUBLIC OF	1,081,665	0.9
LIECHTENSTEIN	1,981	0.0
LUXEMBOURG	18,716	0.0
MACAU	64,260	0.1
MALAYSIA	227,736	0.2
MEXICO	338,171	0.3
MONACO	540	0.0

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MOROCCO	$9,983	0.0%
NETHERLANDS	1,059,676	0.9
NEW ZEALAND	32,732	0.0
NORWAY	180,379	0.2
PANAMA	8,838	0.0
PERU	30,863	0.0
PHILIPPINES	44,469	0.0
POLAND	113,706	0.1
PORTUGAL	76,852	0.1
PUERTO RICO	8,261	0.0
RUSSIA	493,383	0.4
SINGAPORE	355,602	0.3
SOUTH AFRICA	528,254	0.4
SPAIN	588,227	0.5
SWEDEN	808,644	0.7
SWITZERLAND	2,433,182	2.0
TAIWAN	837,562	0.7
THAILAND	119,709	0.1
TURKEY	102,219	0.1
UKRAINE	3,668	0.0
UNITED ARAB EMIRATES	17,842	0.0
UNITED KINGDOM	4,863,096	4.1

TOTAL FOREIGN	36,170,175	30.1

TOTAL PORTFOLIO	$120,083,818	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.5%

CORPORATE BONDS - 0.5%

UNITED STATES - 0.5%
$ 29,845,445	n	General Motors Corp	7.200%	01/15/11	$8,581
13,592,224	n	General Motors Corp	7.130	07/15/13	3,806
18,106,794	n	General Motors Corp	7.700	04/15/16	5,115
4,461,000	n	General Motors Corp	9.400	07/15/21	1,227
61,921,000	e,n	General Motors Corp	8.380	07/15/33	18,421
19,417,463	n	Motors Liquidation Co	8.800	03/01/21	5,534
69,850,000	n	Motors Liquidation Co	8.250	07/15/23	19,907
18,159,000	n	Motors Liquidation Co	7.400	09/01/25	5,085
26,439,985	n	Motors Liquidation Co	6.750	05/01/28	7,403

		TOTAL UNITED STATES			75,079

		TOTAL CORPORATE BONDS			75,079

		(Cost $91,402)

		TOTAL BONDS			75,079

		(Cost $91,402)

SHARES		COMPANY

COMMON STOCKS - 98.3%

ARGENTINA - 0.0%
51,263		Tenaris S.A.	1,258

		TOTAL ARGENTINA	1,258

AUSTRALIA - 3.0%
134,085		AGL Energy Ltd	1,985
711,281		Alumina Ltd	1,813
323,391		Amcor Ltd	2,361
957,816		AMP Ltd	5,386
18,259	e	Aristocrat Leisure Ltd	61
547,091		Asciano Group	984
679,636		Australia & New Zealand Banking Group Ltd	16,729
53,057		Australian Stock Exchange Ltd	1,888
44,533		Bendigo Bank Ltd	439
1,321,732		BHP Billiton Ltd	63,440
15,794	e	Billabong International Ltd	123
523,845		BlueScope Steel Ltd	1,070
89,450	e	Boral Ltd	462
408,333		Brambles Ltd	2,989

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,871		Caltex Australia Ltd	$272
283,760		CFS Gandel Retail Trust	540
1,224,031		Challenger Financial Services Group Ltd	6,241
164,432		Coca-Cola Amatil Ltd	1,997
33,451	e	Cochlear Ltd	2,870
497,969		Commonwealth Bank of Australia	26,981
140,866		Computershare Ltd	1,350
58,081	e	Crown Ltd	489
160,954	e	CSL Ltd	5,944
63,693	e	CSR Ltd	216
13,627	*	Dart Energy Ltd	12
694,140		DB RREEF Trust	610
80,605		DuluxGroup Ltd	226
29,152		First Quantum Minerals Ltd	3,771
299,418		Fortescue Metals Group Ltd	1,984
149,522		Foster’s Group Ltd	884
167,652	e	Goodman Fielder Ltd	213
252,580		GPT Group (ASE)	820
63,311	e	Harvey Norman Holdings Ltd	196
290,216		Incitec Pivot Ltd	1,299
574,060		Insurance Australia Group Ltd	2,132
54,235	*,e	James Hardie Industries NV	342
263,997	e	John Fairfax Holdings Ltd	352
37,571	e	Leighton Holdings Ltd	1,146
184,564		Lend Lease Corp Ltd	1,731
2,328,240		MacArthur Coal Ltd	27,921
65,599		Macquarie Airports	206
21,288	*	Macquarie Atlas Roads Group	42
772,843		Macquarie Goodman Group	547
113,439	*	Macquarie Group Ltd	4,288
112,304	e	Metcash Ltd	483
1,048,014		Mirvac Group	1,350
207,946		Monadelphous Group Ltd	4,601
1,487,151		National Australia Bank Ltd	39,748
220,811		Newcrest Mining Ltd	9,096
7,574	*,e	Nufarm Ltd	40
394,908		OneSteel Ltd	996
172,209		Orica Ltd	4,702
327,511	e	Origin Energy Ltd	5,497
1,047,213		Oxiana Ltd	1,729
83,464	*,e	Paladin Resources Ltd	312
1,952	e	Perpetual Trustees Australia Ltd	59
138,043	*	Qantas Airways Ltd	311
419,693		QBE Insurance Group Ltd	7,677
130,864	*	QR National Ltd	453
209,973		Ramsay Health Care Ltd	4,148
425,044	e	Rio Tinto Ltd	37,255
252,021		Santos Ltd	4,052
19,949	e	Sims Group Ltd	360
35,946		Sonic Healthcare Ltd	445
168,241		SP AusNet	153
751,043		Stockland Trust Group	2,881

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

415,133		Suncorp-Metway Ltd	$3,642
84,553		Tabcorp Holdings Ltd	655
162,637		Tattersall’s Ltd	393
1,446,378		Telstra Corp Ltd	4,219
229,374		Toll Holdings Ltd	1,407
333,366	e	Transurban Group	1,854
327,916		Wesfarmers Ltd	10,774
11,754		Wesfarmers Ltd PPS	391
3,912,157		Westfield Group	37,779
3,837,827		Westfield Retail Trust	10,400
1,387,899		Westpac Banking Corp	34,921
188,830		Woodside Petroleum Ltd	9,142
505,368		Woolworths Ltd	14,046
35,352		WorleyParsons Ltd	1,133

		TOTAL AUSTRALIA	452,456

AUSTRIA - 0.2%
25,400		Erste Bank der Oesterreichischen Sparkassen AG.	1,283
61,703	*	IMMOFINANZ Immobilien Anlagen AG.	279
9,455		Oest Elektrizitatswirts AG. (Class A)	420
16,456		OMV AG.	744
5,650	e	Raiffeisen International Bank Holding AG.	314
35,813		Telekom Austria AG.	524
12,217		Voestalpine AG.	574
5,293		Wiener Staedtische Allgemeine Versicherung AG.	303

1,263,069	*	Wienerberger AG.	25,472

		TOTAL AUSTRIA	29,913

BELGIUM - 0.5%
31,925	*	Anheuser-Busch InBev NV	0	^
85,573		Bekaert S.A.	9,748
44,756		Belgacom S.A.	1,734
45,862		Colruyt S.A.	2,415
11,036		Delhaize Group	899
73,599	*	Dexia	286
287,823		Fortis	818
8,823		Groupe Bruxelles Lambert S.A.	824
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
984,569		InBev NV	56,132
20,817	*	KBC Groep NV	783
3,412		Mobistar S.A.	236
4,051		Nationale A Portefeuille	279
31,481		Solvay S.A.	3,732
12,988		UCB S.A.	493
12,437		Umicore	617

		TOTAL BELGIUM	78,996

BERMUDA - 0.0%
21,810		Allied World Assurance Co Holdings Ltd	1,367
48,371		Validus Holdings Ltd	1,612

		TOTAL BERMUDA	2,979

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BRAZIL - 0.8%
427,422		Banco do Brasil S.A.	$7,736
1,140,220		BM&FBOVESPA S.A.	8,276
217,229		Companhia Vale do Rio Doce (ADR)	7,245
494,329	e	Cosan Ltd	6,377
500,000		Diagnosticos da America S.A.	6,431
400,000		Localiza Rent A Car	6,419
450,000		Marcopolo S.A.	1,885
4,566,240		PDG Realty S.A.	25,618
1,027,375		Petroleo Brasileiro S.A. (ADR)	41,537
600,000		Satipel Industrial S.A.	6,339

		TOTAL BRAZIL	117,863

CANADA - 4.7%
54,445		Agnico-Eagle Mines Ltd	3,619
165,277		Agrium, Inc (Toronto)	15,263
40,922		Alimentation Couche Tard, Inc	1,076
85,091	e	ARC Energy Trust	2,313
56,051	*	Athabasca Oil Sands Corp	974
208,756		Bank of Montreal	13,561
407,240		Bank of Nova Scotia	24,989
438,802		Barrick Gold Corp	22,778
861,019		Barrick Gold Corp (Canada)	44,752
31,349	e	Baytex Energy Trust	1,833
221,962	e	BCE, Inc	8,063
93,874		Biovail Corp	4,686
499,043		Bombardier, Inc	3,670
37,458	e	Bonavista Energy Trust	1,159
188,737		Brookfield Asset Management, Inc	6,134
84,112		CAE, Inc	1,117
128,420		Cameco Corp	3,863
148,899		Canadian Imperial Bank of Commerce/Canada	12,840
356,059		Canadian National Railway Co	26,865
485,889		Canadian Natural Resources Ltd (Canada)	24,026
151,328	e	Canadian Oil Sands Trust	5,099
163,979		Canadian Pacific Railway Ltd	10,541
25,545		Canadian Tire Corp Ltd	1,696
29,526		Canadian Utilities Ltd	1,613
39,785		Canadian Western Bank	1,278
628,601		Cenovus Energy, Inc	24,833
267,188		Cenovus Energy, Inc	10,522
46,523		Centerra Gold, Inc	835
521,638	*	CGI Group, Inc	10,939
55,236	e	CI Financial Corp	1,313
489,375	e	Crescent Point Energy Corp	23,749
62,335	*,g,m	Crescent Point Energy Corp 144A	3,025
171,612		Eldorado Gold Corp	2,799
9,499		Empire Co Ltd	524
158,715		Enbridge, Inc	9,728
241,261		EnCana Corp	8,344
61,257	e	Enerplus Resources Fund	1,940
9,887		Ensign Energy Services, Inc	186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

652,186	*	Equinox Minerals Limited	$3,861
6,942		Fairfax Financial Holdings Ltd	2,624
58,863		Finning International, Inc	1,739
56,593		Fortis, Inc	1,933
37,764		Franco-Nevada Corp	1,386
16,847		George Weston Ltd	1,148
37,789		Gildan Activewear, Inc	1,240
256,129		Goldcorp, Inc	12,771
98,485		Great-West Lifeco, Inc	2,733
88,388		Husky Energy, Inc	2,686
115,681		IAMGOLD Corp	2,550
40,847		IGM Financial, Inc	2,078
102,856		Imperial Oil Ltd	5,256
27,221		Industrial Alliance Insurance and Financial Services, Inc	1,173
66,582		Inmet Mining Corp	4,680
85,455	*	Ivanhoe Mines Ltd	2,344
350,079		Kinross Gold Corp	5,517
36,442		Loblaw Cos Ltd	1,460
500,000	*	Lundin Mining Corp	4,152
120,000		Magna International, Inc - Class A (NY)	5,749
75,856		Magna International, Inc (Class A)	3,637
1,000		Manitoba Telecom Services, Inc	31
571,580		Manulife Financial Corp	10,129
13,083	*	MEG Energy Corp	662
36,725		Metro, Inc	1,750
56,296		National Bank of Canada	4,575
181,939		Nexen, Inc	4,536
15,869		Niko Resources Ltd	1,522
30,970		Onex Corp	1,086
20,124	*	Open Text Corp	1,250
96,229	*	Osisko Mining Corp	1,386
32,791		Pan American Silver Corp	1,218
91,191	e	Pengrowth Energy Trust	1,261
154,934	e	Penn West Energy Trust	4,302
24,644	e	PetroBakken Energy Ltd	467
5,000	*	Petrobank Energy & Resources Ltd	106
3,071	e	Petrominerales Ltd	116
291,644		Potash Corp of Saskatchewan Toronto	17,204
120,699		Power Corp Of Canada	3,577
85,599		Power Financial Corp	2,771
59,023	e	ProEx Energy Ltd	850
12,257	e	Provident Energy Trust	114
255,796	*	Research In Motion Ltd (Canada)	14,467
38,925		RioCan Real Estate Investment Trust	1,022
34,449		Ritchie Bros Auctioneers, Inc	972
163,723		Rogers Communications, Inc (Class B)	5,951
562,789		Royal Bank of Canada (Toronto)	34,824
49,983		Saputo, Inc	2,256
121,378	*	Shaw Communications, Inc (B Shares)	2,559
97,535		Sherritt International Corp	801
74,596		Shoppers Drug Mart Corp	3,067
107,135		Silver Wheaton Corp	4,654

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

78,893	*	Sino-Forest Corp	$2,059
52,380		SNC-Lavalin Group, Inc	2,984
186,222		Sun Life Financial, Inc	5,853
1,612,210		Suncor Energy, Inc	72,304
311,144		Suncor Energy, Inc (NY)	13,952
333,208		Talisman Energy, Inc	8,238
185,298		Teck Cominco Ltd	9,822
18,788		TELUS Corp	961
50,801		TELUS Corp, non-voting shares	2,468
122,322		Thomson Corp (Toronto)	4,801
22,685		Tim Hortons, Inc	1,028
58,662		Tim Hortons, Inc (Toronto)	2,661
25,818		TMX Group, Inc	1,034
373,046		Toronto-Dominion Bank	33,014
74,935		TransAlta Corp	1,580
226,078		TransCanada Corp	9,167
6,116		Trican Well Service Ltd	138
24,894	e	Vermilion Energy Trust	1,297
118,970		Viterra, Inc	1,443
242,735	e	Yamana Gold, Inc	2,999
158,276	e	Yellow Pages Income Fund	900

		TOTAL CANADA	721,451

CHINA - 0.7%
12,514,000	*,e	Agricultural Bank of China	7,088
18,230,600		Bank of China Ltd	10,138
2,227,000	e	Bank of Communications Co Ltd	2,449
38,043,000	*	Beijing Enterprises Water Group Ltd	13,323
359,448		BOC Hong Kong Holdings Ltd	1,172
		Changsha Zoomlion Heavy Industry Science and
12,001,000	*	Technology Development Co Ltd	30,764
1,015,000		China Aoyuan Property Group Ltd	181
1,726,847		China Coal Energy Co	2,347
1,000,000		China Resources Gas Group Ltd	1,364
2,910,000		CNOOC Ltd	7,354
189,000		Glorious Property Holdings Ltd	52
10,221,000		Industrial & Commercial Bank of China	8,474
4,838,000		KWG Property Holding Ltd	3,908
7,400,000	e	Lonking Holdings Ltd	5,220
4,714,000		Shandong Weigao Group Medical Polymer Co Ltd	13,450
7,267,000	e	Sino-Ocean Land Holdings Ltd	4,502

		TOTAL CHINA	111,786

COLOMBIA - 0.0%
53,340	e	BanColombia S.A. (ADR)	3,342
80,858		Pacific Rubiales Energy Corp (Toronto)	2,244

		TOTAL COLOMBIA	5,586

CYPRUS - 0.0%
96,315		Bank of Cyprus Public Co Ltd	348

		TOTAL CYPRUS	348

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

CZECH REPUBLIC - 0.0%
309,566		New World Resources NV	$5,088

		TOTAL CZECH REPUBLIC	5,088

DENMARK - 0.9%
72		AP Moller - Maersk AS (Class A)	660
134		AP Moller - Maersk AS (Class B)	1,258
11,624		Carlsberg AS (Class B)	1,250
1,190,070		Christian Hansen Holding	26,990
2,548		Coloplast AS (Class B)	369
23,495	*	Danske Bank AS	525
123,167	*	Danske Bank AS	2,722
94,422	e	DSV AS	2,325
2,780		H Lundbeck AS	64
481,659		Novo Nordisk AS (Class B)	60,488
5,967		Novozymes AS (B Shares)	912
619,692	*,e	Pandora AS	31,624
672	*	Topdanmark AS	111
2,869	e	TrygVesta AS	168
26,377	*	Vestas Wind Systems AS	1,145
2,564	*	William Demant Holding	222

		TOTAL DENMARK	130,833

FINLAND - 0.4%
17,006		Elisa Oyj (Series A)	375
1,041,513		Fortum Oyj	35,360
7,143		Kesko Oyj (B Shares)	334
38,365	e	Kone Oyj (Class B)	2,207
16,466		Metso Oyj	883
13,972		Neste Oil Oyj	288
327,202		Nokia Oyj	2,786
11,717	e	Nokian Renkaat Oyj	498
215,074		OKO Bank (Class A)	2,926
5,758	e	Orion Oyj (Class B)	140
13,496		Outokumpu Oyj	234
25,865	e	Outotec Oyj	1,554
9,207		Rautaruukki Oyj	220
54,134		Sampo Oyj (A Shares)	1,724
8,802		Sanoma-WSOY Oyj	199
513,653		Stora Enso Oyj (R Shares)	6,115
306,404		UPM-Kymmene Oyj	6,479
142,171		Wartsila Oyj (B Shares)	5,542

		TOTAL FINLAND	67,864

FRANCE - 4.6%
423,325		Accor S.A.	19,024
3,253,702	*	Accor Services	98,195
3,829		Aeroports de Paris	353
14,665	*	Air France-KLM	244
26,724		Air Liquide	3,554
3,050,804	*	Alcatel S.A.	17,589
22,219		Alstom RGPT	1,314

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

259,800		Arkema	$23,620
501,350	*	Atos Origin S.A.	29,400
179,474		AXA S.A.	3,750
1,376		BioMerieux	144
427,175		BNP Paribas	31,228
18,712		Bouygues S.A.	898
12,715		Bureau Veritas S.A.	999
18,846		Cap Gemini S.A.	1,094
66,740		Carrefour S.A.	2,949
6,029		Casino Guichard Perrachon S.A.	571
3,915		Christian Dior S.A.	552
19,124		CNP Assurances	406
450,110		Compagnie de Saint-Gobain	27,528
15,653	*	Compagnie Generale de Geophysique S.A.	566
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
25,888		Compagnie Generale d’Optique Essilor International S.A.	1,921
100,936		Credit Agricole S.A.	1,656
7,859		Dassault Systemes S.A.	604
4,427	e	Eiffage S.A.	266
33,143		Electricite de France	1,374
591		Eramet	218
3,165		Eurazeo	248
8,118		Eutelsat Communications	324
371,800	*	Faurecia	13,558
3,379		Fonciere Des Regions	360
131,220		France Telecom S.A.	2,946
143,168		Gaz de France	5,839
2,050		Gecina S.A.	283
338,631		Gemalto NV	16,673
475,585		Groupe Danone	31,040
31,026		Groupe Eurotunnel S.A.	330
2,373		ICADE	293
1,012		Iliad S.A.	121
3,917		Imerys S.A.	287
623,431	*	JC Decaux S.A.	20,908
11,957		Klepierre	485
21,713		Lafarge S.A.	1,353
7,346		Lagardere S.C.A.	313
14,540		Legrand S.A.	605
19,007		L’Oreal S.A.	2,215
143,010		LVMH Moet Hennessy Louis Vuitton S.A.	22,644
3,982		M6-Metropole Television	104
14,245		Michelin (C.G.D.E.) (Class B)	1,202
94,065	*	Natixis	531
4,021		Neopost S.A.	352
7,859	e	PagesJaunes Groupe S.A.	79
19,301		Pernod-Ricard S.A.	1,802
724,077	*	Peugeot S.A.	28,566
7,241		PPR	1,109
10,206		Publicis Groupe S.A.	572
307,700		Remy Cointreau S.A.	23,179
20,545	*	Renault S.A.	1,135

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

245,000	*,e	Rexel S.A.	$6,184
22,754		Safran S.A.	805
798,839		Sanofi-Aventis	55,978
212,392		Schneider Electric S.A.	36,274
18,299		SCOR	499
3,716		Societe BIC S.A.	330
1,065		Societe Des Autoroutes Paris-Rhin-Rhone	77
137,113		Societe Generale	8,906
7,310		Societe Television Francaise 1	134
7,748		Sodexho Alliance S.A.	566
16,750		Suez Environnement S.A.	347
328,148		Technip S.A.	34,986
11,510		Thales S.A.	459
535,806		Total S.A.	32,649
11,211		Unibail	2,430
246,900	*	Valeo S.A.	14,375
475,845		Vallourec	53,322
21,446		Veolia Environnement	668
46,982		Vinci S.A.	2,933
131,117		Vivendi Universal S.A.	3,740

		TOTAL FRANCE	705,135

GERMANY - 3.4%
16,823		Adidas-Salomon AG.	1,058
449,210		Aixtron AG.	19,694
292,068		Allianz AG.	40,897
894		Axel Springer AG.	144
460,848		BASF AG.	39,778
865,920		Bayer AG.	66,903
127,323		Bayerische Motoren Werke AG.	10,571
448		Bayerische Motoren Werke AG. (Preference)	25
293,595		Beiersdorf AG.	17,919
61,615	*	Brenntag AG.	6,842
10,496		Celesio AG.	256
95,263	*	Commerzbank AG.	740
3,118	*	Continental AG.	280
852,143	*	DaimlerChrysler AG. (EUR)	60,045
69,952		Deutsche Bank AG.	4,101
25,083		Deutsche Boerse AG.	1,899
24,891	*	Deutsche Lufthansa AG.	527
92,212		Deutsche Post AG.	1,657
4,067	*,e	Deutsche Postbank AG.	124
430,999		Deutsche Telekom AG.	6,667
408,342		E.ON AG.	12,416
3,961		Fraport AG. Frankfurt Airport Services Worldwide	290
25,846		Fresenius Medical Care AG.	1,734
13,470		Fresenius SE	1,243
10,310		GEA Group AG.	339
1,147	e	Hamburger Hafen und Logistik AG.	53
7,777		Hannover Rueckversicherung AG.	425
15,245		HeidelbergCement AG.	1,060
14,217		Henkel KGaA	743

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,356		Henkel KGaA (Preference)	$1,198
2,666		Hochtief AG.	286
857,681		Infineon Technologies AG.	8,749
17,059		K+S AG.	1,286
135,543	*	Kabel Deutschland Holding AG.	7,143
177,800	*	Kloeckner & Co AG.	5,906
612,059		Lanxess AG.	45,872
10,414		Linde AG.	1,644
6,524		MAN AG.	812
4,029		Merck KGaA	363
13,475		Metro AG.	918
111,036		Muenchener Rueckver AG.	17,467
10,166		Porsche AG.	662
389,599		ProSiebenSat.1 Media AG.	11,377
328		Puma AG. Rudolf Dassler Sport	96
77,355		Rheinmetall AG.	6,400
38,601		RWE AG.	2,459
3,812		RWE AG. (Preference)	231
4,442		Salzgitter AG.	350
516,423		SAP AG.	31,585
377,123		Siemens AG.	51,586
851		Solarworld AG.	14
292,429	*	Stroer Out-of-Home Media AG.	9,511
7,268		Suedzucker AG.	203
36,340		ThyssenKrupp AG.	1,479
8,545	*	TUI AG.	102
7,494		United Internet AG.	135
2,266		Volkswagen AG.	347
43,420		Volkswagen AG. (Preference)	7,018
967		Wacker Chemie AG.	217

		TOTAL GERMANY	513,846

GREECE - 0.0%
55,014	*	Alpha Bank S.A.	353
23,670		Coca Cola Hellenic Bottling Co S.A.	635
163,284		Costamare, Inc	2,840
35,128	*	EFG Eurobank Ergasias S.A.	218
4,318		Hellenic Petroleum S.A.	45
20,067		Hellenic Telecommunications Organization S.A.	224
36,466		Marfin Investment Group S.A	40
97,911	*	National Bank of Greece S.A.	867
52,125		OPAP S.A.	1,113
14,221	*	Piraeus Bank S.A.	28
10,736		Public Power Corp	186
2,719		Titan Cement Co S.A.	68

		TOTAL GREECE	6,617

HONG KONG - 0.8%
6,714,200	*	AIA Group Ltd	20,668
15,458		ASM Pacific Technology	194
148,405		Bank of East Asia Ltd	630
1,242,237		Cathay Pacific Airways Ltd	2,976

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

593,111		Cheung Kong Holdings Ltd	$9,668
34,661		Cheung Kong Infrastructure Holdings Ltd	164
6,500,000	*,e	China Resources Cement Holdings Ltd	6,441
10,170		Chinese Estates Holdings Ltd	18
604,956		CLP Holdings Ltd	4,891
279,831		Esprit Holdings Ltd	1,283
202,927		Hang Lung Group Ltd	1,258
561,337		Hang Lung Properties Ltd	2,462
282,670		Hang Seng Bank Ltd	4,567
286,005		Henderson Land Development Co Ltd	1,982
1,315,173		Hong Kong & China Gas Ltd	3,155
381,779		Hong Kong Electric Holdings Ltd	2,552
285,485		Hong Kong Exchanges and Clearing Ltd	6,195
62,217		Hopewell Holdings	187
91,700	*	Hutchison Port Holdings Trust	91
317,416		Hutchison Whampoa Ltd	3,756
49,482		Hysan Development Co Ltd	204
69,927		Kerry Properties Ltd	350
2,017,319		Li & Fung Ltd	10,317
46,000		Lifestyle International Holdings Ltd	110
219,842		Link Real Estate Investment Trust	688
25,000	*	Mongolia Energy Co ltd	5
415,415		MTR Corp	1,537
2,020,200		New World Development Ltd	3,562
286,640		Noble Group Ltd	486
138,333		NWS Holdings Ltd	212
17,364		Orient Overseas International Ltd	182
308,749		PCCW Ltd	129
26,330,000		Rexcapital Financial Holdings Ltd	2,913
22,059,500	e	Ruinian International Ltd	15,412
2,192,000		Shanghai Real Estate Ltd	200
111,270		Shangri-La Asia Ltd	287
229,438		Sino Land Co	407
120,000		SJM Holdings Ltd	210
28,673,611		Solomon Systech International Ltd	1,603
354,222		Sun Hung Kai Properties Ltd	5,609
161,793		Swire Pacific Ltd (Class A)	2,370
394,793		Wharf Holdings Ltd	2,719
90,000		Wheelock & Co Ltd	338
19,626		Wing Hang Bank Ltd	231
4,500,000	e	Xinyi Glass Holdings Co Ltd	4,675
58,089		Yue Yuen Industrial Holdings	185

		TOTAL HONG KONG	128,079

INDIA - 0.6%
523,041		Aurobindo Pharma Ltd	2,298
29,863		Bank of Baroda	646
684,179		Bank of India	7,292
35,020		Bharat Heavy Electricals	1,620
280,000		Canara Bank	3,931
1,961,498		Crompton Greaves Ltd	12,003
675,371		Dabur India Ltd	1,455

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

900,000	*	DEN Networks Ltd	$1,721
1,384,466		Dhanalakshmi Bank Ltd	3,513
3,057,076		DLF Ltd	18,408
199,312		Engineers India Ltd	1,361
1,574,832		Geodesic Information Systems Ltd	2,740
12,886		HDFC Bank Ltd	678
3,822		ICICI Bank Ltd	95
158,382	e	ICICI Bank Ltd (ADR)	7,892
89,112	e	Infosys Technologies Ltd (ADR)	6,389
200,000		Pantaloon Retail India Ltd	1,161
760,625	f	Puravankara Projects Ltd (purchased 11/27/10, cost $2,194)	1,842
60,361		Sobha Developers Ltd	397
675,935		Sun Pharmaceuticals Industries Ltd	6,712
463,934		Sunteck Realty Ltd	3,044
87,014		Tata Consultancy Services Ltd	2,310
38,959		Tata Power Co Ltd	1,167
1,262,253		UCO Bank	3,029
5,484,238		Unitech Ltd	4,970
7,453		Vedanta Resources plc	284

		TOTAL INDIA	96,958

INDONESIA - 0.2%
6,879,000		Bank Rakyat Indonesia	4,536
816,563		PT Astra International Tbk	5,341
10,000,000		PT Bank Negara Indonesia	4,561
9,500,000		PT Indofood Sukses Makmur Tbk	5,887
5,039,000		PT Perusahaan Gas Negara	2,254
3,679,500		PT Semen Gresik Persero Tbk	3,843
2,081,800		PT Tambang Batubara Bukit Asam Tbk	5,015

		TOTAL INDONESIA	31,437

IRELAND - 0.4%
102,193		Accenture plc	5,618
147,992	*,m	Anglo Irish Bank Corp plc	46
213,180	*	Bank of Ireland	66
70,020		CRH plc	1,609
6,125		CRH plc (IRELAND)	141
52,053	*	Elan Corp plc	357
17,981		Kerry Group plc (Class A)	669
30,905		Ryanair Holdings plc	146
1,500	e	Ryanair Holdings plc (ADR)	42
1,304,156		Shire Ltd	37,856
100,534		Shire plc (ADR)	8,757
1,103,671	*	Smurfit Kappa Group plc	13,999

		TOTAL IRELAND	69,306

ISRAEL - 0.1%
61,806	*	Bank Hapoalim Ltd	321
73,470		Bank Leumi Le-Israel	376
108,607		Bezeq Israeli Telecommunication Corp Ltd	322
3,056		Cellcom Israel Ltd	100
246		Delek Group Ltd	67

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,455		Elbit Systems Ltd	$81
221,176		Israel Chemicals Ltd	3,641
142	*	Israel Corp Ltd	170
48,116	*	Israel Discount Bank Ltd	101
14,241		Makhteshim-Agan Industries Ltd	75
7,799		Mizrahi Tefahot Bank Ltd	88
3,926	*	Nice Systems Ltd	145
5,259		Partner Communications	100
57,550		Teva Pharmaceutical Industries Ltd	2,891
136,472		Teva Pharmaceutical Industries Ltd (ADR)	6,847

		TOTAL ISRAEL	15,325

ITALY - 0.9%
4,100,601		A2A S.p.A.	6,639
228,506	*	ACEA S.p.A.	2,694
127,067		Assicurazioni Generali S.p.A.	2,747
11,875	*	Autogrill S.p.A.	167
30,786		Autostrade S.p.A.	705
66,957		Banca Carige S.p.A.	158
837,598		Banca Intesa S.p.A.	2,471
120,584		Banca Intesa S.p.A. RSP	318
284,789	*	Banca Monte dei Paschi di Siena S.p.A.	355
18,602		Banca Popolare di Milano	70
76,297		Banche Popolari Unite Scpa	651
125,728		Banco Popolare Scarl	375
7,368		Beni Stabili S.p.A. (Paris)	7
332,000		De’Longhi S.p.A.	3,207
100,000	*	Enel Green Power S.p.A	277
1,228,650		Enel S.p.A.	7,740
434,280		ENI S.p.A.	10,656
7,370		Exor S.p.A.	226
1,082,874	*	FIAT Industrial S.p.A.	15,546
783,392		Fiat S.p.A.	7,080
52,462		Finmeccanica S.p.A.	660
2,895		Fondiaria-Sai S.p.A.	24
3,331		Italcementi S.p.A.	34
2,148	e	Lottomatica S.p.A.	39
12,581		Luxottica Group S.p.A.	411
77,290		Mediaset S.p.A.	491
51,993		Mediobanca S.p.A.	531
10,301		Mediolanum S.p.A.	55
187,873		Parmalat S.p.A.	629
11,033	*	Pirelli & C Real Estate S.p.A.	9
476,286		Pirelli & C S.p.A.	4,179
16,509		Prysmian S.p.A.	353
1,235,890		Saipem S.p.A.	65,657
13,407	*,e	Saras S.p.A.	35
216,270		Snam Rete Gas S.p.A.	1,215
370,888		Telecom Italia RSP	498
849,669		Telecom Italia S.p.A.	1,306
566,417		Terna Rete Elettrica Nazionale S.p.A.	2,709
1,540,348		UniCredito Italiano S.p.A.	3,797

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

34,384		Unipol Gruppo Finanziario S.p.A.	$25

		TOTAL ITALY	144,746

JAPAN - 7.8%
57,083		77 Bank Ltd	287
1,600		ABC-Mart, Inc	58
150,970		Acom Co Ltd	2,034
5,424	*	Advance Residence Investment Corp	10,680
19,942		Advantest Corp	359
400,009		Aeon Co Ltd	4,635
8,503		Aeon Credit Service Co Ltd	117
8,600		Aeon Mall Co Ltd	184
8,000		Air Water, Inc	97
179,442		Aisin Seiki Co Ltd	6,238
299,529		Ajinomoto Co, Inc	3,116
5,757		Alfresa Holdings Corp	221
48,435		All Nippon Airways Co Ltd	144
1,018,744		Amada Co Ltd	8,507
5,607,848	e	Aozora Bank Ltd	12,670
53,307		Asahi Breweries Ltd	886
491,773		Asahi Glass Co Ltd	6,187
409,834		Asahi Kasei Corp	2,760
9,000		Asics Corp	121
115,341		Astellas Pharma, Inc	4,271
79,653		Bank of Kyoto Ltd	705
320,971		Bank of Yokohama Ltd	1,526
49,753		Benesse Corp	2,042
56,704		Bridgestone Corp	1,186
75,100		Brother Industries Ltd	1,103
113,700		Canon Electronics, Inc	3,114
6,964	*	Canon Marketing Japan, Inc	87
518,697		Canon, Inc	22,309
143,900		Capcom Co Ltd	2,749
80,723		Casio Computer Co Ltd	639
500		Central Japan Railway Co	3,964
265,323		Chiba Bank Ltd	1,487
440,000		Chiyoda Corp	4,030
237,266		Chubu Electric Power Co, Inc	5,282
158,058		Chugai Pharmaceutical Co Ltd	2,719
37,100		Chugoku Bank Ltd	421
139,253		Chugoku Electric Power Co, Inc	2,576
14,442		Citizen Watch Co Ltd	83
6,271		Coca-Cola West Japan Co Ltd	119
188,343		Cosmo Oil Co Ltd	584
316,455		Credit Saison Co Ltd	5,106
103,076		Dai Nippon Printing Co Ltd	1,255
15,630		Daicel Chemical Industries Ltd	96
55,698		Daido Steel Co Ltd	317
29,290	*	Daihatsu Motor Co Ltd	427
772	e	Dai-ichi Mutual Life Insurance Co	1,164
144,897	e	Daiichi Sankyo Co Ltd	2,797
24,846		Daikin Industries Ltd	743

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

27,000		Dainippon Ink and Chemicals, Inc	$63
17,463		Dainippon Sumitomo Pharma Co Ltd	163
21,011		Daito Trust Construction Co Ltd	1,445
1,031,856		Daiwa House Industry Co Ltd	12,622
98,300	*	Daiwa Securities Group, Inc	451
26,700		Dena Co Ltd	966
167,676		Denki Kagaku Kogyo KK	828
265,045		Denso Corp	8,814
17,655		Dentsu, Inc	456
1,300	*	Digital Garage, Inc	5,735
27,318		Dowa Holdings Co Ltd	170
70,052		East Japan Railway Co	3,890
46,217		Eisai Co Ltd	1,659
15,739	e	Electric Power Development Co	485
19,008	*,e	Elpida Memory, Inc	244
6,444		FamilyMart Co Ltd	242
73,843	*	Fanuc Ltd	11,162
3,118		Fast Retailing Co Ltd	390
35,900		FCC Co Ltd	864
32,822	*	Fuji Electric Holdings Co Ltd	104
284,884		Fuji Folms Holdings Corp	8,830
770,342		Fuji Heavy Industries Ltd	4,977
55		Fuji Television Network, Inc	77
407,991		Fujitsu Ltd	2,306
170,167	e	Fukuoka Financial Group, Inc	707
203,805		Furukawa Electric Co Ltd	824
120		Global One Real Estate Investment Corp	979
219,800	*	Gree, Inc	3,683
40,110		GS Yuasa Corp	267
77,879		Gunma Bank Ltd	413
79,842		Hachijuni Bank Ltd	460
2,635	e	Hakuhodo DY Holdings, Inc	139
3,937		Hamamatsu Photonics KK	156
119,720		Hankyu Hanshin Holdings, Inc	553
14,182		Hino Motors Ltd	69
3,187		Hirose Electric Co Ltd	343
61,744		Hiroshima Bank Ltd	268
23,500		Hisamitsu Pharmaceutical Co, Inc	947
11,152		Hitachi Chemical Co Ltd	227
5,922		Hitachi Construction Machinery Co Ltd	148
112,100		Hitachi High-Technologies Corp	2,235
7,575,685	*	Hitachi Ltd	39,435
44,000		Hitachi Metals Ltd	555
42,682		Hokkaido Electric Power Co, Inc	829
158,446		Hokuhoku Financial Group, Inc	309
43,875		Hokuriku Electric Power Co	994
1,149,368		Honda Motor Co Ltd	42,703
100,753	*	Hoya Corp	2,299
96,166	*	Ibiden Co Ltd	3,043
103,247	e	Idemitsu Kosan Co Ltd	12,066
601		Inpex Holdings, Inc	4,547
38,681	e	Isetan Mitsukoshi Holdings Ltd	349

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

78,178		Ishikawajima-Harima Heavy Industries Co Ltd	$191
189,169		Isuzu Motors Ltd	750
6,937		Ito En Ltd	121
1,241,423		Itochu Corp	12,991
12,162		Itochu Techno-Science Corp	393
49,652		Iyo Bank Ltd	414
28,989		J Front Retailing Co Ltd	120
9,300		Japan Petroleum Exploration Co	465
470		Japan Prime Realty Investment Corp	1,271
151		Japan Real Estate Investment Corp	1,431
158	*	Japan Retail Fund Investment Corp	248
425,428		Japan Steel Works Ltd	3,330
1,077		Japan Tobacco, Inc	3,894
142,604		JFE Holdings, Inc	4,175
107,978		JGC Corp	2,520
124,624		Joyo Bank Ltd	490
26,523		JS Group Corp	688
19,153		JSR Corp	384
863,003		JTEKT Corp	11,243
218		Jupiter Telecommunications Co	214
736,400		JX Holdings, Inc	4,948
739,372		Kajima Corp	2,067
880		Kakaku.com, Inc	4,897
28,126		Kamigumi Co Ltd	240
30,900		Kaneka Corp	216
259,574		Kansai Electric Power Co, Inc	5,656
22,480		Kansai Paint Co Ltd	195
31,853		Kao Corp	795
2,764,212		Kawasaki Heavy Industries Ltd	12,175
339,817		Kawasaki Kisen Kaisha Ltd	1,256
1,542		KDDI Corp	9,534
156,722		Keihin Electric Express Railway Co Ltd	1,129
196,310		Keio Corp	1,173
91,426		Keisei Electric Railway Co Ltd	524
10,685		Keyence Corp	2,728
45,795		Kikkoman Corp	431
14,131		Kinden Corp	129
375,914		Kintetsu Corp	1,207
232,849		Kirin Brewery Co Ltd	3,056
756,084		Kobe Steel Ltd	1,958
6,000	*	Koito Manufacturing Co Ltd	96
1,074,022		Komatsu Ltd	36,437
5,473		Konami Corp	101
50,113		Konica Minolta Holdings, Inc	421
68,158		Kubota Corp	641
49,887		Kuraray Co Ltd	644
8,897		Kurita Water Industries Ltd	263
53,212		Kyocera Corp	5,393
78,486		Kyowa Hakko Kogyo Co Ltd	736
155,784		Kyushu Electric Power Co, Inc	3,046
19,951		Lawson, Inc	962
6,500		Leopalace21 Corp	9

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,816		Mabuchi Motor Co Ltd	$134
18,336	*	Makita Corp	853
1,301,072		Marubeni Corp	9,351
13,809		Marui Co Ltd	89
4,696		Maruichi Steel Tube Ltd	116
7,500		Matsui Securities Co Ltd	41
169,955		Matsushita Electric Industrial Co Ltd	2,153
1,439,150		Mazda Motor Corp	3,171
3,900		McDonald’s Holdings Co Japan Ltd	94
15,912		Mediceo Paltac Holdings Co Ltd	141
48,349	e	MEIJI Holdings Co Ltd	1,946
42,664		Millea Holdings, Inc	1,139
20,716		Minebea Co Ltd	114
3,100		Miraca Holdings, Inc	119
1,006,219	e	Mitsubishi Chemical Holdings Corp	6,338
1,164,741		Mitsubishi Corp	32,296
1,421,037		Mitsubishi Electric Corp	16,724
375,705		Mitsubishi Estate Co Ltd	6,349
39,160		Mitsubishi Gas Chemical Co, Inc	281
709,047		Mitsubishi Heavy Industries Ltd	3,258
11,262		Mitsubishi Logistics Corp	126
1,572,293		Mitsubishi Materials Corp	5,326
470,130	*	Mitsubishi Motors Corp	577
5,766,754		Mitsubishi UFJ Financial Group, Inc	26,571
138,720		Mitsubishi UFJ Lease & Finance Co Ltd	5,564
1,968,304		Mitsui & Co Ltd	35,240
80,087		Mitsui Chemicals, Inc	284
42,875		Mitsui Engineering & Shipbuilding Co Ltd	103
465,137		Mitsui Fudosan Co Ltd	7,646
61,239		Mitsui Mining & Smelting Co Ltd	213
120,499		Mitsui OSK Lines Ltd	695
59,120	e	Mitsui Sumitomo Insurance Group Holdings, Inc	1,349
1,377,750		Mitsui Trust Holdings, Inc	4,881
5,022		Mitsumi Electric Co Ltd	67
7,184,498		Mizuho Financial Group, Inc	11,855
296,872		Mizuho Trust & Banking Co Ltd	268
48,920		Murata Manufacturing Co Ltd	3,538
5,600		Nabtesco Corp	140
11,106		Namco Bandai Holdings, Inc	121
153,615		NEC Corp	334
54,179		NGK Insulators Ltd	968
15,988		NGK Spark Plug Co Ltd	219
87,138		NHK Spring Co Ltd	863
13,706		Nidec Corp	1,187
78,681		Nikon Corp	1,623
45,158		Nintendo Co Ltd	12,279
154		Nippon Building Fund, Inc	1,501
95,175		Nippon Electric Glass Co Ltd	1,349
89,441		Nippon Express Co Ltd	343
10,944		Nippon Meat Packers, Inc	138
189,000		Nippon Paint Co Ltd	1,270
10,387	*	Nippon Paper Group, Inc	221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

80,507		Nippon Sheet Glass Co Ltd	$232
1,341,884		Nippon Steel Corp	4,293
449,130		Nippon Telegraph & Telephone Corp	20,060
869,408		Nippon Yusen Kabushiki Kaisha	3,400
42,721		Nishi-Nippon City Bank Ltd	123
15,155		Nissan Chemical Industries Ltd	157
1,790,343		Nissan Motor Co Ltd	15,904
60,618		Nisshin Seifun Group, Inc	699
75,321		Nisshin Steel Co Ltd	162
7,054		Nisshinbo Industries, Inc	68
10,635		Nissin Food Products Co Ltd	374
20,423		Nitori Co Ltd	1,794
30,937		Nitto Denko Corp	1,639
153,834	e	NKSJ Holdings, Inc	1,004
213,251	*	NOK Corp	3,793
672,163	*	Nomura Holdings, Inc	3,474
10,274		Nomura Real Estate Holdings, Inc	156
91		Nomura Real Estate Office Fund, Inc	615
12,610		Nomura Research Institute Ltd	279
25,911		NSK Ltd	224
2,249,948		NTN Corp	10,795
330		NTT Data Corp	1,019
5,042		NTT DoCoMo, Inc	8,802
400	e	NTT Urban Development Corp	335
370,259		Obayashi Corp	1,642
757		Obic Co Ltd	144
209,398		Odakyu Electric Railway Co Ltd	1,765
87,797		OJI Paper Co Ltd	417
32,800		Okinawa Electric Power Co, Inc	1,501
27,012		Olympus Corp	752
71,002		Omron Corp	1,999
8,998		Ono Pharmaceutical Co Ltd	443
54,417		Oriental Land Co Ltd	4,324
367,759	*	ORIX Corp	34,471
636,981		Osaka Gas Co Ltd	2,541
1,687		Otsuka Corp	109
14,700	e	Otsuka Holdings KK	363
534,700		Park24 Co Ltd	5,193
31,614	*	Rakuten, Inc	28,362
192,130		Resona Holdings, Inc	916
493,581		Ricoh Co Ltd	5,811
124,599		Rinnai Corp	8,252
20,324		Rohm Co Ltd	1,277
3,180		Sankyo Co Ltd	163
429,000		Sanrio Co Ltd	12,693
11,056		Santen Pharmaceutical Co Ltd	442
18,800		Sapporo Hokuyo Holdings, Inc	90
26,795		Sapporo Holdings Ltd	100
1,174	*	SBI Holdings, Inc	148
55,334		Secom Co Ltd	2,573
1,220,243	e	Sega Sammy Holdings, Inc	21,162
7,683		Seiko Epson Corp	123

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,951		Sekisui Chemical Co Ltd	$359
53,920		Sekisui House Ltd	503
40,600	e	Senshu Ikeda Holdings, Inc	55
228,981		Seven & I Holdings Co Ltd	5,833
664	e	Seven Bank Ltd	1,340
113,106	*	Sharp Corp	1,122
48,719		Shikoku Electric Power Co, Inc	1,326
26,982		Shimadzu Corp	240
1,297		Shimamura Co Ltd	114
3,881		Shimano, Inc	194
332,062		Shimizu Corp	1,473
104,400		Shin-Etsu Chemical Co Ltd	5,196
7,774		Shinko Electric Industries	80
34,751	*	Shinko Securities Co Ltd	92
172,649		Shinsei Bank Ltd	203
63,473		Shionogi & Co Ltd	1,083
91,985		Shiseido Co Ltd	1,593
173,301		Shizuoka Bank Ltd	1,434
147,654		Showa Denko KK	297
230,773		Showa Shell Sekiyu KK	2,407
13,788		SMC Corp	2,269
484,460		Softbank Corp	19,303
131,536		Sojitz Holdings Corp	262
595,102	*	Sony Corp	18,981
21,800	e	Sony Financial Holdings, Inc	432
3,999		Square Enix Co Ltd	69
18,035		Stanley Electric Co Ltd	298
335,800	e	Start Today Co Ltd	5,178
12,376	*,e	Sumco Corp	249
171,000		Sumitomo Bakelite Co Ltd	1,053
163,883		Sumitomo Chemical Co Ltd	819
375,063		Sumitomo Corp	5,360
172,076		Sumitomo Electric Industries Ltd	2,383
59,625		Sumitomo Heavy Industries Ltd	388
2,683,400		Sumitomo Metal Industries Ltd	5,999
148,464		Sumitomo Metal Mining Co Ltd	2,552
759,979		Sumitomo Mitsui Financial Group, Inc	23,579
478,256		Sumitomo Realty & Development Co Ltd	9,563
17,963		Sumitomo Rubber Industries, Inc	183
900		Sumitomo Titanium Corp	62
839,488	m	Sumitomo Trust & Banking Co Ltd	4,541
459,654		Suruga Bank Ltd	4,083
6,987		Suzuken Co Ltd	184
117,522		Suzuki Motor Corp	2,627
4,000		Sysmex Corp	141
95,781		T&D Holdings, Inc	2,360
35,000		Taiheiyo Cement Corp	59
605,943		Taisei Corp	1,492
13,411		Taisho Pharmaceutical Co Ltd	290
28,357		Taiyo Nippon Sanso Corp	237
29,718		Takashimaya Co Ltd	190
385,737		Takeda Pharmaceutical Co Ltd	17,997

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,081		Tanabe Seiyaku Co Ltd	$374
12,827		TDK Corp	759
6,223,613		Teijin Ltd	27,844
49,276		Terumo Corp	2,596
64,876		THK Co Ltd	1,626
283,878		Tobu Railway Co Ltd	1,160
11,775		Toho Co Ltd	169
163,000		Toho Gas Co Ltd	840
45,315		Tohoku Electric Power Co, Inc	766
32,295		Tokuyama Corp	172
1,700		Tokyo Broadcasting System, Inc	20
142,260		Tokyo Electric Power Co, Inc	793
54,110		Tokyo Electron Ltd	2,983
119,000		Tokyo Energy & Systems, Inc	783
1,327,624		Tokyo Gas Co Ltd	6,056
745,540		Tokyo Steel Manufacturing Co Ltd	8,700
707,572		Tokyo Tatemono Co Ltd	2,643
352,852		Tokyu Corp	1,464
47,414		Tokyu Land Corp	206
85,427		Toppan Printing Co Ltd	674
408,764		Toray Industries, Inc	2,967
2,700		Tosei Corp	916
965,481		Toshiba Corp	4,721
185,000		Toshiba Plant Systems & Services Corp	2,088
53,647		Tosoh Corp	193
28,681		Toto Ltd	230
16,239		Toyo Seikan Kaisha Ltd	266
37,099		Toyo Suisan Kaisha Ltd	806
15,997		Toyoda Gosei Co Ltd	334
7,200		Toyota Boshoku Corp	104
39,661		Toyota Industries Corp	1,201
910,548	*	Toyota Motor Corp	36,134
22,394		Toyota Tsusho Corp	369
5,728	*	Trend Micro, Inc	153
7,574		Tsumura & Co	238
309,932		UBE Industries Ltd	987
92,951		Uni-Charm Corp	3,384
466,600		United Arrows Ltd	6,110
19,420		UNY Co Ltd	180
356,684		Ushio, Inc	6,976
26,802		USS Co Ltd	2,086
391		West Japan Railway Co	1,507
4,811		Yahoo! Japan Corp	1,718
25,477		Yakult Honsha Co Ltd	652
4,839		Yamada Denki Co Ltd	325
45,666		Yamaguchi Financial Group, Inc	423
9,388		Yamaha Corp	107
386,283	*	Yamaha Motor Co Ltd	6,726
39,000		Yamato Kogyo Co Ltd	1,301
41,755		Yamato Transport Co Ltd	647
11,553		Yamazaki Baking Co Ltd	134
24,384		Yaskawa Electric Corp	289

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,410	*	Yokogawa Electric Corp	$179
189,000		Zeon Corp	1,745

		TOTAL JAPAN	1,200,782

JERSEY, C.I. - 0.0%
9,878	e	Randgold Resources Ltd	798

		TOTAL JERSEY, C.I.	798

KAZAKHSTAN - 0.0%
16,077		Eurasian Natural Resources Corp	241

		TOTAL KAZAKHSTAN	241

KOREA, REPUBLIC OF - 0.7%
100,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,101
40,000		Dongbu Insurance Co Ltd	1,824
461,607	*	Duksan Hi-Metal Co Ltd	10,623
232,960		Hanwha Chemical Corp	9,186
17,400		Hyundai Heavy Industries	8,205
21,276		Hyundai Mobis	6,343
38,797		Hyundai Motor Co	7,170
300,000		Hyundai Securities Co	3,605
55,000		Hyundai Steel Co	7,011
260,000		Kangwon Land, Inc	6,028
127,251		KB Financial Group, Inc	6,657
100,780		Kia Motors Corp	6,333
10,838		LG Chem Ltd	4,535
5,695		LG Household & Health Care Ltd	2,136
40,000		LS Cable Ltd	4,008
14,000		Ncsoft	3,195
4,822		Samsung Electronics Co Ltd	4,089
23,472		Samsung Engineering Co Ltd	4,470
120,000		Samsung Heavy Industries Co Ltd	4,359
21,000		SFA Engineering Corp	1,307
66,490		Shinhan Financial Group Co Ltd	3,018
150,695		Silicon Works Co Ltd	5,205
100,000		SNU Precision Co Ltd	1,747

		TOTAL KOREA, REPUBLIC OF	114,155

LUXEMBOURG - 0.1%
93,186		ArcelorMittal	3,369
3,265,250	*,e	L’ Occitane International S.A.	8,057
9,820		Millicom International Cellular S.A.	939
37,949		SES Global S.A.	977

		TOTAL LUXEMBOURG	13,342

MACAU - 0.2%
11,605,300	*	Sands China Ltd	25,859
120,800		Wynn Macau Ltd	337

		TOTAL MACAU	26,196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

MALAYSIA - 0.1%
1,300,000		Bumiputra-Commerce Holdings BHD	$3,517
471,384	*	Genting International plc	766
1,151,800		Public Bank BHD	4,987
30,659		YNH Property BHD	19

		TOTAL MALAYSIA	9,289

MEXICO - 0.0%
10,000		Alfa S.A. de C.V. (Class A)	130
37,960		America Movil S.A. de C.V. (ADR) (Series L)	2,205
279,700	*	Compartamos SAB de C.V.	503
171,168		Fresnillo plc	4,231

		TOTAL MEXICO	7,069

NETHERLANDS - 2.1%
208,024	*	Aegon NV	1,558
25,228		Akzo Nobel NV	1,736
2,016	*,e	APERAM	81
46,941		ASML Holding NV	2,087
7,004		Boskalis Westminster	370
185,791		Chicago Bridge & Iron Co NV	7,555
50,000	*	CNH Global NV	2,428
7,196		Corio NV	504
9,473		DSM NV	582
44,294	*	European Aeronautic Defence and Space Co	1,290
8,580		Fugro NV	757
14,468		Heineken Holding NV	695
33,305		Heineken NV	1,819
10,050,186	*	ING Groep NV	127,576
262,700		ING Vysya Bank Ltd	1,890
129,354		Koninklijke Ahold NV	1,735
603,189		Koninklijke Philips Electronics NV	19,322
4,346		Koninklijke Vopak NV	209
46,345	*	LyondellBasell Industries AF S.C.A	1,833
29,447	*	Qiagen NV	588
11,723	*	Randstad Holdings NV	653
76,422		Reed Elsevier NV	986
1,535,195	e	Royal Dutch Shell plc (A Shares)	55,687
1,019,005		Royal Dutch Shell plc (B Shares)	37,004
218,697		Royal KPN NV	3,729
20,670		SBM Offshore NV	600
101,074	*	Sensata Technologies Holding BV	3,510
1,038,368		TNT NV	26,663
267,579		Unilever NV	8,384
212,763		Unilever NV (ADR)	6,672
31,597		Wolters Kluwer NV	739

		TOTAL NETHERLANDS	319,242

NEW ZEALAND - 0.0%
115,660		Auckland International Airport Ltd	195
40,927	*	Contact Energy Ltd	182
76,056		Fletcher Building Ltd	542
72,095		Sky City Entertainment Group Ltd	186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

270,409		Telecom Corp of New Zealand Ltd	$416

		TOTAL NEW ZEALAND	1,521

NORWAY - 0.2%
10,127	e	Aker Kvaerner ASA	233
113,799		DNB NOR Holding ASA	1,745
64,323		Frontline Ltd	1,593
97,269		Norsk Hydro ASA	797
84,431	e	Orkla ASA	818
3,000,000	e	PAN Fish ASA	3,723
67,680	*,e	Renewable Energy Corp AS	238
35,701	e	SeaDrill Ltd	1,291
121,495		Statoil ASA	3,365
90,409		Telenor ASA	1,488
229,118		Yara International ASA	11,606

		TOTAL NORWAY	26,897

PHILIPPINES - 0.1%
5,000,000		Aboitiz Power Corp	3,457
20,236,600		Alliance Global Group, Inc	5,559
10,195,901	m	Ayala Land, Inc (Preference)	23
3,771,610		Metropolitan Bank & Trust	5,585

		TOTAL PHILIPPINES	14,624

POLAND - 0.0%
120,789		KGHM Polska Miedz S.A.	7,662

		TOTAL POLAND	7,662

PORTUGAL - 0.3%
334,226		Banco Comercial Portugues S.A.	272
58,070		Banco Espirito Santo S.A.	237
25,672		Brisa-Auto Estradas de Portugal S.A.	173
24,086		Cimpor Cimentos de Portugal S.A.	174
19,686	*	EDP Renovaveis S.A.	141
153,517		Energias de Portugal S.A.	598
21,778		Galp Energia SGPS S.A.	465
2,295,442		Jeronimo Martins SGPS S.A.	36,860
74,990		Portugal Telecom SGPS S.A.	867

		TOTAL PORTUGAL	39,787

RUSSIA - 0.1%
215,187	*,f	Pharmstandard (GDR) (purchased 10/08/10, cost $5,025)	5,991
9,000	f	Sberbank (GDR) (purchased 12/03/10, cost $3,320)	3,731

		TOTAL RUSSIA	9,722

SINGAPORE - 0.6%
5,071,000		Allgreen Properties Ltd	4,343
185,473		Ascendas Real Estate Investment Trust	300
86,536		Avago Technologies Ltd	2,691
848,082		CapitaLand Ltd	2,220
698,974		CapitaMall Trust	1,042

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

105,000	e	CapitaMalls Asia Ltd	$148
166,868		City Developments Ltd	1,525
147,028		ComfortDelgro Corp Ltd	182
78,584	e	Cosco Corp Singapore Ltd	128
1,557,025		DBS Group Holdings Ltd	18,077
166,641	*	Flextronics International Ltd	1,245
77,103		Fraser and Neave Ltd	368
119,000	*	Global Logistic Properties	177
520,497		Golden Agri-Resources Ltd	285
1,028,000		Hotel Properties Ltd	2,034
254,945		Jardine Cycle & Carriage Ltd	7,397
1,074,842		Keppel Corp Ltd	10,485
56,000		Keppel Land Ltd	199
23,000	e	K-Green Trust	19
70,465	*	Neptune Orient Lines Ltd	108
317,298	e	Olam International Ltd	705
699,957		Oversea-Chinese Banking Corp	5,320
795,811		SembCorp Industries Ltd	3,291
640,857		SembCorp Marine Ltd	2,971
134,492		Singapore Airlines Ltd	1,459
4,152		Singapore Airport Terminal Services Ltd	8
254,560		Singapore Exchange Ltd	1,584
482,963	e	Singapore Press Holdings Ltd	1,509
662,896		Singapore Technologies Engineering Ltd	1,713
2,456,704		Singapore Telecommunications Ltd	5,882
46,274		StarHub Ltd	99
371,989		United Overseas Bank Ltd	5,546
60,965		United Overseas Land Ltd	229
169,000	e	Wilmar International Ltd	731
2,545,000	e	Yangzijiang Shipbuilding	3,655

		TOTAL SINGAPORE	87,675

SOUTH AFRICA - 0.2%
400,000		AVI Ltd	1,773
400,000		Clicks Group Ltd	2,512
300,000		Foschini Ltd	3,755
250,000		Imperial Holdings Ltd	4,214
102,071		Kumba Iron Ore Ltd	7,211
370,000		Mr Price Group Ltd	3,351
1,351,872		Woolworths Holdings Ltd	5,579

		TOTAL SOUTH AFRICA	28,395

SPAIN - 0.8%
32,304		Abertis Infraestructuras S.A.	701
3,249		Acciona S.A.	353
12,803	e	Acerinox S.A.	253
26,371	e	ACS Actividades Cons y Servicios S.A.	1,236
537,101	*	Amadeus IT Holding S.A.	10,252
1,004,131		Banco Bilbao Vizcaya Argentaria S.A.	12,183
109,356	e	Banco de Sabadell S.A.	479
25,001	e	Banco de Valencia S.A.	112
96,169	e	Banco Popular Espanol S.A.	565

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,506,171		Banco Santander Central Hispano S.A.	$40,896
39,612		Bankinter S.A.	272
186,732	e	Bolsas y Mercados Espanoles	5,679
		Cintra Concesiones de Infraestructuras de Transporte
53,760		S.A.	674
95,520		Corp Mapfre S.A.	360
109,353	e	Criteria Caixacorp S.A.	771
14,671		Enagas	331
4,865		Fomento de Construcciones y Contratas S.A.	161
8,518		Gamesa Corp Tecnologica S.A.	88
23,778		Gas Natural SDG S.A.	447
14,850	e	Gestevision Telecinco S.A.	170
17,836	e	Grifols S.A.	311
98,818		Iberdrola Renovables	426
425,746		Iberdrola S.A.	3,702
72,871		Inditex S.A.	5,847
11,091		Indra Sistemas S.A.	222
300,000	e	Laboratorios Almirall S.A.	3,357
8,883		Red Electrica de Espana	506
79,519		Repsol YPF S.A.	2,725
4,294	*	Sacyr Vallehermoso S.A.	50
1,031,071		Telefonica S.A.	25,864
18,380		Zardoya Otis S.A.	305

		TOTAL SPAIN	119,298

SWEDEN - 0.8%
231,497		Alfa Laval AB	5,028
25,504		Assa Abloy AB (Class B)	733
402,954		Atlas Copco AB (A Shares)	10,701
49,936		Atlas Copco AB (B Shares)	1,206
220,554		Autoliv, Inc	16,371
3,310,647	*,e	Biovitrum AB	15,119
217,022		Boliden AB	4,669
26,297	e	Electrolux AB (Series B)	677
325,599		Ericsson (LM) (B Shares)	4,189
21,840		Getinge AB (B Shares)	538
189,271		Hennes & Mauritz AB (B Shares)	6,283
280,217		Hexagon AB (B Shares)	6,686
5,782		Holmen AB (B Shares)	200
44,811		Husqvarna AB (B Shares)	384
6,997	e	Industrivarden AB	124
58,269		Investor AB (B Shares)	1,413
13,493		Kinnevik Investment AB (Series B)	314
9,947	*	Lundin Petroleum AB	143
3,124		Modern Times Group AB (B Shares)	237
314,420		Nordea Bank AB	3,440
6,266		Ratos AB (B Shares)	248
579,941		Sandvik AB	10,945
34,884		Scania AB (B Shares)	809
39,923		Securitas AB (B Shares)	475
188,369		Skandinaviska Enskilda Banken AB (Class A)	1,679
223,625		Skanska AB (B Shares)	4,708

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

171,756		SKF AB (B Shares)	$4,995
19,518		Ssab Svenskt Stal AB (Series A)	309
3,912		Ssab Svenskt Stal AB (Series B)	54
145,393		Svedbergs i Dalstorp AB	1,119
62,121	e	Svenska Cellulosa AB (B Shares)	1,000
233,630		Svenska Handelsbanken (A Shares)	7,663
78,553		Swedbank AB (A Shares)	1,343
65,250		Swedish Match AB	2,166
39,795		Tele2 AB (B Shares)	919
288,427		TeliaSonera AB	2,493
20,751	*	Volvo AB (A Shares)	364
135,934	*,e	Volvo AB (B Shares)	2,389

		TOTAL SWEDEN	122,133

SWITZERLAND - 3.8%
188,888		ABB Ltd	4,536
13,090	*	Actelion Ltd	753
403,238		Adecco S.A.	26,470
9,053		Aryzta AG.	462
6,477		Baloise Holding AG.	641
83,400		Bank Sarasin & Compagnie AG.	3,632
622		Bkw Fmb Energie AG	44
788,601		Compagnie Financiere Richemont S.A.	45,470
1,327,483		Credit Suisse Group	56,312
10,083		Geberit AG.	2,193
870		Givaudan S.A.	875
26,643		Holcim Ltd	2,002
37,751		ING Canada, Inc	1,957
531,651		Julius Baer Group Ltd	23,017
16,846	*	Julius Baer Holding AG.	320
12,865		Kuehne & Nagel International AG.	1,799
96		Lindt & Spruengli AG.	277
12		Lindt & Spruengli AG. (Reg)	390
23,196	*,e	Logitech International S.A.	418
284,242		Lonza Group AG.	23,798
1,107,433		Nestle S.A.	63,418
8,342		Nobel Biocare Holding AG.	173
1,924,473		Novartis AG.	104,212
164,944		Novartis AG. (ADR)	8,965
2,828		Pargesa Holding S.A.	271
1,160,133		Philip Morris International, Inc	76,140
5,929		Phonak Holding AG.	528
89,737		Roche Holding AG.	12,811
8,476		Schindler Holding AG.	1,019
1,344		Schindler Holding AG. (Reg)	162
1,114		SGS S.A.	1,980
127		Sika AG.	305
84,325		STMicroelectronics NV	1,046
857		Straumann Holding AG.	220
4,160		Swatch Group AG.	1,836
2,898		Swatch Group AG. Reg	230
3,907		Swiss Life Holding	645

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

316,069		Swiss Reinsurance Co	$18,012
3,946		Swisscom AG.	1,760
55,635		Syngenta AG.	18,100
7,641	e	Synthes, Inc	1,032
469,221	*	Temenos Group AG.	17,757
3,131,171	*	UBS AG. (Switzerland)	56,330
18,821		Zurich Financial Services AG.	5,261

		TOTAL SWITZERLAND	587,579

TAIWAN - 0.4%
6,835,000	*	AU Optronics Corp	5,953
1,000,000		Catcher Technology Co Ltd	4,946
1,000,000		Chunghwa Telecom Co Ltd	3,119
450,000		Formosa Chemicals & Fibre Corp	1,706
167,728	*,e	Foxconn International Holdings Ltd	101
522,250		High Tech Computer Corp	20,399
1,331,400		Hon Hai Precision Industry Co, Ltd	4,659
200,000		Largan Precision Co Ltd	5,407
1,000,000		Newmax Technology Co Ltd	4,447
199,000		Richtek Technology Corp	1,376
2,000,000		Taiwan Cement Corp	2,414
1,662,300		TSRC Corp	4,264

		TOTAL TAIWAN	58,791

THAILAND - 0.2%
4,538,000		Bank of Ayudhya PCL (ADR)	3,721
219,437		Banpu PCL	5,570
4,227,800		Charoen Pokphand Foods PCL	3,599
1,157,000		Kasikornbank PCL - NVDR	4,856
6,300,000		Krung Thai Bank PCL	3,833
859,368		PTT Chemical PCL	4,198
333,000		PTT PCL	3,901

		TOTAL THAILAND	29,678

TURKEY - 0.2%
419,921		Arcelik AS	1,942
500,000		Ford Otomotiv Sanayi AS	4,768
1,075,936		KOC Holding AS	4,995
200,000		Koza Altin Isletmeleri AS	2,618
930,000		Tofas Turk Otomobil Fabrik	5,244
1,025,936		Turk Telekomunikasyon AS	5,149
1,907,888	*	Yapi ve Kredi Bankasi	5,473

		TOTAL TURKEY	30,189

UKRAINE - 0.0%
100,000	*,f	MHP S.A. (GDR) (purchased 01/07/11, cost $1,794)	1,897

		TOTAL UKRAINE	1,897

UNITED KINGDOM - 9.6%
125,168		3i Group plc	600
17,214		Acergy S.A.	434

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,560,483		Admiral Group plc	$38,875
600,000	*	Afren plc	1,568
815,951		Aggreko plc	20,607
307,987		AMEC plc	5,890
1,699,376		Anglo American plc (London)	87,323
326,481		Antofagasta plc	7,117
81,271		ARM Holdings plc	754
211,200	*	ASOS plc	5,789
711,949		Associated British Foods plc	11,329
228,228		AstraZeneca plc	10,485
4,603		AstraZeneca plc (ADR)	212
4,566,584	*	Autonomy Corp plc	116,369
651,615		Aveva Group plc	16,865
301,929		Aviva plc	2,095
22,179		Babcock International Group	221
375,600		BAE Systems plc	1,957
88,178		Balfour Beatty plc	486
8,527,211		Barclays plc	38,287
5,831	*	Berkeley Group Holdings plc	97
3,459,592		BG Group plc	85,886
615,365		BHP Billiton plc	24,363
5,124,514		BP plc	37,650
1,470,865	*,e	British Airways plc	5,356
266,842		British American Tobacco plc	10,700
1,038,936		British Land Co plc	9,208
1,037,172		British Sky Broadcasting plc	13,727
9,879,470		BT Group plc	29,356
26,643		Bunzl plc	318
1,039,214		Burberry Group plc	19,574
169,488		Cable & Wireless plc	124
332,589		Cable & Wireless Worldwide	280
3,693,673	*	Cairn Energy plc	27,368
113,693		Capita Group plc	1,355
27,673		Capital & Counties Properties	75
11,106		Carnival plc	437
7,718,133		Centrica plc	40,248
94,755		Cobham plc	350
292,727		Compass Group plc	2,631
4,689		Delta Lloyd NV	125
1,746,030		Diageo plc	33,189
24,623		Drax Group plc	157
9,706	*	Enquest plc	21
16,640	*	Enquest plc	37
52,059		Ensco International plc (ADR)	3,011
19,730	*	Essar Energy plc	150
153,016		Experian Group Ltd	1,893
1,214		F&C Asset Management plc	1
61,919		Firstgroup plc	324
509,473		GlaxoSmithKline plc	9,708
189,580		Greggs plc	1,553
171,931		Group 4 Securicor plc	704
77,517		Hammerson plc	556

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,092,698	e	Home Retail Group	$3,383
7,340,624		HSBC Holdings plc	75,822
2,022,454		ICAP plc	17,116
1,896,466	*	Imagination Technologies Group plc	13,036
797,469		Imperial Tobacco Group plc	24,607
27,236		Inmarsat plc	264
336,352		Intercontinental Hotels Group plc	6,893
55,834	*,e	International Consolidated Airlines	205
267,115		International Power plc	1,319
9,795		Intertek Group plc	320
262,382		Invensys plc	1,452
56,118		Investec plc	429
230,058	*	ITV plc	285
131,215		J Sainsbury plc	705
13,373		Johnson Matthey plc	399
13,353		Kazakhmys plc	298
145,352		Kingfisher plc	573
42,281		Ladbrokes plc	90
97,626		Land Securities Group plc	1,147
11,387,794		Legal & General Group plc	21,023
65,800		Liberty International plc	404
3,518,314	*	Lloyds TSB Group plc	3,269
21,122		London Stock Exchange Group plc	282
10,023		Lonmin plc	274
225,468		Man Group plc	888
97,416		Marks & Spencer Group plc	526
440,000		Mondi plc	4,229
495,765		National Grid plc	4,716
8,159,090	*	New Carphone Warehouse plc	47,644
232,447		Next plc	7,376
3,274,223	*,e	Ocado Ltd	11,928
689,435		Old Mutual plc	1,502
1,737,644		Pearson plc	30,698
25,836		Petrofac Ltd	617
2,764,594		Prudential plc	31,308
1,067,323		Reckitt Benckiser Group plc	54,787
74,870		Reed Elsevier plc	648
95,760		Resolution Ltd	454
95,848		Rexam plc	559
1,350,201		Rio Tinto plc	95,456
72,500	e	Rio Tinto plc (ADR)	5,156
242,100	*	Rockhopper Exploration plc	962
374,328		Rolls-Royce Group plc	3,712
440,943		Royal & Sun Alliance Insurance Group plc	929
1,871,134	*	Royal Bank of Scotland Group plc	1,228
78,538		SABMiller plc	2,779
169,729		Sage Group plc	757
12,735		Schroders plc	355
173,923		Scottish & Southern Energy plc	3,519
94,049		Segro plc	485
81,037		Serco Group plc	725
52,719		Severn Trent plc	1,235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

163,241		Smith & Nephew plc	$1,839
524,884		Smiths Group plc	10,908
180,000		Spectris plc	3,929
577,168		Standard Chartered plc	14,971
287,879		Standard Life plc	954
19,361	e	TalkTalk Telecom Group plc	43
1,264,230		Tesco plc	7,723
73,145	e	Thomas Cook Group plc	200
61,093		TUI Travel plc	222
2,907,125		Tullow Oil plc	67,459
191,688		Unilever plc	5,840
5,221,508	*	Unitech Corporate Parks plc	2,241
87,740		United Utilities Group plc	832
22,642,916		Vodafone Group plc	64,529
68,110		Weir Group plc	1,890
22,427		Whitbread plc	593
229,845		WM Morrison Supermarkets plc	1,017
687,120	*	Wolseley plc	23,131
2,871,589		WPP plc	35,389
857,328		Xstrata plc	20,003

		TOTAL UNITED KINGDOM	1,480,281

UNITED STATES - 47.8%
90,571		3M Co	8,468
255,000		A.O. Smith Corp	11,307
352,684		Abbott Laboratories	17,299
27,754		Abercrombie & Fitch Co (Class A)	1,629
667,589		ACE Ltd	43,192
19,676		Activision Blizzard, Inc	216
276,700	*	Adobe Systems, Inc	9,175
115,298		Advance Auto Parts, Inc	7,566
19,929	*	Advanced Micro Devices, Inc	171
46,360	*	Aeropostale, Inc	1,127
223,556	*	AES Corp	2,906
169,180		Aetna, Inc	6,332
196,602		Aflac, Inc	10,377
155,899	*	AGCO Corp	8,570
83,440	*	Agilent Technologies, Inc	3,736
38,933		Air Products & Chemicals, Inc	3,511
2,823		Airgas, Inc	188
24,058	*	Akamai Technologies, Inc	914
30,669	*	Alaska Air Group, Inc	1,945
173,179		Alberto-Culver Co	6,454
201,516		Alcoa, Inc	3,557
19,122	*	Alexion Pharmaceuticals, Inc	1,887
3,154		Allegheny Technologies, Inc	214
105,781		Allergan, Inc	7,513
298,309	*	Alliance Data Systems Corp	25,622
55,195		Alliant Energy Corp	2,149
167,996		Allstate Corp	5,339
4,345	*,e	Alpha Natural Resources, Inc	258
132,194		Altera Corp	5,819

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

807,652		Altria Group, Inc	$21,023
58,156	*	Amazon.com, Inc	10,476
49,137		AMB Property Corp	1,767
63,846		Ameren Corp	1,792
168,232	*	American Axle & Manufacturing Holdings, Inc	2,118
20,109		American Eagle Outfitters, Inc	320
76,859		American Electric Power Co, Inc	2,701
174,040		American Express Co	7,867
89,000		American Financial Group, Inc	3,117
4,863	*	American International Group, Inc	171
82,134	*	American Tower Corp (Class A)	4,256
223,943		American Water Works Co, Inc	6,282
5,000	*	Amerigroup Corp	321
115,444		Ameriprise Financial, Inc	7,051
183,022		AmerisourceBergen Corp	7,240
36,884		Ametek, Inc	1,618
506,343	*	Amgen, Inc	27,064
62,585		Amphenol Corp (Class A)	3,404
507,397		Anadarko Petroleum Corp	41,566
156,164		Analog Devices, Inc	6,150
25,000		Anixter International, Inc	1,747
410,887		Annaly Capital Management, Inc	7,170
642,575	*	AOL, Inc	12,549
57,816		AON Corp	3,062
304,533		Apache Corp	39,869
6,255		Apartment Investment & Management Co (Class A)	159
64,595	*	Apollo Group, Inc (Class A)	2,694
180,456	*	Apollo Management LP	3,248
732,203	*	Apple, Inc	255,137
568,767		Applied Materials, Inc	8,884
2,770		Aqua America, Inc	63
72,561	*	Arch Capital Group Ltd	7,197
57,182		Arch Coal, Inc	2,061
142,016		Archer Daniels Midland Co	5,114
138,102	*	Arrow Electronics, Inc	5,784
58,804		Arthur J. Gallagher & Co	1,788
520,278		Ashland, Inc	30,051
67,541		Assurant, Inc	2,601
2,757,923		AT&T, Inc	84,391
56,784	*	Autodesk, Inc	2,505
147,554		Automatic Data Processing, Inc	7,571
41,601	*	Autozone, Inc	11,380
22,646		AvalonBay Communities, Inc	2,719
3,603		Avery Dennison Corp	151
60,758	*	Avnet, Inc	2,071
45,419		Avon Products, Inc	1,228
590,637		Axis Capital Holdings Ltd	20,625
62,429	*	Babcock & Wilcox Co	2,084
281,492		Baker Hughes, Inc	20,670
25,427		Ball Corp	912
2,210,120		Bank of America Corp	29,461
65,827		Bank of New York Mellon Corp	1,966

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,616		Bard (C.R.), Inc	$4,530
185,809		Baxter International, Inc	9,991
25,086		BB&T Corp	689
4,009		Beckman Coulter, Inc	333
59,554		Becton Dickinson & Co	4,742
119,386	*	Bed Bath & Beyond, Inc	5,763
91,635	*	Berkshire Hathaway, Inc (Class B)	7,663
108,560		Best Buy Co, Inc	3,118
65,533	*	Biogen Idec, Inc	4,809
164,675		BlackRock, Inc	33,101
561,854		Blackstone Group LP	10,046
209,604	*	BMC Software, Inc	10,426
484,693		Boeing Co	35,833
43,754	*	BorgWarner, Inc	3,487
86,852		Boston Properties, Inc	8,238
612,897	*	Boston Scientific Corp	4,407
302,103		Bristol-Myers Squibb Co	7,985
359,792		Broadcom Corp (Class A)	14,169
82,204		Brookfield Properties Corp (Toronto)	1,455
13,177		Brown-Forman Corp (Class B)	900
2,793		Bucyrus International, Inc (Class A)	255
4,936		Bunge Ltd	357
121,964		CA, Inc	2,949
163,776		Cablevision Systems Corp (Class A)	5,668
45,600		Cabot Corp	2,111
61,277		Cabot Oil & Gas Corp	3,246
90,616	*	Calpine Corp	1,438
2,700		Camden Property Trust	153
128,832	*	Cameron International Corp	7,356
21,164	e	Campbell Soup Co	701
111,243		Capital One Financial Corp	5,780
187,156		Cardinal Health, Inc	7,698
56,138	*	Career Education Corp	1,275
232,578	*	CareFusion Corp	6,559
12,959	*	Carmax, Inc	416
16,563		Carnival Corp	635
216,159		Caterpillar, Inc	24,069
20,302	*	CB Richard Ellis Group, Inc (Class A)	542
389,430		CBS Corp (Class B)	9,751
8,300		Celanese Corp (Series A)	368
336,010	*	Celgene Corp	19,331
1,634,719		Centerpoint Energy, Inc	28,706
110,840		CenturyTel, Inc	4,605
45,085	*,e	Cephalon, Inc	3,417
43,974	*	Cerner Corp	4,890
68,306		CF Industries Holdings, Inc	9,344
71,957		CH Robinson Worldwide, Inc	5,334
4,427	*	Charles River Laboratories International, Inc	170
293,356		Charles Schwab Corp	5,289
24,034		Chesapeake Energy Corp	806
941,625		Chevron Corp	101,159
2,117,964		Chimera Investment Corp	8,387

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,770	*,e	ChinaCache International Holdings Ltd. (ADR)	$123
16,857	*	Chipotle Mexican Grill, Inc (Class A)	4,591
176,197		Chubb Corp	10,803
71,175		Church & Dwight Co, Inc	5,647
189,090		Cigna Corp	8,373
29,902		Cimarex Energy Co	3,446
12,558		Cincinnati Financial Corp	412
4,640		Cintas Corp	140
2,771,862		Cisco Systems, Inc	47,537
204,822	*	CIT Group, Inc	8,715
9,632,971	*,e	Citigroup, Inc	42,578
47,235	*	Citrix Systems, Inc	3,470
78,226		Cleveland-Cliffs, Inc	7,688
44,005		Clorox Co	3,083
20,224		CME Group, Inc	6,099
247,580		Coach, Inc	12,884
98,960	*	Cobalt International Energy, Inc	1,664
996,819		Coca-Cola Co	66,138
216,611		Coca-Cola Enterprises, Inc	5,913
87,466	*	Cognizant Technology Solutions Corp (Class A)	7,120
124,124		Colgate-Palmolive Co	10,024
838,000		Comcast Corp (Class A)	20,715
87,390		Comcast Corp (Special Class A)	2,029
19,644		Comerica, Inc	721
304,571		Computer Sciences Corp	14,842
49,009		ConAgra Foods, Inc	1,164
221,555	*	Concho Resources, Inc	23,773
312,438		ConocoPhillips	24,951
82,517		Consol Energy, Inc	4,425
11,844		Consolidated Edison, Inc	601
54,424	*	Constellation Brands, Inc (Class A)	1,104
182,877		Constellation Energy Group, Inc	5,694
9,800	*,e	Continental Resources, Inc	700
24,627		Con-Way, Inc	968
64,200		Cooper Cos, Inc	4,459
179,128		Cooper Industries plc	11,625
198,558		Corn Products International, Inc	10,289
704,612		Corning, Inc	14,535
191,742		Costco Wholesale Corp	14,059
6,622	*	Covance, Inc	362
69,630	*	Coventry Health Care, Inc	2,221
104,005	*	Covidien plc	5,402
146,287	*,e	Cree, Inc	6,753
48,517	*	Crown Castle International Corp	2,064
590,114	*	Crown Holdings, Inc	22,766
249,860		Crude Carriers Corp	3,775
196,780		CSX Corp	15,467
111,396		CTC Media, Inc	2,626
161,195		Cummins, Inc	17,670
777,106		CVS Corp	26,669
398,225		Cytec Industries, Inc	21,651
101,100	*	Dana Holding Corp	1,758

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

455,734		Danaher Corp	$23,653
236,820		Darden Restaurants, Inc	11,635
105,317	*	DaVita, Inc	9,006
10,872	*	Deckers Outdoor Corp	937
133,817		Deere & Co	12,966
698,740	*	Dell, Inc	10,139
28,683	*	Delta Air Lines, Inc	281
1,051,091	*	Denbury Resources, Inc	25,647
14,874		Dentsply International, Inc	550
6,737		Developers Diversified Realty Corp	94
76,693	*	Devon Energy Corp	7,038
3,661		DeVry, Inc	202
14,360	e	Diamond Offshore Drilling, Inc	1,116
67,385	e	Dillard’s, Inc (Class A)	2,703
575,418	*	DIRECTV	26,930
738,647		Discover Financial Services	17,817
1,066	*	Discovery Communications, Inc (Class A)	43
9,262	*	Discovery Communications, Inc (Class C)	326
231,771		DISH Network Corp (Class A)	5,646
35,035	*	Dolby Laboratories, Inc (Class A)	1,724
3,537	*	Dollar General Corp	111
127,663	*	Dollar Tree, Inc	7,088
92,985		Dominion Resources, Inc	4,156
37,800		Domtar Corporation	3,469
36,654		Dover Corp	2,410
996,445		Dow Chemical Co	37,616
680,294		DR Horton, Inc	7,925
586,245		Dr Pepper Snapple Group, Inc	21,785
15,840	*	Dril-Quip, Inc	1,252
113,747	*,e	DSW, Inc (Class A)	4,545
57,281		DTE Energy Co	2,804
121,803		Du Pont (E.I.) de Nemours & Co	6,696
121,211		Duke Energy Corp	2,200
21,384		Duke Realty Corp	300
2,674		Dun & Bradstreet Corp	215
4,940	*,e	Dynegy, Inc (Class A)	28
4,415,593	*	E*Trade Financial Corp	69,016
69,300		East West Bancorp, Inc	1,522
180,110		Eastman Chemical Co	17,889
146,008		Eaton Corp	8,095
6,324		Eaton Vance Corp	204
232,003	*	eBay, Inc	7,201
234,338		Ecolab, Inc	11,956
25,461		Edison International	932
420,441	*	Edwards Lifesciences Corp	36,579
158,951		El Paso Corp	2,861
18,456	*	Electronic Arts, Inc	360
203,307		Eli Lilly & Co	7,150
1,479,904	*	EMC Corp	39,291
160,121		Emerson Electric Co	9,356
153,926	*	Endo Pharmaceuticals Holdings, Inc	5,874
122,400		Endurance Specialty Holdings Ltd	5,976

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

20,477		Energen Corp	$1,293
63,159	*	Energizer Holdings, Inc	4,494
3,050	*	EnerSys	121
16,077		Entergy Corp	1,081
131,071		EOG Resources, Inc	15,533
22,151		Equifax, Inc	861
14,129		Equitable Resources, Inc	705
29,510		Equity Residential	1,665
10,000		Essex Property Trust, Inc	1,240
35,857		Estee Lauder Cos (Class A)	3,455
26,000	*	Esterline Technologies Corp	1,839
2,270	*,e	Etrion Corp	2
43,039		Everest Re Group Ltd	3,795
219,041		Exelon Corp	9,032
7,924		Expedia, Inc	180
33,130		Expeditors International Washington, Inc	1,661
496,546	*	Express Scripts, Inc	27,613
3,000	*	Exterran Holdings, Inc	71
1,731,641		Exxon Mobil Corp	145,683
21,521	*	F5 Networks, Inc	2,207
210,400	*	Fairchild Semiconductor International, Inc	3,829
61,184		Family Dollar Stores, Inc	3,140
4,837	e	Fastenal Co	314
32,700	*,e	Federal Home Loan Mortgage Corp	13
125,108	*	Federal Mogul Corp (Class A)	3,115
205,500	*,e	Federal National Mortgage Association	81
27,567		Federal Realty Investment Trust	2,248
91,826		FedEx Corp	8,590
758,527	*	Ferro Corp	12,584
19,951		Fidelity National Information Services, Inc	652
22,465		Fidelity National Title Group, Inc (Class A)	317
297,105		Fifth Third Bancorp	4,124
42,907	*	Finisar Corp	1,056
4,625		First American Corp	86
4,625		First American Financial Corp	76
79,755		First Horizon National Corp	894
62,993	*,e	First Solar, Inc	10,132
30,628		FirstEnergy Corp	1,136
24,790	*	Fiserv, Inc	1,555
63,553		Flir Systems, Inc	2,200
18,162		Flowserve Corp	2,339
35,721		Fluor Corp	2,631
4,111		FMC Corp	349
89,803	*	FMC Technologies, Inc	8,485
94,400		Foot Locker, Inc	1,862
1,687,566	*	Ford Motor Co	25,162
3,000	*	Forest City Enterprises, Inc (Class A)	56
338,387	*	Forest Laboratories, Inc	10,930
30,748		Fortune Brands, Inc	1,903
7,826	*	Fossil, Inc	733
51,766	*	Foster Wheeler AG.	1,947
29,998		Franklin Resources, Inc	3,752

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

531,272		Freeport-McMoRan Copper & Gold, Inc (Class B)	$29,512
2,710,060		Frontier Communications Corp	22,277
492	*,e	FTI Consulting, Inc	19
43	*	Furiex Pharmaceuticals Inc	1
279,227	*,e	GameStop Corp (Class A)	6,288
248,509		Gap, Inc	5,631
6,982	e	Garmin Ltd	236
312,894		General Dynamics Corp	23,955
3,664,908		General Electric Co	73,481
96,052		General Growth Properties, Inc	1,487
382,723		General Mills, Inc	13,989
565,676	*	General Motors Co	17,553
13,779		Genuine Parts Co	739
16,921	*	Genworth Financial, Inc (Class A)	228
69,123	*	Genzyme Corp	5,264
2,789,756	*	Gilead Sciences, Inc	118,396
384,645		Goldman Sachs Group, Inc	60,955
219,315		Goodrich Corp	18,758
8,260	*	Goodyear Tire & Rubber Co	124
188,415	*	Google, Inc (Class A)	110,452
174,844		H&R Block, Inc	2,927
1		H.B. Fuller Co	0	^
191,198		H.J. Heinz Co	9,334
310,747		Halliburton Co	15,488
200,000	*	Hanesbrands, Inc	5,408
147,064	*	Hansen Natural Corp	8,858
41,617		Harley-Davidson, Inc	1,768
30,868		Harris Corp	1,531
105,641		Harsco Corp	3,728
22,557		Hartford Financial Services Group, Inc	607
208,655		Hasbro, Inc	9,773
249,269	*	HCA HOLDINGS,Inc	8,443
30,496		HCP, Inc	1,157
8,607		Health Care REIT, Inc	451
76,327	*	Health Net, Inc	2,496
478,937	*	Healthsouth Corp	11,964
32,923		Helmerich & Payne, Inc	2,261
9,464	*	Henry Schein, Inc	664
69,039		Herbalife Ltd	5,617
68,629		Hershey Co	3,730
134,353		Hess Corp	11,448
1,364,552		Hewlett-Packard Co	55,906
465,413	*,e	Hologic, Inc	10,332
391,639		Home Depot, Inc	14,514
839,807		Honeywell International, Inc	50,146
66,608		Hormel Foods Corp	1,854
142,729	*	Hospira, Inc	7,879
310,399		Host Marriott Corp	5,466
90,320		Hudson City Bancorp, Inc	874
347,780	*,e	Human Genome Sciences, Inc	9,547
107,507	*	Humana, Inc	7,519
1,689,614		Huntington Bancshares, Inc	11,219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,202	*	Huntington Ingalls	$174
150,000		Huntsman Corp	2,607
197,564	*	IAC/InterActiveCorp	6,103
2,417	*	IHS, Inc (Class A)	215
139,948		Illinois Tool Works, Inc	7,518
37,946	*,e	Illumina, Inc	2,659
21,916		Ingersoll-Rand plc	1,059
4,187		Integrys Energy Group, Inc	211
1,878,072		Intel Corp	37,882
3,586	*	IntercontinentalExchange, Inc	443
546,615		International Business Machines Corp	89,136
26,632		International Flavors & Fragrances, Inc	1,659
32,576		International Game Technology	529
101,450		International Paper Co	3,062
743,372		Interpublic Group of Cos, Inc	9,344
214,290	*	Intuit, Inc	11,379
31,094	*	Intuitive Surgical, Inc	10,369
44,939		Invesco Ltd	1,149
6,414		Iron Mountain, Inc	200
1,932,852		iShares MSCI EAFE Index Fund	116,145
1,792,078	e	iShares MSCI Japan Index Fund	18,476
27,536	*,e	ITT Educational Services, Inc	1,987
14,684		ITT Industries, Inc	882
43,975		J.B. Hunt Transport Services, Inc	1,997
4,417		J.M. Smucker Co	315
181,533	*	Jacobs Engineering Group, Inc	9,337
372,249		Jarden Corp	13,241
46,229		JC Penney Co, Inc	1,660
536,113	*	JDS Uniphase Corp	11,173
6,417	e	Jefferies Group, Inc	160
7,348		John Bean Technologies Corp	141
397,984		Johnson & Johnson	23,581
256,744		Johnson Controls, Inc	10,673
164,187		Joy Global, Inc	16,223
2,685,959		JPMorgan Chase & Co	123,824
131,672	*	Juniper Networks, Inc	5,541
62,402	*	Kansas City Southern Industries, Inc	3,398
402,683		KBR, Inc	15,210
38,698		Kellogg Co	2,089
50,000		Kennametal, Inc	1,950
190,277		Keycorp	1,690
22,359		Kimberly-Clark Corp	1,459
34,488		Kimco Realty Corp	633
4,526	*	Kinder Morgan Management LLC	297
117,875	*	Kinder Morgan, Inc	3,494
41,390	*	Kinetic Concepts, Inc	2,252
87,423		Kla-Tencor Corp	4,141
204,292		Kohl’s Corp	10,836
827,351		Kraft Foods, Inc (Class A)	25,946
476,698		Kroger Co	11,426
31,507		L-3 Communications Holdings, Inc	2,467
36,512	*	Laboratory Corp of America Holdings	3,364

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

132,267	*	Lam Research Corp	$7,494
12,206	*	Las Vegas Sands Corp	515
257,574		Lear Corp (New)	12,588
8,526		Legg Mason, Inc	308
4,895		Leggett & Platt, Inc	120
51,176		Lender Processing Services, Inc	1,647
11,028		Leucadia National Corp	414
16,722	*	Level 3 Communications, Inc	25
136,080	*	Lexmark International, Inc (Class A)	5,040
26,306	*,e	Liberty Global, Inc (Class A)	1,089
7,493	*	Liberty Global, Inc (Series C)	300
3	*	Liberty Media Corp - Starz	0	^
20,756	*	Liberty Media Holding Corp (Interactive A)	333
10,682	e	Liberty Property Trust	351
167,423	*	Life Technologies Corp	8,776
547,054		Limited Brands, Inc	17,988
72,986		Lincoln National Corp	2,192
75,227		Linear Technology Corp	2,530
64,030		Lockheed Martin Corp	5,148
29,240		Loews Corp	1,260
322,800		Lorillard, Inc	30,669
307,966		Lowe’s Cos, Inc	8,140
34,700	*	LSI Logic Corp	236
11,447		Lubrizol Corp	1,533
4,773		M&T Bank Corp	422
35,388		Macerich Co	1,753
677,241		Macy’s, Inc	16,430
1	*	Madison Square Garden, Inc	0	^
4,335		Manpower, Inc	273
136,644		Marathon Oil Corp	7,284
40,378		Marriott International, Inc (Class A)	1,437
130,256		Marsh & McLennan Cos, Inc	3,883
18,260		Marshall & Ilsley Corp	146
1,633	e	Martin Marietta Materials, Inc	146
295,926	*	Marvell Technology Group Ltd	4,602
975,887		Masco Corp	13,584
37,284		Mastercard, Inc (Class A)	9,385
78,477		Mattel, Inc	1,956
364,310		Maxim Integrated Products, Inc	9,326
37,845		McCormick & Co, Inc	1,810
179,177	*	McDermott International, Inc	4,549
279,193		McDonald’s Corp	21,244
117,870		McGraw-Hill Cos, Inc	4,644
62,662		McKesson Corp	4,953
16,775		MDC Holdings, Inc	425
24,517		MDU Resources Group, Inc	563
243,397		Mead Johnson Nutrition Co	14,100
24,042		MeadWestvaco Corp	729
44,029	*	Medco Health Solutions, Inc	2,473
140,222		Medtronic, Inc	5,518
22,940	*	MEMC Electronic Materials, Inc	297
849,959		Merck & Co, Inc	28,057

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

870,350		Metlife, Inc	$38,931
118,895	*	MetroPCS Communications, Inc	1,931
3,869,479	*	MF Global Holdings Ltd	32,039
11,126	*,e	MGM Mirage	146
10,577	e	Microchip Technology, Inc	402
1,877,759	*	Micron Technology, Inc	21,519
4,441,443		Microsoft Corp	112,635
3,232	*	Mohawk Industries, Inc	198
5,927		Molson Coors Brewing Co (Class B)	278
241,756		Monsanto Co	17,469
247,756		Moody’s Corp	8,401
335,890		Morgan Stanley	9,177
37,432		Mosaic Co	2,948
60,159	*	Motorola Mobility Holdings, Inc	1,468
21,954	*	Motorola, Inc	981
35,602		Murphy Oil Corp	2,614
525,746	*	Mylan Laboratories, Inc	11,919
953	*	Myriad Genetics, Inc	19
24,285	*	Nabors Industries Ltd	738
30,825	*	Nasdaq Stock Market, Inc	797
185,893		National Oilwell Varco, Inc	14,736
12,454		National Semiconductor Corp	179
10,500	*	Navistar International Corp	728
134,116	*	NetApp, Inc	6,462
1,627	*	NetFlix, Inc	386
36,770		New York Community Bancorp, Inc	635
781,476		Newell Rubbermaid, Inc	14,950
7,388	*	Newfield Exploration Co	562
40,260		Newmont Mining Corp	2,197
66,084		News Corp (Class A)	1,160
15,898		News Corp (Class B)	296
57,440		NextEra Energy, Inc	3,166
311,631	*	NII Holdings, Inc (Class B)	12,986
31,148		Nike, Inc (Class B)	2,358
90,938		NiSource, Inc	1,744
77,828		Noble Corp	3,551
147,361		Noble Energy, Inc	14,242
336,939		Nordstrom, Inc	15,122
143,324		Norfolk Southern Corp	9,928
42,564		Northeast Utilities	1,473
17,269		Northern Trust Corp	876
25,215		Northrop Grumman Corp	1,581
146,700	*	Novellus Systems, Inc	5,447
292,691	*	NRG Energy, Inc	6,306
30,269		NSTAR	1,401
314,374		Nu Skin Enterprises, Inc (Class A)	9,038
207,460	*	Nuance Communications, Inc	4,058
11,890		Nucor Corp	547
154,466	*	Nvidia Corp	2,851
19,297	*	NVR, Inc	14,589
14,678		NYSE Euronext	516
896,676		Occidental Petroleum Corp	93,694

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,400	*	Office Depot, Inc	$48
44,970		Old Republic International Corp	571
6,852		Omnicare, Inc	205
170,403		Omnicom Group, Inc	8,360
540,000	*	ON Semiconductor Corp	5,330
30,170		Oneok, Inc	2,018
1,805,160		Oracle Corp	60,238
2,303		Oracle Corp Japan	96
5,123	*	O’Reilly Automotive, Inc	294
1,346,445	*	Orient-Express Hotels Ltd (Class A)	16,656
10,802	*	Owens-Illinois, Inc	326
416,662		Paccar, Inc	21,812
12,509		Pall Corp	721
600	*	Panera Bread Co (Class A)	76
128,810		Parker Hannifin Corp	12,196
221,151		PartnerRe Ltd	17,524
9,557		Patterson Cos, Inc	308
10,761		Patterson-UTI Energy, Inc	316
51,940		Paychex, Inc	1,629
45,831		Peabody Energy Corp	3,298
60,000	*	Penn National Gaming, Inc	2,224
10,910		Pentair, Inc	412
72,897		People’s United Financial, Inc	917
74,933		Pepco Holdings, Inc	1,398
818,050		PepsiCo, Inc	52,691
226,574		PerkinElmer, Inc	5,952
82,975		Perrigo Co	6,598
19,992	*	PetroHawk Energy Corp	491
279,121		Petsmart, Inc	11,430
9,890,995		Pfizer, Inc	200,887
305,965		PG&E Corp	13,518
5,824		Pharmaceutical Product Development, Inc	161
48,506		Pinnacle West Capital Corp	2,076
67,191		Pioneer Natural Resources Co	6,848
22,675		Pitney Bowes, Inc	583
96,974	*	Plains Exploration & Production Co	3,513
17,661	e	Plum Creek Timber Co, Inc	770
232,414		PNC Financial Services Group, Inc	14,640
20,271		Polo Ralph Lauren Corp (Class A)	2,507
102,416		PPG Industries, Inc	9,751
17,367		PPL Corp	439
28,127		Praxair, Inc	2,858
168,581		Precision Castparts Corp	24,812
7,497	*	Priceline.com, Inc	3,797
339,705	*	Pride International, Inc	14,590
201,397		Principal Financial Group	6,467
848,446		Procter & Gamble Co	52,265
75,567		Progress Energy, Inc	3,487
35,732		Progressive Corp	755
40,599		Prologis	649
798,988		Prudential Financial, Inc	49,201
213,753	*	PSS World Medical, Inc	5,803

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

446,919		Public Service Enterprise Group, Inc	$14,082
34,234		Public Storage, Inc	3,797
135,476	*	Pulte Homes, Inc	1,003
1,113,916		Qualcomm, Inc	61,076
11,479	*	Quanta Services, Inc	257
8,924		Quest Diagnostics, Inc	515
107,010		Questar Corp	1,867
113,566		Questar Market Resources, Inc	4,604
1,774,688		Qwest Communications International, Inc	12,121
10,768		R.R. Donnelley & Sons Co	204
40,330		RadioShack Corp	605
1,774	*	Ralcorp Holdings, Inc	121
13,460		Range Resources Corp	787
9,513		Raven Industries, Inc	584
51,303		Rayonier, Inc	3,197
172,947		Raytheon Co	8,798
30,327	*	Red Hat, Inc	1,377
7,638		Regency Centers Corp	332
69,927		Regions Financial Corp	508
42,600		Reinsurance Group of America, Inc (Class A)	2,674
12,000		Reliance Steel & Aluminum Co	693
228,970		RenaissanceRe Holdings Ltd	15,797
414,454		Republic Services, Inc	12,450
83,715		Reynolds American, Inc	2,974
250,000	*	RF Micro Devices, Inc	1,603
4,823		Robert Half International, Inc	148
34,079		Rockwell Automation, Inc	3,226
173,849		Rockwell Collins, Inc	11,271
124,616		Roper Industries, Inc	10,774
166,062		Ross Stores, Inc	11,810
200,562	*	Rowan Cos, Inc	8,861
122,721	*	Royal Caribbean Cruises Ltd	5,063
57,316	*	RRI Energy, Inc	218
13,687		Safeway, Inc	322
87,553	*	SAIC, Inc	1,481
4,292	*	Salesforce.com, Inc	573
258,440	*	SanDisk Corp	11,911
86,413		Sara Lee Corp	1,527
11,052	*	SBA Communications Corp (Class A)	439
11,852	e	SCANA Corp	467
762,422		Schlumberger Ltd	71,104
125,613		Schnitzer Steel Industries, Inc (Class A)	8,166
45,431		Scripps Networks Interactive (Class A)	2,276
18,300		SEACOR Holdings, Inc	1,692
235,381	*	Seagate Technology, Inc	3,389
5,855		Sealed Air Corp	156
1,585	*,e	Sears Holdings Corp	131
7,706		SEI Investments Co	184
423,714		Sempra Energy	22,669
19,899		Sherwin-Williams Co	1,671
22,625		Sigma-Aldrich Corp	1,440
185,285		Simon Property Group, Inc	19,855

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

75,000	*	Skyworks Solutions, Inc	$2,432
27,848		SL Green Realty Corp	2,094
75,051	*	SLM Corp	1,148
237,503	*	Smithfield Foods, Inc	5,714
329,462		Sotheby’s (Class A)	17,330
134,888		Southern Co	5,141
6,159		Southwest Airlines Co	78
102,035	*	Southwestern Energy Co	4,384
1,191,416	e	SPDR Trust Series 1	157,876
107,458		Spectra Energy Corp	2,921
113,286	*	Spirit Aerosystems Holdings, Inc (Class A)	2,908
855,169	*	Sprint Nextel Corp	3,968
1,813		SPX Corp	144
86,169		St. Jude Medical, Inc	4,417
5,627		Stanley Works	431
855,031		Staples, Inc	16,606
268,759		Starbucks Corp	9,931
86,158		Starwood Hotels & Resorts Worldwide, Inc	5,008
168,041		State Street Corp	7,552
27,293	*	Stericycle, Inc	2,420
142,635		Stryker Corp	8,672
34,093		Sunoco, Inc	1,554
2,883	*,e	Sunpower Corp (Class A)	49
453,450		SunTrust Banks, Inc	13,077
3,108,245	e	Supervalu, Inc	27,756
1,314,524	*	Symantec Corp	24,371
8,220	*	Synopsys, Inc	227
92,705		Sysco Corp	2,568
51,217		T Rowe Price Group, Inc	3,402
562,834		Target Corp	28,146
43,367		Taubman Centers, Inc	2,324
83,055		TD Ameritrade Holding Corp	1,733
25,816		Telephone & Data Systems, Inc	870
43,000	*	Tenneco, Inc	1,825
74,291	*	Teradata Corp	3,767
71,500	*	Teradyne, Inc	1,273
218,455		Texas Instruments, Inc	7,550
313,252		Textron, Inc	8,580
332,691	*	Thermo Electron Corp	18,481
29,871		Tiffany & Co	1,835
230,597		Time Warner Cable, Inc	16,451
94,640		Time Warner, Inc	3,379
106,233		Timken Co	5,556
188,558		TJX Companies, Inc	9,377
49,918	*	Toll Brothers, Inc	987
252,626		TonenGeneral Sekiyu KK	3,120
22,526		Torchmark Corp	1,498
49,176		Toro Co	3,256
61,420		Total System Services, Inc	1,107
2,305		Transatlantic Holdings, Inc	112
84,204		TransDigm Group, Inc	7,059
19,583	*	Transocean Ltd	1,529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

61,320		Travelers Cos, Inc	$3,647
176,951	*	TRW Automotive Holdings Corp	9,746
154,711		Tupperware Corp	9,238
331,055		Tyco Electronics Ltd	11,526
521,131		Tyco International Ltd	23,331
238,897		Tyson Foods, Inc (Class A)	4,584
266,632	*	UAL Corp	6,131
13,304	*	Ultra Petroleum Corp	655
416,182		Union Pacific Corp	40,922
18,800	*	Unisys Corp	587
669,220		United Parcel Service, Inc (Class B)	49,737
4,964	e	United States Steel Corp	268
149,942		United Technologies Corp	12,693
1,126,395		UnitedHealth Group, Inc	50,913
195,227		UnumProvident Corp	5,125
7,817	*	Urban Outfitters, Inc	233
40,358	*	URS Corp	1,858
1,980,786		US Bancorp	52,352
149,722		Valero Energy Corp	4,465
346,954	*	Vanda Pharmaceuticals, Inc	2,529
28,237	*	Varian Medical Systems, Inc	1,910
123,710	*,e	Veeco Instruments, Inc	6,289
24,551		Ventas, Inc	1,333
149,043	*	VeriFone Holdings, Inc	8,190
41,993		VeriSign, Inc	1,521
4,304	*	Verisk Analytics, Inc	141
1,542,685		Verizon Communications, Inc	59,455
10,988	*	Vertex Pharmaceuticals, Inc	527
27,018		VF Corp	2,662
1,108,700		Viacom, Inc (Class B)	51,577
20,527		Virgin Media, Inc	570
82,424		Visa, Inc (Class A)	6,068
273,900	*	Vishay Intertechnology, Inc	4,859
64,918	*	VMware, Inc (Class A)	5,293
82,053		Vornado Realty Trust	7,180
4,543	e	Vulcan Materials Co	207
7,409		W.R. Berkley Corp	239
18,548		W.W. Grainger, Inc	2,554
73,882	*	WABCO Holdings, Inc	4,554
84,986		Walgreen Co	3,411
508,936		Wal-Mart Stores, Inc	26,490
1,199,184		Walt Disney Co	51,672
380,631		Walter Energy, Inc	51,549
635,907		Warner Chilcott plc	14,804
4,577	e	Washington Post Co (Class B)	2,003
4,086		Waste Connections, Inc	118
169,520		Waste Management, Inc	6,330
45,567	*	Waters Corp	3,960
834,360	*	Watson Pharmaceuticals, Inc	46,733
149,622	*	Weatherford International Ltd	3,381
33,800	*	WellCare Health Plans, Inc	1,418
409,626		WellPoint, Inc	28,588

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,691,400		Wells Fargo & Co	$117,018
25,000		Westar Energy, Inc	661
134,282	*	Western Digital Corp	5,007
485,304		Western Union Co	10,080
42,400		Westlake Chemical Corp	2,383
177,318		Westway Group, Inc	789
21,932		Weyerhaeuser Co	540
53,726		Whirlpool Corp	4,586
503		White Mountains Insurance Group Ltd	183
130,266		Whole Foods Market, Inc	8,585
306,008		Williams Cos, Inc	9,541
145,300		Williams-Sonoma, Inc	5,885
22,560	e	Willis Group Holdings plc	911
26,443	e	Windstream Corp	340
89,172		Wisconsin Energy Corp	2,720
219,625	*	WMS Industries, Inc	7,764
161,686	*	WR Grace & Co	6,191
3,002		Wynn Resorts Ltd	382
506,358		Xcel Energy, Inc	12,097
1,051,519		Xerox Corp	11,199
50,971		Xilinx, Inc	1,672
481,307		XL Capital Ltd	11,840
1,077,874	*	Yahoo!, Inc	17,947
202,291		Yum! Brands, Inc	10,394
53,451	*	Zimmer Holdings, Inc	3,235
34,636		Zions Bancorporation	799

		TOTAL UNITED STATES	7,366,781

		TOTAL COMMON STOCKS	15,141,894

		(Cost $12,882,719)

CONVERTIBLE PREFERRED STOCK - 0.0%

UNITED STATES - 0.0%
530,757	*,b	Motors Liquidation Co	3,821

		TOTAL UNITED STATES	3,821

		TOTAL CONVERTIBLE PREFERRED STOCK	3,821

		(Cost $4,777)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^

		TOTAL AUSTRALIA	0	^

DENMARK - 0.0%
2		Danske Bank AS	0	^

		TOTAL DENMARK	0	^

GERMANY - 0.0%
10,166		Porsche Automobil Holding SE	88

		TOTAL GERMANY	88

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

ITALY - 0.0%
75,887	e	Unione di Banche Italiane SCPA			$0	^

		TOTAL ITALY			0	^

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13			24

		TOTAL MALAYSIA			24

UNITED STATES - 9.0%
759		American International Group, Inc			8

		TOTAL UNITED STATES			8

		TOTAL RIGHTS / WARRANTS			120

		(Cost $129)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.8%
GOVERNMENT AGENCY DEBT - 0.2%
		Federal Home Loan Bank (FHLB)
$22,735,000		FHLB	0.018%	04/15/11	22,734
		Federal Home Loan Mortgage Corp (FHLMC)
2,500,000		FHLMC	0.200	04/12/11	2,500

		TOTAL GOVERNMENT AGENCY DEBT			25,234

TREASURY DEBT - 0.3%
50,000,000		United States Treasury Bill	0.085	07/14/11	49,986

		TOTAL TREASURY DEBT			49,986

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.3%
REPURCHASE AGREEMENTS - 8.2%
63,000,000	o	Barclay Capital	0.050-0.120	04/01/11	63,000
150,000,000	p	BNP	0.100	04/01/11	150,000
150,000,000	q	Calyon	0.130	04/01/11	150,000
150,000,000	r	CSFB	0.120	04/01/11	150,000
170,000,000	s	Deutsche Bank	0.080	04/01/11	170,000
149,000,000	t	HSBC	0.120	04/01/11	149,000
461,000	u	Merrill Lynch	0.180	04/01/11	461
50,000,000	v	MF GLOBAL, Inc	0.140	04/01/11	50,000
120,000,000	w	Nomura Securities	0.140	04/01/11	120,000
118,000,000	x	Societe General	0.100	04/01/11	118,000
150,000,000	y	UBS Warburg	0.120	04/01/11	150,000

		TOTAL REPURCHASE AGREEMENTS			1,270,461

VARIABLE RATE SECURITY - 1.1%
11,000,000		American Express Credit Account Master	0.056	10/15/12	11,030
5,000,000		Bank One Issuance Trust	0.590	07/15/11	5,000
8,000,000		Capital One Multi-Asset Execution Trust	0.630	08/15/11	8,001
9,000,000		Chase Issuance Trust 2007	0.620	06/15/12	8,986
20,000,000		Citibank Credit Card Issuance Trust	0.600	08/20/12	20,043

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER			VALUE (000)

$3,868,135	GE Equipment Midticket LLC	0.560	11/14/11	3,866
20,000,000	General Electric Cap Corp	0.660	09/28/11	20,039
3,000,000	General Electric Cap Corp	0.770	11/21/11	3,005
3,659,626	Granite Master Issuer plc 2006	0.610	12/20/50	3,462
3,136,822	Granite Master Issuer plc 2007	0.520	12/20/50	2,967
1,695,169	Medallion Trust Series 2005	0.490	08/22/36	1,648
8,872,300	Nelnet Student Loan Trust 2006	0.480	11/23/18	8,854
3,210,761	Nelnet Student Loan Trust 2007	0.560	09/25/18	3,199
25,000,000	Permanent Master Issuer plc	0.770	10/15/33	24,787
3,512,630	Puma Global Mortgage Backed Trust	0.510	02/21/38	3,316
3,105,004	SLM Student Loan Trust 2006	0.480	01/15/19	3,104
30,000,000	SLM Student Loan Trust 2007	0.650	10/25/16	28,961
8,000,000	SLM Student Loan Trust 2008	0.500	01/25/19	8,020
2,777,651	Wachovia Student Loan Trust 2005	0.490	04/25/17	2,777

	TOTAL VARIABLE RATE SECURITY			171,065

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			1,441,526

	TOTAL SHORT-TERM INVESTMENTS			1,516,746

	(Cost $1,518,089)
	TOTAL INVESTMENTS - 108.6%			16,737,660
	(Cost $14,497,116)
	OTHER ASSETS & LIABILITIES, NET - (8.6)%			(1,320,723)

	NET ASSETS - 100.0%			$15,416,937

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
GDR	Global Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
f	Restricted security. At March 31, 2011, the value of these securities amounted to $13,461,000 or 0.1% of net assets.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At 3/31/2011, the value of these securities amounted to $3,025,000 or 0.0% of net assets.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Agreement with Barclay's Capital, 0.12% - 0.14% dated 3/31/11 to be repurchased at $63,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $64,260,000.
p	Agreement with BNP, 0.10% dated 03/31/11 to be repurchased at $150,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $153,000,000.
q	Agreement with Calyon, 0.13% dated 03/31/11 to be repurchased at $150,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $153,000,000.
r	Agreement with CSFB, 0.12% dated 03/31/11 to be repurchased at $150,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $153,004,000.
s	Agreement with Deutsche Bank, 0.08% dated 03/31/11 to be repurchased at $170,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $173,400,000.
t	Agreement with HSBC, 0.12% dated 03/31/11 to be repurchased at $149,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $151,985,000.
u	Agreement with Merrill Lynch, 0.18% dated 03/31/11 to be repurchased at $461,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $470,000.
v	Agreement with MF GLOBAL, 0.05% dated 03/31/11 to be repurchased at $50,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $51,000,000.
w	Agreement with Nomura Securities, 0.14% dated 03/31/11 to be repurchased at $120,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $122,400,000.
x	Agreement with Societe Generale, 0.10% dated 03/31/11 to be repurchased at $118,000,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $120,360,000.
y	Agreement with UBS Warburg, 0.12% dated 03/31/11 to be repurchased at $150,001,000 on 04/01/11, collateralized by U.S. Treasury Securities valued at $153,000,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
March 31, 2011

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$3,059,919	19.9%
INFORMATION TECHNOLOGY	1,952,311	12.7
CONSUMER DISCRETIONARY	1,878,292	12.2
INDUSTRIALS	1,852,003	12.0
ENERGY	1,654,506	10.7
HEALTH CARE	1,495,160	9.7
MATERIALS	1,326,462	8.6
CONSUMER STAPLES	1,164,004	7.6
TELECOMMUNICATION SERVICES	453,927	2.9
UTILITIES	384,331	2.5
SHORT - TERM INVESTMENTS	1,516,745	9.8
OTHER ASSETS & LIABILITIES, NET	(1,320,723)	(8.6)

NET ASSETS	$15,416,937	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 2.4%
255,520		Autoliv, Inc	$18,967
282,062	*	BorgWarner, Inc	22,478
8,600	*	Federal Mogul Corp (Class A)	214
6,588,633	*	Ford Motor Co	98,237
96,384	*	General Motors Co	2,991
148,780		Gentex Corp	4,501
258,827	*	Goodyear Tire & Rubber Co	3,877
252,903		Harley-Davidson, Inc	10,746
29,900		Hyundai Mobis	8,915
3,051,061		Johnson Controls, Inc	126,832
294,420		Lear Corp (New)	14,388
12,900	*	Tesla Motors, Inc	357
35,974		Thor Industries, Inc	1,200
431,173	*	TRW Automotive Holdings Corp	23,749

		TOTAL AUTOMOBILES & COMPONENTS	337,452

BANKS - 0.1%
16,501		Bank of Hawaii Corp	789
3,212		Capitol Federal Financial	36
42,487		Hudson City Bancorp, Inc	411
117,074		SunTrust Banks, Inc	3,376
417,800		US Bancorp	11,043

		TOTAL BANKS	15,655

CAPITAL GOODS - 10.7%
760,314		3M Co	71,090
33,616	*	Aecom Technology Corp	932
32,686		Alliant Techsystems, Inc	2,310
170,226		Ametek, Inc	7,468
2,269		Armstrong World Industries, Inc	105
98,416	*	Babcock & Wilcox Co	3,285
1,156,224		Boeing Co	85,480
79,587		Bucyrus International, Inc (Class A)	7,278
5,375		Carlisle Cos, Inc	239
1,232,697		Caterpillar, Inc	137,262
		Changsha Zoomlion Heavy Industry Science and Technology
2,841,400	*	Development Co Ltd	7,284
287,033		Chicago Bridge & Iron Co NV	11,671
298,000	*	CNH Global NV	14,468
180,048		Cooper Industries plc	11,685
953,270		Cummins, Inc	104,498
658,712		Danaher Corp	34,187

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

783,091		Deere & Co	$75,875
82,272		Donaldson Co, Inc	5,042
260,125		Dover Corp	17,101
189,212		Eaton Corp	10,490
2,099,193		Emerson Electric Co	122,655
142,334		Fastenal Co	9,227
51,215		Flowserve Corp	6,596
11,862		Fluor Corp	874
138,151		Gardner Denver, Inc	10,780
15,559		GATX Corp	602
19,203	*	General Cable Corp	831
168,336		General Dynamics Corp	12,888
2,640,222		General Electric Co	52,936
164,257		Goodrich Corp	14,049
65,117		Graco, Inc	2,962
7,215		Harsco Corp	255
1,420,977		Honeywell International, Inc	84,847
25,908		Hubbell, Inc (Class B)	1,840
72,036		IDEX Corp	3,144
469,827		Illinois Tool Works, Inc	25,239
538,359	*	Jacobs Engineering Group, Inc	27,688
375,491		Joy Global, Inc	37,102
430,318		KBR, Inc	16,253
142,751		Kennametal, Inc	5,567
50,458		Lennox International, Inc	2,653
45,745		Lincoln Electric Holdings, Inc	3,473
242,657		Lockheed Martin Corp	19,510
141,085		Manitowoc Co, Inc	3,087
118,054		Masco Corp	1,643
46,405		MSC Industrial Direct Co (Class A)	3,177
75,828	*	Navistar International Corp	5,257
94,461	*	Oshkosh Truck Corp	3,342
67,952	*	Owens Corning, Inc	2,446
389,114		Paccar, Inc	20,370
125,680		Pall Corp	7,240
650,146		Parker Hannifin Corp	61,556
55,054		Pentair, Inc	2,080
720,443		Precision Castparts Corp	106,034
34,627		Regal-Beloit Corp	2,557
153,182		Rockwell Automation, Inc	14,499
88,954		Rockwell Collins, Inc	5,767
521,624		Roper Industries, Inc	45,100
52,223	*	Shaw Group, Inc	1,849
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	441
10,449		SPX Corp	830
151,289		Textron, Inc	4,144
9,816	*	Thomas & Betts Corp	584
369,927		Timken Co	19,347
109,796		Toro Co	7,271
51,050		TransDigm Group, Inc	4,280
397,033		Tyco International Ltd	17,775
1,209,782		United Technologies Corp	102,408

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

21,991	*	USG Corp	$366
23,525		Valmont Industries, Inc	2,455
62,519		W.W. Grainger, Inc	8,608
150,508	*	WABCO Holdings, Inc	9,277
15,597	*	WESCO International, Inc	975
8,357		Westinghouse Air Brake Technologies Corp	567

		TOTAL CAPITAL GOODS	1,535,053

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
6,855		Avery Dennison Corp	288
71,125	*	Copart, Inc	3,082
14,997	*	Corrections Corp of America	366
8,000		Covanta Holding Corp	137
55,829		Dun & Bradstreet Corp	4,480
40,750	*	FTI Consulting, Inc	1,562
51,885	*	IHS, Inc (Class A)	4,605
194,804		Iron Mountain, Inc	6,084
4,208	*	KAR Auction Services, Inc	65
25,000	*	NIELSEN HOLDINGS B.V.	683
155,200		Pitney Bowes, Inc	3,987
11,827		R.R. Donnelley & Sons Co	224
104,347		Republic Services, Inc	3,135
162,755		Robert Half International, Inc	4,980
180,356	*	Stericycle, Inc	15,991
6,493		Towers Watson & Co	360
111,033	*	Verisk Analytics, Inc	3,637
444,014		Waste Connections, Inc	12,782

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	66,448

CONSUMER DURABLES & APPAREL - 1.9%
1,617,789		Burberry Group plc	30,471
325,218		Coach, Inc	16,924
19,043		Fortune Brands, Inc	1,179
56,530	*	Fossil, Inc	5,294
7,368		Garmin Ltd	249
101,939	*	Hanesbrands, Inc	2,756
35,558		Harman International Industries, Inc	1,665
406,653		Hasbro, Inc	19,048
767,880		Jarden Corp	27,314
94,744		Leggett & Platt, Inc	2,321
256,519		LVMH Moet Hennessy Louis Vuitton S.A.	40,617
225,487		Mattel, Inc	5,621
7,191	*	Mohawk Industries, Inc	440
1,021,280		Newell Rubbermaid, Inc	19,537
383,681		Nike, Inc (Class B)	29,045
6,223	*	NVR, Inc	4,705
1,037,200		PDG Realty S.A.	5,819
404,700		Phillips-Van Heusen Corp	26,318
59,900		Polo Ralph Lauren Corp (Class A)	7,407
77,770	*	Tempur-Pedic International, Inc	3,940
243,280		Tupperware Corp	14,526
34,247		Whirlpool Corp	2,923

		TOTAL CONSUMER DURABLES & APPAREL	268,119

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 3.3%
130,369	*	Apollo Group, Inc (Class A)	$5,437
59,258	*	Bally Technologies, Inc	2,243
440,416		Brinker International, Inc	11,143
72,162	*	Career Education Corp	1,640
174,021		Carnival Corp	6,675
59,708	*	Chipotle Mexican Grill, Inc (Class A)	16,263
2,133		Choice Hotels International, Inc	83
738,915		Darden Restaurants, Inc	36,303
69,496		DeVry, Inc	3,827
16,100	*	Education Management Corp	337
135,354		H&R Block, Inc	2,266
62,083		Hillenbrand, Inc	1,335
318,598		International Game Technology	5,171
11,178		International Speedway Corp (Class A)	333
34,026	*	ITT Educational Services, Inc	2,455
645,941	*	Las Vegas Sands Corp	27,272
289,111		Marriott International, Inc (Class A)	10,287
1,147,123		McDonald’s Corp	87,284
48,684	*	MGM Mirage	640
778,272	*	Orient-Express Hotels Ltd (Class A)	9,627
32,495	*	Panera Bread Co (Class A)	4,127
216,190	*	Royal Caribbean Cruises Ltd	8,920
9,171,700	*	Sands China Ltd	20,437
101,048		Sotheby’s (Class A)	5,315
2,483,107		Starbucks Corp	91,750
484,284		Starwood Hotels & Resorts Worldwide, Inc	28,147
14,779		Strayer Education, Inc	1,929
32,653		Weight Watchers International, Inc	2,289
134,548		Wendy’s/Arby’s Group, Inc (Class A)	677
58,906	*	WMS Industries, Inc	2,082
328,700		Wyndham Worldwide Corp	10,456
285,965		Wynn Resorts Ltd	36,389
498,353		Yum! Brands, Inc	25,605

		TOTAL CONSUMER SERVICES	468,744

DIVERSIFIED FINANCIALS - 3.9%
54,499	*	Affiliated Managers Group, Inc	5,961
1,117,700		American Express Co	50,520
310,965		Ameriprise Financial, Inc	18,994
254,102		BlackRock, Inc	51,076
1,186,304		Blackstone Group LP	21,211
5,800		CBOE Holdings, Inc	168
2,266,057		Charles Schwab Corp	40,857
33,663		CME Group, Inc	10,151
125,825		Eaton Vance Corp	4,057
68,560		Federated Investors, Inc (Class B)	1,834
159,725		Franklin Resources, Inc	19,978
3,900	*	Green Dot Corp	167
31,669		Greenhill & Co, Inc	2,084

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

11,302		Interactive Brokers Group, Inc (Class A)	$180
79,462	*	IntercontinentalExchange, Inc	9,817
141,539		Invesco Ltd	3,618
2,670,750		iShares Russell 1000 Growth Index Fund	161,499
754,851		Janus Capital Group, Inc	9,413
959,982		JPMorgan Chase & Co	44,254
457,976		Lazard Ltd (Class A)	19,043
3,900	*	LPL Investment Holdings, Inc	140
572,172		Moody’s Corp	19,402
511,945		Morgan Stanley	13,986
118,269	*	MSCI, Inc (Class A)	4,355
470,265	*	Nasdaq Stock Market, Inc	12,152
103,683		Northern Trust Corp	5,262
60,484		NYSE Euronext	2,127
160,749		SEI Investments Co	3,839
276,823		T Rowe Price Group, Inc	18,387
248,759		TD Ameritrade Holding Corp	5,192
297,041		Waddell & Reed Financial, Inc (Class A)	12,063

		TOTAL DIVERSIFIED FINANCIALS	571,787

ENERGY - 11.4%
17,259	*	Alpha Natural Resources, Inc	1,025
635,197		Anadarko Petroleum Corp	52,035
259,967		Apache Corp	34,035
123,536		Arch Coal, Inc	4,452
12,230	*	Atwood Oceanics, Inc	568
126,304		Baker Hughes, Inc	9,275
148,679	*	Cameron International Corp	8,490
849,606		Cenovus Energy, Inc	33,457
112,757		Chevron Corp	12,113
88,831		Cimarex Energy Co	10,237
996,408	*	Concho Resources, Inc	106,916
746,962		ConocoPhillips	59,652
111,433		Consol Energy, Inc	5,976
29,942	*	Continental Resources, Inc	2,140
46,778		Core Laboratories NV	4,779
1,176,590		Crescent Point Energy Corp	57,100
1,062,209	*	Denbury Resources, Inc	25,918
24,038		Diamond Offshore Drilling, Inc	1,868
79,549	*	Dresser-Rand Group, Inc	4,265
137,556		El Paso Corp	2,476
285,900		EOG Resources, Inc	33,882
148,913		Equitable Resources, Inc	7,431
152,305		EXCO Resources, Inc	3,147
5,216	*	Exterran Holdings, Inc	124
5,985,224	d	Exxon Mobil Corp	503,538
129,770	*	FMC Technologies, Inc	12,261
77,791	*	Forest Oil Corp	2,943
44,446		Frontline Ltd	1,101
1,189,826		Halliburton Co	59,301
32,429		Holly Corp	1,970
203,629		Marathon Oil Corp	10,855

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

196,833	*	McDermott International, Inc	$4,998
23,894		Murphy Oil Corp	1,754
122,266	*	Nabors Industries Ltd	3,714
937,882		National Oilwell Varco, Inc	74,345
720,598		Occidental Petroleum Corp	75,295
3,700	*	Oil States International, Inc	282
232,009	*	PetroHawk Energy Corp	5,694
1,057,322		Petroleo Brasileiro S.A. (ADR)	42,748
75,079	*	Pride International, Inc	3,225
7,745	*	Quicksilver Resources, Inc	111
171,319		Range Resources Corp	10,015
15,777	*	Rowan Cos, Inc	697
214,100	*	SandRidge Energy, Inc	2,740
2,555,522		Schlumberger Ltd	238,327
368,973	*	Southwestern Energy Co	15,855
45,920		St. Mary Land & Exploration Co	3,407
880,854		Suncor Energy, Inc (NY)	39,497
5,800	*	Superior Energy Services	238
432,500		Tullow Oil plc	10,036
163,536	*	Ultra Petroleum Corp	8,054
320,595	*	Weatherford International Ltd	7,245
7,718	*	Whiting Petroleum Corp	567
258,769		Williams Cos, Inc	8,068

		TOTAL ENERGY	1,630,242

FOOD & STAPLES RETAILING - 1.5%
4,731	*	BJ’s Wholesale Club, Inc	231
1,095,125		Costco Wholesale Corp	80,296
162,240		CVS Corp	5,568
39,482		Kroger Co	946
630,774		Sysco Corp	17,472
905,181		Walgreen Co	36,334
1,251,783		Wal-Mart Stores, Inc	65,155
149,684		Whole Foods Market, Inc	9,864

		TOTAL FOOD & STAPLES RETAILING	215,866

FOOD, BEVERAGE & TOBACCO - 3.8%
2,265,253		Altria Group, Inc	58,965
83,228		Brown-Forman Corp (Class B)	5,684
118,478		Campbell Soup Co	3,923
2,252,784		Coca-Cola Co	149,473
221,331		Coca-Cola Enterprises, Inc	6,042
43,408		ConAgra Foods, Inc	1,031
320,808		Dr Pepper Snapple Group, Inc	11,921
30,667		Flowers Foods, Inc	835
418,526		General Mills, Inc	15,297
117,573	*	Green Mountain Coffee Roasters, Inc	7,596
139,373		H.J. Heinz Co	6,804
59,737	*	Hansen Natural Corp	3,598
95,765		Hershey Co	5,205
365,805		InBev NV	20,855
245,584		Kellogg Co	13,257

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

131,268		Lorillard, Inc	$12,472
70,966		McCormick & Co, Inc	3,394
30,094		Mead Johnson Nutrition Co	1,743
988,661		PepsiCo, Inc	63,680
2,149,254		Philip Morris International, Inc	141,055
473,274		Sara Lee Corp	8,363

		TOTAL FOOD, BEVERAGE & TOBACCO	541,193

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
297,500		Aetna, Inc	11,135
74,245		Alcon, Inc	12,288
123,757	*	Allscripts Healthcare Solutions, Inc	2,598
658,772		AmerisourceBergen Corp	26,061
92,496		Bard (C.R.), Inc	9,186
529,705		Baxter International, Inc	28,482
236,234		Becton Dickinson & Co	18,809
12,567	*	Brookdale Senior Living, Inc	352
373,519		Cardinal Health, Inc	15,363
41,260	*	CareFusion Corp	1,164
355,021	*	Cerner Corp	39,479
167,349		Cigna Corp	7,410
67,295	*	Community Health Systems, Inc	2,691
63,860		Cooper Cos, Inc	4,435
534,388	*	Covidien plc	27,756
105,815	*	DaVita, Inc	9,048
157,539		Dentsply International, Inc	5,827
525,135	*	Edwards Lifesciences Corp	45,687
21,500	*	Emdeon, Inc	346
31,463	*	Emergency Medical Services Corp (Class A)	2,001
1,028,926	*	Express Scripts, Inc	57,219
54,320	*	Gen-Probe, Inc	3,604
266,830	*	Health Management Associates, Inc (Class A)	2,908
97,440	*	Henry Schein, Inc	6,837
57,244		Hill-Rom Holdings, Inc	2,174
1,122,726	*	Hologic, Inc	24,925
62,116	*	Idexx Laboratories, Inc	4,797
280,717	*	Intuitive Surgical, Inc	93,608
26,409	*	Inverness Medical Innovations, Inc	1,034
5,979	*	Kinetic Concepts, Inc	325
110,856	*	Laboratory Corp of America Holdings	10,213
106,526		Lincare Holdings, Inc	3,160
119,010		McKesson Corp	9,408
432,111	*	Medco Health Solutions, Inc	24,267
902,947		Medtronic, Inc	35,531
36,513	*	Mettler-Toledo International, Inc	6,280
12,700		Omnicare, Inc	381
111,917		Patterson Cos, Inc	3,603
45,738	*	Pediatrix Medical Group, Inc	3,047
119,186		Quest Diagnostics, Inc	6,879
161,788	*	Resmed, Inc	4,854
351,194		St. Jude Medical, Inc	18,002
335,811		Stryker Corp	20,417

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

64,862	*	SXC Health Solutions Corp	$3,554
6,692		Teleflex, Inc	388
365,705	*	Tenet Healthcare Corp	2,725
61,627	*	Thoratec Corp	1,598
254,073		UnitedHealth Group, Inc	11,484
7,338		Universal Health Services, Inc (Class B)	363
190,496	*	Varian Medical Systems, Inc	12,885
93,257	*	VCA Antech, Inc	2,348

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	648,936

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
23,279		Alberto-Culver Co	868
456,712		Avon Products, Inc	12,349
75,576		Church & Dwight Co, Inc	5,996
137,726		Clorox Co	9,650
437,700		Colgate-Palmolive Co	35,349
687,393		Estee Lauder Cos (Class A)	66,237
145,336		Herbalife Ltd	11,825
349,566		Kimberly-Clark Corp	22,816
183,391		Procter & Gamble Co	11,297

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	176,387

INSURANCE - 1.1%
353,002		ACE Ltd	22,839
911,050		Aflac, Inc	48,086
63,347		AON Corp	3,355
3,298	*	Arch Capital Group Ltd	327
28,640		Arthur J. Gallagher & Co	871
387,888		Axis Capital Holdings Ltd	13,545
68,928		Brown & Brown, Inc	1,778
184,961		Endurance Specialty Holdings Ltd	9,030
23,031		Erie Indemnity Co (Class A)	1,638
98,291	*	Genworth Financial, Inc (Class A)	1,323
39,855		Hartford Financial Services Group, Inc	1,073
531,658		Marsh & McLennan Cos, Inc	15,849
872,700		Metlife, Inc	39,037
57,839		Travelers Cos, Inc	3,440
9,345		Validus Holdings Ltd	311

		TOTAL INSURANCE	162,502

MATERIALS - 5.8%
226,788		Air Products & Chemicals, Inc	20,452
89,649		Airgas, Inc	5,954
17,407		AK Steel Holding Corp	275
240,933		Albemarle Corp	14,401
159,902		Alcoa, Inc	2,822
105,869		Allegheny Technologies, Inc	7,169
267,509		Anglo American plc (London)	13,746
237,285		Ashland, Inc	13,706
41,292		Ball Corp	1,480
214,712		Barrick Gold Corp	11,146
47,292		Carpenter Technology Corp	2,020

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

169,083		Celanese Corp (Series A)	$7,502
201,290		CF Industries Holdings, Inc	27,534
447,663		Christian Hansen Holding	10,153
312,470		Cleveland-Cliffs, Inc	30,710
536,875		Companhia Vale do Rio Doce (ADR)	17,905
34,727		Compass Minerals International, Inc	3,248
348,271	*	Crown Holdings, Inc	13,436
1,167,546		Dow Chemical Co	44,074
332,591		Du Pont (E.I.) de Nemours & Co	18,283
47,103		Eagle Materials, Inc	1,425
218,354		Eastman Chemical Co	21,687
248,894		Ecolab, Inc	12,699
53,038		FMC Corp	4,505
2,211,919		Freeport-McMoRan Copper & Gold, Inc (Class B)	122,872
85,508		International Flavors & Fragrances, Inc	5,327
362,353		International Paper Co	10,936
83,000		Lanxess AG.	6,221
69,133		Lubrizol Corp	9,261
48,847		Martin Marietta Materials, Inc	4,380
2,038,729		Monsanto Co	147,318
168,248		Mosaic Co	13,250
140,231		Nalco Holding Co	3,830
506,909		Newmont Mining Corp	27,667
145,315		Nucor Corp	6,687
54,853	*	Owens-Illinois, Inc	1,656
142,913		PPG Industries, Inc	13,607
326,236		Praxair, Inc	33,146
8,600		Reliance Steel & Aluminum Co	497
8,933		Royal Gold, Inc	468
69,122		RPM International, Inc	1,640
102,212		Schnitzer Steel Industries, Inc (Class A)	6,645
49,318		Scotts Miracle-Gro Co (Class A)	2,853
61,534		Sherwin-Williams Co	5,168
119,583		Sigma-Aldrich Corp	7,610
181,779		Southern Copper Corp (NY)	7,320
21,144		Temple-Inland, Inc	495
85,905	*	Titanium Metals Corp	1,596
28,940		United States Steel Corp	1,561
10,738		Valspar Corp	420
582,160		Walter Energy, Inc	78,842
173,700	*	WR Grace & Co	6,651

		TOTAL MATERIALS	834,256

MEDIA - 2.4%
631,148		CBS Corp (Class B)	15,804
1,035,605	*	DIRECTV	48,466
222,925	*	Discovery Communications, Inc (Class A)	8,895
79,700	*	DreamWorks Animation SKG, Inc (Class A)	2,226
3,714,624		Interpublic Group of Cos, Inc	46,693
45,056		John Wiley & Sons, Inc (Class A)	2,291
12,926	*	Lamar Advertising Co (Class A)	477
20,944	*	Madison Square Garden, Inc	565

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

236,147		McGraw-Hill Cos, Inc	$9,304
16,481		Meredith Corp	559
21,551		Morningstar, Inc	1,258
1,154,112		News Corp (Class A)	20,266
437,818		Omnicom Group, Inc	21,479
20,191		Regal Entertainment Group (Class A)	273
96,209		Scripps Networks Interactive (Class A)	4,819
4,102,895	*	Sirius XM Radio, Inc	6,811
129,903		Thomson Corp	5,097
530,326		Time Warner, Inc	18,933
1,141,356		Viacom, Inc (Class B)	53,096
1,946,982		Walt Disney Co	83,896

		TOTAL MEDIA	351,208

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
1,889,769		Abbott Laboratories	92,692
494,234	*	Agilent Technologies, Inc	22,132
145,902	*	Alexion Pharmaceuticals, Inc	14,398
1,252,698		Allergan, Inc	88,967
151,149	*	Amylin Pharmaceuticals, Inc	1,719
111,294	*	BioMarin Pharmaceuticals, Inc	2,797
916,279	*	Celgene Corp	52,714
16,998	*	Charles River Laboratories International, Inc	652
70,407	*	Covance, Inc	3,853
269,150	*	Dendreon Corp	10,074
249,025		Eli Lilly & Co	8,758
266,528	*	Endo Pharmaceuticals Holdings, Inc	10,171
218,235	*	Genzyme Corp	16,619
2,074,701	*	Gilead Sciences, Inc	88,049
255,012	*	Hospira, Inc	14,077
501,697	*	Human Genome Sciences, Inc	13,772
130,864	*	Illumina, Inc	9,170
539,873		Johnson & Johnson	31,987
336,515	*	Life Technologies Corp	17,640
1,296,127	*	Mylan Laboratories, Inc	29,383
98,593	*	Myriad Genetics, Inc	1,987
212,344		Novo Nordisk AS (ADR)	26,592
56,467		PerkinElmer, Inc	1,483
196,947		Perrigo Co	15,661
114,862		Pharmaceutical Product Development, Inc	3,183
69,710	*	Regeneron Pharmaceuticals, Inc	3,133
55,600	*	Talecris Biotherapeutics Holdings Corp	1,490
39,780		Techne Corp	2,848
204,573		Teva Pharmaceutical Industries Ltd (ADR)	10,263
101,300	*	Thermo Electron Corp	5,627
51,186	*	United Therapeutics Corp	3,430
214,300	*	Vertex Pharmaceuticals, Inc	10,271
1,528,073		Warner Chilcott plc	35,574
99,849	*	Waters Corp	8,677
1,350,975	*	Watson Pharmaceuticals, Inc	75,668

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	735,511

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 0.7%
15,856		AMB Property Corp	$570
61,870		Apartment Investment & Management Co (Class A)	1,576
305,788	*	CB Richard Ellis Group, Inc (Class A)	8,164
88,417		Digital Realty Trust, Inc	5,141
13		Duke Realty Corp	0	^
19,084		Equity Residential	1,077
12,532		Essex Property Trust, Inc	1,554
39,436		Federal Realty Investment Trust	3,216
346,815		General Growth Properties, Inc	5,369
21,384	*	Howard Hughes Corp	1,511
44,894		Jones Lang LaSalle, Inc	4,478
72,067		Plum Creek Timber Co, Inc	3,143
31,478		Prologis	503
135,660		Public Storage, Inc	15,046
25,369		Rayonier, Inc	1,581
392,630		Simon Property Group, Inc	42,073
91,635	*	St. Joe Co	2,297
11,482		UDR, Inc	280
44,365		Ventas, Inc	2,409
15,483		Vornado Realty Trust	1,355

		TOTAL REAL ESTATE	101,343

RETAILING - 5.7%
43,886		Aaron’s, Inc	1,113
72,468		Abercrombie & Fitch Co (Class A)	4,254
240,348		Advance Auto Parts, Inc	15,772
99,779	*	Aeropostale, Inc	2,427
997,414	*	Amazon.com, Inc	179,664
55,345		American Eagle Outfitters, Inc	879
23,860	*	Autonation, Inc	844
75,190	*	Autozone, Inc	20,569
282,846	*	Bed Bath & Beyond, Inc	13,653
346,217		Best Buy Co, Inc	9,943
80,628	*	Big Lots, Inc	3,502
239,226	*	Carmax, Inc	7,679
186,541		Chico’s FAS, Inc	2,779
95,230	*	Dick’s Sporting Goods, Inc	3,807
73,827	*	Dollar General Corp	2,314
264,421	*	Dollar Tree, Inc	14,681
91,762		Expedia, Inc	2,079
137,208		Family Dollar Stores, Inc	7,042
403,412		Gap, Inc	9,141
64,746		Guess ?, Inc	2,548
1,805,273		Home Depot, Inc	66,904
82,239		JC Penney Co, Inc	2,953
230,031		Kohl’s Corp	12,201
2,079,200		Li & Fung Ltd	10,633
826,828		Limited Brands, Inc	27,186
150,516	*	LKQ Corp	3,627
1,171,782		Lowe’s Cos, Inc	30,970
838,229		Macy’s, Inc	20,335

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

228,845	*	NetFlix, Inc	$54,312
532,101		Nordstrom, Inc	23,881
10,942	*	Office Depot, Inc	51
147,306	*	O’Reilly Automotive, Inc	8,464
127,224		Petsmart, Inc	5,210
131,583	*	Priceline.com, Inc	66,639
380,552		Ross Stores, Inc	27,065
778,285		Staples, Inc	15,114
1,344,705		Target Corp	67,248
134,600		Tiffany & Co	8,270
810,828		TJX Companies, Inc	40,323
77,882		Tractor Supply Co	4,662
130,982	*	Urban Outfitters, Inc	3,907
427,196		Williams-Sonoma, Inc	17,301

		TOTAL RETAILING	821,946

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
247,643	*	Advanced Micro Devices, Inc	2,130
561,979		Altera Corp	24,738
649,546		Analog Devices, Inc	25,579
2,057,859		Applied Materials, Inc	32,144
75,078	*	Atheros Communications, Inc	3,352
432,757	*	Atmel Corp	5,898
422,057		Avago Technologies Ltd	13,126
1,739,668		Broadcom Corp (Class A)	68,508
393,168	*	Cree, Inc	18,149
176,115	*	Cypress Semiconductor Corp	3,413
59,364	*	First Solar, Inc	9,548
5,330,179		Intel Corp	107,509
45,054		Intersil Corp (Class A)	561
216,172		Kla-Tencor Corp	10,240
350,861	*	Lam Research Corp	19,880
238,956		Linear Technology Corp	8,036
944,338	*	Marvell Technology Group Ltd	14,684
679,404		Maxim Integrated Products, Inc	17,393
101,850	*	MEMC Electronic Materials, Inc	1,320
190,628		Microchip Technology, Inc	7,246
3,569,401	*	Micron Technology, Inc	40,905
232,409		National Semiconductor Corp	3,333
445,419	*	Novellus Systems, Inc	16,538
1,015,240	*	Nvidia Corp	18,741
1,449,180	*	ON Semiconductor Corp	14,303
12,500	*	PMC - Sierra, Inc	94
110,433	*	Rambus, Inc	2,187
49,308	*	Silicon Laboratories, Inc	2,131
189,840	*	Skyworks Solutions, Inc	6,155
40,943	*	Sunpower Corp (Class A)	702
921,229	*	Teradyne, Inc	16,407
875,915		Texas Instruments, Inc	30,272
80,741	*	Varian Semiconductor Equipment Associates, Inc	3,930
255,700	*	Veeco Instruments, Inc	13,000
276,258		Xilinx, Inc	9,061

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	571,213

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 14.0%
816,114		Accenture plc	$44,862
150,899		Activision Blizzard, Inc	1,655
565,597	*	Adobe Systems, Inc	18,755
1,319,252	*	Akamai Technologies, Inc	50,131
212,855	*	Alliance Data Systems Corp	18,282
417,752	*	Amadeus IT Holding S.A.	7,974
418,884	*	Amdocs Ltd	12,085
95,303	*	Ansys, Inc	5,164
1,326,655	*	Autodesk, Inc	58,519
536,477		Automatic Data Processing, Inc	27,527
596,175	*	Baidu, Inc (ADR)	82,158
194,972	*	BMC Software, Inc	9,698
11,100	*	Booz Allen Hamilton Holding Co	200
123,127		Broadridge Financial Solutions, Inc	2,794
337,821		CA, Inc	8,169
282,255	*	Cadence Design Systems, Inc	2,752
198,259	*	Citrix Systems, Inc	14,564
319,538	*	Cognizant Technology Solutions Corp (Class A)	26,010
136,920	*	Compuware Corp	1,581
103,699		DST Systems, Inc	5,477
467,836	*	eBay, Inc	14,522
336,741	*	Electronic Arts, Inc	6,577
47,975	*	Equinix, Inc	4,371
50,101		Factset Research Systems, Inc	5,247
109,435	*	Fiserv, Inc	6,864
8,000	*	FleetCor Technologies, Inc	261
78,446	*	Gartner, Inc	3,269
69,004	*	Genpact Ltd	999
89,560		Global Payments, Inc	4,381
640,422	*	Google, Inc (Class A)	375,421
277,616	*	IAC/InterActiveCorp	8,576
98,695	*	Informatica Corp	5,155
1,887,605		International Business Machines Corp	307,812
2,329,373	*	Intuit, Inc	123,690
105,264		Lender Processing Services, Inc	3,388
104,332		Mastercard, Inc (Class A)	26,262
85,624	*	Micros Systems, Inc	4,232
8,454,197		Microsoft Corp	214,398
65,156	*	Monster Worldwide, Inc	1,036
78,954	*	NeuStar, Inc (Class A)	2,020
58,400		Nintendo Co Ltd	15,880
1,329,407	*	Nuance Communications, Inc	26,003
5,241,434		Oracle Corp	174,907
344,186		Paychex, Inc	10,794
1,696,768	*	Red Hat, Inc	77,016
109,406	*	Rovi Corp	5,870
324,477	*	SAIC, Inc	5,490
121,929	*	Salesforce.com, Inc	16,287
72,734		Solera Holdings, Inc	3,717

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

921,783	*	Symantec Corp	$17,090
9,848	*	Synopsys, Inc	272
178,553	*	Teradata Corp	9,053
186,072		VeriSign, Inc	6,738
1,022,488		Visa, Inc (Class A)	75,276
47,001	*	VistaPrint Ltd	2,439
113,304	*	VMware, Inc (Class A)	9,239
63,100	*	WebMD Health Corp (Class A)	3,371
716,472		Western Union Co	14,881
592,595	*	Yahoo!, Inc	9,867

		TOTAL SOFTWARE & SERVICES	2,001,028

TECHNOLOGY HARDWARE & EQUIPMENT - 12.1%
93,956	*	Acme Packet, Inc	6,667
185,061		Amphenol Corp (Class A)	10,065
1,927,193	*	Apple, Inc	671,531
132,804	*	Arrow Electronics, Inc	5,562
199,157		AVX Corp	2,969
99,536	*	Ciena Corp	2,584
7,896,064		Cisco Systems, Inc	135,417
1,140,360		Corning, Inc	23,527
2,564,671	*	Dell, Inc	37,213
15,278		Diebold, Inc	542
57,169	*	Dolby Laboratories, Inc (Class A)	2,813
4,337,886	*	EMC Corp	115,171
85,472	*	F5 Networks, Inc	8,767
155,000	*	Finisar Corp	3,813
163,569		Flir Systems, Inc	5,661
392,135		Harris Corp	19,450
3,324,611		Hewlett-Packard Co	136,209
10,457	*	Ingram Micro, Inc (Class A)	220
40,525	*	Itron, Inc	2,287
136,797		Jabil Circuit, Inc	2,795
800,261	*	JDS Uniphase Corp	16,677
3,025,986	*	Juniper Networks, Inc	127,333
93,054		National Instruments Corp	3,049
482,436	*	NCR Corp	9,089
806,755	*	NetApp, Inc	38,869
1,259,771	*	Polycom, Inc	65,319
369,901	*	QLogic Corp	6,862
4,034,213		Qualcomm, Inc	221,197
693,351	*	SanDisk Corp	31,957
348,830	*	Seagate Technology, Inc	5,023
129,414	*	Trimble Navigation Ltd	6,541
301,806	*	Western Digital Corp	11,254
379,339		Xerox Corp	4,040
158,131	*	Zebra Technologies Corp (Class A)	6,205

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,746,678

TELECOMMUNICATION SERVICES - 0.5%
430,149	*	American Tower Corp (Class A)	22,289
121,210	*	Clearwire Corp (Class A)	678

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

310,428	*	Crown Castle International Corp	$13,209
374,510		Frontier Communications Corp	3,078
663,187	*	Level 3 Communications, Inc	975
441,191	*	MetroPCS Communications, Inc	7,165
141,749	*	NII Holdings, Inc (Class B)	5,907
124,826	*	SBA Communications Corp (Class A)	4,953
164,062	*	tw telecom inc (Class A)	3,150
213,801		Windstream Corp	2,752

		TOTAL TELECOMMUNICATION SERVICES	64,156

TRANSPORTATION - 2.0%
115,841	*	AMR Corp	748
176,961		CH Robinson Worldwide, Inc	13,118
4,550		Con-Way, Inc	179
21,025		Copa Holdings S.A. (Class A)	1,110
222,418		CSX Corp	17,482
884,674	*	Delta Air Lines, Inc	8,670
227,186		Expeditors International Washington, Inc	11,391
215,658		FedEx Corp	20,175
177,850	*	Hertz Global Holdings, Inc	2,780
95,257		J.B. Hunt Transport Services, Inc	4,327
63,559	*	Kansas City Southern Industries, Inc	3,461
4,225	*	Kirby Corp	242
54,882		Landstar System, Inc	2,507
127,060		Ryder System, Inc	6,429
106,277		Southwest Airlines Co	1,342
862,548	*	Swift Transportation Co, Inc	12,679
703,086	*	UAL Corp	16,164
323,581		Union Pacific Corp	31,817
1,711,995		United Parcel Service, Inc (Class B)	127,236
90,829		UTI Worldwide, Inc	1,838

		TOTAL TRANSPORTATION	283,695

UTILITIES - 0.1%
174,421	*	Calpine Corp	2,768
47,308		ITC Holdings Corp	3,307
10,707		Ormat Technologies, Inc	271
316,589		Public Service Enterprise Group, Inc	9,976

		TOTAL UTILITIES	16,322

		TOTAL COMMON STOCKS	14,165,740

		(Cost $11,221,061)

RIGHTS / WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,995		Celgene Corp	7

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7

		TOTAL RIGHTS / WARRANTS	7

		(Cost $16)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
$ 23,625,000	FHLB	0.130%	04/15/11	$23,624

	TOTAL GOVERNMENT AGENCY DEBT			23,624

TREASURY DEBT - 0.7%
100,000,000	United States Treasury Bill	0.085	07/14/11	99,971

	TOTAL TREASURY DEBT			99,971

	TOTAL SHORT-TERM INVESTMENTS			123,595

	(Cost $123,599)
	TOTAL INVESTMENTS - 99.5%			14,289,342
	(Cost $11,344,676)
	OTHER ASSETS & LIABILITIES, NET - 0.5%			64,931

	NET ASSETS - 100.0%			$14,354,273

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$13,480,360	94.3%

TOTAL DOMESTIC	13,480,360	94.3

FOREIGN

BELGIUM	20,855	0.1
BERMUDA	2,751	0.0
BRAZIL	66,471	0.5
CANADA	146,298	1.0
CHINA	89,443	0.6
DENMARK	36,745	0.3
FRANCE	40,617	0.3
GERMANY	6,221	0.0
GUERNSEY, C.I.	12,085	0.1
HONG KONG	10,633	0.1
IRELAND	44,862	0.3
ISRAEL	10,263	0.1
JAPAN	15,879	0.1
KOREA, REPUBLIC OF	8,915	0.1
MACAU	20,437	0.1
MEXICO	7,320	0.1
NETHERLANDS	31,601	0.2
NORWAY	1,100	0.0
PANAMA	1,110	0.0
SINGAPORE	13,126	0.1
SPAIN	7,974	0.1
SWEDEN	18,967	0.1
SWITZERLAND	141,056	1.0
UNITED KINGDOM	54,253	0.4

TOTAL FOREIGN	808,982	5.7

TOTAL PORTFOLIO	$14,289,342	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.9%
47,981	*	American Axle & Manufacturing Holdings, Inc	$604
15,097	*	Amerigon, Inc (Class A)	231
65,947		Autoliv, Inc	4,895
89,459	*	BorgWarner, Inc	7,129
45,804		Cooper Tire & Rubber Co	1,179
108,188	*	Dana Holding Corp	1,881
7,682	*	Dorman Products, Inc	323
16,941		Drew Industries, Inc	378
58,919	*	Exide Technologies	659
13,635	*	Federal Mogul Corp (Class A)	340
2,828,880	*	Ford Motor Co	42,178
14,261	*	Fuel Systems Solutions, Inc	430
105,796		Gentex Corp	3,200
187,626	*	Goodyear Tire & Rubber Co	2,811
181,591		Harley-Davidson, Inc	7,716
517,588		Johnson Controls, Inc	21,516
77,404		Lear Corp (New)	3,783
36,302	*	Modine Manufacturing Co	586
30,024		Spartan Motors, Inc	206
11,969		Standard Motor Products, Inc	166
10,374	*	Stoneridge, Inc	152
22,715		Superior Industries International, Inc	582
46,120	*	Tenneco, Inc	1,958
11,700	*	Tesla Motors, Inc	324
25,787		Thor Industries, Inc	861
5,700	*	Tower International, Inc	97
60,301	*	TRW Automotive Holdings Corp	3,321
24,826	*	Winnebago Industries, Inc	332

		TOTAL AUTOMOBILES & COMPONENTS	107,838

BANKS - 3.2%
11,459		1st Source Corp	230
17,104	*	1st United Bancorp, Inc	120
17,560		Abington Bancorp, Inc	215
3,251		Alliance Financial Corp	108
4,510		American National Bankshares, Inc	102
18,171		Ameris Bancorp	185
4,648		Ames National Corp	89
6,722		Arrow Financial Corp	166
135,185		Associated Banc-Corp	2,007
66,701		Astoria Financial Corp	958
5,016		Bancfirst Corp	214

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	$375
2,914		Bancorp Rhode Island, Inc	90
64,583		Bancorpsouth, Inc	998
41,404		Bank Mutual Corp	175
37,626		Bank of Hawaii Corp	1,799
3,864		Bank of Marin Bancorp	144
11,413		Bank of the Ozarks, Inc	499
17,629		BankFinancial Corp	162
533,629		BB&T Corp	14,647
23,421	*	Beneficial Mutual Bancorp, Inc	202
10,481		Berkshire Hills Bancorp, Inc	219
5,599	*	BofI Holding, Inc	87
21,305		BOK Financial Corp	1,101
59,217		Boston Private Financial Holdings, Inc	419
4,741		Bridge Bancorp, Inc	106
48,082		Brookline Bancorp, Inc	506
4,771		Bryn Mawr Bank Corp	98
5,527		Camden National Corp	189
9,158		Capital City Bank Group, Inc	116
246,176		CapitalSource, Inc	1,733
36,862		Capitol Federal Financial	415
18,053		Cardinal Financial Corp	210
61,647		Cathay General Bancorp	1,051
27,645	*	Center Financial	203
16,756		Centerstate Banks of Florida, Inc	117
2,883		Century Bancorp, Inc	77
18,856		Chemical Financial Corp	376
155,356	*	CIT Group, Inc	6,610
6,398		Citizens & Northern Corp	108
306,766	*	Citizens Republic Bancorp, Inc	273
12,921		City Holding Co	457
35,113		City National Corp	2,003
10,007		Clifton Savings Bancorp, Inc	119
6,672		CNB Financial Corp	97
21,290		CoBiz, Inc	148
31,348		Columbia Banking System, Inc	601
136,608		Comerica, Inc	5,016
60,171		Commerce Bancshares, Inc	2,433
24,981		Community Bank System, Inc	606
11,562		Community Trust Bancorp, Inc	320
40,733		Cullen/Frost Bankers, Inc	2,404
67,239		CVB Financial Corp	626
17,535		Danvers Bancorp, Inc	376
19,824		Dime Community Bancshares	293
24,100	*	Doral Financial Corp	27
12,747	*	Eagle Bancorp, Inc	179
116,790		East West Bancorp, Inc	2,565
6,100	*	Encore Bancshares, Inc	74
11,656		Enterprise Financial Services Corp	164
6,988		ESB Financial Corp	103
12,436		ESSA Bancorp, Inc	164
7,387		Federal Agricultural Mortgage Corp (Class C)	141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

706,423		Fifth Third Bancorp	$9,805
7,979		Financial Institutions, Inc	140
9,860		First Bancorp (NC)	131
21,060	*	First Bancorp (Puerto Rico)	105
6,485		First Bancorp, Inc	99
40,118		First Busey Corp	204
4,158		First Citizens Bancshares, Inc (Class A)	834
84,375		First Commonwealth Financial Corp	578
12,139		First Community Bancshares, Inc	172
44,691		First Financial Bancorp	746
17,880		First Financial Bankshares, Inc	918
8,954		First Financial Corp	298
12,966		First Financial Holdings, Inc	147
202,896		First Horizon National Corp	2,274
9,546		First Interstate Bancsystem, Inc	130
19,481		First Merchants Corp	161
57,533		First Midwest Bancorp, Inc	678
161,278		First Niagara Financial Group, Inc	2,190
4,191		First of Long Island Corp	116
5,157		First South Bancorp, Inc	26
83,246		FirstMerit Corp	1,420
35,463	*	Flagstar Bancorp, Inc	53
19,779		Flushing Financial Corp	295
87,796		FNB Corp	925
4,602		Fox Chase Bancorp, Inc	64
152,821		Fulton Financial Corp	1,698
8,476		German American Bancorp, Inc	146
56,600		Glacier Bancorp, Inc	852
7,809		Great Southern Bancorp, Inc	168
9,301	*	Greene County Bancshares, Inc	26
22,696		Hancock Holding Co	745
36,699	*	Hanmi Financial Corp	46
10,342		Heartland Financial USA, Inc	176
4,346	*	Heritage Financial Corp	62
6,749	*	Home Bancorp, Inc	103
14,896		Home Bancshares, Inc	339
12,641		Home Federal Bancorp, Inc	149
365,634		Hudson City Bancorp, Inc	3,539
10,014		Hudson Valley Holding Corp	220
664,830		Huntington Bancshares, Inc	4,414
22,391		IBERIABANK Corp	1,346
17,904		Independent Bank Corp	484
40,567		International Bancshares Corp	744
37,852	*	Investors Bancorp, Inc	564
14,732		Kearny Financial Corp	148
735,679		Keycorp	6,533
14,481		Lakeland Bancorp, Inc	150
12,420		Lakeland Financial Corp	282
56,956		M&T Bank Corp	5,039
11,504		MainSource Financial Group, Inc	115
406,126		Marshall & Ilsley Corp	3,245
38,744		MB Financial, Inc	812

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,784		Merchants Bancshares, Inc	$100
7,250	*	Meridian Interstate Bancorp, Inc	102
155,567	*	MGIC Investment Corp	1,383
3,556		Midsouth Bancorp, Inc	51
5,267		MidWestOne Financial Group, Inc	78
25,640	*	Nara Bancorp, Inc	247
1,893		NASB Financial, Inc	31
5,351		National Bankshares, Inc	155
101,297		National Penn Bancshares, Inc	784
27,027		NBT Bancorp, Inc	616
331,783		New York Community Bancorp, Inc	5,726
78,585		NewAlliance Bancshares, Inc	1,166
14,313		Northfield Bancorp, Inc	198
90,683		Northwest Bancshares, Inc	1,137
10,808		OceanFirst Financial Corp	151
57,265	*	Ocwen Financial Corp	631
76,288		Old National Bancorp	818
9,164	*	OmniAmerican Bancorp, Inc	145
33,903		Oriental Financial Group, Inc	425
45,254		Oritani Financial Corp	574
3,841		Orrstown Financial Services, Inc	108
14,467		Pacific Continental Corp	147
22,250		PacWest Bancorp	484
11,191		Park National Corp	748
6,295		Peapack Gladstone Financial Corp	83
2,964		Penns Woods Bancorp, Inc	115
10,509	*	Pennsylvania Commerce Bancorp, Inc	130
6,808		Peoples Bancorp, Inc	82
286,319		People’s United Financial, Inc	3,602
25,469	*	Pinnacle Financial Partners, Inc	421
120,947	*	PMI Group, Inc	327
406,473		PNC Financial Services Group, Inc	25,603
772,337	*	Popular, Inc	2,248
39,968		PrivateBancorp, Inc	611
35,938		Prosperity Bancshares, Inc	1,537
45,191		Provident Financial Services, Inc	669
30,181		Provident New York Bancorp	311
102,881		Radian Group, Inc	701
958,718		Regions Financial Corp	6,960
15,054		Renasant Corp	256
6,104		Republic Bancorp, Inc (Class A)	119
9,274		Rockville Financial, Inc	97
7,271		Roma Financial Corp	80
20,998		S&T Bancorp, Inc	453
8,198		S.Y. Bancorp, Inc	206
18,232		Sandy Spring Bancorp, Inc	337
9,604		SCBT Financial Corp	320
3,786		Sierra Bancorp	42
32,119	*	Signature Bank	1,812
13,207		Simmons First National Corp (Class A)	358
11,054		Southside Bancshares, Inc	237
14,769	*	Southwest Bancorp, Inc	210

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,282		State Bancorp, Inc	$107
16,183		StellarOne Corp	230
27,752		Sterling Bancorp	278
75,734		Sterling Bancshares, Inc	652
7,140		Suffolk Bancorp	150
414,158		SunTrust Banks, Inc	11,943
102,135		Susquehanna Bancshares, Inc	955
31,722	*	SVB Financial Group	1,806
597,443		Synovus Financial Corp	1,434
7,584	*	Taylor Capital Group, Inc	80
110,460		TCF Financial Corp	1,752
9,400		Territorial Bancorp, Inc	187
31,378	*	Texas Capital Bancshares, Inc	816
64,501		TFS Financial Corp	685
16,995	*	The Bancorp, Inc	157
7,054		Tompkins Trustco, Inc	293
2,692		Tower Bancorp, Inc	60
17,850		TowneBank	280
9,919		Trico Bancshares	162
62,026		Trustco Bank Corp NY	368
49,168		Trustmark Corp	1,152
24,801		UMB Financial Corp	926
91,424		Umpqua Holdings Corp	1,046
14,087		Union Bankshares Corp	158
30,662		United Bankshares, Inc	813
79,410	*	United Community Banks, Inc	188
15,445		United Financial Bancorp, Inc	255
12,704		Univest Corp of Pennsylvania	225
1,478,743		US Bancorp	39,082
124,246		Valley National Bancorp	1,734
10,582		ViewPoint Financial Group	138
14,744	*	Virginia Commerce Bancorp	85
7,900	*	Walker & Dunlop, Inc	96
12,184		Washington Banking Co	172
86,794		Washington Federal, Inc	1,505
10,818		Washington Trust Bancorp, Inc	257
7,507	*	Waterstone Financial, Inc	23
52,669		Webster Financial Corp	1,129
3,758,650		Wells Fargo & Co	119,148
19,012		WesBanco, Inc	394
11,970		West Bancorporation, Inc	96
72,421	*	West Coast Bancorp	251
24,101		Westamerica Bancorporation	1,238
49,360	*	Western Alliance Bancorp	406
23,121		Westfield Financial, Inc	209
75,084		Whitney Holding Corp	1,023
71,613		Wilmington Trust Corp	324
15,017		Wilshire Bancorp, Inc	74
26,249		Wintrust Financial Corp	965
4,467		WSFS Financial Corp	210
139,772		Zions Bancorporation	3,223

		TOTAL BANKS	373,941

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 9.0%
16,202	*	3D Systems Corp	$787
550,821		3M Co	51,502
27,385		A.O. Smith Corp	1,214
56,277	*	A123 Systems, Inc	357
8,853		Aaon, Inc	291
29,552	*	AAR Corp	819
17,815		Aceto Corp	142
52,376		Actuant Corp (Class A)	1,519
33,751		Acuity Brands, Inc	1,974
49,842	*	Advanced Battery Technologies, Inc	97
75,836	*	Aecom Technology Corp	2,103
14,335	*	Aerovironment, Inc	501
71,219	*	AGCO Corp	3,915
39,824		Aircastle Ltd	481
4,490		Alamo Group, Inc	123
23,047		Albany International Corp (Class A)	574
25,585		Alliant Techsystems, Inc	1,808
18,705	*	Altra Holdings, Inc	442
5,081	*	Ameresco, Inc	72
7,032	*	American Railcar Industries, Inc	176
7,536		American Science & Engineering, Inc	696
38,794	*	American Superconductor Corp	965
8,518		American Woodmark Corp	178
7,062		Ameron International Corp	493
123,156		Ametek, Inc	5,403
8,632		Ampco-Pittsburgh Corp	238
25,458		Apogee Enterprises, Inc	336
63,204	*	Applied Energetics, Inc	42
32,556		Applied Industrial Technologies, Inc	1,083
5,631	*	Argan, Inc	48
16,319		Armstrong World Industries, Inc	755
73,192	*	ArvinMeritor, Inc	1,242
15,638	*	Astec Industries, Inc	583
7,057	*	Astronics Corp	178
10,559		AZZ, Inc	481
88,162	*	Babcock & Wilcox Co	2,943
13,564		Badger Meter, Inc	559
36,508		Barnes Group, Inc	762
74,030	*	BE Aerospace, Inc	2,630
35,044	*	Beacon Roofing Supply, Inc	717
36,981		Belden CDT, Inc	1,389
35,059	*	Blount International, Inc	560
586,597		Boeing Co	43,366
37,869		Brady Corp (Class A)	1,352
39,839		Briggs & Stratton Corp	902
71,104	*	Broadwind Energy, Inc	93
57,920		Bucyrus International, Inc (Class A)	5,297
22,099	*	Builders FirstSource, Inc	63
9,868	*	CAI International, Inc	255
185,893	*	Capstone Turbine Corp	336

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,691		Carlisle Cos, Inc	$2,080
8,145		Cascade Corp	363
484,716		Caterpillar, Inc	53,974
19,382	*	Ceradyne, Inc	874
23,060	*	Chart Industries, Inc	1,269
76,040		Chicago Bridge & Iron Co NV	3,092
12,832		CIRCOR International, Inc	603
38,968		Clarcor, Inc	1,751
19,959	*	CNH Global NV	969
23,883	*	Colfax Corp	548
12,813	*	Columbus McKinnon Corp	237
33,040		Comfort Systems USA, Inc	465
18,507	*	Commercial Vehicle Group, Inc	330
129,157		Cooper Industries plc	8,382
38,179		Crane Co	1,849
12,848		Cubic Corp	739
154,261		Cummins, Inc	16,910
35,284		Curtiss-Wright Corp	1,240
411,266		Danaher Corp	21,345
328,029		Deere & Co	31,784
21,025	*	DigitalGlobe, Inc	589
58,727		Donaldson Co, Inc	3,599
9,037		Douglas Dynamics, Inc	129
143,951		Dover Corp	9,463
7,637		Ducommun, Inc	183
5,160	*	DXP Enterprises, Inc	119
32,076	*	Dycom Industries, Inc	556
12,440		Dynamic Materials Corp	348
257,936		Eaton Corp	14,300
50,074	*	EMCOR Group, Inc	1,551
582,413		Emerson Electric Co	34,030
15,305		Encore Wire Corp	373
62,216	*	Ener1, Inc	184
25,675	*	Energy Recovery, Inc	82
37,162	*	EnerSys	1,477
15,889	*	EnPro Industries, Inc	577
20,938		ESCO Technologies, Inc	799
22,100	*	Esterline Technologies Corp	1,563
102,129		Fastenal Co	6,622
50,117		Federal Signal Corp	326
26,655	*	Flow International Corp	117
43,235		Flowserve Corp	5,569
137,471		Fluor Corp	10,127
56,935	*	Force Protection, Inc	279
19,315		Franklin Electric Co, Inc	892
12,439		Freightcar America, Inc	404
89,877	*	FuelCell Energy, Inc	192
25,764	*	Furmanite Corp	206
39,732		Gardner Denver, Inc	3,100
35,871		GATX Corp	1,387
42,477	*	GenCorp, Inc	254
14,500	*	Generac Holdings, Inc	294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,126	*	General Cable Corp	$1,737
267,227		General Dynamics Corp	20,459
8,246,386		General Electric Co	165,339
16,043	*	GeoEye, Inc	667
20,138	*	Gibraltar Industries, Inc	240
3,945	*	Global Defense Technology & Systems, Inc	96
96,547		Goodrich Corp	8,258
10,363		Gorman-Rupp Co	408
46,150		Graco, Inc	2,099
92,133	*	GrafTech International Ltd	1,901
12,308		Graham Corp	295
26,732		Granite Construction, Inc	751
44,924		Great Lakes Dredge & Dock Corp	343
15,267	*	Greenbrier Cos, Inc	433
37,869	*	Griffon Corp	497
21,180	*	H&E Equipment Services, Inc	413
61,544		Harsco Corp	2,172
22,583		Heico Corp	1,412
74,803	*	Hexcel Corp	1,473
591,274		Honeywell International, Inc	35,305
12,024		Houston Wire & Cable Co	176
46,993		Hubbell, Inc (Class B)	3,338
38,859	*	Huntington Ingalls	1,613
62,789		IDEX Corp	2,741
18,167	*	II-VI, Inc	904
341,453		Illinois Tool Works, Inc	18,343
248,148		Ingersoll-Rand plc	11,988
28,439	*	Insituform Technologies, Inc (Class A)	761
10,094		Insteel Industries, Inc	143
27,412	*	Interline Brands, Inc	559
141,410		ITT Industries, Inc	8,492
96,369	*	Jacobs Engineering Group, Inc	4,956
20,027		John Bean Technologies Corp	385
79,748		Joy Global, Inc	7,880
9,545	*	Kadant, Inc	250
21,747		Kaman Corp	765
25,319		Kaydon Corp	992
120,549		KBR, Inc	4,553
62,712		Kennametal, Inc	2,446
8,000	*	KEYW Holding Corp	98
12,312	*	Kratos Defense & Security Solutions, Inc	175
89,571		L-3 Communications Holdings, Inc	7,014
8,713	*	LaBarge, Inc	154
12,010	*	Ladish Co, Inc	656
3,000		Lawson Products, Inc	69
13,874	*	Layne Christensen Co	479
7,262		LB Foster Co (Class A)	313
36,321		Lennox International, Inc	1,910
32,522		Lincoln Electric Holdings, Inc	2,469
10,010		Lindsay Manufacturing Co	791
6,398	*	LMI Aerospace, Inc	129
225,579		Lockheed Martin Corp	18,137

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,960		LSI Industries, Inc	$94
12,907	*	Lydall, Inc	115
100,971		Manitowoc Co, Inc	2,209
276,648		Masco Corp	3,850
39,968	*	Mastec, Inc	831
10,825		Met-Pro Corp	129
7,039	*	Michael Baker Corp	205
12,802	*	Middleby Corp	1,193
7,280		Miller Industries, Inc	118
36,229	*	Moog, Inc (Class A)	1,663
32,978		MSC Industrial Direct Co (Class A)	2,258
27,916		Mueller Industries, Inc	1,022
119,077		Mueller Water Products, Inc (Class A)	533
13,261	*	MYR Group, Inc	317
4,424		Nacco Industries, Inc (Class A)	490
3,938		National Presto Industries, Inc	444
54,093	*	Navistar International Corp	3,750
19,754	*	NCI Building Systems, Inc	250
26,502		Nordson Corp	3,049
233,154		Northrop Grumman Corp	14,621
8,845	*	Northwest Pipe Co	203
44,747	*	Orbital Sciences Corp	847
19,593	*	Orion Marine Group, Inc	210
69,175	*	Oshkosh Truck Corp	2,447
86,991	*	Owens Corning, Inc	3,131
281,219		Paccar, Inc	14,722
90,130		Pall Corp	5,192
124,137		Parker Hannifin Corp	11,753
76,198		Pentair, Inc	2,880
20,289		Perini Corp	494
12,323	*	Pike Electric Corp	117
9,152	*	PMFG, Inc	195
16,989	*	Polypore International, Inc	978
5,761	*	Powell Industries, Inc	227
12,071	*	PowerSecure International, Inc	104
110,223		Precision Castparts Corp	16,223
1,801		Preformed Line Products Co	125
15,193		Primoris Services Corp	154
28,579		Quanex Building Products Corp	561
162,009	*	Quanta Services, Inc	3,634
11,399		Raven Industries, Inc	700
281,973		Raytheon Co	14,344
16,219	*	RBC Bearings, Inc	620
29,680		Regal-Beloit Corp	2,191
31,387		Robbins & Myers, Inc	1,443
109,940		Rockwell Automation, Inc	10,406
121,576		Rockwell Collins, Inc	7,882
73,248		Roper Industries, Inc	6,333
34,156	*	RSC Holdings, Inc	491
21,664	*	Rush Enterprises, Inc (Class A)	429
91,073	*	SatCon Technology Corp	352
8,767	*	Sauer-Danfoss, Inc	447

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

269		Seaboard Corp	$649
8,300		SeaCube Container Leasing Ltd	133
65,055	*	Shaw Group, Inc	2,304
29,264		Simpson Manufacturing Co, Inc	862
44,614		Snap-On, Inc	2,680
83,416	*	Spirit Aerosystems Holdings, Inc (Class A)	2,141
37,552		SPX Corp	2,981
11,927		Standex International Corp	452
12,518	*	Sterling Construction Co, Inc	211
7,928		Sun Hydraulics Corp	342
11,400		TAL International Group, Inc	413
44,785	*	Taser International, Inc	182
10,545	*	Tecumseh Products Co (Class A)	106
28,168	*	Teledyne Technologies, Inc	1,457
14,645		Tennant Co	616
83,705	*	Terex Corp	3,100
7,088		Textainer Group Holdings Ltd	263
208,523		Textron, Inc	5,711
39,026	*	Thomas & Betts Corp	2,321
66,676		Timken Co	3,487
26,971		Titan International, Inc	718
10,213	*	Titan Machinery, Inc	258
24,372		Toro Co	1,614
39,010		TransDigm Group, Inc	3,270
19,671		Tredegar Corp	425
13,203	*	Trex Co, Inc	431
9,351	*	Trimas Corp	201
61,064		Trinity Industries, Inc	2,239
12,884		Triumph Group, Inc	1,140
6,504		Twin Disc, Inc	210
369,211		Tyco International Ltd	16,530
45,976	*	United Rentals, Inc	1,530
720,624		United Technologies Corp	61,000
14,766		Universal Forest Products, Inc	541
28,442	*	UQM Technologies, Inc	85
63,954	*	URS Corp	2,945
51,472	*	USG Corp	858
16,747		Valmont Industries, Inc	1,748
12,845		Vicor Corp	212
45,524		W.W. Grainger, Inc	6,268
56,245	*	Wabash National Corp	651
50,291	*	WABCO Holdings, Inc	3,100
22,186		Watsco, Inc	1,547
23,144		Watts Water Technologies, Inc (Class A)	884
32,103	*	WESCO International, Inc	2,006
36,890		Westinghouse Air Brake Technologies Corp	2,502
46,042		Woodward Governor Co	1,591
5,984	*	Xerium Technologies, Inc	144

		TOTAL CAPITAL GOODS	1,031,349

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
37,566		ABM Industries, Inc	954

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,912	*	Acacia Research (Acacia Technologies)	$852
46,006	*	ACCO Brands Corp	439
16,355		Administaff, Inc	497
13,465	*	Advisory Board Co	693
14,202		American Ecology Corp	248
26,021	*	American Reprographics Co	269
20,202	*	APAC Customer Services, Inc	121
85,225		Avery Dennison Corp	3,576
6,166		Barrett Business Services, Inc	99
38,510		Brink’s Co	1,275
19,056	*	Casella Waste Systems, Inc (Class A)	137
41,673	*	CBIZ, Inc	300
7,981		CDI Corp	118
38,005	*	Cenveo, Inc	248
101,777		Cintas Corp	3,081
18,501	*	Clean Harbors, Inc	1,825
8,210	*	Consolidated Graphics, Inc	449
46,629	*	Copart, Inc	2,020
27,057		Corporate Executive Board Co	1,092
88,315	*	Corrections Corp of America	2,155
14,866	*	CoStar Group, Inc	932
6,267		Courier Corp	87
99,005		Covanta Holding Corp	1,691
8,400	*	CRA International, Inc	242
37,676		Deluxe Corp	1,000
23,101	*	Dolan Media Co	280
38,942		Dun & Bradstreet Corp	3,125
67,718		EnergySolutions, Inc	404
15,147	*	EnerNOC, Inc	289
17,307		Ennis, Inc	295
97,566		Equifax, Inc	3,791
11,236	*	Exponent, Inc	501
9,375	*	Franklin Covey Co	81
36,298	*	FTI Consulting, Inc	1,391
12,288	*	Fuel Tech, Inc	109
15,088		G & K Services, Inc (Class A)	502
46,319	*	Geo Group, Inc	1,188
12,104	*	GP Strategies Corp	165
49,713		Healthcare Services Group	874
14,300		Heidrick & Struggles International, Inc	398
43,782		Herman Miller, Inc	1,204
7,900	*	Higher One Holdings, Inc	114
17,074	*	Hill International, Inc	90
33,809		HNI Corp	1,067
24,166	*	Hudson Highland Group, Inc	157
16,505	*	Huron Consulting Group, Inc	457
13,014	*	ICF International, Inc	267
37,578	*	IHS, Inc (Class A)	3,335
22,974	*	Innerworkings, Inc	170
38,561		Interface, Inc (Class A)	713
141,030		Iron Mountain, Inc	4,404
21,500	*	KAR Auction Services, Inc	330

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,372	*	Kelly Services, Inc (Class A)	$442
21,985	*	Kforce, Inc	402
18,600		Kimball International, Inc (Class B)	130
35,963		Knoll, Inc	754
34,304	*	Korn/Ferry International	764
19,634	*	LECG Corp	4
8,556	*	M&F Worldwide Corp	215
63,464		Manpower, Inc	3,992
17,708		McGrath RentCorp	483
39,317	*	Metalico, Inc	245
21,996		Mine Safety Appliances Co	807
7,800	*	Mistras Group, Inc	134
28,189	*	Mobile Mini, Inc	677
5,947		Multi-Color Corp	120
40,393	*	Navigant Consulting, Inc	404
63,500	*	NIELSEN HOLDINGS B.V.	1,734
25,372	*	On Assignment, Inc	240
156,635		Pitney Bowes, Inc	4,024
158,991		R.R. Donnelley & Sons Co	3,008
251,246		Republic Services, Inc	7,547
32,857		Resources Connection, Inc	637
115,720		Robert Half International, Inc	3,542
50,683		Rollins, Inc	1,029
10,767		Schawk, Inc (Class A)	209
14,249	*	School Specialty, Inc	204
42,038	*	Spherion Corp	592
12,140	*	Standard Parking Corp	216
10,680		Standard Register Co	35
54,705		Steelcase, Inc (Class A)	623
65,856	*	Stericycle, Inc	5,839
31,978	*	SYKES Enterprises, Inc	632
13,336	*	Team, Inc	350
47,935	*	Tetra Tech, Inc	1,184
33,194		Towers Watson & Co	1,841
37,265	*	TrueBlue, Inc	626
11,503		Unifirst Corp	610
18,197		United Stationers, Inc	1,293
79,778	*	Verisk Analytics, Inc	2,614
15,178		Viad Corp	363
2,793		VSE Corp	83
90,100		Waste Connections, Inc	2,594
370,650		Waste Management, Inc	13,839

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	115,182

CONSUMER DURABLES & APPAREL - 1.4%
42,094	*	American Apparel, Inc	41
30,538		American Greetings Corp (Class A)	721
9,523	*	Arctic Cat, Inc	148
45,763	*	Ascena Retail Group, Inc	1,483
91,719	*	Beazer Homes USA, Inc	419
4,923		Blyth, Inc	160
69,036		Brunswick Corp	1,756

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

51,179		Callaway Golf Co	$349
47,271	*	Carter’s, Inc	1,353
4,557	*	Cavco Industries, Inc	206
5,581		Cherokee, Inc	96
234,742		Coach, Inc	12,216
9,339		Columbia Sportswear Co	555
68,094	*	CROCS, Inc	1,215
5,480		CSS Industries, Inc	103
7,017	*	Culp, Inc	65
29,784	*	Deckers Outdoor Corp	2,566
4,329	*	Delta Apparel, Inc	62
215,214		DR Horton, Inc	2,507
207,506	*	Eastman Kodak Co	670
18,783		Ethan Allen Interiors, Inc	411
117,473		Fortune Brands, Inc	7,270
40,042	*	Fossil, Inc	3,750
34,198	*	Furniture Brands International, Inc	156
86,645		Garmin Ltd	2,934
13,268	*	G-III Apparel Group Ltd	499
73,677	*	Hanesbrands, Inc	1,992
53,605		Harman International Industries, Inc	2,510
95,413		Hasbro, Inc	4,469
23,782	*	Helen of Troy Ltd	699
7,413		Hooker Furniture Corp	89
49,581	*	Hovnanian Enterprises, Inc (Class A)	175
54,965	*	Iconix Brand Group, Inc	1,181
16,171	*	iRobot Corp	532
24,481	*	Jakks Pacific, Inc	474
71,707		Jarden Corp	2,551
31,304	*	Joe’s Jeans, Inc	33
66,643		Jones Apparel Group, Inc	916
58,687		KB Home	730
6,203	*	Kenneth Cole Productions, Inc (Class A)	80
19,366	*	K-Swiss, Inc (Class A)	218
3,811		Lacrosse Footwear, Inc	70
39,237	*	La-Z-Boy, Inc	375
34,167	*	Leapfrog Enterprises, Inc	148
114,301		Leggett & Platt, Inc	2,800
122,890		Lennar Corp (Class A)	2,227
12,366	*	Libbey, Inc	204
7,210	*	Lifetime Brands, Inc	108
75,614	*	Liz Claiborne, Inc	408
16,303	*	M/I Homes, Inc	244
17,427	*	Maidenform Brands, Inc	498
8,407	*	Marine Products Corp	67
281,147		Mattel, Inc	7,008
29,150		MDC Holdings, Inc	739
24,046	*	Meritage Homes Corp	580
43,299	*	Mohawk Industries, Inc	2,648
12,667	*	Movado Group, Inc	186
221,507		Newell Rubbermaid, Inc	4,237
278,139		Nike, Inc (Class B)	21,054

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,555	*	NVR, Inc	$3,444
10,106		Oxford Industries, Inc	346
8,860	*	Perry Ellis International, Inc	244
43,642		Phillips-Van Heusen Corp	2,838
24,262		Polaris Industries, Inc	2,111
43,171		Polo Ralph Lauren Corp (Class A)	5,338
38,375		Pool Corp	925
256,906	*	Pulte Homes, Inc	1,901
107,027	*	Quiksilver, Inc	473
14,785	*	RC2 Corp	415
6,477		RG Barry Corp	85
9,824	*	Russ Berrie & Co, Inc	72
35,106		Ryland Group, Inc	558
47,340	*	Sealy Corp	120
27,339	*	Skechers U.S.A., Inc (Class A)	562
7,407		Skyline Corp	149
52,271	*	Smith & Wesson Holding Corp	186
70,229	*	Standard-Pacific Corp	262
124,240		Stanley Works	9,516
4,356	*	Steinway Musical Instruments, Inc	97
17,467	*	Steven Madden Ltd	820
14,503		Sturm Ruger & Co, Inc	333
8,138	*	Summer Infant, Inc	65
55,849	*	Tempur-Pedic International, Inc	2,829
32,067	*	Timberland Co (Class A)	1,324
109,135	*	Toll Brothers, Inc	2,158
19,300	*	True Religion Apparel, Inc	453
48,715		Tupperware Corp	2,909
27,184	*	Under Armour, Inc (Class A)	1,850
10,905	*	Unifi, Inc	185
8,900	*	Universal Electronics, Inc	263
9,600	*	Vera Bradley, Inc	405
67,904		VF Corp	6,691
13,192		Volcom, Inc	244
32,732	*	Warnaco Group, Inc	1,872
5,214		Weyco Group, Inc	128
57,906		Whirlpool Corp	4,943
38,905		Wolverine World Wide, Inc	1,450

		TOTAL CONSUMER DURABLES & APPAREL	160,525

CONSUMER SERVICES - 2.1%
18,260	*	AFC Enterprises	276
14,656		Ambassadors Group, Inc	160
13,862	*	American Public Education, Inc	561
21,121		Ameristar Casinos, Inc	375
100,495	*	Apollo Group, Inc (Class A)	4,192
5,600	*	Archipelago Learning, Inc	48
42,474	*	Bally Technologies, Inc	1,608
17,427	*	BJ’s Restaurants, Inc	685
15,345	*	Bluegreen Corp	63
24,666		Bob Evans Farms, Inc	804
43,345	*	Boyd Gaming Corp	406

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,700	*	Bravo Brio Restaurant Group, Inc	$154
14,051	*	Bridgepoint Education, Inc	240
78,146		Brinker International, Inc	1,977
13,602	*	Buffalo Wild Wings, Inc	740
14,693	*	California Pizza Kitchen, Inc	248
12,339	*	Cambium Learning Group, Inc	42
12,593	*	Capella Education Co	627
50,534	*	Career Education Corp	1,148
5,895	*	Caribou Coffee Co, Inc	60
336,915		Carnival Corp	12,924
8,099	*	Carrols Restaurant Group, Inc	75
17,289		CBRL Group, Inc	850
17,642		CEC Entertainment, Inc	666
46,024	*	Cheesecake Factory	1,385
24,297	*	Chipotle Mexican Grill, Inc (Class A)	6,618
21,525		Choice Hotels International, Inc	836
7,929		Churchill Downs, Inc	329
23,500	*	Coinstar, Inc	1,079
83,309	*	Corinthian Colleges, Inc	368
3,696		CPI Corp	83
107,900		Darden Restaurants, Inc	5,301
75,312	*	Denny’s Corp	306
48,586		DeVry, Inc	2,676
13,678	*	DineEquity, Inc	752
30,059	*	Domino’s Pizza, Inc	554
35,512	*	Education Management Corp	744
4,221		Einstein Noah Restaurant Group, Inc	69
27,229	*	Gaylord Entertainment Co	944
24,016	*	Grand Canyon Education, Inc	348
235,532		H&R Block, Inc	3,943
47,975		Hillenbrand, Inc	1,031
33,800	*	Hyatt Hotels Corp	1,455
230,043		International Game Technology	3,734
24,689		International Speedway Corp (Class A)	736
34,104	*	Interval Leisure Group, Inc	558
5,265	*	Isle of Capri Casinos, Inc	50
24,366	*	ITT Educational Services, Inc	1,758
39,870	*	Jack in the Box, Inc	904
47,403	*	Jamba, Inc	104
18,366	*	K12, Inc	619
39,822	*	Krispy Kreme Doughnuts, Inc	280
268,689	*	Las Vegas Sands Corp	11,344
6,272		Learning Tree International, Inc	55
31,445	*	Life Time Fitness, Inc	1,173
12,699		Lincoln Educational Services Corp	202
8,861		Mac-Gray Corp	143
14,891		Marcus Corp	162
207,209		Marriott International, Inc (Class A)	7,372
23,085		Matthews International Corp (Class A)	890
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	86
830,824		McDonald’s Corp	63,218
242,410	*	MGM Mirage	3,188

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,692	*	Monarch Casino & Resort, Inc	$90
23,956	*	Morgans Hotel Group Co	235
20,438	*	Multimedia Games, Inc	117
5,638		National American University Holdings, Inc	40
14,289	*	O’Charleys, Inc	85
78,277	*	Orient-Express Hotels Ltd (Class A)	968
22,689	*	Panera Bread Co (Class A)	2,882
18,183	*	Papa John’s International, Inc	576
8,992	*	Peet’s Coffee & Tea, Inc	432
54,127	*	Penn National Gaming, Inc	2,006
18,084		PF Chang’s China Bistro, Inc	835
48,180	*	Pinnacle Entertainment, Inc	656
7,085	*	Pre-Paid Legal Services, Inc	468
9,555	*	Princeton Review, Inc	4
9,873	*	Red Lion Hotels Corp	81
11,853	*	Red Robin Gourmet Burgers, Inc	319
44,951		Regis Corp	797
101,674	*	Royal Caribbean Cruises Ltd	4,195
50,005	*	Ruby Tuesday, Inc	656
26,831	*	Ruth’s Chris Steak House, Inc	138
49,874	*	Scientific Games Corp (Class A)	436
199,545		Service Corp International	2,207
44,601	*	Shuffle Master, Inc	476
45,772	*	Sonic Corp	414
51,448		Sotheby’s (Class A)	2,706
9,984		Speedway Motorsports, Inc	160
573,321		Starbucks Corp	21,185
144,154		Starwood Hotels & Resorts Worldwide, Inc	8,378
958	*	Steak N Shake Co	406
11,970	*	Steiner Leisure Ltd	554
68,986		Stewart Enterprises, Inc (Class A)	527
10,323		Strayer Education, Inc	1,347
16,200	*	Summit Hotel Properties, Inc	161
42,904		Texas Roadhouse, Inc (Class A)	729
15,190		Universal Technical Institute, Inc	295
27,599	*	Vail Resorts, Inc	1,346
26,980		Weight Watchers International, Inc	1,891
253,576		Wendy’s/Arby’s Group, Inc (Class A)	1,275
43,711	*	WMS Industries, Inc	1,545
138,638		Wyndham Worldwide Corp	4,410
58,046		Wynn Resorts Ltd	7,386
360,972		Yum! Brands, Inc	18,548

		TOTAL CONSUMER SERVICES	246,288

DIVERSIFIED FINANCIALS - 6.4%
36,918		Advance America Cash Advance Centers, Inc	196
39,037	*	Affiliated Managers Group, Inc	4,269
261,649	*	American Capital Ltd	2,590
810,612		American Express Co	36,640
198,131		Ameriprise Financial, Inc	12,102
149,594		Apollo Investment Corp	1,804
147,601		Ares Capital Corp	2,494

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,300		Artio Global Investors, Inc	$344
11,658	*	Asset Acceptance Capital Corp	63
8,522		Asta Funding, Inc	73
7,750,397		Bank of America Corp	103,313
938,475		Bank of New York Mellon Corp	28,032
36,447		BGC Partners, Inc (Class A)	339
54,667		BlackRock Kelso Capital Corp	554
72,545		BlackRock, Inc	14,582
77,753	*	Broadpoint Securities Group, Inc	135
16,951		Calamos Asset Management, Inc (Class A)	281
351,872		Capital One Financial Corp	18,283
2,167		Capital Southwest Corp	198
22,738		Cash America International, Inc	1,047
10,200		CBOE Holdings, Inc	295
761,290		Charles Schwab Corp	13,726
16,336,349	*	Citigroup, Inc	72,207
50,711		CME Group, Inc	15,292
12,285		Cohen & Steers, Inc	365
25,550		Compass Diversified Trust	377
11,828		CompuCredit Corp	78
28,011	*	Cowen Group, Inc	112
5,106	*	Credit Acceptance Corp	362
1,420		Diamond Hill Investment Group, Inc	114
418,826		Discover Financial Services	10,102
26,079	*	Dollar Financial Corp	541
21,313		Duff & Phelps Corp	341
169,616	*	E*Trade Financial Corp	2,651
89,658		Eaton Vance Corp	2,891
11,162	*	Encore Capital Group, Inc	264
6,384		Epoch Holding Corp	101
11,307		Evercore Partners, Inc (Class A)	388
36,390	*	Ezcorp, Inc (Class A)	1,142
39,284	*	FBR Capital Markets Corp	141
69,691		Federated Investors, Inc (Class B)	1,864
51,357		Fifth Street Finance Corp	686
9,807	*	Financial Engines, Inc	270
23,334	*	First Cash Financial Services, Inc	901
58,259	*	First Marblehead Corp	128
114,821		Franklin Resources, Inc	14,362
5,142		Friedman Billings Ramsey Group, Inc (Class A)	157
17,300		FXCM, Inc	225
7,000	*	Gain Capital Holdings, Inc	54
6,584		GAMCO Investors, Inc (Class A)	305
54,396		GFI Group, Inc	273
15,081		Gladstone Capital Corp	171
15,921		Gladstone Investment Corp	124
397,545		Goldman Sachs Group, Inc	62,998
5,889		Golub Capital BDC, Inc	93
4,000	*	Green Dot Corp	172
22,433		Greenhill & Co, Inc	1,476
16,757	*	Harris & Harris Group, Inc	90
24,455		Hercules Technology Growth Capital, Inc	269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,456	*	HFF, Inc (Class A)	$217
6,500	*	Imperial Holdings, Inc	66
30,361		Interactive Brokers Group, Inc (Class A)	482
57,157	*	IntercontinentalExchange, Inc	7,061
13,392	*	International Assets Holding Corp	340
32,107	*	Internet Capital Group, Inc	456
362,071		Invesco Ltd	9,255
34,884	*	Investment Technology Group, Inc	635
89,823		iShares Russell 3000 Index Fund	7,119
137,373		Janus Capital Group, Inc	1,713
89,727		Jefferies Group, Inc	2,238
11,011		JMP Group, Inc	95
3,073,196		JPMorgan Chase & Co	141,674
12,909		Kayne Anderson Energy Development Co	253
26,819		KBW, Inc	702
73,616	*	Knight Capital Group, Inc (Class A)	986
33,500	*	LaBranche & Co, Inc	132
73,441	*	Ladenburg Thalmann Financial Services, Inc	84
70,810		Lazard Ltd (Class A)	2,944
118,019		Legg Mason, Inc	4,259
148,551		Leucadia National Corp	5,577
6,745		Life Partners Holdings, Inc	54
13,100	*	LPL Investment Holdings, Inc	469
9,437		Main Street Capital Corp	174
21,429		MarketAxess Holdings, Inc	519
6,533	*	Marlin Business Services Corp	81
64,585		MCG Capital Corp	420
9,981		Medallion Financial Corp	88
8,500	*	Medley Capital Corp	104
86,034	*	MF Global Holdings Ltd	712
157,620		Moody’s Corp	5,345
1,170,027		Morgan Stanley	31,964
84,839	*	MSCI, Inc (Class A)	3,124
17,411		MVC Capital, Inc	239
88,906	*	Nasdaq Stock Market, Inc	2,297
20,204		Nelnet, Inc (Class A)	441
23,100	*	Netspend Holdings, Inc	243
21,889	*	NewStar Financial, Inc	239
12,077		NGP Capital Resources Co	116
187,046		Northern Trust Corp	9,493
201,629		NYSE Euronext	7,091
7,363		Oppenheimer Holdings, Inc	247
30,987		optionsXpress Holdings, Inc	567
24,585		PennantPark Investment Corp	293
15,186	*	Penson Worldwide, Inc	102
41,814	*	PHH Corp	910
17,372	*	Pico Holdings, Inc	522
13,978	*	Piper Jaffray Cos	579
13,016	*	Portfolio Recovery Associates, Inc	1,108
32,274	*	Primus Guaranty Ltd	164
63,846		Prospect Capital Corp	780
9,591		Pzena Investment Management, Inc (Class A)	68

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

75,031		Raymond James Financial, Inc	$2,869
21,125	*	Safeguard Scientifics, Inc	430
8,937		Sanders Morris Harris Group, Inc	72
115,255		SEI Investments Co	2,752
407,286	*	SLM Corp	6,231
4,400		Solar Capital Ltd	105
6,100	*	Solar Senior Capital Ltd	114
388,955		State Street Corp	17,480
26,898	*	Stifel Financial Corp	1,931
37,258		SWS Group, Inc	226
201,495		T Rowe Price Group, Inc	13,383
178,714		TD Ameritrade Holding Corp	3,730
6,653		THL Credit, Inc	91
20,926		TICC Capital Corp	227
25,593	*	TradeStation Group, Inc	180
14,296		Triangle Capital Corp	258
4,394	*	Virtus Investment Partners, Inc	259
67,558		Waddell & Reed Financial, Inc (Class A)	2,744
3,869		Westwood Holdings Group, Inc	156
12,929	*	World Acceptance Corp	843

		TOTAL DIVERSIFIED FINANCIALS	742,369

ENERGY - 12.3%
70,225	*	Abraxas Petroleum Corp	411
9,171		Alon USA Energy, Inc	126
92,894	*	Alpha Natural Resources, Inc	5,515
4,600	*	Amyris Biotechnologies, Inc	131
381,923		Anadarko Petroleum Corp	31,287
295,149		Apache Corp	38,641
6,580		APCO Argentina, Inc	564
13,356	*	Approach Resources, Inc	449
125,528		Arch Coal, Inc	4,524
33,846	*	ATP Oil & Gas Corp	613
44,174	*	Atwood Oceanics, Inc	2,051
331,663		Baker Hughes, Inc	24,354
22,381	*	Basic Energy Services, Inc	571
39,652		Berry Petroleum Co (Class A)	2,000
33,673	*	Bill Barrett Corp	1,344
80,973	*	BPZ Energy, Inc	430
89,197	*	Brigham Exploration Co	3,316
27,721	*	Bristow Group, Inc	1,311
78,161		Cabot Oil & Gas Corp	4,140
67,178	*	Cal Dive International, Inc	469
27,753	*	Callon Petroleum Co	216
188,218	*	Cameron International Corp	10,747
14,570		CARBO Ceramics, Inc	2,056
28,147	*	Carrizo Oil & Gas, Inc	1,039
74,021	*	Cheniere Energy, Inc	689
500,366		Chesapeake Energy Corp	16,772
1,551,400		Chevron Corp	166,667
64,690		Cimarex Energy Co	7,455
4,602	*	Clayton Williams Energy, Inc	486

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,262	*	Clean Energy Fuels Corp	$610
23,500	*	Cloud Peak Energy, Inc	507
55,500	*	Cobalt International Energy, Inc	933
58,166	*	Complete Production Services, Inc	1,850
36,545	*	Comstock Resources, Inc	1,131
79,511	*	Concho Resources, Inc	8,532
1,149,476		ConocoPhillips	91,797
173,265		Consol Energy, Inc	9,292
10,821	*	Contango Oil & Gas Co	684
24,174	*	Continental Resources, Inc	1,728
34,938		Core Laboratories NV	3,570
37,807		Crosstex Energy, Inc	376
21,762	*	CVR Energy, Inc	504
7,528	*	Dawson Geophysical Co	330
7,530		Delek US Holdings, Inc	102
82,546	*	Delta Petroleum Corp	75
308,251	*	Denbury Resources, Inc	7,521
344,970	*	Devon Energy Corp	31,658
38,961		DHT Maritime, Inc	187
53,448		Diamond Offshore Drilling, Inc	4,153
63,584	*	Dresser-Rand Group, Inc	3,409
26,285	*	Dril-Quip, Inc	2,077
542,983		El Paso Corp	9,774
19,173	*	Endeavour International Corp	243
21,960	*	Energy Partners Ltd	395
56,747	*	Energy XXI Bermuda Ltd	1,935
207,011		EOG Resources, Inc	24,533
113,016		Equitable Resources, Inc	5,639
11,704	*	Evolution Petroleum Corp	91
111,561		EXCO Resources, Inc	2,305
48,293	*	Exterran Holdings, Inc	1,146
3,936,417	d	Exxon Mobil Corp	331,172
93,625	*	FMC Technologies, Inc	8,846
85,352	*	Forest Oil Corp	3,229
80,549		Frontier Oil Corp	2,362
39,564		Frontline Ltd	980
35,231	*	FX Energy, Inc	295
54,404	*	Gastar Exploration Ltd	264
90,020		General Maritime Corp	185
9,814	*	Georesources, Inc	307
3,300	*	Gevo, Inc	65
5,362	*	Global Geophysical Services, Inc	78
79,950	*	Global Industries Ltd	783
46,474	*	GMX Resources, Inc	287
30,552		Golar LNG Ltd	782
20,317	*	Goodrich Petroleum Corp	451
20,962	*	Green Plains Renewable Energy, Inc	252
9,089		Gulf Island Fabrication, Inc	292
19,261	*	Gulfmark Offshore, Inc	857
21,620	*	Gulfport Energy Corp	782
701,243		Halliburton Co	34,950
29,621	*	Harvest Natural Resources, Inc	451

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

81,706	*	Helix Energy Solutions Group, Inc	$1,405
72,674		Helmerich & Payne, Inc	4,992
109,893	*	Hercules Offshore, Inc	726
229,636		Hess Corp	19,567
34,558		Holly Corp	2,100
18,746	*	Hornbeck Offshore Services, Inc	578
14,150		Houston American Energy Corp	218
100,658	*	International Coal Group, Inc	1,137
100,154	*	ION Geophysical Corp	1,271
823	*	Isramco, Inc	53
21,317	*	James River Coal Co	515
95,985	*	Key Energy Services, Inc	1,493
18,775		Knightsbridge Tankers Ltd	470
145,947	*	Kodiak Oil & Gas Corp	978
12,300	*	L&L Energy, Inc	85
22,968		Lufkin Industries, Inc	2,147
40,129	*	Magnum Hunter Resources Corp	344
547,986		Marathon Oil Corp	29,213
79,487		Massey Energy Co	5,434
23,922	*	Matrix Service Co	333
176,324	*	McDermott International, Inc	4,477
78,067	*	McMoRan Exploration Co	1,383
14,504	*	Miller Petroleum, Inc	73
147,326		Murphy Oil Corp	10,817
216,456	*	Nabors Industries Ltd	6,576
323,733		National Oilwell Varco, Inc	25,662
11,326	*	Natural Gas Services Group, Inc	201
102,838	*	Newfield Exploration Co	7,817
69,901	*	Newpark Resources, Inc	549
134,506		Noble Energy, Inc	13,000
37,402		Nordic American Tanker Shipping	929
41,275	*	Northern Oil And Gas, Inc	1,102
36,800	*	Oasis Petroleum, Inc	1,164
627,146		Occidental Petroleum Corp	65,530
42,236	*	Oceaneering International, Inc	3,778
37,449	*	Oil States International, Inc	2,851
19,618		Overseas Shipholding Group, Inc	631
2,713	*	OYO Geospace Corp	267
37,088	*	Pacific Asia Petroleum, Inc	56
5,367		Panhandle Oil and Gas, Inc (Class A)	170
96,030	*	Parker Drilling Co	664
61,726	*	Patriot Coal Corp	1,594
119,282		Patterson-UTI Energy, Inc	3,506
206,878		Peabody Energy Corp	14,887
35,015		Penn Virginia Corp	594
232,914	*	PetroHawk Energy Corp	5,716
16,488	*	Petroleum Development Corp	792
43,261	*	Petroquest Energy, Inc	405
9,723	*	PHI, Inc	215
42,944	*	Pioneer Drilling Co	593
88,660		Pioneer Natural Resources Co	9,036
108,164	*	Plains Exploration & Production Co	3,919

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

136,316	*	Pride International, Inc	$5,855
135,152		Questar Market Resources, Inc	5,479
94,119	*	Quicksilver Resources, Inc	1,347
43,093	*	RAM Energy Resources, Inc	90
122,881		Range Resources Corp	7,184
167,304	*	Rentech, Inc	209
29,534	*	Resolute Energy Corp	536
26,939	*	Rex Energy Corp	314
6,400	*	Rex Stores Corp	102
40,850	*	Rosetta Resources, Inc	1,942
96,528	*	Rowan Cos, Inc	4,265
33,284		RPC, Inc	843
276,358	*	SandRidge Energy, Inc	3,537
1,055,018		Schlumberger Ltd	98,391
9,989	*	Scorpio Tankers, Inc	103
16,143		SEACOR Holdings, Inc	1,493
34,031		Ship Finance International Ltd	705
93,776		Southern Union Co	2,684
267,605	*	Southwestern Energy Co	11,499
496,523		Spectra Energy Corp	13,495
47,539		St. Mary Land & Exploration Co	3,527
36,323	*	Stone Energy Corp	1,212
93,049		Sunoco, Inc	4,242
59,956	*	Superior Energy Services	2,458
32,148	*	Swift Energy Co	1,372
49,984	*	Syntroleum Corp	113
12,700		Targa Resources Investments, Inc	460
32,878		Teekay Corp	1,214
20,361		Teekay Tankers Ltd (Class A)	213
23,351	*	Tesco Corp	513
108,582	*	Tesoro Corp	2,913
61,337	*	Tetra Technologies, Inc	945
40,104		Tidewater, Inc	2,400
113,201	*	TransAtlantic Petroleum Ltd	351
116,837	*	Ultra Petroleum Corp	5,754
10,127	*	Union Drilling, Inc	104
29,837	*	Unit Corp	1,848
76,523	*	Uranium Energy Corp	305
93,574	*	USEC, Inc	412
48,465		Vaalco Energy, Inc	376
436,512		Valero Energy Corp	13,017
94,150	*	Vantage Drilling Co	169
15,433	*	Venoco, Inc	264
26,733		W&T Offshore, Inc	609
67,894	*	Warren Resources, Inc	346
570,788	*	Weatherford International Ltd	12,900
41,000	*	Western Refining, Inc	695
89,390	*	Whiting Petroleum Corp	6,566
41,121	*	Willbros Group, Inc	449
450,475		Williams Cos, Inc	14,046
52,476		World Fuel Services Corp	2,131

		TOTAL ENERGY	1,437,141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.9%
13,080		Andersons, Inc	$637
837		Arden Group, Inc (Class A)	64
41,570	*	BJ’s Wholesale Club, Inc	2,029
29,235		Casey’s General Stores, Inc	1,140
340,325		Costco Wholesale Corp	24,953
1,050,304		CVS Corp	36,046
11,500	*	Fresh Market, Inc	434
8,163		Ingles Markets, Inc (Class A)	162
499,417		Kroger Co	11,971
10,977		Nash Finch Co	416
16,292	*	Pantry, Inc	242
12,039		Pricesmart, Inc	441
445,462	*	Rite Aid Corp	472
33,448		Ruddick Corp	1,291
300,428		Safeway, Inc	7,072
18,527		Spartan Stores, Inc	274
165,275		Supervalu, Inc	1,476
5,570	*	Susser Holdings Corp	73
456,753		Sysco Corp	12,652
36,743	*	United Natural Foods, Inc	1,647
4,652		Village Super Market (Class A)	135
714,740		Walgreen Co	28,690
1,495,980		Wal-Mart Stores, Inc	77,866
8,834		Weis Markets, Inc	357
108,647		Whole Foods Market, Inc	7,160
41,829	*	Winn-Dixie Stores, Inc	299

		TOTAL FOOD & STAPLES RETAILING	217,999

FOOD, BEVERAGE & TOBACCO - 4.8%
2,319		Alico, Inc	62
68,179	*	Alliance One International, Inc	274
1,606,700		Altria Group, Inc	41,822
495,805		Archer Daniels Midland Co	17,854
37,577		B&G Foods, Inc (Class A)	705
6,724	*	Boston Beer Co, Inc (Class A)	623
82,402		Brown-Forman Corp (Class B)	5,628
110,812		Bunge Ltd	8,015
7,129		Calavo Growers, Inc	156
10,929		Cal-Maine Foods, Inc	322
142,333		Campbell Soup Co	4,713
53,541	*	Central European Distribution Corp	608
31,603	*	Chiquita Brands International, Inc	485
4,202		Coca-Cola Bottling Co Consolidated	281
1,626,868		Coca-Cola Co	107,942
259,953		Coca-Cola Enterprises, Inc	7,097
344,665		ConAgra Foods, Inc	8,186
141,361	*	Constellation Brands, Inc (Class A)	2,867
57,268		Corn Products International, Inc	2,968
82,440	*	Darling International, Inc	1,267
140,023	*	Dean Foods Co	1,400

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,103		Diamond Foods, Inc	$899
27,600	*	Dole Food Co, Inc	376
176,210		Dr Pepper Snapple Group, Inc	6,548
5,320		Farmer Bros Co	64
59,345		Flowers Foods, Inc	1,616
31,042		Fresh Del Monte Produce, Inc	811
514,464		General Mills, Inc	18,804
85,098	*	Green Mountain Coffee Roasters, Inc	5,498
2,482		Griffin Land & Nurseries, Inc (Class A)	80
244,487		H.J. Heinz Co	11,936
29,988	*	Hain Celestial Group, Inc	968
51,477	*	Hansen Natural Corp	3,100
7,067	*	Harbinger Group, Inc	37
60,592	*	Heckmann Corp	397
118,603		Hershey Co	6,446
107,980		Hormel Foods Corp	3,006
8,158		Imperial Sugar Co	109
11,326		J&J Snack Foods Corp	533
92,061		J.M. Smucker Co	6,572
5,934	*	John B. Sanfilippo & Son, Inc	69
199,923		Kellogg Co	10,792
1,238,879		Kraft Foods, Inc (Class A)	38,852
15,618		Lancaster Colony Corp	946
22,384		Lance, Inc	444
3,603	*	Lifeway Foods, Inc	38
6,464		Limoneira Co	153
118,084		Lorillard, Inc	11,219
102,217		McCormick & Co, Inc	4,889
157,641		Mead Johnson Nutrition Co	9,132
9,066		Mgp Ingredients, Inc	79
102,012		Molson Coors Brewing Co (Class B)	4,783
5,604		National Beverage Corp	77
1,245,003		PepsiCo, Inc	80,190
1,430,309		Philip Morris International, Inc	93,872
37,600	*	Pilgrim’s Pride Corp	290
42,412	*	Ralcorp Holdings, Inc	2,902
258,356		Reynolds American, Inc	9,179
17,484		Sanderson Farms, Inc	803
479,403		Sara Lee Corp	8,471
7,792	*	Seneca Foods Corp	233
53,670	*	Smart Balance, Inc	246
102,827	*	Smithfield Foods, Inc	2,474
63,050	*	Star Scientific, Inc	286
14,223	*	Synutra International, Inc	164
21,100		Tootsie Roll Industries, Inc	598
26,938	*	TreeHouse Foods, Inc	1,532
230,318		Tyson Foods, Inc (Class A)	4,420
18,707		Universal Corp	815
33,438		Vector Group Ltd	578

		TOTAL FOOD, BEVERAGE & TOBACCO	569,601

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
15,924	*	Abaxis, Inc	$459
27,756	*	Abiomed, Inc	403
9,173	*	Accretive Health, Inc	255
38,943	*	Accuray, Inc	352
309,598		Aetna, Inc	11,588
7,464	*	Air Methods Corp	502
53,512		Alcon, Inc	8,857
47,580	*	Align Technology, Inc	974
4,887	*	Alimera Sciences, Inc	38
18,580	*	Alliance Imaging, Inc	82
34,529	*	Allied Healthcare International, Inc	88
88,579	*	Allscripts Healthcare Solutions, Inc	1,859
7,268	*	Almost Family, Inc	274
39,818	*	Alphatec Holdings, Inc	108
21,596	*	Amedisys, Inc	756
6,404		America Service Group, Inc	164
9,851	*	American Dental Partners, Inc	129
59,514	*	American Medical Systems Holdings, Inc	1,288
39,765	*	Amerigroup Corp	2,555
217,829		AmerisourceBergen Corp	8,617
23,326	*	AMN Healthcare Services, Inc	202
25,648	*	Amsurg Corp	652
10,953		Analogic Corp	619
18,523	*	Angiodynamics, Inc	280
54,175	*	Antares Pharma, Inc	98
20,843	*	Arthrocare Corp	695
8,583	*	Assisted Living Concepts, Inc (A Shares)	336
25,682	*	athenahealth, Inc	1,159
1,039		Atrion Corp	181
67,880		Bard (C.R.), Inc	6,741
461,046		Baxter International, Inc	24,789
54,070		Beckman Coulter, Inc	4,492
171,892		Becton Dickinson & Co	13,686
18,346	*	Bio-Reference Labs, Inc	412
31,488	*	BioScrip, Inc	148
1,170,507	*	Boston Scientific Corp	8,416
65,604	*	Brookdale Senior Living, Inc	1,837
12,419		Cantel Medical Corp	320
15,384	*	Capital Senior Living Corp	163
279,115		Cardinal Health, Inc	11,480
18,454	*	CardioNet, Inc	88
139,222	*	CareFusion Corp	3,926
30,014	*	Catalyst Health Solutions, Inc	1,679
39,667	*	Centene Corp	1,308
52,598	*	Cerner Corp	5,850
28,816	*	Cerus Corp	83
18,052		Chemed Corp	1,202
8,056	*	Chindex International, Inc	129
212,888		Cigna Corp	9,427
72,212	*	Community Health Systems, Inc	2,888
9,637		Computer Programs & Systems, Inc	619
25,681	*	Conceptus, Inc	371

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,053	*	Conmed Corp	$580
23,514	*	Continucare Corp	126
34,815		Cooper Cos, Inc	2,418
6,016	*	Corvel Corp	320
114,216	*	Coventry Health Care, Inc	3,642
387,090	*	Covidien plc	20,104
22,090	*	Cross Country Healthcare, Inc	173
27,223	*	CryoLife, Inc	166
10,023	*	Cutera, Inc	86
19,734	*	Cyberonics, Inc	628
5,493	*	Cynosure, Inc (Class A)	76
75,184	*	DaVita, Inc	6,429
49,659	*	Delcath Systems, Inc	366
110,654		Dentsply International, Inc	4,093
45,477	*	DexCom, Inc	706
7,198	*	DynaVox, Inc	40
86,950	*	Edwards Lifesciences Corp	7,565
28,435	*	Electro-Optical Sciences, Inc	100
21,300	*	Emdeon, Inc	343
22,414	*	Emergency Medical Services Corp (Class A)	1,425
19,134	*	Emeritus Corp	487
34,017	*	Endologix, Inc	231
10,891		Ensign Group, Inc	348
4,100	*	ePocrates, Inc	81
4,898	*	Exactech, Inc	86
9,000	*	EXamWorks, Inc	200
423,447	*	Express Scripts, Inc	23,548
24,001	*	Five Star Quality Care, Inc	195
37,427	*	Gen-Probe, Inc	2,483
22,160	*	Gentiva Health Services, Inc	621
19,254	*	Greatbatch, Inc	509
20,349	*	Haemonetics Corp	1,334
22,869	*	Hanger Orthopedic Group, Inc	595
32,412	*	Hansen Medical, Inc	72
197,006	*	Health Management Associates, Inc (Class A)	2,147
76,650	*	Health Net, Inc	2,506
71,500	*	Healthsouth Corp	1,786
44,595	*	Healthspring, Inc	1,667
28,116	*	Healthways, Inc	432
7,155	*	HeartWare International, Inc	612
71,002	*	Henry Schein, Inc	4,982
49,054		Hill-Rom Holdings, Inc	1,863
20,307	*	HMS Holdings Corp	1,662
200,085	*	Hologic, Inc	4,442
131,312	*	Humana, Inc	9,184
9,095	*	ICU Medical, Inc	398
43,803	*	Idexx Laboratories, Inc	3,382
55,460	*	Immucor, Inc	1,097
34,069	*	Insulet Corp	703
16,250	*	Integra LifeSciences Holdings Corp	771
30,349	*	Intuitive Surgical, Inc	10,120
23,110		Invacare Corp	719

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,672	*	Inverness Medical Innovations, Inc	$2,570
11,925	*	IPC The Hospitalist Co, Inc	542
12,955	*	IRIS International, Inc	117
8,260	*	Kensey Nash Corp	206
29,869	*	Kindred Healthcare, Inc	713
49,419	*	Kinetic Concepts, Inc	2,689
80,856	*	Laboratory Corp of America Holdings	7,449
8,629		Landauer, Inc	531
11,885	*	LCA-Vision, Inc	80
11,927	*	LHC Group, Inc	358
42,511	*	LifePoint Hospitals, Inc	1,708
78,082		Lincare Holdings, Inc	2,316
25,596	*	Magellan Health Services, Inc	1,256
24,243	*	MAKO Surgical Corp	587
38,810		Masimo Corp	1,285
195,278		McKesson Corp	15,437
33,286	*	MedAssets, Inc	508
11,469	*	Medcath Corp	160
314,536	*	Medco Health Solutions, Inc	17,664
9,627	*	Medical Action Industries, Inc	81
14,224	*	Medidata Solutions, Inc	364
851,914		Medtronic, Inc	33,522
38,200	*	Merge Healthcare, Inc	186
31,965		Meridian Bioscience, Inc	767
23,230	*	Merit Medical Systems, Inc	456
30,372	*	Metropolitan Health Networks, Inc	144
25,884	*	Mettler-Toledo International, Inc	4,452
11,923	*	Molina Healthcare, Inc	477
9,533	*	MWI Veterinary Supply, Inc	769
6,756		National Healthcare Corp	314
19,956	*	Natus Medical, Inc	335
18,486	*	Neogen Corp	765
30,456	*	NuVasive, Inc	771
18,905	*	NxStage Medical, Inc	416
90,050		Omnicare, Inc	2,701
24,067	*	Omnicell, Inc	367
30,922	*	OraSure Technologies, Inc	243
14,876	*	Orthofix International NV	483
57,344	*	Orthovita, Inc	122
48,567		Owens & Minor, Inc	1,577
12,302	*	Palomar Medical Technologies, Inc	183
79,206		Patterson Cos, Inc	2,550
7,345	*	PDI, Inc	60
35,963	*	Pediatrix Medical Group, Inc	2,395
23,814	*	PharMerica Corp	272
8,598	*	Providence Service Corp	129
41,924	*	PSS World Medical, Inc	1,138
15,188		Quality Systems, Inc	1,266
100,598		Quest Diagnostics, Inc	5,807
21,781	*	Quidel Corp	261
18,890	*	RehabCare Group, Inc	696
116,858	*	Resmed, Inc	3,506

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,581	*	Rochester Medical Corp	$87
38,631	*	RTI Biologics, Inc	110
14,756	*	Rural	251
48,520	*	Select Medical Holdings Corp	391
25,744	*	Sirona Dental Systems, Inc	1,291
15,881	*	Skilled Healthcare Group, Inc (Class A)	229
44,003	*	Solta Medical, Inc	145
12,040	*	SonoSite, Inc	401
21,581	*	Spectranetics Corp	102
255,595		St. Jude Medical, Inc	13,102
26,141	*	Staar Surgical Co	146
16,786	*	Stereotaxis, Inc	65
45,845		STERIS Corp	1,583
243,076		Stryker Corp	14,779
19,029	*	Sun Healthcare Group, Inc	268
54,889	*	Sunrise Senior Living, Inc	655
13,627	*	SurModics, Inc	170
47,188	*	SXC Health Solutions Corp	2,586
32,497	*	Symmetry Medical, Inc	318
27,911	*	Syneron Medical Ltd	364
9,221	*	Synovis Life Technologies, Inc	177
11,500	*	Team Health Holdings, Inc	201
30,710		Teleflex, Inc	1,781
367,275	*	Tenet Healthcare Corp	2,736
43,318	*	Thoratec Corp	1,123
29,444	*	TomoTherapy, Inc	135
4,824	*	Transcend Services, Inc	116
14,800	*	Triple-S Management Corp (Class B)	305
37,485	*	Unilife Corp	213
876,989		UnitedHealth Group, Inc	39,641
23,233		Universal American Financial Corp	532
69,358		Universal Health Services, Inc (Class B)	3,427
8,422		US Physical Therapy, Inc	188
95,204	*	Varian Medical Systems, Inc	6,440
12,709	*	Vascular Solutions, Inc	139
66,310	*	VCA Antech, Inc	1,670
11,927	*	Vital Images, Inc	161
37,127	*	Volcano Corp	950
32,075	*	WellCare Health Plans, Inc	1,346
289,290		WellPoint, Inc	20,190
26,348		West Pharmaceutical Services, Inc	1,180
28,863	*	Wright Medical Group, Inc	491
4,290		Young Innovations, Inc	135
155,004	*	Zimmer Holdings, Inc	9,382
17,148	*	Zoll Medical Corp	768

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	526,494

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
68,075		Alberto-Culver Co	2,537
330,948		Avon Products, Inc	8,949
46,305	*	Central Garden and Pet Co (Class A)	426
54,834		Church & Dwight Co, Inc	4,351

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

109,210		Clorox Co	$7,652
379,432		Colgate-Palmolive Co	30,643
17,426	*	Elizabeth Arden, Inc	523
54,076	*	Energizer Holdings, Inc	3,848
85,023		Estee Lauder Cos (Class A)	8,193
11,623		Female Health Co	58
46,184		Herbalife Ltd	3,758
9,091		Inter Parfums, Inc	168
320,862		Kimberly-Clark Corp	20,943
9,661	*	Medifast, Inc	191
5,868	*	Nature’s Sunshine Products, Inc	53
38,826		Nu Skin Enterprises, Inc (Class A)	1,116
8,067	*	Nutraceutical International Corp	121
3,981		Oil-Dri Corp of America	85
32,300	*	Prestige Brands Holdings, Inc	371
2,224,339		Procter & Gamble Co	137,020
9,587	*	Revlon, Inc (Class A)	152
9,325		Schiff Nutrition International, Inc	85
11,963	*	Spectrum Brands, Inc	332
6,878	*	USANA Health Sciences, Inc	237
14,064		WD-40 Co	595

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	232,407

INSURANCE - 3.7%
261,114		ACE Ltd	16,893
363,202		Aflac, Inc	19,169
4,966	*	Alleghany Corp	1,644
32,822		Allied World Assurance Co Holdings Ltd	2,058
412,910		Allstate Corp	13,121
46,461		American Equity Investment Life Holding Co	610
65,151		American Financial Group, Inc	2,282
93,396	*	American International Group, Inc	3,282
4,964		American National Insurance Co	393
7,468	*	American Safety Insurance Holdings Ltd	160
13,065	*	Amerisafe, Inc	289
17,807		Amtrust Financial Services, Inc	340
253,787		AON Corp	13,440
37,879	*	Arch Capital Group Ltd	3,757
23,723		Argo Group International Holdings Ltd	784
79,596		Arthur J. Gallagher & Co	2,421
59,781		Aspen Insurance Holdings Ltd	1,648
86,328		Assurant, Inc	3,324
141,003		Assured Guaranty Ltd	2,101
91,618		Axis Capital Holdings Ltd	3,199
4,897		Baldwin & Lyons, Inc (Class B)	115
1,335,307	*	Berkshire Hathaway, Inc (Class B)	111,671
86,725		Brown & Brown, Inc	2,238
232,827		Chubb Corp	14,274
112,169		Cincinnati Financial Corp	3,679
32,879	*	Citizens, Inc (Class A)	240
19,762		CNA Financial Corp	584
16,018	*	CNA Surety Corp	405

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

177,105	*	Conseco, Inc	$1,330
14,025		Crawford & Co (Class B)	67
36,264		Delphi Financial Group, Inc (Class A)	1,114
9,364		Donegal Group, Inc (Class A)	125
17,698	*	eHealth, Inc	235
4,503		EMC Insurance Group, Inc	112
34,055		Employers Holdings, Inc	704
35,363		Endurance Specialty Holdings Ltd	1,726
4,920	*	Enstar Group Ltd	491
22,958		Erie Indemnity Co (Class A)	1,633
44,269		Everest Re Group Ltd	3,904
9,829		FBL Financial Group, Inc (Class A)	302
178,542		Fidelity National Title Group, Inc (Class A)	2,523
77,697		First American Financial Corp	1,282
40,236		Flagstone Reinsurance Holdings Ltd	363
10,330	*	Fpic Insurance Group, Inc	392
379,148	*	Genworth Financial, Inc (Class A)	5,103
20,683	*	Greenlight Capital Re Ltd (Class A)	583
7,438	*	Hallmark Financial Services	62
32,699		Hanover Insurance Group, Inc	1,480
10,427		Harleysville Group, Inc	345
338,761		Hartford Financial Services Group, Inc	9,123
87,439		HCC Insurance Holdings, Inc	2,738
33,859	*	Hilltop Holdings, Inc	340
29,235		Horace Mann Educators Corp	491
10,619		Infinity Property & Casualty Corp	632
2,078		Kansas City Life Insurance Co	66
233,468		Lincoln National Corp	7,013
242,830		Loews Corp	10,464
34,934		Maiden Holdings Ltd	262
7,378	*	Markel Corp	3,058
418,379		Marsh & McLennan Cos, Inc	12,472
74,338		Max Capital Group Ltd	1,661
131,730	*	MBIA, Inc	1,323
42,189		Meadowbrook Insurance Group, Inc	437
20,644		Mercury General Corp	808
501,859		Metlife, Inc	22,447
54,871		Montpelier Re Holdings Ltd	970
36,167	*	National Financial Partners Corp	533
9,917		National Interstate Corp	207
1,551		National Western Life Insurance Co (Class A)	252
8,494	*	Navigators Group, Inc	437
195,723		Old Republic International Corp	2,484
20,220		OneBeacon Insurance Group Ltd (Class A)	274
52,600		PartnerRe Ltd	4,168
98,653	*	Phoenix Cos, Inc	268
32,655		Platinum Underwriters Holdings Ltd	1,244
13,808		Presidential Life Corp	132
18,348		Primerica, Inc	468
244,384		Principal Financial Group	7,847
23,604	*	ProAssurance Corp	1,496
512,997		Progressive Corp	10,840

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,519		Protective Life Corp	$1,740
358,812		Prudential Financial, Inc	22,095
56,415		Reinsurance Group of America, Inc (Class A)	3,542
41,793		RenaissanceRe Holdings Ltd	2,883
14,489		RLI Corp	835
11,015		Safety Insurance Group, Inc	508
14,868		SeaBright Insurance Holdings, Inc	152
40,400		Selective Insurance Group, Inc	699
35,995		Stancorp Financial Group, Inc	1,660
9,480		State Auto Financial Corp	173
12,744		Stewart Information Services Corp	134
25,000		Symetra Financial Corp	340
63,913		Torchmark Corp	4,249
31,231		Tower Group, Inc	750
47,478		Transatlantic Holdings, Inc	2,311
338,021		Travelers Cos, Inc	20,104
12,914	*	United America Indemnity Ltd	284
17,338		United Fire & Casualty Co	350
39,343		Unitrin, Inc	1,215
10,064		Universal Insurance Holdings, Inc	55
257,134		UnumProvident Corp	6,750
61,346		Validus Holdings Ltd	2,045
97,634		W.R. Berkley Corp	3,145
1,029		Wesco Financial Corp	400
5,696		White Mountains Insurance Group Ltd	2,074
246,530		XL Capital Ltd	6,065

		TOTAL INSURANCE	437,510

MATERIALS - 4.3%
24,943		A. Schulman, Inc	617
5,113	*	AEP Industries, Inc	152
163,870		Air Products & Chemicals, Inc	14,778
64,964		Airgas, Inc	4,315
84,458		AK Steel Holding Corp	1,333
71,187		Albemarle Corp	4,255
783,333		Alcoa, Inc	13,826
75,995		Allegheny Technologies, Inc	5,146
57,287	*	Allied Nevada Gold Corp	2,033
18,209		AMCOL International Corp	655
18,079		American Vanguard Corp	157
52,265		Aptargroup, Inc	2,620
17,411		Arch Chemicals, Inc	724
60,252		Ashland, Inc	3,480
21,090		Balchem Corp	791
142,546		Ball Corp	5,111
84,437		Bemis Co, Inc	2,770
49,983		Boise, Inc	458
14,781	*	Brush Engineered Materials, Inc	603
31,123		Buckeye Technologies, Inc	847
50,868		Cabot Corp	2,355
45,612	*	Calgon Carbon Corp	724
60,098	*	Capital Gold Corp	386

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,840		Carpenter Technology Corp	$1,488
11,808	*	Castle (A.M.) & Co	223
120,746		Celanese Corp (Series A)	5,358
49,500	*	Century Aluminum Co	925
55,160		CF Industries Holdings, Inc	7,545
8,801	*	Clearwater Paper Corp	716
104,449		Cleveland-Cliffs, Inc	10,265
69,583	*	Coeur d’Alene Mines Corp	2,420
86,134		Commercial Metals Co	1,488
25,270		Compass Minerals International, Inc	2,364
124,785	*	Crown Holdings, Inc	4,814
38,318		Cytec Industries, Inc	2,083
9,014		Deltic Timber Corp	602
32,513		Domtar Corporation	2,984
893,172		Dow Chemical Co	33,717
700,453		Du Pont (E.I.) de Nemours & Co	38,503
33,735		Eagle Materials, Inc	1,021
55,878		Eastman Chemical Co	5,550
180,272		Ecolab, Inc	9,197
66,070	*	Ferro Corp	1,096
56,112		FMC Corp	4,766
724,922		Freeport-McMoRan Copper & Gold, Inc (Class B)	40,268
84,902	*	General Moly, Inc	457
25,535	*	Georgia Gulf Corp	945
35,119		Glatfelter	468
47,286		Globe Specialty Metals, Inc	1,076
196,126	*	Golden Star Resources Ltd	582
13,000	*	Graham Packaging Co, Inc	227
86,187	*	Graphic Packaging Holding Co	467
26,849		Greif, Inc (Class A)	1,756
36,079		H.B. Fuller Co	775
6,809		Hawkins, Inc	280
9,402		Haynes International, Inc	521
54,162	*	Headwaters, Inc	320
214,218	*	Hecla Mining Co	1,945
33,599	*	Horsehead Holding Corp	573
141,592		Huntsman Corp	2,461
16,427		Innophos Holdings, Inc	757
61,427		International Flavors & Fragrances, Inc	3,827
336,783		International Paper Co	10,165
33,342	*	Intrepid Potash, Inc	1,161
65,101	*	Jaguar Mining, Inc	340
11,905		Kaiser Aluminum Corp	586
32,261	*	Kapstone Paper and Packaging Corp	554
4,800		KMG Chemicals, Inc	94
16,539		Koppers Holdings, Inc	706
8,500	*	Kraton Polymers LLC	325
14,893	*	Landec Corp	97
91,007	*	Louisiana-Pacific Corp	956
16,187	*	LSB Industries, Inc	642
52,604		Lubrizol Corp	7,047
35,019		Martin Marietta Materials, Inc	3,140

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

131,629		MeadWestvaco Corp	$3,992
8,652	*	Metals USA Holdings Corp	142
14,800		Minerals Technologies, Inc	1,014
19,600	*	Molycorp, Inc	1,176
421,569		Monsanto Co	30,463
121,899		Mosaic Co	9,600
23,791		Myers Industries, Inc	236
100,113		Nalco Holding Co	2,734
11,726		Neenah Paper, Inc	258
7,956		NewMarket Corp	1,259
368,189		Newmont Mining Corp	20,095
4,943		NL Industries, Inc	73
8,552	*	Noranda Aluminium Holding Corp	137
242,914		Nucor Corp	11,179
63,038		Olin Corp	1,445
9,331		Olympic Steel, Inc	306
23,303	*	OM Group, Inc	851
32,453	*	Omnova Solutions, Inc	255
127,123	*	Owens-Illinois, Inc	3,838
79,420		Packaging Corp of America	2,294
67,684		PolyOne Corp	962
129,107		PPG Industries, Inc	12,292
236,584		Praxair, Inc	24,037
7,327		Quaker Chemical Corp	294
55,860		Reliance Steel & Aluminum Co	3,228
30,537		Rock-Tenn Co (Class A)	2,118
40,015	*	Rockwood Holdings, Inc	1,970
41,144		Royal Gold, Inc	2,156
98,223		RPM International, Inc	2,331
23,200	*	RTI International Metals, Inc	723
16,575		Schnitzer Steel Industries, Inc (Class A)	1,078
14,072		Schweitzer-Mauduit International, Inc	712
34,625		Scotts Miracle-Gro Co (Class A)	2,003
123,206		Sealed Air Corp	3,285
30,735	*	Senomyx, Inc	186
38,347		Sensient Technologies Corp	1,374
71,242		Sherwin-Williams Co	5,984
93,644		Sigma-Aldrich Corp	5,960
42,980		Silgan Holdings, Inc	1,639
93,627	*	Solutia, Inc	2,378
77,510		Sonoco Products Co	2,808
130,495		Southern Copper Corp (NY)	5,255
25,932	*	Spartech Corp	188
165,292		Steel Dynamics, Inc	3,103
5,500		Stepan Co	399
34,216	*	Stillwater Mining Co	785
21,697	*	STR Holdings, Inc	416
83,185		Temple-Inland, Inc	1,947
17,319		Texas Industries, Inc	783
6,142	*	Texas Petrochemicals, Inc	177
125,958	*	Thompson Creek Metals Co, Inc	1,580
65,998	*	Titanium Metals Corp	1,226

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,357	*	United States Lime & Minerals, Inc	$55
110,404		United States Steel Corp	5,955
4,623	*	Universal Stainless & Alloy	156
21,458	*	US Energy Corp Wyoming	134
68,813	*	US Gold Corp	608
76,637		Valspar Corp	2,997
11,300	*	Verso Paper Corp	60
98,368		Vulcan Materials Co	4,485
45,249		Walter Energy, Inc	6,128
37,679		Wausau Paper Corp	288
15,532		Westlake Chemical Corp	873
46,555		Worthington Industries, Inc	974
54,089	*	WR Grace & Co	2,071
15,316		Zep, Inc	267
19,213	*	Zoltek Cos, Inc	258

		TOTAL MATERIALS	498,812

MEDIA - 3.2%
13,486	*	AH Belo Corp (Class A)	113
20,466		Arbitron, Inc	819
10,098	*	Ascent Media Corp (Series A)	493
10,405	*	Ballantyne Strong, Inc	75
72,008	*	Belo (A.H.) Corp (Class A)	634
181,835		Cablevision Systems Corp (Class A)	6,293
8,632	*	Carmike Cinemas, Inc	62
521,879		CBS Corp (Class B)	13,068
27,491	*	Central European Media Enterprises Ltd (Class A) Nasdaq	580
45,103		Cinemark Holdings, Inc	873
44,420	*	CKX, Inc	187
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	408
2,168,926		Comcast Corp (Class A)	53,616
13,062	*	Crown Media Holdings, Inc (Class A)	30
17,373	*	Cumulus Media, Inc (Class A)	75
38,457	*	Dex One Corp	186
602,572	*	DIRECTV	28,200
219,073	*	Discovery Communications, Inc (Class A)	8,741
155,984		DISH Network Corp (Class A)	3,800
58,999	*	DreamWorks Animation SKG, Inc (Class A)	1,648
18,269	*	Entercom Communications Corp (Class A)	201
38,482	*	Entravision Communications Corp (Class A)	104
21,197	*	EW Scripps Co (Class A)	210
5,404	*	Fisher Communications, Inc	168
184,081		Gannett Co, Inc	2,804
8,856	*	Global Sources Ltd	103
37,922	*	Gray Television, Inc	78
33,505		Harte-Hanks, Inc	399
376,254		Interpublic Group of Cos, Inc	4,730
33,375		John Wiley & Sons, Inc (Class A)	1,697
42,642	*	Journal Communications, Inc (Class A)	256
23,300	*	Knology, Inc	301
43,505	*	Lamar Advertising Co (Class A)	1,607
35,471	*	Lee Enterprises, Inc	96

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

183,024	*	Liberty Global, Inc (Class A)	$7,579
56,043	*	Liberty Media Corp - Capital (Series A)	4,129
40,282	*	Liberty Media Corp - Starz	3,126
29,608	*	Lin TV Corp (Class A)	176
52,820	*	Lions Gate Entertainment Corp	330
108,249	*	Live Nation, Inc	1,082
14,920	*	Lodgenet Entertainment Corp	54
45,616	*	Madison Square Garden, Inc	1,231
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	109
51,376	*	McClatchy Co (Class A)	175
242,694		McGraw-Hill Cos, Inc	9,562
16,772	*	Media General, Inc (Class A)	115
26,535		Meredith Corp	900
16,901		Morningstar, Inc	987
40,500		National CineMedia, Inc	756
104,815	*	New York Times Co (Class A)	993
1,764,636		News Corp (Class A)	30,987
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	69
223,785		Omnicom Group, Inc	10,979
11,051		Outdoor Channel Holdings, Inc	82
31,380		Primedia, Inc	153
24,625	*	Radio One, Inc	48
3,854	*	ReachLocal, Inc	77
60,087		Regal Entertainment Group (Class A)	811
7,217	*	Rentrak Corp	194
22,736		Scholastic Corp	615
69,106		Scripps Networks Interactive (Class A)	3,462
34,573		Sinclair Broadcast Group, Inc (Class A)	434
2,997,389	*	Sirius XM Radio, Inc	4,976
10,001	*	SuperMedia, Inc	62
288,806		Thomson Corp	11,333
273,097		Time Warner Cable, Inc	19,483
878,742		Time Warner, Inc	31,371
38,340	*	Valassis Communications, Inc	1,117
470,274		Viacom, Inc (Class B)	21,877
256,036		Virgin Media, Inc	7,115
1,512,315		Walt Disney Co	65,165
39,735	*	Warner Music Group Corp	269
4,250		Washington Post Co (Class B)	1,860
3,997	*	Westwood One, Inc	29
18,692		World Wrestling Entertainment, Inc (Class A)	235

		TOTAL MEDIA	376,762

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
1,192,249		Abbott Laboratories	58,480
29,951	*	Acorda Therapeutics, Inc	695
6,188	*	Acura Pharmaceuticals, Inc	20
14,564	*	Affymax, Inc	85
56,476	*	Affymetrix, Inc	294
268,346	*	Agilent Technologies, Inc	12,017
50,321	*	Akorn, Inc	290
17,349	*	Albany Molecular Research, Inc	74

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,087	*	Alexion Pharmaceuticals, Inc	$6,818
29,730	*	Alexza Pharmaceuticals, Inc	51
70,988	*	Alkermes, Inc	919
234,386		Allergan, Inc	16,646
63,430	*	Allos Therapeutics, Inc	201
27,380	*	Alnylam Pharmaceuticals, Inc	262
16,995	*	AMAG Pharmaceuticals, Inc	284
740,515	*	Amgen, Inc	39,580
110,387	*	Amylin Pharmaceuticals, Inc	1,255
12,961	*	Ardea Biosciences, Inc	372
148,696	*	Arena Pharmaceuticals, Inc	207
95,008	*	Ariad Pharmaceuticals, Inc	714
31,352	*	Arqule, Inc	224
33,623	*	Array Biopharma, Inc	103
33,391	*	Auxilium Pharmaceuticals, Inc	717
68,911	*	AVANIR Pharmaceuticals, Inc	281
6,772	*	AVEO Pharmaceuticals, Inc	91
98,905	*	AVI BioPharma, Inc	185
22,254	*	BioCryst Pharmaceuticals, Inc	84
7,894	*	Biodel, Inc	17
186,116	*	Biogen Idec, Inc	13,659
76,417	*	BioMarin Pharmaceuticals, Inc	1,920
8,360	*	BioMimetic Therapeutics, Inc	110
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,828
50,971	*	Biosante Pharmaceuticals, Inc	101
2,885	*	Biospecifics Technologies Corp	74
16,168	*	Biotime, Inc	120
1,329,607		Bristol-Myers Squibb Co	35,142
55,811	*	Bruker BioSciences Corp	1,164
17,732	*	Cadence Pharmaceuticals, Inc	163
34,601	*	Caliper Life Sciences, Inc	234
20,927	*	Cambrex Corp	115
5,883	*	Caraco Pharmaceutical Laboratories Ltd	31
62,836	*	Celera Corp	510
358,378	*	Celgene Corp	20,616
24,391	*	Celldex Therapeutics, Inc	98
58,202	*	Cephalon, Inc	4,411
45,716	*	Cepheid, Inc	1,281
45,191	*	Charles River Laboratories International, Inc	1,734
29,400	*	Chelsea Therapeutics International, Inc	115
17,449	*	China Aoxing Pharmaceutical Co, Inc	38
10,743	*	Clinical Data, Inc	326
7,697	*	Codexis, Inc	91
51,595	*	Combinatorx, Inc	125
19,348	*	Corcept Therapeutics, Inc	82
5,072	*	Cornerstone Therapeutics, Inc	34
50,029	*	Covance, Inc	2,738
45,663	*	Cubist Pharmaceuticals, Inc	1,153
9,817	*	Cumberland Pharmaceuticals, Inc	54
47,886	*	Curis, Inc	156
33,643	*	Cytokinetics, Inc	50
30,280	*	Cytori Therapeutics, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

80,922	*	Cytrx	$71
109,911	*	Dendreon Corp	4,114
56,725	*	Depomed, Inc	570
13,862	*	Dionex Corp	1,636
50,131	*	Durect Corp	180
69,074	*	Dyax Corp	111
88,678	*	Dynavax Technologies Corp	245
785,687		Eli Lilly & Co	27,633
16,293	*	Emergent Biosolutions, Inc	394
89,664	*	Endo Pharmaceuticals Holdings, Inc	3,422
18,855	*	Enzo Biochem, Inc	79
43,349	*	Enzon Pharmaceuticals, Inc	473
35,238	*	eResearch Technology, Inc	239
44,787	*	Exact Sciences Corp	330
97,774	*	Exelixis, Inc	1,105
220,782	*	Forest Laboratories, Inc	7,131
7,338	*	Furiex Pharmaceuticals Inc	124
11,423	*	Genomic Health, Inc	281
206,844	*	Genzyme Corp	15,751
88,925	*	Geron Corp	449
621,822	*	Gilead Sciences, Inc	26,389
59,871	*	Halozyme Therapeutics, Inc	402
6,140	*	Hi-Tech Pharmacal Co, Inc	124
128,458	*	Hospira, Inc	7,091
144,582	*	Human Genome Sciences, Inc	3,969
27,652	*	Idenix Pharmaceuticals, Inc	92
93,920	*	Illumina, Inc	6,581
54,113	*	Immunogen, Inc	491
54,649	*	Immunomedics, Inc	209
46,831	*	Impax Laboratories, Inc	1,192
67,377	*	Incyte Corp	1,068
14,237	*	Infinity Pharmaceuticals, Inc	84
36,185	*	Inhibitex, Inc	131
60,884	*	Inovio Biomedical Corp	67
47,438	*	Inspire Pharmaceuticals, Inc	188
37,610	*	InterMune, Inc	1,775
14,813	*	Ironwood Pharmaceuticals, Inc	207
74,058	*	Isis Pharmaceuticals, Inc	669
12,001	*	Jazz Pharmaceuticals, Inc	382
2,130,254		Johnson & Johnson	126,217
10,294	*	Kendle International, Inc	110
39,709	*	Keryx Biopharmaceuticals, Inc	199
7,363	*	Lannett Co, Inc	41
154,334	*	Lexicon Pharmaceuticals, Inc	259
140,430	*	Life Technologies Corp	7,361
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	146
31,134	*	Luminex Corp	584
55,893	*	MannKind Corp	204
10,443	*	MAP Pharmaceuticals, Inc	144
16,427		Maxygen, Inc	85
41,466	*	Medicines Co	675
45,638		Medicis Pharmaceutical Corp (Class A)	1,462

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,163	*	Medivation, Inc	$525
2,407,354		Merck & Co, Inc	79,467
17,882	*	Metabolix, Inc	188
60,776	*	Micromet, Inc	341
34,069	*	Momenta Pharmaceuticals, Inc	540
332,723	*	Mylan Laboratories, Inc	7,543
72,298	*	Myriad Genetics, Inc	1,457
40,164	*	Nabi Biopharmaceuticals	233
8,950	*	Nanosphere, Inc	29
87,448	*	Nektar Therapeutics	828
19,348	*	Neostem, Inc	33
33,107	*	Neuralstem, Inc	60
37,513	*	Neurocrine Biosciences, Inc	285
7,464	*	NeurogesX, Inc	30
69,550	*	Novavax, Inc	180
45,495	*	NPS Pharmaceuticals, Inc	435
15,169	*	Nymox Pharmaceutical Corp	120
12,855	*	Obagi Medical Products, Inc	162
13,807	*	Omeros Corp	110
48,332	*	Onyx Pharmaceuticals, Inc	1,700
69,903	*	Opko Health, Inc	261
31,166	*	Optimer Pharmaceuticals, Inc	369
23,670	*	Orexigen Therapeutics, Inc	67
12,630	*	Osiris Therapeutics, Inc	92
11,600	*	Pacific Biosciences of California, Inc	163
24,948		Pain Therapeutics, Inc	239
26,028	*	Par Pharmaceutical Cos, Inc	809
46,868	*	Parexel International Corp	1,167
115,867		PDL BioPharma, Inc	672
39,629	*	Peregrine Pharmaceuticals, Inc	94
89,639		PerkinElmer, Inc	2,355
61,547		Perrigo Co	4,894
6,230,168		Pfizer, Inc	126,534
81,377		Pharmaceutical Product Development, Inc	2,255
28,599	*	Pharmacyclics, Inc	168
24,623	*	Pharmasset, Inc	1,938
15,548	*	Pozen, Inc	83
15,641	*	Progenics Pharmaceuticals, Inc	97
26,244	*	Pure Bioscience	41
45,923	*	Questcor Pharmaceuticals, Inc	662
54,116	*	Regeneron Pharmaceuticals, Inc	2,432
38,564	*	Rigel Pharmaceuticals, Inc	274
43,161	*	Salix Pharmaceuticals Ltd	1,512
32,625	*	Sangamo Biosciences, Inc	272
40,020	*	Santarus, Inc	137
60,281	*	Savient Pharmaceuticals, Inc	639
28,586	*	Sciclone Pharmaceuticals, Inc	115
72,220	*	Seattle Genetics, Inc	1,124
87,069	*	Sequenom, Inc	551
26,901	*	SIGA Technologies, Inc	326
22,720	*	Somaxon Pharmaceuticals, Inc	64
47,540	*	Spectrum Pharmaceuticals, Inc	423

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

77,753	*	StemCells, Inc	$71
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	27
44,629	*	SuperGen, Inc	138
11,524	*	Synta Pharmaceuticals Corp	61
38,600	*	Talecris Biotherapeutics Holdings Corp	1,034
18,344	*	Targacept, Inc	488
30,021		Techne Corp	2,150
47,348	*	Theravance, Inc	1,147
316,261	*	Thermo Electron Corp	17,567
38,302	*	United Therapeutics Corp	2,567
26,661	*	Vanda Pharmaceuticals, Inc	194
159,837	*	Vertex Pharmaceuticals, Inc	7,661
44,579	*	Vical, Inc	132
60,661	*	Viropharma, Inc	1,207
62,291	*	Vivus, Inc	386
69,342		Warner Chilcott plc	1,614
71,848	*	Waters Corp	6,244
85,803	*	Watson Pharmaceuticals, Inc	4,806
22,676	*	Xenoport, Inc	134
54,772	*	ZIOPHARM Oncology, Inc	342

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	775,477

REAL ESTATE - 2.8%
30,272		Acadia Realty Trust	573
5,860		Agree Realty Corp	132
1,423		Alexander’s, Inc	579
41,774		Alexandria Real Estate Equities, Inc	3,257
129,655		AMB Property Corp	4,664
19,700		American Assets Trust,Inc	419
49,786		American Campus Communities, Inc	1,643
96,312		American Capital Agency Corp	2,807
610,183		Annaly Capital Management, Inc	10,648
87,436		Anworth Mortgage Asset Corp	620
90,448		Apartment Investment & Management Co (Class A)	2,304
13,700		Apollo Commercial Real Estate Finance, Inc	224
43,238		Ashford Hospitality Trust, Inc	476
38,683		Associated Estates Realty Corp	614
63,799		AvalonBay Communities, Inc	7,661
7,072	*	Avatar Holdings, Inc	140
99,986		BioMed Realty Trust, Inc	1,902
107,171		Boston Properties, Inc	10,165
101,192		Brandywine Realty Trust	1,228
49,261		BRE Properties, Inc (Class A)	2,324
50,873		Camden Property Trust	2,891
23,300		Campus Crest Communities, Inc	276
54,804		Capital Lease Funding, Inc	300
53,838		Capstead Mortgage Corp	688
220,135	*	CB Richard Ellis Group, Inc (Class A)	5,877
106,965		CBL & Associates Properties, Inc	1,863
41,738		Cedar Shopping Centers, Inc	252
6,764		Chatham Lodging Trust	110
11,500		Chesapeake Lodging Trust	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

757,920		Chimera Investment Corp	$3,001
39,627		Cogdell Spencer, Inc	235
59,728		Colonial Properties Trust	1,150
11,100		Colony Financial, Inc	209
4,977		Consolidated-Tomoka Land Co	161
15,000		Coresite Realty	238
51,077		Corporate Office Properties Trust	1,846
67,154		Cousins Properties, Inc	561
10,600		CreXus Investment Corp	121
53,556		Cypress Sharpridge Investments, Inc	679
189,300		DCT Industrial Trust, Inc	1,051
153,986		Developers Diversified Realty Corp	2,156
125,111		DiamondRock Hospitality Co	1,397
66,471		Digital Realty Trust, Inc	3,865
94,119		Douglas Emmett, Inc	1,765
192,154		Duke Realty Corp	2,692
31,857		DuPont Fabros Technology, Inc	773
20,787		Dynex Capital, Inc	209
20,779		EastGroup Properties, Inc	914
56,527		Education Realty Trust, Inc	454
35,904		Entertainment Properties Trust	1,681
19,332		Equity Lifestyle Properties, Inc	1,114
30,861		Equity One, Inc	579
218,120		Equity Residential	12,303
23,054		Essex Property Trust, Inc	2,859
11,724		Excel Trust, Inc	138
64,214		Extra Space Storage, Inc	1,330
47,643		Federal Realty Investment Trust	3,886
87,227	*	FelCor Lodging Trust, Inc	535
60,300	*	First Industrial Realty Trust, Inc	717
32,992		First Potomac Realty Trust	520
97,002	*	Forest City Enterprises, Inc (Class A)	1,827
29,389	*	Forestar Real Estate Group, Inc	559
56,329		Franklin Street Properties Corp	793
319,612		General Growth Properties, Inc	4,948
18,098		Getty Realty Corp	414
6,667		Gladstone Commercial Corp	122
84,626		Glimcher Realty Trust	783
24,781		Government Properties Income Trust	666
44,436		Hatteras Financial Corp	1,250
310,382		HCP, Inc	11,776
136,402		Health Care REIT, Inc	7,153
52,474		Healthcare Realty Trust, Inc	1,191
104,583		Hersha Hospitality Trust	621
54,288		Highwoods Properties, Inc	1,901
30,266		Home Properties, Inc	1,784
94,278		Hospitality Properties Trust	2,183
507,442		Host Marriott Corp	8,936
22,425	*	Howard Hughes Corp	1,584
55,294		HRPT Properties Trust	1,436
7,900		Hudson Pacific Properties	116
64,150		Inland Real Estate Corp	612

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,700		Invesco Mortgage Capital, Inc	$867
61,579		Investors Real Estate Trust	585
98,938	*	iStar Financial, Inc	908
32,173		Jones Lang LaSalle, Inc	3,208
16,390	*	Kennedy-Wilson Holdings, Inc	178
41,516		Kilroy Realty Corp	1,612
312,567		Kimco Realty Corp	5,732
35,097		Kite Realty Group Trust	186
52,068		LaSalle Hotel Properties	1,406
87,513		Lexington Corporate Properties Trust	818
85,677		Liberty Property Trust	2,819
21,755		LTC Properties, Inc	617
100,140		Macerich Co	4,960
67,066		Mack-Cali Realty Corp	2,274
37,179	*	Maguire Properties, Inc	138
86,187		Medical Properties Trust, Inc	997
217,155		MFA Mortgage Investments, Inc	1,781
25,105		Mid-America Apartment Communities, Inc	1,612
14,218		Mission West Properties, Inc	93
20,723		Monmouth Real Estate Investment Corp (Class A)	170
20,485		National Health Investors, Inc	982
65,361		National Retail Properties, Inc	1,708
96,591		Nationwide Health Properties, Inc	4,108
67,279	*	Newcastle Investment Corp	406
63,283		NorthStar Realty Finance Corp	339
32,022		NRDC Acquisition Corp	350
76,065		Omega Healthcare Investors, Inc	1,699
6,398		One Liberty Properties, Inc	96
16,523		Parkway Properties, Inc	281
26,100		Pebblebrook Hotel Trust	578
46,426		Pennsylvania Real Estate Investment Trust	662
16,800		Pennymac Mortgage Investment Trust	309
40,500		Piedmont Office Realty Trust, Inc	786
126,033		Plum Creek Timber Co, Inc	5,496
36,066		Post Properties, Inc	1,416
30,874		Potlatch Corp	1,241
441,687		Prologis	7,058
15,582		PS Business Parks, Inc	903
108,768		Public Storage, Inc	12,062
125,270		RAIT Investment Trust	308
29,459		Ramco-Gershenson Properties	369
61,487		Rayonier, Inc	3,831
90,237		Realty Income Corp	3,154
66,052		Redwood Trust, Inc	1,027
61,243		Regency Centers Corp	2,663
32,667		Resource Capital Corp	215
19,029		Sabra Healthcare REIT, Inc	335
6,582		Saul Centers, Inc	293
108,382		Senior Housing Properties Trust	2,497
226,637		Simon Property Group, Inc	24,285
60,155		SL Green Realty Corp	4,524
21,282		Sovran Self Storage, Inc	842

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,749	*	St. Joe Co	$1,749
55,100		Starwood Property Trust, Inc	1,229
118,688	*	Strategic Hotels & Resorts, Inc	766
14,717		Sun Communities, Inc	525
89,758	*	Sunstone Hotel Investors, Inc	915
62,182		Tanger Factory Outlet Centers, Inc	1,632
42,522		Taubman Centers, Inc	2,278
11,747	*	Tejon Ranch Co	432
6,500	*	Terreno Realty Corp	112
26,189	*	Thomas Properties Group, Inc	88
53,497		Two Harbors Investment Corp	560
138,969		UDR, Inc	3,387
6,794		UMH Properties, Inc	68
10,285		Universal Health Realty Income Trust	417
19,529		Urstadt Biddle Properties, Inc (Class A)	371
72,463		U-Store-It Trust	762
120,079		Ventas, Inc	6,520
124,263		Vornado Realty Trust	10,873
23,146		Walter Investment Management Corp	373
49,089		Washington Real Estate Investment Trust	1,526
88,505		Weingarten Realty Investors	2,218
412,759		Weyerhaeuser Co	10,154
16,316		Winthrop Realty Trust	200

		TOTAL REAL ESTATE	327,570

RETAILING - 3.6%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	49
34,292	*	99 Cents Only Stores	672
56,057		Aaron’s, Inc	1,422
68,065		Abercrombie & Fitch Co (Class A)	3,995
67,926		Advance Auto Parts, Inc	4,457
72,957	*	Aeropostale, Inc	1,774
270,327	*	Amazon.com, Inc	48,693
149,222		American Eagle Outfitters, Inc	2,371
6,968	*	America’s Car-Mart, Inc	180
42,913	*	Ann Taylor Stores Corp	1,249
19,614	*	Asbury Automotive Group, Inc	363
10,900	*	Audiovox Corp (Class A)	87
50,389	*	Autonation, Inc	1,782
20,483	*	Autozone, Inc	5,603
28,636		Barnes & Noble, Inc	263
23,033		Bebe Stores, Inc	135
202,571	*	Bed Bath & Beyond, Inc	9,778
250,652		Best Buy Co, Inc	7,199
15,894		Big 5 Sporting Goods Corp	189
57,683	*	Big Lots, Inc	2,505
10,366	*	Blue Nile, Inc	560
9,116	*	Bon-Ton Stores, Inc/the	141
5,600		Books-A-Million, Inc	23
32,106		Brown Shoe Co, Inc	392
19,480		Buckle, Inc	787
10,668	*	Build-A-Bear Workshop, Inc	65

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,566	*	Cabela’s, Inc	$764
173,107	*	Carmax, Inc	5,557
32,976	*	Casual Male Retail Group, Inc	162
21,208		Cato Corp (Class A)	520
112,714	*	Charming Shoppes, Inc	480
136,751		Chico’s FAS, Inc	2,038
20,820	*	Children’s Place Retail Stores, Inc	1,037
27,159		Christopher & Banks Corp	176
12,866	*	Citi Trends, Inc	287
46,768	*	Coldwater Creek, Inc	123
48,995	*	Collective Brands, Inc	1,057
12,208	*	Conn’s, Inc	55
8,334	*	Core-Mark Holding Co, Inc	275
7,524		Destination Maternity Corp	174
67,126	*	Dick’s Sporting Goods, Inc	2,684
35,338		Dillard’s, Inc (Class A)	1,418
56,012	*	Dollar General Corp	1,756
98,091	*	Dollar Tree, Inc	5,446
61,220	*	Drugstore.Com	236
12,248	*	DSW, Inc (Class A)	489
158,241		Expedia, Inc	3,586
12,097		Express Parent LLC	236
96,798		Family Dollar Stores, Inc	4,968
39,004		Finish Line, Inc (Class A)	774
119,112		Foot Locker, Inc	2,349
29,664		Fred’s, Inc (Class A)	395
11,202		Gaiam, Inc (Class A)	74
117,815	*	GameStop Corp (Class A)	2,653
328,261		Gap, Inc	7,438
18,687	*	Genesco, Inc	751
122,355		Genuine Parts Co	6,564
19,717		Group 1 Automotive, Inc	844
47,951		Guess ?, Inc	1,887
16,062		Haverty Furniture Cos, Inc	213
9,008	*	hhgregg, Inc	121
20,590	*	Hibbett Sports, Inc	737
1,308,291		Home Depot, Inc	48,484
36,184		Hot Topic, Inc	206
30,139	*	HSN, Inc	965
182,500		JC Penney Co, Inc	6,554
19,864	*	JOS A Bank Clothiers, Inc	1,011
13,001	*	Kirkland’s, Inc	201
225,033		Kohl’s Corp	11,936
460,658	*	Liberty Media Holding Corp (Interactive A)	7,389
206,045		Limited Brands, Inc	6,775
20,412		Lithia Motors, Inc (Class A)	298
110,420	*	LKQ Corp	2,661
1,114,080		Lowe’s Cos, Inc	29,444
16,815	*	Lumber Liquidators, Inc	420
321,128		Macy’s, Inc	7,791
16,477	*	MarineMax, Inc	162
40,609		Men’s Wearhouse, Inc	1,099

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,010	*	Midas, Inc	$77
22,581		Monro Muffler, Inc	745
30,779	*	NetFlix, Inc	7,305
32,006	*	New York & Co, Inc	224
129,377		Nordstrom, Inc	5,806
20,499		Nutri/System, Inc	297
212,310	*	Office Depot, Inc	983
64,982	*	OfficeMax, Inc	841
23,547	*	Orbitz Worldwide, Inc	84
106,456	*	O’Reilly Automotive, Inc	6,117
11,517	*	Overstock.com, Inc	181
47,625	*	Pacific Sunwear Of California, Inc	172
30,900	*	Penske Auto Group, Inc	619
37,199		PEP Boys - Manny Moe & Jack	473
17,550		PetMed Express, Inc	278
91,350		Petsmart, Inc	3,741
81,262	*	Pier 1 Imports, Inc	825
36,677	*	Priceline.com, Inc	18,575
86,926		RadioShack Corp	1,305
50,902		Rent-A-Center, Inc	1,777
17,729	*	Retail Ventures, Inc	306
94,342		Ross Stores, Inc	6,710
11,225	*	Rue21, Inc	323
102,354	*	Saks, Inc	1,158
76,850	*	Sally Beauty Holdings, Inc	1,077
35,032	*	Sears Holdings Corp	2,895
46,381	*	Select Comfort Corp	559
5,056	*	Shoe Carnival, Inc	142
22,139	*	Shutterfly, Inc	1,159
65,800	*	Signet Jewelers Ltd	3,028
27,187		Sonic Automotive, Inc (Class A)	381
30,798		Stage Stores, Inc	592
563,036		Staples, Inc	10,934
17,973		Stein Mart, Inc	182
9,938		Systemax, Inc	134
54,244	*	Talbots, Inc	328
536,844		Target Corp	26,847
97,585		Tiffany & Co	5,996
314,997		TJX Companies, Inc	15,664
56,006		Tractor Supply Co	3,353
21,617	*	Tuesday Morning Corp	106
24,222	*	Ulta Salon Cosmetics & Fragrance, Inc	1,166
93,986	*	Urban Outfitters, Inc	2,804
9,604	*	US Auto Parts Network, Inc	84
10,000	*,m	Vitacost.com, Inc	57
12,284	*	Vitamin Shoppe, Inc	416
11,292	*	West Marine, Inc	118
73,584	*	Wet Seal, Inc (Class A)	315
72,475		Williams-Sonoma, Inc	2,935
1,945		Winmark Corp	90
17,544	*	Zumiez, Inc	464

		TOTAL RETAILING	419,202

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
25,828	*	Advanced Analogic Technologies, Inc	$98
29,482	*	Advanced Energy Industries, Inc	482
460,514	*	Advanced Micro Devices, Inc	3,960
3,864	*	Alpha & Omega Semiconductor Lt	49
246,987		Altera Corp	10,872
86,945	*	Amkor Technology, Inc	586
47,982	*	Anadigics, Inc	215
229,602		Analog Devices, Inc	9,042
1,041,291		Applied Materials, Inc	16,265
51,846	*	Applied Micro Circuits Corp	538
52,890	*	Atheros Communications, Inc	2,362
351,660	*	Atmel Corp	4,793
24,963	*	ATMI, Inc	471
81,773		Avago Technologies Ltd	2,543
116,290	*	Axcelis Technologies, Inc	308
23,951	*	AXT, Inc	172
415,638		Broadcom Corp (Class A)	16,368
52,087	*	Brooks Automation, Inc	715
17,424	*	Cabot Microelectronics Corp	910
34,263	*	Cavium Networks, Inc	1,539
14,775	*	Ceva, Inc	395
50,384	*	Cirrus Logic, Inc	1,060
15,857		Cohu, Inc	244
61,297	*	Conexant Systems, Inc	146
83,781	*	Cree, Inc	3,867
23,525	*	Cymer, Inc	1,331
126,575	*	Cypress Semiconductor Corp	2,453
24,448	*	Diodes, Inc	833
21,955	*	DSP Group, Inc	169
63,144	*	Energy Conversion Devices, Inc	143
105,554	*	Entegris, Inc	926
59,143	*	Entropic Communications, Inc	500
23,948	*	Evergreen Solar, Inc	32
25,111	*	Exar Corp	151
95,996	*	Fairchild Semiconductor International, Inc	1,747
29,895	*	FEI Co	1,008
42,865	*	First Solar, Inc	6,894
38,173	*	Formfactor, Inc	393
24,625	*	FSI International, Inc	108
13,134	*	GSI Technology, Inc	119
49,455	*	GT Solar International, Inc	527
21,374	*	Hittite Microwave Corp	1,363
5,300	*	Inphi Corp	111
124,419	*	Integrated Device Technology, Inc	917
19,660	*	Integrated Silicon Solution, Inc	182
4,297,551		Intel Corp	86,683
54,670	*	International Rectifier Corp	1,807
94,162		Intersil Corp (Class A)	1,172
16,725	*	IXYS Corp	225
130,712		Kla-Tencor Corp	6,192

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

50,517	*	Kopin Corp	$232
53,200	*	Kulicke & Soffa Industries, Inc	497
97,432	*	Lam Research Corp	5,520
81,127	*	Lattice Semiconductor Corp	479
172,947		Linear Technology Corp	5,816
504,520	*	LSI Logic Corp	3,431
37,527	*	LTX-Credence Corp	343
417,416	*	Marvell Technology Group Ltd	6,491
39,119	*	Mattson Technology, Inc	95
233,408		Maxim Integrated Products, Inc	5,975
5,588	*	MaxLinear, Inc	46
172,909	*	MEMC Electronic Materials, Inc	2,241
40,439		Micrel, Inc	545
142,077		Microchip Technology, Inc	5,400
661,530	*	Micron Technology, Inc	7,581
62,654	*	Microsemi Corp	1,298
24,281	*	Mindspeed Technologies, Inc	205
39,820	*	MIPS Technologies, Inc	418
38,788		MKS Instruments, Inc	1,292
28,410	*	Monolithic Power Systems, Inc	403
20,301	*	MoSys, Inc	122
13,765	*	Nanometrics, Inc	249
183,833		National Semiconductor Corp	2,636
47,835	*	Netlogic Microsystems, Inc	2,010
70,808	*	Novellus Systems, Inc	2,629
3,184	*	NVE Corp	179
440,346	*	Nvidia Corp	8,129
42,750	*	Omnivision Technologies, Inc	1,519
334,921	*	ON Semiconductor Corp	3,306
17,237	*	PDF Solutions, Inc	115
19,298	*	Pericom Semiconductor Corp	200
50,645	*	Photronics, Inc	454
26,715	*	PLX Technology, Inc	98
173,538	*	PMC - Sierra, Inc	1,302
20,115		Power Integrations, Inc	771
80,610	*	Rambus, Inc	1,596
209,504	*	RF Micro Devices, Inc	1,343
11,027	*	Rubicon Technology, Inc	305
20,900	*	Rudolph Technologies, Inc	229
47,571	*	Semtech Corp	1,190
27,850	*	Sigma Designs, Inc	361
56,384	*	Silicon Image, Inc	506
35,788	*	Silicon Laboratories, Inc	1,546
136,529	*	Skyworks Solutions, Inc	4,426
9,980	*	Spansion, Inc	186
18,903	*	Standard Microsystems Corp	466
74,916	*	Sunpower Corp (Class A)	1,284
8,595	*	Supertex, Inc	191
135,531	*	Teradyne, Inc	2,414
36,930	*	Tessera Technologies, Inc	674
945,192		Texas Instruments, Inc	32,667
40,125	*	Trident Microsystems, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

121,131	*	Triquint Semiconductor, Inc	$1,564
17,159	*	Ultra Clean Holdings	177
18,851	*	Ultratech, Inc	554
56,829	*	Varian Semiconductor Equipment Associates, Inc	2,766
31,233	*	Veeco Instruments, Inc	1,588
18,190	*	Volterra Semiconductor Corp	452
200,613		Xilinx, Inc	6,580
42,064	*	Zoran Corp	437

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	329,561

SOFTWARE & SERVICES - 8.6%
38,595	*	Accelrys, Inc	309
470,548		Accenture plc	25,865
27,282	*	ACI Worldwide, Inc	895
400,384		Activision Blizzard, Inc	4,392
40,528	*	Actuate Corp	211
52,067	*	Acxiom Corp	747
405,989	*	Adobe Systems, Inc	13,463
24,736	*	Advent Software, Inc	709
138,749	*	Akamai Technologies, Inc	5,272
41,169	*	Alliance Data Systems Corp	3,536
148,580	*	Amdocs Ltd	4,287
15,720		American Software, Inc (Class A)	116
14,356	*	Ancestry.com, Inc	509
70,574	*	Ansys, Inc	3,824
80,472	*	AOL, Inc	1,572
68,046	*	Ariba, Inc	2,323
47,691	*	Aspen Technology, Inc	715
176,436	*	Autodesk, Inc	7,783
389,571		Automatic Data Processing, Inc	19,988
35,258		Blackbaud, Inc	960
27,255	*	Blackboard, Inc	988
139,895	*	BMC Software, Inc	6,958
10,700	*	Booz Allen Hamilton Holding Co	193
24,349	*	Bottomline Technologies, Inc	612
96,770		Broadridge Financial Solutions, Inc	2,196
5,700	*	BroadSoft, Inc	272
299,945		CA, Inc	7,253
23,036	*	CACI International, Inc (Class A)	1,413
201,713	*	Cadence Design Systems, Inc	1,967
20,896	*	Cardtronics, Inc	425
6,400		Cass Information Systems, Inc	251
25,953	*	CDC Corp	66
52,926	*	Ciber, Inc	355
142,933	*	Citrix Systems, Inc	10,500
231,250	*	Cognizant Technology Solutions Corp (Class A)	18,824
33,451	*	Commvault Systems, Inc	1,334
119,163		Computer Sciences Corp	5,807
11,045	*	Computer Task Group, Inc	147
176,651	*	Compuware Corp	2,040
16,785	*	comScore, Inc	495
31,023	*	Concur Technologies, Inc	1,720

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,930	*	Constant Contact, Inc	$765
76,174	*	Convergys Corp	1,094
28,626	*	CSG Systems International, Inc	571
30,663	*	DealerTrack Holdings, Inc	704
13,498	*	Deltek, Inc	103
6,000	*	Demand Media, Inc	141
14,464	*	DemandTec, Inc	190
11,372	*	Dice Holdings, Inc	172
29,296	*	Digital River, Inc	1,097
5,437	*	DMRC Corp	157
27,367		DST Systems, Inc	1,446
82,942		Earthlink, Inc	649
888,132	*	eBay, Inc	27,569
23,473	*	Ebix, Inc	555
7,871	*	Echo Global Logistics, Inc	103
255,141	*	Electronic Arts, Inc	4,983
5,900	*	Envestnet, Inc	79
42,487	*	Epicor Software Corp	470
25,591		EPIQ Systems, Inc	367
2,603	*	ePlus, Inc	69
34,607	*	Equinix, Inc	3,153
36,402	*	Euronet Worldwide, Inc	704
13,663	*	ExlService Holdings, Inc	289
35,965		Factset Research Systems, Inc	3,767
36,812		Fair Isaac Corp	1,164
22,225	*	FalconStor Software, Inc	101
204,274		Fidelity National Information Services, Inc	6,678
89,297		First American Corp	1,652
117,663	*	Fiserv, Inc	7,380
9,400	*	FleetCor Technologies, Inc	307
11,266		Forrester Research, Inc	431
33,208	*	Fortinet, Inc	1,461
56,282	*	Gartner, Inc	2,345
50,971	*	Genpact Ltd	738
38,913	*	Global Cash Access, Inc	127
63,116		Global Payments, Inc	3,088
188,139	*	Google, Inc (Class A)	110,290
51,877	*	GSI Commerce, Inc	1,518
9,927	*	Guidance Software, Inc	83
30,102	*	Hackett Group, Inc	116
28,656		Heartland Payment Systems, Inc	502
55,257	*	IAC/InterActiveCorp	1,707
17,914		iGate Corp	336
70,763	*	Informatica Corp	3,696
23,086	*	Infospace, Inc	200
11,404	*	Integral Systems, Inc	139
9,285	*	Interactive Intelligence, Inc	359
34,783	*	Internap Network Services Corp	229
990,415		International Business Machines Corp	161,506
216,504	*	Intuit, Inc	11,496
34,679	*	j2 Global Communications, Inc	1,023
64,463		Jack Henry & Associates, Inc	2,185

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,026	*	JDA Software Group, Inc	$969
17,839	*	Kenexa Corp	492
10,875		Keynote Systems, Inc	202
21,769	*	KIT Digital, Inc	262
19,259	*	Knot, Inc	232
107,171	*	Lawson Software, Inc	1,297
74,676		Lender Processing Services, Inc	2,404
34,968	*	Limelight Networks, Inc	250
44,720	*	Lionbridge Technologies	153
10,323	*	Liquidity Services, Inc	184
31,275	*	Liveperson, Inc	395
37,616	*	Local.com Corp	146
11,477	*	LogMeIn, Inc	484
19,220	*	LoopNet, Inc	272
40,409	*	Magma Design Automation, Inc	276
19,563	*	Manhattan Associates, Inc	640
18,418	*	Mantech International Corp (Class A)	781
16,386		Marchex, Inc (Class B)	129
75,450		Mastercard, Inc (Class A)	18,992
12,761		MAXIMUS, Inc	1,036
83,677	*	Mentor Graphics Corp	1,224
62,689	*	Micros Systems, Inc	3,099
5,916,026		Microsoft Corp	150,031
6,831	*	MicroStrategy, Inc (Class A)	919
33,165		ModusLink Global Solutions, Inc	181
62,930	*	MoneyGram International, Inc	216
17,209	*	Monotype Imaging Holdings, Inc	250
95,930	*	Monster Worldwide, Inc	1,525
4,100	*	Motricity, Inc	62
117,341	*	Move, Inc	280
7,188	*	NCI, Inc (Class A)	175
25,623	*	Netscout Systems, Inc	700
12,764	*	NetSuite, Inc	371
55,861	*	NeuStar, Inc (Class A)	1,429
38,877		NIC, Inc	484
263,166	*	Novell, Inc	1,561
172,341	*	Nuance Communications, Inc	3,371
14,464	*	Online Resources Corp	55
12,172	*	OpenTable, Inc	1,294
63,876	*	Openwave Systems, Inc	137
9,552		Opnet Technologies, Inc	372
2,942,296		Oracle Corp	98,185
90,859	*	Parametric Technology Corp	2,043
249,991		Paychex, Inc	7,840
12,459		Pegasystems, Inc	473
20,679	*	Perficient, Inc	248
50,287	*	Progress Software Corp	1,463
14,689	*	PROS Holdings, Inc	214
3,320	*	QAD, Inc (Class A)	36
830	*	QAD, Inc (Class B)	9
10,200	*	QLIK Technologies, Inc	265
47,293	*	Quest Software, Inc	1,201

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,500	*	QuinStreet, Inc	$170
74,873	*	Rackspace Hosting, Inc	3,208
26,637	*	Radiant Systems, Inc	471
11,000	*	RealD, Inc	301
72,153	*	RealNetworks, Inc	268
10,100	*	RealPage, Inc	280
145,118	*	Red Hat, Inc	6,587
10,418		Renaissance Learning, Inc	122
16,463	*	RightNow Technologies, Inc	515
8,173	*	Rosetta Stone, Inc	108
82,331	*	Rovi Corp	4,417
41,988	*	S1 Corp	280
18,173	*	Saba Software, Inc	178
240,141	*	SAIC, Inc	4,063
88,739	*	Salesforce.com, Inc	11,854
79,532		Sapient Corp	911
29,729	*	SAVVIS, Inc	1,103
20,806	*	Smith Micro Software, Inc	195
26,713	*	SolarWinds, Inc	627
53,861		Solera Holdings, Inc	2,752
20,938	*	Sourcefire, Inc	576
31,079	*	SRA International, Inc (Class A)	881
8,406	*	SRS Labs, Inc	72
9,888	*	SS&C Technologies Holdings, Inc	202
12,380		Stamps.com, Inc	165
48,719	*	SuccessFactors, Inc	1,904
32,388	*	SupportSoft, Inc	168
616,006	*	Symantec Corp	11,421
17,694	*	Synchronoss Technologies, Inc	615
115,201	*	Synopsys, Inc	3,185
9,061		Syntel, Inc	473
8,400	*	TA Indigo Holding Corp	225
54,620	*	Take-Two Interactive Software, Inc	840
30,543	*	Taleo Corp (Class A)	1,089
4,323	*	TechTarget, Inc	39
29,873	*	TeleCommunication Systems, Inc (Class A)	123
6,471	*	TeleNav, Inc	77
26,717	*	TeleTech Holdings, Inc	518
128,452	*	Teradata Corp	6,513
48,928	*	THQ, Inc	223
128,754	*	TIBCO Software, Inc	3,509
13,125	*	Tier Technologies, Inc	72
92,801	*	TiVo, Inc	813
19,243	*	TNS, Inc	300
127,282		Total System Services, Inc	2,294
4,369	*	Travelzoo, Inc	291
27,050	*	Tyler Technologies, Inc	641
18,282	*	Ultimate Software Group, Inc	1,074
32,818	*	Unisys Corp	1,025
61,183		United Online, Inc	386
63,761	*	Valueclick, Inc	922
19,828	*	Vasco Data Security International	272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

64,752	*	VeriFone Holdings, Inc	$3,558
138,500		VeriSign, Inc	5,015
39,619		VirnetX Holding Corp	789
5,940	*	Virtusa Corp	111
360,755		Visa, Inc (Class A)	26,558
33,510	*	VistaPrint Ltd	1,739
56,475	*	VMware, Inc (Class A)	4,605
11,624	*	Vocus, Inc	301
60,808	*	Wave Systems Corp	190
45,304	*	WebMD Health Corp (Class A)	2,420
33,540	*	Websense, Inc	770
518,222		Western Union Co	10,763
31,100	*	Wright Express Corp	1,612
1,004,359	*	Yahoo!, Inc	16,724
47,197	*	Zix Corp	174

		TOTAL SOFTWARE & SERVICES	995,302

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
36,235	*	Acme Packet, Inc	2,571
48,006		Adtran, Inc	2,038
18,766	*	Agilysys, Inc	108
133,451		Amphenol Corp (Class A)	7,257
14,600	*	Anaren, Inc	293
21,570		Anixter International, Inc	1,508
702,775	*	Apple, Inc	244,881
94,272	*	Arris Group, Inc	1,201
92,479	*	Arrow Electronics, Inc	3,873
59,993	*	Aruba Networks, Inc	2,030
24,879	*	Avid Technology, Inc	555
115,335	*	Avnet, Inc	3,931
34,410		AVX Corp	513
7,316		Bel Fuse, Inc (Class B)	161
49,204	*	Benchmark Electronics, Inc	933
24,403	*	BigBand Networks, Inc	62
13,787		Black Box Corp	485
32,159	*	Blue Coat Systems, Inc	906
38,012	*	Bookham, Inc	438
53,964	*	Brightpoint, Inc	585
362,901	*	Brocade Communications Systems, Inc	2,232
9,022	*	Calix Networks, Inc	183
30,668	*	Checkpoint Systems, Inc	689
70,799	*	Ciena Corp	1,838
4,408,931		Cisco Systems, Inc	75,614
32,766		Cognex Corp	926
19,403	*	Coherent, Inc	1,128
22,382		Comtech Telecommunications Corp	608
15,782	*	Comverge, Inc	74
1,205,363		Corning, Inc	24,866
22,453	*	Cray, Inc	145
23,637		CTS Corp	255
22,322		Daktronics, Inc	240
10,171		DDi Corp	108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,311,312	*	Dell, Inc	$19,027
20,194	*	DG FastChannel, Inc	651
50,953		Diebold, Inc	1,807
18,652	*	Digi International, Inc	197
41,327	*	Dolby Laboratories, Inc (Class A)	2,034
15,044	*	DTS, Inc	702
24,998	*	Echelon Corp	253
28,785	*	EchoStar Corp (Class A)	1,090
11,677		Electro Rent Corp	201
23,062	*	Electro Scientific Industries, Inc	400
39,428	*	Electronics for Imaging, Inc	580
1,588,665	*	EMC Corp	42,179
10,542	*	EMS Technologies, Inc	207
65,177	*	Emulex Corp	695
89,895	*	Extreme Networks, Inc	315
61,765	*	F5 Networks, Inc	6,335
7,400	*	Fabrinet	149
12,851	*	FARO Technologies, Inc	514
69,232	*	Finisar Corp	1,703
118,407		Flir Systems, Inc	4,097
19,206	*	Gerber Scientific, Inc	180
14,375	*	Globecomm Systems, Inc	177
85,574	*	Harmonic, Inc	803
100,176		Harris Corp	4,969
42,057	*	Harris Stratex Networks, Inc (Class A)	217
1,691,346		Hewlett-Packard Co	69,293
18,310	*	Hutchinson Technology, Inc	52
34,885	*	Hypercom Corp	420
21,588	*	Imation Corp	240
18,659	*	Immersion Corp	143
67,383	*	Infinera Corp	565
124,656	*	Ingram Micro, Inc (Class A)	2,622
34,716	*	Insight Enterprises, Inc	591
34,659		InterDigital, Inc	1,654
38,292	*	Intermec, Inc	413
14,156	*	Intevac, Inc	176
21,046	*	IPG Photonics Corp	1,214
31,091	*	Itron, Inc	1,755
24,892	*	Ixia	395
138,825		Jabil Circuit, Inc	2,836
166,385	*	JDS Uniphase Corp	3,467
405,621	*	Juniper Networks, Inc	17,069
10,929	*	KVH Industries, Inc	165
63,078	*	L-1 Identity Solutions, Inc	743
60,595	*	Lexmark International, Inc (Class A)	2,244
17,104		Littelfuse, Inc	977
8,072	*	Loral Space & Communications, Inc	626
17,242	*	Maxwell Technologies, Inc	298
9,778	*	Measurement Specialties, Inc	333
18,409	*	Mercury Computer Systems, Inc	390
4,201	*	Meru Networks, Inc	85
28,385		Methode Electronics, Inc	343

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

60,310	*	Microvision, Inc	$80
102,620		Molex, Inc	2,578
222,535	*	Motorola Mobility Holdings, Inc	5,430
254,326	*	Motorola, Inc	11,366
13,932		MTS Systems Corp	635
9,079	*	Multi-Fineline Electronix, Inc	256
65,947		National Instruments Corp	2,161
122,276	*	NCR Corp	2,304
6,600	*	NeoPhotonics Corp Ltd	75
284,299	*	NetApp, Inc	13,698
28,803	*	Netgear, Inc	934
29,221	*	Network Engines, Inc	59
22,651	*	Network Equipment Technologies, Inc	85
27,910	*	Newport Corp	498
26,247	*	Novatel Wireless, Inc	143
15,398	*	Oplink Communications, Inc	300
39,024	*	OpNext, Inc	95
10,891	*	OSI Systems, Inc	409
18,452		Park Electrochemical Corp	595
6,868	*	PC Connection, Inc	61
14,951	*	PC-Tel, Inc	115
37,039		Plantronics, Inc	1,356
31,345	*	Plexus Corp	1,099
64,770	*	Polycom, Inc	3,358
53,353	*	Power-One, Inc	467
144,935	*	Powerwave Technologies, Inc	654
22,048	*	Presstek, Inc	46
86,041	*	QLogic Corp	1,596
1,266,428		Qualcomm, Inc	69,439
208,155	*	Quantum Corp	525
25,143	*	Rackable Systems, Inc	538
15,185	*	Radisys Corp	132
11,626		Richardson Electronics Ltd	153
7,282		Rimage Corp	118
103,342	*	Riverbed Technology, Inc	3,891
26,164	*	Rofin-Sinar Technologies, Inc	1,033
12,342	*	Rogers Corp	556
177,608	*	SanDisk Corp	8,186
61,546	*	Sanmina-SCI Corp	690
22,159	*	Scansource, Inc	842
21,571	*	Seachange International, Inc	205
369,941	*	Seagate Technology, Inc	5,327
31,292	*	ShoreTel, Inc	258
35,494	*	Smart Modular Technologies WWH, Inc	276
165,491	*	Sonus Networks, Inc	622
9,719	*	Spectrum Control, Inc	191
31,304	*	STEC, Inc	629
18,249	*	Stratasys, Inc	858
16,272	*	Super Micro Computer, Inc	261
14,861		Sycamore Networks, Inc	363
35,188	*	Symmetricom, Inc	216
26,694	*	Synaptics, Inc	721

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,588	*	SYNNEX Corp	$543
35,560	*	Tech Data Corp	1,809
38,313		Technitrol, Inc	232
50,795	*	Tekelec	412
291,644		Tellabs, Inc	1,528
3,901		Tessco Technologies, Inc	45
94,008	*	Trimble Navigation Ltd	4,750
61,385	*	TTM Technologies, Inc	1,115
27,474	*	Universal Display Corp	1,512
87,200	*	Utstarcom, Inc	205
24,217	*	Viasat, Inc	965
3,408	*	Viasystems Group, Inc	93
119,020	*	Vishay Intertechnology, Inc	2,111
9,508	*	Vishay Precision Group, Inc	149
175,363	*	Western Digital Corp	6,539
1,063,212		Xerox Corp	11,323
25,096	*	X-Rite, Inc	119
23,047	*	Xyratex Ltd	258
44,665	*	Zebra Technologies Corp (Class A)	1,753
12,959	*	Zygo Corp	189

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	763,959

TELECOMMUNICATION SERVICES - 2.7%
18,382		AboveNet, Inc	1,192
39,332		Alaska Communications Systems Group, Inc	419
311,104	*	American Tower Corp (Class A)	16,122
4,563,939		AT&T, Inc	139,657
7,918		Atlantic Tele-Network, Inc	294
20,132	*	Cbeyond Communications, Inc	235
231,708		CenturyTel, Inc	9,627
168,115	*	Cincinnati Bell, Inc	451
115,773	*	Clearwire Corp (Class A)	647
35,274	*	Cogent Communications Group, Inc	503
20,626		Consolidated Communications Holdings, Inc	386
224,281	*	Crown Castle International Corp	9,543
36,464	*	FiberTower Corp	73
762,890		Frontier Communications Corp	6,271
38,028	*	General Communication, Inc (Class A)	416
23,031	*	Global Crossing Ltd	321
55,768	*	Globalstar, Inc	71
6,874	*	Hughes Communications, Inc	410
73,874	*	ICO Global Communications Holdings Ltd (Class A)	197
10,513		IDT Corp (Class B)	283
26,067	*	Iridium Communications, Inc	208
46,753	*	Leap Wireless International, Inc	724
1,248,110	*	Level 3 Communications, Inc	1,835
193,503	*	MetroPCS Communications, Inc	3,142
25,073	*	Neutral Tandem, Inc	370
128,973	*	NII Holdings, Inc (Class B)	5,374
23,518		NTELOS Holdings Corp	433
89,041	*	PAETEC Holding Corp	297
46,371	*	Premiere Global Services, Inc	353

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,330,241		Qwest Communications International, Inc	$9,086
91,646	*	SBA Communications Corp (Class A)	3,637
18,151		Shenandoah Telecom Co	328
2,271,081	*	Sprint Nextel Corp	10,538
65,013		Telephone & Data Systems, Inc	2,191
114,426	*	tw telecom inc (Class A)	2,197
11,829	*	US Cellular Corp	609
18,421		USA Mobility, Inc	267
2,182,265		Verizon Communications, Inc	84,104
79,353	*	Vonage Holdings Corp	362
372,689		Windstream Corp	4,797

		TOTAL TELECOMMUNICATION SERVICES	317,970

TRANSPORTATION - 1.8%
44,655	*	Air Transport Services Group, Inc	377
110,897	*	Airtran Holdings, Inc	826
27,508	*	Alaska Air Group, Inc	1,745
30,756		Alexander & Baldwin, Inc	1,404
12,324		Allegiant Travel Co	540
6,973	*	Amerco, Inc	676
258,366	*	AMR Corp	1,669
19,331		Arkansas Best Corp	501
19,165	*	Atlas Air Worldwide Holdings, Inc	1,336
79,295	*	Avis Budget Group, Inc	1,420
12,726		Baltic Trading Ltd	116
16,346	*	Celadon Group, Inc	265
129,111		CH Robinson Worldwide, Inc	9,571
40,201		Con-Way, Inc	1,579
23,678		Copa Holdings S.A. (Class A)	1,250
286,900		CSX Corp	22,551
644,950	*	Delta Air Lines, Inc	6,321
22,195	*	Dollar Thrifty Automotive Group, Inc	1,481
51,764	*	Eagle Bulk Shipping, Inc	193
26,769	*	Excel Maritime Carriers Ltd	115
164,248		Expeditors International Washington, Inc	8,235
242,217		FedEx Corp	22,660
22,919		Forward Air Corp	702
20,776	*	Genco Shipping & Trading Ltd	224
29,936	*	Genesee & Wyoming, Inc (Class A)	1,742
40,654	*	Hawaiian Holdings, Inc	244
38,465		Heartland Express, Inc	675
147,470	*	Hertz Global Holdings, Inc	2,305
23,837		Horizon Lines, Inc (Class A)	20
28,305	*	Hub Group, Inc (Class A)	1,024
4,290		International Shipholding Corp	107
70,799		J.B. Hunt Transport Services, Inc	3,217
181,414	*	JetBlue Airways Corp	1,137
79,027	*	Kansas City Southern Industries, Inc	4,304
41,752	*	Kirby Corp	2,391
48,724		Knight Transportation, Inc	938
38,624		Landstar System, Inc	1,764
10,239		Marten Transport Ltd	228

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

285,290		Norfolk Southern Corp	$19,763
31,924	*	Old Dominion Freight Line	1,120
31,042	*	Pacer International, Inc	163
3,632	*	PAM Transportation Services, Inc	44
6,136	*	Park-Ohio Holdings Corp	127
3,411	*	Patriot Transportation Holding, Inc	91
6,619	*	Pinnacle Airlines	38
6,000	*	Quality Distribution, Inc	71
24,900	*	RailAmerica, Inc	424
40,702	*	Republic Airways Holdings, Inc	262
8,012	*	Roadrunner Transportation Services Holdings, Inc	120
40,976		Ryder System, Inc	2,073
9,635	*	Saia, Inc	158
45,222		Skywest, Inc	765
568,264		Southwest Airlines Co	7,177
241,965	*	UAL Corp	5,563
18,066	*	Ultrapetrol Bahamas Ltd	92
390,768		Union Pacific Corp	38,425
551,982		United Parcel Service, Inc (Class B)	41,024
3,884	*	Universal Truckload Services, Inc	67
126,271	*	US Airways Group, Inc	1,100
5,744	*	USA Truck, Inc	75
81,226		UTI Worldwide, Inc	1,644
33,067		Werner Enterprises, Inc	875

		TOTAL TRANSPORTATION	227,114

UTILITIES - 3.3%
516,443	*	AES Corp	6,713
60,020		AGL Resources, Inc	2,391
26,557		Allete, Inc	1,035
85,307		Alliant Energy Corp	3,321
183,716		Ameren Corp	5,157
15,457	*	American DG Energy, Inc	34
369,557		American Electric Power Co, Inc	12,986
16,487		American States Water Co	591
131,951		American Water Works Co, Inc	3,700
104,679		Aqua America, Inc	2,396
4,909		Artesian Resources Corp	96
71,863		Atmos Energy Corp	2,451
43,026		Avista Corp	995
29,085		Black Hills Corp	973
8,402	*	Cadiz, Inc	102
17,825		California Water Service Group	663
267,409	*	Calpine Corp	4,244
321,488		Centerpoint Energy, Inc	5,645
10,819		Central Vermont Public Service Corp	252
13,300		CH Energy Group, Inc	672
8,826		Chesapeake Utilities Corp	367
48,184		Cleco Corp	1,652
188,036		CMS Energy Corp	3,693
6,221		Connecticut Water Service, Inc	164
218,183		Consolidated Edison, Inc	11,066

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,306		Consolidated Water Co, Inc	$112
142,412		Constellation Energy Group, Inc	4,433
461,774		Dominion Resources, Inc	20,642
92,457		DPL, Inc	2,534
129,557		DTE Energy Co	6,343
1,017,617		Duke Energy Corp	18,470
75,150	*	Dynegy, Inc (Class A)	428
248,706		Edison International	9,100
34,619	*	El Paso Electric Co	1,052
30,976		Empire District Electric Co	675
55,520		Energen Corp	3,504
139,001		Entergy Corp	9,342
511,645		Exelon Corp	21,101
321,332		FirstEnergy Corp	11,918
104,313		Great Plains Energy, Inc	2,088
73,366		Hawaiian Electric Industries, Inc	1,819
37,849		Idacorp, Inc	1,442
57,780		Integrys Energy Group, Inc	2,918
39,281		ITC Holdings Corp	2,746
18,300		Laclede Group, Inc	697
144,690		MDU Resources Group, Inc	3,324
18,500		MGE Energy, Inc	749
9,765		Middlesex Water Co	178
56,413		National Fuel Gas Co	4,175
31,814		New Jersey Resources Corp	1,366
321,582		NextEra Energy, Inc	17,726
35,013		Nicor, Inc	1,880
208,593		NiSource, Inc	4,001
134,366		Northeast Utilities	4,649
21,251		Northwest Natural Gas Co	980
27,832		NorthWestern Corp	843
196,806	*	NRG Energy, Inc	4,239
82,986		NSTAR	3,840
176,210		NV Energy, Inc	2,624
76,050		OGE Energy Corp	3,845
81,923		Oneok, Inc	5,479
15,003		Ormat Technologies, Inc	380
29,407		Otter Tail Corp	668
168,153		Pepco Holdings, Inc	3,136
304,142		PG&E Corp	13,438
57,067		Piedmont Natural Gas Co, Inc	1,732
83,675		Pinnacle West Capital Corp	3,580
64,221		PNM Resources, Inc	958
58,258		Portland General Electric Co	1,385
371,760		PPL Corp	9,406
222,068		Progress Energy, Inc	10,246
390,937		Public Service Enterprise Group, Inc	12,318
135,152		Questar Corp	2,358
582,024	*	RRI Energy, Inc	2,218
87,177		SCANA Corp	3,432
191,219		Sempra Energy	10,230
10,436		SJW Corp	242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES	COMPANY	VALUE (000)

23,097	South Jersey Industries, Inc	$1,293
637,594	Southern Co	24,300
34,400	Southwest Gas Corp	1,341
163,004	TECO Energy, Inc	3,058
85,402	UGI Corp	2,810
38,476	UIL Holdings Corp	1,174
27,775	Unisource Energy Corp	1,004
11,594	Unitil Corp	273
62,527	Vectren Corp	1,701
91,296	Westar Energy, Inc	2,412
38,842	WGL Holdings, Inc	1,515
180,856	Wisconsin Energy Corp	5,516
354,298	Xcel Energy, Inc	8,464
9,006	York Water Co	157

	TOTAL UTILITIES	383,366

	TOTAL COMMON STOCKS	11,613,739

	(Cost $8,919,974)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
2,604	Krispy Kreme Doughnuts, Inc - CW12	0	^

	TOTAL CONSUMER SERVICES	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,487	Celgene Corp	14

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	14

	TOTAL RIGHTS / WARRANTS	14

	(Cost $29)

	TOTAL INVESTMENTS - 99.4%	11,613,753
	(Cost $8,920,003)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	67,105

	NET ASSETS - 100.0%	$11,680,858

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,987,500	i	TransDigm, Inc	4.000%	02/14/17	$5,019

		TOTAL CAPITAL GOODS			5,019

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,277,077	i,m	JohnsonDiversey, Inc	4.000	11/24/15	4,288

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,288

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
5,148,761	i	Fresenius US Finance I, Inc	3.500	09/10/14	5,149
1,851,239	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,851

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
804,572	i	Mylan, Inc	3.563	10/02/14	806

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			806

		TOTAL BANK LOAN OBLIGATIONS			17,113

		(Cost $17,053)

BONDS - 97.6%

CORPORATE BONDS - 33.1%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	4,872
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,611
3,000,000	g	Pinafore LLC	9.000	10/01/18	3,255

		TOTAL AUTOMOBILES & COMPONENTS			12,738

BANKS - 6.2%
5,480,000	g	Akbank TAS	5.130	07/22/15	5,501
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	4,759
3,080,000	g	Banco de Credito del Peru	5.380	09/16/20	2,911
4,500,000	g	Banco De Credito Del Peru	4.750	03/16/16	4,433
4,500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	4,306
2,540,000	g	Banco del Estado de Chile	4.130	10/07/20	2,373
2,450,000	g	Banco do Brasil S.A.	6.000	01/22/20	2,573
4,500,000	g	Banco do Brasil S.A.	5.380	01/15/21	4,365
4,400,000	g,i	Banco Santander Chile	1.550	04/20/12	4,399
3,500,000	g	BanColombia S.A.	4.250	01/12/16	3,456
3,270,000		BanColombia S.A.	6.130	07/26/20	3,270
4,520,000		Bank of America	4.880	09/15/12	4,735

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$28,000,000		Bank of America Corp	2.380%	06/22/12	$28,646
4,850,000		Bank of America Corp	7.380	05/15/14	5,477
18,850,000		Bank of America Corp	3.630	03/17/16	18,585
18,550,000		Bank of America Corp	5.300	03/15/17	19,045
8,525,000		Bank of America Corp	6.000	09/01/17	9,137
5,725,000		Bank of America Corp	5.750	12/01/17	6,032
16,500,000	g	Bank of Montreal	2.850	06/09/15	16,642
27,700,000	g	Bank of Montreal	2.630	01/25/16	27,568
30,700,000	g	Bank of Nova Scotia	1.650	10/29/15	29,450
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,244
6,000,000		BB&T Corp	3.850	07/27/27	6,212
3,050,000	g	BBVA Bancomer S.A.	4.500	03/10/16	3,056
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	2,544
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,033
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,516
5,000,000		Capital One Capital V	8.880	05/15/40	5,269
4,000,000		CitiBank NA	1.380	08/10/11	4,017
45,500,000		Citigroup, Inc	2.130	04/30/12	46,360
8,075,000		Citigroup, Inc	6.000	12/13/13	8,780
6,655,000		Citigroup, Inc	5.000	09/15/14	6,949
5,800,000		Citigroup, Inc	5.500	10/15/14	6,256
4,525,000		Citigroup, Inc	6.130	05/15/18	4,935
12,875,000		Citigroup, Inc	5.380	08/09/20	13,254
7,575,000		Citigroup, Inc	6.880	03/05/38	8,325
3,825,000		Citigroup, Inc	8.130	07/15/39	4,795
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	29,877
3,500,000		Deutsche Bank AG	3.880	08/18/14	3,649
5,980,000		Discover Bank	7.000	04/15/20	6,579
4,700,000		First Horizon National Corp	5.380	12/15/15	4,910
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,677
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,660
7,350,000	g	HSBC Bank plc	4.130	08/12/20	7,034
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,442
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,904
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,141
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,828
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,021
23,000,000		JPMorgan Chase & Co	3.130	12/01/11	23,436
2,950,000		JPMorgan Chase & Co	4.650	06/01/14	3,153
2,595,000		JPMorgan Chase & Co	5.130	09/15/14	2,785
6,000,000		JPMorgan Chase & Co	3.400	06/24/15	6,037
9,550,000		JPMorgan Chase & Co	3.450	03/01/16	9,516
33,070,000		JPMorgan Chase & Co	4.250	10/15/20	31,604
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	2,956
10,000,000		KeyBank NA	3.200	06/15/12	10,327
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,112
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,262
10,000,000		New York Community Bank	3.000	12/16/11	10,194
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,527
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,660
12,750,000		Northern Trust Corp	4.630	05/01/14	13,768
8,000,000		PNC Funding Corp	5.130	02/08/20	8,421
4,500,000	g	Shinhan Bank	4.130	10/04/16	4,516

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,500,000		Sovereign Bancorp, Inc	2.750%	01/17/12	$6,628
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,087
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,345
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,474
2,000,000		Union Bank of California NA	5.950	05/11/16	2,119
15,000,000		US Bancorp	2.250	03/13/12	15,270
5,000,000		US Bancorp	4.950	10/30/14	5,441
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,679
1,925,000		USB Capital XIII Trust	6.630	12/15/39	2,015
3,200,000	g	Vnesheconombank	6.800	11/22/25	3,245
5,000,000		Wachovia	4.880	02/15/14	5,324
3,605,000		Wachovia Bank Na	4.880	02/01/15	3,839
5,125,000		Wachovia Bank NA	5.300	10/15/11	5,254
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,812
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,092
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,752
3,500,000		Wells Fargo & Co	5.250	10/23/12	3,710
10,650,000		Wells Fargo & Co	4.750	02/09/15	11,333
14,020,000		Wells Fargo & Co	3.680	06/15/16	14,103
16,700,000		Wells Fargo & Co	4.600	04/01/21	16,515
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,081
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,686
3,000,000		Zions Bancorporation	7.750	09/23/14	3,258

		TOTAL BANKS			740,266

CAPITAL GOODS - 0.7%
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,973
1,500,000		Black & Decker Corp	8.950	04/15/14	1,774
8,750,000		Caterpillar Financial Services Corp	2.650	04/01/16	8,683
3,800,000		CRH America, Inc	4.130	01/15/16	3,804
13,150,000		DIRECTV Holdings LLC	3.500	03/01/16	13,179
4,000,000		Emerson Electric Co	4.500	05/01/13	4,263
2,400,000	g	Gol Finance	9.250	07/20/20	2,565
5,040,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	4,837
3,515,000		Goodrich Corp	6.130	03/01/19	3,939
1,500,000		Goodrich Corp	4.880	03/01/20	1,560
1,700,000	g	Hyva Global BV	8.630	03/24/16	1,745
2,125,000		ITT Corp	4.900	05/01/14	2,273
1,500,000		Kennametal, Inc	7.200	06/15/12	1,564
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,644
4,245,000	g	Myriad International Holding BV	6.380	07/28/17	4,484
2,000,000	g	SPX Corp	6.880	09/01/17	2,150
2,600,000	g	TAM Capital 2, Inc	9.500	01/29/20	2,860
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,376
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,325
4,970,000		United Technologies Corp	5.400	05/01/35	5,133
1,075,000		United Technologies Corp	6.050	06/01/36	1,196
3,525,000		United Technologies Corp	5.700	04/15/40	3,776
9,400,000		Valmont Industries, Inc	6.630	04/20/20	9,686

		TOTAL CAPITAL GOODS			92,789

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,750,000		Corrections Corp of America	7.750	06/01/17	1,901

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,400,000		Daimler Finance North America LLC	5.750%	09/08/11	$7,561
840,000		Iron Mountain, Inc	8.380	08/15/21	909
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,272
1,274,000		News America, Inc	7.250	05/18/18	1,519
4,350,000	g	News America, Inc	4.500	02/15/21	4,262
4,250,000		News America, Inc	7.630	11/30/28	4,866
3,800,000		News America, Inc	6.200	12/15/34	3,822
3,575,000		News America, Inc	6.650	11/15/37	3,749
3,800,000		News America, Inc	6.900	08/15/39	4,126
4,415,000		Republic Services, Inc	5.000	03/01/20	4,571
4,135,000		Republic Services, Inc	5.250	11/15/21	4,329
5,810,000		Republic Services, Inc	6.200	03/01/40	6,135
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,495
3,270,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	3,384
6,595,000		Waste Management, Inc	4.600	03/01/21	6,589
9,040,000		Waste Management, Inc	6.130	11/30/39	9,382

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			78,872

CONSUMER DURABLES & APPAREL - 0.2%
2,000,000		Alliant Techsystems, Inc	6.750	04/01/16	2,053
4,500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	4,584
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,251
5,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	5,473
3,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	3,173
5,600,000		Whirlpool Corp	8.000	05/01/12	5,968

		TOTAL CONSUMER DURABLES & APPAREL			24,502

CONSUMER SERVICES - 0.1%
2,000,000	g	DineEquity, Inc	9.500	10/30/18	2,170
972,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	962
5,340,000		McDonald’s Corp	3.500	07/15/20	5,216
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,208
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,573
6,375,000		Walt Disney Co	4.500	12/15/13	6,907

		TOTAL CONSUMER SERVICES			21,036

DIVERSIFIED FINANCIALS - 8.2%
2,550,000		American Express Co	7.000	03/19/18	2,980
8,875,000		American Express Co	8.130	05/20/19	11,073
7,500,000		American General Finance Corp	6.900	12/15/17	6,853
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,763
4,500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	4,545
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,283
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,112
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,525
12,100,000	g	Banque PSA Finance	3.380	04/04/14	12,095
3,750,000		Barclays Bank plc	5.200	07/10/14	4,053
7,250,000		BlackRock, Inc	3.500	12/10/14	7,580
7,500,000		BlackRock, Inc	5.000	12/10/19	7,868
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,273
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,297
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,539
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,715

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,150,000		Capital One Financial Corp	5.700%	09/15/11	$5,264
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,270
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,209
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,481
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	40,757
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,303
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,950
6,850,000		Credit Suisse	5.000	05/15/13	7,313
8,250,000		Credit Suisse	5.500	05/01/14	9,043
3,275,000		Credit Suisse	5.300	08/13/19	3,443
4,725,000		Credit Suisse AG.	5.400	01/14/20	4,772
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,223
1,250,000		Eaton Vance Corp	6.500	10/02/17	1,416
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,133
5,760,000		Franklin Resources, Inc	3.130	05/20/15	5,896
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,359
25,000,000		General Electric Capital Corp	3.000	12/09/11	25,466
61,500,000		General Electric Capital Corp	2.250	03/12/12	62,597
37,400,000		General Electric Capital Corp	2.200	06/08/12	38,171
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,354
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,225
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,149
11,950,000		General Electric Capital Corp	1.880	09/16/13	11,946
21,200,000		General Electric Capital Corp	5.500	06/04/14	23,184
22,700,000		General Electric Capital Corp	4.380	09/16/20	22,060
7,330,000		General Electric Capital Corp	4.630	01/07/21	7,219
8,600,000		General Electric Capital Corp	5.300	02/11/21	8,735
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,112
375,000		General Electric Capital Corp	6.880	01/10/39	418
54,875,000		GMAC, Inc	1.750	10/30/12	55,793
61,800,000		GMAC, Inc	2.200	12/19/12	63,311
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	4,226
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,444
9,700,000		Goldman Sachs Group, Inc	4.750	07/15/13	10,279
1,550,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,561
9,037,000		Goldman Sachs Group, Inc	3.630	02/07/16	8,952
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,337
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,779
5,000,000		Goldman Sachs Group, Inc	5.380	03/15/20	5,077
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,125
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,127
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	10,208
8,465,000		HSBC Finance Corp	4.750	07/15/13	9,029
9,599,000	g	HSBC Finance Corp	6.680	01/15/21	9,964
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,419
1,800,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	1,810
5,575,000		International Lease Finance Corp	5.750	06/15/11	5,596
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	4,003
2,325,000	g	International Lease Finance Corp	8.880	09/15/15	2,558
3,700,000		International Lease Finance Corp	8.250	12/15/20	4,056
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,428
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,340
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,386

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Landwirtschaftliche Rentenbank	5.130%	02/01/17	$5,603
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0	^
3,875,000		Lloyds TSB Bank plc	6.380	01/21/21	4,038
9,070,000	g	Lukoil International Finance BV	6.130	11/09/20	9,251
4,000,000		MBNA Corp	6.130	03/01/13	4,279
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	5,115
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,096
9,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	10,080
30,000,000		Morgan Stanley	2.250	03/13/12	30,518
14,775,000		Morgan Stanley	6.000	05/13/14	16,072
3,925,000		Morgan Stanley	6.000	04/28/15	4,275
8,350,000		Morgan Stanley	5.380	10/15/15	8,870
9,125,000		Morgan Stanley	5.450	01/09/17	9,620
4,775,000		Morgan Stanley	5.950	12/28/17	5,129
3,850,000		Morgan Stanley	6.630	04/01/18	4,232
4,975,000		Morgan Stanley	7.300	05/13/19	5,596
11,900,000		Morgan Stanley	5.750	01/25/21	12,010
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	701
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,475
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,571
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	3,492
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,536
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,188
3,750,000		Nomura Holdings, Inc	4.130	01/19/16	3,710
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,921
4,500,000	g,h	Odebrecht Finance Ltd	6.000	04/05/23	4,455
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,860
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	4,473
7,000,000		Rabobank Nederland NV	2.130	10/13/15	6,754
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,382
39,000,000		State Street Corp	2.150	04/30/12	39,688
6,350,000		State Street Corp	4.300	05/30/14	6,802
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	8,893
4,000,000		UBS AG.	2.250	01/28/14	4,008
6,675,000		UBS AG.	4.880	08/04/20	6,730
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,212
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,028
4,275,000	g	Waha Aerospace BV	3.930	07/28/20	4,275
1,800,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	1,924

		TOTAL DIVERSIFIED FINANCIALS			977,692

ENERGY - 3.4%
2,000,000		AmeriGas Partners LP	7.130	05/20/16	2,075
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	5,926
2,400,000		Anadarko Petroleum Corp	6.380	09/15/17	2,642
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	2,829
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,142
5,000,000		Apache Corp	5.100	09/01/40	4,648
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,118
5,900,000		Baker Hughes, Inc	6.500	11/15/13	6,644
1,500,000		Baker Hughes, Inc	5.130	09/15/40	1,423
3,500,000		BJ Services Co	5.750	06/01/11	3,529
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,829

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$33,190,000		BP Capital Markets plc	3.200%	03/11/16	$33,042
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	9,373
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,514
7,000,000		Chevron Corp	3.450	03/03/12	7,192
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,090
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,215
9,725,000		ConocoPhillips	4.600	01/15/15	10,599
7,600,000		ConocoPhillips	6.500	02/01/39	8,652
4,153,050		Dolphin Energy Ltd	5.890	06/15/19	4,413
4,500,000		Drummond Co, Inc	7.380	02/15/16	4,635
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,797
2,000,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	1,995
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,379
1,525,000		EnCana Corp	6.630	08/15/37	1,646
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,255
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,192
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,419
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,231
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	3,157
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	1,819
3,545,000		Enterprise Products Operating LLC	6.130	10/15/39	3,528
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	3,993
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,251
3,000,000	g	Gaz Capital S.A.	5.090	11/29/15	3,131
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,340
4,500,000		Gaz Capital S.A.	6.510	03/07/22	4,793
3,600,000		Hess Corp	8.130	02/15/19	4,519
1,075,000		Hess Corp	6.000	01/15/40	1,087
4,625,000		Hess Corp	5.600	02/15/41	4,418
1,000,000	g	Inergy LP	7.000	10/01/18	1,040
2,500,000	g	Inergy LP	6.880	08/01/21	2,606
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,143
6,430,000	g	KMG Finance Sub BV	6.380	04/09/21	6,655
2,000,000		Lyondell Chemical Co	11.000	05/01/18	2,245
5,530,000	g	Marathon Petroleum Corp	3.500	03/01/16	5,545
4,275,000	g	Marathon Petroleum Corp	5.130	03/01/21	4,309
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,025
720,000		Niska Gas Storage US	8.880	03/15/18	783
2,570,000	g	Novatek Finance Ltd	6.600	02/03/21	2,699
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	7,379
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,665
2,800,000		Pemex Project Funding Master Trust	5.750	03/01/18	2,962
1,150,000		Pemex Project Funding Master Trust	6.630	06/15/35	1,154
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	1,882
2,080,000		Petrobras International Finance Co	3.880	01/27/16	2,094
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,283
4,450,000		Petrobras International Finance Co	6.880	01/20/40	4,660
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,483
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,654
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,060
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,802
4,500,000	g	Petronas Capital Ltd	5.250	08/12/19	4,786
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,270

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,200,000		Plains All American Pipeline LP	5.000%	02/01/21	$8,224
2,674,000	g	Precision Drilling Trust	6.630	11/15/20	2,754
4,500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	4,497
2,000,000		Range Resources Corp	7.500	05/15/16	2,075
700,000		Range Resources Corp	7.250	05/01/18	749
3,613,064		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	3,749
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,826
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,299
4,318,057		Rowan Cos, Inc	3.530	05/01/20	4,324
8,749,870		Rowan Cos, Inc	3.160	07/15/21	8,697
7,500,000	g	Schlumberger Norge AS.	4.200	01/15/21	7,503
7,500,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	7,503
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	3,989
6,250,000		Shell International Finance BV	3.100	06/28/15	6,404
7,620,000		Shell International Finance BV	4.300	09/22/19	7,847
1,925,000		Shell International Finance BV	6.380	12/15/38	2,175
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,927
2,800,000		Statoil ASA	2.900	10/15/14	2,889
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,299
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,459
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,761
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,226
2,760,000		Vale Overseas Ltd	6.880	11/21/36	2,939
4,650,000		Vale Overseas Ltd	6.880	11/10/39	4,970
3,375,000		Valero Energy Corp	4.500	02/01/15	3,552
4,290,000		Valero Energy Corp	6.130	02/01/20	4,640
10,855,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	10,778
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,503
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,726

		TOTAL ENERGY			396,948

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,780
10,500,000		CVS Caremark Corp	5.750	06/01/17	11,565
795,000		CVS Caremark Corp	6.600	03/15/19	912
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,149
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,274
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,611
1,500,000		Kroger Co	6.200	06/15/12	1,586
1,205,000		Kroger Co	5.000	04/15/13	1,287
1,600,000		Kroger Co	6.400	08/15/17	1,841
775,000		Kroger Co	6.800	12/15/18	899
880,000		Stater Brothers Holdings	7.750	04/15/15	913
900,000	g	Stater Brothers Holdings	7.380	11/15/18	934
439,000		SuperValu, Inc	8.000	05/01/16	439

		TOTAL FOOD & STAPLES RETAILING			36,190

FOOD, BEVERAGE & TOBACCO - 1.0%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	6,253
12,510,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	13,427
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	7,504
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	2,802
4,300,000	g	BFF International Ltd	7.250	01/28/20	4,644

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,400,000		Bottling Group LLC	6.950%	03/15/14	$7,371
7,200,000		Coca-Cola Co	3.150	11/15/20	6,699
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	4,297
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,392
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,120
4,080,000		General Mills, Inc	5.200	03/17/15	4,481
1,750,000		General Mills, Inc	5.650	02/15/19	1,940
2,400,000		Kellogg Co	4.000	12/15/20	2,349
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,828
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,237
8,105,000		Kraft Foods, Inc	6.500	02/09/40	8,657
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	2,839
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,158
625,000		PepsiAmericas, Inc	4.380	02/15/14	670
4,800,000		PepsiCo, Inc	0.880	10/25/13	4,746
680,000		PepsiCo, Inc	7.900	11/01/18	863
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,110
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,522
1,600,000		Philip Morris International, Inc	6.380	05/16/38	1,798
1,000,000		Smithfield Foods, Inc	10.000	07/15/14	1,178

		TOTAL FOOD, BEVERAGE & TOBACCO			119,885

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,868
2,000,000		CHS/Community Health Systems	8.880	07/15/15	2,110
2,000,000		DaVita, Inc	6.380	11/01/18	2,020
4,259,000	o	HCA, Inc	9.630	11/15/16	4,588
2,000,000		Healthsouth Corp	7.250	10/01/18	2,068
3,852,000		McKesson Corp	3.250	03/01/16	3,880
5,000,000		Medtronic, Inc	4.750	09/15/15	5,473
4,450,000		Medtronic, Inc	4.450	03/15/20	4,559
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	3,942
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,325
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,735
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,909
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	12,485
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,645

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			57,607

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
4,975,000		Procter & Gamble Co	5.550	03/05/37	5,317

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,317

INSURANCE - 1.2%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,246
2,155,000		Aetna, Inc	6.500	09/15/18	2,479
1,925,000		Aetna, Inc	6.630	06/15/36	2,127
1,525,000		Aflac, Inc	6.900	12/17/39	1,600
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	5,023
5,375,000		Allstate Corp	7.450	05/16/19	6,385
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,348
500,000		American International Group, Inc	3.650	01/15/14	509
3,750,000		Chubb Corp	6.000	05/11/37	3,928

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,390,000		CIGNA Corp	5.130%	06/15/20	$1,449
6,900,000		CIGNA Corp	4.500	03/15/21	6,793
5,200,000		Genworth Financial, Inc	7.200	02/15/21	5,164
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,715
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,729
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,776
2,800,000		Lincoln National Corp	7.000	06/15/40	3,196
3,000,000		Metlife, Inc	5.380	12/15/12	3,203
5,620,000		Metlife, Inc	5.000	06/15/15	6,051
7,675,000		Metlife, Inc	6.750	06/01/16	8,872
2,500,000		Metlife, Inc	5.700	06/15/35	2,494
2,000,000		Metlife, Inc	5.880	02/06/41	2,017
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,150
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,451
5,000,000		Prudential Financial, Inc	6.630	06/21/40	5,509
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,272
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,345
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,674
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,272
1,500,000		Unum Group	5.630	09/15/20	1,524
4,902,000		WellPoint, Inc	6.380	01/15/12	5,122
1,800,000		WellPoint, Inc	5.880	06/15/17	2,019
2,250,000		WellPoint, Inc	5.850	01/15/36	2,270
7,000,000		Willis Group Holdings plc	4.130	03/15/16	6,964
2,400,000		WR Berkley Corp	5.380	09/15/20	2,413

		TOTAL INSURANCE			144,089

MATERIALS - 1.6%
3,385,000		3M Co	4.380	08/15/13	3,653
4,150,000		3M Co	5.700	03/15/37	4,519
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,792
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	6,762
1,125,000		Airgas, Inc	4.500	09/15/14	1,175
1,000,000		Airgas, Inc	7.130	10/01/18	1,080
2,035,000		Alcoa, Inc	6.150	08/15/20	2,150
4,500,000	g	ALROSA Finance S.A.	7.750	11/03/20	4,824
1,500,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	1,522
1,860,000		ArcelorMittal	3.750	08/05/15	1,878
3,750,000		ArcelorMittal	3.750	02/01/16	3,743
2,085,000		ArcelorMittal	9.850	06/01/19	2,645
12,000,000		ArcelorMittal	5.500	03/01/21	11,826
8,370,000		ArcelorMittal	7.000	10/15/39	8,392
7,400,000		ArcelorMittal	6.750	03/01/41	7,252
1,015,000		Ball Corp	7.130	09/01/16	1,110
355,000		Ball Corp	7.380	09/01/19	384
4,000,000		Ball Corp	5.750	05/15/21	3,920
4,500,000	g	Braskem SA	7.000	05/07/20	4,883
3,000,000	g	Celanese US Holdings LLC	6.630	10/15/18	3,090
4,490,000	g,i	Cemex SAB de C.V.	5.300	09/30/15	4,454
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,849
1,930,000	g	Cemex SAB de C.V.	9.000	01/11/18	2,024
2,000,000		CF Industries, Inc	6.880	05/01/18	2,245
3,175,000		CF Industries, Inc	7.130	05/01/20	3,604

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,800,000	h	Cliffs Natural Resources, Inc	6.250%	10/01/40	$7,748
1,000,000		Clorox Co	3.550	11/01/15	1,024
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,237
2,770,000	g	Crown Americas LLC	6.250	02/01/21	2,818
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,047
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,688
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,208
2,350,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,426
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,883
1,250,000	g	Georgia Gulf Corp	9.000	01/15/17	1,369
5,000,000	g	Georgia-Pacific LLC	5.400	11/01/20	4,937
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,665
1,400,000		Greif, Inc	7.750	08/01/19	1,530
4,250,000		International Paper Co	7.300	11/15/39	4,755
3,955,000	g	Nalco Co	6.630	01/15/19	4,069
1,940,000		Newmont Mining Corp	6.250	10/01/39	2,057
4,500,000	g	POSCO	4.250	10/28/20	4,228
5,050,000		Praxair, Inc	5.250	11/15/14	5,640
10,115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	9,429
1,000,000	g	Sappi Papier Holding AG.	6.750	06/15/12	1,040
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,170
6,450,000	g	Sinochem Corp	6.300	11/12/40	6,349
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,202
3,000,000		Solutia, Inc	7.880	03/15/20	3,255
4,500,000	g	Suzano Trading Ltd	5.880	01/23/21	4,410

		TOTAL MATERIALS			194,960

MEDIA - 0.8%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,255
3,750,000		CBS Corp	4.300	02/15/21	3,545
1,388,000		Cinemark USA, Inc	8.630	06/15/19	1,516
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	1,139
6,500,000		Comcast Corp	5.650	06/15/35	6,110
3,475,000		Comcast Corp	6.400	03/01/40	3,559
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,631
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	5,226
3,000,000		DIRECTV Holdings LLC	6.000	08/15/40	2,873
3,680,000		DISH DBS Corp	7.880	09/01/19	3,984
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,454
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,152
375,000		Lamar Media Corp	6.630	08/15/15	383
2,160,000		Lamar Media Corp	7.880	04/15/18	2,317
8,700,000	g	NBC Universal, Inc	5.150	04/30/20	8,967
11,930,000	g	NBC Universal, Inc	4.380	04/01/21	11,422
3,315,000	g	Nielsen Finance LLC	7.750	10/15/18	3,555
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,618
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	11,787
4,860,000		Time Warner Cable, Inc	5.880	11/15/40	4,567
3,000,000		Time Warner, Inc	3.150	07/15/15	3,038
3,825,000		Time Warner, Inc	6.500	11/15/36	3,932
3,875,000		Viacom, Inc	4.380	09/15/14	4,134

		TOTAL MEDIA			97,164

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
$1,550,000		Abbott Laboratories	5.600%	05/15/11	$1,560
3,975,000		Abbott Laboratories	5.300	05/27/40	3,905
1,700,000		Agilent Technologies, Inc	2.500	07/15/13	1,715
9,575,000		Amgen, Inc	3.450	10/01/20	9,011
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,349
8,750,000		Gilead Sciences, Inc	4.500	04/01/21	8,646
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,214
4,000,000		Johnson & Johnson	5.850	07/15/38	4,452
3,140,000		Life Technologies Corp	3.500	01/15/16	3,130
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,260
7,750,000		Merck & Co, Inc	3.880	01/15/21	7,586
1,500,000	g	Mylan, Inc	7.880	07/15/20	1,631
1,750,000	g	NBTY, Inc	9.000	10/01/18	1,899
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,010
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,127
2,715,000		Novartis Capital Corp	4.400	04/24/20	2,808
3,230,000		Pfizer, Inc	5.350	03/15/15	3,605
5,140,000		Pfizer, Inc	6.200	03/15/19	5,923
8,750,000		Sanofi-Aventis S.A.	2.630	03/29/16	8,676
3,225,000		Schering-Plough Corp	6.550	09/15/37	3,811
3,000,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,955

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			106,273

REAL ESTATE - 0.6%
2,310,000		AMB Property LP	4.500	08/15/17	2,332
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,108
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,723
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	6,921
2,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	2,800
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,619
3,460,000		Developers Diversified Realty Corp	7.880	09/01/20	3,967
255,000		Federal Realty Investment Trust	5.650	06/01/16	278
700,000		Federal Realty Investment Trust	5.900	04/01/20	758
2,780,000		HCP, Inc	3.750	02/01/16	2,794
5,000,000		Health Care REIT, Inc	3.630	03/15/16	4,953
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,846
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,703
1,925,000		Kilroy Realty Corp	5.000	11/03/15	1,921
840,000		Kimco Realty Corp	5.700	05/01/17	912
2,850,000		Liberty Property LP	4.750	10/01/20	2,816
1,480,000		Mack-Cali Realty Corp	7.750	08/15/19	1,783
915,000		National Retail Properties, Inc	6.880	10/15/17	986
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	962
1,485,000		ProLogis	7.630	08/15/14	1,699
2,325,000		Realty Income Corp	5.950	09/15/16	2,546
2,325,000		Regency Centers LP	5.250	08/01/15	2,480
225,000		Regency Centers LP	5.880	06/15/17	247
3,965,000		Regency Centers LP	4.800	04/15/21	3,871
800,000		Simon Property Group LP	5.250	12/01/16	870
3,040,000		Simon Property Group LP	10.350	04/01/19	4,190
1,000,000		Simon Property Group LP	4.380	03/01/21	978
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	1,470

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,750,000		Washington Real Estate Investment Trust	4.950%	10/01/20	$3,802

		TOTAL REAL ESTATE			71,335

RETAILING - 0.6%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,650
2,000,000		Asbury Automotive Group, Inc	7.630	03/15/17	2,040
2,000,000	g	Ferrellgas Partners LP	6.500	05/01/21	1,940
3,900,000		Home Depot, Inc	5.880	12/16/36	3,877
7,850,000		Home Depot, Inc	5.950	04/01/41	7,828
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,335
14,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	15,117
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,289
8,050,000		O’Reilly Automotive, Inc	4.880	01/14/21	7,963
1,000,000	g	QVC, Inc	7.130	04/15/17	1,050
2,000,000	g	QVC, Inc	7.500	10/01/19	2,100
3,875,000		Staples, Inc	9.750	01/15/14	4,652
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	914
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,223
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	3,418

		TOTAL RETAILING			66,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,838,000		Analog Devices, Inc	5.000	07/01/14	4,171
2,250,000	g	Broadcom Corp	1.500	11/01/13	2,230
5,350,000	g	Broadcom Corp	2.380	11/01/15	5,168
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,190

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,759

SOFTWARE & SERVICES - 0.4%
3,825,000		Adobe Systems, Inc	3.250	02/01/15	3,908
7,325,000		International Business Machines Corp	1.000	08/05/13	7,281
3,655,000		Microsoft Corp	0.880	09/27/13	3,629
4,095,000		Microsoft Corp	2.950	06/01/14	4,262
10,625,000		Microsoft Corp	1.630	09/25/15	10,287
3,925,000		Oracle Corp	3.750	07/08/14	4,166
3,100,000		Oracle Corp	5.750	04/15/18	3,471
3,750,000	g	Oracle Corp	3.880	07/15/20	3,685
3,000,000	g	SunGard Data Systems, Inc	7.380	11/15/18	3,068
7,500,000		Symantec Corp	2.750	09/15/15	7,294

		TOTAL SOFTWARE & SERVICES			51,051

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,000,000		Amphenol Corp	4.750	11/15/14	4,292
1,000,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,080
3,300,000		General Electric Co	5.250	12/06/17	3,594
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,781
2,550,000		Hewlett-Packard Co	2.950	08/15/12	2,620
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,709
1,225,000		Hewlett-Packard Co	3.750	12/01/20	1,177
3,500,000		Jabil Circuit, Inc	5.630	12/15/20	3,478
7,150,000		Juniper Networks, Inc	3.100	03/15/16	7,140
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,583
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		L-3 Communications Corp	4.950%	02/15/21	$2,012
4,000,000		NII Capital Corp	7.630	04/01/21	4,090
3,600,000		Xerox Corp	8.250	05/15/14	4,209
5,000,000		Xerox Corp	4.250	02/15/15	5,263
2,075,000		Xerox Corp	5.630	12/15/19	2,230

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			61,610

TELECOMMUNICATION SERVICES - 1.9%
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,475
4,000,000		America Movil SAB de C.V.	6.130	03/30/40	4,182
2,500,000		AT&T, Inc	2.500	08/15/15	2,481
2,000,000		AT&T, Inc	6.150	09/15/34	1,993
3,625,000		AT&T, Inc	6.500	09/01/37	3,756
11,500,000		AT&T, Inc	6.300	01/15/38	11,591
3,886,000	g	AT&T, Inc	5.350	09/01/40	3,481
2,500,000	g	Axtel SAB de C.V.	9.000	09/22/19	2,400
13,125,000		BellSouth Corp	5.200	09/15/14	14,351
1,975,000		BellSouth Corp	6.550	06/15/34	2,067
14,950,000		Cellco Partnership	3.750	05/20/11	15,013
13,850,000		Cellco Partnership	8.500	11/15/18	17,795
1,500,000	g	Clearwire Communications LLC	12.000	12/01/15	1,620
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,244
8,500,000		France Telecom S.A.	2.130	09/16/15	8,321
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,732
2,500,000	g	Indosat Palapa Co	7.380	07/29/20	2,747
2,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	2,133
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	4,003
5,150,000	g	Qtel International Finance	4.750	02/16/21	4,802
3,000,000		Qwest Communications International, Inc	7.130	04/01/18	3,236
3,000,000		Qwest Corp	8.880	03/15/12	3,210
3,280,000	g	Sable International Finance Ltd	7.750	02/15/17	3,444
2,000,000		SBA Telecommunications, Inc	8.000	08/15/16	2,178
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,230
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,302
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	3,072
6,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	6,859
21,100,000		Telefonica Emisiones SAU	3.990	02/16/16	21,201
7,465,000		Telefonica Emisiones SAU	5.130	04/27/20	7,427
4,750,000		Telefonica Emisiones SAU	5.460	02/16/21	4,810
3,315,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	3,189
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,767
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,575
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,523
1,250,000		Verizon Communications, Inc	5.500	02/15/18	1,363
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,717
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,226
6,650,000		Verizon Communications, Inc	6.000	04/01/41	6,624
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,855
4,500,000		Virgin Media Finance plc	9.500	08/15/16	5,119
5,400,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	5,418
735,000		Windstream Corp	8.130	09/01/18	785

		TOTAL TELECOMMUNICATION SERVICES			231,317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

TRANSPORTATION - 0.7%
$5,730,000	g	ASCIANO FINANCE	5.000%	04/07/18	$5,699
2,000,000	g	Bombardier, Inc	7.750	03/15/20	2,173
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,986
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	3,819
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,549
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	7,089
7,565,000		CSX Corp	3.700	10/30/20	7,132
7,000,000		Delta Air Lines, Inc	5.300	04/15/19	7,052
4,500,000	g	DP World Ltd	6.850	07/02/37	4,140
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,499
1,000,000	g	Hertz Corp	7.500	10/15/18	1,035
2,000,000	g	Hertz Corp	7.380	01/15/21	2,045
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,878
4,500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	4,590
2,450,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	2,554
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,801
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,139
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,203
3,782,813		Totem Ocean Trailer Express, Inc	4.510	12/18/19	4,026
1,500,000		Union Pacific Corp	6.500	04/15/12	1,586
6,375,000		Union Pacific Corp	5.130	02/15/14	6,960
7,750,000		United Parcel Service, Inc	3.130	01/15/21	7,180

		TOTAL TRANSPORTATION			86,135

UTILITIES - 2.4%
2,500,000		AES Corp	7.750	03/01/14	2,700
2,000,000		AES El Salvador Trust	6.750	02/01/16	1,970
2,250,000		AGL Capital Corp	5.250	08/15/19	2,369
2,000,000		AGL Capital Corp	6.000	10/01/34	1,965
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,770
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,870
2,000,000	g	Calpine Corp	7.500	02/15/21	2,070
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,884
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,191
2,750,000		Carolina Power & Light Co	5.700	04/01/35	2,816
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,381
3,670,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	3,598
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,610
7,500,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	7,427
2,800,000	g	Cia de Saneamento Basico do Estado de Sao Paulo	6.250	12/16/20	2,877
2,500,000		CMS Energy Corp	5.050	02/15/18	2,490
4,375,000	g	Colbun S.A.	6.000	01/21/20	4,484
3,055,000		Commonwealth Edison Co	4.000	08/01/20	2,950
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	4,278
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,024
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	3,644
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,610
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,648
10,900,000		Dominion Resources, Inc	4.450	03/15/21	10,810
900,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	977
3,600,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	3,492
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,955

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,400,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$1,415
2,500,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	2,504
2,000,000		Florida Power Corp	6.400	06/15/38	2,247
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,403
5,000,000		Georgia Power Co	5.400	06/01/40	4,922
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,869
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,604
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,134
2,460,000	g	Kazatomprom	6.250	05/20/15	2,614
5,000,000	g	Kentucky Utilities Co	3.750	11/15/20	4,616
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,994
6,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	6,701
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,585
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	3,946
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,801
4,500,000	g	Majapahit Holding BV	7.880	06/29/37	4,894
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,136
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,222
2,800,000		Nevada Power Co	6.500	08/01/18	3,213
3,500,000		Nevada Power Co	6.650	04/01/36	3,956
3,250,000		Nevada Power Co	5.380	09/15/40	3,119
2,850,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	2,612
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,265
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,706
2,750,000		PacifiCorp	6.000	01/15/39	2,957
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,748
6,750,000		PG&E Corp	5.750	04/01/14	7,376
750,000		Potomac Electric Power Co	7.900	12/15/38	1,002
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	5,130
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,511
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,198
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,299
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,268
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,900
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	4,748
1,250,000		Questar Market Resources, Inc	6.880	03/01/21	1,313
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,045
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,128
4,000,000		Sempra Energy	6.000	10/15/39	4,073
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,165
2,600,000		Veolia Environnement	5.250	06/03/13	2,786
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,791
3,000,000		Williams Partners LP	3.800	02/15/15	3,106
5,350,000		Williams Partners LP	5.250	03/15/20	5,581
6,200,000		Williams Partners LP	6.300	04/15/40	6,438
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,079

		TOTAL UTILITIES			288,980

		TOTAL CORPORATE BONDS			3,976,911

		(Cost $3,849,129)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 57.8%

AGENCY SECURITIES - 5.5%
		Federal Farm Credit Bank (FFCB)
$7,250,000		FFCB	5.380%	07/18/11	$7,364
9,750,000		FFCB	1.380	06/25/13	9,845
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	3,049
15,000,000		FHLB	1.880	06/21/13	15,286
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	1.750	06/15/12	5,077
80,000,000		FHLMC	0.750	03/28/13	79,864
6,000,000		FHLMC	3.500	05/29/13	6,330
18,350,000		FHLMC	2.500	04/23/14	18,929
20,000,000		FHLMC	3.000	07/28/14	20,901
		Federal National Mortgage Association (FNMA)
19,400,000		FNMA	1.380	04/28/11	19,419
8,000,000		FNMA	5.000	10/15/11	8,205
2,000,000		FNMA	1.130	07/30/12	2,015
10,000,000		FNMA	3.630	02/12/13	10,507
20,500,000		FNMA	1.250	08/20/13	20,571
24,500,000		FNMA	2.750	02/05/14	25,455
76,000,000		FNMA	2.750	03/13/14	78,994
25,500,000		FNMA	2.500	05/15/14	26,323
23,500,000		FNMA	3.000	09/16/14	24,592
35,000,000		FNMA	2.630	11/20/14	36,100
22,386,934		AMAL Ltd	3.470	08/21/21	22,483
5,003,443		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,139
15,000,000		Council of Europe Development Bank	2.750	02/10/15	15,408
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,324
5,000,000		International Finance Corp	5.130	05/02/11	5,019
1,594,688		Overseas Private Investment Corp	3.420	01/15/15	1,657
23,273,608		Premier Aircraft Leasing	3.580	02/06/22	23,207
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,421
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,295
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,429
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,692
17,000,000		Private Export Funding Corp	5.450	09/15/17	19,463
10,000,000		Private Export Funding Corp	2.250	12/15/17	9,488
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,651
35,000,000		Private Export Funding Corp	4.300	12/15/21	35,832
8,973,938		San Clemente Leasing LLC	3.590	08/27/21	8,908
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,384

		TOTAL AGENCY SECURITIES			662,626

FOREIGN GOVERNMENT BONDS - 4.2%
3,200,000	g	Bahrain Government International Bond	5.500	03/31/20	3,048
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	5,777
4,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	4,579
1,675,000		Banque Centrale de Tunisie	8.250	09/19/27	1,943
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	2,039
4,210,000		Brazilian Government International Bond	5.880	01/15/19	4,663
6,920,000		Brazilian Government International Bond	4.880	01/22/21	7,058
825,000		Brazilian Government International Bond	7.130	01/20/37	976
4,500,000		Brazilian Government International Bond	5.630	01/07/41	4,421

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$12,200,000		Canada Government International Bond	2.380%	09/10/14	$12,510
6,300,000		Chile Government International Bond	3.880	08/05/20	6,135
4,500,000		Colombia Government International Bond	6.130	01/18/41	4,590
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,669
4,370,000	g	Croatia Government International Bond	6.630	07/14/20	4,510
3,350,000	g	Croatia Government International Bond	6.380	03/24/21	3,354
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,520
3,750,000	g	Dominican Republic International Bond	7.500	05/06/21	3,816
4,660,000		Eksportfinans ASA	5.000	02/14/12	4,840
10,290,000		Eksportfinans ASA	2.000	09/15/15	10,066
9,400,000	g	El Salvador Government International Bond	7.630	02/01/41	9,236
7,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	7,796
3,500,000		European Investment Bank	4.880	02/15/36	3,544
15,350,000		Export Development Canada	2.250	05/28/15	15,520
3,196,000		Export-Import Bank of Korea	5.880	01/14/15	3,500
7,450,000		Export-Import Bank of Korea	4.130	09/09/15	7,645
5,000,000		Export-Import Bank of Korea	5.130	06/29/20	5,044
9,895,000		Federative Republic of Brazil	6.000	01/17/17	11,092
3,344,444		Federative Republic of Brazil	8.000	01/15/18	3,930
2,810,000		Hungary Government International Bond	6.380	03/29/21	2,813
3,190,000		Hungary Government International Bond	7.630	03/29/41	3,193
4,400,000		Italy Government International Bond	5.380	06/12/17	4,679
3,640,000		Jamaica Government International Bond	8.000	06/24/19	3,789
3,330,000		Korea Development Bank	3.250	03/09/16	3,266
5,000,000	g	Lithuania Government International Bond	5.130	09/14/17	5,017
850,000	g	Lithuania Government International Bond	6.130	03/09/21	868
1,000,000		Mexico Government International Bond	5.630	01/15/17	1,103
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,271
3,592,000		Mexico Government International Bond	6.050	01/11/40	3,700
4,500,000		Panama Government International Bond	6.700	01/26/36	5,051
2,435,000		Peruvian Government International Bond	7.130	03/30/19	2,873
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,426
2,500,000		Peruvian Government International Bond	6.550	03/14/37	2,706
8,000,000		Philippine Government International Bond	5.500	03/30/26	7,900
4,500,000		Poland Government International Bond	3.880	07/16/15	4,548
8,385,000		Poland Government International Bond	6.380	07/15/19	9,330
3,044,000	g	Portugal Government International Bond	3.500	03/25/15	2,622
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,199
1,000,000	g	Province of Buenos Aires Argentina	11.750	10/05/15	1,031
4,500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	4,196
3,000,000	g	Province of Cordoba	12.380	08/17/17	3,098
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,680
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,064
12,000,000		Province of Nova Scotia Canada	2.380	07/21/15	12,036
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,418
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,058
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,202
10,000,000		Province of Ontario Canada	4.000	10/07/19	10,156
13,000,000		Province of Ontario Canada	4.400	04/14/20	13,456
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,507
8,835,000		Province of Quebec Canada	4.630	05/14/18	9,501
22,500,000		Province of Quebec Canada	3.500	07/29/20	21,709
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,041

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Qatar Government International Bond	5.250%	01/20/20	$3,114
2,700,000		Republic of Hungary	6.250	01/29/20	2,747
4,500,000		Republic of Korea	5.750	04/16/14	4,903
2,250,000	g	Republic of Lithuania	6.750	01/15/15	2,449
3,733,334		Republic of Serbia	6.750	11/01/24	3,743
4,500,000		Republic of Turkey	7.500	07/14/17	5,220
4,500,000		Republic of Turkey	6.000	01/14/41	4,208
7,000,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	7,079
3,500,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,539
4,500,000	g	Socialist Republic of Vietnam	6.880	01/15/16	4,849
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,228
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,706
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,649
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,598
4,500,000		Turkey Government International Bond	5.630	03/30/21	4,590
3,500,000	g	Ukraine Government International Bond	6.880	09/23/15	3,623
3,500,000	g	Ukraine Government International Bond	7.750	09/23/20	3,609
2,180,000		United Mexican States	5.880	02/17/14	2,399
3,500,000		United Mexican States	5.950	03/19/19	3,901
500,000		United Mexican States	5.130	01/15/20	523
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,175

		TOTAL FOREIGN GOVERNMENT BONDS			508,180

MORTGAGE BACKED - 29.8%
		Federal Home Loan Mortgage Corp (FHLMC)
768,805		FHLMC	5.750	12/15/18	796
5,070,665	i	FHLMC	2.510	02/01/36	5,308
6,143,031	i	FHLMC	5.780	07/01/36	6,426
4,479,842	i	FHLMC	2.870	09/01/36	4,700
3,415,891	i	FHLMC	4.990	09/01/36	3,606
4,823,829	i	FHLMC	5.870	09/01/36	5,082
3,687,500	i	FHLMC	5.920	09/01/36	3,896
8,270,518	i	FHLMC	5.730	02/01/37	8,832
10,102,584	i	FHLMC	5.360	03/01/37	10,646
8,656,803	i	FHLMC	5.900	04/01/37	9,284
551,369	i	FHLMC	5.720	05/01/37	590
6,296,867	i	FHLMC	5.570	06/01/37	6,702
5,637,977	i	FHLMC	5.630	08/01/37	6,007
5,087,252	i	FHLMC	5.460	09/01/37	5,424
21,692,360		FHLMC	5.500	08/01/39	23,386
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,063		FGLMC	6.000	04/01/11	1
138,263		FGLMC	7.000	07/01/13	145
845,765		FGLMC	6.500	12/01/16	914
6,063,636		FGLMC	5.000	09/01/18	6,489
2,958,275		FGLMC	4.500	10/01/18	3,130
1,806,699		FGLMC	4.500	11/01/18	1,912
1,768,900		FGLMC	5.500	01/01/19	1,934
835,328		FGLMC	4.000	06/01/19	874
3,397,062		FGLMC	4.500	01/01/20	3,589
2,511,858		FGLMC	4.500	07/01/20	2,653
1,733,678		FGLMC	4.500	08/01/20	1,832
260,636		FGLMC	7.000	10/01/20	299

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$24,522,551		FGLMC	4.500%	06/01/21	$25,878
7,980,034		FGLMC	4.500	06/01/21	8,421
3,077,865		FGLMC	5.000	04/01/23	3,269
45,386		FGLMC	7.000	05/01/23	52
586,464		FGLMC	6.000	10/01/23	643
536,635		FGLMC	6.000	11/01/23	589
11,721,641		FGLMC	4.000	07/01/24	12,068
3,992,840		FGLMC	4.500	09/01/24	4,189
33,000,000	h	FGLMC	5.000	04/15/25	35,021
119,073		FGLMC	8.000	01/01/31	141
72,335		FGLMC	7.000	11/01/31	83
170,424		FGLMC	7.000	12/01/31	196
85,695		FGLMC	7.000	12/01/31	99
142,691		FGLMC	7.000	12/01/31	164
6,563		FGLMC	7.000	01/01/32	8
366,028		FGLMC	8.000	02/01/32	432
5,380,650		FGLMC	4.500	07/01/33	5,525
2,588,432		FGLMC	5.500	11/01/33	2,815
12,572,070		FGLMC	5.500	12/01/33	13,513
3,719,387		FGLMC	5.500	12/01/33	3,995
18,730,714		FGLMC	7.000	12/01/33	21,551
39,165,835		FGLMC	5.000	01/01/34	41,162
8,312,664		FGLMC	5.000	05/01/34	8,729
5,168,246		FGLMC	6.000	09/01/34	5,671
17,124,394		FGLMC	4.500	10/01/34	17,582
1,341,959		FGLMC	5.500	12/01/34	1,441
6,898,793		FGLMC	4.500	04/01/35	7,070
2,557,377		FGLMC	6.000	05/01/35	2,811
1,525,775		FGLMC	6.000	05/01/35	1,677
2,125,526		FGLMC	6.000	05/01/35	2,332
2,771,116		FGLMC	6.000	05/01/35	3,045
4,588,162		FGLMC	6.000	05/01/35	5,030
2,850,802		FGLMC	6.000	05/01/35	3,125
7,487,616		FGLMC	7.000	05/01/35	8,615
1,428,076		FGLMC	5.500	06/01/35	1,533
1,142,872		FGLMC	5.500	06/01/35	1,226
3,521,113		FGLMC	5.500	06/01/35	3,777
15,516,269		FGLMC	5.500	06/01/35	16,651
3,032,574		FGLMC	6.000	06/01/35	3,329
11,659,431		FGLMC	4.500	08/01/35	11,935
1,417,843		FGLMC	5.000	10/01/35	1,487
445,693		FGLMC	6.500	11/01/35	506
1,588,278		FGLMC	6.000	01/01/36	1,733
3,196,924		FGLMC	5.000	02/01/36	3,353
1,311,688		FGLMC	5.500	04/01/36	1,407
1,114,787		FGLMC	6.500	05/01/36	1,252
8,286,156		FGLMC	6.500	10/01/36	9,308
14,406,492		FGLMC	5.500	04/01/37	15,401
22,422,148		FGLMC	5.500	05/01/37	23,970
8,671,061		FGLMC	6.000	08/01/37	9,477
3,513,450		FGLMC	6.000	09/01/37	3,840
5,352,486		FGLMC	6.500	11/01/37	5,999
15,838,949		FGLMC	5.000	04/01/38	16,602

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,902,800		FGLMC	6.000%	11/01/38	$12,946
12,850,051		FGLMC	4.500	05/01/39	13,081
16,856,090		FGLMC	4.000	06/01/39	16,575
9,326,749		FGLMC	5.000	07/01/39	9,747
13,888,796		FGLMC	6.000	07/01/39	15,267
85,000,000	h	FGLMC	5.000	04/15/40	88,705
23,579,109		FGLMC	4.500	11/01/40	24,114
25,899,982		FGLMC	4.500	12/01/40	26,439
51,000,000	h	FGLMC	4.500	04/15/41	51,813
		Federal National Mortgage Association (FNMA)
259		FNMA	8.000	06/01/11	0	^
70		FNMA	8.000	07/01/11	0	^
89,578		FNMA	5.000	06/01/13	95
2,631,325		FNMA	4.440	07/01/13	2,754
3,500,180		FNMA	4.760	10/01/13	3,619
1,349,539		FNMA	4.780	02/01/14	1,435
5,224,772		FNMA	4.440	04/01/14	5,508
1,502,689		FNMA	4.560	01/01/15	1,601
222,529		FNMA	7.500	02/01/15	244
606,995		FNMA	7.500	04/01/15	666
504,772		FNMA	7.500	04/01/15	543
52,531		FNMA	6.500	03/01/16	58
19,533		FNMA	6.500	04/01/16	21
445,158		FNMA	6.500	10/01/16	488
322,462		FNMA	6.500	11/01/16	353
3,478,324		FNMA	5.000	12/01/17	3,724
913,220		FNMA	6.500	02/01/18	1,004
2,409,129		FNMA	5.500	03/01/18	2,616
6,208,176		FNMA	5.500	04/01/18	6,741
515,472		FNMA	5.500	04/01/18	560
721,718		FNMA	6.500	04/01/18	793
180,873		FNMA	5.500	05/01/18	196
10,147,480		FNMA	4.500	12/01/18	10,745
327,777		FNMA	6.000	01/01/19	358
68,823		FNMA	6.000	02/01/19	75
5,990,233		FNMA	5.000	04/01/19	6,410
3,062,512		FNMA	4.500	06/01/19	3,237
4,272,713		FNMA	5.000	03/01/20	4,575
2,221,940		FNMA	5.500	07/01/20	2,428
1,450,073		FNMA	4.500	11/01/20	1,533
4,337,492		FNMA	5.000	12/01/20	4,639
6,483,175		FNMA	5.000	03/01/21	6,942
3,856,565		FNMA	5.500	08/01/21	4,178
4,293,493		FNMA	4.500	03/01/23	4,510
102,407		FNMA	8.000	03/01/23	119
22,000,000	h	FNMA	4.500	04/25/23	23,055
9,685,093		FNMA	4.500	06/01/23	10,174
10,652,240		FNMA	5.000	07/01/23	11,325
8,152,557		FNMA	5.000	07/01/23	8,668
3,380,944		FNMA	5.000	12/01/23	3,605
1,004,501		FNMA	5.500	02/01/24	1,094
12,208,838		FNMA	4.000	05/01/24	12,567
1,922,425		FNMA	5.500	07/01/24	2,093

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$297,758		FNMA	8.000%	07/01/24	$347
3,834,470		FNMA	4.500	08/01/24	4,027
2,600,876		FNMA	5.500	08/01/24	2,832
16,944,269		FNMA	4.000	09/01/24	17,442
37,000,000	h	FNMA	4.000	04/25/25	38,018
53,000,000	h	FNMA	5.000	04/25/25	56,304
8,771,538		FNMA	5.000	10/01/25	9,353
64,176		FNMA	9.000	11/01/25	75
4,830,731		FNMA	6.500	07/01/32	5,465
246,602		FNMA	7.000	07/01/32	284
619,855		FNMA	7.000	07/01/32	714
6,175,313		FNMA	5.500	01/01/33	6,654
6,053,861		FNMA	6.000	01/01/33	6,596
937,841		FNMA	5.000	02/01/33	989
6,780,778		FNMA	4.500	03/25/33	7,158
3,835,575		FNMA	4.500	08/01/33	3,951
3,936,361		FNMA	5.000	08/01/33	4,149
6,384,180		FNMA	4.500	10/01/33	6,576
3,762,617		FNMA	5.000	10/01/33	3,966
2,108,976		FNMA	5.000	10/01/33	2,223
1,062,150		FNMA	5.000	10/01/33	1,120
29,394,665		FNMA	5.000	11/01/33	30,986
595,692		FNMA	5.000	11/01/33	628
7,108,159		FNMA	5.000	11/01/33	7,493
6,153,764		FNMA	5.000	11/01/33	6,487
5,500,420		FNMA	5.500	12/01/33	5,979
740,513		FNMA	5.500	12/01/33	797
1,942,162		FNMA	5.500	12/01/33	2,091
1,569,032		FNMA	5.000	03/01/34	1,654
3,941,469		FNMA	5.000	03/01/34	4,155
1,364,115		FNMA	5.000	03/01/34	1,438
10,383,737		FNMA	5.000	03/01/34	10,946
1,229,343		FNMA	5.000	03/01/34	1,296
4,826,380		FNMA	5.500	03/01/34	5,212
10,323,440		FNMA	5.000	04/01/34	10,871
38,896,018		FNMA	5.000	08/01/34	41,015
6,114,067		FNMA	6.000	08/01/34	6,728
2,659,862		FNMA	5.500	09/01/34	2,864
1,976,009		FNMA	5.500	09/01/34	2,134
1,905,123		FNMA	5.500	10/01/34	2,057
1,781,346		FNMA	5.500	10/01/34	1,924
1,998,535		FNMA	6.000	12/01/34	2,196
3,542,031		FNMA	5.500	01/01/35	3,811
41,878,374		FNMA	5.500	02/01/35	45,095
3,050,400		FNMA	5.500	04/01/35	3,294
3,934,151		FNMA	6.000	04/01/35	4,322
10,306,788		FNMA	4.500	05/01/35	10,616
13,393,005		FNMA	5.500	05/01/35	14,393
4,790,422		FNMA	6.000	05/01/35	5,258
2,418,181		FNMA	5.500	06/01/35	2,601
1,754,621		FNMA	5.500	06/01/35	1,887
3,224,843		FNMA	5.500	06/01/35	3,466
566,619		FNMA	5.500	06/01/35	609

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$623,191		FNMA	5.500%	06/01/35	$672
113,629		FNMA	7.500	06/01/35	132
1,412,996		FNMA	5.500	07/01/35	1,518
2,140,793		FNMA	6.000	07/01/35	2,344
5,867,037		FNMA	4.500	08/01/35	6,019
8,149,331		FNMA	5.000	08/01/35	8,576
8,802,098		FNMA	5.500	09/01/35	9,506
8,893,570		FNMA	5.000	10/01/35	9,360
4,826,349		FNMA	5.500	11/01/35	5,187
4,836,452	i	FNMA	2.380	02/01/36	5,071
8,985,569		FNMA	5.000	02/01/36	9,456
17,876,579		FNMA	6.000	03/01/36	19,527
2,941,679		FNMA	5.000	04/01/36	3,087
2,266,361	i	FNMA	5.970	07/01/36	2,384
3,629,854		FNMA	6.500	09/01/36	4,103
6,685,450		FNMA	6.000	12/01/36	7,303
6,426,139		FNMA	6.500	03/01/37	7,263
225,323		FNMA	6.500	03/01/37	253
4,387,290		FNMA	7.000	04/01/37	5,021
8,075,541		FNMA	6.500	08/01/37	9,128
2,495,901		FNMA	6.500	08/01/37	2,829
4,609,930		FNMA	6.000	09/01/37	5,090
5,157,680		FNMA	6.000	09/01/37	5,695
2,919,975		FNMA	6.000	09/01/37	3,224
3,881,829		FNMA	6.000	09/01/37	4,286
7,511,357		FNMA	6.500	09/01/37	8,429
6,843,316		FNMA	6.500	09/01/37	7,735
3,486,639		FNMA	6.500	09/01/37	3,913
5,967,605		FNMA	6.500	09/01/37	6,697
852,510		FNMA	6.500	09/01/37	961
10,956,400	i	FNMA	5.870	10/01/37	11,643
2,284,810		FNMA	7.000	11/01/37	2,615
851,609		FNMA	6.500	01/01/38	956
215,193		FNMA	6.500	02/01/38	243
3,873,675		FNMA	6.500	03/01/38	4,346
371,484		FNMA	6.500	03/01/38	417
1,094,046		FNMA	6.500	03/01/38	1,227
3,878,255		FNMA	5.000	04/01/38	4,063
245,000,000	h	FNMA	6.000	04/25/38	266,438
25,000,000	h	FNMA	6.500	04/25/38	28,020
7,398,067		FNMA	5.000	05/01/38	7,751
15,317,222		FNMA	6.000	07/01/38	16,688
6,644,882	i	FNMA	4.940	10/01/38	7,033
27,057,385		FNMA	6.000	10/01/38	29,479
10,278,940		FNMA	4.500	01/01/39	10,485
6,717,136		FNMA	5.500	01/01/39	7,191
7,500,806		FNMA	6.000	01/01/39	8,170
5,937,503		FNMA	6.000	01/01/39	6,467
10,942,576		FNMA	4.500	02/01/39	11,162
19,116,033		FNMA	4.500	02/01/39	19,499
6,624,015		FNMA	5.500	02/01/39	7,091
10,047,232		FNMA	4.000	04/01/39	9,910
16,302,657		FNMA	4.500	05/01/39	16,614

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,051,055		FNMA	4.500%	08/01/39	$13,300
104,000,000	h	FNMA	4.000	04/25/40	102,278
186,000,000	h	FNMA	5.000	04/25/40	194,573
226,000,000	h	FNMA	5.500	05/25/40	240,973
81,422,675		FNMA	4.500	09/01/40	82,976
54,668,718		FNMA	4.500	09/01/40	55,711
19,797,124		FNMA	4.000	11/01/40	19,501
32,377,448		FNMA	4.500	11/01/40	32,996
31,000,000	h	FNMA	3.500	04/25/41	29,188
		Government National Mortgage Association (GNMA)
20,331		GNMA	9.000	06/15/16	23
4,370		GNMA	9.000	09/15/16	4
8,236		GNMA	9.000	09/15/16	9
12,340		GNMA	9.000	11/15/16	12
6,233		GNMA	9.000	12/15/16	7
8,718		GNMA	9.000	12/15/16	9
85,643		GNMA	9.500	12/15/16	98
35,718		GNMA	8.000	06/15/24	42
61,494		GNMA	8.500	11/20/30	74
69,809		GNMA	8.500	12/20/30	84
3,126,364		GNMA	5.500	07/15/33	3,408
1,473,392		GNMA	5.500	11/20/33	1,605
5,594,464		GNMA	5.500	03/20/35	6,087
3,304,036		GNMA	5.500	12/20/35	3,592
2,171,460		GNMA	6.000	10/20/36	2,377
2,291,813		GNMA	6.000	01/20/37	2,509
6,423,476		GNMA	6.000	02/20/37	7,026
6,292,027		GNMA	6.000	12/15/37	6,932
199,000,000	h	GNMA	5.000	04/15/38	211,033
8,609,923		GNMA	5.000	04/15/38	9,147
48,000,000		GNMA	5.500	04/15/38	51,975
10,826,506	h	GNMA	5.500	07/15/38	11,741
9,625,426		GNMA	5.500	07/20/38	10,416
3,153,257		GNMA	6.000	08/15/38	3,473
3,189,565		GNMA	6.000	08/20/38	3,486
4,201,331		GNMA	6.500	11/20/38	4,712
12,227,581		GNMA	4.500	03/15/39	12,637
14,054,399		GNMA	4.500	05/15/39	14,525
6,621,269		GNMA	5.000	06/15/39	7,069
5,863,459		GNMA	5.000	06/15/39	6,260
15,386,883		GNMA	4.500	07/20/39	15,885
4,947,714		GNMA	5.000	07/20/39	5,258
5,623,591		GNMA	4.000	08/15/39	5,635
129,000,000	h	GNMA	4.500	04/15/40	133,051
130,000,000	h	GNMA	4.000	04/15/41	130,000
40,000,000	h	GNMA	6.000	04/15/41	44,000
43,000,000	h	GNMA	4.500	04/20/41	44,277
50,000,000	h	GNMA	5.000	04/20/41	53,039
10,203,167		GNMA	6.230	09/15/43	10,808
7,933,253		GNMA	6.500	01/15/44	8,580
3,706,866		National Credit Union Administration	1.840	10/07/20	3,722

		TOTAL MORTGAGE BACKED			3,589,167

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MUNICIPAL BONDS - 0.6%
$2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$2,111
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	12,999
13,000,000		Long Island Power Authority	5.850	05/01/41	11,956
16,100,000		State of California	7.630	03/01/40	17,613
15,250,000		State of Illinois	6.730	04/01/35	14,629
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,912

		TOTAL MUNICIPAL BONDS			73,220

U.S. TREASURY SECURITIES - 17.7%
352,372,000		United States Treasury Bond	8.000	11/15/21	492,109
22,000,000		United States Treasury Bond	6.380	08/15/27	27,851
49,175,000		United States Treasury Bond	5.250	02/15/29	55,383
111,861,000		United States Treasury Bond	5.380	02/15/31	127,924
677,000		United States Treasury Bond	4.500	02/15/36	684
13,495,000		United States Treasury Bond	3.500	02/15/39	11,315
51,070,000		United States Treasury Bond	3.880	08/15/40	45,700
15,626,100	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	16,354
11,093,900	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	12,248
20,131,400	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	20,425
12,000,000		United States Treasury Note	1.000	04/30/12	12,083
16,650,000		United States Treasury Note	1.880	06/15/12	16,945
5,410,000		United States Treasury Note	0.630	06/30/12	5,424
8,300,000		United States Treasury Note	0.630	07/31/12	8,319
6,477,000		United States Treasury Note	1.380	10/15/12	6,556
102,500,000		United States Treasury Note	1.380	11/15/12	103,757
24,690,000		United States Treasury Note	0.630	01/31/13	24,646
30,940,000		United States Treasury Note	1.130	06/15/13	31,092
8,590,000		United States Treasury Note	0.750	08/15/13	8,546
25,195,000		United States Treasury Note	3.130	08/31/13	26,494
44,650,000		United States Treasury Note	0.750	09/15/13	44,367
81,829,000		United States Treasury Note	3.130	09/30/13	86,074
3,835,000		United States Treasury Note	0.500	10/15/13	3,783
62,337,000		United States Treasury Note	2.750	10/31/13	65,040
189,533,000		United States Treasury Note	2.000	11/30/13	193,932
14,870,000		United States Treasury Note	1.250	03/15/14	14,865
6,467,000		United States Treasury Note	2.250	05/31/14	6,648
22,985,000		United States Treasury Note	2.380	08/31/14	23,660
22,415,000		United States Treasury Note	2.130	11/30/14	22,823
45,524,000		United States Treasury Note	2.500	04/30/15	46,765
147,421,000		United States Treasury Note	2.130	05/31/15	149,035
37,717,000		United States Treasury Note	1.880	06/30/15	37,696
70,952,000		United States Treasury Note	1.750	07/31/15	70,420
100,332,500		United States Treasury Note	1.250	09/30/15	97,032
18,485,000		United States Treasury Note	1.250	10/31/15	17,837
44,882,000		United States Treasury Note	2.000	01/31/16	44,556
304,000		United States Treasury Note	2.130	02/29/16	303
300,000		United States Treasury Note	2.630	02/29/16	306
9,800,000		United States Treasury Note	2.380	03/31/16	9,868
10,000,000		United States Treasury Note	3.130	10/31/16	10,352
15,250,000		United States Treasury Note	2.750	02/28/18	15,134
319,500		United States Treasury Note	2.630	11/15/20	298
885,000		United States Treasury Note	3.630	02/15/21	898

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$83,285,000		United States Treasury Note	4.250%	11/15/40	$79,654
18,685,000		United States Treasury Note	4.750	02/15/41	19,421
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	12,022

		TOTAL U.S. TREASURY SECURITIES			2,126,644

		TOTAL GOVERNMENT BONDS			6,959,837

		(Cost $6,805,082)

STRUCTURED ASSETS - 6.7%

ASSET BACKED - 1.6%
3,690,000	g	Ally Master Owner Trust	2.880	04/15/13	3,775
		Series - 2010 3 (Class A)
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	5,057
		Series - 2010 3 (Class C)
5,350,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,354
		Series - 2011 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
6,350,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	6,329
		Series - 2010 5A (Class A)
1,725,000		CarMax Auto Owner Trust	2.830	02/15/17	1,719
		Series - 2011 1 (Class C)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,383
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	521
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	236
		Series - 2004 2 (Class 1B)
3,085,181		CIT Group Home Equity Loan Trust	6.200	02/25/30	3,132
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	113
		Series - 2002 2 (Class MF2)
10,264		CIT Group Home Equity Loan Trust	6.830	06/25/33	0	^
		Series - 2002 2 (Class BF)
11,991,291		Citicorp Mortgage Securities, Inc	5.710	07/25/36	12,085
		Series - 2006 1 (Class A3)
3,219,794		Citicorp Mortgage Securities, Inc	5.560	09/25/36	3,232
		Series - 2006 2 (Class A3)
6,467,289	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	6,352
		Series - 2006 15 (Class A2)
623,392	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	403
		Series - 2004 B (Class 1A)
4,062,385	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	3,986
		Series - 2007 MX1 (Class A1)
900,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	909
		Series - 2011 LC1A (Class B)
2,400,000	g,i	DB/UBS Mortgage Trust	5.560	11/10/46	2,403
		Series - 2011 LC1A (Class C)
18,102,888	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	16,928
		Series - 2007 1A (Class AF3)
2,220,000		Ford Credit Auto Owner Trust	2.620	10/15/16	2,207
		Series - 2011 A (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,725,000		Ford Credit Auto Owner Trust	3.210%	07/15/17	$2,709
		Series - 2011 A (Class D)
7,000,000	g	Ford Credit Floorplan Master Owner Trust	2.610	02/15/16	7,023
		Series - 2011 1 (Class C)
1,865,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	1,992
		Series - 2010 3 (Class B)
2,120,454		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	2,076
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,078
		Series - 2006 HLTV (Class A4)
527,793		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	528
		Series - 2007 1 (Class A1F)
1,973,008	i	Morgan Stanley ABS Capital I	0.270	01/25/37	1,917
		Series - 2007 HE2 (Class A2A)
2,886,016	i	Park Place Securities, Inc	0.880	09/25/34	2,654
		Series - 2004 WHQ1 (Class M1)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	4,592
		Series - 2006 3 (Class AF3)
9,582,765	i	Residential Asset Mortgage Products, Inc	0.870	11/25/34	8,131
		Series - 2004 RS11 (Class M1)
2,676,134	i	Residential Asset Securities Corp	0.680	04/25/35	2,412
		Series - 2005 KS3 (Class M3)
530,846	i	Residential Asset Securities Corp	6.490	10/25/30	466
		Series - 2001 KS2 (Class AI6)
3,042,295		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	2,995
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,511
		Series - 2006 HI5 (Class A3)
4,128,450		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,366
		Series - 2005 HI1 (Class A5)
5,989,458		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,624
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,199
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	280
		Series - 2006 HI1 (Class M2)
28,777,603		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	26,095
		Series - 2006 HI4 (Class A3)
3,390,910	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	3,195
		Series - 2006 NC2 (Class A2)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	8,430
		Series - 2010 VNO (Class C)
1,425,905	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,176
		Series - 2006 N1 (Class N1)
3,071,521	g,i	Wachovia Loan Trust	0.610	05/25/35	1,970
		Series - 2005 SD1 (Class A)
3,479,394	i	Wells Fargo Home Equity Trust	0.390	07/25/36	3,143
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	566
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,420
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			188,672

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

OTHER MORTGAGE BACKED - 5.1%
$7,314,000	i	Banc of America Commercial Mortgage, Inc	4.770%	07/10/43	$7,269
		Series - 2005 3 (Class AJ)
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	6,747
		Series - 2006 6 (Class A4)
10,500,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	10,747
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	10,373
		Series - 2007 2 (Class A4)
344,013		Bank of America Alternative Loan Trust	5.500	09/25/19	352
		Series - 2004 8 (Class 3A1)
5,487,362		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	4,974
		Series - 2005 AC2 (Class 1A)
3,300,000	i	Bear Stearns Commercial Mortgage Securities	5.760	09/11/38	3,206
		Series - 2006 PW12 (Class AJ)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,765
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	4,347
		Series - 2006 PW11 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	6,944
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	6,524
		Series - 2006 T24 (Class AM)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	769
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	10,984
		Series - 2004 T16 (Class A6)
8,540,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	9,132
		Series - 2007 PW17 (Class A4)
9,150,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	9,753
		Series - 2007 PW18 (Class A4)
6,225,000		Chase Mortgage Finance Corp	5.500	10/25/35	6,214
		Series - 2005 S2 (Class A24)
7,530,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	7,548
		Series - 2007 C9 (Class AM)
5,984,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	6,493
		Series - 2007 C9 (Class A4)
6,669,624		Countrywide Alternative Loan Trust	5.500	08/25/16	6,588
		Series - 2004 30CB (Class 1A15)
2,637,638		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	2,637
		Series - 2005 J3 (Class 1A1)
5,195,374	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	5,078
		Series - 2007 TF2A (Class A1)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	14,162
		Series - 2009 RR1 (Class A3C)
		Credit Suisse/Morgan Stanley Commercial Mortgage
3,879,939	g,i	Certificate	0.450	05/15/23	3,834
		Series - 2006 HC1A (Class A1)
3,700,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	3,777
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,570
		Series - 2005 C5 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,710,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$2,710
		Series - 2005 C5 (Class AJ)
24,841,221		Federal Home Loan Mortgage Corp (FHLMC)	4.000	06/15/34	3,581
		Series - 2010 3748 (Class NI)
31,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/40	29,824
		Series - 2010 155 (Class PC)
924,509		First Horizon Asset Securities, Inc	5.500	11/25/33	929
		Series - 2003 9 (Class 1A4)
6,929,681	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	7,141
		Series - 2003 AR1 (Class A5)
5,537,800	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	6,058
		Series - 2006 GG7 (Class A4)
19,504,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	20,243
		Series - 2006 GG7 (Class AM)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	16,067
		Series - 2007 GG9 (Class A4)
25,772,248		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	27,259
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	6,874
		Series - 2006 GG6 (Class A4)
9,300,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	9,571
		Series - 2006 GG6 (Class AM)
16,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	17,870
		Series - 2006 GG8 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	8,811
		Series - 2010 C1 (Class B)
3,175,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	3,084
		Series - 2010 C2 (Class C)
2,867,158	i	GSR Mortgage Loan Trust	2.780	01/25/36	2,753
		Series - 2006 AR1 (Class 2A2)
1,713,840	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	1,659
		Series - 2006 FL1A (Class A2)
1,390,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,499
		Series - 2009 IWST (Class A2)
1,290,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	1,287
		Series - 2010 C2 (Class B)
2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	2,523
		Series - 2010 C2 (Class C)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	11,382
		Series - 2006 LDP8 (Class AM)
9,690,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	9,324
		Series - 2006 LDP8 (Class AJ)
14,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	15,385
		Series - 2006 LDP9 (Class A3)
5,102,186		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	5,380
		Series - 2007 CB18 (Class A4)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	11,139
		Series - 2007 LD11 (Class A4)
4,116,593	i	JP Morgan Mortgage Trust	4.300	04/25/35	4,142
		Series - 2005 A2 (Class 5A1)
3,774,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	3,965
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,020
		Series - 2005 C2 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,500,000		LB-UBS Commercial Mortgage Trust	5.420%	02/15/40	$18,584
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	12,987
		Series - 2007 C2 (Class A3)
12,800,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	12,804
		Series - 2007 C1 (Class AM)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,761
		Series - 2007 C6 (Class A4)
4,066,686		MASTR Asset Securitization Trust	5.000	05/25/35	4,103
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,871
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	2,714
		Series - 2006 C1 (Class A4)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.430	02/12/39	5,059
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	13,186
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	13,855
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	7,021
		Series - 2007 IQ13 (Class A4)
3,000,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	2,974
		Series - 2011 C1 (Class C)
6,760,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	6,599
		Series - 2011 C1 (Class D)
3,000,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	3,053
		Series - 2011 C1 (Class B)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	3,195
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	3,101
		Series - 0 IQ9 (Class AJ)
6,714,000	g,i	RBSCF Trust	4.670	04/15/24	6,825
		Series - 2010 MB1 (Class D)
9,472,834		Residential Accredit Loans, Inc	6.000	06/25/36	6,273
		Series - 2006 QS7 (Class A3)
5,640,340	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	5,209
		Series - 2005 SA3 (Class 2A1)
2,064,561	i	Structured Adjustable Rate Mortgage Loan Trust	0.630	03/25/35	2,017
		Series - 2005 6XS (Class A3)
862,094	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	860
		Series - 2006 6 (Class 2A1)
22,102,000	i	Wachovia Bank Commercial Mortgage Trust	5.960	06/15/45	23,098
		Series - 2006 C26 (Class AM)
3,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	3,253
		Series - 2007 C34 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	7,540
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	3,677
		Series - 2006 C29 (Class AM)
18,355,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	16,857
		Series - 2006 C29 (Class AJ)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.900%	02/15/51	$6,559
		Series - 2007 C33 (Class A4)
8,565,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	9,090
		Series - 2007 C33 (Class A5)
5,350,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	5,015
		Series - 2007 C30 (Class AM)
4,623,055	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	4,655
		Series - 2006 AR1 (Class 2A2)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	4,852
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			622,914

		TOTAL STRUCTURED ASSETS			811,586

		(Cost $789,943)

		TOTAL BONDS			11,748,334

		(Cost $11,444,154)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	800
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	2,596

		TOTAL BANKS			3,396

		TOTAL PREFERRED STOCKS			3,396

		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.1%
584,178	a	TIAA-CREF High-Yield Fund (Institutional Class)			5,836

		TOTAL TIAA-CREF MUTUAL FUND			5,836

		(Cost $5,419)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 16.2%
GOVERNMENT AGENCY DEBT - 14.2%
	Federal Home Loan Bank (FHLB)
$25,000,000	FHLB	0.080	04/01/11	25,000
50,000,000	FHLB	0.070	04/05/11	50,000
25,000,000	FHLB	0.070	04/08/11	25,000
35,689,000	FHLB	0.030	04/12/11	35,689
457,567,000	FHLB	0.020-0.080	04/13/11	457,555
301,935,000	FHLB	0.075-0.125	04/15/11	301,925
137,440,000	FHLB	0.070	04/18/11	137,435
32,978,000	FHLB	0.050	04/19/11	32,977
86,462,000	FHLB	0.030-0.105	04/20/11	86,459
12,000,000	FHLB	0.125	04/25/11	11,999
25,000,000	FHLB	0.130	04/27/11	24,998
16,150,000	FHLB	0.125	04/29/11	16,148
50,000,000	FHLB	0.080	05/03/11	49,996
35,000,000	FHLB	0.060	05/04/11	34,998
60,684,000	FHLB	0.095-0.100	05/13/11	60,677

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	FHLB	0.050%	05/16/11	$24,998
	Federal Home Loan Mortgage Corp (FHLMC)
25,000,000	FHLMC	0.100	04/06/11	25,000
18,576,000	FHLMC	0.077	04/11/11	18,576
12,665,000	FHLMC	0.120	04/25/11	12,664
	Federal National Mortgage Association (FNMA)
25,000,000	FNMA	0.100	04/04/11	25,000
20,000,000	FNMA	0.104	04/14/11	19,999
25,000,000	FNMA	0.125	04/18/11	24,999
75,000,000	FNMA	0.700-0.0900	05/05/11	74,995
50,000,000	FNMA	0.090	05/09/11	49,995
35,735,000	FNMA	0.070	05/10/11	35,732
52,143,000	FNMA	0.080	05/12/11	52,138

	TOTAL GOVERNMENT AGENCY DEBT			1,714,952

TREASURY DEBT - 2.0%
50,000,000	United States Treasury Bill	0.047	04/07/11	50,000
92,043,000	United States Treasury Bill	0.030-0.085	04/14/11	92,042
26,259,000	United States Treasury Bill	0.120	04/21/11	26,257
22,272,000	United States Treasury Bill	0.101	04/28/11	22,270
38,000,000	United States Treasury Bill	0.085	07/14/11	37,988
12,000,000	United States Treasury Bill	0.301	12/15/11	11,983

	TOTAL TREASURY DEBT			240,540

	TOTAL SHORT-TERM INVESTMENTS			1,955,492

	(Cost $1,955,486)

	TOTAL INVESTMENTS - 114.0%			13,730,171
	(Cost $13,472,053)
	OTHER ASSETS & LIABILITIES, NET - (14.0)%			(1,688,561)

	NET ASSETS - 100.0%			$12,041,610

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2011 the value of these securities amounted to $953,265,000 or 7.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.5%

U.S. TREASURY SECURITIES - 99.5%
k	United States Treasury Inflation Indexed Bonds
	$205,002,518	2.000%, 04/15/12	$214,340
	334,170,911	3.000, 07/15/12	357,928
	193,607,379	0.630, 04/15/13	202,622
	346,599,311	1.880, 07/15/13	374,896
	340,037,076	2.000, 01/15/14	370,534
	230,247,159	1.250, 04/15/14	246,050
	307,422,613	2.000, 07/15/14	337,348
	291,660,464	1.630, 01/15/15	316,155
	180,855,120	0.500, 04/15/15	187,722
	287,080,272	1.880, 07/15/15	315,833
	263,424,656	2.000, 01/15/16	290,837
	266,662,568	2.500, 07/15/16	302,662
	224,714,287	2.380, 01/15/17	253,242
	218,854,400	2.630, 07/15/17	251,358
	224,975,112	1.630, 01/15/18	243,254
	211,980,360	1.380, 07/15/18	225,709
	209,729,065	2.130, 01/15/19	234,028
	227,904,040	1.880, 07/15/19	250,000
	250,790,049	1.380, 01/15/20	262,957
	246,990,680	1.250, 07/15/20	255,076
	126,868,083	1.130, 01/15/21	128,721
	379,361,899	2.380, 01/15/25	425,864
	262,731,287	2.000, 01/15/26	280,425
	214,768,862	2.380, 01/15/27	239,149
	198,751,664	1.750, 01/15/28	202,571
	276,394,175	3.630, 04/15/28	356,462
	191,166,248	2.500, 01/15/29	216,541
	293,183,455	3.880, 04/15/29	392,317
	85,917,030	3.380, 04/15/32	110,632
	183,016,641	2.130, 02/15/40	193,526
	118,645,460	2.130, 02/15/41	125,366

		TOTAL U.S. TREASURY SECURITIES	8,164,125

		TOTAL GOVERNMENT BONDS	8,164,125

		(Cost $7,540,753)

		TOTAL INVESTMENTS - 99.5%	$8,164,125
		(Cost $7,540,753)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	43,121

		NET ASSETS - 100.0%	$8,207,246

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 37.8%

CORPORATE BONDS - 8.8%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.630%	09/15/20	$2,349
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,413

		TOTAL AUTOMOBILES & COMPONENTS			5,762

BANKS - 1.8%
9,350,000	g	Bank of Montreal	2.630	01/25/16	9,305
9,590,000	g	Bank of Nova Scotia	1.650	10/29/15	9,200
5,000,000		BB&T Corp	3.380	09/25/13	5,204
5,000,000		BB&T Corp	3.850	07/27/27	5,177
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,272
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,009
3,500,000		Capital One Capital V	8.880	05/15/40	3,688
6,900,000		Comerica, Inc	3.000	09/16/15	6,865
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	5,843
2,375,000		Discover Bank	7.000	04/15/20	2,613
8,750,000		First Horizon National Corp	5.380	12/15/15	9,142
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,454
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,267
4,500,000	e	KeyBank NA	3.200	06/15/12	4,647
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	1,508
400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	452
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	3,501
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	5,878
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,286
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,287
3,145,000	g	National Bank of Canada	1.650	01/30/14	3,149
4,500,000		New York Community Bank	3.000	12/16/11	4,587
6,100,000		Northern Trust Corp	4.630	05/01/14	6,587
5,000,000		PNC Funding Corp	3.630	02/08/15	5,169
5,000,000		PNC Funding Corp	5.130	02/08/20	5,263
5,000,000		Silicon Valley Bank	5.700	06/01/12	5,129
1,800,000	e	SVB Financial Group	5.380	09/15/20	1,771
4,900,000		US Bancorp	2.000	06/14/13	4,974
3,000,000		US Bancorp	4.950	10/30/14	3,265
5,000,000		US Bancorp	2.880	11/20/14	5,130
10,000,000		US Central Federal Credit Union	1.900	10/19/12	10,190
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,617
1,370,000		Wachovia Bank Na	4.880	02/01/15	1,459
5,000,000		Webster Bank	5.880	01/15/13	5,011
5,000,000		Wells Fargo & Co	2.130	06/15/12	5,096

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Wells Fargo & Co	3.750%	10/01/14	$5,239
5,000,000		Wells Fargo & Co	4.750	02/09/15	5,321
1,105,000		Wells Fargo & Co	3.680	06/15/16	1,112
3,100,000		Wells Fargo & Co	5.630	12/11/17	3,386
5,000,000		Wells Fargo & Co	4.600	04/01/21	4,945
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,081
4,000,000		Zions Bancorporation	7.750	09/23/14	4,344

		TOTAL BANKS			195,423

CAPITAL GOODS - 0.2%
5,000,000		Caterpillar Financial Services Corp	2.650	04/01/16	4,962
1,800,000	e	Deere & Co	5.380	10/16/29	1,901
4,340,000		Deere & Co	8.100	05/15/30	5,827
2,625,000		Pall Corp	5.000	06/15/20	2,671
5,000,000		Timken Co	6.000	09/15/14	5,515

		TOTAL CAPITAL GOODS			20,876

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,286
2,730,000		Waste Management, Inc	4.600	03/01/21	2,728

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,014

CONSUMER DURABLES & APPAREL - 0.1%
7,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	7,464
3,150,000		Masco Corp	7.130	03/15/20	3,260
2,500,000		Whirlpool Corp	8.000	05/01/12	2,664
1,100,000		Whirlpool Corp	8.600	05/01/14	1,276

		TOTAL CONSUMER DURABLES & APPAREL			14,664

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.390	11/15/12	2,015
4,000,000		American National Red Cross	5.570	11/15/17	3,831
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,302
1,250,000		McDonald’s Corp	5.000	02/01/19	1,363
4,000,000	e	McDonald’s Corp	3.500	07/15/20	3,907
7,550,000		Nature Conservancy	6.300	07/01/19	8,241
5,145,000		Salvation Army	5.640	09/01/26	5,058

		TOTAL CONSUMER SERVICES			29,717

DIVERSIFIED FINANCIALS - 0.7%
1,675,000		American Express Co	7.000	03/19/18	1,958
3,325,000		American Express Co	8.130	05/20/19	4,149
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,332
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,646
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,135
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,092
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,934
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	3,947
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,287
4,000,000		Capital One Financial Corp	5.700	09/15/11	4,089
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	3,070

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,900,000		Ford Motor Credit Co LLC	7.000%	04/15/15	$6,386
1,940,000		Franklin Resources, Inc	3.130	05/20/15	1,986
1,900,000		Jefferies Group, Inc	6.250	01/15/36	1,756
7,000,000		NASDAQ OMX Group, Inc	2.500	08/15/13	6,930
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,664
8,050,000	e	State Street Corp	2.150	04/30/12	8,192
3,000,000		State Street Corp	4.300	05/30/14	3,214

		TOTAL DIVERSIFIED FINANCIALS			73,767

ENERGY - 0.7%
5,000,000		Apache Corp	5.250	04/15/13	5,393
5,500,000		Apache Corp	5.100	09/01/40	5,113
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,892
1,500,000		Chesapeake Energy Corp	6.630	08/15/20	1,598
2,630,000		Chesapeake Energy Corp	6.130	02/15/21	2,715
2,500,000		Devon Energy Corp	6.300	01/15/19	2,930
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,377
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,043
3,000,000		EOG Resources, Inc	4.100	02/01/21	2,904
5,000,000		EQT Corp	8.130	06/01/19	5,960
2,500,000		Hess Corp	8.130	02/15/19	3,138
4,000,000		Hess Corp	6.000	01/15/40	4,044
2,000,000		Hess Corp	5.600	02/15/41	1,911
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,715
1,870,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,875
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,145
2,159,029		Rowan Cos, Inc	3.530	05/01/20	2,162
5,564,042		Rowan Cos, Inc	3.160	07/15/21	5,531
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,319
2,650,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	2,631

		TOTAL ENERGY			70,396

FOOD & STAPLES RETAILING - 0.1%
3,000,000		CVS Caremark Corp	5.750	06/01/17	3,304
1,009,555	g	CVS Caremark Corp	5.300	01/11/27	1,020
4,100,000		Safeway, Inc	3.950	08/15/20	3,878
2,500,000		Sysco Corp	6.630	03/17/39	3,030

		TOTAL FOOD & STAPLES RETAILING			11,232

FOOD, BEVERAGE & TOBACCO - 0.3%
5,900,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	5,817
1,100,000		General Mills, Inc	5.650	02/15/19	1,219
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	1,901
2,500,000		Kellogg Co	4.150	11/15/19	2,511
4,900,000		Kellogg Co	4.000	12/15/20	4,796
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,117
5,000,000		Kraft Foods, Inc	6.500	02/09/40	5,340
2,500,000		PepsiCo, Inc	0.880	10/25/13	2,472
428,000		PepsiCo, Inc	7.900	11/01/18	543

		TOTAL FOOD, BEVERAGE & TOBACCO			29,716

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
$4,000,000		Becton Dickinson & Co	5.000%	05/15/19	$4,309
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,175
5,612,000		McKesson Corp	3.250	03/01/16	5,652
3,500,000		Medtronic, Inc	4.750	09/15/15	3,831
2,650,000		Medtronic, Inc	4.450	03/15/20	2,715
2,500,000		Medtronic, Inc	6.500	03/15/39	2,874
5,000,000		Providence Health & Services	5.050	10/01/14	5,382
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	1,690
3,750,000		Quest Diagnostics, Inc	4.750	01/30/20	3,763

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			32,391

INSURANCE - 0.4%
2,500,000		Aflac, Inc	6.900	12/17/39	2,623
2,400,000		AON Corp	3.500	09/30/15	2,408
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,398
3,400,000	e	Genworth Financial, Inc	7.200	02/15/21	3,377
5,000,000	g	Health Care Service Corp	7.750	06/15/11	5,029
4,150,000		Lincoln National Corp	4.300	06/15/15	4,306
2,000,000		Markel Corp	6.800	02/15/13	2,148
2,500,000		Markel Corp	7.130	09/30/19	2,790
5,300,000		Markel Corp	7.350	08/15/34	5,659
3,000,000		Progressive Corp	6.380	01/15/12	3,135
5,000,000		Protective Life Corp	7.380	10/15/19	5,563
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,212

		TOTAL INSURANCE			42,648

MATERIALS - 0.5%
2,500,000		3M Co	6.380	02/15/28	2,850
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,402
2,800,000		Airgas, Inc	4.500	09/15/14	2,925
3,900,000	e	Alcoa, Inc	6.150	08/15/20	4,121
1,000,000		Ball Corp	6.750	09/15/20	1,045
1,144,000		Bemis Co, Inc	4.880	04/01/12	1,179
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,087
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,546
5,000,000	h	Cliffs Natural Resources, Inc	6.250	10/01/40	4,967
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,409
2,650,000		International Paper Co	7.300	11/15/39	2,965
5,000,000		MeadWestvaco Corp	7.380	09/01/19	5,382
5,000,000		Praxair, Inc	4.380	03/31/14	5,359
2,500,000		Praxair, Inc	5.250	11/15/14	2,792
5,000,000		Praxair, Inc	4.500	08/15/19	5,208
2,000,000		Reliance Steel & Aluminum Co	6.850	11/15/36	1,957
2,400,000		United States Steel Corp	7.380	04/01/20	2,514
2,500,000		Vulcan Materials Co	6.300	06/15/13	2,644

		TOTAL MATERIALS			57,352

MEDIA - 0.3%
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	3,587
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	3,990
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,751
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	5,055

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Time Warner Cable, Inc	4.130%	02/15/21	$4,672
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,562
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,728

		TOTAL MEDIA			31,345

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,150
2,500,000		Agilent Technologies, Inc	2.500	07/15/13	2,522
4,900,000		Gilead Sciences, Inc	4.500	04/01/21	4,842
2,000,000		Hospira, Inc	5.600	09/15/40	1,911
4,600,000		Johnson & Johnson	4.500	09/01/40	4,214
8,080,000		Life Technologies Corp	3.500	01/15/16	8,055
5,000,000		Merck & Co, Inc	2.250	01/15/16	4,903
5,000,000		Merck & Co, Inc	3.880	01/15/21	4,894

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			34,491

REAL ESTATE - 0.4%
3,080,000		Boston Properties LP	4.130	05/15/21	2,929
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	5,649
4,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	3,954
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,517
3,490,000		HCP, Inc	3.750	02/01/16	3,508
5,500,000		Health Care REIT, Inc	3.630	03/15/16	5,448
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,487
2,500,000	e	Kilroy Realty Corp	5.000	11/03/15	2,495
1,000,000		Liberty Property LP	4.750	10/01/20	988
1,000,000		ProLogis	7.630	08/15/14	1,144
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	3,077
4,850,000		Washington Real Estate Investment Trust	4.950	10/01/20	4,918

		TOTAL REAL ESTATE			39,114

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,515
5,000,000		Home Depot, Inc	5.880	12/16/36	4,970
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,279
5,095,000		O’Reilly Automotive, Inc	4.880	01/14/21	5,040
2,150,000		Staples, Inc	7.750	04/01/11	2,150
500,000		Staples, Inc	9.750	01/15/14	600

		TOTAL RETAILING			21,554

SOFTWARE & SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,109
5,000,000		International Business Machines Corp	1.000	08/05/13	4,970
3,550,000		Symantec Corp	2.750	09/15/15	3,453

		TOTAL SOFTWARE & SERVICES			13,532

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
666,000		Cisco Systems, Inc	2.900	11/17/14	691
3,000,000		Hewlett-Packard Co	2.950	08/15/12	3,083
2,030,000		Hewlett-Packard Co	3.750	12/01/20	1,950
5,000,000		Xerox Corp	8.250	05/15/14	5,845

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000		Xerox Corp	4.250%	02/15/15	$2,632
2,500,000		Xerox Corp	5.630	12/15/19	2,687

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,888

TELECOMMUNICATION SERVICES - 0.0%
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,335
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,247

		TOTAL TELECOMMUNICATION SERVICES			4,582

TRANSPORTATION - 0.6%
1,440,000		CSX Corp	6.150	05/01/37	1,525
1,900,000		CSX Transportation, Inc	7.820	04/01/11	1,900
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	10,621
2,500,000		Delta Air Lines, Inc	7.710	09/18/11	2,544
5,000,000	e	Delta Air Lines, Inc	6.420	07/02/12	5,138
6,550,000		Delta Air Lines, Inc	5.300	04/15/19	6,599
2,500,000		FedEx Corp	7.380	01/15/14	2,839
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,801
5,000,000		Norfolk Southern Corp	5.900	06/15/19	5,674
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,679
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,032
10,000,000	g	Southwest Airlines Co	10.500	12/15/11	10,585
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	1,788
5,000,000		United Parcel Service, Inc	3.130	01/15/21	4,633

		TOTAL TRANSPORTATION			64,358

UTILITIES - 1.2%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,498
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,670
2,000,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	1,981
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,036
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,319
3,245,677	g	Great River Energy	5.830	07/01/17	3,542
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	5,076
5,000,000		Idaho Power Co	5.500	04/01/33	4,937
2,500,000		Idaho Power Co	6.250	10/15/37	2,717
7,500,000	g	International Transmission Co	4.450	07/15/13	7,821
4,900,000	e,g	Kentucky Utilities Co	3.250	11/01/20	4,538
3,950,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	3,980
2,000,000		Laclede Gas Co	6.150	06/01/36	2,101
6,000,000		Nevada Power Co	6.650	04/01/36	6,782
1,000,000		Nevada Power Co	5.380	09/15/40	960
2,000,000		Nicor, Inc	6.580	02/15/28	2,125
5,000,000		Northeast Utilities	5.650	06/01/13	5,382
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,575
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,619
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,387
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	4,802
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,587
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	2,952
3,850,000		Portland General Electric Co	6.100	04/15/19	4,399

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000		PPL Electric Utilities Corp	6.250%	05/15/39	$2,752
620,000		San Diego Gas & Electric Co	6.000	06/01/39	684
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,393
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,280
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	3,016
5,000,000	g	Texas Eastern Transmission LP	4.130	12/01/20	4,835
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	3,380
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,363
2,250,000		Williams Partners LP	3.800	02/15/15	2,329
3,900,000		Williams Partners LP	6.300	04/15/40	4,050
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,073

		TOTAL UTILITIES			122,941

		TOTAL CORPORATE BONDS			940,763

		(Cost $901,789)

GOVERNMENT BONDS 26.2%

AGENCY SECURITIES - 3.0%
		Federal Home Loan Bank (FHLB)
5,500,000		FHLB	5.000	11/17/17	6,169
		Federal Home Loan Mortgage Corp (FHLMC)
4,635,000		FHLMC	2.500	04/23/14	4,781
3,000,000		FHLMC	3.500	05/29/13	3,165
25,000,000		FHLMC	0.750	03/28/13	24,957
		Federal National Mortgage Association (FNMA)
13,500,000		FNMA	3.000	09/16/14	14,128
10,000,000		FNMA	2.630	11/20/14	10,314
3,000,000		FNMA	2.500	05/15/14	3,097
2,000,000		FNMA	1.130	07/30/12	2,015
6,000,000		FNMA	1.250	08/20/13	6,021
23,098,838		AMAL Ltd	3.470	08/21/21	23,198
7,685,288		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,893
9,176,371		COP I LLC	3.610	12/05/21	9,471
6,833,121		COP I LLC	3.650	12/05/21	6,858
8,500,000		Council of Europe Development Bank	2.750	02/10/15	8,731
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	10,714
4,000,000	j	Government Trust Certificate	0.000	04/01/21	2,519
1,227,738		Overseas Private Investment Corp	1.900	12/10/11	1,270
495,652		Overseas Private Investment Corp	5.410	12/15/11	499
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	3,884
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	5,100
4,500,000	j	Overseas Private Investment Corp	0.000	12/14/14	4,363
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,250
6,201,563		Overseas Private Investment Corp	3.420	01/15/15	6,445
4,198,700		Overseas Private Investment Corp	3.740	04/15/15	4,340
4,207,396		Overseas Private Investment Corp	5.140	12/15/23	4,560
9,057,885		Overseas Private Investment Corp	4.440	02/27/27	9,101
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	4,512
9,602,691		Premier Aircraft Leasing	3.580	02/06/22	9,575

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,050,000		Private Export Funding Corp	4.550%	05/15/15	$1,154
8,000,000		Private Export Funding Corp	2.250	12/15/17	7,590
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,651
17,500,000		Private Export Funding Corp	4.300	12/15/21	17,916
9,337,383		San Clemente Leasing LLC	3.590	08/27/21	9,269
4,658,282		Tayarra Ltd	3.630	02/15/22	4,719
4,577,670		Tricahue Leasing LLC	3.500	11/19/21	4,570
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,023
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,905
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	8,751
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,648
15,467,000		US Department of Housing and Urban Development	4.960	08/01/20	16,776
13,500,000	e	US Department of Housing and Urban Development	5.050	08/01/21	14,528
6,901,918	g	US Trade Funding Corp	4.260	11/15/14	7,214

		TOTAL AGENCY SECURITIES			321,644

FOREIGN GOVERNMENT BONDS - 1.2%
3,900,000		Canada Government International Bond	2.380	09/10/14	3,999
2,750,000		Eksportfinans ASA	5.000	02/14/12	2,856
2,000,000		European Investment Bank	4.880	02/15/36	2,025
9,049,153		Gate Capital Cayman Two	3.550	06/11/21	8,971
6,082,000		Hydro Quebec	8.400	01/15/22	8,243
12,000,000	i	India Government AID Bond	0.400	02/01/27	11,116
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,139
2,850,000	e	Italy Government International Bond	5.380	06/12/17	3,030
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,108
5,000,000	e	Province of Manitoba Canada	5.000	02/15/12	5,189
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,042
5,000,000		Province of Nova Scotia Canada	2.380	07/21/15	5,015
10,000,000		Province of Ontario Canada	2.630	01/20/12	10,173
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,341
8,100,000	e	Province of Ontario Canada	2.950	02/05/15	8,370
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,630
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,093
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,176
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	9,649
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,701

		TOTAL FOREIGN GOVERNMENT BONDS			126,866

MORTGAGE BACKED - 11.8%
		Federal Home Loan Mortgage Corp (FHLMC)
4,729,312	i	FHLMC	5.900	04/01/37	5,072
5,508,419	i	FHLMC	5.360	03/01/37	5,805
2,807,723	i	FHLMC	5.630	08/01/37	2,991
7,869,058		FHLMC	5.500	08/01/39	8,483
4,768,285	i	FHLMC	5.460	09/01/37	5,084
3,812,916	i	FHLMC	5.780	07/01/36	3,989
2,607,095	i	FHLMC	2.510	02/01/36	2,729
1,490,615	i	FHLMC	2.870	09/01/36	1,564
3,955,465	i	FHLMC	5.730	02/01/37	4,224
5,123,837	i	FHLMC	4.990	09/01/36	5,409

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Federal Home Loan Mortgage Corp Gold (FGLMC)
$7,627,229		FGLMC	5.000%	09/01/35	$7,999
3,786,878		FGLMC	4.500	09/01/35	3,876
3,679,825		FGLMC	4.500	09/01/35	3,767
1,240,613		FGLMC	5.000	10/01/35	1,301
14,063,512		FGLMC	5.500	04/01/36	15,076
932,436		FGLMC	5.000	02/01/36	978
635,599		FGLMC	4.500	12/01/35	651
1,266,410		FGLMC	4.500	09/01/35	1,296
445,661		FGLMC	6.000	05/01/35	490
1,608,427		FGLMC	6.000	05/01/35	1,764
913,039		FGLMC	6.000	05/01/35	1,001
564,355		FGLMC	6.000	05/01/35	618
1,278,629		FGLMC	6.000	08/01/35	1,397
1,421,052		FGLMC	5.500	06/01/35	1,524
3,288,676		FGLMC	7.000	05/01/35	3,784
222,957		FGLMC	6.500	05/01/36	250
9,259,197		FGLMC	6.000	07/01/39	10,178
2,912,362		FGLMC	5.000	07/01/39	3,043
9,270,632		FGLMC	4.500	06/01/39	9,437
43,000,000	h	FGLMC	5.000	04/15/40	44,875
18,000,000	h	FGLMC	4.500	04/15/41	18,287
6,744,744		FGLMC	4.500	12/01/40	6,885
6,130,568		FGLMC	4.500	11/01/40	6,270
5,322,976		FGLMC	4.000	06/01/39	5,234
1,671,524		FGLMC	6.500	11/01/37	1,873
1,882,205		FGLMC	6.000	09/01/37	2,057
1,387,881		FGLMC	6.500	10/01/36	1,559
3,862,601		FGLMC	6.000	02/01/38	4,246
1,606,256		FGLMC	4.500	05/01/39	1,635
1,286,789		FGLMC	6.000	11/01/38	1,400
5,823,143		FGLMC	5.000	04/01/38	6,104
217,197		FGLMC	7.000	10/01/20	249
270,944		FGLMC	4.500	07/01/20	286
1,060,866		FGLMC	4.500	01/01/20	1,121
7,833,593		FGLMC	4.500	06/01/21	8,267
988,872		FGLMC	5.000	04/01/23	1,050
1,934,893		FGLMC	4.500	03/01/23	2,032
2,176,373		FGLMC	4.500	06/01/21	2,297
1,574,907		FGLMC	5.000	02/01/19	1,689
2,844,289		FGLMC	4.500	10/01/18	3,010
379,174		FGLMC	6.000	12/01/17	414
220,266		FGLMC	6.500	12/01/16	238
3,333,276		FGLMC	4.500	11/01/18	3,527
1,740,869		FGLMC	5.500	01/01/19	1,903
4,553,017		FGLMC	4.500	01/01/19	4,816
3,987,001		FGLMC	4.500	11/01/18	4,219
18,165		FGLMC	7.000	05/01/23	21
2,529,183		FGLMC	5.000	05/01/34	2,656
7,833,167		FGLMC	5.000	01/01/34	8,232
8,230,269		FGLMC	7.000	12/01/33	9,469
1,652,003		FGLMC	6.000	09/01/34	1,813
1,574,452		FGLMC	6.000	05/01/35	1,727

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,005,132		FGLMC	6.000%	05/01/35	$1,103
1,023,764		FGLMC	5.500	12/01/34	1,099
6,432,222		FGLMC	5.500	12/01/33	6,914
5,000,000	h	FGLMC	5.000	04/15/25	5,306
1,282,840		FGLMC	4.500	09/01/24	1,346
3,648,338		FGLMC	4.000	07/01/24	3,756
70,778		FGLMC	8.000	01/01/31	84
3,461,472		FGLMC	5.500	09/01/33	3,718
3,553,274		FGLMC	5.500	09/01/33	3,817
2,361,461		FGLMC	4.500	07/01/33	2,425
		Federal National Mortgage Association (FNMA)
8,988,920		FNMA	4.000	10/01/35	8,935
5,069,454		FNMA	5.000	09/01/35	5,354
8,314,937		FNMA	5.500	10/01/35	8,980
3,652,331		FNMA	5.000	10/01/35	3,844
3,594,842		FNMA	5.000	08/01/35	3,783
57,660		FNMA	7.500	06/01/35	67
1,363,259		FNMA	5.500	06/01/35	1,471
1,876,332		FNMA	4.500	08/01/35	1,925
601,269		FNMA	6.000	07/01/35	658
1,235,982	i	FNMA	2.380	02/01/36	1,296
1,951,341		FNMA	6.000	12/01/36	2,131
1,814,927		FNMA	6.500	09/01/36	2,051
881,830		FNMA	7.000	02/01/37	1,009
12,527,959	i	FNMA	5.840	01/01/37	13,348
1,338,553	i	FNMA	5.970	07/01/36	1,408
515,989		FNMA	6.500	02/01/36	581
2,699,207		FNMA	5.000	02/01/36	2,841
3,266,178		FNMA	6.000	03/01/36	3,568
921,345		FNMA	6.500	02/01/36	1,039
1,983,151		FNMA	5.500	06/01/35	2,140
7,568,023		FNMA	5.500	01/01/35	8,173
518,139		FNMA	6.000	12/01/34	569
439,340		FNMA	5.500	03/01/35	472
2,080,717		FNMA	5.500	01/01/35	2,239
46,894		FNMA	4.500	09/01/34	48
44,763		FNMA	4.500	07/01/34	46
125,625		FNMA	4.500	07/01/34	129
1,250,491		FNMA	4.500	08/01/34	1,285
51,759		FNMA	4.500	08/01/34	53
1,422,224		FNMA	5.500	04/01/35	1,536
274,161		FNMA	5.500	05/01/35	296
437,744		FNMA	5.500	05/01/35	471
2,687,029		FNMA	5.500	06/01/35	2,902
2,858,939		FNMA	6.000	05/01/35	3,143
688,925		FNMA	5.500	05/01/35	744
1,817,767		FNMA	5.500	04/01/35	1,963
1,796,123		FNMA	5.500	04/01/35	1,940
2,969,882		FNMA	5.500	05/01/35	3,207
8,245,840		FNMA	4.500	05/01/35	8,493
3,213,069		FNMA	6.500	03/01/37	3,632
3,653,539		FNMA	4.000	04/01/39	3,604

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,240,732		FNMA	4.500%	02/01/39	$10,446
20,636,275		FNMA	4.500	05/01/39	21,030
6,288,461		FNMA	4.500	04/01/39	6,409
3,512,776		FNMA	4.500	02/01/39	3,583
2,016,157		FNMA	5.500	01/01/39	2,158
3,302,026		FNMA	4.500	01/01/39	3,368
1,906,052		FNMA	6.000	01/01/39	2,076
2,282,442		FNMA	6.000	01/01/39	2,486
4,222,895		FNMA	4.500	08/01/39	4,304
9,898,562		FNMA	4.000	11/01/40	9,751
16,624,491		FNMA	4.500	09/01/40	16,942
10,000,000	h	FNMA	3.500	04/25/41	9,416
9,912,755		FNMA	4.500	11/01/40	10,102
23,234,248		FNMA	4.500	09/01/40	23,678
62,000,000	h	FNMA	4.000	04/25/40	60,973
9,958,134		FNMA	6.000	09/01/39	10,843
32,000,000	h	FNMA	5.500	05/25/40	34,120
49,000,000	h	FNMA	5.000	04/25/40	51,259
2,552,500	i	FNMA	4.940	10/01/38	2,702
2,079,551		FNMA	6.000	09/01/37	2,296
1,564,273		FNMA	6.000	09/01/37	1,727
633,643		FNMA	6.500	09/01/37	716
1,408,379		FNMA	6.500	09/01/37	1,580
2,763,043		FNMA	6.000	09/01/37	3,051
747,735		FNMA	6.500	08/01/37	845
877,458		FNMA	7.000	04/01/37	1,004
2,469,605		FNMA	6.000	09/01/37	2,727
1,100,454		FNMA	6.500	08/01/37	1,247
653,745		FNMA	6.500	09/01/37	734
99,143		FNMA	6.500	03/01/38	111
1,032,968		FNMA	6.500	03/01/38	1,159
55,000,000	h	FNMA	6.000	04/25/38	59,813
291,673		FNMA	6.500	03/01/38	327
57,325		FNMA	6.500	02/01/38	65
1,019,554	i	FNMA	5.870	10/01/37	1,083
365,956		FNMA	6.500	09/01/37	412
227,242		FNMA	6.500	01/01/38	255
1,168,125		FNMA	7.000	11/01/37	1,337
102,555		FNMA	4.500	03/01/19	108
294,880		FNMA	6.000	02/01/19	322
956,389		FNMA	4.500	06/01/19	1,011
452,850		FNMA	4.500	05/01/19	479
275,733		FNMA	6.000	01/01/19	301
4,336,238		FNMA	5.500	11/01/18	4,709
37,952		FNMA	5.500	05/01/18	41
2,373,019		FNMA	5.000	01/01/19	2,548
2,708,999		FNMA	5.000	12/01/18	2,901
1,039,308		FNMA	5.000	03/01/20	1,113
8,000,000	h	FNMA	4.500	04/25/23	8,384
28,086		FNMA	8.000	03/01/23	33
161,318		FNMA	5.000	01/01/24	172
4,728,627		FNMA	5.000	07/01/23	5,027

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,884,948		FNMA	4.500%	03/01/23	$1,980
1,267,409		FNMA	5.000	12/01/20	1,355
452,841		FNMA	4.500	11/01/20	479
3,305,627		FNMA	5.500	08/01/21	3,581
1,576,989		FNMA	5.000	03/01/21	1,688
257,736		FNMA	5.500	04/01/18	280
393		FNMA	7.500	10/01/11	0	^
1,791		FNMA	7.500	10/01/11	2
33,177		FNMA	5.000	06/01/13	35
19,691		FNMA	7.000	04/01/12	21
49		FNMA	7.500	10/01/11	0	^
140		FNMA	8.000	07/01/11	0	^
544		FNMA	7.500	06/01/11	1
354		FNMA	7.500	09/01/11	0	^
618		FNMA	7.500	08/01/11	1
2,631,325		FNMA	4.440	07/01/13	2,754
663,514		FNMA	6.500	04/01/17	729
152,096		FNMA	6.500	10/01/16	167
275,522		FNMA	6.500	02/01/18	303
1,538,136		FNMA	5.000	12/01/17	1,647
5,245		FNMA	8.500	11/01/14	6
1,581,197		FNMA	4.560	05/01/14	1,675
3,603,471		FNMA	4.020	08/01/13	3,758
2,938,927		FNMA	4.530	10/01/14	3,114
4,054,514		FNMA	4.270	06/01/14	4,261
502,251		FNMA	5.500	02/01/24	547
918,204		FNMA	5.000	03/01/34	968
407,948		FNMA	5.000	03/01/34	430
15,900,098		FNMA	5.000	03/01/34	16,761
354,761		FNMA	5.000	03/01/34	374
93,007		FNMA	7.000	01/01/34	107
1,761,545		FNMA	5.500	11/01/33	1,897
2,209,893		FNMA	5.500	11/01/33	2,380
708,320		FNMA	5.500	12/01/33	763
335,258		FNMA	5.500	12/01/33	361
307,336		FNMA	5.000	03/01/34	324
41,300		FNMA	4.500	06/01/34	42
47,304		FNMA	4.500	06/01/34	49
151,000		FNMA	4.500	07/01/34	155
194,747		FNMA	4.500	06/01/34	200
41,140		FNMA	4.500	06/01/34	42
671,835		FNMA	4.500	05/01/34	690
2,753,985		FNMA	5.000	04/01/34	2,900
44,581		FNMA	4.500	05/01/34	46
45,994		FNMA	4.500	05/01/34	47
1,730,227		FNMA	5.500	11/01/33	1,863
12,791,826		FNMA	5.000	10/01/25	13,640
4,000,000	h	FNMA	5.000	04/25/25	4,249
250,703		FNMA	5.000	02/01/33	264
1,501,946		FNMA	6.500	07/01/32	1,699
73,000,000	h	FNMA	4.000	04/25/25	75,007
82,380		FNMA	8.000	07/01/24	96

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,309,002		FNMA	4.000%	05/01/24	$4,436
8,472,135		FNMA	4.000	09/01/24	8,721
2,307,243		FNMA	4.500	08/01/24	2,423
3,390,389		FNMA	4.500	03/25/33	3,579
1,485,251		FNMA	5.000	11/01/33	1,566
915,851		FNMA	5.000	10/01/33	965
1,763,350		FNMA	5.500	11/01/33	1,899
1,332,505		FNMA	5.500	11/01/33	1,435
1,084,119		FNMA	5.000	10/01/33	1,143
1,635,395		FNMA	4.500	08/01/33	1,685
745,281		FNMA	5.500	07/01/33	803
282,885		FNMA	4.500	09/01/33	291
984,090		FNMA	5.000	08/01/33	1,037
		Government National Mortgage Association (GNMA)
826,729		GNMA	4.500	05/15/39	854
4,511,104		GNMA	4.500	07/20/39	4,657
1,545,119		GNMA	5.000	07/20/39	1,642
3,821,119		GNMA	4.500	03/15/39	3,949
1,319,904		GNMA	6.000	08/15/38	1,454
1,334,659		GNMA	6.000	08/20/38	1,459
2,100,666		GNMA	6.500	11/20/38	2,356
22,000,000	h	GNMA	4.500	04/20/41	22,653
20,000,000	h	GNMA	5.000	04/20/41	21,216
4,898,069		GNMA	6.230	09/15/43	5,188
10,000,000	h	GNMA	6.000	04/15/41	11,000
1,806,776		GNMA	4.000	08/15/39	1,811
65,000,000	h	GNMA	4.500	04/15/40	67,040
29,000,000	h	GNMA	4.000	04/15/41	29,000
22,000,000	h	GNMA	5.500	04/15/38	23,822
11,797		GNMA	6.500	08/15/23	13
3,306,765		GNMA	4.390	08/16/30	3,337
220,091		GNMA	6.500	05/20/31	249
40,988		GNMA	6.500	08/15/23	46
2,436,405		GNMA	5.220	04/15/15	2,435
67,125		GNMA	9.000	12/15/17	76
48,844		GNMA	8.000	06/15/22	57
3,215,809		GNMA	6.000	02/20/37	3,517
37,000,000	h	GNMA	5.000	04/15/38	39,237
2,619,939		GNMA	5.000	04/15/38	2,783
2,961,421		GNMA	5.500	02/15/37	3,213
884,944		GNMA	5.500	07/15/33	965
581,522		GNMA	6.000	10/20/36	637
613,738		GNMA	6.000	01/20/37	672
2,059,370		National Credit Union Administration	1.840	10/07/20	2,068

		TOTAL MORTGAGE BACKED			1,248,594

MUNICIPAL BONDS - 1.6%
1,760,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,784
570,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	574
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,065
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,523

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Chicago Metropolitan Water Reclamation District-Greater
$5,000,000		Chicago	5.720%	12/01/38	$4,935
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,258
4,000,000		City of Dallas TX	5.080	02/15/22	4,149
1,500,000		City of Dallas TX	5.200	02/15/35	1,396
925,000		City of Eugene OR	6.320	08/01/22	981
5,000,000		City of New York NY	4.500	06/01/15	5,275
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,033
4,750,000		Clean Water Services	5.700	10/01/30	4,857
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	4,952
325,000		County of Harnett NC	5.150	05/01/12	326
2,050,000		County of Mercer NJ	5.380	02/01/17	2,086
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,002
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	1,706
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,496
7,980,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,247
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,500
1,900,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,575
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,050
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,437
1,880,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	1,914
7,400,000		Massachusetts Housing Finance Agency	4.780	12/01/20	7,208
5,400,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	5,179
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,887
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	4,988
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,215
1,095,000		New York State Environmental Facilities Corp	4.900	12/15/11	1,102
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,302
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,440
2,450,000		Ohio State Water Development Authority	4.880	12/01/34	2,322
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,757
3,750,000		State of California	7.630	03/01/40	4,102
5,000,000		State of Connecticut	5.090	10/01/30	4,742
2,050,000		State of Hawaii	4.670	05/01/14	2,184
5,000,000		State of Illinois	4.070	01/01/14	4,993
5,570,000		State of Illinois	4.350	06/01/18	5,177
5,750,000		State of Michigan	4.600	11/01/11	5,867
5,000,000		State of Michigan	2.300	11/01/14	4,886
2,500,000		State of Ohio	5.410	09/01/28	2,572
3,050,000		State of Oregon	5.030	08/01/14	3,321
3,265,000		State of Texas	4.900	08/01/20	3,327
5,000,000		State of Texas	6.070	10/01/29	5,260
4,240,000		State of Washington	5.050	01/01/18	4,275
1,033,000		State of Wisconsin	5.700	05/01/26	1,046
5,000,000		Tuolumne Wind Project Authority	6.920	01/01/34	5,010
2,025,000		University Central Fl University Revenues	5.130	10/01/20	1,756
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	4,545

		TOTAL MUNICIPAL BONDS			165,584

U.S. TREASURY SECURITIES - 8.6%
86,143,000		United States Treasury Bond	8.000	11/15/21	120,303

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		United States Treasury Bond	6.380%	08/15/27	$6,330
20,000,000		United States Treasury Bond	5.250	02/15/29	22,525
13,176,000		United States Treasury Bond	5.380	02/15/31	15,068
34,282,500		United States Treasury Bond	3.880	08/15/40	30,677
6,039,420	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	6,128
42,254,000		United States Treasury Note	1.000	12/31/11	42,488
12,750,000		United States Treasury Note	0.880	02/29/12	12,817
4,275,000		United States Treasury Note	0.630	06/30/12	4,286
36,625,000		United States Treasury Note	1.380	11/15/12	37,074
1,400,000		United States Treasury Note	0.500	11/30/12	1,397
14,280,000		United States Treasury Note	1.130	12/15/12	14,393
20,380,000		United States Treasury Note	0.630	01/31/13	20,343
4,500,000		United States Treasury Note	0.630	02/28/13	4,489
6,140,000		United States Treasury Note	0.750	08/15/13	6,109
6,000,000		United States Treasury Note	0.750	09/15/13	5,962
2,670,000		United States Treasury Note	3.130	09/30/13	2,809
34,100,000		United States Treasury Note	0.500	10/15/13	33,634
22,025,000		United States Treasury Note	1.250	03/15/14	22,018
34,030,000		United States Treasury Note	2.250	05/31/14	34,984
33,395,000		United States Treasury Note	2.380	08/31/14	34,376
17,585,000		United States Treasury Note	2.130	11/30/14	17,905
14,631,000		United States Treasury Note	2.500	04/30/15	15,030
17,895,000		United States Treasury Note	1.880	06/30/15	17,885
74,579,500		United States Treasury Note	1.250	09/30/15	72,126
106,225,000		United States Treasury Note	1.250	10/31/15	102,498
43,167,000		United States Treasury Note	2.000	01/31/16	42,853
50,088,000		United States Treasury Note	2.130	02/29/16	49,931
41,685,000		United States Treasury Note	2.630	11/15/20	38,897
27,515,000		United States Treasury Note	3.630	02/15/21	27,906
25,422,000		United States Treasury Note	4.250	11/15/40	24,314
20,000,000		United States Treasury Note	4.750	02/15/41	20,788

		TOTAL U.S. TREASURY SECURITIES			908,343

		TOTAL GOVERNMENT BONDS			2,771,031

		(Cost $2,729,960)

STRUCTURED ASSETS - 2.8%

ASSET BACKED - 0.8%
5,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,004
		Series - 2011 1 (Class C)
1,500,000		AmeriCredit Prime Automobile Receivable	4.990	07/17/17	1,556
		Series - 2009 1 (Class C)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	2,990
		Series - 2010 5A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.820	06/25/34	2,953
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	172
		Series - 2004 2 (Class 1B)
1,500,000		CNH Equipment Trust	4.980	04/15/16	1,540
		Series - 2009 C (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,116,388	i	Countrywide Asset-Backed Certificates	5.680%	10/25/46	$2,079
		Series - 2006 15 (Class A2)
566,720	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	366
		Series - 2004 B (Class 1A)
2,289,708	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	2,247
		Series - 2007 MX1 (Class A1)
160,000	g,i	DBUBS MORTGAGE TRUST	5.470	11/10/46	162
		Series - 2011 LC1A (Class B)
680,000	g,i	DBUBS MORTGAGE TRUST	5.560	11/10/46	681
		Series - 2011 LC1A (Class C)
8,689,386	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	8,125
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	2.620	10/15/16	1,492
		Series - 2011 A (Class C)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,491
		Series - 2011 A (Class D)
1,750,000	g	Ford Credit Floorplan Master Owner Trust	2.610	02/15/16	1,756
		Series - 2011 1 (Class C)
1,135,320		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,112
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,824
		Series - 2006 HLTV (Class A4)
261,715		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	262
		Series - 2007 1 (Class A1F)
649,385	i	Morgan Stanley ABS Capital I	0.270	01/25/37	631
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	2,295
		Series - 2006 3 (Class AF3)
1,809,908		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,838
		Series - 2003 RZ5 (Class A7)
940,000	i	Residential Asset Securities Corp	0.680	04/25/35	848
		Series - 2005 KS3 (Class M3)
2,174,372		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	2,140
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,674
		Series - 2006 HI5 (Class A3)
5,689,985		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,343
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,759
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	160
		Series - 2006 HI1 (Class M2)
17,266,562		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	15,656
		Series - 2006 HI4 (Class A3)
1,110,467	i	Securitized Asset Backed Receivables LLC Trust	0.400	03/25/36	1,046
		Series - 2006 NC2 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,700
		Series - 2010 VNO (Class C)
1,043,345	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	861
		Series - 2006 N1 (Class N1)
1,592,640	g,i	Wachovia Loan Trust	0.610	05/25/35	1,022
		Series - 2005 SD1 (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,139,234	i	Wells Fargo Home Equity Trust	0.390%	07/25/36	$1,029
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			80,814

OTHER MORTGAGE BACKED - 2.0%
2,415,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	2,400
		Series - 2005 3 (Class AJ)
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,973
		Series - 2006 6 (Class A4)
950,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	972
		Series - 2006 4 (Class AM)
3,565,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	3,784
		Series - 2007 2 (Class A4)
1,175,377		Bank of America Alternative Loan Trust	5.500	09/25/19	1,203
		Series - 2004 8 (Class 3A1)
1,463,297		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,327
		Series - 2005 AC2 (Class 1A)
1,005,000	i	Bear Stearns Commercial Mortgage Securities	5.760	09/11/38	976
		Series - 2006 PW12 (Class AJ)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	533
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.450	03/11/39	1,195
		Series - 2006 PW11 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	2,246
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	2,461
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,792
		Series - 2004 T16 (Class A6)
3,665,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	3,919
		Series - 2007 PW17 (Class A4)
3,020,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	3,219
		Series - 2007 PW18 (Class A4)
1,900,000		Chase Mortgage Finance Corp	5.500	10/25/35	1,897
		Series - 2005 S2 (Class A24)
1,540,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	1,544
		Series - 2007 C9 (Class AM)
1,220,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	1,324
		Series - 2007 C9 (Class A4)
3,268,252		Countrywide Alternative Loan Trust	5.500	08/25/16	3,228
		Series - 2004 30CB (Class 1A15)
2,880,890		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	2,963
		Series - 2003 35 (Class 1A1)
892,774		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	892
		Series - 2005 J3 (Class 1A1)
1,776,656	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	1,736
		Series - 2007 TF2A (Class A1)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	4,410
		Series - 2009 RR1 (Class A3C)
		Credit Suisse/Morgan Stanley Commercial Mortgage
2,133,966	g,i	Certificate	0.450	05/15/23	2,109
		Series - 2006 HC1A (Class A1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,210,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$1,235
		Series - 2003 C3 (Class B)
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	3,608
		Series - 2005 C5 (Class A4)
900,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	900
		Series - 2005 C5 (Class AJ)
8,753,434		Federal Home Loan Mortgage Corp (FHLMC)	4.000	06/15/34	1,262
		Series - 2010 3748 (Class NI)
600,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	629
		Series - 2004 7 (Class JK)
10,500,000		Federal National Mortgage Association (FNMA)	4.000	02/25/40	10,102
		Series - 2010 155 (Class PC)
2,152,075	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	2,218
		Series - 2003 AR1 (Class A5)
2,075,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	2,270
		Series - 2006 GG7 (Class A4)
12,770,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	13,254
		Series - 2006 GG7 (Class AM)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	7,933
		Series - 2007 GG9 (Class A4)
8,210,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	8,684
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	2,011
		Series - 2006 GG6 (Class A4)
3,000,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	3,087
		Series - 2006 GG6 (Class AM)
3,880,000		GS Mortgage Securities Corp II	5.560	11/10/39	4,173
		Series - 2006 GG8 (Class A4)
2,750,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	2,765
		Series - 2010 C1 (Class B)
1,050,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	1,020
		Series - 2010 C2 (Class C)
938,722	i	GSR Mortgage Loan Trust	2.780	01/25/36	901
		Series - 2006 AR1 (Class 2A2)
1,285,380	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	1,245
		Series - 2006 FL1A (Class A2)
450,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	485
		Series - 2009 IWST (Class A2)
380,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	379
		Series - 2010 C2 (Class B)
775,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	782
		Series - 2010 C2 (Class C)
2,470,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,550
		Series - 2006 LDP8 (Class AM)
800,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	770
		Series - 2006 LDP8 (Class AJ)
4,380,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,586
		Series - 2006 LDP9 (Class A3)
2,265,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	2,388
		Series - 2007 CB18 (Class A4)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,413
		Series - 2007 LD11 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,259,058	i	JP Morgan Mortgage Trust	4.300%	04/25/35	$1,267
		Series - 2005 A2 (Class 5A1)
1,125,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	1,182
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	962
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,499
		Series - 2007 C1 (Class A4)
3,975,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	4,189
		Series - 2007 C2 (Class A3)
4,100,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	4,101
		Series - 2007 C1 (Class AM)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,608
		Series - 2007 C6 (Class A4)
1,658,861		MASTR Asset Securitization Trust	5.000	05/25/35	1,674
		Series - 2005 1 (Class 2A5)
5,800,000	i	Merrill Lynch Mortgage Trust	5.230	11/12/37	6,235
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,708
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.670	05/12/39	1,411
		Series - 2006 C1 (Class A4)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	4,240
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	6,613
		Series - 2007 HQ11 (Class A4)
940,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	932
		Series - 2011 C1 (Class C)
1,710,000	g,i	Morgan Stanley Capital I	5.240	09/15/47	1,669
		Series - 2011 C1 (Class D)
940,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	957
		Series - 2011 C1 (Class B)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	883
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	1,018
		Series - 0 IQ9 (Class AJ)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,792
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.670	04/15/24	2,252
		Series - 2010 MB1 (Class D)
6,584,399		Residential Accredit Loans, Inc	6.000	06/25/36	4,361
		Series - 2006 QS7 (Class A3)
1,950,581	i	Residential Funding Mortgage Securities I, Inc	3.070	08/25/35	1,802
		Series - 2005 SA3 (Class 2A1)
700,158	i	Structured Adjustable Rate Mortgage Loan Trust	0.630	03/25/35	684
		Series - 2005 6XS (Class A3)
291,985	i	Structured Adjustable Rate Mortgage Loan Trust	6.520	07/25/36	291
		Series - 2006 6 (Class 2A1)
6,535,000	i	Wachovia Bank Commercial Mortgage Trust	5.960	06/15/45	6,830
		Series - 2006 C26 (Class AM)
1,060,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	1,069
		Series - 2007 C34 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500%	04/15/47	$2,487
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,165
		Series - 2006 C29 (Class AM)
5,285,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	4,854
		Series - 2006 C29 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	2,329
		Series - 2007 C33 (Class A4)
2,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	3,003
		Series - 2007 C33 (Class A5)
1,630,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	1,528
		Series - 2007 C30 (Class AM)
1,630,409	i	Wells Fargo Mortgage Backed Securities Trust	5.410	03/25/36	1,642
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			217,990

		TOTAL STRUCTURED ASSETS			298,804

		(Cost $292,840)

		TOTAL BONDS			4,010,598

		(Cost $3,924,589)

SHARES		COMPANY

COMMON STOCKS - 60.4%

AUTOMOBILES & COMPONENTS - 1.3%
24,300		Aisin Seiki Co Ltd	845
93,201	*	American Axle & Manufacturing Holdings, Inc	1,173
127,203		Bayerische Motoren Werke AG.	10,561
8,400		Bayerische Motoren Werke AG. (Preference)	475
51,856	*	BorgWarner, Inc	4,132
11,649	*	Continental AG.	1,047
130,600		Denso Corp	4,343
1,930		Drew Industries, Inc	43
2,557,292	*	Ford Motor Co	38,129
8,129	*,e	Fuel Systems Solutions, Inc	245
63,051		Gentex Corp	1,907
189,806		Harley-Davidson, Inc	8,065
305,980		Honda Motor Co Ltd	11,368
597,174		Johnson Controls, Inc	24,826
38,400	*	Modine Manufacturing Co	620
599,000		Nissan Motor Co Ltd	5,321
54,787	*	Peugeot S.A.	2,161
97,815		Pirelli & C S.p.A.	858
83,765	*	Renault S.A.	4,629
48,870		Superior Industries International, Inc	1,253
112,093	*	Tenneco, Inc	4,758
25,000		Toyota Industries Corp	757
77,972		Volkswagen AG. (Preference)	12,602
102,500	*	Yamaha Motor Co Ltd	1,785

		TOTAL AUTOMOBILES & COMPONENTS	141,903

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 4.2%
7,264		Associated Banc-Corp	$108
429,947		Australia & New Zealand Banking Group Ltd	10,583
1,316,621		Banca Intesa S.p.A.	3,884
766,621		Banca Intesa S.p.A. RSP	2,023
864,692		Banco Bilbao Vizcaya Argentaria S.A.	10,491
209,409		Banco Comercial Portugues S.A.	171
349,583		Banco Espirito Santo S.A.	1,428
993,906		Banco Santander Central Hispano S.A.	11,593
202,377	*	Bank Hapoalim Ltd	1,052
310,755		Bank Leumi Le-Israel	1,590
17,096		Bank of Hawaii Corp	818
194,500		Bank of Nova Scotia	11,935
641,048		BB&T Corp	17,596
3,237		Capitol Federal Financial	36
3,360		Cathay General Bancorp	57
559,724	*	Citizens Republic Bancorp, Inc	498
2,120		Columbia Banking System, Inc	41
125,286		Comerica, Inc	4,601
1,101		Commerce Bancshares, Inc	45
88,939	*	Commerzbank AG.	691
301,281		Commonwealth Bank of Australia	16,323
2,000		Community Bank System, Inc	49
700		Cullen/Frost Bankers, Inc	41
18,252	*	Danske Bank AS	408
54,758	*	Danske Bank AS	1,210
352,155	*	Dexia	1,370
172,388		DNB NOR Holding ASA	2,643
2,420		East West Bancorp, Inc	53
53,552		Erste Bank der Oesterreichischen Sparkassen AG.	2,704
746,661		Fifth Third Bancorp	10,364
170,376		First Horizon National Corp	1,910
2,590	e	Glacier Bancorp, Inc	39
1,000		Hancock Holding Co	33
275,400		Hang Seng Bank Ltd	4,450
2,408,118		HSBC Holdings plc	24,873
213,189		Hudson City Bancorp, Inc	2,064
1,147		International Bancshares Corp	21
99,529	*	Israel Discount Bank Ltd	210
90,119	*	KBC Groep NV	3,391
615,552		Keycorp	5,466
133,810		M&T Bank Corp	11,838
212,261		Marshall & Ilsley Corp	1,696
1,800		MB Financial, Inc	38
1,558,700		Mitsubishi UFJ Financial Group, Inc	7,182
3,311,900		Mizuho Financial Group, Inc	5,465
344,419		National Australia Bank Ltd	9,205
87,930	*	National Bank of Greece S.A.	779
6,490		National Penn Bancshares, Inc	50
1,500		NBT Bancorp, Inc	34

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

165,570	e	New York Community Bancorp, Inc	$2,857
20,699	e	NewAlliance Bancshares, Inc	307
567,438		Nordea Bank AB	6,208
19,938		Old National Bancorp	214
600	e	Park National Corp	40
27,943		People’s United Financial, Inc	352
2,500	*	Pinnacle Financial Partners, Inc	41
29,650	*	PMI Group, Inc	80
391,138		PNC Financial Services Group, Inc	24,637
1,940,770	*	Popular, Inc	5,648
48,979		Provident Financial Services, Inc	725
39,760		Radian Group, Inc	271
1,003,023		Regions Financial Corp	7,282
244,110		Royal Bank of Canada (Toronto)	15,104
3,701,376	*	Royal Bank of Scotland Group plc	2,428
1,000	e	S&T Bancorp, Inc	22
685,000		Shinsei Bank Ltd	807
410,200		Shizuoka Bank Ltd	3,394
1,200	*	Signature Bank	68
155,678		Skandinaviska Enskilda Banken AB (Class A)	1,388
291,341		Standard Chartered plc	7,557
6,990		Sterling Bancshares, Inc	60
408,900	m	Sumitomo Trust & Banking Co Ltd	2,212
466,142		SunTrust Banks, Inc	13,444
5,030		Susquehanna Bancshares, Inc	47
23,595	*	SVB Financial Group	1,343
244,510		Svenska Handelsbanken (A Shares)	8,020
2,400		TCF Financial Corp	38
122,211		Toronto-Dominion Bank	10,816
1,700		Trustmark Corp	40
3,150	e	Umpqua Holdings Corp	36
2,122,460		UniCredito Italiano S.p.A.	5,232
1,411,961		US Bancorp	37,317
2,724		Webster Financial Corp	58
2,378,792		Wells Fargo & Co	75,407
5,690	*	Western Alliance Bancorp	47
591,023		Westpac Banking Corp	14,871
1,700		Whitney Holding Corp	23
1,110		Wintrust Financial Corp	41
15,516		Zions Bancorporation	358

		TOTAL BANKS	441,990

CAPITAL GOODS - 5.0%
473,101		3M Co	44,234
5,700		A.O. Smith Corp	253
31,650		ACS Actividades Cons y Servicios S.A.	1,484
2,100		Actuant Corp (Class A)	61
56,861	*	AGCO Corp	3,126
1,300		Albany International Corp (Class A)	32
66,830		Alfa Laval AB	1,452
2,655	*	American Superconductor Corp	66
419,283		Ametek, Inc	18,394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,300		Ampco-Pittsburgh Corp	$119
5,965		Apogee Enterprises, Inc	79
1,440		Applied Industrial Technologies, Inc	48
40,571		Armstrong World Industries, Inc	1,877
57,264	*	ArvinMeritor, Inc	972
291,000		Asahi Glass Co Ltd	3,661
35,700		Assa Abloy AB (Class B)	1,026
10,969	*	Astec Industries, Inc	409
1,090		AZZ, Inc	50
1,030		Badger Meter, Inc	42
81,414		Balfour Beatty plc	448
109,330		Barnes Group, Inc	2,283
2,120	*	Beacon Roofing Supply, Inc	43
333,800		Bombardier, Inc	2,455
77,493		Bouygues S.A.	3,720
1,300		Brady Corp (Class A)	46
26,790		Briggs & Stratton Corp	607
23,239	*,e	Builders FirstSource, Inc	66
295,728		Bunzl plc	3,530
448,498		Caterpillar, Inc	49,941
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,486
1,100		Clarcor, Inc	49
7,900	*	Columbus McKinnon Corp	146
2,050		Comfort Systems USA, Inc	29
81,816		Compagnie de Saint-Gobain	5,003
27,671		Cooper Industries plc	1,796
217,667		CSR Ltd	738
223,631		Cummins, Inc	24,514
26,300		Daikin Industries Ltd	787
662,764		Danaher Corp	34,398
358,644		Deere & Co	34,750
1,560		Delek Group Ltd	422
22,715		Dover Corp	1,493
41,047		Dynamic Materials Corp	1,147
172,806		Eaton Corp	9,580
1,740	*	EMCOR Group, Inc	54
661,442		Emerson Electric Co	38,648
1,280	*	EnPro Industries, Inc	46
1,450		ESCO Technologies, Inc	55
59,100	*	Fanuc Ltd	8,933
17,150	e	Fastenal Co	1,112
14,800		Federal Signal Corp	96
3,800		Finning International, Inc	112
39,671		Fluor Corp	2,922
23,380		Fomento de Construcciones y Contratas S.A.	773
2,330		Gardner Denver, Inc	182
8,591		Geberit AG.	1,869
1,350	*	General Cable Corp	58
48,876	*	Gibraltar Industries, Inc	583
1,200		Gorman-Rupp Co	47
63,837		Graco, Inc	2,904
51,754	*	GrafTech International Ltd	1,068

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,240		Granite Construction, Inc	$35
32,600		Hitachi Construction Machinery Co Ltd	816
6,000		Hochtief AG.	644
594,408		Illinois Tool Works, Inc	31,932
53,867		Ingersoll-Rand plc	2,602
1,900	*	Insituform Technologies, Inc (Class A)	51
2,300		Insteel Industries, Inc	33
336,346		Invensys plc	1,862
17,936		John Bean Technologies Corp	345
27,700		JS Group Corp	718
119,400		Komatsu Ltd	4,051
347,730		Koninklijke Philips Electronics NV	11,139
288,000		Kubota Corp	2,710
6,983	*	Layne Christensen Co	241
36,587		LB Foster Co (Class A)	1,577
12,110		Lincoln Electric Holdings, Inc	919
600	e	Lindsay Manufacturing Co	47
11,900	*	Makita Corp	554
347,539		Masco Corp	4,838
12,396		Metso Oyj	665
750	*	Middleby Corp	70
320,000		Mitsubishi Electric Corp	3,766
900		MSC Industrial Direct Co (Class A)	62
114,717	*	NCI Building Systems, Inc	1,453
83,000		NGK Insulators Ltd	1,483
28,000		Nidec Corp	2,425
67,410		Nordson Corp	7,756
86,000		NSK Ltd	742
74,893		Orkla ASA	725
74,136	*	Owens Corning, Inc	2,668
229,865		Paccar, Inc	12,033
42,932		Pall Corp	2,473
35,043		Pentair, Inc	1,324
32,969	*	Polypore International, Inc	1,898
31,643		Precision Castparts Corp	4,657
34,002		Quanex Building Products Corp	667
77,762	*	Quanta Services, Inc	1,744
2,000		Robbins & Myers, Inc	92
62,526		Rockwell Automation, Inc	5,918
37,308		Roper Industries, Inc	3,226
3,300		* Rush Enterprises, Inc (Class A)	65
175,680		Sandvik AB	3,316
2,100		* Sauer-Danfoss, Inc	107
157,500		Scania AB (B Shares)	3,651
91,044		Schneider Electric S.A.	15,550
1,733,500		SembCorp Industries Ltd	7,168
98,000		Shimizu Corp	435
1,310		Simpson Manufacturing Co, Inc	39
41,300		Skanska AB (B Shares)	869
3,270		Smiths Group plc	68
20,075		Snap-On, Inc	1,206
182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	4,690

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

700		SPX Corp	$56
93,600		Sumitomo Electric Industries Ltd	1,296
312		TAL International Group, Inc	11
14,706	*	Tecumseh Products Co (Class A)	147
99,430		Tennant Co	4,180
1,480		Timken Co	77
69,914		Tredegar Corp	1,509
1,800	*,e	Trex Co, Inc	59
88,962		Tyco International Ltd	3,983
1,070		Universal Forest Products, Inc	39
106,433	*,e	Valence Technology, Inc	166
37,780	*	Vestas Wind Systems AS	1,640
2,600		Vicor Corp	43
165,360		Vinci S.A.	10,324
341,990	*	Volvo AB (B Shares)	6,012
114,769		W.W. Grainger, Inc	15,802
39,926	*	WABCO Holdings, Inc	2,461
730	e	Watsco, Inc	51
17,580	*	WESCO International, Inc	1,099
44,700		Westinghouse Air Brake Technologies Corp	3,032
131,715	*	Wolseley plc	4,434
14,175		Zardoya Otis S.A.	235

		TOTAL CAPITAL GOODS	531,105

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
20,275	*	Acacia Research (Acacia Technologies)	694
23,001	*	ACCO Brands Corp	219
41,858		Adecco S.A.	2,748
4,500		Administaff, Inc	137
10,400		Aggreko plc	263
164,413		Avery Dennison Corp	6,900
127,102		Brambles Ltd	930
2,370		Brink’s Co	78
120,569		Capita Group plc	1,437
2,000		CDI Corp	30
5,300		Corporate Executive Board Co	214
800	*,e	CoStar Group, Inc	50
188,000		Dai Nippon Printing Co Ltd	2,290
18,020		Deluxe Corp	478
3,270	*	Dolan Media Co	40
71,533		Dun & Bradstreet Corp	5,739
1,310	*,e	EnerNOC, Inc	25
291,317		Experian Group Ltd	3,606
15,128	*,e	FTI Consulting, Inc	580
2,000		Heidrick & Struggles International, Inc	56
8,629		Herman Miller, Inc	237
23,219	e	HNI Corp	733
1,850	*	Huron Consulting Group, Inc	51
700	*	IHS, Inc (Class A)	62
61,560		Iron Mountain, Inc	1,923
3,011	*	Kforce, Inc	55
2,980		Knoll, Inc	62

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,300	*,e	Korn/Ferry International	$73
3,565	*	M&F Worldwide Corp	90
34,790		Manpower, Inc	2,188
148,484	*,e	Metalico, Inc	924
2,100	*	Mobile Mini, Inc	50
19,200	*	Navigant Consulting, Inc	192
36,720		Pitney Bowes, Inc	943
77,540		R.R. Donnelley & Sons Co	1,467
15,200	*	Randstad Holdings NV	846
1,900		Resources Connection, Inc	37
117,311		Robert Half International, Inc	3,590
53,100		Secom Co Ltd	2,469
5,810		Steelcase, Inc (Class A)	66
44,676	*	Tetra Tech, Inc	1,103
179,000		Toppan Printing Co Ltd	1,412
900		Towers Watson & Co	50
700		United Stationers, Inc	50
2,100		Viad Corp	50
42,689		Waste Management, Inc	1,594

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,831

CONSUMER DURABLES & APPAREL - 0.9%
3,048		Adidas-Salomon AG.	192
2,700		American Greetings Corp (Class A)	64
5,400		Billabong International Ltd	42
1,024		Blyth, Inc	33
45,900		Burberry Group plc	865
32,738		Callaway Golf Co	223
3,360	e	Cherokee, Inc	58
24,676		Christian Dior S.A.	3,476
165,529		Coach, Inc	8,614
341		Columbia Sportswear Co	20
54,572		Compagnie Financiere Richemont S.A.	3,147
800		CSS Industries, Inc	15
2,733	*	Deckers Outdoor Corp	235
2,380	e	Ethan Allen Interiors, Inc	52
138,868	e	Garmin Ltd	4,703
7,100		Gildan Activewear, Inc	233
1,300		Hasbro, Inc	61
293	*	Iconix Brand Group, Inc	6
6,710	e	KB Home	83
45,954	*,e	Liz Claiborne, Inc	248
38,075		LVMH Moet Hennessy Louis Vuitton S.A.	6,029
30,753	*	M/I Homes, Inc	461
1,990	*	Maidenform Brands, Inc	57
320,300		Matsushita Electric Industrial Co Ltd	4,057
495,290		Mattel, Inc	12,347
23,800	*,e	Movado Group, Inc	349
347,690		Nike, Inc (Class B)	26,319
197,000		Nikon Corp	4,063
22,800		Oxford Industries, Inc	780

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,030		Phillips-Van Heusen Corp	$1,953
2,000		Pool Corp	48
1,352		Puma AG. Rudolf Dassler Sport	397
44,000		Sekisui Chemical Co Ltd	344
81,000		Sekisui House Ltd	756
132,000	*	Sharp Corp	1,309
134,400	*	Sony Corp	4,287
1,107,436	*,e	Standard-Pacific Corp	4,131
9,700	*	Tempur-Pedic International, Inc	491
400	*	Timberland Co (Class A)	17
1,780	*	True Religion Apparel, Inc	42
20,265		Tupperware Corp	1,210
1,150	*,e	Under Armour, Inc (Class A)	78
38,601		VF Corp	3,803
1,900	e	Volcom, Inc	35
970	*	Warnaco Group, Inc	55
14,200		Weyco Group, Inc	347
4,391		Whirlpool Corp	375
123,400		Yamaha Corp	1,402

		TOTAL CONSUMER DURABLES & APPAREL	97,912

CONSUMER SERVICES - 1.1%
35,220	*	AFC Enterprises	533
800	*	American Public Education, Inc	32
30,700		Benesse Corp	1,260
1,710	*	BJ’s Restaurants, Inc	67
7,343		Bob Evans Farms, Inc	239
440	*,e	Capella Education Co	22
1,020		CEC Entertainment, Inc	38
95,076	e	Choice Hotels International, Inc	3,694
1,200	*,e	Coinstar, Inc	55
480,983		Compass Group plc	4,323
111,517		Darden Restaurants, Inc	5,479
900		DeVry, Inc	50
1,346	*,e	DineEquity, Inc	74
3,400	*,e	Domino’s Pizza, Inc	63
69,691	*,e	Gaylord Entertainment Co	2,417
72,757		Hillenbrand, Inc	1,564
36,000	*	Interval Leisure Group, Inc	589
1,810	*	Jack in the Box, Inc	41
1,210	*	Life Time Fitness, Inc	45
1,680		Lincoln Educational Services Corp	27
43,668		Marcus Corp	476
291,754		Marriott International, Inc (Class A)	10,381
677,789		McDonald’s Corp	51,573
12,376	*,e	O’Charleys, Inc	74
530	*	Panera Bread Co (Class A)	67
1,300	*	Papa John’s International, Inc	41
1,110	*,e	Peet’s Coffee & Tea, Inc	53
930		PF Chang’s China Bistro, Inc	43
700	*	Pre-Paid Legal Services, Inc	46
35,896		Regis Corp	637

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,040	*	Ruby Tuesday, Inc	$79
29,578	*	Sonic Corp	268
1,800		Sotheby’s (Class A)	95
584,956		Starbucks Corp	21,614
124,901		Starwood Hotels & Resorts Worldwide, Inc	7,259
155	*	Steak N Shake Co	66
33,399		Stewart Enterprises, Inc (Class A)	255
190	e	Strayer Education, Inc	25
2,840		Texas Roadhouse, Inc (Class A)	48
2,200		Universal Technical Institute, Inc	43
960	*	Vail Resorts, Inc	47
6,510		Weight Watchers International, Inc	456
24,104		Wyndham Worldwide Corp	767
85,600		Yum! Brands, Inc	4,398

		TOTAL CONSUMER SERVICES	119,423

DIVERSIFIED FINANCIALS - 3.1%
217,737	*	American Capital Ltd	2,156
808,325		American Express Co	36,537
175,671		Ameriprise Financial, Inc	10,730
1,068,454		Bank of New York Mellon Corp	31,914
78,708		BlackRock, Inc	15,821
450,633		Capital One Financial Corp	23,415
1,359,024		Charles Schwab Corp	24,503
52,701		CME Group, Inc	15,891
844,100	*	Daiwa Securities Group, Inc	3,877
41,143		Deutsche Boerse AG.	3,115
410,924		Discover Financial Services	9,911
48,717		Duff & Phelps Corp	778
31,220		Eaton Vance Corp	1,007
51,550		Evercore Partners, Inc (Class A)	1,768
46,159	e	Federated Investors, Inc (Class B)	1,235
234,984		Franklin Resources, Inc	29,392
570	e	Greenhill & Co, Inc	38
246,000		Hong Kong Exchanges and Clearing Ltd	5,338
906,575	*	ING Groep NV	11,508
81,091	*	IntercontinentalExchange, Inc	10,018
1,750	*	International Assets Holding Corp	44
418,596		Invesco Ltd	10,699
3,030	*	Investment Technology Group, Inc	55
3,510		Janus Capital Group, Inc	44
1,570		KBW, Inc	41
84,613		Legg Mason, Inc	3,054
454,885	*	MF Global Holdings Ltd	3,766
81,929	*	Nasdaq Stock Market, Inc	2,117
133,016	*	NewStar Financial, Inc	1,453
721,800	*	Nomura Holdings, Inc	3,731
204,244		Northern Trust Corp	10,365
254,612		NYSE Euronext	8,955
7,510	*	PHH Corp	163
15,778	*	Safeguard Scientifics, Inc	321
92,049		SEI Investments Co	2,198

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

463,000		Singapore Exchange Ltd	$2,882
497,483		State Street Corp	22,357
252,140		T Rowe Price Group, Inc	16,747
29,020	*	TradeStation Group, Inc	204

		TOTAL DIVERSIFIED FINANCIALS	328,148

ENERGY - 6.6%
325,046		Apache Corp	42,554
218,947	*,e	ATP Oil & Gas Corp	3,965
4,366	*	Atwood Oceanics, Inc	203
706,010		BG Group plc	17,527
2,730	*	Brigham Exploration Co	102
17,011	*	Bronco Drilling Co, Inc	192
108,819		Cabot Oil & Gas Corp	5,764
135,202	*	Cairn Energy plc	1,002
7,080	*	Cal Dive International, Inc	49
193,317	*	Cameron International Corp	11,038
21,895	e	CARBO Ceramics, Inc	3,090
5,590	*	Carrizo Oil & Gas, Inc	206
245,100		Cenovus Energy, Inc	9,683
635,824		Chesapeake Energy Corp	21,313
110,102		Cimarex Energy Co	12,688
258,739	*,e	Clean Energy Fuels Corp	4,238
38,527	*	Compagnie Generale de Geophysique S.A.	1,394
48,215	*	Complete Production Services, Inc	1,534
9,953	*	Concho Resources, Inc	1,068
43,560	*	Contango Oil & Gas Co	2,755
103,000		Cosmo Oil Co Ltd	320
184,621		Crosstex Energy, Inc	1,837
6,000	*	Dawson Geophysical Co	263
403,133	*	Denbury Resources, Inc	9,836
419,784	*	Devon Energy Corp	38,523
214,686	e	Diamond Offshore Drilling, Inc	16,681
1,400	*	Dresser-Rand Group, Inc	75
14,074	*	Dril-Quip, Inc	1,112
707,992		El Paso Corp	12,744
127,737		Enbridge, Inc	7,829
575,299		ENI S.p.A.	14,116
261,322		EOG Resources, Inc	30,969
350,471		Equitable Resources, Inc	17,489
26,900		EXCO Resources, Inc	556
4,429	*,e	Exterran Holdings, Inc	105
108,543	*	FMC Technologies, Inc	10,255
12,700		Fugro NV	1,120
70,800		Galp Energia SGPS S.A.	1,513
164,944	*	Global Industries Ltd	1,615
16,840	*,e	GMX Resources, Inc	104
47,478	*,e	Goodrich Petroleum Corp	1,055
22,906		Gulf Island Fabrication, Inc	737
58,674	*	Gulfmark Offshore, Inc	2,612
23,118	*	Gulfport Energy Corp	836
374,826		Hess Corp	31,939

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

151,299	*,e	Hornbeck Offshore Services, Inc	$4,668
1,300		Idemitsu Kosan Co Ltd	152
670		Inpex Holdings, Inc	5,069
49,728	*	ION Geophysical Corp	631
5,100		Japan Petroleum Exploration Co	255
4,180	*	Key Energy Services, Inc	65
35	*	Kinder Morgan Management LLC	2
12,938		Lufkin Industries, Inc	1,209
697,138		Marathon Oil Corp	37,164
440,339		National Oilwell Varco, Inc	34,907
101,331		Neste Oil Oyj	2,088
145,045	*	Newfield Exploration Co	11,025
245,777		Nexen, Inc	6,127
119,405		Noble Corp	5,447
288,720		Noble Energy, Inc	27,905
5,623	*,e	Northern Oil And Gas, Inc	150
10,868	*	Oceaneering International, Inc	972
14,886	*	Oil States International, Inc	1,133
133,109		OMV AG.	6,018
442,320		Origin Energy Ltd	7,424
1,130	e	Overseas Shipholding Group, Inc	36
4,321	*	OYO Geospace Corp	426
116,560	*	Parker Drilling Co	805
5,600		Penn West Energy Trust	155
228,895	*	PetroHawk Energy Corp	5,617
32,190	*	Petroleum Development Corp	1,545
67,500	*,e	Petroquest Energy, Inc	632
86,690	*	Pioneer Drilling Co	1,196
169,511	e	Pioneer Natural Resources Co	17,277
166,370	*	Pride International, Inc	7,146
274,533		Questar Market Resources, Inc	11,130
104,726	*	Quicksilver Resources, Inc	1,499
91,308		Range Resources Corp	5,338
769,765	*,e	Rentech, Inc	962
293,175		Repsol YPF S.A.	10,048
36,777	*,e	Rex Energy Corp	428
13,890	*	Rosetta Resources, Inc	660
3,242	e	RPC, Inc	82
19,311		Saipem S.p.A.	1,026
439,137		Santos Ltd	7,061
400		SEACOR Holdings, Inc	37
229,704	*	Southwestern Energy Co	9,870
1,115,375		Spectra Energy Corp	30,316
82,840		St. Mary Land & Exploration Co	6,146
360,004		Suncor Energy, Inc	16,145
38,401		Sunoco, Inc	1,751
393,500		Talisman Energy, Inc	9,729
6,769		Technip S.A.	722
126,056		Tenaris S.A.	3,093
800		Tidewater, Inc	48
167,904		Tullow Oil plc	3,896
117,970	*	Ultra Petroleum Corp	5,810

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

41,805	*	Unit Corp	$2,590
59,984	e	W&T Offshore, Inc	1,367
353,088	*	Weatherford International Ltd	7,980
93,910	*	Whiting Petroleum Corp	6,898
571,890		Williams Cos, Inc	17,832
23,892		WorleyParsons Ltd	765

		TOTAL ENERGY	695,081

FOOD & STAPLES RETAILING - 1.4%
114,200		Aeon Co Ltd	1,323
179,256		Carrefour S.A.	7,919
1,300		Casey’s General Stores, Inc	51
3,876		Casino Guichard Perrachon S.A.	367
453,392		Costco Wholesale Corp	33,244
10,250		Delhaize Group	835
46,668		J Sainsbury plc	251
54,500		Jeronimo Martins SGPS S.A.	875
6,988		Kesko Oyj (B Shares)	327
216,057		Koninklijke Ahold NV	2,898
324,205		Kroger Co	7,771
9,800		Lawson, Inc	472
31,000		Loblaw Cos Ltd	1,242
58,366		Metro AG.	3,975
8,100		Metro, Inc	386
13,956		Nash Finch Co	529
1,400		Ruddick Corp	54
416,801		Safeway, Inc	9,811
89,900		Seven & I Holdings Co Ltd	2,290
18,582		Spartan Stores, Inc	275
862,978		Sysco Corp	23,904
1,655,276		Tesco plc	10,112
1,270	*	United Natural Foods, Inc	57
770,158		Walgreen Co	30,914
51,083		Whole Foods Market, Inc	3,366
2,600	*	Winn-Dixie Stores, Inc	19
28,443		WM Morrison Supermarkets plc	126
157,977		Woolworths Ltd	4,391

		TOTAL FOOD & STAPLES RETAILING	147,784

FOOD, BEVERAGE & TOBACCO - 2.2%
97,000		Ajinomoto Co, Inc	1,009
400		Alico, Inc	11
25,518		Aryzta AG.	1,304
143,384		Associated British Foods plc	2,282
333,084	e	Campbell Soup Co	11,028
189,544		Coca Cola Hellenic Bottling Co S.A.	5,086
75,475		ConAgra Foods, Inc	1,793
5,450	*	Darling International, Inc	84
1,010	e	Diamond Foods, Inc	56
1,400		Flowers Foods, Inc	38
744,260		General Mills, Inc	27,202
20,437	*,e	Green Mountain Coffee Roasters, Inc	1,320

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

169,225		Groupe Danone	$11,044
341,849		H.J. Heinz Co	16,689
2,100	*	Hain Celestial Group, Inc	68
12,910	*	Hansen Natural Corp	778
19,174		Hormel Foods Corp	534
37,588		J.M. Smucker Co	2,683
442,826		Kellogg Co	23,904
13,464		Kerry Group plc (Class A)	501
31,000		Kikkoman Corp	292
1,152,986		Kraft Foods, Inc (Class A)	36,157
2,677		Lancaster Colony Corp	162
1,600		Lance, Inc	32
21,747		McCormick & Co, Inc	1,040
28,500		Nisshin Seifun Group, Inc	328
10,900		Nissin Food Products Co Ltd	384
866,867		PepsiCo, Inc	55,835
1,876	*	Ralcorp Holdings, Inc	128
22,200		Saputo, Inc	1,002
556,346		Sara Lee Corp	9,831
11,096	e	Tootsie Roll Industries, Inc	315
890	*	TreeHouse Foods, Inc	51
334,862		Unilever NV	10,492
361,651		Unilever plc	11,018
68,900		Viterra, Inc	836
40,900		Yakult Honsha Co Ltd	1,047

		TOTAL FOOD, BEVERAGE & TOBACCO	236,364

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
478,977		Aetna, Inc	17,928
1,880	*	American Medical Systems Holdings, Inc	41
10,800	*	Amsurg Corp	275
3,704		Analogic Corp	209
1,610	*,e	athenahealth, Inc	73
579,568		Baxter International, Inc	31,164
62,688		Beckman Coulter, Inc	5,207
315,215		Becton Dickinson & Co	25,097
3,600	*	CardioNet, Inc	17
22,716	*	Catalyst Health Solutions, Inc	1,271
39,170	*	Centene Corp	1,292
9,990		Chemed Corp	665
1,190		Cigna Corp	53
2,310	*,e	Conceptus, Inc	33
4,670	*	Corvel Corp	248
1,930	*	Coventry Health Care, Inc	62
115,816		Dentsply International, Inc	4,284
3,100	*	Gen-Probe, Inc	206
12,050	*	Greatbatch, Inc	319
730	*	Haemonetics Corp	48
5,210	*	Health Management Associates, Inc (Class A)	57
20,090	*	Healthways, Inc	309
16,830	*	Henry Schein, Inc	1,181
69,737		Hill-Rom Holdings, Inc	2,649

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

760	*	HMS Holdings Corp	$62
100,596	*	Humana, Inc	7,036
39,913	*,e	Idexx Laboratories, Inc	3,082
1,200	*	Integra LifeSciences Holdings Corp	57
12,868	*	Intuitive Surgical, Inc	4,291
4,500		Invacare Corp	140
48,070	*	Inverness Medical Innovations, Inc	1,881
29,553	*	Kinetic Concepts, Inc	1,608
50,210	*	LifePoint Hospitals, Inc	2,017
1,760		Masimo Corp	58
190,858		McKesson Corp	15,087
1,730	*	MedAssets, Inc	26
115,857	*	Medco Health Solutions, Inc	6,507
926,509		Medtronic, Inc	36,459
2,350		Meridian Bioscience, Inc	56
27,680	*	Molina Healthcare, Inc	1,107
8,672	*	MWI Veterinary Supply, Inc	700
69,800		Olympus Corp	1,944
3,000	*	Omnicell, Inc	46
8,337		Owens & Minor, Inc	271
1,888	*	Palomar Medical Technologies, Inc	28
78,813	e	Patterson Cos, Inc	2,537
24,754	*	PharMerica Corp	283
2,500	*	PSS World Medical, Inc	68
22,842	*	Resmed, Inc	685
1,120	*	Sirona Dental Systems, Inc	56
40,359		STERIS Corp	1,394
3,100		Universal American Financial Corp	71
493,038		WellPoint, Inc	34,408
1,000		West Pharmaceutical Services, Inc	45
2,100	*	Wright Medical Group, Inc	36

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	214,734

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
5,870		Alberto-Culver Co	219
254,286		Avon Products, Inc	6,876
9,680		Beiersdorf AG.	591
7,875		Church & Dwight Co, Inc	625
69,468		Clorox Co	4,868
290,808		Colgate-Palmolive Co	23,486
38,043		Estee Lauder Cos (Class A)	3,666
106		Henkel KGaA	6
156,880		Henkel KGaA (Preference)	9,710
181,200		Kao Corp	4,521
422,428		Kimberly-Clark Corp	27,572
63,795		L’Oreal S.A.	7,433
1,610		Nu Skin Enterprises, Inc (Class A)	46
1,289,201		Procter & Gamble Co	79,414
152,666		Reckitt Benckiser Group plc	7,836
190,000		Shiseido Co Ltd	3,291
18,375	*,e	USANA Health Sciences, Inc	634

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	180,794

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

INSURANCE - 2.3%
500,495		Aflac, Inc	$26,416
777	*	Alleghany Corp	257
4,400		American Equity Investment Life Holding Co	58
836,991		AMP Ltd	4,706
19,698	*	Arch Capital Group Ltd	1,954
1,500		Arthur J. Gallagher & Co	46
126,789		Aspen Insurance Holdings Ltd	3,494
421,772		Assicurazioni Generali S.p.A.	9,116
96,941		Assurant, Inc	3,733
18,354		Axis Capital Holdings Ltd	641
435,146		Chubb Corp	26,679
402,055		Cincinnati Financial Corp	13,187
101,311		CNP Assurances	2,150
1,400		Donegal Group, Inc (Class A)	19
2,400		Employers Holdings, Inc	50
49,047		Endurance Specialty Holdings Ltd	2,394
27,664		Erie Indemnity Co (Class A)	1,967
8,696		Everest Re Group Ltd	767
578,359	*	Genworth Financial, Inc (Class A)	7,785
22,550		Hanover Insurance Group, Inc	1,020
1,200		Harleysville Group, Inc	40
3,500	*	Hilltop Holdings, Inc	35
418,327		Insurance Australia Group Ltd	1,554
342,419		Lincoln National Corp	10,286
5,014	*	Markel Corp	2,078
4,850	e	Meadowbrook Insurance Group, Inc	50
116,855		Montpelier Re Holdings Ltd	2,065
65,128		Muenchener Rueckver AG.	10,245
55,212	*,e	National Financial Partners Corp	814
700	*	Navigators Group, Inc	36
2,327,839		Old Mutual plc	5,071
6,698		PartnerRe Ltd	531
405,332	*	Phoenix Cos, Inc	1,103
53,051		Platinum Underwriters Holdings Ltd	2,021
328,986		Principal Financial Group	10,564
700	*	ProAssurance Corp	44
857,690		Progressive Corp	18,123
27,412		Protective Life Corp	728
706,164		Prudential plc	7,997
700	e	RLI Corp	40
1,347,546		Royal & Sun Alliance Insurance Group plc	2,839
900		Safety Insurance Group, Inc	41
2,400		Selective Insurance Group, Inc	42
5,540		Stancorp Financial Group, Inc	256
982,936		Standard Life plc	3,257
532,520		Suncorp-Metway Ltd	4,672
140,685		Swiss Reinsurance Co	8,017
88,990		T&D Holdings, Inc	2,193
509,088		Travelers Cos, Inc	30,282
124,529		W.R. Berkley Corp	4,011

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

100		Wesco Financial Corp	$39
130		White Mountains Insurance Group Ltd	47
200,570		XL Capital Ltd	4,934

		TOTAL INSURANCE	240,494

MATERIALS - 4.3%
37,300		Acerinox S.A.	736
57,558		Agnico-Eagle Mines Ltd	3,826
20,600		Agrium, Inc (Toronto)	1,902
87,628		Air Liquide	11,653
307,860		Air Products & Chemicals, Inc	27,764
21,000		Air Water, Inc	256
6,480		Airgas, Inc	430
19,300		Akzo Nobel NV	1,328
1,136,280		Alcoa, Inc	20,055
66,030	e	Allegheny Technologies, Inc	4,472
111,292	*	Allied Nevada Gold Corp	3,949
1,087,717		Alumina Ltd	2,772
122,822		AMCOL International Corp	4,419
279,194		Antofagasta plc	6,086
21,600		Aptargroup, Inc	1,083
1,400		Arch Chemicals, Inc	58
203,000		Asahi Kasei Corp	1,367
37,644		Ball Corp	1,350
88,978		BASF AG.	7,680
86,309		Bemis Co, Inc	2,832
372,433		BlueScope Steel Ltd	761
13,556		Boliden AB	292
52,800		Buckeye Technologies, Inc	1,438
27,330	*	Calgon Carbon Corp	434
1,160		Carpenter Technology Corp	50
50,895	*	Castle (A.M.) & Co	961
72,203		Cimpor Cimentos de Portugal S.A.	522
1,186	*	Clearwater Paper Corp	97
143,299	e	Cleveland-Cliffs, Inc	14,083
146,100	*	Coeur d’Alene Mines Corp	5,081
110,909		Commercial Metals Co	1,915
10,420		Compass Minerals International, Inc	975
270,968		CRH plc	6,225
5,992		Domtar Corporation	550
74,000		Dowa Holdings Co Ltd	461
5,800		DSM NV	357
900		Eastman Chemical Co	89
370,453		Ecolab, Inc	18,902
5,690	*	Ferro Corp	94
422		Fletcher Building Ltd	3
630,839		Fortescue Metals Group Ltd	4,180
74,210	*,e	General Moly, Inc	399
1,052		Givaudan S.A.	1,058
22,564		Glatfelter	301
84,077		H.B. Fuller Co	1,806
41,614		HeidelbergCement AG.	2,894

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

30,000		Hitachi Metals Ltd	$378
53,966		Holcim Ltd	4,056
2,400		Holmen AB (B Shares)	83
39,200	*	Horsehead Holding Corp	668
49,200		Inmet Mining Corp	3,458
22,086		Innophos Holdings, Inc	1,018
1,000		International Flavors & Fragrances, Inc	62
206,873		International Paper Co	6,242
154,662		Israel Chemicals Ltd	2,546
48,900		JSR Corp	981
77,699		K+S AG.	5,859
38,000		Kaneka Corp	265
269,300		Kinross Gold Corp	4,244
58,000		Kuraray Co Ltd	749
46,374		Linde AG.	7,322
39,055		Lonmin plc	1,066
121,887	*	Louisiana-Pacific Corp	1,280
55,925		Lubrizol Corp	7,492
240,027	*	LyondellBasell Industries AF S.C.A	9,493
100,756		MacArthur Coal Ltd	1,208
231,590		MeadWestvaco Corp	7,023
24,336		Minerals Technologies, Inc	1,668
297,500		Mitsubishi Chemical Holdings Corp	1,874
48,000		Mitsubishi Gas Chemical Co, Inc	344
120,960		Mitsui Chemicals, Inc	429
475,000		Mitsui Mining & Smelting Co Ltd	1,652
2,100		Myers Industries, Inc	21
38,497		Nalco Holding Co	1,051
2,220		Neenah Paper, Inc	49
227,840		Newcrest Mining Ltd	9,386
1,787,000		Nippon Steel Corp	5,717
212,000		Nisshin Steel Co Ltd	455
31,500		Nitto Denko Corp	1,669
577,043		Norsk Hydro ASA	4,731
6,330		Novozymes AS (B Shares)	967
414,559		Nucor Corp	19,078
29,346		Olympic Steel, Inc	963
1,370	*	OM Group, Inc	50
439,577		OneSteel Ltd	1,109
43,142		Orica Ltd	1,178
34,763	*	Owens-Illinois, Inc	1,049
863,952		Oxiana Ltd	1,427
94,500		Potash Corp of Saskatchewan Toronto	5,574
314,717		Praxair, Inc	31,976
1,380		Quaker Chemical Corp	55
30,024		Rautaruukki Oyj	719
127,308	e	Reliance Steel & Aluminum Co	7,356
15,189	e	Rock-Tenn Co (Class A)	1,053
151,109	e	Royal Gold, Inc	7,918
13,953		Salzgitter AG.	1,099
850		Schnitzer Steel Industries, Inc (Class A)	55
48,265		Sealed Air Corp	1,287

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

92,200		Shin-Etsu Chemical Co Ltd	$4,589
200,228		Sigma-Aldrich Corp	12,743
53,104		Sims Group Ltd	959
10,200		Solvay S.A.	1,209
105,431		Sonoco Products Co	3,820
11,100	*	Spartech Corp	80
67,100		Ssab Svenskt Stal AB (Series A)	1,061
600		Stepan Co	44
44,488	*	Stillwater Mining Co	1,020
153,116		Stora Enso Oyj (R Shares)	1,823
360,000		Sumitomo Chemical Co Ltd	1,799
1,291,000		Sumitomo Metal Industries Ltd	2,886
331,000		Sumitomo Metal Mining Co Ltd	5,690
121,590		Svenska Cellulosa AB (B Shares)	1,957
42,000		Taiyo Nippon Sanso Corp	350
174,600		Teck Cominco Ltd	9,255
74,000		Teijin Ltd	331
47,558		Temple-Inland, Inc	1,113
68,329	*,e	Titanium Metals Corp	1,270
305,000		Toray Industries, Inc	2,214
41,000		Tosoh Corp	147
117,300		Toyo Seikan Kaisha Ltd	1,920
268,000		UBE Industries Ltd	853
15,649		Umicore	776
375,904	e	United States Steel Corp	20,277
133,335		UPM-Kymmene Oyj	2,819
56,795	*,e	US Gold Corp	501
45,540		Valspar Corp	1,781
28,882		Voestalpine AG.	1,357
112,777	e	Vulcan Materials Co	5,143
10,800		Wausau Paper Corp	83
260,642		Worthington Industries, Inc	5,453
665,023		Xstrata plc	15,516
254,700		Yamana Gold, Inc	3,147
8,300		Yamato Kogyo Co Ltd	277
20,900		Yara International ASA	1,059
6,400	*,e	Zoltek Cos, Inc	86

		TOTAL MATERIALS	460,806

MEDIA - 1.7%
1,380		Arbitron, Inc	55
107,294	*	Discovery Communications, Inc (Class A)	4,281
55,452	*	Discovery Communications, Inc (Class C)	1,952
48,307	*	DreamWorks Animation SKG, Inc (Class A)	1,349
42,671	*	Entercom Communications Corp (Class A)	470
345,020	*	Entravision Communications Corp (Class A)	935
78,791	*	EW Scripps Co (Class A)	780
22,077	*	Fisher Communications, Inc	686
40,459		Harte-Hanks, Inc	481
9,947		John Wiley & Sons, Inc (Class A)	506
226,343	*	Journal Communications, Inc (Class A)	1,358
6,075	*	Knology, Inc	78

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

11,413		Lagardere S.C.A.	$487
273,325	*,e	Liberty Global, Inc (Class A)	11,319
256,931	*	Lin TV Corp (Class A)	1,524
169,294	*,e	McClatchy Co (Class A)	576
38,093	e	Meredith Corp	1,292
195,819	*	New York Times Co (Class A)	1,854
428,809	e	Omnicom Group, Inc	21,038
551,411		Pearson plc	9,741
1,550		Scholastic Corp	42
123,844		Scripps Networks Interactive (Class A)	6,203
2,398,052	*,e	Sirius XM Radio, Inc	3,981
137,261		Thomson Corp (Toronto)	5,387
394,679		Time Warner Cable, Inc	28,157
38,064	*	Valassis Communications, Inc	1,109
304,219		Virgin Media, Inc	8,454
1,221,396		Walt Disney Co	52,631
18,736	e	Washington Post Co (Class B)	8,198
25,400		Wolters Kluwer NV	594
683,960		WPP plc	8,429
239,700		Yellow Pages Income Fund	1,362

		TOTAL MEDIA	185,309

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
940,559		Abbott Laboratories	46,134
17,804	*	Affymetrix, Inc	93
277,569	*	Agilent Technologies, Inc	12,430
94,231	*	Akorn, Inc	544
264,695		Allergan, Inc	18,799
1,400	*,e	Alnylam Pharmaceuticals, Inc	13
11,418	*	Amylin Pharmaceuticals, Inc	130
16,702	*	Arena Pharmaceuticals, Inc	23
122,112	*	Ariad Pharmaceuticals, Inc	918
167,180		Astellas Pharma, Inc	6,191
13,508	*,e	Auxilium Pharmaceuticals, Inc	290
235,505	*	Biogen Idec, Inc	17,284
55,710	*	BioMimetic Therapeutics, Inc	730
400	*	Bio-Rad Laboratories, Inc (Class A)	48
34,162		Biovail Corp	1,705
1,356,606		Bristol-Myers Squibb Co	35,855
25,700	*	Bruker BioSciences Corp	536
28,175	*	Celera Corp	228
50,897	*	Cepheid, Inc	1,426
171,400		Chugai Pharmaceutical Co Ltd	2,948
64,111		CSL Ltd	2,368
1,940	*,e	Cubist Pharmaceuticals, Inc	49
68,874	*	Dendreon Corp	2,578
500	*	Dionex Corp	59
251,617	*	Durect Corp	906
18,820	*	Dyax Corp	30
118,891	*	Endo Pharmaceuticals Holdings, Inc	4,537
244,589	*	Genzyme Corp	18,626
29,826	*,e	Geron Corp	151

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

832,056	*	Gilead Sciences, Inc	$35,313
888,880		GlaxoSmithKline plc	16,937
28,636	*	Hospira, Inc	1,581
4,270	*,e	Immunogen, Inc	39
104,026	*,e	Incyte Corp	1,649
54,690	*	Isis Pharmaceuticals, Inc	494
1,262,999		Johnson & Johnson	74,833
48,557	*	Life Technologies Corp	2,545
1,644,511		Merck & Co, Inc	54,285
6,209		Merck KGaA	560
235,303	*	Nektar Therapeutics	2,228
83,237	*	Neurocrine Biosciences, Inc	632
353,003		Novartis AG.	19,115
122,745		Novo Nordisk AS (Class B)	15,415
1,100	*	Onyx Pharmaceuticals, Inc	39
152,451		PDL BioPharma, Inc	884
21,168	*	Pharmasset, Inc	1,666
73,809	*,e	Pozen, Inc	396
27,366	*,e	Progenics Pharmaceuticals, Inc	169
25,743	*	Regeneron Pharmaceuticals, Inc	1,157
121,925		Roche Holding AG.	17,407
72,210	*	Salix Pharmaceuticals Ltd	2,530
19,327	*,e	Sangamo Biosciences, Inc	161
2,800		Santen Pharmaceutical Co Ltd	112
3,300	*,e	Seattle Genetics, Inc	51
7,300	*,e	Sequenom, Inc	46
1,297	*,e	Synta Pharmaceuticals Corp	7
141,300		Takeda Pharmaceutical Co Ltd	6,592
2,390		Techne Corp	171
3,140	*,e	Theravance, Inc	76
11,024	*	United Therapeutics Corp	739
88,049	*,e	Vivus, Inc	545
62,597	*	Waters Corp	5,440

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	439,443

REAL ESTATE - 1.2%
2,571		Acadia Realty Trust	49
55,900		Aeon Mall Co Ltd	1,199
37,122		AMB Property Corp	1,335
1,500		American Campus Communities, Inc	50
1,171,038		Annaly Capital Management, Inc	20,434
113,850		Anworth Mortgage Asset Corp	807
1,500		BioMed Realty Trust, Inc	29
91,315		Boston Properties, Inc	8,660
600		Brandywine Realty Trust	7
1,010		BRE Properties, Inc (Class A)	48
195,440		British Land Co plc	1,732
7,785		Capital Lease Funding, Inc	43
62,720		Capstead Mortgage Corp	802
25,300		CBL & Associates Properties, Inc	441
21,544		Cedar Shopping Centers, Inc	130
1,080		Corporate Office Properties Trust	39

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

198,000		Daiwa House Industry Co Ltd	$2,422
2,000,999		DB RREEF Trust	1,758
4,630		DiamondRock Hospitality Co	52
24,718	e	Digital Realty Trust, Inc	1,437
2,780		Douglas Emmett, Inc	52
173,397		Duke Realty Corp	2,429
1,000		EastGroup Properties, Inc	44
6,440		Education Realty Trust, Inc	52
2,600	e	Equity One, Inc	49
2,900		Extra Space Storage, Inc	60
11,054		Federal Realty Investment Trust	902
166,347	*	FelCor Lodging Trust, Inc	1,020
276,111	*,e	First Industrial Realty Trust, Inc	3,283
2,300		First Potomac Realty Trust	36
1,144	*	Forest City Enterprises, Inc (Class A)	22
26,565	*	Forestar Real Estate Group, Inc	505
2,600	e	Franklin Street Properties Corp	37
52,310		Glimcher Realty Trust	484
297,596		GPT Group (ASE)	966
1,200	e	Hatteras Financial Corp	34
112,205		HCP, Inc	4,256
67,445		Health Care REIT, Inc	3,536
2,000		Healthcare Realty Trust, Inc	45
97,903		Hersha Hospitality Trust	582
7,346	e	Highwoods Properties, Inc	257
587,947		Host Marriott Corp	10,353
22,144		HRPT Properties Trust	575
816	e	Investors Real Estate Trust	8
2,160		Jones Lang LaSalle, Inc	215
1,340		Kilroy Realty Corp	52
275,754		Kimco Realty Corp	5,056
279,836		Land Securities Group plc	3,289
1,880		LaSalle Hotel Properties	51
16,326	e	Lexington Corporate Properties Trust	153
348,312		Liberty International plc	2,140
44,728	e	Liberty Property Trust	1,472
6,565		LTC Properties, Inc	186
36,619		Macerich Co	1,814
4,400		Medical Properties Trust, Inc	51
32,830		MFA Mortgage Investments, Inc	269
14,820		Mid-America Apartment Communities, Inc	951
321,032		Mirvac Group	413
305,810		Mitsui Fudosan Co Ltd	5,027
378,528	e	NorthStar Realty Finance Corp	2,025
1,200		Parkway Properties, Inc	20
5,168		Post Properties, Inc	203
504,551		Prologis	8,062
700		PS Business Parks, Inc	41
808,472	e	RAIT Investment Trust	1,989
11,900		Regency Centers Corp	517
423,884		Segro plc	2,186
606,928		Stockland Trust Group	2,328

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,530	e	Sun Communities, Inc	$55
4,490	*	Sunstone Hotel Investors, Inc	46
2,040		Tanger Factory Outlet Centers, Inc	54
1,060		Taubman Centers, Inc	57
13,412		Unibail	2,907
1,100		Universal Health Realty Income Trust	45
5,660		Urstadt Biddle Properties, Inc (Class A)	108
5,300		U-Store-It Trust	56
36,228		Ventas, Inc	1,967
131,412		Vornado Realty Trust	11,498
1,500		Washington Real Estate Investment Trust	47

		TOTAL REAL ESTATE	126,411

RETAILING - 2.2%
2,050		Aaron’s, Inc	52
2,050		Advance Auto Parts, Inc	135
83,950		American Eagle Outfitters, Inc	1,334
10,610	*	Ann Taylor Stores Corp	309
44,346	*	Autozone, Inc	12,131
900		Barnes & Noble, Inc	8
166,272	*	Bed Bath & Beyond, Inc	8,026
289,374		Best Buy Co, Inc	8,311
810	*,e	Blue Nile, Inc	44
4,363	*,e	Bon-Ton Stores, Inc/the	68
1,200	e	Buckle, Inc	48
8,200		Canadian Tire Corp Ltd	544
50,476	*	Carmax, Inc	1,620
12,190	*	Charming Shoppes, Inc	52
52,582		Chico’s FAS, Inc	783
3,400		Christopher & Banks Corp	22
1,710	*,e	DSW, Inc (Class A)	68
249,700		Esprit Holdings Ltd	1,145
12,500		Fast Retailing Co Ltd	1,565
2,586		Finish Line, Inc (Class A)	51
51,032		Foot Locker, Inc	1,006
31,240	*,e	GameStop Corp (Class A)	704
473,986		Gap, Inc	10,741
282,106		Genuine Parts Co	15,133
2,200		Haverty Furniture Cos, Inc	29
175,315		Hennes & Mauritz AB (B Shares)	5,820
1,630	*,e	hhgregg, Inc	22
121,498	*	Hibbett Sports, Inc	4,351
109,700		Home Retail Group	340
19,710		Hot Topic, Inc	112
36,700	*	HSN, Inc	1,176
56,720		Inditex S.A.	4,551
129,084		JC Penney Co, Inc	4,635
380,300		Kingfisher plc	1,498
291,488		Kohl’s Corp	15,461
747,810		Li & Fung Ltd	3,824
402,420	*	Liberty Media Holding Corp (Interactive A)	6,454
242,300		Limited Brands, Inc	7,967

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,500	*	LKQ Corp	$60
1,193,973		Lowe’s Cos, Inc	31,558
101,698		Macy’s, Inc	2,467
3,280		Men’s Wearhouse, Inc	89
1,635		Monro Muffler, Inc	54
94,376		Nordstrom, Inc	4,236
78,565	*	Office Depot, Inc	364
99,751	*	Orbitz Worldwide, Inc	356
800	*	O’Reilly Automotive, Inc	46
10,103	*	Overstock.com, Inc	159
4,580		PEP Boys - Manny Moe & Jack	58
2,400	e	PetMed Express, Inc	38
30,830		Petsmart, Inc	1,262
9,430	*	Pier 1 Imports, Inc	96
29,641		RadioShack Corp	445
10,500	*	Retail Ventures, Inc	181
5,240	*	Sally Beauty Holdings, Inc	73
1,800	*	Shoe Carnival, Inc	50
571,765		Staples, Inc	11,104
3,300		Stein Mart, Inc	33
4,010	*,e	Talbots, Inc	24
688,060		Target Corp	34,410
38,755		Tiffany & Co	2,381
397,962		TJX Companies, Inc	19,792
1,220		Tractor Supply Co	73
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	88
11,490		Williams-Sonoma, Inc	465

		TOTAL RETAILING	230,102

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
80,003	*	Advanced Energy Industries, Inc	1,308
769,561	*	Advanced Micro Devices, Inc	6,618
53,685	*	Anadigics, Inc	241
1,318,773		Applied Materials, Inc	20,599
42,857		ASML Holding NV	1,906
524,825	*	Atmel Corp	7,153
7,922	*	Cabot Microelectronics Corp	414
1,100	*	Cymer, Inc	62
2,380	*	Diodes, Inc	81
141,124	*,e	Energy Conversion Devices, Inc	319
76,949	*	Entegris, Inc	675
8	*,e	Evergreen Solar, Inc	0	^
4,220	*	Fairchild Semiconductor International, Inc	77
7,010	*	GT Solar International, Inc	75
7,300	*	Integrated Device Technology, Inc	54
2,743,168		Intel Corp	55,329
4,049	*	IXYS Corp	54
60,054	*	Lattice Semiconductor Corp	354
344,113	*	LSI Logic Corp	2,340
27,338	*	LTX-Credence Corp	250
14,183	*,e	Mattson Technology, Inc	35
3,840		Micrel, Inc	52

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

22,650		MKS Instruments, Inc	$754
479,006	*	ON Semiconductor Corp	4,728
1,300		Power Integrations, Inc	50
21,351	*	RF Micro Devices, Inc	137
15,400		Rohm Co Ltd	968
9,021	*	Rudolph Technologies, Inc	99
16,682	*,e	Sigma Designs, Inc	216
58,685	*	Skyworks Solutions, Inc	1,903
65,663		STMicroelectronics NV	814
223,528	*,e	Sunpower Corp (Class A)	3,831
53,521	*,e	Sunpower Corp (Class B)	892
4,270	*	Teradyne, Inc	76
1,097,377		Texas Instruments, Inc	37,924
10,500	*	Ultratech, Inc	309
114,448		Xilinx, Inc	3,754

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	154,451

SOFTWARE & SERVICES - 4.4%
627,576		Accenture plc	34,498
393,701	*	Adobe Systems, Inc	13,055
1,660	*	Advent Software, Inc	48
60,961	*	Akamai Technologies, Inc	2,317
4,609	*	Ansys, Inc	250
2,440	*	Ariba, Inc	83
146,248	*	Autodesk, Inc	6,451
9,500	*	Blackboard, Inc	344
103,131		Broadridge Financial Solutions, Inc	2,340
47,980		CA, Inc	1,160
29,200	*	Ciber, Inc	196
95,888	*	Compuware Corp	1,108
1,910	*,e	Constant Contact, Inc	67
3,620	*	Convergys Corp	52
12,200	*	CSG Systems International, Inc	243
91,830		Earthlink, Inc	719
2,100	e	EPIQ Systems, Inc	30
25,395	*	Equinix, Inc	2,313
570		Factset Research Systems, Inc	60
54,216	*,e	FalconStor Software, Inc	247
2,253	*	Gartner, Inc	94
900		Global Payments, Inc	44
118,209	*	Google, Inc (Class A)	69,295
2,600	e	iGate Corp	49
73,887	*	Informatica Corp	3,859
42,117	*	Internap Network Services Corp	277
573,180		International Business Machines Corp	93,467
34,644	*	Intuit, Inc	1,840
1,740	*	j2 Global Communications, Inc	51
58,800		Jack Henry & Associates, Inc	1,993
1,810	*	JDA Software Group, Inc	55
91,500	*	Lawson Software, Inc	1,107
24,926	*	Liquidity Services, Inc	445
12,193	*	Liveperson, Inc	154

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

40,415		Marchex, Inc (Class B)	$318
49,167	*	Mentor Graphics Corp	719
1,210	*	Micros Systems, Inc	60
3,325,618		Microsoft Corp	84,337
600	*	MicroStrategy, Inc (Class A)	81
14,350	*	NeuStar, Inc (Class A)	367
165,999		NIC, Inc	2,068
12,200		Nintendo Co Ltd	3,317
286,573	*	Novell, Inc	1,699
104		NTT Data Corp	321
1,858,980		Oracle Corp	62,034
16,200	e	Pegasystems, Inc	615
3,114	*	Perficient, Inc	37
2,250	*	Progress Software Corp	65
675	*	Rackspace Hosting, Inc	29
75,439	*	RealNetworks, Inc	281
2,515	*	Rovi Corp	135
54,977	*	S1 Corp	367
84,209	*	Salesforce.com, Inc	11,249
166,184		SAP AG.	10,164
84,070		Sapient Corp	963
51,141	*	Smith Micro Software, Inc	479
2,000	*	Sourcefire, Inc	55
752,963	*	Symantec Corp	13,960
1,700	*	Synopsys, Inc	47
1,700		Syntel, Inc	89
141,310	*	TIBCO Software, Inc	3,851
207,162		Total System Services, Inc	3,733
16,512	*,e	Travelzoo, Inc	1,100
23,000	*,e	Tyler Technologies, Inc	545
15,133	*	Ultimate Software Group, Inc	889
2,370	*	Unisys Corp	74
55,653		United Online, Inc	351
32,414	*	Vasco Data Security International	445
23,300	*	Wright Express Corp	1,208
984,155	*	Yahoo!, Inc	16,386

		TOTAL SOFTWARE & SERVICES	460,749

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
61,711	*	Acme Packet, Inc	4,379
11,531	*	Avid Technology, Inc	257
20,420	*	Benchmark Electronics, Inc	387
36,913	*,e	Bookham, Inc	425
223,500		Canon, Inc	9,613
2,976,006		Cisco Systems, Inc	51,040
4,800		Cognex Corp	136
129,390	*	Cray, Inc	835
7,400		CTS Corp	80
12,100		Daktronics, Inc	130
1,734,395	*	Dell, Inc	25,166
2,120	*	DG FastChannel, Inc	68
3,605	*	DTS, Inc	168

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,413,653	*	EMC Corp	$37,532
76,433	*	Finisar Corp	1,880
74,500		Fuji Folms Holdings Corp	2,309
592,000		Fujitsu Ltd	3,345
1,247,948		Hewlett-Packard Co	51,127
28,700	*	Ibiden Co Ltd	908
6,100	*	Infinera Corp	51
1,900	*	Ingram Micro, Inc (Class A)	40
22,232	e	InterDigital, Inc	1,061
9,686	*	Intermec, Inc	105
22,664	*	Intevac, Inc	282
1,920	*	Itron, Inc	108
118,500		Konica Minolta Holdings, Inc	996
27,700		Kyocera Corp	2,807
43,645	*	Lexmark International, Inc (Class A)	1,617
1,068		Littelfuse, Inc	61
2,200	e	Molex, Inc	55
305,379	*	Motorola, Inc	13,648
2,100		National Instruments Corp	69
155,116	*	NetApp, Inc	7,473
1,910	*	Netgear, Inc	62
883,690		Nokia Oyj	7,524
30,400		Omron Corp	856
69,596	*	Oplink Communications, Inc	1,356
40,673		Plantronics, Inc	1,489
1,420	*	Plexus Corp	50
57,360	*	Polycom, Inc	2,974
210,352	*,e	Power-One, Inc	1,841
68,816	*	QLogic Corp	1,277
872,171	*	Quantum Corp	2,198
112,997	*	Radisys Corp	979
89,600	*	Research In Motion Ltd (Canada)	5,067
163,000		Ricoh Co Ltd	1,919
2,500	*	Rofin-Sinar Technologies, Inc	99
1,300	*	Scansource, Inc	49
5,918	*	Seachange International, Inc	56
258,084	*	Seagate Technology, Inc	3,716
28,831	*	Smart Modular Technologies WWH, Inc	224
54,795	*,e	STEC, Inc	1,101
6,268	*	Super Micro Computer, Inc	101
8,445		Sycamore Networks, Inc	206
17,463	*,e	Synaptics, Inc	472
20,700		TDK Corp	1,224
3,600	*	Tech Data Corp	183
40,403	*	Tekelec	328
217,465		Tellabs, Inc	1,140
37,576	*	Trimble Navigation Ltd	1,899
11,800	*	TTM Technologies, Inc	214
2,300	*,e	Universal Display Corp	127
1,051,992		Xerox Corp	11,203

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	268,092

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 1.7%
148,096	e	Alaska Communications Systems Group, Inc	$1,577
307,098	*	American Tower Corp (Class A)	15,914
107,000		BCE, Inc	3,887
337,089		Bezeq Israeli Telecommunication Corp Ltd	1,000
22,322		Cellcom Israel Ltd	732
241,746		CenturyTel, Inc	10,045
161,417	*	Cincinnati Bell, Inc	433
88,398	*	Crown Castle International Corp	3,761
303,562		France Telecom S.A.	6,816
1,616,615		Frontier Communications Corp	13,289
894		KDDI Corp	5,527
333,554	*	MetroPCS Communications, Inc	5,417
2,950	*	Neutral Tandem, Inc	44
173,514	*	NII Holdings, Inc (Class B)	7,230
4,926		NTT DoCoMo, Inc	8,600
27,200	*	PAETEC Holding Corp	91
219,990		Portugal Telecom SGPS S.A.	2,543
2,823,149		Qwest Communications International, Inc	19,281
54,500		Rogers Communications, Inc (Class B)	1,981
12,564	*	SBA Communications Corp (Class A)	499
50,700		Softbank Corp	2,020
3,286,995	*	Sprint Nextel Corp	15,252
20,557		Swisscom AG.	9,170
2,598,797		Telecom Italia S.p.A.	3,994
35,000		Telekom Austria AG.	512
97,700		Telenor ASA	1,608
3,516		Telephone & Data Systems, Inc	118
485,994		TeliaSonera AB	4,200
62,269	*	tw telecom inc (Class A)	1,196
2,448	*	US Cellular Corp	126
8,691,163		Vodafone Group plc	24,769
808,569	e	Windstream Corp	10,406

		TOTAL TELECOMMUNICATION SERVICES	182,038

TRANSPORTATION - 1.8%
173,946		Abertis Infraestructuras S.A.	3,775
438,715	*	Airtran Holdings, Inc	3,268
13,811		Alexander & Baldwin, Inc	631
800	e	Allegiant Travel Co	35
1,490		Arkansas Best Corp	39
639,647		Auckland International Airport Ltd	1,080
85,122		Autostrade S.p.A.	1,949
97,628		Brisa-Auto Estradas de Portugal S.A.	659
66,237	*	British Airways plc	241
79,000		Canadian National Railway Co	5,961
14,500		Canadian Pacific Railway Ltd	932
816,000		Cathay Pacific Airways Ltd	1,955
205		Central Japan Railway Co	1,625
26,343		CH Robinson Worldwide, Inc	1,953
373,052		CSX Corp	29,321
411,879	*	Delta Air Lines, Inc	4,036

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

134,669	*	Deutsche Lufthansa AG.	$2,852
493,298		Deutsche Post AG.	8,866
17,775	*,e	Dollar Thrifty Automotive Group, Inc	1,186
44,000		East Japan Railway Co	2,443
26,179		Expeditors International Washington, Inc	1,313
299,868		FedEx Corp	28,053
1,500		Forward Air Corp	46
1,613		Fraport AG. Frankfurt Airport Services Worldwide	118
4,700	*	Genesee & Wyoming, Inc (Class A)	274
2,200		Heartland Express, Inc	39
2,064	*	Hub Group, Inc (Class A)	75
1,100		J.B. Hunt Transport Services, Inc	50
54,060	*	Kansas City Southern Industries, Inc	2,944
153,000		Kawasaki Kisen Kaisha Ltd	565
41,000		Keihin Electric Express Railway Co Ltd	295
46,000		Keio Corp	275
1,100	*	Kirby Corp	63
900		Landstar System, Inc	41
61,000		Mitsui OSK Lines Ltd	352
1,476,197		MTR Corp	5,462
397,952		Norfolk Southern Corp	27,565
95,900		Odakyu Electric Railway Co Ltd	809
9,835		Ryder System, Inc	498
624,671		Southwest Airlines Co	7,890
49,137		TNT NV	1,262
61,000		Tobu Railway Co Ltd	249
215,000		Tokyu Corp	892
88,331		Transurban Group	491
522,712		United Parcel Service, Inc (Class B)	38,847
1,600	e	Werner Enterprises, Inc	42
105,100		Yamato Transport Co Ltd	1,629

		TOTAL TRANSPORTATION	192,946

UTILITIES - 2.7%
5,000		Acciona S.A.	543
147,159		Alliant Energy Corp	5,729
134,154		Aqua America, Inc	3,071
154,309		Atmos Energy Corp	5,262
2,700		California Water Service Group	100
191,538	*	Calpine Corp	3,040
7,100		Canadian Utilities Ltd	388
289,986		Centerpoint Energy, Inc	5,092
22,260		CH Energy Group, Inc	1,125
272,000		Cheung Kong Infrastructure Holdings Ltd	1,285
19,900		Chugoku Electric Power Co, Inc	368
393,869		Cleco Corp	13,506
701,000		CLP Holdings Ltd	5,667
445,091		Consolidated Edison, Inc	22,575
151,789	*	Contact Energy Ltd	674
24,039		DTE Energy Co	1,177
251,458	*	Enel Green Power S.p.A	698
779		Energias de Portugal S.A.	3

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

156,400		Gas Natural SDG S.A.	$2,937
382,804		Hawaiian Electric Industries, Inc	9,494
600		Hokkaido Electric Power Co, Inc	12
1,494,250		Hong Kong & China Gas Ltd	3,585
411,000		Hong Kong Electric Holdings Ltd	2,748
987,020		Iberdrola S.A.	8,583
329,147		Idacorp, Inc	12,541
749,969		International Power plc	3,704
12,040		ITC Holdings Corp	842
30,844		Laclede Group, Inc	1,175
1,800		MDU Resources Group, Inc	41
67,199		MGE Energy, Inc	2,721
1,088,320		National Grid plc	10,353
13,270		New Jersey Resources Corp	570
498,075		NextEra Energy, Inc	27,453
103,323		Nicor, Inc	5,548
686,326		NiSource, Inc	13,164
191,351		Northeast Utilities	6,621
12,740		Northwest Natural Gas Co	588
81,478		NSTAR	3,770
442,404		NV Energy, Inc	6,587
54,813		Oest Elektrizitatswirts AG. (Class A)	2,434
1,033		Oneok, Inc	69
1,420	e	Ormat Technologies, Inc	36
897,000		Osaka Gas Co Ltd	3,579
775,805		Pepco Holdings, Inc	14,468
204,417		PG&E Corp	9,031
183,361		Piedmont Natural Gas Co, Inc	5,565
1,700		Portland General Electric Co	40
394,877		PPL Corp	9,990
187,134		Public Power Corp	3,248
15,203	e	SCANA Corp	599
455,571		Scottish & Southern Energy plc	9,217
198,129		Sempra Energy	10,600
10,700		Shikoku Electric Power Co, Inc	291
30,331		SJW Corp	702
317,700		Snam Rete Gas S.p.A.	1,785
61,735		South Jersey Industries, Inc	3,455
24,429		Southwest Gas Corp	952
2,934		SP AusNet	3
10,826		Suez Environnement S.A.	224
179,100		Terna Rete Elettrica Nazionale S.p.A.	857
722,790		Tokyo Gas Co Ltd	3,297
6,500		TransAlta Corp	137
27,622		UIL Holdings Corp	843
67,641		Veolia Environnement	2,107
47,867		WGL Holdings, Inc	1,867
36,192		Wisconsin Energy Corp	1,104
53,751		Xcel Energy, Inc	1,284

		TOTAL UTILITIES	281,124

		TOTAL COMMON STOCKS	6,404,034

		(Cost $5,018,483)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	$396
740,991	*	Federal National Mortgage Association	1,260

		TOTAL BANKS	1,656

		TOTAL PREFERRED STOCKS	1,656

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
2		Danske Bank AS	0	^

		TOTAL DIVERSIFIED FINANCIALS	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 8.6%
GOVERNMENT AGENCY DEBT - 2.7%
	Federal Home Loan Bank (FHLB)
$46,700,000	FHLB	0.110%	04/20/11	46,697
32,000,000	FHLB	0.150	04/29/11	31,996
50,000,000	FHLB	0.135-0.140	05/18/11	49,992
28,460,000	FHLB	0.100-0.110	05/25/11	28,455
	Federal Home Loan Mortgage Corp (FHLMC)
69,400,000	FHLMC	0.170	04/04/11	69,399
4,190,000	FHLMC	0.130	04/26/11	4,190
17,699,000	FHLMC	0.110	05/23/11	17,696
15,865,000	FHLMC	0.110	05/31/11	15,863
	Federal National Mortgage Association (FNMA)
24,476,000	FNMA	0.120-0.130	04/26/11	24,474

	TOTAL GOVERNMENT AGENCY DEBT			288,762

TREASURY DEBT - 4.0%
11,080,000	United States Treasury Bill	0.135	04/21/11	11,079
75,600,000	United States Treasury Bill	0.115-0.173	04/28/11	75,593
3,586,000	United States Treasury Bill	0.145	05/19/11	3,585
50,000,000	United States Treasury Bill	0.060	06/09/11	49,992
50,000,000	United States Treasury Bill	0.076	06/23/11	49,990
50,000,000	United States Treasury Bill	0.085	07/14/11	49,986
60,500,000	United States Treasury Bill	0.090	07/21/11	60,481
65,600,000	United States Treasury Bill	0.105	07/28/11	65,576
50,000,000	United States Treasury Bill	0.131	08/25/11	49,972
6,500,000	United States Treasury Bill	0.301	12/15/11	6,491

	TOTAL TREASURY DEBT			422,745

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
GOVERNMENT AGENCY DEBT - 0.8%
$39,706,000	Federal Home Loan Bank (FHLB)	0.150%	04/27/11	39,702
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.085	05/31/11	19,999
20,000,000	Federal National Mortgage Association (FNMA)	0.070	04/27/11	19,999

	TOTAL GOVERNMENT AGENCY DEBT			79,700

TREASURY DEBT - 1.1%
7,410,000	United States Treasury Bill	0.100	04/21/11	7,410
41,414,000	United States Treasury Bill	0.125	05/19/11	41,407
44,150,000	United States Treasury Bill	0.105	07/21/11	44,136
25,000,000	United States Treasury Bill	0.140	09/08/11	24,983

	TOTAL TREASURY DEBT			117,936

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			197,636

	TOTAL SHORT-TERM INVESTMENTS			909,143

	(Cost $909,145)
	TOTAL INVESTMENTS - 106.8%			11,325,431
	(Cost $9,876,570)
	OTHER ASSETS & LIABILITIES, NET - (6.8)%			(721,103)

	NET ASSETS - 100.0%			$10,604,328

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2011 the value of these securities amounted to $169,173,000 or 1.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 99.9%

BANKERS’ ACCEPTANCES - 0.1%
$8,000,000		JPMorgan Chase Bank NA	0.150%	04/05/11	$8,000
904,000		JPMorgan Chase Bank NA	0.240	04/06/11	904

		TOTAL BANKERS’ ACCEPTANCES			8,904

CERTIFICATE OF DEPOSIT - 7.7%
75,000,000		Bank of Montreal	0.220	04/29/11	75,000
25,000,000		Bank of Nova Scotia	0.240	04/07/11	25,000
35,000,000		Bank of Nova Scotia	0.250	04/20/11	35,000
45,000,000		Bank of Nova Scotia	0.260	04/26/11	45,000
40,000,000		Bank of Nova Scotia	0.270	05/03/11	40,000
25,000,000		Bank of Nova Scotia	0.270	06/03/11	25,000
30,000,000		Bank of Nova Scotia	0.270	06/07/11	30,000
25,000,000		Bank of Nova Scotia	0.260	06/30/11	25,000
25,000,000		Barclays Bank plc	0.470	04/21/11	25,000
40,510,000		Barclays Bank plc	0.450	05/23/11	40,510
25,000,000		Barclays Bank plc	0.404	06/20/11	25,000
50,000,000		BNP Paribas	0.350	04/29/11	50,000
30,000,000		BNP Paribas	0.330	05/13/11	30,000
25,000,000		BNP Paribas	0.360	06/21/11	25,000
45,960,000		BNP Paribas	0.320	06/24/11	45,960
25,000,000	i	Canadian Imperial Bank of Commerce	0.400	04/28/11	25,000
50,000,000		Canadian Imperial Bank of Commerce	0.270	05/10/11	50,000
50,000,000		Deutsche Bank AG	0.280	05/18/11	50,000
50,000,000		Toronto-Dominion Bank	0.240	04/20/11	50,000
32,000,000		Toronto-Dominion Bank	0.210	04/28/11	32,000
50,000,000		Toronto-Dominion Bank	0.220	04/28/11	50,000
25,000,000		Toronto-Dominion Bank	0.300	05/09/11	25,000
35,000,000		Toronto-Dominion Bank	0.230	05/17/11	35,000
40,000,000		Toronto-Dominion Bank	0.270	07/07/11	40,000
20,000,000		Toronto-Dominion Bank	0.270	07/07/11	20,000

		TOTAL CERTIFICATE OF DEPOSIT			918,470

COMMERCIAL PAPER - 45.2%
7,895,000		Abbott Laboratories	0.160	04/25/11	7,894
25,000,000		Abbott Laboratories	0.170	05/10/11	24,995
4,525,000		Abbott Laboratories	0.190	05/17/11	4,524
20,000,000		Abbott Laboratories	0.170	05/23/11	19,995
8,274,000		Abbott Laboratories	0.170	05/24/11	8,272
17,140,000		Abbott Laboratories	0.200	06/06/11	17,134
28,300,000		Abbott Laboratories	0.180	06/20/11	28,289
5,000,000		American Honda Finance Corp	0.180	04/12/11	5,000
18,711,000		American Honda Finance Corp	0.210	04/14/11	18,710
8,650,000		American Honda Finance Corp	0.240	04/18/11	8,649

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$23,340,000	American Honda Finance Corp	0.230%	04/20/11	$23,337
8,000,000	American Honda Finance Corp	0.240	04/26/11	7,999
18,176,000	American Honda Finance Corp	0.250	05/03/11	18,172
25,000,000	American Honda Finance Corp	0.250	05/04/11	24,994
31,600,000	American Honda Finance Corp	0.235	06/03/11	31,587
7,300,000	Australia & New Zealand Banking Group Ltd	0.330	08/10/11	7,291
40,000,000	Australia & New Zealand Banking Group Ltd	0.305	09/07/11	39,946
20,340,000	Bank of Montreal	0.230	04/04/11	20,340
25,000,000	Bank of Montreal	0.210	04/08/11	24,999
10,000,000	Bank of Nova Scotia	0.270	04/05/11	10,000
20,000,000	Bank of Nova Scotia	0.150	04/21/11	19,998
20,000,000	Bank of Nova Scotia	0.240-0.275	05/25/11	19,992
35,000,000	Bank of Nova Scotia	0.260-0.275	05/31/11	34,984
10,000,000	Bank of Nova Scotia	0.260	06/13/11	9,995
15,000,000	Barclays US Funding Corp	0.580	05/27/11	14,986
30,000,000	Barclays US Funding Corp	0.270	06/22/11	29,982
22,455,000	Barclays US Funding Corp	0.270	07/05/11	22,439
40,000,000	Barclays US Funding Corp	0.270	07/21/11	39,967
10,000,000	Barclays US Funding Corp	0.260	07/25/11	9,992
6,550,000	BNP Paribas Finance, Inc	0.240	04/04/11	6,550
5,100,000	BNP Paribas Finance, Inc	0.190	04/05/11	5,100
23,200,000	BNP Paribas Finance, Inc	0.270	04/06/11	23,199
25,000,000	BNP Paribas Finance, Inc	0.260	04/19/11	24,997
25,000,000	BNP Paribas Finance, Inc	0.350	05/31/11	24,985
32,900,000	Canadian Imperial Holdings, Inc	0.220	04/11/11	32,898
25,000,000	Coca-Cola Co	0.230	04/05/11	24,999
60,000,000	Coca-Cola Co	0.220-0.230	04/08/11	59,996
6,300,000	Coca-Cola Co	0.230	04/11/11	6,300
48,368,000	Coca-Cola Co	0.245-0.250	05/16/11	48,353
35,000,000	Coca-Cola Co	0.160-0.200	05/19/11	34,991
5,100,000	Coca-Cola Co	0.250	06/02/11	5,098
9,000,000	Coca-Cola Co	0.230	06/03/11	8,996
20,000,000	Coca-Cola Co	0.190	06/07/11	19,993
20,000,000	Coca-Cola Co	0.235	06/13/11	19,990
46,020,000	Coca-Cola Co	0.240-0.245	08/03/11	45,982
25,000,000	Commonwealth Bank of Australia	0.275	04/04/11	24,999
20,000,000	Commonwealth Bank of Australia	0.275	04/05/11	19,999
2,090,000	Commonwealth Bank of Australia	0.200	04/06/11	2,090
25,000,000	Commonwealth Bank of Australia	0.265	04/27/11	24,995
50,000,000	Commonwealth Bank of Australia	0.260	05/09/11	49,986
9,650,000	Commonwealth Bank of Australia	0.260	05/24/11	9,646
25,000,000	Credit Agricole North America, Inc	0.275	04/15/11	24,997
25,000,000	Credit Agricole North America, Inc	0.235	04/25/11	24,996
28,550,000	Credit Agricole North America, Inc	0.245	04/26/11	28,545
20,000,000	Credit Agricole North America, Inc	0.245	04/27/11	19,996
3,893,000	Credit Agricole North America, Inc	0.260	05/03/11	3,892
5,750,000	Credit Agricole North America, Inc	0.350	05/18/11	5,747
24,500,000	Credit Agricole North America, Inc	0.265	05/27/11	24,490
25,000,000	Deutsche Bank Financial, Inc	0.230	05/24/11	24,992
25,000,000	Deutsche Bank Financial, Inc	0.270	06/27/11	24,984
12,138,000	Fairway Finance LLC	0.275	04/04/11	12,138
15,000,000	Fairway Finance LLC	0.270	04/07/11	14,999
33,000,000	Fairway Finance LLC	0.270-0.280	04/12/11	32,997

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	Fairway Finance LLC	0.220%	04/19/11	$19,998
17,639,000	Fairway Finance LLC	0.210	04/27/11	17,636
12,000,000	Fairway Finance LLC	0.220	05/04/11	11,998
26,621,000	Fairway Finance LLC	0.260	06/09/11	26,608
10,030,000	Fairway Finance LLC	0.260	06/13/11	10,025
2,160,000	General Electric Capital Corp	0.270	04/01/11	2,160
30,000,000	General Electric Capital Corp	0.260	04/06/11	29,999
20,000,000	General Electric Capital Corp	0.250	05/03/11	19,996
20,000,000	General Electric Capital Corp	0.200	05/24/11	19,994
50,000,000	General Electric Capital Corp	0.250	06/22/11	49,972
20,000,000	General Electric Capital Corp	0.220	06/27/11	19,989
22,675,000	General Electric Capital Corp	0.220	06/29/11	22,663
20,000,000	General Electric Capital Corp	0.250	07/06/11	19,987
40,000,000	General Electric Capital Corp	0.230	07/12/11	39,974
40,000,000	General Electric Capital Corp	0.240	07/28/11	39,969
50,000,000	General Electric Co	0.200	04/01/11	50,000
25,000,000	ING US Funding LLC	0.250	04/04/11	24,999
41,429,000	International Business Machines Corp	0.120	04/12/11	41,427
29,200,000	Johnson & Johnson	0.155	04/07/11	29,199
25,000,000	Johnson & Johnson	0.195	04/14/11	24,998
12,000,000	Johnson & Johnson	0.200	05/02/11	11,998
14,000,000	Johnson & Johnson	0.240	05/03/11	13,997
40,000,000	Johnson & Johnson	0.205-0.210	05/10/11	39,991
7,300,000	Johnson & Johnson	0.210	05/11/11	7,298
33,900,000	Johnson & Johnson	0.210	05/13/11	33,892
20,000,000	Johnson & Johnson	0.175	05/19/11	19,995
20,000,000	Johnson & Johnson	0.170	06/02/11	19,994
19,936,000	Johnson & Johnson	0.190	06/09/11	19,929
10,500,000	Johnson & Johnson	0.200	06/16/11	10,496
50,000,000	Johnson & Johnson	0.210	07/06/11	49,972
9,000,000	Johnson & Johnson	0.200	07/13/11	8,995
11,850,000	JPMorgan Chase & Co	0.160	04/08/11	11,850
8,870,000	Lloyds TSB Bank plc	0.275	05/02/11	8,868
20,000,000	Lloyds TSB Bank plc	0.235	05/06/11	19,995
25,000,000	Lloyds TSB Bank plc	0.235	05/27/11	24,991
20,000,000	National Australia Funding(Delaware)	0.185	05/05/11	19,997
40,000,000	National Australia Funding(Delaware)	0.270	05/09/11	39,989
25,000,000	National Australia Funding(Delaware)	0.285	06/01/11	24,988
25,000,000	National Australia Funding(Delaware)	0.290	06/02/11	24,988
25,000,000	National Australia Funding(Delaware)	0.255	07/01/11	24,984
17,330,000	Nestle Capital Corp	0.240	04/01/11	17,330
71,980,000	Nestle Capital Corp	0.230-0.250	04/05/11	71,977
15,990,000	Nestle Capital Corp	0.200	04/07/11	15,989
30,000,000	Nestle Capital Corp	0.180	04/11/11	29,999
25,000,000	Nestle Capital Corp	0.220	05/04/11	24,995
13,800,000	Nestle Capital Corp	0.220	05/05/11	13,797
36,660,000	Nestle Capital Corp	0.200	05/09/11	36,652
17,000,000	Nestle Capital Corp	0.220	05/18/11	16,995
16,450,000	Nestle Capital Corp	0.240	06/06/11	16,443
15,000,000	Nestle Capital Corp	0.220	06/13/11	14,993
6,400,000	Nestle Capital Corp	0.225	07/08/11	6,396
25,000,000	Nestle Capital Corp	0.265	07/13/11	24,981
10,000,000	Nestle Capital Corp	0.215	07/14/11	9,994

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,780,000	Novartis Finance Corp	0.200%	04/14/11	$17,779
14,000,000	Novartis Finance Corp	0.190	04/15/11	13,999
30,000,000	Novartis Finance Corp	0.190	04/19/11	29,997
5,175,000	Novartis Finance Corp	0.230	05/09/11	5,174
14,200,000	Novartis Finance Corp	0.245	07/14/11	14,190
30,500,000	Novartis Finance Corp	0.260-0.270	08/08/11	30,471
53,000,000	Old Line Funding LLC	0.210-0.240	04/01/11	52,999
20,000,000	Old Line Funding LLC	0.270	04/04/11	20,000
20,000,000	Old Line Funding LLC	0.275	04/07/11	19,999
36,533,000	Old Line Funding LLC	0.275	04/11/11	36,530
20,000,000	Old Line Funding LLC	0.275	04/15/11	19,998
45,000,000	Old Line Funding LLC	0.270	05/04/11	44,989
20,000,000	Old Line Funding LLC	0.260	05/11/11	19,994
45,000,000	Old Line Funding LLC	0.260	06/02/11	44,980
27,000,000	Old Line Funding LLC	0.250	06/14/11	26,986
10,000,000	Old Line Funding LLC	0.250	06/28/11	9,994
10,000,000	Private Export Funding Corp	0.530	04/11/11	9,999
15,000,000	Private Export Funding Corp	0.250	05/11/11	14,996
20,000,000	Private Export Funding Corp	0.250	05/17/11	19,994
10,000,000	Private Export Funding Corp	0.250	05/18/11	9,997
25,000,000	Private Export Funding Corp	0.250	06/02/11	24,989
30,000,000	Private Export Funding Corp	0.260	06/06/11	29,986
13,000,000	Private Export Funding Corp	0.240	06/14/11	12,994
16,600,000	Private Export Funding Corp	0.250	06/21/11	16,591
20,000,000	Private Export Funding Corp	0.240	06/28/11	19,988
25,000,000	Private Export Funding Corp	0.245	06/29/11	24,985
10,000,000	Private Export Funding Corp	0.390	07/05/11	9,990
15,000,000	Private Export Funding Corp	0.400	07/06/11	14,984
25,000,000	Private Export Funding Corp	0.245	07/08/11	24,983
40,000,000	Private Export Funding Corp	0.245-0.250	07/15/11	39,971
25,000,000	Private Export Funding Corp	0.260	07/25/11	24,979
18,615,000	Procter & Gamble Co	0.260	04/04/11	18,615
30,600,000	Procter & Gamble Co	0.180	04/07/11	30,599
25,000,000	Procter & Gamble Co	0.240	04/08/11	24,999
32,390,000	Procter & Gamble Co	0.250	04/12/11	32,388
5,220,000	Procter & Gamble Co	0.210	04/13/11	5,220
20,000,000	Procter & Gamble Co	0.180	04/19/11	19,998
9,675,000	Procter & Gamble Co	0.195	04/29/11	9,674
11,150,000	Procter & Gamble Co	0.250	05/04/11	11,147
67,450,000	Procter & Gamble Co	0.190-0.250	05/11/11	67,434
20,000,000	Procter & Gamble Co	0.190	05/25/11	19,994
31,664,000	Procter & Gamble Co	0.190-0.210	06/09/11	31,652
30,000,000	Procter & Gamble Co	0.180-0.190	06/15/11	29,988
50,000,000	Province of Ontario Canada	0.230	04/06/11	49,998
28,080,000	Province of Ontario Canada	0.230	04/07/11	28,079
26,900,000	Province of Ontario Canada	0.230	04/08/11	26,899
25,000,000	Province of Ontario Canada	0.210	05/10/11	24,994
47,500,000	Province of Ontario Canada	0.200	05/25/11	47,486
6,750,000	Rabobank USA Financial Corp	0.300	04/08/11	6,750
10,000,000	Rabobank USA Financial Corp	0.285	04/15/11	9,999
17,800,000	Rabobank USA Financial Corp	0.300	05/25/11	17,792
12,450,000	Rabobank USA Financial Corp	0.270	06/03/11	12,444
69,430,000	Rabobank USA Financial Corp	0.270-0.290	06/10/11	69,392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000	Rabobank USA Financial Corp	0.240%	06/13/11	$9,995
30,400,000	Rabobank USA Financial Corp	0.240	06/17/11	30,384
35,000,000	Rabobank USA Financial Corp	0.270-0.275	07/05/11	34,975
20,000,000	Rabobank USA Financial Corp	0.350	08/15/11	19,974
30,150,000	Rabobank USA Financial Corp	0.340-0.345	09/06/11	30,105
20,000,000	Rabobank USA Financial Corp	0.345	09/08/11	19,969
25,000,000	Royal Bank of Canada	0.245	04/11/11	24,998
3,945,000	Royal Bank of Canada	0.245	04/19/11	3,945
50,000,000	Royal Bank of Canada	0.265	04/25/11	49,991
21,160,000	Royal Bank of Canada	0.155	04/27/11	21,158
35,000,000	Royal Bank of Canada	0.225	06/24/11	34,982
27,685,000	Royal Bank of Canada	0.250	08/15/11	27,659
7,040,000	Sheffield Receivables Corp	0.280	04/06/11	7,040
27,330,000	Sheffield Receivables Corp	0.270	04/15/11	27,327
15,000,000	Sheffield Receivables Corp	0.270	05/05/11	14,996
25,000,000	Sheffield Receivables Corp	0.270	05/13/11	24,992
30,000,000	Sheffield Receivables Corp	0.260	05/19/11	29,990
30,000,000	Sheffield Receivables Corp	0.230	05/24/11	29,990
50,000,000	Societe Generale North America, Inc	0.180-0.300	04/01/11	50,000
25,000,000	Societe Generale North America, Inc	0.130	04/06/11	25,000
30,000,000	Societe Generale North America, Inc	0.235	05/05/11	29,993
27,000,000	Straight-A Funding LLC	0.250	04/05/11	26,999
29,500,000	Straight-A Funding LLC	0.220	04/07/11	29,499
9,000,000	Straight-A Funding LLC	0.250	04/07/11	9,000
15,000,000	Straight-A Funding LLC	0.250	04/11/11	14,999
13,500,000	Straight-A Funding LLC	0.250	04/11/11	13,499
10,000,000	Straight-A Funding LLC	0.250	04/12/11	9,999
20,000,000	Straight-A Funding LLC	0.250	04/13/11	19,998
45,000,000	Straight-A Funding LLC	0.240	04/19/11	44,995
19,000,000	Straight-A Funding LLC	0.250	05/03/11	18,996
18,555,000	Straight-A Funding LLC	0.250	05/05/11	18,551
5,000,000	Straight-A Funding LLC	0.250	05/12/11	4,999
31,175,000	Straight-A Funding LLC	0.250	05/16/11	31,165
29,563,000	Straight-A Funding LLC	0.250	05/16/11	29,554
21,050,000	Straight-A Funding LLC	0.250	05/17/11	21,043
17,990,000	Straight-A Funding LLC	0.250	05/17/11	17,984
24,600,000	Straight-A Funding LLC	0.250	05/20/11	24,592
14,500,000	Straight-A Funding LLC	0.250	06/01/11	14,494
25,000,000	Straight-A Funding LLC	0.250	06/06/11	24,989
23,600,000	Straight-A Funding LLC	0.250	06/06/11	23,589
20,000,000	Toronto-Dominion Holdings USA, Inc	0.190	04/28/11	19,997
18,000,000	Toronto-Dominion Holdings USA, Inc	0.280	06/03/11	17,991
44,545,000	Toyota Motor Credit Corp	0.280	04/26/11	44,536
25,725,000	Unilever Capital Corp	0.180	05/03/11	25,721
22,575,000	Variable Funding Capital Co LLC	0.240	04/12/11	22,573
50,000,000	Variable Funding Capital Co LLC	0.270	04/14/11	49,995
35,000,000	Variable Funding Capital Co LLC	0.240	04/15/11	34,997
30,000,000	Variable Funding Capital Co LLC	0.240	04/19/11	29,996
20,000,000	Variable Funding Capital Co LLC	0.270	04/20/11	19,997
10,000,000	Variable Funding Capital Co LLC	0.240	05/04/11	9,998
23,090,000	Variable Funding Capital Co LLC	0.270	05/06/11	23,084
15,610,000	Variable Funding Capital Co LLC	0.230	05/20/11	15,605
10,000,000	Variable Funding Capital Co LLC	0.230	06/02/11	9,996

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	Variable Funding Capital Co LLC	0.340%	07/05/11	$24,978
29,200,000	Wal-Mart Stores, Inc	0.200	04/11/11	29,198
50,000,000	Wal-Mart Stores, Inc	0.175	04/14/11	49,997
45,000,000	Wal-Mart Stores, Inc	0.190	04/18/11	44,996
5,000,000	Wal-Mart Stores, Inc	0.160	04/27/11	4,999
31,082,000	Wal-Mart Stores, Inc	0.160	04/29/11	31,078
4,150,000	Westpac Banking Corp	0.180	04/01/11	4,150
8,415,000	Westpac Banking Corp	0.310	05/17/11	8,412
3,000,000	Westpac Banking Corp	0.410	06/14/11	2,997
4,655,000	Westpac Banking Corp	0.260	07/05/11	4,652
36,431,000	Westpac Banking Corp	0.300	08/08/11	36,392
9,100,000	Westpac Banking Corp	0.350	09/07/11	9,086

	TOTAL COMMERCIAL PAPER			5,405,590

FOREIGN GOVERNMENT DEBT - 0.2%
17,600,000	Province of Ontario Canada	2.630	01/20/12	17,904

	TOTAL FOREIGN GOVERNMENT DEBT			17,904

GOVERNMENT AGENCY DEBT - 20.9%
	Federal Farm Credit Bank (FFCB)
17,000,000	FFCB	0.170	05/09/11	16,997
	Federal Home Loan Bank (FHLB)
9,100,000	FHLB	0.170	04/04/11	9,100
13,630,000	FHLB	0.170	04/06/11	13,630
25,000,000	FHLB	0.170	04/08/11	24,999
40,000,000	FHLB	0.175	04/13/11	39,998
69,670,000	FHLB	0.130-0.172	04/15/11	69,666
24,810,000	FHLB	0.120	04/20/11	24,808
65,183,000	FHLB	0.130-0.180	04/27/11	65,175
21,015,000	FHLB	0.125-0.135	04/29/11	21,013
35,000,000	FHLB	0.140-0.175	05/04/11	34,995
67,775,000	FHLB	0.125-0.220	05/06/11	67,766
50,900,000	FHLB	0.100-0.105	05/11/11	50,894
20,339,000	FHLB	0.110-0.140	05/13/11	20,336
10,000,000	FHLB	0.140	05/16/11	9,998
20,960,000	FHLB	0.100	05/17/11	20,957
91,588,000	FHLB	0.110-0.150	05/18/11	91,573
64,865,000	FHLB	0.110-0.115	05/20/11	64,855
40,000,000	FHLB	0.145	05/23/11	39,992
26,000,000	FHLB	0.115-0.150	05/25/11	25,995
56,735,000	FHLB	0.110-0.150	05/27/11	56,722
90,260,000	FHLB	0.110-0.150	06/03/11	90,240
25,000,000	FHLB	0.125	06/08/11	24,994
64,130,000	FHLB	0.120	06/10/11	64,115
48,860,000	FHLB	0.120-0.125	06/15/11	48,848
	Federal Home Loan Mortgage Corp (FHLMC)
86,175,000	FHLMC	0.120-0.170	04/04/11	86,174
60,000,000	FHLMC	0.170-0.175	04/11/11	59,997
137,072,000	FHLMC	0.170-0.190	04/18/11	137,061
16,100,000	FHLMC	0.180	04/21/11	16,098
28,850,000	FHLMC	0.175	04/25/11	28,847
15,900,000	FHLMC	0.175	04/26/11	15,898
20,000,000	FHLMC	0.430	05/02/11	19,993

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$19,570,000	FHLMC	0.200%	05/03/11	$19,567
2,100,000	FHLMC	0.190	05/04/11	2,100
8,125,000	FHLMC	0.120-0.150	05/09/11	8,124
45,000,000	FHLMC	0.135-0.140	05/16/11	44,992
120,685,000	FHLMC	0.130-0.150	05/23/11	120,660
38,729,000	FHLMC	0.110-0.200	05/24/11	38,722
13,000,000	FHLMC	0.110-0.250	05/25/11	12,996
36,909,000	FHLMC	0.115-0.120	06/06/11	36,901
52,559,000	FHLMC	0.120-0.200	06/07/11	52,546
44,980,000	FHLMC	0.120-0.122	06/13/11	44,969
48,080,000	FHLMC	0.195-0.230	06/20/11	48,059
4,660,000	FHLMC	0.215	07/08/11	4,657
2,500,000	FHLMC	0.290	11/04/11	2,496
	Federal National Mortgage Association (FNMA)
81,925,000	FNMA	0.170-0.175	04/06/11	81,923
12,575,000	FNMA	0.450	04/11/11	12,573
137,890,000	FNMA	0.170-0.195	04/13/11	137,881
20,000,000	FNMA	0.130	04/18/11	19,999
48,205,000	FNMA	0.170-0.175	04/20/11	48,201
69,155,000	FNMA	0.170-0.390	04/25/11	69,147
3,889,000	FNMA	0.120-0.490	04/26/11	3,888
45,952,000	FNMA	0.170-0.175	04/27/11	45,946
8,510,000	FNMA	0.475-0.480	05/02/11	8,506
20,000,000	FNMA	0.170	05/04/11	19,997
4,932,000	FNMA	0.115	05/05/11	4,931
2,250,000	FNMA	0.190	05/19/11	2,249
65,000,000	FNMA	0.140-0.145	05/25/11	64,986
25,000,000	FNMA	0.115	06/01/11	24,995
103,593,000	FNMA	0.115-0.120	06/08/11	103,570
2,300,000	FNMA	0.130	06/15/11	2,299
50,000,000	FNMA	0.205	07/13/11	49,971

	TOTAL GOVERNMENT AGENCY DEBT			2,499,585

TREASURY DEBT - 16.1%
31,110,000	United States Treasury Bill	0.165-0.170	04/14/11	31,108
101,270,000	United States Treasury Bill	0.140-0.171	04/21/11	101,262
40,000,000	United States Treasury Bill	0.170-0.192	04/28/11	39,994
60,000,000	United States Treasury Bill	0.151-0.155	05/05/11	59,991
100,000,000	United States Treasury Bill	0.160-0.186	05/12/11	99,981
101,330,000	United States Treasury Bill	0.183-0.203	05/19/11	101,305
34,540,000	United States Treasury Bill	0.161-0.168	05/26/11	34,531
64,640,000	United States Treasury Bill	0.124-0.150	06/02/11	64,625
70,000,000	United States Treasury Bill	0.122-0.165	06/09/11	69,981
58,700,000	United States Treasury Bill	0.141-0.175	06/16/11	58,680
45,000,000	United States Treasury Bill	0.166-0.185	06/23/11	44,982
10,000,000	United States Treasury Bill	0.136	07/07/11	9,996
48,530,000	United States Treasury Bill	0.176-0.177	07/14/11	48,505
25,000,000	United States Treasury Bill	0.181	07/21/11	24,986
25,000,000	United States Treasury Bill	0.153	08/18/11	24,985
50,000,000	United States Treasury Bill	0.153-0.163	08/25/11	49,968
52,000,000	United States Treasury Bill	0.155-0.158	09/01/11	51,965
25,325,000	United States Treasury Bill	0.185-0.243	11/17/11	25,289
192,875,000	United States Treasury Note	0.875	04/30/11	192,973

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$112,500,000		United States Treasury Note	0.875%	05/31/11	$112,619
100,000,000		United States Treasury Note	1.125	06/30/11	100,224
32,000,000		United States Treasury Note	1.000	07/31/11	32,081
26,000,000		United States Treasury Note	1.000	08/31/11	26,078
101,650,000		United States Treasury Note	1.000	09/30/11	102,051
127,415,000		United States Treasury Note	1.000	10/31/11	128,024
128,245,000		United States Treasury Note	0.750	11/30/11	128,708
76,625,000		United States Treasury Note	1.125	12/15/11	77,084
39,640,000		United States Treasury Note	0.875	01/31/12	39,839
20,000,000		United States Treasury Note	1.375	02/15/12	20,178
18,420,000		United States Treasury Note	0.875	02/29/12	18,509

		TOTAL TREASURY DEBT			1,920,502

VARIABLE RATE NOTES - 9.7%
		Federal Farm Credit Bank (FFCB)
40,000,000	i	FFCB	0.154	05/16/11	39,999
45,000,000	i	FFCB	0.400	06/01/11	44,996
20,000,000	i	FFCB	0.230	06/17/11	20,001
45,000,000	i	FFCB	0.165	07/15/11	44,999
90,000,000	i	FFCB	0.200	02/13/12	89,996
		Federal Home Loan Bank (FHLB)
25,000,000	i	FHLB	0.180	05/06/11	24,999
50,000,000	i	FHLB	0.160	05/26/11	49,990
90,000,000	i	FHLB	0.260	05/26/11	90,000
90,000,000	i	FHLB	0.310	06/01/11	90,003
120,000,000	i	FHLB	0.158	07/11/11	119,993
100,000,000	i	FHLB	0.215	08/12/11	100,000
120,000,000	i	FHLB	0.210	01/13/12	119,995
		Federal Home Loan Mortgage Corp (FHLMC)
27,400,000	i	FHLMC	0.270	11/07/11	27,409
151,500,000	i	FHLMC	0.120	11/09/11	151,433
100,000,000	i	FHLMC	0.290	01/09/12	100,059
40,000,000	i	Royal Bank of Canada	0.348	01/27/12	40,020

		TOTAL VARIABLE RATE NOTES			1,153,892

		TOTAL SHORT-TERM INVESTMENTS			11,924,847

		(Cost $11,924,847)

		TOTAL INVESTMENTS - 99.9%			11,924,847
		(Cost $11,924,847)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			7,532

		NET ASSETS - 100.0%			$11,932,379

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investment (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers to earn additional income.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. As of March 31, 2011, there were no securities out on loan for the Growth, Equity Index, Bond Market and Inflation-Linked Bond Accounts.

At March 31, 2011, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows (amounts are in thousands):

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$7,304,882	$7,311,500
Global Equities	1,441,598	1,442,725
Social Choice	197,717	197,635

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Trustees”), pursuant to the 1940 Act These transactions are effected at market rates without incurring broker commissions.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investment (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2011, there were no significant transfers between levels by the Accounts.

As of March 31, 2011, 100% of the value of investments in the Equity Index Account was based on Level 1 inputs. 100% of the value of investments in the Inflation-Linked Bond Account and Money Markets Account were valued based on Level 2 inputs.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investment (unaudited)

The following is a summary of the inputs used to value the remaining Accounts’ investments as of March 31, 2011 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer Discretionary*	$9,328,763	$3,579,904	$—	$12,908,667
Consumer Staples*	6,337,629	2,602,122	—	8,939,751
Energy*	9,338,093	3,912,475	—	13,250,568
Financials*	12,789,829	7,948,794	—	20,738,623
Health Care*	9,109,924	1,943,340	7,522	11,060,786
Industrials*	9,321,381	4,505,009	—	13,826,390
Information Technology*	14,213,217	2,405,114	—	16,618,331
Materials*	3,517,481	4,405,473	—	7,922,954
Telecommunication Services*	2,195,202	1,472,959	—	3,668,161
Utilities*	2,393,927	1,269,953	—	3,663,880
Domestic Corporate Bonds	—	71,789	—	71,789
Short-Term Investments	—	7,413,918	—	7,413,918
Swaps **	—	172	—	172

Total	$78,545,446	$41,531,022	$7,522	$120,083,990

Global Equities
United States	$7,364,401	$6,209	$—	$7,370,610
United Kingdom*	8,380	1,471,901	—	1,480,281
Japan	—	1,200,782	—	1,200,782
Canada	54,030	667,421	—	721,451
France	—	705,135	—	705,135
Switzerland*	85,104	502,475	—	587,579
Germany	—	513,934	—	513,934
Australia	—	452,456	—	452,456
Netherlands*	21,997	297,245	—	319,242
Italy	—	144,746	—	144,746
Other*	123,970	1,525,649	—	1,649,619
Domestic Corporate Bonds	—	75,079	—	75,079
Short-Term Investments	—	1,516,746	—	1,516,746

Total	$7,657,882	$9,079,778	$—	$16,737,660

Growth
Consumer Discretionary	$2,130,578	$116,891	$—	$2,247,469
Consumer Staples	912,591	20,855		933,446
Energy*	1,563,106	67,136	—	1,630,242
Financials	851,287	—	—	851,287
Health Care*	1,384,455	—	—	1,384,455
Industrials	1,877,912	7,284	—	1,885,196
Information Technology*	4,295,064	23,854		4,318,918
Materials*	804,136	30,120	—	834,256
Telecommunication Services	64,156	—	—	64,156
Utilities	16,322	—	—	16,322
Short-Term Investments	—	123,595	—	123,595
Futures**	2,367	—	—	2,367

Total	$13,901,974	$389,735	$—	$14,291,709

Bond Market
Bank Loan Obligations	$—	$17,113	$—	$17,113
Corporate Bonds	—	3,976,911	—	3,976,911
Government Bonds	—	6,959,837	—	6,959,837
Structured Assets	—	811,586	—	811,586
Preferred Stocks	3,396	—	—	3,396
Mutual Funds	5,836	—	—	5,836
Short-Term Investments	—	1,955,492	—	1,955,492

Total	$9,232	$13,720,939	$—	$13,730,171

Social Choice
Consumer Discretionary	$636,429	$138,220	$—	$774,649
Consumer Staples	447,140	117,801	—	564,941
Energy	560,804	134,277	—	695,081
Financials	806,374	332,325	—	1,138,699
Health Care	562,882	91,295	—	654,177
Industrials	584,948	185,934	—	770,882
Information Technology	829,234	54,059	—	883,293
Materials	273,905	186,901	—	460,806
Telecommunication Services	104,678	77,360	—	182,038
Utilities	212,398	68,726	—	281,124
Corporate Bonds	—	940,763	—	940,763
Government Bonds	—	2,771,031	—	2,771,031
Structured Assets	—	298,804	—	298,804
Short-Term Investments	—	909,143	—	909,143

Total	$5,018,792	$6,306,639	$—	$11,325,431

* Includes American Depositary Receipts at Level 1.
** Futures contracts and swaps are derivatives instruments not reflected in the Portfolio of Investments. They are valued at the unrealized appreciation (depreciation) on the instrument.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investment (unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31, 2010	$8,653
Realized Gain/Loss	(43)
Change in Unrealized Appreciation (Depreciation)	(990)*
Gross Purchases	—
Gross Sales	(98)

Balance as of March 31, 2011	$7,522

* Includes $(1,516) related to Level 3 securities still held at period end.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: The Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At March 31, 2011, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of Contracts ‡	Market Value	Expiration Date	Unrealized Appreciation

Growth	CME E-mini S&P 500 Index	1,559	$102,972	June 2011	$2,367

Equity Index	Russell 2000 Mini Index	47	3,956	June 2011	167
	CME E-mini S&P Mid-Cap 400 Index	41	4,048	June 2011	132
	CME E-mini S&P 500 Index	493	32,563	June 2011	674

			$40,567		$973

‡ Number of contracts are not in thousands.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss. The swap is valued daily and any change in the value of the swap is reflected in net unrealized gains and losses. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. The Stock Account is currently invested in a total return swap contract to gain exposure to certain equity markets.

At March 31, 2011, the Stock Account held the following open total return swap contracts (amounts are in thousands):

Counterparty	Notional Amount	Termination Date	Payments paid by account per annum	Total return received by or paid by fund	Unrealized Appreciation/ (Depreciation)

JP Morgan	$49,954	11/03/11	3 month LIBOR + 0.89%	MSCI EM Emerging Markets Small Cap USD	$172,295

Note 4—affiliated investments

Companies in which the Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM or its affiliates are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investment (unaudited)

Issue	Value at December 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at March 31, 2011†		Value at March 31, 2011

Stock Account
Biovitrum AB	$72,724	$—	$12,998	$1,343	$—	$—		*	$—
Enteromedics, Inc	5,697	—	4,073	(424)	—	—		*	—
Information Development Co	3,027	—	559	225	81	5		*	—
Japan Asia Investment Co Ltd	6,194	—	—	—	—	—	8,823,000		9,131
Jarden Corp	149,730	33,925	4,975	2,118	495	—	5,726,710		203,699
MPM Bioventures II	5,409	—	—	—	—	—	22,167,242		5,028
Orient Express Hotels Ltd	77,211	18	6,666	1,256	—	—	5,408,835		66,906
Skyline Venture Partners Fund II Ltd	466	—	—	—	—	—	4,254,176		466
Vanda Pharmaceuticals, Inc	15,236	12	200	(161)	—	—	1,586,056		11,562

	$335,694	$33,955	$29,471	$4,357	$576	$5			$296,792

Bond Market Account
TIAA-CREF High Yield Fund (Institutional Class)	$5,632	$100	$—	$—	$100	$—	584,178		$5,836

	$5,632	$100	$—	$—	$100	$—			$5,836

*	Not an Affiliate as of March 31, 2011.
†	Shares are not in thousands.

Note 5—investments

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At March 31, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation )	Net Unrealized Appreciation (Depreciation	)

Stock	$21,095,531	$(2,094,165)	$19,001,366
Global Equities	2,475,177	(234,633)	2,240,544
Growth	3,069,091	(124,425)	2,944,666
Equity Index	3,761,827	(1,068,077)	2,693,750
Bond Market	388,096	(129,978)	258,118
Inflation-Linked Bond	623,372	—	623,372
Social Choice	1,714,799	(265,938)	1,448,861

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	May 19, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	May 19, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	May 19, 2011	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)